United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/09

Date of Reporting Period:  Six months ended 1/31/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Government Obligations Fund
July 31, 2005 [3]	$1.00	0.014	--		0.014	(0.014)
July 31, 2006	$1.00	0.041	--		0.041	(0.041)
July 31, 2007 [5]	$1.00	0.050	--		0.050	(0.050)
July 31, 2008	$1.00	0.035	--		0.035	(0.035)
January 31, 2009 [6]	$1.00	0.007	--		0.007	(0.007)

Municipal Obligations Fund
July 31, 2004	$1.00	0.008	(0.000	) [7]	0.008	(0.008)
July 31, 2005	$1.00	0.017	0.000	[7]	0.017	(0.017)
July 31, 2006	$1.00	0.029	(0.000	) [7]	0.029	(0.029)
July 31, 2007 [5]	$1.00	0.034	0.000	[7]	0.034	(0.034)
July 31, 2008	$1.00	0.028	0.000	[7]	0.028	(0.028)
January 31, 2009 [6]	$1.00	0.010	(0.000	) [7]	0.010	(0.010)

Prime Cash Obligations Fund
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.021	--		0.021	(0.021)
July 31, 2006	$1.00	0.042	--		0.042	(0.042)
July 31, 2007 [5]	$1.00	0.051	--		0.051	(0.051)
July 31, 2008	$1.00	0.039	--		0.039	(0.039)
January 31, 2009 [6]	$1.00	0.011	--		0.011	(0.011)

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

6 For the six months ended January 31, 2009 (unaudited).

7 Represents less than $0.001.

8 The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios for the six months ended January 31, 2009 and for the year ended July 31, 2008 are 0.31% and 0.28%, respectively, after taking into account these expense reductions.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

--		(0.014)	$1.00	1.38%	0.31%	[4]	2.92%	[4]	0.24%	[4]	$ 298,625
--		(0.041)	$1.00	4.19%	0.31%		4.17%		0.20%		$ 377,414
--		(0.050)	$1.00	5.14%	0.31%		5.04%		0.09%		$ 637,491
--		(0.035)	$1.00	3.54%	0.30%		3.45%		0.09%		$1,128,743
--		(0.007)	$1.00	0.74%	0.33%	[4]	1.40%	[4]	0.08%	[4]	$1,578,139

--		(0.008)	$1.00	0.82%	0.30%		0.82%		0.27%		$ 265,345
--		(0.017)	$1.00	1.71%	0.28%		1.94%		0.28%		$1,061,717
--		(0.029)	$1.00	2.90%	0.28%		2.83%		0.24%		$ 882,006
--		(0.034)	$1.00	3.46%	0.28%		3.41%		0.12%		$1,012,433
(0.000)	[7]	(0.028)	$1.00	2.82%	0.28%	[8]	2.78%		0.12%		$1,156,792
(0.000)	[7]	(0.010)	$1.00	1.06%	0.31%	[4,8]	1.90%	[4]	0.12%	[4]	$1,274,014

--		(0.009)	$1.00	0.87%	0.30%		0.86%		0.26%		$ 634,504
--		(0.021)	$1.00	2.16%	0.28%		2.12%		0.26%		$ 709,195
--		(0.042)	$1.00	4.28%	0.26%		4.21%		0.24%		$ 987,698
--		(0.051)	$1.00	5.23%	0.28%		5.10%		0.11%		$ 982,594
--		(0.039)	$1.00	3.99%	0.28%		3.83%		0.11%		$1,495,405
--		(0.011)	$1.00	1.13%	0.31%	[4]	2.27%	[4]	0.11%	[4]	$1,109,887

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Management Obligations Fund
July 31, 2005 [3]	$1.00	0.015	--		0.015	(0.015)
July 31, 2006	$1.00	0.042	--		0.042	(0.042)
July 31, 2007 [5]	$1.00	0.051	--		0.051	(0.051)
July 31, 2008	$1.00	0.039	--		0.039	(0.039)
January 31, 2009 [6]	$1.00	0.012	--		0.012	(0.012)

Prime Value Obligations Fund
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.022	--		0.022	(0.022)
July 31, 2006	$1.00	0.042	--		0.042	(0.042)
July 31, 2007 [5]	$1.00	0.051	--		0.051	(0.051)
July 31, 2008	$1.00	0.039	--		0.039	(0.039)
January 31, 2009 [6]	$1.00	0.012	--		0.012	(0.012)

Treasury Obligations Fund
July 31, 2004	$1.00	0.008	--		0.008	(0.008)
July 31, 2005	$1.00	0.020	--		0.020	(0.020)
July 31, 2006	$1.00	0.040	--		0.040	(0.040)
July 31, 2007 [5]	$1.00	0.050	--		0.050	(0.050)
July 31, 2008	$1.00	0.029	--		0.029	(0.029)
January 31, 2009 [6]	$1.00	0.003	0.000	[7]	0.003	(0.003)

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

6 For the six months ended January 31, 2009 (unaudited).

7 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

--		(0.015)	$1.00	1.47%	0.23%	[4]	3.00%	[4]	0.35%	[4]	$ 817,205
--		(0.042)	$1.00	4.28%	0.26%		4.18%		0.27%		$ 734,060
--		(0.051)	$1.00	5.25%	0.27%		5.14%		0.15%		$1,180,189
--		(0.039)	$1.00	3.95%	0.27%		3.97%		0.15%		$ 832,279
--		(0.012)	$1.00	1.21%	0.30%	[4]	2.38%	[4]	0.15%	[4]	$ 569,102

--		(0.009)	$1.00	0.90%	0.29%		0.90%		0.27%		$ 883,749
--		(0.022)	$1.00	2.20%	0.27%		2.19%		0.27%		$1,169,349
--		(0.042)	$1.00	4.29%	0.27%		4.28%		0.22%		$1,427,494
--		(0.051)	$1.00	5.25%	0.27%		5.14%		0.12%		$2,534,174
--		(0.039)	$1.00	3.99%	0.27%		3.70%		0.12%		$4,799,985
--		(0.012)	$1.00	1.19%	0.29%	[4]	2.42%	[4]	0.12%	[4]	$ 822,114

--		(0.008)	$1.00	0.76%	0.30%		0.75%		0.24%		$ 871,735
--		(0.020)	$1.00	2.02%	0.30%		1.99%		0.24%		$ 622,744
--		(0.040)	$1.00	4.09%	0.30%		4.07%		0.20%		$1,037,466
--		(0.050)	$1.00	5.06%	0.30%		4.94%		0.09%		$1,138,133
--		(0.029)	$1.00	2.99%	0.30%		2.73%		0.08%		$1,640,798
(0.000)	[7]	(0.003)	$1.00	0.34%	0.34%	[4]	0.45%	[4]	0.09%	[4]	$3,848,087

Shareholder Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,007.40	$1.67
Municipal Obligations Fund	$1,000	$1,010.60	$1.57
Prime Cash Obligations Fund	$1,000	$1,011.30	$1.57
Prime Management Obligations Fund	$1,000	$1,012.10	$1.52
Prime Value Obligations Fund	$1,000	$1,011.90	$1.47
Treasury Obligations Fund	$1,000	$1,003.40	$1.72
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,023.54	$1.68
Municipal Obligations Fund	$1,000	$1,023.64	$1.58
Prime Cash Obligations Fund	$1,000	$1,023.64	$1.58
Prime Management Obligations Fund	$1,000	$1,023.69	$1.53
Prime Value Obligations Fund	$1,000	$1,023.74	$1.48
Treasury Obligations Fund	$1,000	$1,023.49	$1.73

1 Expenses are equal to the Funds' Institutional Capital Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.33%
Municipal Obligations Fund	0.31%
Prime Cash Obligations Fund	0.31%
Prime Management Obligations Fund	0.30%
Prime Value Obligations Fund	0.29%
Treasury Obligations Fund	0.34%

Government Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	51.5%
Repurchase Agreements	48.5%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	48.1%
8-30 Days	24.8%
31-90 Days	18.6%
91-180 Days	5.8%
181 Days or more	2.7%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--51.5%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.331%, 2/8/2009	$135,000,000
4,096,521,000	[2]	Federal Home Loan Bank System Discount Notes, 0.240% - 3.350%, 2/2/2009 - 1/11/2010	4,079,219,302
10,871,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.249% - 2.719%, 2/2/2009 - 4/30/2009	10,868,486,631
6,306,015,000		Federal Home Loan Bank System Notes, 0.870% - 5.000%, 2/2/2009 - 1/26/2010	6,312,956,597
1,373,647,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.250% - 2.700%, 2/19/2009 - 7/1/2009	1,371,310,685
2,155,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.329% - 1.254%, 2/2/2009 - 4/13/2009	2,154,937,284
291,500,000		Federal Home Loan Mortgage Corp. Notes, 2.265% - 5.250%, 2/5/2009 - 5/21/2009	292,665,568
4,152,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.290% - 3.200%, 2/2/2009 - 10/7/2009	4,141,038,424
1,309,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.470% - 2.180%, 2/2/2009 - 4/28/2009	1,308,774,508
1,423,456,000		Federal National Mortgage Association Notes, 3.125% - 7.250%, 2/15/2009 - 1/15/2010	1,458,103,658
273,435,000	[1]	Housing and Urban Development Floating Rate Notes, 1.635%, 2/1/2009	273,435,000
		TOTAL GOVERNMENT AGENCIES	32,395,927,657
		REPURCHASE AGREEMENTS--48.5%
30,000,000		Repurchase agreement 0.29%, dated 1/30/2009 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $30,000,725 on 2/2/2009. The securities provided as collateral at the end of the period were a U.S. Government Agency security and a U.S. Treasury security with various maturities to 8/1/2020 and the market value of those underlying securities was $30,600,815.	30,000,000
1,227,000,000	[3]	Interest in $1,400,000,000 joint repurchase agreement 0.15%, dated 1/6/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,400,180,833 on 2/6/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $1,435,270,485.	1,227,000,000
250,000,000	[3]	Repurchase agreement 0.25%, dated 1/14/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,059,028 on 2/17/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $257,496,960.	250,000,000
881,000,000	[3]	Interest in $1,210,000,000 joint repurchase agreement 0.28%, dated 1/27/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,210,282,333 on 2/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $1,238,575,307.	881,000,000
490,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.30%, dated 1/29/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,133,333 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $511,720,695.	490,000,000
450,000,000		Repurchase agreement 0.30%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $450,011,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $460,004,238.	450,000,000
2,437,000,000		Interest in $2,970,000,000 joint repurchase agreement 0.30%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,970,074,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $3,029,475,735.	2,437,000,000
419,056,000		Repurchase agreement 0.28%, dated 1/30/2009 under which Banc of America Securities LLC will repurchase a security provided as collateral for $419,065,778 on 2/2/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2038 and the market value of that underlying securities was $427,447,094.	419,056,000
647,000,000	[3]	Interest in $975,000,000 joint repurchase agreement 0.30%, dated 1/28/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $975,381,875 on 3/16/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $1,002,725,613.	647,000,000
1,148,000,000	[3]	Interest in $1,570,000,000 joint repurchase agreement 0.20%, dated 1/9/2009 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,570,270,389 on 2/12/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $1,601,586,830.	1,148,000,000
1,000,000,000		Repurchase agreement 0.28%, dated 1/30/2009 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,000,023,333 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $1,020,023,800.	1,000,000,000
400,000,000	[3]	Repurchase agreement 0.17%, dated 1/6/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $400,056,667 on 2/6/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $409,336,141.	400,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,000,000,000		Repurchase agreement 0.20%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,016,667 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $1,020,017,098.	$1,000,000,000
4,408,143,000		Interest in $7,700,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	4,408,143,000
589,000,000	[3]	Interest in $810,000,000 joint repurchase agreement 0.32%, dated 1/20/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $810,216,000 on 2/19/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $828,284,668.	589,000,000
603,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.32%, dated 1/28/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $800,213,333 on 2/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2048 and the market value of those underlying securities was $819,492,114.	603,000,000
500,000,000		Repurchase agreement 0.28%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,011,667 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $510,011,901.	500,000,000
2,000,000,000		Interest in $3,370,000,000 joint repurchase agreement 0.30%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,370,084,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $3,437,485,935.	2,000,000,000
350,000,000		Repurchase agreement 0.25%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $350,007,292 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/23/2017 and the market value of those underlying securities was $357,008,040.	350,000,000
1,155,000,000	[3]	Interest in $1,550,000,000 joint repurchase agreement 0.27%, dated 1/15/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $1,550,383,625 on 2/17/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of that underlying security was $1,581,213,435.	1,155,000,000
350,000,000		Repurchase agreement 0.27%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $350,007,875 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $1,887,042,458.	350,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,024,167 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2048 and the market value of those underlying securities was $1,020,714,602.	500,000,000
144,363,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	144,363,000
250,000,000		Repurchase agreement 0.29%, dated 1/30/2009 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,006,042 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2049 and the market value of those underlying securities was $255,633,705.	250,000,000
748,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.27%, dated 1/14/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,217,500 on 2/13/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $1,020,115,205.	748,000,000
2,510,000,000		Interest in $3,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,500,084,583 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $3,570,000,682.	2,510,000,000
196,000,000		Interest in $246,000,000 joint repurchase agreement 0.11%, dated 1/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $246,002,255 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/15/2009 and the market value of those underlying securities was $250,921,757.	196,000,000
200,000,000		Repurchase agreement 0.24%, dated 1/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $200,004,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $204,002,530.	200,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.30%, dated 1/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $2,000,050,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/20/2038 and the market value of those underlying securities was $2,040,827,198.	1,000,000,000
250,000,000		Repurchase agreement 0.30%, dated 1/30/2009 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $250,006,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $257,501,356.	250,000,000
150,000,000		Interest in $950,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $950,021,375 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/14/2010 and the market value of those underlying securities was $969,021,821.	150,000,000
250,000,000		Repurchase agreement 0.27%, dated 1/30/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $250,005,625 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $257,381,544.	250,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$900,000,000		Repurchase agreement 0.27%, dated 1/30/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $900,020,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $930,670,802.	$900,000,000
175,000,000		Repurchase agreement 0.29%, dated 1/30/2009 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $175,004,229 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $180,053,682.	175,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.28%, dated 1/30/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,046,667 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/16/2044 and the market value of those underlying securities was $2,049,917,208.	1,000,000,000
373,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.35%, dated 1/15/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $500,097,222 on 2/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2038 and the market value of those underlying securities was $511,755,345.	373,000,000
595,000,000	[3]	Interest in $600,000,000 joint repurchase agreement 0.15%, dated 1/6/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $600,092,500 on 2/12/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $612,064,807.	595,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 0.22%, dated 1/30/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $100,001,833 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/27/2009 and the market value of those underlying securities was $102,004,096.	50,000,000
870,000,000		Repurchase agreement 0.28%, dated 1/30/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $870,020,300 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2047 and the market value of those underlying securities was $887,404,342.	870,000,000
		TOTAL REPURCHASE AGREEMENTS	30,495,562,000
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [4]	62,891,489,657
		OTHER ASSETS AND LIABILITIES - NET--0.0% [5]	18,126,554
		TOTAL NET ASSETS--100%	$62,909,616,211

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	62,891,489,657
Level 3--Significant Unobservable Inputs	--
TOTAL	$ 62,891,489,657

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	83.4%
Municipal Notes	14.0%
Commercial Paper	2.8%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.7%
8-30 Days	3.0%
31-90 Days	2.0%
91-180 Days	5.9%
181 Days or more	6.6%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.2% [1,2]
		Alabama--1.7%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	$4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank, N.A. LOC), 0.650%, 2/5/2009	7,840,000
4,235,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	4,235,000
9,870,000		Alabama HFA MFH, (Series 2004B), Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	9,870,000
10,000,000		Bridgeport, AL, IDB (Series 1987), Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America, N.A. LOC), 0.750%, 2/5/2009	10,000,000
1,085,000		Calhoun County, AL, Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 1.240%, 2/4/2009	1,085,000
8,700,000		Columbia, AL, IDB (Series 1997), Weekly VRDNs (Alabama Power Co.), 0.630%, 2/4/2009	8,700,000
1,000,000		Montgomery County, AL, LT GO Warrants (Series 1999), 5.60% Bonds (United States Treasury PRF 9/1/2009@102), 9/1/2024	1,056,161
1,400,000		Montgomery, AL, IDB (Series 2001), Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.750%, 2/4/2009	1,400,000
13,160,000		Phoenix City, AL, Water & Sewer System (Series 2004-B), Weekly VRDNs (Columbus Bank and Trust Co., GA LOC), 1.850%, 2/5/2009	13,160,000
7,800,000		Stevenson, AL, IDB Weekly VRDNs (Jefferson Smurfit Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2009	7,800,000
7,400,000		Stevenson, AL, IDB (Series 1999A), Weekly VRDNs (Smurfit-Stone Container Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2009	7,400,000
		TOTAL	77,046,161
		Alaska--0.4%
7,500,000		Alaska International Airports System (Series 2009A), Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.600%, 2/4/2009	7,500,000
8,415,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398B), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 1.130%, 2/5/2009	8,415,000
		TOTAL	15,915,000
		Arizona--0.5%
15,950,000		Coconino County, AZ, Pollution Control Corp., (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank, N.V. LOC), 0.900%, 2/2/2009	15,950,000
3,000,000		Pima County, AZ, IDA (Series 2002B), Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.760%, 2/5/2009	3,000,000
4,000,000		Show Low, AZ, IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.620%, 2/5/2009	4,000,000
		TOTAL	22,950,000
		Arkansas--0.8%
5,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 2/5/2009	5,630,000
10,900,000		Arkansas State Development Finance Authority Solid Waste (Series 2003), Weekly VRDNs (Waste Management, Inc.)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	10,900,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 0.820%, 2/5/2009	8,000,000
2,000,000		Sheridan, AR, IDA (Series A), Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	2,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.660%, 2/5/2009	7,100,000
		TOTAL	33,630,000
		California--2.0%
21,000,000		ABAG Finance Authority for Non-Profit Corporations, CA (Series 2007), Daily VRDNs (899 Charleston LLC)/(Bank of America, N.A. LOC), 0.620%, 2/2/2009	21,000,000
8,500,000		California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 1.130%, 2/5/2009	8,500,000
825,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 0.850%, 2/4/2009	825,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America, N.A. LOC), 0.860%, 2/5/2009	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.860%, 2/5/2009	6,815,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America, N.A. LOC), 0.860%, 2/5/2009	5,000,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T&W Farms)/(Bank of America, N.A. LOC), 0.860%, 2/5/2009	2,940,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B&B Dairy, LLC)/(Key Bank, N.A. LOC), 0.860%, 2/5/2009	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America, N.A. LOC), 0.860%, 2/5/2009	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$2,350,000		California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank, N.A. LOC), 0.860%, 2/5/2009	$2,350,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A&M Farms)/(Wachovia Bank, N.A. LOC), 0.860%, 2/5/2009	2,000,000
3,395,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 0.850%, 2/4/2009	3,395,000
2,185,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 1.000%, 2/4/2009	2,185,000
4,625,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 1.280%, 2/5/2009	4,625,000
1,900,000		Concord, CA, MFH (Series 2001A), Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank, N.A., New York LOC), 0.650%, 2/5/2009	1,900,000
1,975,000		Los Angeles, CA, Community Redevelopment Agency (Series 2003A: Wilshire Station Apartments), Daily VRDNs (Wilshire Vermont Housing Partners LP)/(Bank of America, N.A. LOC), 0.500%, 2/2/2009	1,975,000
5,300,000		Los Angeles, CA (Series 2003A), Weekly VRDNs (Asbury Apartments L.P.)/(Citibank, N.A., New York LOC), 0.600%, 2/2/2009	5,300,000
10,000,000		Torrance, CA (Series 1992: Hospital Revenue Bonds), Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 2/5/2009	10,000,000
		TOTAL	90,360,000
		Colorado--0.8%
1,105,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007), Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.680%, 2/5/2009	1,105,000
1,280,000		Colorado Educational & Cultural Facilities Authority (Series A-8), Daily VRDNs (National Jewish Federation)/(Bank of America, N.A. LOC), 0.650%, 2/2/2009	1,280,000
2,800,000		Colorado Educational & Cultural Facilities Authority (Series A4), Daily VRDNs (National Jewish Federation)/(Bank of America, N.A. LOC), 0.650%, 2/2/2009	2,800,000
2,000,000		Colorado HFA (Series 2007A), Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.680%, 2/5/2009	2,000,000
2,180,000		Colorado HFA (Series A), Weekly VRDNs (High Desert Properties, LLC), 0.620%, 2/5/2009	2,180,000
500,000		Colorado Springs, CO Utility System (Series 1998), Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 3.150%, 2/5/2009	500,000
1,500,000		Commerce City, CO, Northern Infrastructure General Improvement District (Series 2006), Weekly VRDNs (U.S. Bank, N.A. LOC), 0.530%, 2/5/2009	1,500,000
15,000,000		Denver, CO, City & County Department of Aviation (Subseries 2008C1), Weekly VRDNs (KBC Bank, N.V. LOC), 0.700%, 2/4/2009	15,000,000
8,000,000		Denver, CO, City & County Department of Aviation (Subseries 2008C2), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.700%, 2/4/2009	8,000,000
		TOTAL	34,365,000
		Connecticut--1.8%
4,600,000		Connecticut Development Authority (Series 1999), 1.10% CP (New England Power Co.), Mandatory Tender 4/7/2009	4,600,000
63,875,000		Connecticut State HEFA (Series C), Daily VRDNs (Masonicare)/(Wachovia Bank, N.A. LOC), 0.590%, 2/2/2009	63,875,000
1,500,000		Connecticut State HEFA (Series F), Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 2/5/2009	1,500,000
10,000,000		Waterbury, CT, 4.00% BANs, 9/2/2009	10,126,103
		TOTAL	80,101,103
		Delaware--2.3%
20,000,000		Delaware EDA (Series B), Daily VRDNs (Motiva Enterprises LLC), 0.800%, 2/2/2009	20,000,000
73,000,000		Delaware EDA (Series D), Daily VRDNs (Motiva Enterprises LLC), 0.900%, 2/2/2009	73,000,000
7,000,000		Sussex County, DE, IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.840%, 2/5/2009	7,000,000
5,000,000		Sussex County, DE, IDA (Series 2000), Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.790%, 2/4/2009	5,000,000
		TOTAL	105,000,000
		District of Columbia--1.3%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York LOC), 0.700%, 2/5/2009	7,500,000
20,000,000	[3,4]	District of Columbia HFA (PT-4575), Weekly VRDNs (Cavalier Apartments LP)/(FHLMC COL)/(FHLMC LIQ), 0.760%, 2/5/2009	20,000,000
3,795,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505), Weekly VRDNs (Deutsche Bank AG LIQ), 0.510%, 2/5/2009	3,795,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.700%, 2/5/2009	26,665,000
		TOTAL	57,960,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--5.7%
$8,840,000		Capital Trust Agency, FL, Air Cargo Revenue Bonds (Series 2004A), Weekly VRDNs (Aero Miami FX, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	$8,840,000
14,000,000		Citizens Property Insurance Corp., FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	14,089,850
1,190,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2007-49), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	1,190,000
1,285,000		Collier County, FL, HFA (Series 2005), Weekly VRDNs (George Washington Carver Apartments)/(PNC Bank, N.A. LOC), 0.690%, 2/4/2009	1,285,000
48,500,000		Florida HFA (Series 2007G-1), Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.900%, 2/4/2009	48,500,000
100,850,000		Greater Orlando, FL, Aviation Authority, Airport Facilities Variable Rate Refunding Revenue Bonds (Series 2002E), Weekly VRDNs (FSA INS)/(SunTrust Bank LIQ), 2.750%, 2/4/2009	100,850,000
1,255,000		Hillsborough County, FL, HFA (Series 2005) Weekly VRDNs (Claymore Crossings Apartments)/(Citibank, N.A., New York LOC), 0.600%, 2/4/2009	1,255,000
2,801,000		Lake County, FL, IDA (Series 2002), Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.600%, 2/5/2009	2,801,000
4,500,000		Liberty County, FL, Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	4,500,000
25,000,000	[3,4]	Miami-Dade County, FL, Aviation, Clipper Tax-Exempt Certificates Trust (Series 2005-41), Weekly VRDNs (State Street Bank and Trust Co. LIQ)/ (State Street Bank and Trust Co. LOC), 0.630%, 2/5/2009	25,000,000
5,000,000	[3,4]	Miami-Dade County, FL, Aviation Eagles (Series 2007-0073), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 0.690%, 2/5/2009	5,000,000
7,700,000		Palm Beach County, FL, Airport System (Series 2007), Weekly VRDNs (Galaxy Aviation)/(Citibank, N.A., New York LOC), 0.850%, 2/4/2009	7,700,000
33,300,000		St. Lucie County, FL, Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 0.720%, 2/2/2009	33,300,000
		TOTAL	254,310,850
		Georgia--5.9%
92,930,000		Atlanta, GA, Water & Wastewater (Series 2001 C), Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 2/2/2009	92,930,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	3,000,000
5,400,000		Bulloch County, GA, Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.820%, 2/5/2009	5,400,000
3,000,000		Carroll County, GA, Development Authority (Series 2007), Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 1.150%, 2/5/2009	3,000,000
4,130,000		Columbus, GA, IDA Industrial & Port Development Commission (Series 1992), Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC), 1.530%, 2/5/2009	4,130,000
14,400,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 1.100%, 2/5/2009	14,400,000
25,500,000		DeKalb County, GA, Hospital Authority (Series 2003B), Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 0.900%, 2/5/2009	25,500,000
7,475,000		DeKalb County, GA, MFH Authority (Series 1995), Weekly VRDNs (Stone Mill Run Apartments)/(Regions Bank, Alabama LOC), 0.830%, 2/5/2009	7,475,000
4,000,000		DeKalb County, GA, MFH Authority (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America, N.A. LOC), 0.600%, 2/5/2009	4,000,000
1,020,000		Emanuel County, GA, Development Authority (Series 2001), Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 0.840%, 2/4/2009	1,020,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	16,000,000
18,000,000		Fulton County, GA, Housing Authority (Series 1999), Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank, N.A. LOC), 0.630%, 2/5/2009	18,000,000
1,475,000		Fulton County, GA, Housing Authority (Series 2008A), Weekly VRDNs (Walton Lakes LLC)/(SunTrust Bank LOC), 0.790%, 2/4/2009	1,475,000
2,750,000		Gwinnett County, GA, Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.940%, 2/5/2009	2,750,000
16,830,000		Gwinnett County, GA, Housing Authority (Series 2002), Weekly VRDNs (Herrington Mill Apartments)/(SunTrust Bank LOC), 0.790%, 2/4/2009	16,830,000
13,430,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 1.050%, 2/5/2009	13,430,000
1,500,000		Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Walton Ridenour Apts)/(SunTrust Bank LOC), 0.740%, 2/4/2009	1,500,000
4,500,000		Peach County, GA, Development Authority (Series 2008), Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank, N.A. LOC), 0.530%, 2/5/2009	4,500,000
10,750,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 2.190%, 2/4/2009	10,750,000
19,000,000		Summerville, GA, Development Authority (Series 1997), Weekly VRDNs (Image Industries, Inc.)/(Wachovia Bank, N.A. LOC), 1.510%, 2/5/2009	19,000,000
		TOTAL	265,090,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Idaho--0.3%
$15,500,000		Idaho State, 3.00% TANs, 6/30/2009	$15,579,564
		Illinois--3.0%
1,155,000		Arlington Heights, IL, (Series 1997), Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 1.000%, 2/5/2009	1,155,000
5,600,000		Chicago, IL, MFH Revenue (Series 2007: Renaissance Place Apartments), Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 1.000%, 2/5/2009	5,600,000
5,800,000	[3,4]	Chicago, IL, O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank, N.A., New York LIQ), 1.460%, 2/5/2009	5,800,000
3,000,000		Chicago, IL, O'Hare International Airport, Special Facility Revenue Bonds (Series 1990), Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.650%, 2/4/2009	3,000,000
1,105,000		Chicago, IL, (Series 1999 IDRB) Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 0.800%, 2/4/2009	1,105,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 1.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	10,500,000
1,440,000		Crystal Lake, IL, IDA (Series 2006), Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 1.110%, 2/5/2009	1,440,000
450,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	450,000
3,530,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.300%, 2/4/2009	3,530,000
1,200,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America, N.A. LOC), 0.750%, 2/5/2009	1,200,000
4,490,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(Bank of America, N.A. LOC), 0.830%, 2/5/2009	4,490,000
3,140,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 1.000%, 2/5/2009	3,140,000
4,925,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	4,925,000
3,730,000		Illinois Development Finance Authority MFH (Series 1999), Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America, N.A. LOC), 0.830%, 2/5/2009	3,730,000
2,860,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America, N.A. LOC), 1.770%, 2/4/2009	2,860,000
1,365,000		Illinois Finance Authority (Series 2004), Weekly VRDNs (Transparent Container Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.000%, 2/5/2009	1,365,000
3,435,000		Illinois Finance Authority (Series 2006), Weekly VRDNs (Reliable Materials LYONs LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.770%, 2/4/2009	3,435,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.660%, 2/5/2009	7,500,000
1,170,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	1,170,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Stromberg Allen & Co.)/(Bank of America, N.A. LOC), 0.650%, 2/5/2009	7,500,000
5,600,000		Illinois Finance Authority (Series 2008), Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 1.000%, 2/5/2009	5,600,000
1,000,000		Illinois Finance Authority (Series 2008B), Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.280%, 2/5/2009	1,000,000
14,500,000		Illinois Housing Development Authority (2007 Subseries H-2), 1.98% TOBs 8/1/2009	14,500,000
25,000,000		Illinois State Toll Highway Authority (2008 Series A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 2/5/2009	25,000,000
1,200,000		Lake County, IL, IDA (Series 1994), Weekly VRDNs (Northpoint Assoc LLC)/(Northern Trust Co., Chicago, IL LOC), 0.650%, 2/4/2009	1,200,000
1,110,000		Lake Villa, IL Weekly VRDNs (Allendale Assoc)/(Bank of America, N.A. LOC), 0.540%, 2/5/2009	1,110,000
3,980,000		Peoria, IL, (Series 2000), Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 1.000%, 2/5/2009	3,980,000
1,055,000		Quad Cities, IL, Regional EDA, Revenue Bonds Weekly VRDNs (IsoTech of Illinois, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.970%, 2/5/2009	1,055,000
1,800,000		Savanna, IL, IDA (Series A), Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2009	1,800,000
1,400,000		Southwestern Illinois Development Authority (Series 2002), Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	1,400,000
1,484,000		West Chicago, IL, IDA (Series 1997), Weekly VRDNs (Bison Gear & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/5/2009	1,484,000
500,000		Woodridge, DuPage, Will and Cook Counties, IL (Series 2005), Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/5/2009	500,000
		TOTAL	132,524,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--4.0%
$15,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2009	$15,121,878
645,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust (Series 1), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/5/2009	645,000
4,100,000		Gary/Chicago, IN, International Airport Authority (Series 2007), Weekly VRDNs (U.S. Bank, N.A. LOC), 1.010%, 2/5/2009	4,100,000
775,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	775,000
10,500,000		Indiana Bond Bank (Series 2008A), Weekly VRDNs (Tri-County Conservancy District)/(Huntington National Bank, Columbus, OH LOC), 2.450%, 2/5/2009	10,500,000
2,000,000		Indiana Development Finance Authority (Series 2001), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.570%, 2/2/2009	2,000,000
1,100,000		Indiana Development Finance Authority (Series 2001), Weekly VRDNs (Bhar, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	1,100,000
2,800,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002), Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 2/5/2009	2,800,000
10,000,000		Indiana Finance Authority - Solid Waste (Series 2007A), Weekly VRDNs (Allied Waste North America, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	10,000,000
6,095,000		Indiana State Finance Authority (Environmental Improvement Bonds)/(Series 2006A), Weekly VRDNs (IB& BLLC)/(Harris, N.A. LOC), 1.000%, 2/5/2009	6,095,000
85,000,000		Indianapolis, IN, Local Public Improvement Bond Bank (Series 2008C-1), Daily VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 1.050%, 2/2/2009	85,000,000
9,750,000		Indianapolis, IN, Local Public Improvement Bond Bank (Sub-Series 2008C-4), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 3.500%, 2/4/2009	9,750,000
5,000,000		Indianapolis, IN, MFH (Series 2004A), Weekly VRDNs (Nora Commons LP)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	5,000,000
1,300,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.750%, 2/4/2009	1,300,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	6,500,000
6,000,000		Logansport, IN, (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.630%, 2/5/2009	6,000,000
1,800,000		St. Joseph County, IN, EDRB (Series 2002), Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 2/5/2009	1,800,000
1,600,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	1,600,000
		TOTAL	179,121,878
		Iowa--0.3%
5,300,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.980%, 2/5/2009	5,300,000
6,000,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.980%, 2/5/2009	6,000,000
2,640,000		Scott County, IA, IDA (Series 2005A), Weekly VRDNs (Ford Manufacturing Co.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	2,640,000
		TOTAL	13,940,000
		Kansas--1.0%
7,821,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	7,821,000
6,000,000		Dodge City, KS, IDA (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	6,000,000
9,285,000		Kansas State Development Finance Authority (Series 2004B), Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.660%, 2/5/2009	9,285,000
10,000,000		Lenexa, KS, MFH (Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America, N.A. LOC), 0.660%, 2/5/2009	10,000,000
10,000,000		Olathe, KS, 2.50% BANs, 12/1/2009	10,000,000
		TOTAL	43,106,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kentucky--0.9%
$8,500,000		Boyd County, KY, (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	$8,500,000
1,480,000		Breckinridge County, KY (Series A), Daily VRDNs (KY Assoc of County Leasing Trust)/(U.S. Bank, N.A. LOC), 0.600%, 2/2/2009	1,480,000
2,245,000		Henderson, KY, IDRB (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.630%, 2/5/2009	2,245,000
5,500,000		Hopkinsville, KY, (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.050%, 2/5/2009	5,500,000
390,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.650%, 2/5/2009	390,000
3,000,000		Kentucky EDFA (Series 2001), Weekly VRDNs (Republic Services, Inc.)/(Bank of America, N.A. LOC), 0.650%, 2/5/2009	3,000,000
6,075,000		Kentucky EDFA (Series 2003), Weekly VRDNs (Republic Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	6,075,000
5,740,000		Maysville, KY, (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.050%, 2/5/2009	5,740,000
1,450,000		Paris, KY, Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.050%, 2/5/2009	1,450,000
8,000,000		Shelbyville, KY, (Series 2008A), Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 2/5/2009	8,000,000
		TOTAL	42,380,000
		Louisiana--3.8%
2,922,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	2,922,000
5,000,000		Lake Charles, LA, Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America, N.A. LOC), 0.860%, 2/5/2009	5,000,000
25,000,000		Lake Charles, LA, Harbor & Terminal District (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland NV, Utrecht INV), Mandatory Tender 3/15/2009	25,000,000
4,680,000		Louisiana HFA (Series 2007), Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.550%, 2/5/2009	4,680,000
35,000,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 0.850%, 2/2/2009	35,000,000
34,300,000		Louisiana Public Facilities Authority (Series 2007A), Daily VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/2/2009	34,300,000
40,000,000		Louisiana Public Facilities Authority (Series 2008B), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	40,000,000
25,000,000		Louisiana Public Facilities Authority (Series 2008C), Daily VRDNs (Air Products & Chemicals, Inc.), 0.780%, 2/2/2009	25,000,000
		TOTAL	171,902,000
		Maine--0.8%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/4/2009	3,100,000
15,000,000		Maine State Housing Authority (Series 2004 C-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.980%, 2/5/2009	15,000,000
19,000,000		Maine State Housing Authority (Series 2008 I), 2.00% TOBs, Mandatory Tender 12/16/2009	19,000,000
		TOTAL	37,100,000
		Maryland--0.2%
5,850,000		Maryland IDFA (Series 1999), 1.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	5,850,000
3,500,000		Maryland State IDFA (Series 2008), Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.720%, 2/6/2009	3,500,000
		TOTAL	9,350,000
		Massachusetts--1.5%
25,000,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 0.650%, 2/4/2009	25,000,000
10,000,000		Massachusetts Development Finance Agency (Series 2004), 1.10% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 4/6/2009	10,000,000
7,500,000		Massachusetts IFA (Series 1992B), 0.80% CP (New England Power Co.), Mandatory Tender 3/2/2009	7,500,000
4,550,000		Massachusetts IFA (Series 1996), Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank, N.A. LOC), 0.680%, 2/5/2009	4,550,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 0.800%, 2/5/2009	4,500,000
1,500,000		Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Daily VRDNs (Waste Management of MA, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/2/2009	1,500,000
10,000,000		Montachusett, MA, Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/12/2009	10,015,413
4,000,000		Southeastern Massachusetts Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 9/4/2009	4,006,899
		TOTAL	67,072,312
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--0.9%
$1,500,000		Grand Rapids, MI, IDR (Series 2007), Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	$1,500,000
1,500,000		Michigan Municipal Bond Authority (Series A1), 3.00% Bonds, 8/20/2009	1,511,080
5,000,000		Michigan State Building Authority (Series 5), 0.85% CP (Bank of New York and State Street Bank and Trust Co. LOCs), Mandatory Tender 2/12/2009	5,000,000
3,280,000		Michigan State Strategic Fund (Series 2007), Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	3,280,000
7,250,000		Michigan State, 3.00% RANs, 9/30/2009	7,294,688
23,000,000		Michigan Strategic Fund (Series 2007), Daily VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/2/2009	23,000,000
		TOTAL	41,585,768
		Minnesota--1.6%
1,180,000		Blue Earth, MN, (Series 2006), Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.730%, 2/5/2009	1,180,000
2,200,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	2,200,000
6,440,000	[3,4]	Dakota County & Washington County, MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank, N.A. LIQ), 0.700%, 2/4/2009	6,440,000
1,010,000		Little Canada, MN, Weekly VRDNs (Wellington III)/(U.S. Bank, N.A. LOC), 0.950%, 2/5/2009	1,010,000
450,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	450,000
5,375,000		Minnesota State HFA (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.640%, 2/5/2009	5,375,000
7,000,000	[3,4]	Minnesota State HFA (Series E-8), Weekly VRDNs (Wells Fargo Bank, N.A. INV)/(Royal Bank of Canada, Montreal LIQ), 0.630%, 2/5/2009	7,000,000
3,020,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Bank of America, N.A. LOC), 0.680%, 2/6/2009	3,020,000
13,000,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America, N.A. LOC), 0.630%, 2/6/2009	13,000,000
2,520,000		Roseville, MN, Health Care Facilities, Revenue Bonds Daily VRDNs (Presbyterian Homes Care)/(U.S. Bank, N.A. LOC), 0.550%, 2/2/2009	2,520,000
11,000,000		St. Anthony, MN, (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America, N.A. LOC), 0.630%, 2/6/2009	11,000,000
975,000		St. Paul, MN, Housing & Redevelopment Authority (Series 1997), Weekly VRDNs (Kendrick Apartments)/(U.S. Bank, N.A. LOC), 0.850%, 2/4/2009	975,000
4,820,000		St. Paul, MN, Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America, N.A. LOC), 0.630%, 2/6/2009	4,820,000
720,000		St. Paul, MN, Port Authority (Series 2002-11), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	720,000
3,925,000		Stillwater, MN, (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(Bank of America, N.A. LOC), 0.680%, 2/6/2009	3,925,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America, N.A. LOC), 0.680%, 2/6/2009	4,000,000
		TOTAL	69,885,000
		Mississippi--2.2%
14,005,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	14,005,000
10,000,000		Mississippi Business Finance Corp., Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/5/2009	10,000,000
1,650,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 1.050%, 2/5/2009	1,650,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	2,420,000
3,010,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	3,010,000
2,725,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	2,725,000
7,000,000		Mississippi Business Finance Corp., (Series 2007), Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	7,000,000
12,870,000		Mississippi Business Finance Corp., (Series 2008), Weekly VRDNs (Renaissance at Colony Park, LLC)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	12,870,000
9,800,000		Mississippi Home Corp., (Series 1999C), Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	9,800,000
7,300,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.550%, 2/5/2009	7,300,000
8,600,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	8,600,000
9,790,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	9,790,000
7,850,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 0.700%, 2/4/2009	7,850,000
		TOTAL	97,020,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--2.0%
$10,000,000		Buchanan County, MO Solid Waste Disposal Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.930%, 2/5/2009	$10,000,000
4,000,000		Missouri Development Finance Board (Series 2007), Weekly VRDNs (Kopytek Printing)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.510%, 2/5/2009	4,000,000
2,440,000		Missouri Development Finance Board, Infrastructure Facilities Daily VRDNs (St. Louis Convention Center)/(U.S. Bank, N.A. LOC), 0.730%, 2/2/2009	2,440,000
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000), Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/5/2009	2,000,000
935,000		Missouri State HEFA (Series 1999A), Weekly VRDNs (Drury College)/(Bank of America, N.A. LOC), 0.730%, 2/2/2009	935,000
3,000,000		Missouri State HEFA (Series 2006), Daily VRDNs (Bethesda Healthcare, Inc.)/(U.S. Bank, N.A. LOC), 0.550%, 2/2/2009	3,000,000
1,445,000		Missouri State HEFA (Series 2003), Daily VRDNs (Drury University)/(Bank of America, N.A. LOC), 0.730%, 2/2/2009	1,445,000
32,573,500		Missouri State Housing Development Commission, 0.39% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 8/1/2009	32,573,500
4,310,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 0.780%, 2/5/2009	4,310,000
26,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.930%, 2/5/2009	26,000,000
710,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.910%, 2/5/2009	710,000
3,480,000		St. Louis, MO, IDA (Series 2005A), Weekly VRDNs (C.R. Metal Products)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.510%, 2/5/2009	3,480,000
		TOTAL	90,893,500
		Montana--1.0%
35,200,000		Montana State Board of Investments (Series 1989), 2.30% TOBs (Colstrip Energy LP)/(Union Bank of California, N.A. LOC), Optional Tender 5/29/2009	35,200,000
6,155,000	[3,4]	Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.640%, 2/5/2009	6,155,000
1,625,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America, N.A. LIQ), 0.730%, 2/5/2009	1,625,000
		TOTAL	42,980,000
		Multi-State--9.3%
34,651,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-14), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	34,651,000
84,826,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-15), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	84,826,000
21,661,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	21,661,000
25,935,306	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-51), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	25,935,306
48,403,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	48,403,000
14,406,000		FHLMC (Series M017-A), Weekly VRDNs (MFH Revenue Bonds Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.630%, 2/5/2009	14,406,000
27,854,000	[3,4]	FHLMC (Series M020-A), Weekly VRDNs (MFH Revenue Bonds Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.680%, 2/5/2009	27,854,000
76,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.780%, 2/5/2009	76,300,000
85,300,000	[3,4]	Nuveen INS Premium Income Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.780%, 2/5/2009	85,300,000
		TOTAL	419,336,306
		Nebraska--0.5%
2,400,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	2,400,000
600,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	600,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority (Series 2006A), Weekly VRDNs (Amberwood, LLC)/(Wachovia Bank, N.A. LIQ)/(Wachovia Bank, N.A. LOC), 0.960%, 2/5/2009	10,720,000
5,700,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 1.200%, 2/4/2009	5,700,000
		TOTAL	21,420,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nevada--3.6%
$66,000,000		Clark County, NV, Airport System (Series 2008F), 3.00% BANs, 7/1/2009	$66,280,411
50,000,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2008A-2), Weekly VRDNs (FSA INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 1.400%, 2/4/2009	50,000,000
7,140,000		Clark County, NV, (Series 1997A), 1.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	7,140,000
7,535,000		Clark County, NV, (Series 1998), 1.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	7,535,000
6,000,000		Clark County, NV, (Series 2008A: Airport Bonds), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.700%, 2/4/2009	6,000,000
10,000,000		Director of the State of Nevada Department of Business and Industry (Series 2007), Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.650%, 2/5/2009	10,000,000
16,500,000		Nevada Housing Division (Series 2004), Weekly VRDNs (Sundance Village Apartments)/(Citibank, N.A., New York LOC), 0.650%, 2/5/2009	16,500,000
		TOTAL	163,455,411
		New Hampshire--0.7%
935,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 1.650%, 2/4/2009	935,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.10% CP (New England Power Co.), Mandatory Tender 4/7/2009	30,000,000
		TOTAL	30,935,000
		New Jersey--0.6%
6,200,000		Cliffside Park, NJ, 3.25% BANs, 11/18/2009	6,236,009
7,245,000		New Jersey EDA (Series 2001), Weekly VRDNs (Stamato Realty LLC)/(Comerica Bank LOC), 1.100%, 2/5/2009	7,245,000
15,000,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	15,049,098
		TOTAL	28,530,107
		New Mexico--0.7%
1,040,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	1,040,000
3,930,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	3,930,000
3,200,000		Bernalillo County, NM, MFH (Series 2008), Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.680%, 2/5/2009	3,200,000
10,000,000		Farmington, NM, PCRBs (1994 Series C), Daily VRDNs (Arizona Public Service Co.)/(UBS AG LOC), 0.550%, 2/2/2009	10,000,000
2,150,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America, N.A. LOC), 0.760%, 2/4/2009	2,150,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3), Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.600%, 2/4/2009	10,000,000
2,025,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 2.15% TOBs (GNMA COL)/(Wachovia Bank, N.A. LIQ), Optional Tender 2/18/2009	2,025,000
		TOTAL	32,345,000
		New York--4.6%
7,500,000		Binghamton, NY, City School District, 2.75% BANs, 9/18/2009	7,520,657
5,590,000		Hempstead (town), NY, IDA MFH (Series 2006), Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/5/2009	5,590,000
10,000,000		New Rochelle, NY, IDA (Series 2006: West End Phase I Facility), Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank, N.A., New York LOC), 0.780%, 2/5/2009	10,000,000
19,990,000		New York City, NY (Fiscal 2002 Series A-7), Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.700%, 2/2/2009	19,990,000
6,400,000		New York City, NY (Fiscal 2008 Subseries L-6), Daily VRDNs (Wachovia Bank, N.A. LIQ), 0.570%, 2/2/2009	6,400,000
29,000,000		New York State HFA (Series 2000A), Weekly VRDNs (1501 Associates LP)/(FNMA LOC), 0.600%, 2/4/2009	29,000,000
45,400,000		New York State HFA (Series 2004A: Archstone Westbury Housing), Weekly VRDNs (ASN Roosevelt Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/4/2009	45,400,000
6,000,000		New York State HFA (Series 2006A: Avalon Bowery Place II), Weekly VRDNs (CVP III LLC)/(Bank of America, N.A. LOC), 0.600%, 2/4/2009	6,000,000
19,500,000	[3,4]	Nuveen INS New York Dividend Advantage Municipal Fund (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.730%, 2/5/2009	19,500,000
40,000,000		Syracuse, NY (Series 2008), 2.75% RANs, 6/30/2009	40,112,713
4,420,000		Westchester County, NY, IDA, Commercial Facility Revenue Bonds (Series 2000), Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/4/2009	4,420,000
5,400,000		Yonkers, NY, 5.00% BANs, 8/14/2009	5,420,912
6,000,000		Yonkers, NY, 5.00% RANs, 6/30/2009	6,017,963
		TOTAL	205,372,245
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--4.1%
$43,700,000		Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank, N.A. LIQ), 0.500%, 2/5/2009	$43,700,000
7,000,000		Charlotte, NC, (Series 2005), 1.90% CP (KBC Bank, NV LIQ), Mandatory Tender 2/12/2009	7,000,000
9,400,000		Davie County, NC, Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Amarr Co.)/(Wachovia Bank, N.A. LOC), 0.650%, 2/5/2009	9,400,000
13,000,000		Hertford County, NC, Industrial Facilities & PCFA (Series 2000B), Weekly VRDNs (Nucor Corp.), 0.650%, 2/4/2009	13,000,000
700,000		Montgomery County, NC, Industrial Facilities and PCFA (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.570%, 2/2/2009	700,000
400,000		New Hanover County, NC, (Series 2008B), Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.400%, 2/4/2009	400,000
12,700,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.570%, 2/2/2009	12,700,000
61,500,000		North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2006B), Weekly VRDNs (Duke Energy Corp.)/ (Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	61,500,000
9,755,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), 2.35% TOBs (Wachovia Bank, N.A. LIQ), Optional Tender 2/25/2009	9,755,000
5,200,000		North Carolina Medical Care Commission (Series 2008B-2), Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.420%, 2/4/2009	5,200,000
16,700,000		Raleigh & Durham, NC, Airport Authority (Series 2008C), Weekly VRDNs (SunTrust Bank LOC), 0.790%, 2/5/2009	16,700,000
1,425,000		Raleigh, NC (Series 2005B-2), Weekly VRDNs (RBC Bank (USA) LOC), 0.450%, 2/4/2009	1,425,000
1,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	1,012,413
		TOTAL	182,492,413
		North Dakota--0.3%
520,000		Hebron, ND, IDA (Series 1998), Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.750%, 2/5/2009	520,000
11,745,000		Richland County, ND, Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 0.930%, 2/5/2009	11,745,000
		TOTAL	12,265,000
		Ohio--1.4%
8,000,000		Athens County, OH, Port Authority (Series 2000), Weekly VRDNs (Housing for Ohio, Inc.)/(Wachovia Bank, N.A. LOC), 0.520%, 2/5/2009	8,000,000
13,860,000		Cleveland, OH, Airport System (Series A), Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.550%, 2/5/2009	13,860,000
165,000		Coshocton, OH, Revenue Bonds Weekly VRDNs (Echoing Hills Village, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.600%, 2/5/2009	165,000
16,390,000		Hancock County, OH (Series 2004), Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 2.750%, 2/5/2009	16,390,000
1,265,000		Montgomery County, OH, (Series 2000), Weekly VRDNs (Community Blood Center Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 2/5/2009	1,265,000
21,870,000	[3,4]	Ohio HFA, MERLOTS (Series 2008-C45), 2.15% TOBs (GNMA COL)/(Wachovia Bank, N.A. LIQ), Optional Tender 5/27/2009	21,870,000
		TOTAL	61,550,000
		Oklahoma--0.7%
5,200,000		Blaine County, OK, IDA (Series 2000), Weekly VRDNs (Seaboard Farms)/(SunTrust Bank LOC), 0.790%, 2/4/2009	5,200,000
6,000,000		Broken Arrow, OK, EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	6,000,000
14,338,149	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	14,338,149
2,500,000		Oklahoma Development Finance Authority (Series 2002B), Weekly VRDNs (ConocoPhillips), 0.450%, 2/4/2009	2,500,000
1,895,000		Oklahoma State Industrial Authority (Series 2001), Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 1.000%, 2/5/2009	1,895,000
		TOTAL	29,933,149
		Oregon--2.0%
500,000		Oregon State (Series 175), Weekly VRDNs (LD McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.850%, 2/5/2009	500,000
30,000,000		Oregon State (Series 2008A), 3.00% TANs, 6/30/2009	30,156,450
1,900,000		Oregon State, Veterans' Welfare Bonds (Series 89B), Daily VRDNs (Dexia Credit Local LIQ), 0.650%, 2/2/2009	1,900,000
2,000,000		Port Portland, OR, Special Obligation (Series 2006), Weekly VRDNs (Portland Bulk Terminal)/(Canadian Imperial Bank of Commerce LOC), 0.700%, 2/5/2009	2,000,000
10,000,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	10,000,000
35,000,000		Port of Portland, OR, Airport (Subseries 18B), Weekly VRDNs (Portland International Airport)/(Lloyds TSB Bank PLC, London LOC), 0.500%, 2/4/2009	35,000,000
		TOTAL	89,556,450
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--1.5%
$1,140,000		Allegheny County, PA, IDA Revenue Bonds (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.500%, 2/5/2009	$1,140,000
28,045,000		Lehigh County, PA, General Purpose Authority (Series B of 2007), Weekly VRDNs (Good Shepherd Group)/(Assured Guaranty Corp. INS)/ (Wachovia Bank, N.A. LIQ), 0.500%, 2/4/2009	28,045,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 0.735%, 2/4/2009	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 0.700%, 2/4/2009	2,500,000
5,000,000		Pennsylvania State Higher Education Facilities Authority (Series 2007 P1), 2.15% TOBs (Gwynedd-Mercy College)/(Commerce Bank, N.A., Cherry Hill, NJ LOC), Mandatory Tender 5/1/2009	5,000,000
15,000,000		Philadelphia, PA, Airport System (Series 2005C), Weekly VRDNs (TD Banknorth, N.A. LOC), 0.500%, 2/4/2009	15,000,000
1,850,000		Philadelphia, PA, Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 0.500%, 2/2/2009	1,850,000
1,150,000		Union County, PA, Hospital Authority (Series 2001), Weekly VRDNs (Evangelical Community Hospital)/(Bank of America, N.A. LOC), 0.500%, 2/5/2009	1,150,000
1,335,000		Westmoreland County, PA, IDA (Series 2005A), Weekly VRDNs (Greensburg Thermal LLC)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	1,335,000
		TOTAL	66,020,000
		Rhode Island--0.4%
3,220,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 1.280%, 2/5/2009	3,220,000
7,000,000		Rhode Island State Student Loan Authority (Series 2008B-3), Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.650%, 2/4/2009	7,000,000
8,150,000		Warwick, RI, Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America, N.A. LOC), 0.500%, 2/2/2009	8,150,000
		TOTAL	18,370,000
		South Carolina--2.7%
24,000,000		Berkeley County, SC, IDB Weekly VRDNs (Nucor Corp.), 1.200%, 2/4/2009	24,000,000
10,000,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 0.550%, 2/4/2009	10,000,000
5,600,000		Berkeley County, SC, IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 1.200%, 2/4/2009	5,600,000
25,000,000		Berkeley County, SC, IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 0.550%, 2/4/2009	25,000,000
3,700,000		South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 0.740%, 2/4/2009	3,700,000
2,100,000		South Carolina Jobs-EDA (Series 1997A), Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank, N.A. LOC), 1.530%, 2/5/2009	2,100,000
3,000,000		South Carolina Jobs-EDA (Series 1997B), Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank, N.A. LOC), 1.530%, 2/5/2009	3,000,000
6,225,000		South Carolina Jobs-EDA (Series 1997C), Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank, N.A. LOC), 1.530%, 2/5/2009	6,225,000
12,000,000		South Carolina Jobs-EDA (Series 2006), Weekly VRDNs (Carolina Community Care, Inc.)/(National Bank of South Carolina LOC), 1.430%, 2/5/2009	12,000,000
15,000,000		South Carolina Jobs-EDA (Series 2008), Weekly VRDNs (Waste Management of South Carolina, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/5/2009	15,000,000
12,745,000		South Carolina State Housing Finance & Development Authority (Series 2006), Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank, N.A. LOC), 0.630%, 2/5/2009	12,745,000
		TOTAL	119,370,000
		South Dakota--0.3%
9,850,000		Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 0.980%, 2/5/2009	9,850,000
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.700%, 2/5/2009	4,000,000
		TOTAL	13,850,000
		Tennessee--1.6%
2,000,000		Clarksville, TN, Public Building Authority Daily VRDNs (Tennessee Municipal Bond Fund)/(Bank of America, N.A. LOC), 0.400%, 2/2/2009	2,000,000
1,710,000		Clarksville, TN, Public Building Authority, Revenue Bonds Daily VRDNs (Tennessee Municipal Bond Fund)/(Bank of America, N.A. LOC), 0.400%, 2/2/2009	1,710,000
5,000,000		Covington, TN, IDB (Series 1992), Weekly VRDNs (Charms Co.), 0.650%, 2/4/2009	5,000,000
1,000,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 1.280%, 2/5/2009	1,000,000
1,005,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	1,005,000
8,000,000		Jackson, TN, IDB (Series 2001), Weekly VRDNs (General Cable Corp.)/(PNC Bank, N.A. LOC), 0.720%, 2/5/2009	8,000,000
20,770,000		Johnson City, TN, Health & Education Facilities Board (Series 2008A), Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 0.750%, 2/4/2009	20,770,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Tennessee--continued
$10,000,000		Lewisburg, TN, IDB (Series 2003), Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.670%, 2/5/2009	$10,000,000
990,000		Loudon, TN, IDB (Series 2002), Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	990,000
12,300,000		Metropolitan Nashville Tennessee Airport Authority (Series 2008B), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.800%, 2/5/2009	12,300,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.890%, 2/4/2009	845,000
7,445,000		Wilson County, TN, Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 1.050%, 2/5/2009	7,445,000
		TOTAL	71,065,000
		Texas--9.2%
9,950,000		Brazos Harbor, TX, IDC Revenue Bonds (Series B), Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.650%, 2/4/2009	9,950,000
1,010,000		Brazos River Authority, TX, (Series 2001 D-2), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank, N.A., New York LOC), 0.950%, 2/2/2009	1,010,000
24,630,000		Brazos River Authority, TX, (Series 2002A), Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank, N.A., New York LOC), 0.950%, 2/2/2009	24,630,000
12,500,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 2/2/2009	12,500,000
25,000,000		Calhoun County, TX, Navigation District Environmental Facilities (Series 2001), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank, N.A. LOC), 0.630%, 2/5/2009	25,000,000
13,775,000		Calhoun County, TX, Navigation District Environmental Facilities (Series 2004), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank, N.A. LOC), 0.630%, 2/5/2009	13,775,000
10,000,000		Calhoun, TX, Port Authority (Series 2008), Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	10,000,000
4,720,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank, N.A. LOC), 0.900%, 2/4/2009	4,720,000
4,000,000		Colorado River, TX, Municipal Water Distribution (Series 2001), Weekly VRDNs (Republic Services, Inc.)/(Bank of America, N.A. LOC), 0.730%, 2/5/2009	4,000,000
2,100,000		Dalhart, TX, Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	2,100,000
2,950,000		Dalhart, TX, Economic Development Corp., (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	2,950,000
10,405,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080), 2.00% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/4/2009	10,405,000
70,000		Gulf Coast, TX, Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.550%, 2/2/2009	70,000
7,800,000		Gulf Coast, TX, Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	7,800,000
12,500,000		Gulf Coast, TX, Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	12,500,000
7,000,000		Harris County, TX, Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	7,000,000
11,400,000		Harrison County, TX, Health Facilities Development Corp., (Series 2006), Weekly VRDNs (Marshall Regional Medical Center)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	11,400,000
50,000,000		Houston, TX, Airport System (Series 2005A), Weekly VRDNs (FSA INS)/(Bank of America, N.A. LIQ), 1.650%, 2/4/2009	50,000,000
4,200,000		Mission, TX, Economic Development Corp., (Series 2008A), Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	4,200,000
5,000,000		Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	5,000,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	15,000,000
13,200,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2008B), Daily VRDNs (Motiva Enterprises LLC), 0.800%, 2/2/2009	13,200,000
1,755,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	1,755,000
13,000,000		Southeast Texas Housing Finance Corp., Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.660%, 2/5/2009	13,000,000
1,500,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., (Series 2008C-3), Weekly VRDNs (Christus Health System)/(Bank of America, N.A. LOC), 0.450%, 2/4/2009	1,500,000
9,970,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594), Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL)/(FHLMC LIQ), 0.760%, 2/5/2009	9,970,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$125,000,000		Texas State (Series 2008), 3.00% TRANs, 8/28/2009	$125,967,342
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (SGA 146), Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 1.000%, 2/4/2009	10,000,000
1,800,000		Waco, TX, IDC, (Series 1999), Weekly VRDNs (Patriot Homes of Texas, LP)/(Wells Fargo Bank, N.A. LOC), 0.660%, 2/4/2009	1,800,000
		TOTAL	411,202,342
		Utah--0.1%
1,490,000		Salt Lake County, UT, Training Facilities (Series 2000), Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.570%, 2/5/2009	1,490,000
1,100,000		Utah State Housing Corp., (Series 2007), Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.680%, 2/5/2009	1,100,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 0.750%, 2/5/2009	4,000,000
300,000		West Valley City, UT (Series 1987), Daily VRDNs (Johnson Matthey, Inc.)/(HSBC Bank USA LOC), 0.700%, 2/2/2009	300,000
		TOTAL	6,890,000
		Vermont--1.3%
7,815,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A), Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 0.670%, 2/2/2009	7,815,000
40,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), 2.15% TOBs (FSA INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 2/18/2009	40,000
51,050,000		Vermont State Student Assistance Corp., (Series 2008A-1), Weekly VRDNs (Key Bank, N.A. LOC), 1.050%, 2/5/2009	51,050,000
		TOTAL	58,905,000
		Virginia--2.1%
1,000,000		Brunswick County, VA, IDA (Series 1996), Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America, N.A. LOC), 2.500%, 2/5/2009	1,000,000
35,300,000		Halifax, VA, IDA, MMMs, PCR (Series 1992), 1.75% CP (Virginia Electric & Power Co.), Mandatory Tender 2/12/2009	35,300,000
13,500,000		Metropolitan Washington, DC, Airports Authority (Series 2005A), 0.65% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 9/24/2009	13,500,000
5,000,000	[3,4]	Metropolitan Washington, DC, Airports Authority, BB&T Floater Certificates (Series 2040), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.460%, 2/5/2009	5,000,000
5,205,000	[3,4]	Metropolitan Washington, DC, Airports Authority, BB&T Floater Certificates (Series 2054), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.440%, 2/5/2009	5,205,000
16,500,000		Roanoke, VA, IDA (Series 2005A-1), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 0.620%, 2/2/2009	16,500,000
2,000,000		Roanoke, VA, IDA (Series 2005B-2), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.680%, 2/2/2009	2,000,000
16,575,000		Smyth County, VA, IDA (Series 2007C) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 0.750%, 2/4/2009	16,575,000
1,145,000		Suffolk, VA, Redevelopment & Housing Authority (Series 1998), Weekly VRDNs (North Beach Apartments, Inc.)/(Wachovia Bank, N.A. LOC), 0.570%, 2/5/2009	1,145,000
		TOTAL	96,225,000
		Washington--2.3%
12,450,000	[3,4]	Grant County, WA, Public Utilities District NO. 2: Wanapum Hydroelectric Development, Solar Eclipse (Series 2007-0096), Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.700%, 2/2/2009	12,450,000
2,500,000		Kitsap County, WA, IDC (Series 2006), Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	2,500,000
9,000,000		Pierce County, WA, Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America, N.A. LOC), 1.000%, 2/5/2009	9,000,000
2,210,000		Pierce County, WA, Economic Development Corp., (Series 2006: Quality Stamping Project), Weekly VRDNs (Sumner Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	2,210,000
3,440,000		Port of Pasco, WA, Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.700%, 2/5/2009	3,440,000
7,485,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.130%, 2/5/2009	7,485,000
100,000		Seattle, WA, Housing Authority (Series 2003: Rainier Vista Project, Phase I), Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 0.600%, 2/5/2009	100,000
1,500,000		Seattle, WA, Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$3,355,000		Washington State EDFA (Series 2000C), Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.700%, 2/5/2009	$3,355,000
5,310,000		Washington State EDFA (Series 2000I), Weekly VRDNs (Waste Management, Inc.)/(Bank of America, N.A. LOC), 0.480%, 2/4/2009	5,310,000
7,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank, N.A. LOC), 0.930%, 2/5/2009	7,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank, N.A. LOC), 0.930%, 2/5/2009	1,000,000
1,715,000		Washington State EDFA (Series 2002B), Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.670%, 2/5/2009	1,715,000
4,535,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.850%, 2/4/2009	4,535,000
4,720,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America, N.A. LOC), 0.830%, 2/4/2009	4,720,000
5,730,000		Washington State EDFA (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 0.850%, 2/4/2009	5,730,000
10,000,000		Washington State EDFA (Series 2007A), Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 1.280%, 2/5/2009	10,000,000
4,500,000		Washington State EDFA (Series 2007J), Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.880%, 2/5/2009	4,500,000
3,210,000		Washington State EDFA (Series C), Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.600%, 2/5/2009	3,210,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.750%, 2/5/2009	5,350,000
3,560,000		Washington State Housing Finance Commission (Series 2007), Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.680%, 2/5/2009	3,560,000
4,900,000		Washington State Housing Finance Commission (Series A), Weekly VRDNs (Eastside Catholic School)/(Key Bank, N.A. LOC), 1.030%, 2/5/2009	4,900,000
		TOTAL	103,945,000
		West Virginia--0.3%
9,000,000		Grant County, WV, County Commission, PCRBs (Series 1994), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 4/7/2009	9,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.820%, 2/5/2009	3,760,000
		TOTAL	12,760,000
		Wisconsin--2.1%
5,035,000		Ashwaubenon, WI, IDA (Series 2008), Weekly VRDNs (Valley Packaging Supply Co.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.680%, 2/5/2009	5,035,000
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America, N.A. LOC), 0.780%, 2/5/2009	9,500,000
340,000		Chippewa Valley, WI, Technical College District, UT GO Bonds (Series 2008A), 3.00% Bonds, 4/1/2009	340,404
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America, N.A. LOC), 0.780%, 2/5/2009	4,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.800%, 2/4/2009	800,000
1,090,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.680%, 2/5/2009	1,090,000
1,325,000		Kiel, WI, IDA (Series 2007), Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 1.110%, 2/5/2009	1,325,000
5,500,000		Lancaster, WI, IDRB (Series 2007), Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 1.000%, 2/5/2009	5,500,000
1,580,000		Manitowoc, WI, (Series 2006) Weekly VRDNs (Cher-Make Sausage Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.110%, 2/5/2009	1,580,000
1,280,000		Middleton-Cross Plains, WI, Area School District, UT GO Bonds, 3.00% Bonds, 4/1/2009	1,282,033
2,300,000		Milwaukee, WI (Series 1997), 1.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	2,300,000
810,000		Onalaska, WI, UT GO Refunding Bonds, 3.00% Bonds, 10/1/2009	815,553
15,000,000		University of Wisconsin Hospital and Clinics Authority (Series 2002A), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.250%, 2/4/2009	15,000,000
8,000,000		Verona, WI, IDA Weekly VRDNs (Coating Place, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.680%, 2/5/2009	8,000,000
1,700,000		West Bend, WI, IDA (Series 2006), Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 1.110%, 2/5/2009	1,700,000
1,800,000		Whitehall, WI, IDRB (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	1,800,000
15,000,000	[3,4]	Wisconsin HEFA, P-Floats (MT-630), Weekly VRDNs (Aurora Health Care, Inc.)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.490%, 2/5/2009	15,000,000
13,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.650%, 2/4/2009	13,000,000
4,900,000		Wisconsin State HEFA (Series 2008), Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.170%, 2/5/2009	4,900,000
		TOTAL	92,967,990
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wyoming--1.1%
$19,200,000		Sweetwater County, WY, Environmental Improvement (Series 1995), Daily VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.850%, 2/2/2009	$19,200,000
29,000,000		Wyoming Student Loan Corp., Student Loan Refunding Revenue Bonds (Series 2008A-1), Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.600%, 2/5/2009	29,000,000
		TOTAL	48,200,000
		TOTAL MUNICIPAL INVESTMENTS--100.2% (AT AMORTIZED COST) [5]	4,488,129,549
		OTHER ASSETS AND LIABILITIES - NET--(0.2)% [6]	(7,242,776)
		TOTAL NET ASSETS--100%	$4,480,886,773

Securities that are subject to the federal alternative minimum tax (AMT) represent 76.1% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2009, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
95.8%	4.2%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $737,686,455, which represented 16.5% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2009, these liquid restricted securities amounted to $737,686,455, which represented 16.5% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	4,488,129,549
Level 3--Significant Unobservable Inputs	--
TOTAL	$4,488,129,549

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IDFA	--Industrial Development Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
LYONs	--Liquid Yield Option Notes
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Tax Exempt Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	33.8%
Commercial Paper and Notes	31.2%
Variable Rate Demand Instruments	21.8%
Repurchase Agreements	12.6%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	27.3	% [4]
8-30 Days	17.7%
31-90 Days	34.2%
91-180 Days	16.8%
181 Days or more	3.4%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 20.4% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.7%
		Finance - Automotive--0.6%
$19,821,998	[1,2]	Bank of America Auto Trust 2008-1, Class A1, 2.953%, 9/21/2009	$19,821,998
35,000,000		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.977%, 2/16/2010	35,000,000
7,644,635	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.820%, 6/15/2009	7,644,636
7,260,370		Nissan Auto Receivables Owner Trust 2008-B, Class A1, 2.785%, 6/15/2009	7,260,370
6,543,274		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	6,543,274
		TOTAL	76,270,278
		Finance - Equipment--0.1%
12,407,879		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	12,407,879
		TOTAL ASSET-BACKED SECURITIES	88,678,157
		CERTIFICATES OF DEPOSIT--30.6%
		Finance - Banking--30.6%
140,000,000		BNP Paribas SA, 1.000%, 5/4/2009	140,000,000
317,300,000		Banco Santander, S.A., 2.900%, 5/15/2009 - 5/22/2009	317,300,000
103,800,000		Bank of Ireland PLC, 2.330%, 2/25/2009	103,800,688
139,000,000		Bank of Montreal, 3.600% - 3.650%, 6/15/2009 - 7/24/2009	139,000,000
150,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.300%, 4/7/2009	150,000,000
416,600,000		Barclays Bank PLC, 2.220% - 3.700%, 2/23/2009 - 6/18/2009	416,640,435
300,000,000		Calyon, Paris, 0.800% - 3.150%, 2/13/2009 - 4/23/2009	300,000,000
220,000,000		Canadian Imperial Bank of Commerce, 2.550% - 3.150%, 2/11/2009 - 6/4/2009	220,000,000
80,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	80,000,000
400,000,000		Credit Suisse, Zurich, 1.250% - 2.750%, 5/18/2009 - 7/21/2009	400,000,000
218,000,000		Fifth Third Bank, Cincinnati, 3.200% - 3.250%, 2/4/2009 - 3/4/2009	218,000,847
500,000,000		Lloyds TSB Bank PLC, London, 1.500% - 2.050%, 3/9/2009 - 7/8/2009	500,008,650
175,000,000		Mizuho Corporate Bank Ltd., 2.250% - 2.300%, 2/13/2009 - 3/9/2009	175,000,000
100,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.140%, 3/12/2009	100,000,000
78,000,000		SunTrust Bank, 3.170%, 2/24/2009	78,000,000
150,000,000		Svenska Handelsbanken, Stockholm, 2.110%, 3/10/2009	150,001,534
300,000,000		Toronto Dominion Bank, 1.900% - 2.530%, 5/26/2009 - 9/30/2009	300,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,787,752,154
		COLLATERALIZED LOAN AGREEMENTS--4.4%
		Finance - Banking--4.4%
65,000,000		BNP Paribas Securities Corp., 1.000%, 2/2/2009	65,000,000
150,000,000		Citigroup Global Markets, Inc., 0.462%, 2/2/2009	150,000,000
100,000,000		RBC Capital Markets Corp., 0.900%, 2/2/2009	100,000,000
225,000,000		Wachovia Securities, Inc., 1.000%, 2/2/2009	225,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	540,000,000
Principal Amount			Value
		COMMERCIAL PAPER--24.8% [3]
		Finance - Automotive--1.8%
$118,500,000		DRAC LLC, A1+/P1 Series, 3.400%, 2/17/2009	$118,320,933
100,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 2.500%, 4/6/2009	99,555,556
		TOTAL	217,876,489
		Finance - Banking--10.1%
135,000,000	[1,2]	Bank of Ireland PLC, 3.110%, 2/23/2009	134,743,425
60,000,000	[1,2]	Fountain Square Commercial Funding Corp., 2.950%, 2/17/2009	59,921,333
75,000,000	[1,2]	Grampian Funding LLC, 0.500%, 2/2/2009	74,998,958
50,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 3.120%, 3/5/2009	49,861,333
208,500,000		ING (U.S.) Funding LLC, 1.080%, 4/27/2009	207,968,325
125,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 2.500%, 3/2/2009	124,748,264
193,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.140%, 7/13/2009	192,009,910
150,000,000	[1,2]	Surrey Funding Corporation, 0.400%, 2/20/2009	149,968,333
69,141,000	[1,2]	Ticonderoga Funding LLC, (Bank of America, N.A. SWP), 0.700%, 5/6/2009	69,014,626
179,911,000	[1,2]	Variable Funding Capital Corp., 0.400% - 0.550%, 2/17/2009 - 3/3/2009	179,836,932
		TOTAL	1,243,071,439
		Finance - Commercial--4.8%
100,000,000		General Electric Capital Services, 1.700%, 2/23/2009	99,896,111
490,189,000	[1,2]	Tulip Funding Corp., 0.350% - 1.650%, 2/5/2009 - 2/13/2009	490,140,180
		TOTAL	590,036,291
		Finance - Retail--6.7%
100,000,000	[1,2]	Alpine Securitization Corp., 0.370%, 4/13/2009	99,927,028
204,112,000	[1,2]	Barton Capital LLC, 0.400% - 0.650%, 2/6/2009 - 4/2/2009	204,033,564
100,000,000	[1,2]	Salisbury Receivables Company LLC, 0.500% - 0.550%, 4/3/2009 - 4/20/2009	99,898,056
350,000,000	[1,2]	Sheffield Receivables Corp., 0.400% - 1.600%, 3/2/2009 - 4/9/2009	349,655,556
79,858,000	[1,2]	Yorktown Capital LLC, 0.400%, 4/14/2009	79,794,114
		TOTAL	833,308,318
		Insurance--1.4%
178,000,000		Aegon NV, 1.00%, 4/15/2009	177,639,056
		TOTAL COMMERCIAL PAPER	3,061,931,593
		CORPORATE BONDS--0.2%
		Retail--0.2%
22,000,000		Wal-Mart Stores, Inc., 5.748%, 6/1/2009	22,180,651
		CORPORATE NOTES--0.5%
		Finance - Banking--0.5%
60,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	61,612,188
		GOVERNMENT AGENCIES--0.4%
		Government Agency--0.4%
50,000,000		Federal Home Loan Bank System, 0.780%, 2/2/2009	50,000,000
		MUNICIPALS--0.2%
		Municipal--0.2%
27,000,000		Lucas County, OH, 3.550%, 8/27/2009	27,000,000
Principal Amount			Value
		NOTES - VARIABLE--21.8% [4]
		Electronics--1.0%
$125,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.389%, 2/26/2009	$125,000,000
		Finance - Banking--17.8%
3,490,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 2.450%, 2/5/2009	3,490,000
920,000		Alabama State IDA, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	920,000
2,000,000		Albuquerque, NM, Series 1997, El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 1.600%, 2/5/2009	2,000,000
7,065,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 3.250%, 2/5/2009	7,065,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 2.409%, 3/10/2009	85,000,000
200,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.601%, 3/5/2009	200,000,000
58,500,000		Bank of Ireland PLC, 0.386%, 2/12/2009	58,489,422
70,000,000	[1,2]	Bank of Montreal, 0.936%, 2/5/2009	70,000,000
519,070,000		Bank of Montreal, 1.754% - 2.623%, 2/17/2009 - 4/14/2009	519,053,973
350,000		Bessemer, AL, IDB, Series 2003, (Regions Bank, Alabama LOC), 2.610%, 2/5/2009	350,000
470,000		Biddle Road Corp., Series 2004, (Wachovia Bank, N.A. LOC), 2.090%, 2/5/2009	470,000
865,000		Bond Holdings LP, (Wachovia Bank, N.A. LOC), 1.500%, 2/6/2009	865,000
4,615,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 2.630%, 2/5/2009	4,615,000
5,200,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 3.130%, 2/5/2009	5,200,000
4,620,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 2.750%, 2/2/2009	4,620,000
150,000,000		Calyon, Paris, 2.414%, 3/11/2009	150,000,000
2,040,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,040,000
10,240,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wachovia Bank, N.A. LOC), 1.150%, 2/5/2009	10,240,000
12,768,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 1.350% - 3.050%, 2/5/2009	12,768,000
7,633,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	7,633,000
1,020,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	1,020,000
2,213,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	2,213,000
8,100,000		Charlotte Christian School, Series 1999, (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	8,100,000
2,300,000		Cleveland, TN, IDB, (Wachovia Bank, N.A. LOC), 1.500%, 2/4/2009	2,300,000
5,125,000		Coilplus-Alabama, Inc., (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	5,125,000
70,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 1.625%, 4/3/2009	70,000,000
150,000,000		Depfa Bank PLC, 2.246%, 3/16/2009	150,000,000
2,285,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 3.350%, 2/5/2009	2,285,000
1,005,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 0.850%, 2/4/2009	1,005,000
855,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.350%, 2/5/2009	855,000
2,470,000		Equity Development Corp., Series 2002, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,470,000
100,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	100,000
7,000		First Baptist Church of West Monroe, LA, Series 2003, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	7,000
10,180,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, Series 2004, (Wachovia Bank, N.A. LOC), 1.150%, 2/5/2009	10,180,000
5,200,000		Freeport, IL, (U.S. Bank, N.A. LOC), 1.170%, 2/5/2009	5,200,000
1,760,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 2.450%, 2/5/2009	1,760,000
3,000,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 1.100%, 2/4/2009	3,000,000
9,565,000		Guiding Light Church, Series 2005, (Wachovia Bank, N.A. LOC), 1.250%, 2/5/2009	9,565,000
22,715,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank, N.A. LOC), 1.500%, 2/5/2009	22,715,000
8,055,000		Hanna Steel Corp., (Wachovia Bank, N.A. LOC), 1.550%, 2/6/2009	8,055,000
204,000		Holston Medical Group PC, Series 2003, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	204,000
3,960,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	3,960,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$4,240,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	$4,240,000
3,085,000		IPC Industries, Inc., (Regions Bank, Alabama LOC), 1.750%, 2/5/2009	3,085,000
5,125,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.250%, 2/5/2009	5,125,000
495,000		Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	495,000
8,545,000		Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	8,545,000
830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 2.500%, 2/5/2009	830,000
6,400,000		LCT Holdings LLC, Series 2008, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	6,400,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS, (Series 2000 A)/(H&H Theatre)/(Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	5,000,000
6,810,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank, N.A. LOC), 1.560%, 2/3/2009	6,810,000
1,995,000		Mayer Properties LLP, (Wachovia Bank, N.A. LOC), 1.550%, 2/6/2009	1,995,000
1,610,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank, N.A. LOC), 1.500%, 2/6/2009	1,610,000
225,000		McElroy Metal Mill, Inc., Series 2003, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	225,000
7,300,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	7,300,000
595,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America, N.A. LOC), 2.750%, 2/5/2009	595,000
2,400,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 0.850%, 2/4/2009	2,400,000
760,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 1.750%, 2/5/2009	760,000
10,000,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (JPMorgan Chase & Co. LOC), 1.000%, 2/5/2009	10,000,000
115,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	115,000
2,725,000		Montgomery, AL, IDB, (Wachovia Bank, N.A. LOC), 1.000%, 2/5/2009	2,725,000
65,000,000		Morgan Stanley, 0.586%, 2/3/2009	65,000,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.423%, 3/6/2009	100,000,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank, N.A. LOC), 1.550%, 2/4/2009	2,565,000
6,490,000		Newport, KY, Industrial Building Revenue Bonds, Series 2008A-4, (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	6,490,000
290,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Mellon Corp. LOC), 1.700%, 2/3/2009	290,000
9,200,000		Ohio Venture Capital Fund LLC, (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	9,200,000
9,960,000		Ohio Venture Capital Fund LLC, Series B-2, (Fifth Third Bank, Cincinnati LOC), 3.000%, 2/5/2009	9,960,000
865,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 2.450%, 2/5/2009	865,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, Series 1998-B1, (Wachovia Bank, N.A. LOC), 0.800%, 2/4/2009	21,220,000
3,075,000		Redcay Funding LLC, Series 2007, (PNC Bank, N.A. LOC), 3.250%, 2/5/2009	3,075,000
4,577,750		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	4,577,750
50,000,000		Royal Bank of Canada, Montreal, 1.735%, 4/1/2009	50,000,000
115,000,000		Royal Bank of Scotland PLC, Edinburgh, 0.740% - 0.745%, 2/2/2009	115,000,000
1,690,000		Seeber USA LLP, Series 2000, (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	1,690,000
2,640,000		Southeast Christian Church of Jefferson County, KY, Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 0.660%, 2/5/2009	2,640,000
5,855,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 3.130%, 2/5/2009	5,855,000
160,000,000		Svenska Handelsbanken, Stockholm, 1.635% - 2.568%, 2/20/2009 - 4/6/2009	160,000,000
105,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 1.509%, 4/27/2009	104,996,195
35,000		TTL Realty LLC, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	35,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, 2005-2, Series 2009-1, (Wells Fargo & Co. LOC), 0.603%, 2/23/2009	10,000,000
2,170,000		University Church of Christ, (Wachovia Bank, N.A. LOC), 1.500%, 2/6/2009	2,170,000
530,000		Vista Grande Villa, (Bank of America, N.A. LOC), 1.000%, 2/5/2009	530,000
20,000		White's Ferry Road Church of Christ, Inc., (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	20,000
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.250%, 2/5/2009	2,485,000
		TOTAL	2,201,857,340
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Commercial--0.6%
$2,750,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 4.250%, 2/5/2009	$2,750,000
59,500,000		General Electric Capital Corp., 0.446%, 2/9/2009	59,500,000
7,605,000	[1,2]	M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 4.250%, 2/5/2009	7,605,000
		TOTAL	69,855,000
		Insurance--2.1%
25,000,000		Hartford Life Insurance Co., 2.503% - 3.493%, 2/2/2009 - 3/1/2009	25,000,000
45,000,000		ING USA Annuity and Life Insurance Co., 2.739%, 3/10/2009	45,000,000
45,000,000		MetLife Insurance Co. of Connecticut, 1.788% - 2.556%, 2/19/2009 - 3/30/2009	45,000,000
45,000,000		Metropolitan Life Insurance Co., 1.865% - 3.573%, 2/2/2009 - 4/1/2009	45,000,000
35,000,000		Monumental Life Insurance Co., 0.918% - 2.623%, 2/2/2009 - 3/1/2009	35,000,000
32,000,000	[1,2]	Pacific Life Global Funding, 0.506% - 2.638%, 2/5/2009 - 2/9/2009	32,000,009
25,000,000		Transamerica Occidental Life Insurance Co., 1.855%, 4/1/2009	25,000,000
		TOTAL	252,000,009
		Oil & Oil Finance--0.3%
40,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.284%, 3/11/2009	40,000,000
		TOTAL NOTES - VARIABLE	2,688,712,349
		TIME DEPOSIT--3.2%
		Finance - Banking--3.2%
400,000,000		BNP Paribas SA, 0.300%, 2/2/2009	400,000,000
		REPURCHASE AGREEMENTS--12.6%
600,000,000		Interest in $7,700,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	600,000,000
961,738,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	961,738,000
		TOTAL REPURCHASE AGREEMENTS	1,561,738,000
		TOTAL INVESTMENTS--99.4% (AT AMORTIZED COST) [5]	12,289,605,092
		OTHER ASSETS AND LIABILITIES - NET--0.6% [6]	78,313,829
		TOTAL NET ASSETS--100%	$12,367,918,921

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $2,768,748,207, which represented 22.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At January 31, 2009, these liquid restricted securities amounted to $2,768,748,207, which represented 22.4% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	12,289,605,092
Level 3--Significant Unobservable Inputs	--
TOTAL	$12,289,605,092

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	36.4%
Bank Instruments	35.7%
Variable Rate Demand Instruments	20.3%
Repurchase Agreements	6.5%
Other Assets and Liabilities--Net [2]	1.1%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	19.3	% [4]
8-30 Days	31.4%
31-90 Days	22.7%
91-180 Days	21.8%
181 Days or more	3.7%
Other Assets and Liabilities--Net [2]	1.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 8.9% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.8%
		Finance - Automotive--0.6%
$10,000,000		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.977%, 2/16/2010	$10,000,000
2,038,570	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.820%, 6/15/2009	2,038,570
2,505,337		Merrill Auto Trust Securitization 2008-1, Class A1, 2.916%, 8/17/2009	2,505,337
		TOTAL	14,543,907
		Finance - Equipment--0.2%
3,237,551	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	3,237,550
2,532,220		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	2,532,220
		TOTAL	5,769,770
		TOTAL ASSET-BACKED SECURITIES	20,313,677
		CERTIFICATES OF DEPOSIT--35.7%
		Finance - Banking--35.7%
25,000,000		Allied Irish Banks PLC, 2.500%, 2/24/2009	25,000,000
25,000,000		Banco Santander, S.A., 2.900%, 5/15/2009	25,000,000
65,000,000		Bank of Ireland PLC, 2.330% - 3.170%, 2/17/2009 - 2/25/2009	65,000,265
50,000,000		Bank of Montreal, 3.600%, 7/24/2009	50,000,000
95,000,000		Barclays Bank PLC, 2.350% - 3.060%, 2/10/2009 - 2/24/2009	95,003,518
88,000,000		Calyon, Paris, 0.800% - 3.150%, 2/9/2009 - 4/23/2009	88,000,000
25,000,000		Canadian Imperial Bank of Commerce, 3.140%, 2/11/2009	25,000,000
15,000,000		Credit Agricole, S.A., 3.350%, 9/14/2009	15,000,000
80,000,000		Credit Suisse, Zurich, 2.750%, 5/18/2009	80,000,000
55,000,000		Fifth Third Bank, Cincinnati, 3.200% - 3.250%, 2/4/2009 - 2/23/2009	55,000,000
100,000,000		Lloyds TSB Bank PLC, London, 1.680% - 1.700%, 7/7/2009 - 7/8/2009	100,004,325
100,000,000		Mizuho Corporate Bank Ltd., 2.300%, 2/13/2009	100,000,000
85,000,000		SunTrust Bank, 3.150% - 3.170%, 2/23/2009 - 2/24/2009	85,000,000
25,000,000		Svenska Handelsbanken, Stockholm, 2.110%, 3/10/2009	25,000,256
75,000,000		Toronto Dominion Bank, 1.170% - 2.500%, 6/2/2009 - 8/31/2009	75,000,000
		TOTAL CERTIFICATES OF DEPOSIT	908,008,364
		COLLATERALIZED LOAN AGREEMENTS--2.4%
		Finance - Banking--2.4%
60,000,000		Wachovia Securities, Inc., 1.000%, 2/2/2009	60,000,000
		COMMERCIAL PAPER--33.2% [3]
		Finance - Automotive--5.9%
100,000,000		DRAC LLC, A1+/P1 Series, 3.400%, 2/17/2009	99,848,889
50,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.320%, 2/9/2009 - 2/10/2009	49,960,806
		TOTAL	149,809,695
		Finance - Banking--14.1%
62,500,000		Australia & New Zealand Banking Group, Melbourne, 2.650%, 3/11/2009	62,325,174
30,000,000	[1,2]	Bank of Ireland PLC, 3.110%, 2/23/2009	29,942,983
50,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 3.100%, 3/2/2009	49,875,139
56,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 2.500%, 3/2/2009	55,887,222
90,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.650% - 1.140%, 4/20/2009 - 7/13/2009	89,687,167
26,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America, N.A. SWP), 0.650%, 7/8/2009	25,926,297
45,000,000	[1,2]	Variable Funding Capital Corp., 0.550%, 2/26/2009	44,982,813
		TOTAL	358,626,795
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Commercial--4.5%
$50,000,000	[1,2]	Edison Asset Securitization LLC, 0.700%, 5/6/2009	$49,908,611
40,000,000	[1,2]	Fairway Finance Co. LLC, 0.530%, 4/22/2009	39,952,889
26,000,000		General Electric Capital Services, 1.700%, 2/23/2009	25,972,989
		TOTAL	115,834,489
		Finance - Retail--7.9%
75,000,000	[1,2]	Enterprise Funding Co. LLC, 0.700%, 5/6/2009	74,862,917
125,000,000	[1,2]	Sheffield Receivables Corp., 0.400% - 0.500%, 2/25/2009 - 4/9/2009	124,924,861
		TOTAL	199,787,778
		Insurance--0.8%
20,000,000		Aegon NV, 1.000%, 4/15/2009	19,959,444
		TOTAL COMMERCIAL PAPER	844,018,201
		NOTES - VARIABLE--20.3% [4]
		Finance - Banking--15.4%
2,500,000		AlaTrade Foods LLC, (Series 4), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,500,000
821,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 2.590%, 2/5/2009	821,000
11,490,000		BBN Holdings LLC, (Series 2004), (RBC Bank (USA) LOC), 1.910%, 2/5/2009	11,490,000
1,695,000		BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 1.750%, 2/5/2009	1,695,000
566,000		Baldwin County Sewer Service LLC, (Series 2003), (Regions Bank, Alabama LOC), 1.410%, 2/5/2009	566,000
7,634,000		Baldwin County Sewer Service LLC, (Series 2005), (Regions Bank, Alabama LOC), 1.410%, 2/5/2009	7,634,000
42,600,000		Bank of Montreal, 1.754% - 2.623%, 3/9/2009 - 4/14/2009	42,600,000
10,550,000		Better Brands of South Georgia LLP, (Series 2003), (Columbus Bank and Trust Co., GA LOC), 3.000%, 2/5/2009	10,550,000
13,500,000		Beverage South of Aiken LLC, (Series 2007), (Columbus Bank and Trust Co., GA LOC), 3.000%, 2/5/2009	13,500,000
3,235,000		Biddle Road Corp., (Series 2004), (Wachovia Bank, N.A. LOC), 2.090%, 2/5/2009	3,235,000
865,000		Bond Holdings LP, (Wachovia Bank, N.A. LOC), 1.500%, 2/6/2009	865,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 1.500%, 2/5/2009	10,000,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006A), (U.S. Bank, N.A. LOC), 2.410%, 2/5/2009	4,350,000
2,170,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 1.500%, 2/5/2009	2,170,000
1,500,000		DeKalb County, GA, Housing Authority, (Series 2004-T), Highlands, (Wachovia Bank, N.A. LOC), 1.000%, 2/5/2009	1,500,000
30,000,000		Depfa Bank PLC, 2.246%, 3/16/2009	30,000,000
21,155,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 1.950%, 2/5/2009	21,155,000
4,790,000		First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	4,790,000
375,000		Franklin County, PA, IDA, (Series 2001B), Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/6/2009	375,000
885,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 3.350%, 2/5/2009	885,000
3,580,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.350%, 2/5/2009	3,580,000
2,710,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 1.500%, 2/5/2009	2,710,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 1.050%, 2/5/2009	20,000,000
9,100,000		Lake Mary Bay LP, (Series 2005), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	9,100,000
1,565,000		Lee County, FL, IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.350%, 2/6/2009	1,565,000
5,000,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 1.500%, 2/5/2009	5,000,000
2,850,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank, N.A. LOC), 1.500%, 2/5/2009	2,850,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	3,000,000
195,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 1.410%, 2/5/2009	195,000
2,400,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Regions Bank, Alabama LOC), 1.750%, 2/5/2009	2,400,000
25,000,000		Morgan Stanley, 0.586%, 2/3/2009	25,000,000
16,770,000		Nautical Transport LLC, (Series 2005), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	16,770,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (Comerica Bank LOC), 2.780%, 2/5/2009	3,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking-continued
$348,000		Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	$348,000
3,730,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 1.550%, 2/5/2009	3,730,000
4,925,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Allied Irish Banks PLC LOC), 1.950%, 2/5/2009	4,925,000
30,000,000		Royal Bank of Canada, Montreal, 1.735%, 4/1/2009	30,000,000
20,000,000		Royal Bank of Scotland PLC, Edinburgh, 0.740%, 2/2/2009	20,000,000
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.410%, 2/5/2009	10,000,000
700,000		Spiller LLC, (Series 2003), (Regions Bank, Alabama LOC), 1.910%, 2/5/2009	700,000
2,600,000		Springfield, TN, Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,600,000
1,930,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	1,930,000
50,000,000		Svenska Handelsbanken, Stockholm, 1.635% - 2.568%, 2/20/2009 - 4/6/2009	50,000,000
520,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 1.750%, 2/5/2009	520,000
		TOTAL	390,604,000
		Insurance--4.5%
20,000,000		Genworth Life Insurance Co., 2.603% - 2.788%, 2/9/2009 - 3/1/2009	20,000,000
10,000,000		Hartford Life Global Funding Trust, 0.363%, 2/17/2009	10,000,000
10,000,000		Hartford Life Insurance Co., 2.503%, 3/1/2009	10,000,000
10,000,000		MetLife Insurance Co. of Connecticut, 1.788%, 3/30/2009	10,000,000
20,000,000		Metropolitan Life Insurance Co., 3.573%, 2/2/2009	20,000,000
25,000,000	[1,2]	New York Life Global Funding, 2.275%, 2/13/2009	25,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 2.638%, 2/9/2009	20,000,000
		TOTAL	115,000,000
		Oil & Oil Finance--0.4%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.284%, 3/11/2009	10,000,000
		TOTAL NOTES - VARIABLE	515,604,000
		REPURCHASE AGREEMENTS--6.5%
100,398,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	100,398,000
65,000,000		Interest in $150,000,000 joint repurchase agreement 0.32%, dated 1/30/2009 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,004,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 6/1/2040 and the market value of those underlying securities was $153,443,074.	65,000,000
		TOTAL REPURCHASE AGREEMENTS	165,398,000
		TOTAL INVESTMENTS--98.9% (AT AMORTIZED COST) [5]	2,513,342,242
		OTHER ASSETS AND LIABILITIES - NET--1.1% [6]	27,494,128
		TOTAL NET ASSETS--100%	$2,540,836,370

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $546,539,852, which represented 21.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At January 31, 2009, these liquid restricted securities amounted to $543,302,302, which represented 21.4% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	2,513,342,242
Level 3--Significant Unobservable Inputs	--
TOTAL	$ 2,513,342,242

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	33.2%
Variable Rate Demand Instruments	32.0%
Commercial Paper and Notes	29.2%
Repurchase Agreement	4.5%
Other Assets and Liabilities--Net [2]	1.1%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	22.5	% [4]
8-30 Days	23.0%
31-90 Days	32.9%
91-180 Days	16.2%
181 Days or more	4.3%
Other Assets and Liabilities--Net [2]	1.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 8.7% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.0%
		Finance - Automotive--0.8%
$30,000,000		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	$30,000,000
5,945,828	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	5,945,828
5,511,742		Merrill Auto Trust Securitization 2008-1, Class A1, 2.917%, 8/17/2009	5,511,742
22,902,699		Volkswagen Auto Loan Enhanced Trust 2008-2, Class A1, 2.358%, 1/20/2010	22,902,699
		TOTAL	64,360,269
		Finance - Equipment--0.2%
14,568,976	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	14,568,976
		TOTAL ASSET-BACKED SECURITIES	78,929,245
		CERTIFICATES OF DEPOSIT--30.1%
		Finance - Banking--30.1%
150,000,000		Bank of Montreal, 3.600%, 7/24/2009	150,000,000
93,500,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.300%, 4/7/2009	93,500,000
270,000,000		Barclays Bank PLC, 1.950% - 3.700%, 2/23/2009 - 6/18/2009	270,000,000
280,000,000		Calyon, Paris, 3.100% - 3.150%, 2/9/2009 - 3/9/2009	280,000,000
124,000,000		Canadian Imperial Bank of Commerce, 3.140% - 3.150%, 2/11/2009 - 2/17/2009	124,000,000
68,000,000		Credit Agricole, S.A., 3.350%, 9/14/2009	68,000,000
250,000,000		Credit Suisse, Zurich, 1.450% - 1.650%, 7/6/2009 - 7/9/2009	250,000,000
225,000,000		Fifth Third Bank, Cincinnati, 3.200% - 3.250%, 2/4/2009 - 3/4/2009	225,000,847
366,500,000		Lloyds TSB Bank PLC, London, 1.440% - 1.880%, 3/12/2009 - 6/30/2009	366,575,849
100,000,000		Mizuho Corporate Bank Ltd., 2.150%, 3/11/2009	100,000,000
150,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.290% - 3.140%, 3/5/2009 - 3/12/2009	150,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 1.315%, 4/9/2009	100,000,928
175,000,000		SunTrust Bank, 3.150% - 3.170%, 2/23/2009 - 2/24/2009	175,000,000
95,000,000		Toronto Dominion Bank, 1.900%, 9/30/2009	95,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,447,077,624
		COLLATERALIZED LOAN AGREEMENTS--1.0%
		Finance - Banking--1.0%
40,000,000		BNP Paribas Securities Corp., 1.000%, 2/2/2009	40,000,000
40,000,000		Wachovia Securities, Inc., 1.000%, 2/2/2009	40,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	80,000,000
		COMMERCIAL PAPER--25.6% [3]
		Aerospace/Auto--1.9%
87,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 6.350%, 2/18/2009 - 2/19/2009	86,728,185
72,000,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 6.200% - 6.250%, 3/18/2009 - 3/20/2009	71,421,924
		TOTAL	158,150,109
		Consumer Non-Durables--0.5%
42,500,000		Kellogg Co., 1.050% - 1.850%, 2/4/2009 - 4/6/2009	42,429,048
		Diversified--1.1%
87,000,000	[1,2]	ITT Corp., 4.500% - 6.500%, 2/3/2009 - 4/3/2009	86,780,722
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Automotive--2.4%
$180,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.400% - 3.320%, 2/9/2009 - 4/23/2009	$179,672,528
20,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 3.420%, 3/4/2009	19,941,100
		TOTAL	199,613,628
		Finance - Banking--10.4%
50,000,000		Banco Santander, S.A., 2.520%, 6/2/2009	49,576,500
50,000,000	[1,2]	Bank of Ireland PLC, 3.110%, 2/23/2009	49,904,972
5,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.000%, 2/5/2009	4,998,333
36,669,000	[1,2]	Gotham Funding Corp., 0.300%, 2/5/2009	36,667,778
50,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 3.100%, 2/20/2009	49,918,195
72,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 1.620%, 2/13/2009	71,961,120
200,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.140%, 7/13/2009	198,974,000
106,000,000	[1,2]	Surrey Funding Corporation, 0.550%, 2/27/2009	105,957,894
25,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America, N.A. SWP), 0.650%, 7/8/2009	24,929,132
250,000,000	[1,2]	Variable Funding Capital Corp., 0.250% - 0.550%, 2/9/2009 - 3/3/2009	249,945,833
		TOTAL	842,833,757
		Finance - Commercial--2.5%
100,000,000	[1,2]	Edison Asset Securitization LLC, 0.700%, 5/6/2009	99,817,222
100,000,000	[1,2]	Falcon Asset Securitization Company LLC, 0.500%, 3/13/2009	99,944,445
		TOTAL	199,761,667
		Finance - Retail--5.0%
161,386,000	[1,2]	Barton Capital LLC, 0.650% - 0.670%, 2/6/2009 - 5/6/2009	161,205,180
100,000,000	[1,2]	Jupiter Securitization Company LLC, 0.700%, 3/11/2009	99,926,111
150,000,000	[1,2]	Sheffield Receivables Corp., 0.500% - 0.600%, 2/25/2009 - 4/6/2009	149,913,333
		TOTAL	411,044,624
		Food & Beverage--1.8%
61,000,000	[1,2]	General Mills, Inc., 1.120% - 1.200%, 4/9/2009 - 4/16/2009	60,858,489
86,100,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 1.500% - 5.000%, 2/6/2009 - 2/26/2009	85,985,573
		TOTAL	146,844,062
		TOTAL COMMERCIAL PAPER	2,087,457,617
		CORPORATE BOND--0.3%
		Retail--0.3%
22,000,000		Wal-Mart Stores, Inc., 5.748%, 6/1/2009	22,180,650
		CORPORATE NOTE--0.1%
		Finance - Banking--0.1%
6,500,000		Wells Fargo & Co., 3.551%, 5/1/2009	6,668,409
		GOVERNMENT AGENCY--1.0%
		Government Agency--1.0%
85,000,000		FHLB System, 0.780%, 1/27/2010	85,000,000
		MUNICIPAL--0.2%
		Municipal--0.2%
10,000,000		Lucas County, OH, 3.800%, 7/30/2009	10,012,849
10,000,000		South Euclid, OH, (Series 2009 A), 3.800%, 1/25/2010	10,000,000
		TOTAL MUNICIPALS	20,012,849
Principal Amount			Value
		NOTES - VARIABLE--32.0% [4]
		Electronics--0.8%
$65,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.389%, 2/26/2009	$65,000,000
		Finance - Banking--27.0%
1,320,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	1,320,000
4,150,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	4,150,000
60,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America, N.A. LOC), 0.660%, 2/5/2009	60,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 2.409%, 3/10/2009	85,000,000
150,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.601%, 3/5/2009	150,000,000
1,200,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	1,200,000
35,000,000	[1,2]	Bank of Montreal, 0.936%, 2/5/2009	35,000,000
425,000,000		Bank of Montreal, 1.754% - 2.623%, 2/17/2009 - 4/14/2009	425,000,000
175,000,000		Bank of Scotland, Edinburgh, 2.916%, 2/6/2009	175,000,000
3,995,000		Baramax LLC, (Series 2002), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 0.560%, 2/4/2009	3,995,000
6,515,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	6,515,000
395,000		Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 3.350%, 2/5/2009	395,000
1,160,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	1,160,000
2,027,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,027,000
12,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 1.500%, 2/5/2009	12,000,000
21,500,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank, N.A. LOC), 2.703%, 3/2/2009	21,500,045
8,260,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	8,260,000
1,210,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	1,210,000
6,120,000		Capital Markets Access Co. LC, (Series 2006K), Properties, LLC., (Compass Bank, Birmingham LOC), 1.550%, 2/5/2009	6,120,000
451,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	451,000
5,025,000		Cat Creek, LLC and DDC-Thomasville, LLC, (Series 2208), (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	5,025,000
11,270,000		Centra State Medical Arts Building LLC, (Commerce Bank, N.A., Cherry Hill, NJ LOC), 0.460%, 2/5/2009	11,270,000
4,535,000		Century Drive Associates, (Series 2001), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 0.510%, 2/4/2009	4,535,000
3,155,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	3,155,000
3,845,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 3.250%, 2/5/2009	3,845,000
5,800,000		Colonial Interstate Investments LLC, (Series 2007), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	5,800,000
4,515,000		Columbus, GA, Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	4,515,000
3,040,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	3,040,000
5,750,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	5,750,000
50,000,000		Credit Agricole, S.A., 1.775%, 3/23/2009	50,000,000
6,245,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	6,245,000
5,245,000		Cunat Capital Corp., (Series 2007), (Marshall & Ilsley Bank, Milwaukee LOC), 2.780%, 2/5/2009	5,245,000
11,990,000		Custom Window Systems, Inc., (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	11,990,000
4,135,000		Daniel Property Group, LLC, (Series 2008), (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	4,135,000
4,485,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	4,485,000
125,000,000		Depfa Bank PLC, 2.246%, 3/16/2009	125,000,000
8,250,000		Effingham County, GA, IDA, Flint River Services, Inc. (Series 2007), (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	8,250,000
1,875,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/6/2009	1,875,000
2,040,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/6/2009	2,040,000
3,750,000		Escambia County Environmental Corp., (Series 2003), (RBC Bank (USA) LOC), 2.410%, 2/5/2009	3,750,000
7,000,000		FIU Athletics Finance Corp., (Series 2007-B), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	7,000,000
160,000		First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	160,000
2,760,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,760,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$7,310,000		First Baptist Church of Tuscaloosa, AL, (Series 2003), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	$7,310,000
1,423,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	1,423,000
7,830,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	7,830,000
9,790,000		Frogtown LLC, (Series 2004), (Comerica Bank LOC), 3.250%, 2/5/2009	9,790,000
2,405,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/5/2009	2,405,000
1,266,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	1,266,000
5,365,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 3.000%, 2/5/2009	5,365,000
1,385,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	1,385,000
820,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	820,000
2,780,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,780,000
6,440,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	6,440,000
380,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 2.000%, 2/5/2009	380,000
625,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.350%, 2/5/2009	625,000
11,950,000		Harris County, GA, Development Authority, (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	11,950,000
3,900,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/3/2009	3,900,000
4,500,000		Hillside Community Church, (Series 2008), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	4,500,000
50,000,000	[1,2]	ING Bank N.V., 1.716%, 3/26/2009	50,000,000
500,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.250%, 2/5/2009	500,000
3,300,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	3,300,000
18,300,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 2.610%, 2/5/2009	18,300,000
2,725,000		K&K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	2,725,000
15,940,000		Kansas City, MO, IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 2.400%, 2/4/2009	15,940,000
3,620,000		Kansas State Development Finance Authority, DLR Deer Creek Project, (Marshall & Ilsley Bank, Milwaukee LOC), 2.750%, 2/5/2009	3,620,000
6,281,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/6/2009	6,281,290
2,055,000		Leeds, AL, (Series 2006-B), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,055,000
6,300,000		Life Tabernacle of Houston, Inc., (Series 2006), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	6,300,000
705,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/6/2009	705,000
18,770,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	18,770,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	16,000,000
8,465,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 1.410%, 2/5/2009	8,465,000
9,690,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 3.000%, 2/5/2009	9,690,000
3,680,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	3,680,000
12,470,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 2003), (Regions Bank, Alabama LOC), 1.750%, 2/5/2009	12,470,000
50,000,000		Morgan Stanley, 0.586%, 2/3/2009	50,000,000
2,000,000		N.A.R.A.J.J.P.K. LLC, (Series 2008-A), (Marshall & Ilsley Bank, Milwaukee LOC), 1.950%, 2/5/2009	2,000,000
3,000,000		Nassau County, NY, IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/5/2009	3,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 2.423%, 3/6/2009	150,000,000
5,040,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	5,040,000
2,464,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.350%, 2/5/2009	2,464,000
800,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.350%, 2/5/2009	800,000
2,198,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,198,500
845,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	845,000
8,925,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	8,925,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$8,500,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 3.250%, 2/5/2009	$8,500,000
1,699,200		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	1,699,200
40,000,000		Royal Bank of Canada, Montreal, 1.735%, 4/1/2009	40,000,000
85,000,000		Royal Bank of Scotland PLC, Edinburgh, 0.740%, 2/2/2009	85,000,000
13,300,000		Russell Lands, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	13,300,000
10,555,000		Shipley Group LP, (Series 2004), (RBS Citizens Bank, N.A. LOC), 3.250%, 2/5/2009	10,555,000
6,750,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	6,750,000
310,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 2.750%, 2/5/2009	310,000
730,000		St. Paul, MN, Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 2.800%, 2/5/2009	730,000
40,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 1.509%, 4/27/2009	40,000,000
115,000,000		Svenska Handelsbanken, Stockholm, 1.635% - 2.568%, 2/20/2009 - 4/6/2009	115,000,000
2,430,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.350%, 2/5/2009	2,430,000
8,785,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/6/2009	8,785,000
7,950,000		Test Associates, (Series 2002), (Fulton Bank LOC), 3.250%, 2/5/2009	7,950,000
10,895,000		Thayer Properties LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 3.000%, 2/5/2009	10,895,000
50,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, 2005-2, (Series 2009-1), (Wells Fargo & Co. LOC), 0.603%, 2/23/2009	50,000,000
7,340,000		Urban Campus Environments LLC, (Series 2006), (Wachovia Bank, N.A. LOC), 1.250%, 2/5/2009	7,340,000
5,000,000		Victory Storage Co., (Series 2008), (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	5,000,000
1,425,000		Vulcan, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	1,425,000
9,605,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 3.250%, 2/5/2009	9,605,000
10,410,000		WLB LLC, (Series 1997), (Columbus Bank and Trust Co., GA LOC), 3.500%, 2/5/2009	10,410,000
3,895,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 6.250%, 2/2/2009	3,895,000
24,000,000		Wachovia Bank, N.A., 1.845%, 4/6/2009	24,000,000
6,220,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/6/2009	6,220,000
12,875,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	12,875,000
6,005,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/4/2009	6,005,000
7,615,000		Yonkers, NY, IDA, JME Associates, LLC (Series 2006), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 0.460%, 2/5/2009	7,615,000
8,375,000		York County, PA, IDA, (Series 2003-B), 4.500%, 2/5/2009	8,375,000
		TOTAL	2,197,145,035
		Finance - Commercial--0.4%
30,000,000		General Electric Capital Corp., 0.446%, 2/9/2009	30,000,000
		Finance - Retail--0.5%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.888%, 2/15/2009	43,000,000
		Government Agency--0.0%
4,045,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 1.000%, 2/5/2009	4,045,000
		Insurance--3.0%
85,000,000		Genworth Life Insurance Co., 2.603% - 2.788%, 2/9/2009 - 3/1/2009	85,000,000
15,000,000		Hartford Life Insurance Co., 3.493%, 2/2/2009	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 1.788% - 2.523%, 3/2/2009 - 3/30/2009	65,000,000
25,000,000		Metropolitan Life Insurance Co., 1.865%, 4/1/2009	25,000,000
55,000,000	[1,2]	Pacific Life Global Funding, 0.506% - 2.638%, 2/5/2009 - 2/9/2009	55,000,029
		TOTAL	245,000,029
		Oil & Oil Finance--0.3%
22,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.284%, 3/11/2009	22,000,000
		TOTAL NOTES - VARIABLE	2,606,190,064
Principal Amount			Value
		TIME DEPOSIT--3.1%
		Finance - Banking--3.1%
$250,000,000		Marshall & Ilsley Bank, Milwaukee, 0.213%, 2/2/2009	$250,000,000
		REPURCHASE AGREEMENT--4.5%
368,099,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	368,099,000
		TOTAL INVESTMENTS--98.9% (AT AMORTIZED COST) [5]	8,051,615,458
		OTHER ASSETS AND LIABILITIES - NET--1.1% [6]	88,833,884
		TOTAL NET ASSETS--100%	$8,140,449,342

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $2,033,961,124, which represented 25.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At January 31, 2009, these liquid restricted securities amounted to $1,997,892,103, which represented 24.5% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	8,051,615,458
Level 3--Significant Unobservable Inputs	--
TOTAL	$8,051,615,458

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	79.8%
U.S. Treasury Securities	19.3%
Other Assets and Liabilities--Net [2]	0.9%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.3%
8-30 Days	8.2%
31-90 Days	5.1%
91-180 Days	7.0%
181 Days or more	3.5%
Other Assets and Liabilities--Net [2]	0.9%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--79.8%
$4,057,000,000		Interest in $4,883,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,883,109,868 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2018 and the market value of those underlying securities was $4,980,772,097.	$4,057,000,000
1,555,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.26%, dated 1/30/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $2,000,043,333 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $2,040,044,262.	1,555,000,000
425,000,000	[1]	Repurchase agreement 0.15%, dated 1/13/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $425,053,125 on 2/13/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $433,534,437.	425,000,000
1,000,000,000	[1]	Repurchase agreement 0.15%, dated 1/2/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,116,667 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $1,020,119,099.	1,000,000,000
609,000,000	[1]	Interest in $825,000,000 joint repurchase agreement 0.15%, dated 1/2/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $825,106,563 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $841,608,812.	609,000,000
814,000,000	[1]	Interest in $920,000,000 joint repurchase agreement 0.19%, dated 1/27/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $920,145,667 on 2/26/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $938,429,728.	814,000,000
826,548,000		Interest in $7,700,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Barclays Capital, Inc., will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	826,548,000
90,000,000	[1]	Interest in $100,000,000 joint repurchase agreement 2.10%, dated 8/13/2008 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $101,044,167 on 2/9/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on1/15/2027 and the market value of that underlying security was $103,023,411.	90,000,000
1,000,000,000		Repurchase agreement 0.28%, dated 1/30/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,023,333 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $1,020,023,816.	1,000,000,000
2,647,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.28%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,000,070,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $3,060,071,460.	2,647,000,000
2,055,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,500,056,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $2,550,009,328.	2,055,000,000
2,055,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,056,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2018 and the market value of those underlying securities was $2,550,057,453.	2,055,000,000
250,000,000	[1]	Repurchase agreement 0.12%, dated 1/13/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,025,833 on 2/13/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/9/2009 and the market value of those underlying securities was $255,001,616.	250,000,000
555,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,022,500 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/23/2009 and the market value of those underlying securities was $1,020,004,422.	555,000,000
4,055,000,000		Interest in $4,500,000,000 joint repurchase agreement 0.26%, dated 1/30/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $4,500,097,500 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2018 and the market value of those underlying securities was $4,590,002,090.	4,055,000,000
700,000,000		Interest in $950,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $950,021,375 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/14/2010 and the market value of those underlying securities was $969,021,821.	700,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$800,000,000		Interest in $835,000,000 joint repurchase agreement 0.28%, dated 1/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $835,019,483 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $851,719,164.	$800,000,000
500,000,000		Repurchase agreement 0.25%, dated 1/30/2009 under which Societe Generale, Paris will repurchase securities provided as collateral for $500,010,417 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/28/2009 and the market value of those underlying securities was $510,010,669.	500,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 0.17%, dated 1/30/2009 under which UBS Securities LLC will repurchase a security provided as collateral for $100,001,417 on 2/2/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2010 and the market value of that underlying security was $102,001,783.	96,000,000
		TOTAL REPURCHASE AGREEMENTS	24,089,548,000
		U.S. TREASURY--19.3%
1,058,000,000	[2]	United States Treasury Bills, 0.250% - 2.295%, 7/2/2009	1,053,148,599
300,000,000	[2]	United States Treasury Bills, 0.970% - 1.000%, 10/22/2009	297,830,249
300,000,000	[2]	United States Treasury Bills, 0.990%, 5/15/2009	299,150,250
1,275,000,000	[2]	United States Treasury Bills, 1.100%, 4/16/2009	1,272,117,078
653,000,000	[2]	United States Treasury Bills, 1.600% - 2.425%, 6/4/2009	648,787,592
895,000,000	[2]	United States Treasury Bills, 1.885% - 1.920%, 2/26/2009	893,819,635
237,500,000		United States Treasury Notes, 4.000%, 8/31/2009	241,068,409
311,750,000		United States Treasury Notes, 4.500%, 3/31/2009	313,078,045
62,000,000		United States Treasury Notes, 4.625%, 7/31/2009	63,322,411
91,500,000		United States Treasury Notes, 4.875%, 5/15/2009	92,151,583
137,500,000		United States Treasury Notes, 4.875%, 5/31/2009	138,679,082
498,800,000		United States Treasury Notes, 4.875%, 8/15/2009	510,763,414
		TOTAL U.S. TREASURY	5,823,916,347
		TOTAL INVESTMENTS--99.1% (AT AMORTIZED COST) [3]	29,913,464,347
		OTHER ASSETS AND LIABILITIES - NET--0.9% [4]	266,223,190
		TOTAL NET ASSETS--100%	$30,179,687,537

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Discount rate at time of purchase.

3 Also represent cost for federal tax purposes.

4 Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	29,913,464,347
Level 3--Significant Unobservable Inputs	--
TOTAL	$29,913,464,347

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2009 (unaudited)

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Assets:
Investments in repurchase agreements	$30,495,562,000	$--	$1,561,738,000
Investments in securities	32,395,927,657	4,488,129,549	10,727,867,092
Total investments in securities, at amortized cost and value	62,891,489,657	4,488,129,549	12,289,605,092
Cash	--	64,137	--
Income receivable	127,562,728	10,327,357	38,118,681
Receivable for investments sold	--	9,008,889	42,705,000
Receivable for shares sold	4,494,810	1,331,939	4,104,243
Prepaid expenses	2,115,972	218,130	934,745
TOTAL ASSETS	63,025,663,167	4,509,080,001	12,375,467,761
Liabilities:
Payable for investments purchased	--	25,014,719	--
Payable for shares redeemed	18,281,528	2,016,506	1,226,051
Bank overdraft	74,880,569	--	18,285
Payable for Directors'/Trustees' fees	--	10,220	--
Payable for distribution services fee (Note 4)	125,203	--	--
Payable for shareholder services fee (Note 4)	1,801,072	322,143	365,329
Income distribution payable	20,958,584	829,640	5,939,175
TOTAL LIABILITIES	116,046,956	28,193,228	7,548,840
TOTAL NET ASSETS	$62,909,616,211	$4,480,886,773	$12,367,918,921
Net Assets Consist of:
Paid-in capital	$62,910,165,154	$4,481,108,924	$12,368,217,404
Accumulated net realized loss on investments	--	(217,902)	--
Distributions in excess of net investment income	(548,943)	(4,249)	(298,483)
TOTAL NET ASSETS	$62,909,616,211	$4,480,886,773	$12,367,918,921
Net Assets:
Institutional Shares	$48,272,070,647	$2,039,179,573	$9,467,269,885
Institutional Service Shares	12,400,407,710	1,167,692,935	1,790,762,190
Institutional Capital Shares	1,578,138,876	1,274,014,265	1,109,886,846
Trust Shares	658,998,978	--	--
TOTAL NET ASSETS	$62,909,616,211	$4,480,886,773	$12,367,918,921
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	48,272,855,816	2,038,272,803	9,467,159,656
Institutional Service Shares	12,400,304,452	1,168,253,145	1,791,280,528
Institutional Capital Shares	1,578,249,970	1,274,591,751	1,109,796,977
Trust Shares	658,754,924	--	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2009 (unaudited)

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$165,398,000	$368,099,000	$24,089,548,000
Investments in securities	2,347,944,242	7,683,516,458	5,823,916,347
Total investments in securities, at amortized cost and value	2,513,342,242	8,051,615,458	29,913,464,347
Cash	--	393,304	273,216
Income receivable	9,085,557	31,107,194	30,543,102
Receivable for investments sold	21,572,477	60,965,979	224,000,000
Receivable for shares sold	395,776	4,203,383	13,303,646
Prepaid expenses	59,944	825,990	2,407,363
TOTAL ASSETS	2,544,455,996	8,149,111,308	30,183,991,674
Liabilities:
Payable for shares redeemed	1,076,485	3,583,285	864,250
Bank overdraft	1,778,356	--	--
Payable for Directors'/Trustees' fees	5,185	15,882	--
Payable for distribution services fee (Note 4)	--	--	150,997
Payable for shareholder services fee (Note 4)	230,558	395,468	1,061,464
Income distribution payable	529,042	4,667,331	2,227,426
TOTAL LIABILITIES	3,619,626	8,661,966	4,304,137
TOTAL NET ASSETS	$2,540,836,370	$8,140,449,342	$30,179,687,537
Net Assets Consist of:
Paid-in capital	$2,540,843,324	$8,140,862,609	$30,179,727,713
Accumulated net realized gain on investments	--	--	122,385
Distributions in excess of net investment income	(6,954)	(413,267)	(162,561)
TOTAL NET ASSETS	$2,540,836,370	$8,140,449,342	$30,179,687,537
Net Assets:
Institutional Shares	$986,225,991	$5,651,340,724	$20,103,468,300
Institutional Service Shares	985,508,216	1,666,994,861	5,406,231,508
Institutional Capital Shares	569,102,163	822,113,757	3,848,087,460
Trust Shares	--	--	821,900,269
TOTAL NET ASSETS	$2,540,836,370	$8,140,449,342	$30,179,687,537
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	986,015,949	5,651,297,623	20,104,124,708
Institutional Service Shares	985,599,937	1,667,350,367	5,405,752,968
Institutional Capital Shares	569,227,438	822,214,619	3,847,934,028
Trust Shares	--	--	821,916,009
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	--	--	$1.00
See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2009 (unaudited)

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Investment Income:
Interest	$375,524,440	$51,106,666	$146,147,503
Expenses:
Investment adviser fee (Note 4)	45,284,016	4,540,214	11,442,342
Administrative personnel and services fee (Note 4)	17,666,467	1,772,126	4,466,559
Custodian fees	749,282	89,603	236,905
Transfer and dividend disbursing agent fees and expenses	291,237	216,916	185,568
Directors'/Trustees' fees	115,121	23,340	51,919
Auditing fees	10,615	10,144	10,111
Legal fees	6,892	18,969	5,322
Portfolio accounting fees	100,655	94,651	94,730
Distribution services fee--Trust Shares (Note 4)	653,746	--	--
Shareholder services fee--Institutional Service Shares (Note 4)	9,002,500	1,132,192	1,859,412
Shareholder services fee--Institutional Capital Shares (Note 4)	556,725	579,860	479,425
Shareholder services fee--Trust Shares (Note 4)	135,359	--	--
Account administration fee--Institutional Service Shares	4,230,292	172,192	469,073
Account administration fee--Institutional Capital Shares	148,946	5,159	131,588
Account administration fee--Trust Shares	518,387	--	--
Share registration costs	170,267	87,281	46,795
Printing and postage	141,739	33,841	64,500
Insurance premiums	31,756	12,614	18,071
Temporary guarantee program insurance	5,309,001	592,827	1,738,940
Miscellaneous	35,380	12,576	26,792
TOTAL EXPENSES	85,158,383	9,394,505	21,328,052
Waivers, Reimbursement and Expense Reduction:
Waiver of investment adviser fee (Note 4)	(17,755,512)	(2,668,340)	(5,948,484)
Waiver of administrative personnel and services fee (Note 4)	(435,899)	(44,574)	(112,748)
Reduction of custodian fees (Note 5)	--	(40,721)	--
Reimbursement of shareholder services fee--Institutional Capital Shares (Note 4)	(680)	(1,038)	(451)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION	(18,192,091)	(2,754,673)	(6,061,683)
Net expenses	66,966,292	6,639,832	15,266,369
Net investment income	308,558,148	44,466,834	130,881,134
Net realized loss on investments	--	(200,388)	--
Change in net assets resulting from operations	$308,558,148	$44,266,446	$130,881,134

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2009 (unaudited)

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$35,733,000	$138,189,400	$143,853,019
Expenses:
Investment adviser fee (Note 4)	2,671,286	10,394,135	30,899,355
Administrative personnel and services fee (Note 4)	1,042,774	4,058,337	12,059,641
Custodian fees	59,401	231,260	550,499
Transfer and dividend disbursing agent fees and expenses	292,263	234,646	144,486
Directors'/Trustees' fees	13,431	59,906	127,954
Auditing fees	10,448	10,504	10,614
Legal fees	4,492	5,512	6,778
Portfolio accounting fees	94,730	94,648	100,784
Distribution services fee--Trust Shares (Note 4)	--	--	1,289,006
Shareholder services fee--Institutional Service Shares (Note 4)	1,133,472	2,188,161	5,215,758
Shareholder services fee--Institutional Capital Shares (Note 4)	303,313	837,729	1,599,486
Shareholder services fee--Trust Shares (Note 4)	--	--	248,914
Account administration fee--Institutional Service Shares	62,844	257,436	2,693,857
Account administration fee--Institutional Capital Shares	116	10,143	330,443
Account administration fee--Trust Shares	--	--	1,013,579
Share registration costs	77,170	55,653	31,609
Printing and postage	23,190	86,044	47,017
Insurance premiums	8,213	26,286	37,000
Temporary guarantee program insurance	384,310	1,566,455	4,918,817
Miscellaneous	10,854	23,663	84,246
TOTAL EXPENSES	6,192,307	20,140,518	61,409,843
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	(2,009,649)	(6,080,570)	(12,081,104)
Waiver of administrative personnel and services fee	(26,350)	(103,369)	(302,437)
Waiver of shareholder services fee--Institutional Service Shares	--	--	(579,874)
Waiver of shareholder services fee--Trust Shares	--	--	(553,144)
Reimbursement of distribution services fee--Trust Shares	--	--	(86,660)
Reimbursement of shareholder services fee--Institutional Service Shares	--	--	(138,318)
Reimbursement of shareholder services fee--Institutional Capital Shares	--	--	(154,498)
Reimbursement of shareholder services fee--Trust Shares	--	--	(65,622)
TOTAL WAIVERS AND REIMBURSEMENTS	(2,035,999)	(6,183,939)	(13,961,657)
Net expenses	4,156,308	13,956,579	47,448,186
Net investment income	31,576,692	124,232,821	96,404,833
Net realized gain on investments	--	--	3,566,383
Change in net assets resulting from operations	$31,576,692	$124,232,821	$99,971,216

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Municipal Obligations Fund
	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$308,558,148	$858,527,170	$44,466,834	$165,837,404
Net realized gain (loss) on investments	--	--	(200,388)	621,229
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	308,558,148	858,527,170	44,266,446	166,458,633
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(230,872,499)	(588,821,794)	(23,696,429)	(110,310,642)
Institutional Service Shares	(65,578,857)	(214,176,447)	(9,607,358)	(20,467,274)
Institutional Capital Shares	(9,891,302)	(45,201,657)	(11,172,529)	(35,053,761)
Trust Shares	(2,631,181)	(10,469,154)	--	--
Distributions from net realized gain on investments
Institutional Shares	--	--	(220,251)	(223,614)
Institutional Service Shares	--	--	(126,589)	(35,837)
Institutional Capital Shares	--	--	(134,422)	(69,385)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(308,973,839)	(858,669,052)	(44,957,578)	(166,160,513)
Share Transactions:
Proceeds from sale of shares	179,995,016,404	194,558,519,755	10,458,163,598	40,257,851,078
Proceeds from shares issued in connection with the tax-free transfer of assets from Liquid Cash Trust	--	98,361,755	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	--	--	562,995,263	--
Net asset value of shares issued to shareholders in payment of distributions declared	138,245,950	460,128,229	34,468,080	138,040,274
Cost of shares redeemed	(148,007,077,412)	(178,420,238,444)	(11,887,900,236)	(41,018,763,550)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	32,126,184,942	16,696,771,295	(832,273,295)	(622,872,198)
Change in net assets	32,125,769,251	16,696,629,413	(832,964,427)	(622,574,078)
Net Assets:
Beginning of period	30,783,846,960	14,087,217,547	5,313,851,200	5,936,425,278
End of period	$62,909,616,211	$30,783,846,960	$4,480,886,773	$5,313,851,200
Undistributed (distributions in excess of) net investment income	$(548,943)	$(133,252)	$(4,249)	$5,233

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Cash Obligations Fund		Prime Management Obligations Fund
	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$130,881,134	$444,988,366	$31,576,692	$141,989,522
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(97,353,807)	(330,597,555)	(13,612,842)	(59,545,566)
Institutional Service Shares	(19,605,061)	(69,971,725)	(10,662,829)	(47,563,100)
Institutional Capital Shares	(13,957,482)	(44,635,445)	(7,291,557)	(34,891,724)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(130,916,350)	(445,204,725)	(31,567,228)	(142,000,390)
Share Transactions:
Proceeds from sale of shares	33,839,419,541	86,930,636,198	4,487,312,944	12,984,975,686
Net asset value of shares issued to shareholders in payment of distributions declared	72,471,348	260,529,963	27,597,472	125,293,764
Cost of shares redeemed	(35,636,553,319)	(81,423,553,383)	(5,256,056,618)	(14,261,927,325)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,724,662,430)	5,767,612,778	(741,146,202)	(1,151,657,875)
Change in net assets	(1,724,697,646)	5,767,396,419	(741,136,738)	(1,151,668,743)
Net Assets:
Beginning of period	14,092,616,567	8,325,220,148	3,281,973,108	4,433,641,851
End of period	$12,367,918,921	$14,092,616,567	$2,540,836,370	$3,281,973,108
Distributions in excess of net investment income	$(298,483)	$(263,267)	$(6,954)	$(16,418)

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Prime Value Obligations Fund		Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$124,232,821	$587,812,929	$96,404,833	$717,646,912
Net realized gain on investments	--	--	3,566,383	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	124,232,821	587,812,929	99,971,216	717,646,912
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(81,721,553)	(364,126,387)	(70,156,033)	(475,270,293)
Institutional Service Shares	(21,518,429)	(89,938,328)	(15,521,182)	(171,934,535)
Institutional Capital Shares	(21,044,723)	(134,116,555)	(8,334,543)	(37,271,542)
Trust Shares	--	--	(2,359,332)	(33,295,230)
Distribution from net realized gain on investments
Institutional Shares	--	--	(2,507,155)	--
Institutional Service Shares	--	--	(554,678)	--
Institutional Capital Shares	--	--	(297,850)	--
Trust Shares	--	--	(84,315)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(124,284,705)	(588,181,270)	(99,815,088)	(717,771,600)
Share Transactions:
Proceeds from sale of shares	34,581,858,292	88,854,673,614	97,905,715,055	147,204,242,100
Net asset value of shares issued to shareholders in payment of distributions declared	75,905,475	383,924,814	36,172,414	206,374,418
Cost of shares redeemed	(40,981,351,246)	(89,614,332,172)	(93,410,550,843)	(136,905,525,798)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,323,587,479)	(375,733,744)	4,531,336,626	10,505,090,720
Change in net assets	(6,323,639,363)	(376,102,085)	4,531,492,754	10,504,966,032
Net Assets:
Beginning of period	14,464,088,705	14,840,190,790	25,648,194,783	15,143,228,751
End of period	$8,140,449,342	$14,464,088,705	$30,179,687,537	$25,648,194,783
Distributions in excess of net investment income	$(413,267)	$(361,383)	$(162,561)	$(196,304)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The Financial Highlights of the Institutional Shares, Institutional Service Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund may be subject to the federal AMT for individuals and corporations and state and local taxes.

On November 21, 2008, Municipal Obligations Fund received assets from Fifth Third Municipal Money Market Fund as the result of a tax-free transfer of assets, as follows:

Shares of Municipal Obligations Fund Issued	Fifth Third Municipal Money Market Fund Net Assets Received	Net Assets of Municipal Obligations Fund Immediately Prior to Combination	Net Assets of Municipal Obligations Fund Immediately After Combination
562,995,263	$562,995,263	$3,722,307,869	$4,285,303,132

On April 11, 2008, Government Obligations Fund received assets from Liquid Cash Trust as the result of a tax-free reorganization, as follows:

Institutional Shares of Government Obligations Fund Issued	Liquid Cash Trust Net Assets Received	Net Assets of Government Obligations Fund Immediately Prior to Combination	Net Assets of Government Obligations Fund Immediately After Combination
98,361,755	$98,361,755	$33,267,094,169	$33,365,455,924

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Funds then adjust the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercise "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by each Fund's Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Municipal Obligations Fund has not invested in repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds comply with the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by Prime Management Obligations Fund at January 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	6/12/2008	$3,237,550	$3,237,550

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by Prime Value Obligations Fund at January 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 2.703%, 3/2/2009	12/1/2008	$21,500,058	$21,500,045
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	6/12/2008	$14,568,976	$14,568,976

Temporary Guarantee Program

The Funds are participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Funds' coverage under the Program is limited to investors who were shareholders of the Funds as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fees incurred by the Funds were 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fees incurred by the Funds will be 0.015% of the amount of their net assets as of September 19, 2008 (accordingly, the Funds' gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Funds' expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as temporary guarantee program insurance on the Funds' Statements of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in the prior periods. It is currently anticipated that the Funds will continue to participate if the Program is extended; however, there is no assurance that the Funds will do so.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	144,708,524,337	$144,708,524,337	149,436,526,380	$149,436,526,380
Shares issued in connection with tax-free transfer of assets from Liquid Cash Trust	--	--	98,361,755	98,361,755
Shares issued to shareholders in payment of distributions declared	100,392,686	100,392,686	320,190,657	320,190,657
Shares redeemed	(116,961,554,521)	(116,961,554,521)	(138,372,784,513)	(138,372,784,513)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	27,847,362,502	$27,847,362,502	11,482,294,279	$11,482,294,279

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	30,936,347,662	$30,936,347,662	38,144,338,778	$38,144,338,778
Shares issued to shareholders in payment of distributions declared	27,976,481	27,976,481	94,646,152	94,646,152
Shares redeemed	(27,334,049,406)	(27,334,049,406)	(33,736,334,276)	(33,736,334,276)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	3,630,274,737	$3,630,274,737	4,502,650,654	$4,502,650,654

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,934,819,315	$2,934,819,315	4,956,024,290	$4,956,024,290
Shares issued to shareholders in payment of distributions declared	9,049,085	9,049,085	41,710,472	41,710,472
Shares redeemed	(2,494,480,275)	(2,494,480,275)	(4,506,358,228)	(4,506,358,228)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	449,388,125	$449,388,125	491,376,534	$491,376,534

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,415,325,090	$1,415,325,090	2,021,630,307	$2,021,630,307
Shares issued to shareholders in payment of distributions declared	827,698	827,698	3,580,948	3,580,948
Shares redeemed	(1,216,993,210)	(1,216,993,210)	(1,804,761,427)	(1,804,761,427)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	199,159,578	$199,159,578	220,449,828	$220,449,828
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	32,126,184,942	$32,126,184,942	16,696,771,295	$16,696,771,295

	Municipal Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,488,161,584	$7,488,165,432	33,205,585,711	$33,205,585,711
Shares issued in connection with tax-free transfer of assets from Fifth Third Municipal Money Market Fund	360,018,125	360,018,125	--	--
Shares issued to shareholders in payment of distributions declared	17,135,042	17,135,042	88,698,136	88,698,136
Shares redeemed	(9,018,917,328)	(9,018,917,328)	(34,169,177,848)	(34,169,177,848)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,153,602,577)	$(1,153,598,729)	(874,894,001)	$(874,894,001)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,568,050,746	$1,568,038,262	2,753,478,053	$2,753,478,053
Shares issued in connection with tax-free transfer of assets from Fifth Third Municipal Money Market Fund	165,544,173	165,544,173	--	--
Shares issued to shareholders in payment of distributions declared	7,935,412	7,935,412	17,126,580	17,126,580
Shares redeemed	(1,537,650,079)	(1,537,650,079)	(2,663,115,038)	(2,663,115,038)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	203,880,252	$203,867,768	107,489,595	$107,489,595

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,401,960,044	$1,401,959,904	4,298,787,314	$4,298,787,314
Shares issued in connection with tax-free transfer of assets from Fifth Third Municipal Money Market Fund	37,432,965	37,432,965	--	--
Shares issued to shareholders in payment of distributions declared	9,397,626	9,397,626	32,215,558	32,215,558
Shares redeemed	(1,331,332,829)	(1,331,332,829)	(4,186,470,664)	(4,186,470,664)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	117,457,806	$117,457,666	144,532,208	$144,532,208
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(832,264,519)	$(832,273,295)	(622,872,198)	$(622,872,198)

	Prime Cash Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	27,939,767,522	$27,939,767,522	75,124,339,260	$75,124,339,260
Shares issued to shareholders in payment of distributions declared	51,797,379	51,797,379	186,822,681	186,822,681
Shares redeemed	(29,001,194,658)	(29,001,194,658)	(70,263,199,123)	(70,263,199,123)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,009,629,757)	$(1,009,629,757)	5,047,962,818	$5,047,962,818

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,572,741,702	$3,572,741,702	6,810,937,052	$6,810,937,052
Shares issued to shareholders in payment of distributions declared	12,316,439	12,316,439	45,218,626	45,218,626
Shares redeemed	(3,914,589,190)	(3,914,589,190)	(6,649,380,946)	(6,649,380,946)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(329,531,049)	$(329,531,049)	206,774,732	$206,774,732

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,326,910,317	$2,326,910,317	4,995,359,886	$4,995,359,886
Shares issued to shareholders in payment of distributions declared	8,357,530	8,357,530	28,488,656	28,488,656
Shares redeemed	(2,720,769,471)	(2,720,769,471)	(4,510,973,314)	(4,510,973,314)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(385,501,624)	$(385,501,624)	512,875,228	$512,875,228
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,724,662,430)	$(1,724,662,430)	5,767,612,778	$5,767,612,778

	Prime Management Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,257,576,247	$3,257,576,247	10,379,634,595	$10,379,634,595
Shares issued to shareholders in payment of distributions declared	11,975,673	11,975,673	46,823,172	46,823,172
Shares redeemed	(3,514,772,954)	(3,514,772,954)	(10,876,642,088)	(10,876,642,088)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(245,221,034)	$(245,221,034)	(450,184,321)	$(450,184,321)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	667,845,526	$667,845,526	1,368,743,602	$1,368,743,602
Shares issued to shareholders in payment of distributions declared	9,203,412	9,203,412	44,007,112	44,007,112
Shares redeemed	(909,791,201)	(909,791,201)	(1,766,341,352)	(1,766,341,352)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(232,742,263)	$(232,742,263)	(353,590,638)	$(353,590,638)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	561,891,171	$561,891,171	1,236,597,489	$1,236,597,489
Shares issued to shareholders in payment of distributions declared	6,418,387	6,418,387	34,463,480	34,463,480
Shares redeemed	(831,492,463)	(831,492,463)	(1,618,943,885)	(1,618,943,885)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(263,182,905)	$(263,182,905)	(347,882,916)	$(347,882,916)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(741,146,202)	$(741,146,202)	(1,151,657,875)	$(1,151,657,875)

	Prime Value Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	30,383,690,046	$30,383,690,046	70,899,587,926	$70,899,587,926
Shares issued to shareholders in payment of distributions declared	51,922,091	51,922,091	278,528,384	278,528,384
Shares redeemed	(32,128,014,730)	(32,128,014,730)	(73,857,260,874)	(73,857,260,874)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,692,402,593)	$(1,692,402,593)	(2,679,144,564)	$(2,679,144,564)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,916,054,726	$2,916,054,726	7,555,283,981	$7,555,283,981
Shares issued to shareholders in payment of distributions declared	16,513,348	16,513,348	73,737,023	73,737,023
Shares redeemed	(3,585,422,893)	(3,585,422,893)	(7,591,844,749)	(7,591,844,749)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(652,854,819)	$(652,854,819)	37,176,255	$37,176,255

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,282,113,520	$1,282,113,520	10,399,801,707	$10,399,801,707
Shares issued to shareholders in payment of distributions declared	7,470,036	7,470,036	31,659,407	31,659,407
Shares redeemed	(5,267,913,623)	(5,267,913,623)	(8,165,226,549)	(8,165,226,549)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(3,978,330,067)	$(3,978,330,067)	2,266,234,565	$2,266,234,565
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(6,323,587,479)	$(6,323,587,479)	(375,733,744)	$(375,733,744)

	Treasury Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	78,633,952,517	$78,633,952,517	121,213,459,110	$121,213,459,110
Shares issued to shareholders in payment of distributions declared	31,123,846	31,123,846	169,163,577	169,163,577
Shares redeemed	(75,580,044,555)	(75,580,044,555)	(111,086,615,688)	(111,086,615,688)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,085,031,808	$3,085,031,808	10,296,006,999	$10,296,006,999

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,386,245,811	$11,386,245,811	18,811,938,832	$18,811,938,832
Shares issued to shareholders in payment of distributions declared	3,575,748	3,575,748	30,397,906	30,397,906
Shares redeemed	(11,847,617,749)	(11,847,617,749)	(19,102,584,626)	(19,102,584,626)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(457,796,190)	$(457,796,190)	(260,247,888)	$(260,247,888)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	7,084,768,196	$7,084,768,196	4,857,193,915	$4,857,193,915
Shares issued to shareholders in payment of distributions declared	1,351,834	1,351,834	5,445,379	5,445,379
Shares redeemed	(4,878,616,772)	(4,878,616,772)	(4,360,157,358)	(4,360,157,358)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	2,207,503,258	$2,207,503,258	502,481,936	$502,481,936

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	800,748,531	$800,748,531	2,321,650,243	$2,321,650,243
Shares issued to shareholders in payment of distributions declared	120,986	120,986	1,367,556	1,367,556
Shares redeemed	(1,104,271,767)	(1,104,271,767)	(2,356,168,126)	(2,356,168,126)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(303,402,250)	$(303,402,250)	(33,150,327)	$(33,150,327)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,531,336,626	$4,531,336,626	10,505,090,720	$10,505,090,720

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2009, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$17,755,512
Municipal Obligations Fund	$ 2,668,340
Prime Cash Obligations Fund	$ 5,948,484
Prime Management Obligations Fund	$ 2,009,649
Prime Value Obligations Fund	$ 6,080,570
Treasury Obligations Fund	$12,081,104

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of each Fund.

For the six months ended January 31, 2009, FAS waived the following fees:

Fund	Administrative Fee Waiver
Government Obligations Fund	$435,899
Municipal Obligations Fund	$ 44,574
Prime Cash Obligations Fund	$112,748
Prime Management Obligations Fund	$ 26,350
Prime Value Obligations Fund	$103,369
Treasury Obligations Fund	$302,437

Distribution Services Fee

Government Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that Government Obligations Fund and Treasury Obligations Fund may incur distribution expenses at 0.25% of average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSC can modify or terminate this voluntary waiver/reimbursement at any time at its sole discretion. For the six months ended January 31, 2009, FSC voluntarily reimbursed $86,660 for Treasury Obligations Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $2,385 of fees paid by Government Obligations Fund.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

For the six months ended January 31, 2009, FSSC voluntarily reimbursed the following fees:

Fund	Shareholder Services Fees Reimbursed
Government Obligations Fund	$ 680
Municipal Obligations Fund	$ 1,038
Prime Cash Obligations Fund	$ 451
Treasury Obligations Fund	$358,438

For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Funds. In addition, unaffiliated third-party financial intermediaries voluntarily waived $1,133,018 of Service Fees for Treasury Obligations Fund. This voluntary waiver can be modified or terminated at any time. For the six months ended January 31, 2009, the Institutional Shares for the Funds did not incur a shareholder services fee.

Interfund Transactions

During the six months ended January 31, 2009, Municipal Obligations Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,877,375,000 and $3,649,166,000, respectively.

General

Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

For Municipal Obligations Fund, through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce fund expenses. For the six months ended January 31, 2009, the Fund's expenses were reduced by $40,721 under these arrangements.

6. CONCENTRATION OF RISK

A substantial part of the portfolios of Prime Cash Obligations Fund, Prime Management Obligations Fund and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, these Funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Funds participate in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Funds did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory Contracts

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME CASH OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME MANAGEMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME VALUE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919809
Cusip 60934N633
Cusip 60934N591
Cusip 608919841
Cusip 60934N567
Cusip 60934N823

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations
Government Obligations Fund
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.042	--		0.042
July 31, 2007 [3]	$1.00	0.051	--		0.051
July 31, 2008	$1.00	0.036	--		0.036
January 31, 2009 [4]	$1.00	0.008	--		0.008

Municipal Obligations Fund
July 31, 2004	$1.00	0.009	(0.000	) [6]	0.009
July 31, 2005	$1.00	0.018	0.000	[6]	0.018
July 31, 2006	$1.00	0.030	(0.000	) [6]	0.030
July 31, 2007 [3]	$1.00	0.035	0.000	[6]	0.035
July 31, 2008	$1.00	0.029	0.000	[6]	0.029
January 31, 2009 [4]	$1.00	0.011	(0.000	) [6]	0.011

Prime Cash Obligations Fund
July 31, 2004	$1.00	0.010	--		0.010
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.043	--		0.043
July 31, 2007 [3]	$1.00	0.052	--		0.052
July 31, 2008	$1.00	0.040	--		0.040
January 31, 2009 [4]	$1.00	0.012	--		0.012

Prime Management Obligations Fund
July 31, 2005 [8]	$1.00	0.024	--		0.024
July 31, 2006	$1.00	0.043	--		0.043
July 31, 2007 [3]	$1.00	0.052	--		0.052
July 31, 2008	$1.00	0.040	--		0.040
January 31, 2009 [4]	$1.00	0.013	--		0.013

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 For the six months ended January 31, 2009 (unaudited).

5 Computed on an annualized basis.

6 Represents less than $0.001.

7 The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios for the six months ended January 31, 2009 and for the year ended July 31, 2008 are 0.21% and 0.18%, respectively, after taking into account these expense reductions.

8 Reflects operations for the period from August 11, 2004 (date of initial public investment) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.009)	--	(0.009)	$1.00	0.92%	0.20%		0.91%		0.34%		$ 5,134,296
(0.022)	--	(0.022)	$1.00	2.20%	0.20%		2.17%		0.34%		$ 5,721,965
(0.042)	--	(0.042)	$1.00	4.30%	0.20%		4.22%		0.28%		$ 6,619,952
(0.051)	--	(0.051)	$1.00	5.25%	0.20%		5.14%		0.09%		$ 8,943,042
(0.036)	--	(0.036)	$1.00	3.64%	0.20%		3.33%		0.09%		$20,425,207
(0.008)	--	(0.008)	$1.00	0.79%	0.23	% [5]	1.41	% [5]	0.08	% [5]	$48,272,071

(0.009)	--	(0.009)	$1.00	0.94%	0.18%		0.94%		0.12%		$ 2,144,468
(0.018)	--	(0.018)	$1.00	1.82%	0.18%		1.85%		0.13%		$ 3,040,759
(0.030)	--	(0.030)	$1.00	3.01%	0.18%		2.99%		0.12%		$ 3,490,983
(0.035)	--	(0.035)	$1.00	3.57%	0.18%		3.48%		0.12%		$ 4,067,288
(0.029)	(0.000) [6]	(0.029)	$1.00	2.92%	0.18	% [7]	2.94%		0.12%		$ 3,192,965
(0.011)	(0.000) [6]	(0.011)	$1.00	1.11%	0.21	% [5,7]	2.05	% [5]	0.12	% [5]	$ 2,039,180

(0.010)	--	(0.010)	$1.00	0.99%	0.18%		0.98%		0.11%		$ 8,605,478
(0.022)	--	(0.022)	$1.00	2.26%	0.18%		2.15%		0.11%		$ 5,674,270
(0.043)	--	(0.043)	$1.00	4.36%	0.18%		4.21%		0.11%		$ 4,363,938
(0.052)	--	(0.052)	$1.00	5.33%	0.18%		5.20%		0.11%		$ 5,428,996
(0.040)	--	(0.040)	$1.00	4.09%	0.18%		3.85%		0.11%		$10,476,830
(0.012)	--	(0.012)	$1.00	1.18%	0.22	% [5]	2.33	% [5]	0.11	% [5]	$ 9,467,270

(0.024)	--	(0.024)	$1.00	2.39%	0.13	% [5]	2.82	% [5]	0.45	% [5]	$ 2,638,079
(0.043)	--	(0.043)	$1.00	4.38%	0.16%		4.26%		0.34%		$ 1,986,138
(0.052)	--	(0.052)	$1.00	5.36%	0.17%		5.22%		0.15%		$ 1,681,581
(0.040)	--	(0.040)	$1.00	4.05%	0.17%		4.08%		0.15%		$ 1,231,446
(0.013)	--	(0.013)	$1.00	1.26%	0.20	% [5]	2.47	% [5]	0.15	% [5]	$ 986,226

..

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations
Prime Obligations Fund
July 31, 2004	$1.00	0.010	0.000	[3]	0.010
July 31, 2005	$1.00	0.022	0.000	[3]	0.022
July 31, 2006	$1.00	0.042	0.000	[3]	0.042
July 31, 2007 [4]	$1.00	0.052	--		0.052
July 31, 2008	$1.00	0.040	--		0.040
January 31, 2009 [5]	$1.00	0.011	--		0.011

Prime Value Obligations Fund
July 31, 2004	$1.00	0.010	--		0.010
July 31, 2005	$1.00	0.023	--		0.023
July 31, 2006	$1.00	0.043	--		0.043
July 31, 2007 [4]	$1.00	0.052	--		0.052
July 31, 2008	$1.00	0.040	--		0.040
January 31, 2009 [5]	$1.00	0.012	--		0.012

Tax-Free Obligations Fund
July 31, 2004	$1.00	0.008	0.000	[3]	0.008
July 31, 2005	$1.00	0.017	(0.000	) [3]	0.017
July 31, 2006	$1.00	0.029	(0.000	) [3]	0.029
July 31, 2007 [4]	$1.00	0.034	0.000	[3]	0.034
July 31, 2008	$1.00	0.028	0.000	[3]	0.028
January 31, 2009 [5]	$1.00	0.011	0.000	[3]	0.011

Treasury Obligations Fund
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.021	--		0.021
July 31, 2006	$1.00	0.041	--		0.041
July 31, 2007 [4]	$1.00	0.051	--		0.051
July 31, 2008	$1.00	0.030	--		0.030
January 31, 2009 [5]	$1.00	0.004	0.000	[3]	0.004

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Represents less than $0.001.

4 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

5 For the six months ended January 31, 2009 (unaudited).

6 Computed on an annualized basis.

7 The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios for the six months ended January 31, 2009 and for the year ended July 31, 2008 are 0.23% and 0.20%, respectively, after taking into account these expense reductions.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.010)	--	(0.010)	$1.00	0.97%	0.20%		0.96%		0.34%		$16,519,436
(0.022)	--	(0.022)	$1.00	2.24%	0.20%		2.19%		0.34%		$15,600,659
(0.042)	--	(0.042)	$1.00	4.33%	0.20%		4.24%		0.28%		$15,151,070
(0.052)	--	(0.052)	$1.00	5.30%	0.20%		5.18%		0.09%		$16,469,931
(0.040)	--	(0.040)	$1.00	4.03%	0.20%		3.90%		0.08%		$18,430,487
(0.011)	--	(0.011)	$1.00	1.15%	0.23	% [6]	2.21	% [6]	0.08	% [6]	$26,908,887

(0.010)	--	(0.010)	$1.00	1.03%	0.17%		1.02%		0.12%		$ 9,502,207
(0.023)	--	(0.023)	$1.00	2.30%	0.17%		2.17%		0.12%		$ 5,799,231
(0.043)	--	(0.043)	$1.00	4.40%	0.17%		4.32%		0.12%		$ 6,708,463
(0.052)	--	(0.052)	$1.00	5.35%	0.17%		5.24%		0.12%		$10,023,082
(0.040)	--	(0.040)	$1.00	4.09%	0.17%		4.13%		0.12%		$ 7,344,142
(0.012)	--	(0.012)	$1.00	1.23%	0.21	% [6]	2.44	% [6]	0.12	% [6]	$ 5,651,341

(0.008)	--	(0.008)	$1.00	0.85%	0.20%		0.85%		0.34%		$ 6,249,045
(0.017)	--	(0.017)	$1.00	1.75%	0.20%		1.78%		0.34%		$ 8,460,989
(0.029)	--	(0.029)	$1.00	2.91%	0.20%		2.82%		0.29%		$ 5,941,736
(0.034)	--	(0.034)	$1.00	3.50%	0.20%		3.45%		0.09%		$ 6,652,945
(0.028)	(0.000) [3]	(0.028)	$1.00	2.79%	0.20	% [7]	2.67%		0.09%		$10,053,590
(0.011)	(0.000) [3]	(0.011)	$1.00	1.14%	0.23	% [6,7]	2.12	% [6]	0.09	% [6]	$11,119,245

(0.009)	--	(0.009)	$1.00	0.86%	0.20%		0.85%		0.34%		$ 5,558,392
(0.021)	--	(0.021)	$1.00	2.12%	0.20%		2.12%		0.34%		$ 5,733,139
(0.041)	--	(0.041)	$1.00	4.20%	0.20%		4.14%		0.27%		$ 6,419,380
(0.051)	--	(0.051)	$1.00	5.17%	0.20%		5.04%		0.09%		$ 6,723,409
(0.030)	--	(0.030)	$1.00	3.09%	0.20%		2.75%		0.08%		$17,018,264
(0.004)	(0.000) [3]	(0.004)	$1.00	0.39%	0.24	% [6]	0.71	% [6]	0.08	% [6]	$20,103,468

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations
Government Obligations Fund
July 31, 2004	$1.00	0.007	--		0.007
July 31, 2005	$1.00	0.019	--		0.019
July 31, 2006	$1.00	0.040	--		0.040
July 31, 2007 [3]	$1.00	0.049	--		0.049
July 31, 2008	$1.00	0.033	--		0.033
January 31, 2009 [4]	$1.00	0.007	--		0.007

Municipal Obligations Fund
July 31, 2004	$1.00	0.007	(0.000	) [6]	0.007
July 31, 2005	$1.00	0.016	0.000	[6]	0.016
July 31, 2006	$1.00	0.027	(0.000	) [6]	0.027
July 31, 2007 [3]	$1.00	0.033	0.000	[6]	0.033
July 31, 2008	$1.00	0.026	0.000	[6]	0.026
January 31, 2009 [4]	$1.00	0.010	(0.000	) [6]	0.010

Prime Cash Obligations Fund
July 31, 2004	$1.00	0.007	--		0.007
July 31, 2005	$1.00	0.020	--		0.020
July 31, 2006	$1.00	0.040	--		0.040
July 31, 2007 [3]	$1.00	0.050	--		0.050
July 31, 2008	$1.00	0.038	--		0.038
January 31, 2009 [4]	$1.00	0.011	--		0.011

Prime Management Obligations Fund
July 31, 2005 [8]	$1.00	0.014	--		0.014
July 31, 2006	$1.00	0.040	--		0.040
July 31, 2007 [3]	$1.00	0.050	--		0.050
July 31, 2008	$1.00	0.037	--		0.037
January 31, 2009 [4]	$1.00	0.011	--		0.011

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 For the six months ended January 31, 2009 (unaudited).

5 Computed on an annualized basis.

6 Represents less than $0.001.

7 The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios for the six months ended January 31, 2009 and for the year ended July 31, 2008 are 0.46% and 0.43%, respectively, after taking into account these expense reductions.

8 Reflects operations for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.007)	--	(0.007)	$1.00	0.67%	0.45%		0.66%		0.09%		$ 3,036,452
(0.019)	--	(0.019)	$1.00	1.95%	0.45%		1.91%		0.09%		$ 2,759,651
(0.040)	--	(0.040)	$1.00	4.04%	0.45%		3.99%		0.09%		$ 3,493,161
(0.049)	--	(0.049)	$1.00	4.99%	0.45%		4.89%		0.09%		$ 4,267,271
(0.033)	--	(0.033)	$1.00	3.38%	0.45%		3.07%		0.09%		$ 8,770,060
(0.007)	--	(0.007)	$1.00	0.66%	0.48	% [5]	1.24	% [5]	0.08	% [5]	$12,400,408

(0.007)	--	(0.007)	$1.00	0.69%	0.43%		0.69%		0.12%		$ 363,595
(0.016)	--	(0.016)	$1.00	1.57%	0.43%		1.63%		0.13%		$ 641,950
(0.027)	--	(0.027)	$1.00	2.75%	0.43%		2.72%		0.12%		$ 620,552
(0.033)	--	(0.033)	$1.00	3.31%	0.43%		3.26%		0.12%		$ 856,704
(0.026)	(0.000) [6]	(0.026)	$1.00	2.67%	0.43	% [7]	2.57%		0.12%		$ 964,094
(0.010)	(0.000) [6]	(0.010)	$1.00	0.98%	0.47	% [5,7]	1.82	% [5]	0.12	% [5]	$1,167,693

(0.007)	--	(0.007)	$1.00	0.74%	0.43%		0.73%		0.11%		$2,025,081
(0.020)	--	(0.020)	$1.00	2.00%	0.43%		1.94%		0.11%		$1,780,479
(0.040)	--	(0.040)	$1.00	4.10%	0.43%		3.98%		0.11%		$1,932,607
(0.050)	--	(0.050)	$1.00	5.07%	0.43%		4.95%		0.11%		$1,913,630
(0.038)	--	(0.038)	$1.00	3.83%	0.43%		3.70%		0.11%		$2,120,381
(0.011)	--	(0.011)	$1.00	1.06%	0.47	% [5]	2.10	% [5]	0.11	% [5]	$1,790,762

(0.014)	--	(0.014)	$1.00	1.40%	0.38	% [5]	2.87	% [5]	0.20	% [5]	$ 812,886
(0.040)	--	(0.040)	$1.00	4.13%	0.41%		4.07%		0.16%		$1,027,151
(0.050)	--	(0.050)	$1.00	5.09%	0.42%		4.99%		0.15%		$1,571,872
(0.037)	--	(0.037)	$1.00	3.79%	0.42%		3.70%		0.15%		$1,218,247
(0.011)	--	(0.011)	$1.00	1.13%	0.45	% [5]	2.23	% [5]	0.15	% [5]	$ 985,508

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations
Prime Obligations Fund
July 31, 2004	$1.00	0.007	0.000	[3]	0.007
July 31, 2005	$1.00	0.020	0.000	[3]	0.020
July 31, 2006	$1.00	0.040	0.000	[3]	0.040
July 31, 2007 [4]	$1.00	0.049	--		0.049
July 31, 2008	$1.00	0.037	--		0.037
January 31, 2009 [5]	$1.00	0.010	--		0.010

Prime Value Obligations Fund
July 31, 2004	$1.00	0.008	--		0.008
July 31, 2005	$1.00	0.020	--		0.020
July 31, 2006	$1.00	0.041	--		0.041
July 31, 2007 [4]	$1.00	0.050	--		0.050
July 31, 2008	$1.00	0.038	--		0.038
January 31, 2009 [5]	$1.00	0.011	--		0.011

Tax-Free Obligations Fund
July 31, 2004	$1.00	0.006	0.000	[3]	0.006
July 31, 2005	$1.00	0.015	(0.000	) [3]	0.015
July 31, 2006	$1.00	0.026	(0.000	) [3]	0.026
July 31, 2007 [4]	$1.00	0.032	0.000	[3]	0.032
July 31, 2008	$1.00	0.025	0.000	[3]	0.025
January 31, 2009 [5]	$1.00	0.010	0.000	[3]	0.010

Treasury Obligations Fund
July 31, 2004	$1.00	0.006	--		0.006
July 31, 2005	$1.00	0.019	--		0.019
July 31, 2006	$1.00	0.039	--		0.039
July 31, 2007 [4]	$1.00	0.048	--		0.048
July 31, 2008	$1.00	0.028	--		0.028
January 31, 2009 [5]	$1.00	0.003	0.000	[3]	0.003

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Represents less than $0.001.

4 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

5 For the six months ended January 31, 2009 (unaudited).

6 Computed on an annualized basis.

7 The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios for the six months ended January 31, 2009 and for the year ended July 31, 2008 are 0.48% and 0.45%, respectively, after taking into account these expense reductions.

See Notes which are an integral part of the Financial Statements

					Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.007)	--	(0.007)	$1.00	0.72%	0.45%		0.71%		0.09%		$4,824,570
(0.020)	--	(0.020)	$1.00	1.99%	0.45%		1.96%		0.09%		$5,727,774
(0.040)	--	(0.040)	$1.00	4.07%	0.45%		4.02%		0.09%		$5,827,992
(0.049)	--	(0.049)	$1.00	5.04%	0.45%		4.94%		0.09%		$6,207,517
(0.037)	--	(0.037)	$1.00	3.77%	0.45%		3.72%		0.08%		$6,625,756
(0.010)	--	(0.010)	$1.00	1.03%	0.48	% [6]	2.01	% [6]	0.08	% [6]	$6,934,734

(0.008)	--	(0.008)	$1.00	0.77%	0.42%		0.77%		0.12%		$1,564,255
(0.020)	--	(0.020)	$1.00	2.05%	0.42%		1.98%		0.12%		$1,263,130
(0.041)	--	(0.041)	$1.00	4.14%	0.42%		4.11%		0.12%		$1,755,737
(0.050)	--	(0.050)	$1.00	5.09%	0.42%		4.99%		0.12%		$2,282,934
(0.038)	--	(0.038)	$1.00	3.83%	0.42%		3.74%		0.12%		$2,319,962
(0.011)	--	(0.011)	$1.00	1.11%	0.46	% [6]	2.19	% [6]	0.12	% [6]	$1,666,995

(0.006)	--	(0.006)	$1.00	0.60%	0.45%		0.60%		0.09%		$1,787,740
(0.015)	--	(0.015)	$1.00	1.50%	0.45%		1.53%		0.09%		$2,073,222
(0.026)	--	(0.026)	$1.00	2.65%	0.45%		2.61%		0.09%		$2,066,260
(0.032)	--	(0.032)	$1.00	3.24%	0.45%		3.20%		0.09%		$2,645,622
(0.025)	(0.000) [3]	(0.025)	$1.00	2.54%	0.45	% [7]	2.52%		0.09%		$2,623,669
(0.010)	(0.000) [3]	(0.010)	$1.00	1.01%	0.48	% [6,7]	1.88	% [6]	0.09	% [6]	$2,763,032

(0.006)	--	(0.006)	$1.00	0.61%	0.45%		0.60%		0.09%		$4,965,031
(0.019)	--	(0.019)	$1.00	1.87%	0.45%		1.85%		0.09%		$5,245,762
(0.039)	--	(0.039)	$1.00	3.94%	0.45%		3.87%		0.09%		$5,712,346
(0.048)	--	(0.048)	$1.00	4.91%	0.45%		4.79%		0.09%		$6,123,403
(0.028)	--	(0.028)	$1.00	2.83%	0.45%		2.86%		0.08%		$5,863,864
(0.003)	(0.000) [3]	(0.003)	$1.00	0.28%	0.46	% [6]	0.49	% [6]	0.11	% [6]	$5,406,232

Shareholder Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INSTITUTIONAL SHARES

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,007.90	$1.16
Municipal Obligations Fund	$1,000	$1,011.10	$1.06
Prime Cash Obligations Fund	$1,000	$1,011.80	$1.12
Prime Management Obligations Fund	$1,000	$1,012.60	$1.01
Prime Obligations Fund	$1,000	$1,011.50	$1.17
Prime Value Obligations Fund	$1,000	$1,012.30	$1.07
Tax-Free Obligations Fund	$1,000	$1,011.40	$1.17
Treasury Obligations Fund	$1,000	$1,003.90	$1.21
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,024.05	$1.17
Municipal Obligations Fund	$1,000	$1,024.15	$1.07
Prime Cash Obligations Fund	$1,000	$1,024.10	$1.12
Prime Management Obligations Fund	$1,000	$1,024.20	$1.02
Prime Obligations Fund	$1,000	$1,024.05	$1.17
Prime Value Obligations Fund	$1,000	$1,024.15	$1.07
Tax-Free Obligations Fund	$1,000	$1,024.05	$1.17
Treasury Obligations Fund	$1,000	$1,024.00	$1.22

1 Expenses are equal to the Funds' Institutional Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.23%
Municipal Obligations Fund	0.21%
Prime Cash Obligations Fund	0.22%
Prime Management Obligations Fund	0.20%
Prime Obligations Fund	0.23%
Prime Value Obligations Fund	0.21%
Tax-Free Obligations Fund	0.23%
Treasury Obligations Fund	0.24%

INSTITUTIONAL SERVICE SHARES

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [2]
Actual:
Government Obligations Fund	$1,000	$1,006.60	$2.43
Municipal Obligations Fund	$1,000	$1,009.80	$2.38
Prime Cash Obligations Fund	$1,000	$1,010.60	$2.38
Prime Management Obligations Fund	$1,000	$1,011.30	$2.28
Prime Obligations Fund	$1,000	$1,010.30	$2.43
Prime Value Obligations Fund	$1,000	$1,011.10	$2.33
Tax-Free Obligations Fund	$1,000	$1,010.10	$2.43
Treasury Obligations Fund	$1,000	$1,002.80	$2.32
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,022.79	$2.45
Municipal Obligations Fund	$1,000	$1,022.84	$2.40
Prime Cash Obligations Fund	$1,000	$1,022.84	$2.40
Prime Management Obligations Fund	$1,000	$1,022.94	$2.29
Prime Obligations Fund	$1,000	$1,022.79	$2.45
Prime Value Obligations Fund	$1,000	$1,022.89	$2.35
Tax-Free Obligations Fund	$1,000	$1,022.79	$2.45
Treasury Obligations Fund	$1,000	$1,022.89	$2.35

2 Expenses are equal to the Funds' Institutional Service Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.48%
Municipal Obligations Fund	0.47%
Prime Cash Obligations Fund	0.47%
Prime Management Obligations Fund	0.45%
Prime Obligations Fund	0.48%
Prime Value Obligations Fund	0.46%
Tax-Free Obligations Fund	0.48%
Treasury Obligations Fund	0.46%

Government Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	51.5%
Repurchase Agreements	48.5%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	48.1%
8-30 Days	24.8%
31-90 Days	18.6%
91-180 Days	5.8%
181 Days or more	2.7%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--51.5%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.331%, 2/8/2009	$135,000,000
4,096,521,000	[2]	Federal Home Loan Bank System Discount Notes, 0.240% - 3.350%, 2/2/2009 - 1/11/2010	4,079,219,302
10,871,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.249% - 2.719%, 2/2/2009 - 4/30/2009	10,868,486,631
6,306,015,000		Federal Home Loan Bank System Notes, 0.870% - 5.000%, 2/2/2009 - 1/26/2010	6,312,956,597
1,373,647,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.250% - 2.700%, 2/19/2009 - 7/1/2009	1,371,310,685
2,155,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.329% - 1.254%, 2/2/2009 - 4/13/2009	2,154,937,284
291,500,000		Federal Home Loan Mortgage Corp. Notes, 2.265% - 5.250%, 2/5/2009 - 5/21/2009	292,665,568
4,152,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.290% - 3.200%, 2/2/2009 - 10/7/2009	4,141,038,424
1,309,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.470% - 2.180%, 2/2/2009 - 4/28/2009	1,308,774,508
1,423,456,000		Federal National Mortgage Association Notes, 3.125% - 7.250%, 2/15/2009 - 1/15/2010	1,458,103,658
273,435,000	[1]	Housing and Urban Development Floating Rate Notes, 1.635%, 2/1/2009	273,435,000
		TOTAL GOVERNMENT AGENCIES	32,395,927,657
		REPURCHASE AGREEMENTS--48.5%
30,000,000		Repurchase agreement 0.29%, dated 1/30/2009 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $30,000,725 on 2/2/2009. The securities provided as collateral at the end of the period were a U.S. Government Agency security and a U.S. Treasury security with various maturities to 8/1/2020 and the market value of those underlying securities was $30,600,815.	30,000,000
1,227,000,000	[3]	Interest in $1,400,000,000 joint repurchase agreement 0.15%, dated 1/6/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,400,180,833 on 2/6/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $1,435,270,485.	1,227,000,000
250,000,000	[3]	Repurchase agreement 0.25%, dated 1/14/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,059,028 on 2/17/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $257,496,960.	250,000,000
881,000,000	[3]	Interest in $1,210,000,000 joint repurchase agreement 0.28%, dated 1/27/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,210,282,333 on 2/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $1,238,575,307.	881,000,000
490,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.30%, dated 1/29/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,133,333 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $511,720,695.	490,000,000
450,000,000		Repurchase agreement 0.30%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $450,011,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $460,004,238.	450,000,000
2,437,000,000		Interest in $2,970,000,000 joint repurchase agreement 0.30%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,970,074,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $3,029,475,735.	2,437,000,000
419,056,000		Repurchase agreement 0.28%, dated 1/30/2009 under which Banc of America Securities LLC will repurchase a security provided as collateral for $419,065,778 on 2/2/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2038 and the market value of that underlying securities was $427,447,094.	419,056,000
647,000,000	[3]	Interest in $975,000,000 joint repurchase agreement 0.30%, dated 1/28/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $975,381,875 on 3/16/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $1,002,725,613.	647,000,000
1,148,000,000	[3]	Interest in $1,570,000,000 joint repurchase agreement 0.20%, dated 1/9/2009 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,570,270,389 on 2/12/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $1,601,586,830.	1,148,000,000
1,000,000,000		Repurchase agreement 0.28%, dated 1/30/2009 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,000,023,333 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $1,020,023,800.	1,000,000,000
400,000,000	[3]	Repurchase agreement 0.17%, dated 1/6/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $400,056,667 on 2/6/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $409,336,141.	400,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,000,000,000		Repurchase agreement 0.20%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,016,667 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $1,020,017,098.	$1,000,000,000
4,408,143,000		Interest in $7,700,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	4,408,143,000
589,000,000	[3]	Interest in $810,000,000 joint repurchase agreement 0.32%, dated 1/20/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $810,216,000 on 2/19/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $828,284,668.	589,000,000
603,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.32%, dated 1/28/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $800,213,333 on 2/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2048 and the market value of those underlying securities was $819,492,114.	603,000,000
500,000,000		Repurchase agreement 0.28%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,011,667 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $510,011,901.	500,000,000
2,000,000,000		Interest in $3,370,000,000 joint repurchase agreement 0.30%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,370,084,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $3,437,485,935.	2,000,000,000
350,000,000		Repurchase agreement 0.25%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $350,007,292 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/23/2017 and the market value of those underlying securities was $357,008,040.	350,000,000
1,155,000,000	[3]	Interest in $1,550,000,000 joint repurchase agreement 0.27%, dated 1/15/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $1,550,383,625 on 2/17/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of that underlying security was $1,581,213,435.	1,155,000,000
350,000,000		Repurchase agreement 0.27%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $350,007,875 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $1,887,042,458.	350,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,024,167 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2048 and the market value of those underlying securities was $1,020,714,602.	500,000,000
144,363,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	144,363,000
250,000,000		Repurchase agreement 0.29%, dated 1/30/2009 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,006,042 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2049 and the market value of those underlying securities was $255,633,705.	250,000,000
748,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.27%, dated 1/14/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,217,500 on 2/13/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $1,020,115,205.	748,000,000
2,510,000,000		Interest in $3,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,500,084,583 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $3,570,000,682.	2,510,000,000
196,000,000		Interest in $246,000,000 joint repurchase agreement 0.11%, dated 1/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $246,002,255 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/15/2009 and the market value of those underlying securities was $250,921,757.	196,000,000
200,000,000		Repurchase agreement 0.24%, dated 1/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $200,004,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $204,002,530.	200,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.30%, dated 1/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $2,000,050,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/20/2038 and the market value of those underlying securities was $2,040,827,198.	1,000,000,000
250,000,000		Repurchase agreement 0.30%, dated 1/30/2009 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $250,006,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $257,501,356.	250,000,000
150,000,000		Interest in $950,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $950,021,375 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/14/2010 and the market value of those underlying securities was $969,021,821.	150,000,000
250,000,000		Repurchase agreement 0.27%, dated 1/30/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $250,005,625 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $257,381,544.	250,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$900,000,000		Repurchase agreement 0.27%, dated 1/30/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $900,020,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $930,670,802.	$900,000,000
175,000,000		Repurchase agreement 0.29%, dated 1/30/2009 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $175,004,229 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $180,053,682.	175,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.28%, dated 1/30/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,046,667 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/16/2044 and the market value of those underlying securities was $2,049,917,208.	1,000,000,000
373,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.35%, dated 1/15/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $500,097,222 on 2/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2038 and the market value of those underlying securities was $511,755,345.	373,000,000
595,000,000	[3]	Interest in $600,000,000 joint repurchase agreement 0.15%, dated 1/6/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $600,092,500 on 2/12/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $612,064,807.	595,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 0.22%, dated 1/30/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $100,001,833 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/27/2009 and the market value of those underlying securities was $102,004,096.	50,000,000
870,000,000		Repurchase agreement 0.28%, dated 1/30/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $870,020,300 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2047 and the market value of those underlying securities was $887,404,342.	870,000,000
		TOTAL REPURCHASE AGREEMENTS	30,495,562,000
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [4]	62,891,489,657
		OTHER ASSETS AND LIABILITIES - NET--0.0% [5]	18,126,554
		TOTAL NET ASSETS--100%	$62,909,616,211

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	62,891,489,657
Level 3--Significant Unobservable Inputs	--
TOTAL	$ 62,891,489,657

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	83.4%
Municipal Notes	14.0%
Commercial Paper	2.8%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.7%
8-30 Days	3.0%
31-90 Days	2.0%
91-180 Days	5.9%
181 Days or more	6.6%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.2% [1,2]
		Alabama--1.7%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	$4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank, N.A. LOC), 0.650%, 2/5/2009	7,840,000
4,235,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	4,235,000
9,870,000		Alabama HFA MFH, (Series 2004B), Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	9,870,000
10,000,000		Bridgeport, AL, IDB (Series 1987), Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America, N.A. LOC), 0.750%, 2/5/2009	10,000,000
1,085,000		Calhoun County, AL, Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 1.240%, 2/4/2009	1,085,000
8,700,000		Columbia, AL, IDB (Series 1997), Weekly VRDNs (Alabama Power Co.), 0.630%, 2/4/2009	8,700,000
1,000,000		Montgomery County, AL, LT GO Warrants (Series 1999), 5.60% Bonds (United States Treasury PRF 9/1/2009@102), 9/1/2024	1,056,161
1,400,000		Montgomery, AL, IDB (Series 2001), Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.750%, 2/4/2009	1,400,000
13,160,000		Phoenix City, AL, Water & Sewer System (Series 2004-B), Weekly VRDNs (Columbus Bank and Trust Co., GA LOC), 1.850%, 2/5/2009	13,160,000
7,800,000		Stevenson, AL, IDB Weekly VRDNs (Jefferson Smurfit Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2009	7,800,000
7,400,000		Stevenson, AL, IDB (Series 1999A), Weekly VRDNs (Smurfit-Stone Container Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2009	7,400,000
		TOTAL	77,046,161
		Alaska--0.4%
7,500,000		Alaska International Airports System (Series 2009A), Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.600%, 2/4/2009	7,500,000
8,415,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398B), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 1.130%, 2/5/2009	8,415,000
		TOTAL	15,915,000
		Arizona--0.5%
15,950,000		Coconino County, AZ, Pollution Control Corp., (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank, N.V. LOC), 0.900%, 2/2/2009	15,950,000
3,000,000		Pima County, AZ, IDA (Series 2002B), Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.760%, 2/5/2009	3,000,000
4,000,000		Show Low, AZ, IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.620%, 2/5/2009	4,000,000
		TOTAL	22,950,000
		Arkansas--0.8%
5,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 2/5/2009	5,630,000
10,900,000		Arkansas State Development Finance Authority Solid Waste (Series 2003), Weekly VRDNs (Waste Management, Inc.)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	10,900,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 0.820%, 2/5/2009	8,000,000
2,000,000		Sheridan, AR, IDA (Series A), Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	2,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.660%, 2/5/2009	7,100,000
		TOTAL	33,630,000
		California--2.0%
21,000,000		ABAG Finance Authority for Non-Profit Corporations, CA (Series 2007), Daily VRDNs (899 Charleston LLC)/(Bank of America, N.A. LOC), 0.620%, 2/2/2009	21,000,000
8,500,000		California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 1.130%, 2/5/2009	8,500,000
825,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 0.850%, 2/4/2009	825,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America, N.A. LOC), 0.860%, 2/5/2009	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.860%, 2/5/2009	6,815,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America, N.A. LOC), 0.860%, 2/5/2009	5,000,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T&W Farms)/(Bank of America, N.A. LOC), 0.860%, 2/5/2009	2,940,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B&B Dairy, LLC)/(Key Bank, N.A. LOC), 0.860%, 2/5/2009	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America, N.A. LOC), 0.860%, 2/5/2009	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$2,350,000		California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank, N.A. LOC), 0.860%, 2/5/2009	$2,350,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A&M Farms)/(Wachovia Bank, N.A. LOC), 0.860%, 2/5/2009	2,000,000
3,395,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 0.850%, 2/4/2009	3,395,000
2,185,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 1.000%, 2/4/2009	2,185,000
4,625,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 1.280%, 2/5/2009	4,625,000
1,900,000		Concord, CA, MFH (Series 2001A), Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank, N.A., New York LOC), 0.650%, 2/5/2009	1,900,000
1,975,000		Los Angeles, CA, Community Redevelopment Agency (Series 2003A: Wilshire Station Apartments), Daily VRDNs (Wilshire Vermont Housing Partners LP)/(Bank of America, N.A. LOC), 0.500%, 2/2/2009	1,975,000
5,300,000		Los Angeles, CA (Series 2003A), Weekly VRDNs (Asbury Apartments L.P.)/(Citibank, N.A., New York LOC), 0.600%, 2/2/2009	5,300,000
10,000,000		Torrance, CA (Series 1992: Hospital Revenue Bonds), Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 2/5/2009	10,000,000
		TOTAL	90,360,000
		Colorado--0.8%
1,105,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007), Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.680%, 2/5/2009	1,105,000
1,280,000		Colorado Educational & Cultural Facilities Authority (Series A-8), Daily VRDNs (National Jewish Federation)/(Bank of America, N.A. LOC), 0.650%, 2/2/2009	1,280,000
2,800,000		Colorado Educational & Cultural Facilities Authority (Series A4), Daily VRDNs (National Jewish Federation)/(Bank of America, N.A. LOC), 0.650%, 2/2/2009	2,800,000
2,000,000		Colorado HFA (Series 2007A), Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.680%, 2/5/2009	2,000,000
2,180,000		Colorado HFA (Series A), Weekly VRDNs (High Desert Properties, LLC), 0.620%, 2/5/2009	2,180,000
500,000		Colorado Springs, CO Utility System (Series 1998), Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 3.150%, 2/5/2009	500,000
1,500,000		Commerce City, CO, Northern Infrastructure General Improvement District (Series 2006), Weekly VRDNs (U.S. Bank, N.A. LOC), 0.530%, 2/5/2009	1,500,000
15,000,000		Denver, CO, City & County Department of Aviation (Subseries 2008C1), Weekly VRDNs (KBC Bank, N.V. LOC), 0.700%, 2/4/2009	15,000,000
8,000,000		Denver, CO, City & County Department of Aviation (Subseries 2008C2), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.700%, 2/4/2009	8,000,000
		TOTAL	34,365,000
		Connecticut--1.8%
4,600,000		Connecticut Development Authority (Series 1999), 1.10% CP (New England Power Co.), Mandatory Tender 4/7/2009	4,600,000
63,875,000		Connecticut State HEFA (Series C), Daily VRDNs (Masonicare)/(Wachovia Bank, N.A. LOC), 0.590%, 2/2/2009	63,875,000
1,500,000		Connecticut State HEFA (Series F), Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 2/5/2009	1,500,000
10,000,000		Waterbury, CT, 4.00% BANs, 9/2/2009	10,126,103
		TOTAL	80,101,103
		Delaware--2.3%
20,000,000		Delaware EDA (Series B), Daily VRDNs (Motiva Enterprises LLC), 0.800%, 2/2/2009	20,000,000
73,000,000		Delaware EDA (Series D), Daily VRDNs (Motiva Enterprises LLC), 0.900%, 2/2/2009	73,000,000
7,000,000		Sussex County, DE, IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.840%, 2/5/2009	7,000,000
5,000,000		Sussex County, DE, IDA (Series 2000), Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.790%, 2/4/2009	5,000,000
		TOTAL	105,000,000
		District of Columbia--1.3%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York LOC), 0.700%, 2/5/2009	7,500,000
20,000,000	[3,4]	District of Columbia HFA (PT-4575), Weekly VRDNs (Cavalier Apartments LP)/(FHLMC COL)/(FHLMC LIQ), 0.760%, 2/5/2009	20,000,000
3,795,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505), Weekly VRDNs (Deutsche Bank AG LIQ), 0.510%, 2/5/2009	3,795,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.700%, 2/5/2009	26,665,000
		TOTAL	57,960,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--5.7%
$8,840,000		Capital Trust Agency, FL, Air Cargo Revenue Bonds (Series 2004A), Weekly VRDNs (Aero Miami FX, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	$8,840,000
14,000,000		Citizens Property Insurance Corp., FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	14,089,850
1,190,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2007-49), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	1,190,000
1,285,000		Collier County, FL, HFA (Series 2005), Weekly VRDNs (George Washington Carver Apartments)/(PNC Bank, N.A. LOC), 0.690%, 2/4/2009	1,285,000
48,500,000		Florida HFA (Series 2007G-1), Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.900%, 2/4/2009	48,500,000
100,850,000		Greater Orlando, FL, Aviation Authority, Airport Facilities Variable Rate Refunding Revenue Bonds (Series 2002E), Weekly VRDNs (FSA INS)/(SunTrust Bank LIQ), 2.750%, 2/4/2009	100,850,000
1,255,000		Hillsborough County, FL, HFA (Series 2005) Weekly VRDNs (Claymore Crossings Apartments)/(Citibank, N.A., New York LOC), 0.600%, 2/4/2009	1,255,000
2,801,000		Lake County, FL, IDA (Series 2002), Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.600%, 2/5/2009	2,801,000
4,500,000		Liberty County, FL, Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	4,500,000
25,000,000	[3,4]	Miami-Dade County, FL, Aviation, Clipper Tax-Exempt Certificates Trust (Series 2005-41), Weekly VRDNs (State Street Bank and Trust Co. LIQ)/ (State Street Bank and Trust Co. LOC), 0.630%, 2/5/2009	25,000,000
5,000,000	[3,4]	Miami-Dade County, FL, Aviation Eagles (Series 2007-0073), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 0.690%, 2/5/2009	5,000,000
7,700,000		Palm Beach County, FL, Airport System (Series 2007), Weekly VRDNs (Galaxy Aviation)/(Citibank, N.A., New York LOC), 0.850%, 2/4/2009	7,700,000
33,300,000		St. Lucie County, FL, Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 0.720%, 2/2/2009	33,300,000
		TOTAL	254,310,850
		Georgia--5.9%
92,930,000		Atlanta, GA, Water & Wastewater (Series 2001 C), Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 2/2/2009	92,930,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	3,000,000
5,400,000		Bulloch County, GA, Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.820%, 2/5/2009	5,400,000
3,000,000		Carroll County, GA, Development Authority (Series 2007), Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 1.150%, 2/5/2009	3,000,000
4,130,000		Columbus, GA, IDA Industrial & Port Development Commission (Series 1992), Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC), 1.530%, 2/5/2009	4,130,000
14,400,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 1.100%, 2/5/2009	14,400,000
25,500,000		DeKalb County, GA, Hospital Authority (Series 2003B), Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 0.900%, 2/5/2009	25,500,000
7,475,000		DeKalb County, GA, MFH Authority (Series 1995), Weekly VRDNs (Stone Mill Run Apartments)/(Regions Bank, Alabama LOC), 0.830%, 2/5/2009	7,475,000
4,000,000		DeKalb County, GA, MFH Authority (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America, N.A. LOC), 0.600%, 2/5/2009	4,000,000
1,020,000		Emanuel County, GA, Development Authority (Series 2001), Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 0.840%, 2/4/2009	1,020,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	16,000,000
18,000,000		Fulton County, GA, Housing Authority (Series 1999), Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank, N.A. LOC), 0.630%, 2/5/2009	18,000,000
1,475,000		Fulton County, GA, Housing Authority (Series 2008A), Weekly VRDNs (Walton Lakes LLC)/(SunTrust Bank LOC), 0.790%, 2/4/2009	1,475,000
2,750,000		Gwinnett County, GA, Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.940%, 2/5/2009	2,750,000
16,830,000		Gwinnett County, GA, Housing Authority (Series 2002), Weekly VRDNs (Herrington Mill Apartments)/(SunTrust Bank LOC), 0.790%, 2/4/2009	16,830,000
13,430,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 1.050%, 2/5/2009	13,430,000
1,500,000		Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Walton Ridenour Apts)/(SunTrust Bank LOC), 0.740%, 2/4/2009	1,500,000
4,500,000		Peach County, GA, Development Authority (Series 2008), Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank, N.A. LOC), 0.530%, 2/5/2009	4,500,000
10,750,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 2.190%, 2/4/2009	10,750,000
19,000,000		Summerville, GA, Development Authority (Series 1997), Weekly VRDNs (Image Industries, Inc.)/(Wachovia Bank, N.A. LOC), 1.510%, 2/5/2009	19,000,000
		TOTAL	265,090,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Idaho--0.3%
$15,500,000		Idaho State, 3.00% TANs, 6/30/2009	$15,579,564
		Illinois--3.0%
1,155,000		Arlington Heights, IL, (Series 1997), Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 1.000%, 2/5/2009	1,155,000
5,600,000		Chicago, IL, MFH Revenue (Series 2007: Renaissance Place Apartments), Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 1.000%, 2/5/2009	5,600,000
5,800,000	[3,4]	Chicago, IL, O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank, N.A., New York LIQ), 1.460%, 2/5/2009	5,800,000
3,000,000		Chicago, IL, O'Hare International Airport, Special Facility Revenue Bonds (Series 1990), Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.650%, 2/4/2009	3,000,000
1,105,000		Chicago, IL, (Series 1999 IDRB) Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 0.800%, 2/4/2009	1,105,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 1.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	10,500,000
1,440,000		Crystal Lake, IL, IDA (Series 2006), Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 1.110%, 2/5/2009	1,440,000
450,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	450,000
3,530,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.300%, 2/4/2009	3,530,000
1,200,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America, N.A. LOC), 0.750%, 2/5/2009	1,200,000
4,490,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(Bank of America, N.A. LOC), 0.830%, 2/5/2009	4,490,000
3,140,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 1.000%, 2/5/2009	3,140,000
4,925,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	4,925,000
3,730,000		Illinois Development Finance Authority MFH (Series 1999), Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America, N.A. LOC), 0.830%, 2/5/2009	3,730,000
2,860,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America, N.A. LOC), 1.770%, 2/4/2009	2,860,000
1,365,000		Illinois Finance Authority (Series 2004), Weekly VRDNs (Transparent Container Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.000%, 2/5/2009	1,365,000
3,435,000		Illinois Finance Authority (Series 2006), Weekly VRDNs (Reliable Materials LYONs LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.770%, 2/4/2009	3,435,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.660%, 2/5/2009	7,500,000
1,170,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	1,170,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Stromberg Allen & Co.)/(Bank of America, N.A. LOC), 0.650%, 2/5/2009	7,500,000
5,600,000		Illinois Finance Authority (Series 2008), Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 1.000%, 2/5/2009	5,600,000
1,000,000		Illinois Finance Authority (Series 2008B), Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.280%, 2/5/2009	1,000,000
14,500,000		Illinois Housing Development Authority (2007 Subseries H-2), 1.98% TOBs 8/1/2009	14,500,000
25,000,000		Illinois State Toll Highway Authority (2008 Series A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 2/5/2009	25,000,000
1,200,000		Lake County, IL, IDA (Series 1994), Weekly VRDNs (Northpoint Assoc LLC)/(Northern Trust Co., Chicago, IL LOC), 0.650%, 2/4/2009	1,200,000
1,110,000		Lake Villa, IL Weekly VRDNs (Allendale Assoc)/(Bank of America, N.A. LOC), 0.540%, 2/5/2009	1,110,000
3,980,000		Peoria, IL, (Series 2000), Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 1.000%, 2/5/2009	3,980,000
1,055,000		Quad Cities, IL, Regional EDA, Revenue Bonds Weekly VRDNs (IsoTech of Illinois, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.970%, 2/5/2009	1,055,000
1,800,000		Savanna, IL, IDA (Series A), Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2009	1,800,000
1,400,000		Southwestern Illinois Development Authority (Series 2002), Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	1,400,000
1,484,000		West Chicago, IL, IDA (Series 1997), Weekly VRDNs (Bison Gear & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/5/2009	1,484,000
500,000		Woodridge, DuPage, Will and Cook Counties, IL (Series 2005), Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/5/2009	500,000
		TOTAL	132,524,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--4.0%
$15,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2009	$15,121,878
645,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust (Series 1), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/5/2009	645,000
4,100,000		Gary/Chicago, IN, International Airport Authority (Series 2007), Weekly VRDNs (U.S. Bank, N.A. LOC), 1.010%, 2/5/2009	4,100,000
775,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	775,000
10,500,000		Indiana Bond Bank (Series 2008A), Weekly VRDNs (Tri-County Conservancy District)/(Huntington National Bank, Columbus, OH LOC), 2.450%, 2/5/2009	10,500,000
2,000,000		Indiana Development Finance Authority (Series 2001), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.570%, 2/2/2009	2,000,000
1,100,000		Indiana Development Finance Authority (Series 2001), Weekly VRDNs (Bhar, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	1,100,000
2,800,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002), Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 2/5/2009	2,800,000
10,000,000		Indiana Finance Authority - Solid Waste (Series 2007A), Weekly VRDNs (Allied Waste North America, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	10,000,000
6,095,000		Indiana State Finance Authority (Environmental Improvement Bonds)/(Series 2006A), Weekly VRDNs (IB& BLLC)/(Harris, N.A. LOC), 1.000%, 2/5/2009	6,095,000
85,000,000		Indianapolis, IN, Local Public Improvement Bond Bank (Series 2008C-1), Daily VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 1.050%, 2/2/2009	85,000,000
9,750,000		Indianapolis, IN, Local Public Improvement Bond Bank (Sub-Series 2008C-4), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 3.500%, 2/4/2009	9,750,000
5,000,000		Indianapolis, IN, MFH (Series 2004A), Weekly VRDNs (Nora Commons LP)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	5,000,000
1,300,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.750%, 2/4/2009	1,300,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	6,500,000
6,000,000		Logansport, IN, (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.630%, 2/5/2009	6,000,000
1,800,000		St. Joseph County, IN, EDRB (Series 2002), Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 2/5/2009	1,800,000
1,600,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	1,600,000
		TOTAL	179,121,878
		Iowa--0.3%
5,300,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.980%, 2/5/2009	5,300,000
6,000,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.980%, 2/5/2009	6,000,000
2,640,000		Scott County, IA, IDA (Series 2005A), Weekly VRDNs (Ford Manufacturing Co.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	2,640,000
		TOTAL	13,940,000
		Kansas--1.0%
7,821,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	7,821,000
6,000,000		Dodge City, KS, IDA (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	6,000,000
9,285,000		Kansas State Development Finance Authority (Series 2004B), Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.660%, 2/5/2009	9,285,000
10,000,000		Lenexa, KS, MFH (Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America, N.A. LOC), 0.660%, 2/5/2009	10,000,000
10,000,000		Olathe, KS, 2.50% BANs, 12/1/2009	10,000,000
		TOTAL	43,106,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kentucky--0.9%
$8,500,000		Boyd County, KY, (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	$8,500,000
1,480,000		Breckinridge County, KY (Series A), Daily VRDNs (KY Assoc of County Leasing Trust)/(U.S. Bank, N.A. LOC), 0.600%, 2/2/2009	1,480,000
2,245,000		Henderson, KY, IDRB (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.630%, 2/5/2009	2,245,000
5,500,000		Hopkinsville, KY, (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.050%, 2/5/2009	5,500,000
390,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.650%, 2/5/2009	390,000
3,000,000		Kentucky EDFA (Series 2001), Weekly VRDNs (Republic Services, Inc.)/(Bank of America, N.A. LOC), 0.650%, 2/5/2009	3,000,000
6,075,000		Kentucky EDFA (Series 2003), Weekly VRDNs (Republic Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	6,075,000
5,740,000		Maysville, KY, (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.050%, 2/5/2009	5,740,000
1,450,000		Paris, KY, Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.050%, 2/5/2009	1,450,000
8,000,000		Shelbyville, KY, (Series 2008A), Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 2/5/2009	8,000,000
		TOTAL	42,380,000
		Louisiana--3.8%
2,922,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	2,922,000
5,000,000		Lake Charles, LA, Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America, N.A. LOC), 0.860%, 2/5/2009	5,000,000
25,000,000		Lake Charles, LA, Harbor & Terminal District (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland NV, Utrecht INV), Mandatory Tender 3/15/2009	25,000,000
4,680,000		Louisiana HFA (Series 2007), Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.550%, 2/5/2009	4,680,000
35,000,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 0.850%, 2/2/2009	35,000,000
34,300,000		Louisiana Public Facilities Authority (Series 2007A), Daily VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/2/2009	34,300,000
40,000,000		Louisiana Public Facilities Authority (Series 2008B), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	40,000,000
25,000,000		Louisiana Public Facilities Authority (Series 2008C), Daily VRDNs (Air Products & Chemicals, Inc.), 0.780%, 2/2/2009	25,000,000
		TOTAL	171,902,000
		Maine--0.8%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/4/2009	3,100,000
15,000,000		Maine State Housing Authority (Series 2004 C-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.980%, 2/5/2009	15,000,000
19,000,000		Maine State Housing Authority (Series 2008 I), 2.00% TOBs, Mandatory Tender 12/16/2009	19,000,000
		TOTAL	37,100,000
		Maryland--0.2%
5,850,000		Maryland IDFA (Series 1999), 1.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	5,850,000
3,500,000		Maryland State IDFA (Series 2008), Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.720%, 2/6/2009	3,500,000
		TOTAL	9,350,000
		Massachusetts--1.5%
25,000,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 0.650%, 2/4/2009	25,000,000
10,000,000		Massachusetts Development Finance Agency (Series 2004), 1.10% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 4/6/2009	10,000,000
7,500,000		Massachusetts IFA (Series 1992B), 0.80% CP (New England Power Co.), Mandatory Tender 3/2/2009	7,500,000
4,550,000		Massachusetts IFA (Series 1996), Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank, N.A. LOC), 0.680%, 2/5/2009	4,550,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 0.800%, 2/5/2009	4,500,000
1,500,000		Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Daily VRDNs (Waste Management of MA, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/2/2009	1,500,000
10,000,000		Montachusett, MA, Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/12/2009	10,015,413
4,000,000		Southeastern Massachusetts Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 9/4/2009	4,006,899
		TOTAL	67,072,312
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--0.9%
$1,500,000		Grand Rapids, MI, IDR (Series 2007), Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	$1,500,000
1,500,000		Michigan Municipal Bond Authority (Series A1), 3.00% Bonds, 8/20/2009	1,511,080
5,000,000		Michigan State Building Authority (Series 5), 0.85% CP (Bank of New York and State Street Bank and Trust Co. LOCs), Mandatory Tender 2/12/2009	5,000,000
3,280,000		Michigan State Strategic Fund (Series 2007), Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	3,280,000
7,250,000		Michigan State, 3.00% RANs, 9/30/2009	7,294,688
23,000,000		Michigan Strategic Fund (Series 2007), Daily VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/2/2009	23,000,000
		TOTAL	41,585,768
		Minnesota--1.6%
1,180,000		Blue Earth, MN, (Series 2006), Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.730%, 2/5/2009	1,180,000
2,200,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	2,200,000
6,440,000	[3,4]	Dakota County & Washington County, MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank, N.A. LIQ), 0.700%, 2/4/2009	6,440,000
1,010,000		Little Canada, MN, Weekly VRDNs (Wellington III)/(U.S. Bank, N.A. LOC), 0.950%, 2/5/2009	1,010,000
450,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	450,000
5,375,000		Minnesota State HFA (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.640%, 2/5/2009	5,375,000
7,000,000	[3,4]	Minnesota State HFA (Series E-8), Weekly VRDNs (Wells Fargo Bank, N.A. INV)/(Royal Bank of Canada, Montreal LIQ), 0.630%, 2/5/2009	7,000,000
3,020,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Bank of America, N.A. LOC), 0.680%, 2/6/2009	3,020,000
13,000,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America, N.A. LOC), 0.630%, 2/6/2009	13,000,000
2,520,000		Roseville, MN, Health Care Facilities, Revenue Bonds Daily VRDNs (Presbyterian Homes Care)/(U.S. Bank, N.A. LOC), 0.550%, 2/2/2009	2,520,000
11,000,000		St. Anthony, MN, (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America, N.A. LOC), 0.630%, 2/6/2009	11,000,000
975,000		St. Paul, MN, Housing & Redevelopment Authority (Series 1997), Weekly VRDNs (Kendrick Apartments)/(U.S. Bank, N.A. LOC), 0.850%, 2/4/2009	975,000
4,820,000		St. Paul, MN, Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America, N.A. LOC), 0.630%, 2/6/2009	4,820,000
720,000		St. Paul, MN, Port Authority (Series 2002-11), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	720,000
3,925,000		Stillwater, MN, (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(Bank of America, N.A. LOC), 0.680%, 2/6/2009	3,925,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America, N.A. LOC), 0.680%, 2/6/2009	4,000,000
		TOTAL	69,885,000
		Mississippi--2.2%
14,005,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	14,005,000
10,000,000		Mississippi Business Finance Corp., Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/5/2009	10,000,000
1,650,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 1.050%, 2/5/2009	1,650,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	2,420,000
3,010,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	3,010,000
2,725,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	2,725,000
7,000,000		Mississippi Business Finance Corp., (Series 2007), Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	7,000,000
12,870,000		Mississippi Business Finance Corp., (Series 2008), Weekly VRDNs (Renaissance at Colony Park, LLC)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	12,870,000
9,800,000		Mississippi Home Corp., (Series 1999C), Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	9,800,000
7,300,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.550%, 2/5/2009	7,300,000
8,600,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	8,600,000
9,790,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	9,790,000
7,850,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 0.700%, 2/4/2009	7,850,000
		TOTAL	97,020,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--2.0%
$10,000,000		Buchanan County, MO Solid Waste Disposal Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.930%, 2/5/2009	$10,000,000
4,000,000		Missouri Development Finance Board (Series 2007), Weekly VRDNs (Kopytek Printing)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.510%, 2/5/2009	4,000,000
2,440,000		Missouri Development Finance Board, Infrastructure Facilities Daily VRDNs (St. Louis Convention Center)/(U.S. Bank, N.A. LOC), 0.730%, 2/2/2009	2,440,000
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000), Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/5/2009	2,000,000
935,000		Missouri State HEFA (Series 1999A), Weekly VRDNs (Drury College)/(Bank of America, N.A. LOC), 0.730%, 2/2/2009	935,000
3,000,000		Missouri State HEFA (Series 2006), Daily VRDNs (Bethesda Healthcare, Inc.)/(U.S. Bank, N.A. LOC), 0.550%, 2/2/2009	3,000,000
1,445,000		Missouri State HEFA (Series 2003), Daily VRDNs (Drury University)/(Bank of America, N.A. LOC), 0.730%, 2/2/2009	1,445,000
32,573,500		Missouri State Housing Development Commission, 0.39% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 8/1/2009	32,573,500
4,310,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 0.780%, 2/5/2009	4,310,000
26,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.930%, 2/5/2009	26,000,000
710,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.910%, 2/5/2009	710,000
3,480,000		St. Louis, MO, IDA (Series 2005A), Weekly VRDNs (C.R. Metal Products)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.510%, 2/5/2009	3,480,000
		TOTAL	90,893,500
		Montana--1.0%
35,200,000		Montana State Board of Investments (Series 1989), 2.30% TOBs (Colstrip Energy LP)/(Union Bank of California, N.A. LOC), Optional Tender 5/29/2009	35,200,000
6,155,000	[3,4]	Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.640%, 2/5/2009	6,155,000
1,625,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America, N.A. LIQ), 0.730%, 2/5/2009	1,625,000
		TOTAL	42,980,000
		Multi-State--9.3%
34,651,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-14), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	34,651,000
84,826,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-15), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	84,826,000
21,661,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	21,661,000
25,935,306	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-51), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	25,935,306
48,403,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	48,403,000
14,406,000		FHLMC (Series M017-A), Weekly VRDNs (MFH Revenue Bonds Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.630%, 2/5/2009	14,406,000
27,854,000	[3,4]	FHLMC (Series M020-A), Weekly VRDNs (MFH Revenue Bonds Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.680%, 2/5/2009	27,854,000
76,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.780%, 2/5/2009	76,300,000
85,300,000	[3,4]	Nuveen INS Premium Income Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.780%, 2/5/2009	85,300,000
		TOTAL	419,336,306
		Nebraska--0.5%
2,400,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	2,400,000
600,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	600,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority (Series 2006A), Weekly VRDNs (Amberwood, LLC)/(Wachovia Bank, N.A. LIQ)/(Wachovia Bank, N.A. LOC), 0.960%, 2/5/2009	10,720,000
5,700,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 1.200%, 2/4/2009	5,700,000
		TOTAL	21,420,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nevada--3.6%
$66,000,000		Clark County, NV, Airport System (Series 2008F), 3.00% BANs, 7/1/2009	$66,280,411
50,000,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2008A-2), Weekly VRDNs (FSA INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 1.400%, 2/4/2009	50,000,000
7,140,000		Clark County, NV, (Series 1997A), 1.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	7,140,000
7,535,000		Clark County, NV, (Series 1998), 1.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	7,535,000
6,000,000		Clark County, NV, (Series 2008A: Airport Bonds), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.700%, 2/4/2009	6,000,000
10,000,000		Director of the State of Nevada Department of Business and Industry (Series 2007), Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.650%, 2/5/2009	10,000,000
16,500,000		Nevada Housing Division (Series 2004), Weekly VRDNs (Sundance Village Apartments)/(Citibank, N.A., New York LOC), 0.650%, 2/5/2009	16,500,000
		TOTAL	163,455,411
		New Hampshire--0.7%
935,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 1.650%, 2/4/2009	935,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.10% CP (New England Power Co.), Mandatory Tender 4/7/2009	30,000,000
		TOTAL	30,935,000
		New Jersey--0.6%
6,200,000		Cliffside Park, NJ, 3.25% BANs, 11/18/2009	6,236,009
7,245,000		New Jersey EDA (Series 2001), Weekly VRDNs (Stamato Realty LLC)/(Comerica Bank LOC), 1.100%, 2/5/2009	7,245,000
15,000,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	15,049,098
		TOTAL	28,530,107
		New Mexico--0.7%
1,040,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	1,040,000
3,930,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	3,930,000
3,200,000		Bernalillo County, NM, MFH (Series 2008), Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.680%, 2/5/2009	3,200,000
10,000,000		Farmington, NM, PCRBs (1994 Series C), Daily VRDNs (Arizona Public Service Co.)/(UBS AG LOC), 0.550%, 2/2/2009	10,000,000
2,150,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America, N.A. LOC), 0.760%, 2/4/2009	2,150,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3), Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.600%, 2/4/2009	10,000,000
2,025,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 2.15% TOBs (GNMA COL)/(Wachovia Bank, N.A. LIQ), Optional Tender 2/18/2009	2,025,000
		TOTAL	32,345,000
		New York--4.6%
7,500,000		Binghamton, NY, City School District, 2.75% BANs, 9/18/2009	7,520,657
5,590,000		Hempstead (town), NY, IDA MFH (Series 2006), Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/5/2009	5,590,000
10,000,000		New Rochelle, NY, IDA (Series 2006: West End Phase I Facility), Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank, N.A., New York LOC), 0.780%, 2/5/2009	10,000,000
19,990,000		New York City, NY (Fiscal 2002 Series A-7), Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.700%, 2/2/2009	19,990,000
6,400,000		New York City, NY (Fiscal 2008 Subseries L-6), Daily VRDNs (Wachovia Bank, N.A. LIQ), 0.570%, 2/2/2009	6,400,000
29,000,000		New York State HFA (Series 2000A), Weekly VRDNs (1501 Associates LP)/(FNMA LOC), 0.600%, 2/4/2009	29,000,000
45,400,000		New York State HFA (Series 2004A: Archstone Westbury Housing), Weekly VRDNs (ASN Roosevelt Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/4/2009	45,400,000
6,000,000		New York State HFA (Series 2006A: Avalon Bowery Place II), Weekly VRDNs (CVP III LLC)/(Bank of America, N.A. LOC), 0.600%, 2/4/2009	6,000,000
19,500,000	[3,4]	Nuveen INS New York Dividend Advantage Municipal Fund (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.730%, 2/5/2009	19,500,000
40,000,000		Syracuse, NY (Series 2008), 2.75% RANs, 6/30/2009	40,112,713
4,420,000		Westchester County, NY, IDA, Commercial Facility Revenue Bonds (Series 2000), Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/4/2009	4,420,000
5,400,000		Yonkers, NY, 5.00% BANs, 8/14/2009	5,420,912
6,000,000		Yonkers, NY, 5.00% RANs, 6/30/2009	6,017,963
		TOTAL	205,372,245
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--4.1%
$43,700,000		Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank, N.A. LIQ), 0.500%, 2/5/2009	$43,700,000
7,000,000		Charlotte, NC, (Series 2005), 1.90% CP (KBC Bank, NV LIQ), Mandatory Tender 2/12/2009	7,000,000
9,400,000		Davie County, NC, Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Amarr Co.)/(Wachovia Bank, N.A. LOC), 0.650%, 2/5/2009	9,400,000
13,000,000		Hertford County, NC, Industrial Facilities & PCFA (Series 2000B), Weekly VRDNs (Nucor Corp.), 0.650%, 2/4/2009	13,000,000
700,000		Montgomery County, NC, Industrial Facilities and PCFA (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.570%, 2/2/2009	700,000
400,000		New Hanover County, NC, (Series 2008B), Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.400%, 2/4/2009	400,000
12,700,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.570%, 2/2/2009	12,700,000
61,500,000		North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2006B), Weekly VRDNs (Duke Energy Corp.)/ (Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	61,500,000
9,755,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), 2.35% TOBs (Wachovia Bank, N.A. LIQ), Optional Tender 2/25/2009	9,755,000
5,200,000		North Carolina Medical Care Commission (Series 2008B-2), Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.420%, 2/4/2009	5,200,000
16,700,000		Raleigh & Durham, NC, Airport Authority (Series 2008C), Weekly VRDNs (SunTrust Bank LOC), 0.790%, 2/5/2009	16,700,000
1,425,000		Raleigh, NC (Series 2005B-2), Weekly VRDNs (RBC Bank (USA) LOC), 0.450%, 2/4/2009	1,425,000
1,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	1,012,413
		TOTAL	182,492,413
		North Dakota--0.3%
520,000		Hebron, ND, IDA (Series 1998), Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.750%, 2/5/2009	520,000
11,745,000		Richland County, ND, Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 0.930%, 2/5/2009	11,745,000
		TOTAL	12,265,000
		Ohio--1.4%
8,000,000		Athens County, OH, Port Authority (Series 2000), Weekly VRDNs (Housing for Ohio, Inc.)/(Wachovia Bank, N.A. LOC), 0.520%, 2/5/2009	8,000,000
13,860,000		Cleveland, OH, Airport System (Series A), Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.550%, 2/5/2009	13,860,000
165,000		Coshocton, OH, Revenue Bonds Weekly VRDNs (Echoing Hills Village, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.600%, 2/5/2009	165,000
16,390,000		Hancock County, OH (Series 2004), Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 2.750%, 2/5/2009	16,390,000
1,265,000		Montgomery County, OH, (Series 2000), Weekly VRDNs (Community Blood Center Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 2/5/2009	1,265,000
21,870,000	[3,4]	Ohio HFA, MERLOTS (Series 2008-C45), 2.15% TOBs (GNMA COL)/(Wachovia Bank, N.A. LIQ), Optional Tender 5/27/2009	21,870,000
		TOTAL	61,550,000
		Oklahoma--0.7%
5,200,000		Blaine County, OK, IDA (Series 2000), Weekly VRDNs (Seaboard Farms)/(SunTrust Bank LOC), 0.790%, 2/4/2009	5,200,000
6,000,000		Broken Arrow, OK, EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	6,000,000
14,338,149	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	14,338,149
2,500,000		Oklahoma Development Finance Authority (Series 2002B), Weekly VRDNs (ConocoPhillips), 0.450%, 2/4/2009	2,500,000
1,895,000		Oklahoma State Industrial Authority (Series 2001), Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 1.000%, 2/5/2009	1,895,000
		TOTAL	29,933,149
		Oregon--2.0%
500,000		Oregon State (Series 175), Weekly VRDNs (LD McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.850%, 2/5/2009	500,000
30,000,000		Oregon State (Series 2008A), 3.00% TANs, 6/30/2009	30,156,450
1,900,000		Oregon State, Veterans' Welfare Bonds (Series 89B), Daily VRDNs (Dexia Credit Local LIQ), 0.650%, 2/2/2009	1,900,000
2,000,000		Port Portland, OR, Special Obligation (Series 2006), Weekly VRDNs (Portland Bulk Terminal)/(Canadian Imperial Bank of Commerce LOC), 0.700%, 2/5/2009	2,000,000
10,000,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	10,000,000
35,000,000		Port of Portland, OR, Airport (Subseries 18B), Weekly VRDNs (Portland International Airport)/(Lloyds TSB Bank PLC, London LOC), 0.500%, 2/4/2009	35,000,000
		TOTAL	89,556,450
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--1.5%
$1,140,000		Allegheny County, PA, IDA Revenue Bonds (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.500%, 2/5/2009	$1,140,000
28,045,000		Lehigh County, PA, General Purpose Authority (Series B of 2007), Weekly VRDNs (Good Shepherd Group)/(Assured Guaranty Corp. INS)/ (Wachovia Bank, N.A. LIQ), 0.500%, 2/4/2009	28,045,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 0.735%, 2/4/2009	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 0.700%, 2/4/2009	2,500,000
5,000,000		Pennsylvania State Higher Education Facilities Authority (Series 2007 P1), 2.15% TOBs (Gwynedd-Mercy College)/(Commerce Bank, N.A., Cherry Hill, NJ LOC), Mandatory Tender 5/1/2009	5,000,000
15,000,000		Philadelphia, PA, Airport System (Series 2005C), Weekly VRDNs (TD Banknorth, N.A. LOC), 0.500%, 2/4/2009	15,000,000
1,850,000		Philadelphia, PA, Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 0.500%, 2/2/2009	1,850,000
1,150,000		Union County, PA, Hospital Authority (Series 2001), Weekly VRDNs (Evangelical Community Hospital)/(Bank of America, N.A. LOC), 0.500%, 2/5/2009	1,150,000
1,335,000		Westmoreland County, PA, IDA (Series 2005A), Weekly VRDNs (Greensburg Thermal LLC)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	1,335,000
		TOTAL	66,020,000
		Rhode Island--0.4%
3,220,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 1.280%, 2/5/2009	3,220,000
7,000,000		Rhode Island State Student Loan Authority (Series 2008B-3), Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.650%, 2/4/2009	7,000,000
8,150,000		Warwick, RI, Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America, N.A. LOC), 0.500%, 2/2/2009	8,150,000
		TOTAL	18,370,000
		South Carolina--2.7%
24,000,000		Berkeley County, SC, IDB Weekly VRDNs (Nucor Corp.), 1.200%, 2/4/2009	24,000,000
10,000,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 0.550%, 2/4/2009	10,000,000
5,600,000		Berkeley County, SC, IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 1.200%, 2/4/2009	5,600,000
25,000,000		Berkeley County, SC, IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 0.550%, 2/4/2009	25,000,000
3,700,000		South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 0.740%, 2/4/2009	3,700,000
2,100,000		South Carolina Jobs-EDA (Series 1997A), Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank, N.A. LOC), 1.530%, 2/5/2009	2,100,000
3,000,000		South Carolina Jobs-EDA (Series 1997B), Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank, N.A. LOC), 1.530%, 2/5/2009	3,000,000
6,225,000		South Carolina Jobs-EDA (Series 1997C), Weekly VRDNs (Mohawk Industries, Inc.)/(Wachovia Bank, N.A. LOC), 1.530%, 2/5/2009	6,225,000
12,000,000		South Carolina Jobs-EDA (Series 2006), Weekly VRDNs (Carolina Community Care, Inc.)/(National Bank of South Carolina LOC), 1.430%, 2/5/2009	12,000,000
15,000,000		South Carolina Jobs-EDA (Series 2008), Weekly VRDNs (Waste Management of South Carolina, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/5/2009	15,000,000
12,745,000		South Carolina State Housing Finance & Development Authority (Series 2006), Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank, N.A. LOC), 0.630%, 2/5/2009	12,745,000
		TOTAL	119,370,000
		South Dakota--0.3%
9,850,000		Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 0.980%, 2/5/2009	9,850,000
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.700%, 2/5/2009	4,000,000
		TOTAL	13,850,000
		Tennessee--1.6%
2,000,000		Clarksville, TN, Public Building Authority Daily VRDNs (Tennessee Municipal Bond Fund)/(Bank of America, N.A. LOC), 0.400%, 2/2/2009	2,000,000
1,710,000		Clarksville, TN, Public Building Authority, Revenue Bonds Daily VRDNs (Tennessee Municipal Bond Fund)/(Bank of America, N.A. LOC), 0.400%, 2/2/2009	1,710,000
5,000,000		Covington, TN, IDB (Series 1992), Weekly VRDNs (Charms Co.), 0.650%, 2/4/2009	5,000,000
1,000,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 1.280%, 2/5/2009	1,000,000
1,005,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	1,005,000
8,000,000		Jackson, TN, IDB (Series 2001), Weekly VRDNs (General Cable Corp.)/(PNC Bank, N.A. LOC), 0.720%, 2/5/2009	8,000,000
20,770,000		Johnson City, TN, Health & Education Facilities Board (Series 2008A), Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 0.750%, 2/4/2009	20,770,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Tennessee--continued
$10,000,000		Lewisburg, TN, IDB (Series 2003), Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.670%, 2/5/2009	$10,000,000
990,000		Loudon, TN, IDB (Series 2002), Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	990,000
12,300,000		Metropolitan Nashville Tennessee Airport Authority (Series 2008B), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.800%, 2/5/2009	12,300,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.890%, 2/4/2009	845,000
7,445,000		Wilson County, TN, Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 1.050%, 2/5/2009	7,445,000
		TOTAL	71,065,000
		Texas--9.2%
9,950,000		Brazos Harbor, TX, IDC Revenue Bonds (Series B), Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.650%, 2/4/2009	9,950,000
1,010,000		Brazos River Authority, TX, (Series 2001 D-2), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank, N.A., New York LOC), 0.950%, 2/2/2009	1,010,000
24,630,000		Brazos River Authority, TX, (Series 2002A), Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank, N.A., New York LOC), 0.950%, 2/2/2009	24,630,000
12,500,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 2/2/2009	12,500,000
25,000,000		Calhoun County, TX, Navigation District Environmental Facilities (Series 2001), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank, N.A. LOC), 0.630%, 2/5/2009	25,000,000
13,775,000		Calhoun County, TX, Navigation District Environmental Facilities (Series 2004), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank, N.A. LOC), 0.630%, 2/5/2009	13,775,000
10,000,000		Calhoun, TX, Port Authority (Series 2008), Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	10,000,000
4,720,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank, N.A. LOC), 0.900%, 2/4/2009	4,720,000
4,000,000		Colorado River, TX, Municipal Water Distribution (Series 2001), Weekly VRDNs (Republic Services, Inc.)/(Bank of America, N.A. LOC), 0.730%, 2/5/2009	4,000,000
2,100,000		Dalhart, TX, Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	2,100,000
2,950,000		Dalhart, TX, Economic Development Corp., (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	2,950,000
10,405,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080), 2.00% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/4/2009	10,405,000
70,000		Gulf Coast, TX, Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.550%, 2/2/2009	70,000
7,800,000		Gulf Coast, TX, Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	7,800,000
12,500,000		Gulf Coast, TX, Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	12,500,000
7,000,000		Harris County, TX, Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	7,000,000
11,400,000		Harrison County, TX, Health Facilities Development Corp., (Series 2006), Weekly VRDNs (Marshall Regional Medical Center)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	11,400,000
50,000,000		Houston, TX, Airport System (Series 2005A), Weekly VRDNs (FSA INS)/(Bank of America, N.A. LIQ), 1.650%, 2/4/2009	50,000,000
4,200,000		Mission, TX, Economic Development Corp., (Series 2008A), Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America, N.A. LOC), 0.700%, 2/5/2009	4,200,000
5,000,000		Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	5,000,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	15,000,000
13,200,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2008B), Daily VRDNs (Motiva Enterprises LLC), 0.800%, 2/2/2009	13,200,000
1,755,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	1,755,000
13,000,000		Southeast Texas Housing Finance Corp., Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.660%, 2/5/2009	13,000,000
1,500,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., (Series 2008C-3), Weekly VRDNs (Christus Health System)/(Bank of America, N.A. LOC), 0.450%, 2/4/2009	1,500,000
9,970,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594), Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL)/(FHLMC LIQ), 0.760%, 2/5/2009	9,970,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$125,000,000		Texas State (Series 2008), 3.00% TRANs, 8/28/2009	$125,967,342
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (SGA 146), Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 1.000%, 2/4/2009	10,000,000
1,800,000		Waco, TX, IDC, (Series 1999), Weekly VRDNs (Patriot Homes of Texas, LP)/(Wells Fargo Bank, N.A. LOC), 0.660%, 2/4/2009	1,800,000
		TOTAL	411,202,342
		Utah--0.1%
1,490,000		Salt Lake County, UT, Training Facilities (Series 2000), Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.570%, 2/5/2009	1,490,000
1,100,000		Utah State Housing Corp., (Series 2007), Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.680%, 2/5/2009	1,100,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 0.750%, 2/5/2009	4,000,000
300,000		West Valley City, UT (Series 1987), Daily VRDNs (Johnson Matthey, Inc.)/(HSBC Bank USA LOC), 0.700%, 2/2/2009	300,000
		TOTAL	6,890,000
		Vermont--1.3%
7,815,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A), Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 0.670%, 2/2/2009	7,815,000
40,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), 2.15% TOBs (FSA INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 2/18/2009	40,000
51,050,000		Vermont State Student Assistance Corp., (Series 2008A-1), Weekly VRDNs (Key Bank, N.A. LOC), 1.050%, 2/5/2009	51,050,000
		TOTAL	58,905,000
		Virginia--2.1%
1,000,000		Brunswick County, VA, IDA (Series 1996), Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America, N.A. LOC), 2.500%, 2/5/2009	1,000,000
35,300,000		Halifax, VA, IDA, MMMs, PCR (Series 1992), 1.75% CP (Virginia Electric & Power Co.), Mandatory Tender 2/12/2009	35,300,000
13,500,000		Metropolitan Washington, DC, Airports Authority (Series 2005A), 0.65% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 9/24/2009	13,500,000
5,000,000	[3,4]	Metropolitan Washington, DC, Airports Authority, BB&T Floater Certificates (Series 2040), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.460%, 2/5/2009	5,000,000
5,205,000	[3,4]	Metropolitan Washington, DC, Airports Authority, BB&T Floater Certificates (Series 2054), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.440%, 2/5/2009	5,205,000
16,500,000		Roanoke, VA, IDA (Series 2005A-1), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 0.620%, 2/2/2009	16,500,000
2,000,000		Roanoke, VA, IDA (Series 2005B-2), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.680%, 2/2/2009	2,000,000
16,575,000		Smyth County, VA, IDA (Series 2007C) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 0.750%, 2/4/2009	16,575,000
1,145,000		Suffolk, VA, Redevelopment & Housing Authority (Series 1998), Weekly VRDNs (North Beach Apartments, Inc.)/(Wachovia Bank, N.A. LOC), 0.570%, 2/5/2009	1,145,000
		TOTAL	96,225,000
		Washington--2.3%
12,450,000	[3,4]	Grant County, WA, Public Utilities District NO. 2: Wanapum Hydroelectric Development, Solar Eclipse (Series 2007-0096), Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.700%, 2/2/2009	12,450,000
2,500,000		Kitsap County, WA, IDC (Series 2006), Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	2,500,000
9,000,000		Pierce County, WA, Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America, N.A. LOC), 1.000%, 2/5/2009	9,000,000
2,210,000		Pierce County, WA, Economic Development Corp., (Series 2006: Quality Stamping Project), Weekly VRDNs (Sumner Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	2,210,000
3,440,000		Port of Pasco, WA, Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.700%, 2/5/2009	3,440,000
7,485,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.130%, 2/5/2009	7,485,000
100,000		Seattle, WA, Housing Authority (Series 2003: Rainier Vista Project, Phase I), Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 0.600%, 2/5/2009	100,000
1,500,000		Seattle, WA, Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$3,355,000		Washington State EDFA (Series 2000C), Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.700%, 2/5/2009	$3,355,000
5,310,000		Washington State EDFA (Series 2000I), Weekly VRDNs (Waste Management, Inc.)/(Bank of America, N.A. LOC), 0.480%, 2/4/2009	5,310,000
7,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank, N.A. LOC), 0.930%, 2/5/2009	7,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank, N.A. LOC), 0.930%, 2/5/2009	1,000,000
1,715,000		Washington State EDFA (Series 2002B), Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.670%, 2/5/2009	1,715,000
4,535,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.850%, 2/4/2009	4,535,000
4,720,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America, N.A. LOC), 0.830%, 2/4/2009	4,720,000
5,730,000		Washington State EDFA (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 0.850%, 2/4/2009	5,730,000
10,000,000		Washington State EDFA (Series 2007A), Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 1.280%, 2/5/2009	10,000,000
4,500,000		Washington State EDFA (Series 2007J), Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.880%, 2/5/2009	4,500,000
3,210,000		Washington State EDFA (Series C), Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.600%, 2/5/2009	3,210,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.750%, 2/5/2009	5,350,000
3,560,000		Washington State Housing Finance Commission (Series 2007), Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.680%, 2/5/2009	3,560,000
4,900,000		Washington State Housing Finance Commission (Series A), Weekly VRDNs (Eastside Catholic School)/(Key Bank, N.A. LOC), 1.030%, 2/5/2009	4,900,000
		TOTAL	103,945,000
		West Virginia--0.3%
9,000,000		Grant County, WV, County Commission, PCRBs (Series 1994), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 4/7/2009	9,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.820%, 2/5/2009	3,760,000
		TOTAL	12,760,000
		Wisconsin--2.1%
5,035,000		Ashwaubenon, WI, IDA (Series 2008), Weekly VRDNs (Valley Packaging Supply Co.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.680%, 2/5/2009	5,035,000
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America, N.A. LOC), 0.780%, 2/5/2009	9,500,000
340,000		Chippewa Valley, WI, Technical College District, UT GO Bonds (Series 2008A), 3.00% Bonds, 4/1/2009	340,404
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America, N.A. LOC), 0.780%, 2/5/2009	4,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.800%, 2/4/2009	800,000
1,090,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.680%, 2/5/2009	1,090,000
1,325,000		Kiel, WI, IDA (Series 2007), Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 1.110%, 2/5/2009	1,325,000
5,500,000		Lancaster, WI, IDRB (Series 2007), Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 1.000%, 2/5/2009	5,500,000
1,580,000		Manitowoc, WI, (Series 2006) Weekly VRDNs (Cher-Make Sausage Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.110%, 2/5/2009	1,580,000
1,280,000		Middleton-Cross Plains, WI, Area School District, UT GO Bonds, 3.00% Bonds, 4/1/2009	1,282,033
2,300,000		Milwaukee, WI (Series 1997), 1.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	2,300,000
810,000		Onalaska, WI, UT GO Refunding Bonds, 3.00% Bonds, 10/1/2009	815,553
15,000,000		University of Wisconsin Hospital and Clinics Authority (Series 2002A), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.250%, 2/4/2009	15,000,000
8,000,000		Verona, WI, IDA Weekly VRDNs (Coating Place, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.680%, 2/5/2009	8,000,000
1,700,000		West Bend, WI, IDA (Series 2006), Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 1.110%, 2/5/2009	1,700,000
1,800,000		Whitehall, WI, IDRB (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	1,800,000
15,000,000	[3,4]	Wisconsin HEFA, P-Floats (MT-630), Weekly VRDNs (Aurora Health Care, Inc.)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.490%, 2/5/2009	15,000,000
13,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.650%, 2/4/2009	13,000,000
4,900,000		Wisconsin State HEFA (Series 2008), Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.170%, 2/5/2009	4,900,000
		TOTAL	92,967,990
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wyoming--1.1%
$19,200,000		Sweetwater County, WY, Environmental Improvement (Series 1995), Daily VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.850%, 2/2/2009	$19,200,000
29,000,000		Wyoming Student Loan Corp., Student Loan Refunding Revenue Bonds (Series 2008A-1), Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.600%, 2/5/2009	29,000,000
		TOTAL	48,200,000
		TOTAL MUNICIPAL INVESTMENTS--100.2% (AT AMORTIZED COST) [5]	4,488,129,549
		OTHER ASSETS AND LIABILITIES - NET--(0.2)% [6]	(7,242,776)
		TOTAL NET ASSETS--100%	$4,480,886,773
Securities that are subject to the federal alternative minimum tax (AMT) represent 76.1% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2009, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
95.8%	4.2%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $737,686,455, which represented 16.5% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2009, these liquid restricted securities amounted to $737,686,455, which represented 16.5% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	4,488,129,549
Level 3--Significant Unobservable Inputs	--
TOTAL	$4,488,129,549

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IDFA	--Industrial Development Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
LYONs	--Liquid Yield Option Notes
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Tax Exempt Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	33.8%
Commercial Paper and Notes	31.2%
Variable Rate Demand Instruments	21.8%
Repurchase Agreements	12.6%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	27.3	% [4]
8-30 Days	17.7%
31-90 Days	34.2%
91-180 Days	16.8%
181 Days or more	3.4%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 20.4% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.7%
		Finance - Automotive--0.6%
$19,821,998	[1,2]	Bank of America Auto Trust 2008-1, Class A1, 2.953%, 9/21/2009	$19,821,998
35,000,000		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.977%, 2/16/2010	35,000,000
7,644,635	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.820%, 6/15/2009	7,644,636
7,260,370		Nissan Auto Receivables Owner Trust 2008-B, Class A1, 2.785%, 6/15/2009	7,260,370
6,543,274		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	6,543,274
		TOTAL	76,270,278
		Finance - Equipment--0.1%
12,407,879		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	12,407,879
		TOTAL ASSET-BACKED SECURITIES	88,678,157
		CERTIFICATES OF DEPOSIT--30.6%
		Finance - Banking--30.6%
140,000,000		BNP Paribas SA, 1.000%, 5/4/2009	140,000,000
317,300,000		Banco Santander, S.A., 2.900%, 5/15/2009 - 5/22/2009	317,300,000
103,800,000		Bank of Ireland PLC, 2.330%, 2/25/2009	103,800,688
139,000,000		Bank of Montreal, 3.600% - 3.650%, 6/15/2009 - 7/24/2009	139,000,000
150,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.300%, 4/7/2009	150,000,000
416,600,000		Barclays Bank PLC, 2.220% - 3.700%, 2/23/2009 - 6/18/2009	416,640,435
300,000,000		Calyon, Paris, 0.800% - 3.150%, 2/13/2009 - 4/23/2009	300,000,000
220,000,000		Canadian Imperial Bank of Commerce, 2.550% - 3.150%, 2/11/2009 - 6/4/2009	220,000,000
80,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	80,000,000
400,000,000		Credit Suisse, Zurich, 1.250% - 2.750%, 5/18/2009 - 7/21/2009	400,000,000
218,000,000		Fifth Third Bank, Cincinnati, 3.200% - 3.250%, 2/4/2009 - 3/4/2009	218,000,847
500,000,000		Lloyds TSB Bank PLC, London, 1.500% - 2.050%, 3/9/2009 - 7/8/2009	500,008,650
175,000,000		Mizuho Corporate Bank Ltd., 2.250% - 2.300%, 2/13/2009 - 3/9/2009	175,000,000
100,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.140%, 3/12/2009	100,000,000
78,000,000		SunTrust Bank, 3.170%, 2/24/2009	78,000,000
150,000,000		Svenska Handelsbanken, Stockholm, 2.110%, 3/10/2009	150,001,534
300,000,000		Toronto Dominion Bank, 1.900% - 2.530%, 5/26/2009 - 9/30/2009	300,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,787,752,154
		COLLATERALIZED LOAN AGREEMENTS--4.4%
		Finance - Banking--4.4%
65,000,000		BNP Paribas Securities Corp., 1.000%, 2/2/2009	65,000,000
150,000,000		Citigroup Global Markets, Inc., 0.462%, 2/2/2009	150,000,000
100,000,000		RBC Capital Markets Corp., 0.900%, 2/2/2009	100,000,000
225,000,000		Wachovia Securities, Inc., 1.000%, 2/2/2009	225,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	540,000,000
Principal Amount			Value
		COMMERCIAL PAPER--24.8% [3]
		Finance - Automotive--1.8%
$118,500,000		DRAC LLC, A1+/P1 Series, 3.400%, 2/17/2009	$118,320,933
100,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 2.500%, 4/6/2009	99,555,556
		TOTAL	217,876,489
		Finance - Banking--10.1%
135,000,000	[1,2]	Bank of Ireland PLC, 3.110%, 2/23/2009	134,743,425
60,000,000	[1,2]	Fountain Square Commercial Funding Corp., 2.950%, 2/17/2009	59,921,333
75,000,000	[1,2]	Grampian Funding LLC, 0.500%, 2/2/2009	74,998,958
50,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 3.120%, 3/5/2009	49,861,333
208,500,000		ING (U.S.) Funding LLC, 1.080%, 4/27/2009	207,968,325
125,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 2.500%, 3/2/2009	124,748,264
193,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.140%, 7/13/2009	192,009,910
150,000,000	[1,2]	Surrey Funding Corporation, 0.400%, 2/20/2009	149,968,333
69,141,000	[1,2]	Ticonderoga Funding LLC, (Bank of America, N.A. SWP), 0.700%, 5/6/2009	69,014,626
179,911,000	[1,2]	Variable Funding Capital Corp., 0.400% - 0.550%, 2/17/2009 - 3/3/2009	179,836,932
		TOTAL	1,243,071,439
		Finance - Commercial--4.8%
100,000,000		General Electric Capital Services, 1.700%, 2/23/2009	99,896,111
490,189,000	[1,2]	Tulip Funding Corp., 0.350% - 1.650%, 2/5/2009 - 2/13/2009	490,140,180
		TOTAL	590,036,291
		Finance - Retail--6.7%
100,000,000	[1,2]	Alpine Securitization Corp., 0.370%, 4/13/2009	99,927,028
204,112,000	[1,2]	Barton Capital LLC, 0.400% - 0.650%, 2/6/2009 - 4/2/2009	204,033,564
100,000,000	[1,2]	Salisbury Receivables Company LLC, 0.500% - 0.550%, 4/3/2009 - 4/20/2009	99,898,056
350,000,000	[1,2]	Sheffield Receivables Corp., 0.400% - 1.600%, 3/2/2009 - 4/9/2009	349,655,556
79,858,000	[1,2]	Yorktown Capital LLC, 0.400%, 4/14/2009	79,794,114
		TOTAL	833,308,318
		Insurance--1.4%
178,000,000		Aegon NV, 1.00%, 4/15/2009	177,639,056
		TOTAL COMMERCIAL PAPER	3,061,931,593
		CORPORATE BONDS--0.2%
		Retail--0.2%
22,000,000		Wal-Mart Stores, Inc., 5.748%, 6/1/2009	22,180,651
		CORPORATE NOTES--0.5%
		Finance - Banking--0.5%
60,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	61,612,188
		GOVERNMENT AGENCIES--0.4%
		Government Agency--0.4%
50,000,000		Federal Home Loan Bank System, 0.780%, 2/2/2009	50,000,000
		MUNICIPALS--0.2%
		Municipal--0.2%
27,000,000		Lucas County, OH, 3.550%, 8/27/2009	27,000,000
Principal Amount			Value
		NOTES - VARIABLE--21.8% [4]
		Electronics--1.0%
$125,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.389%, 2/26/2009	$125,000,000
		Finance - Banking--17.8%
3,490,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 2.450%, 2/5/2009	3,490,000
920,000		Alabama State IDA, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	920,000
2,000,000		Albuquerque, NM, Series 1997, El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 1.600%, 2/5/2009	2,000,000
7,065,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 3.250%, 2/5/2009	7,065,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 2.409%, 3/10/2009	85,000,000
200,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.601%, 3/5/2009	200,000,000
58,500,000		Bank of Ireland PLC, 0.386%, 2/12/2009	58,489,422
70,000,000	[1,2]	Bank of Montreal, 0.936%, 2/5/2009	70,000,000
519,070,000		Bank of Montreal, 1.754% - 2.623%, 2/17/2009 - 4/14/2009	519,053,973
350,000		Bessemer, AL, IDB, Series 2003, (Regions Bank, Alabama LOC), 2.610%, 2/5/2009	350,000
470,000		Biddle Road Corp., Series 2004, (Wachovia Bank, N.A. LOC), 2.090%, 2/5/2009	470,000
865,000		Bond Holdings LP, (Wachovia Bank, N.A. LOC), 1.500%, 2/6/2009	865,000
4,615,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 2.630%, 2/5/2009	4,615,000
5,200,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 3.130%, 2/5/2009	5,200,000
4,620,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 2.750%, 2/2/2009	4,620,000
150,000,000		Calyon, Paris, 2.414%, 3/11/2009	150,000,000
2,040,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,040,000
10,240,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wachovia Bank, N.A. LOC), 1.150%, 2/5/2009	10,240,000
12,768,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 1.350% - 3.050%, 2/5/2009	12,768,000
7,633,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	7,633,000
1,020,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	1,020,000
2,213,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	2,213,000
8,100,000		Charlotte Christian School, Series 1999, (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	8,100,000
2,300,000		Cleveland, TN, IDB, (Wachovia Bank, N.A. LOC), 1.500%, 2/4/2009	2,300,000
5,125,000		Coilplus-Alabama, Inc., (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	5,125,000
70,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 1.625%, 4/3/2009	70,000,000
150,000,000		Depfa Bank PLC, 2.246%, 3/16/2009	150,000,000
2,285,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 3.350%, 2/5/2009	2,285,000
1,005,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 0.850%, 2/4/2009	1,005,000
855,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.350%, 2/5/2009	855,000
2,470,000		Equity Development Corp., Series 2002, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,470,000
100,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	100,000
7,000		First Baptist Church of West Monroe, LA, Series 2003, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	7,000
10,180,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, Series 2004, (Wachovia Bank, N.A. LOC), 1.150%, 2/5/2009	10,180,000
5,200,000		Freeport, IL, (U.S. Bank, N.A. LOC), 1.170%, 2/5/2009	5,200,000
1,760,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 2.450%, 2/5/2009	1,760,000
3,000,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 1.100%, 2/4/2009	3,000,000
9,565,000		Guiding Light Church, Series 2005, (Wachovia Bank, N.A. LOC), 1.250%, 2/5/2009	9,565,000
22,715,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank, N.A. LOC), 1.500%, 2/5/2009	22,715,000
8,055,000		Hanna Steel Corp., (Wachovia Bank, N.A. LOC), 1.550%, 2/6/2009	8,055,000
204,000		Holston Medical Group PC, Series 2003, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	204,000
3,960,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	3,960,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$4,240,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	$4,240,000
3,085,000		IPC Industries, Inc., (Regions Bank, Alabama LOC), 1.750%, 2/5/2009	3,085,000
5,125,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.250%, 2/5/2009	5,125,000
495,000		Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	495,000
8,545,000		Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	8,545,000
830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 2.500%, 2/5/2009	830,000
6,400,000		LCT Holdings LLC, Series 2008, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	6,400,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS, (Series 2000 A)/(H&H Theatre)/(Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	5,000,000
6,810,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank, N.A. LOC), 1.560%, 2/3/2009	6,810,000
1,995,000		Mayer Properties LLP, (Wachovia Bank, N.A. LOC), 1.550%, 2/6/2009	1,995,000
1,610,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank, N.A. LOC), 1.500%, 2/6/2009	1,610,000
225,000		McElroy Metal Mill, Inc., Series 2003, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	225,000
7,300,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	7,300,000
595,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America, N.A. LOC), 2.750%, 2/5/2009	595,000
2,400,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 0.850%, 2/4/2009	2,400,000
760,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 1.750%, 2/5/2009	760,000
10,000,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (JPMorgan Chase & Co. LOC), 1.000%, 2/5/2009	10,000,000
115,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	115,000
2,725,000		Montgomery, AL, IDB, (Wachovia Bank, N.A. LOC), 1.000%, 2/5/2009	2,725,000
65,000,000		Morgan Stanley, 0.586%, 2/3/2009	65,000,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.423%, 3/6/2009	100,000,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank, N.A. LOC), 1.550%, 2/4/2009	2,565,000
6,490,000		Newport, KY, Industrial Building Revenue Bonds, Series 2008A-4, (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	6,490,000
290,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Mellon Corp. LOC), 1.700%, 2/3/2009	290,000
9,200,000		Ohio Venture Capital Fund LLC, (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	9,200,000
9,960,000		Ohio Venture Capital Fund LLC, Series B-2, (Fifth Third Bank, Cincinnati LOC), 3.000%, 2/5/2009	9,960,000
865,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 2.450%, 2/5/2009	865,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, Series 1998-B1, (Wachovia Bank, N.A. LOC), 0.800%, 2/4/2009	21,220,000
3,075,000		Redcay Funding LLC, Series 2007, (PNC Bank, N.A. LOC), 3.250%, 2/5/2009	3,075,000
4,577,750		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	4,577,750
50,000,000		Royal Bank of Canada, Montreal, 1.735%, 4/1/2009	50,000,000
115,000,000		Royal Bank of Scotland PLC, Edinburgh, 0.740% - 0.745%, 2/2/2009	115,000,000
1,690,000		Seeber USA LLP, Series 2000, (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	1,690,000
2,640,000		Southeast Christian Church of Jefferson County, KY, Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 0.660%, 2/5/2009	2,640,000
5,855,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 3.130%, 2/5/2009	5,855,000
160,000,000		Svenska Handelsbanken, Stockholm, 1.635% - 2.568%, 2/20/2009 - 4/6/2009	160,000,000
105,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 1.509%, 4/27/2009	104,996,195
35,000		TTL Realty LLC, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	35,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, 2005-2, Series 2009-1, (Wells Fargo & Co. LOC), 0.603%, 2/23/2009	10,000,000
2,170,000		University Church of Christ, (Wachovia Bank, N.A. LOC), 1.500%, 2/6/2009	2,170,000
530,000		Vista Grande Villa, (Bank of America, N.A. LOC), 1.000%, 2/5/2009	530,000
20,000		White's Ferry Road Church of Christ, Inc., (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	20,000
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.250%, 2/5/2009	2,485,000
		TOTAL	2,201,857,340
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Commercial--0.6%
$2,750,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 4.250%, 2/5/2009	$2,750,000
59,500,000		General Electric Capital Corp., 0.446%, 2/9/2009	59,500,000
7,605,000	[1,2]	M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 4.250%, 2/5/2009	7,605,000
		TOTAL	69,855,000
		Insurance--2.1%
25,000,000		Hartford Life Insurance Co., 2.503% - 3.493%, 2/2/2009 - 3/1/2009	25,000,000
45,000,000		ING USA Annuity and Life Insurance Co., 2.739%, 3/10/2009	45,000,000
45,000,000		MetLife Insurance Co. of Connecticut, 1.788% - 2.556%, 2/19/2009 - 3/30/2009	45,000,000
45,000,000		Metropolitan Life Insurance Co., 1.865% - 3.573%, 2/2/2009 - 4/1/2009	45,000,000
35,000,000		Monumental Life Insurance Co., 0.918% - 2.623%, 2/2/2009 - 3/1/2009	35,000,000
32,000,000	[1,2]	Pacific Life Global Funding, 0.506% - 2.638%, 2/5/2009 - 2/9/2009	32,000,009
25,000,000		Transamerica Occidental Life Insurance Co., 1.855%, 4/1/2009	25,000,000
		TOTAL	252,000,009
		Oil & Oil Finance--0.3%
40,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.284%, 3/11/2009	40,000,000
		TOTAL NOTES - VARIABLE	2,688,712,349
		TIME DEPOSIT--3.2%
		Finance - Banking--3.2%
400,000,000		BNP Paribas SA, 0.300%, 2/2/2009	400,000,000
		REPURCHASE AGREEMENTS--12.6%
600,000,000		Interest in $7,700,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	600,000,000
961,738,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	961,738,000
		TOTAL REPURCHASE AGREEMENTS	1,561,738,000
		TOTAL INVESTMENTS--99.4% (AT AMORTIZED COST) [5]	12,289,605,092
		OTHER ASSETS AND LIABILITIES - NET--0.6% [6]	78,313,829
		TOTAL NET ASSETS--100%	$12,367,918,921

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $2,768,748,207, which represented 22.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At January 31, 2009, these liquid restricted securities amounted to $2,768,748,207, which represented 22.4% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	12,289,605,092
Level 3--Significant Unobservable Inputs	--
TOTAL	$12,289,605,092

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	36.4%
Bank Instruments	35.7%
Variable Rate Demand Instruments	20.3%
Repurchase Agreements	6.5%
Other Assets and Liabilities--Net [2]	1.1%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	19.3	% [4]
8-30 Days	31.4%
31-90 Days	22.7%
91-180 Days	21.8%
181 Days or more	3.7%
Other Assets and Liabilities--Net [2]	1.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 8.9% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.8%
		Finance - Automotive--0.6%
$10,000,000		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.977%, 2/16/2010	$10,000,000
2,038,570	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.820%, 6/15/2009	2,038,570
2,505,337		Merrill Auto Trust Securitization 2008-1, Class A1, 2.916%, 8/17/2009	2,505,337
		TOTAL	14,543,907
		Finance - Equipment--0.2%
3,237,551	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	3,237,550
2,532,220		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	2,532,220
		TOTAL	5,769,770
		TOTAL ASSET-BACKED SECURITIES	20,313,677
		CERTIFICATES OF DEPOSIT--35.7%
		Finance - Banking--35.7%
25,000,000		Allied Irish Banks PLC, 2.500%, 2/24/2009	25,000,000
25,000,000		Banco Santander, S.A., 2.900%, 5/15/2009	25,000,000
65,000,000		Bank of Ireland PLC, 2.330% - 3.170%, 2/17/2009 - 2/25/2009	65,000,265
50,000,000		Bank of Montreal, 3.600%, 7/24/2009	50,000,000
95,000,000		Barclays Bank PLC, 2.350% - 3.060%, 2/10/2009 - 2/24/2009	95,003,518
88,000,000		Calyon, Paris, 0.800% - 3.150%, 2/9/2009 - 4/23/2009	88,000,000
25,000,000		Canadian Imperial Bank of Commerce, 3.140%, 2/11/2009	25,000,000
15,000,000		Credit Agricole, S.A., 3.350%, 9/14/2009	15,000,000
80,000,000		Credit Suisse, Zurich, 2.750%, 5/18/2009	80,000,000
55,000,000		Fifth Third Bank, Cincinnati, 3.200% - 3.250%, 2/4/2009 - 2/23/2009	55,000,000
100,000,000		Lloyds TSB Bank PLC, London, 1.680% - 1.700%, 7/7/2009 - 7/8/2009	100,004,325
100,000,000		Mizuho Corporate Bank Ltd., 2.300%, 2/13/2009	100,000,000
85,000,000		SunTrust Bank, 3.150% - 3.170%, 2/23/2009 - 2/24/2009	85,000,000
25,000,000		Svenska Handelsbanken, Stockholm, 2.110%, 3/10/2009	25,000,256
75,000,000		Toronto Dominion Bank, 1.170% - 2.500%, 6/2/2009 - 8/31/2009	75,000,000
		TOTAL CERTIFICATES OF DEPOSIT	908,008,364
		COLLATERALIZED LOAN AGREEMENTS--2.4%
		Finance - Banking--2.4%
60,000,000		Wachovia Securities, Inc., 1.000%, 2/2/2009	60,000,000
		COMMERCIAL PAPER--33.2% [3]
		Finance - Automotive--5.9%
100,000,000		DRAC LLC, A1+/P1 Series, 3.400%, 2/17/2009	99,848,889
50,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.320%, 2/9/2009 - 2/10/2009	49,960,806
		TOTAL	149,809,695
		Finance - Banking--14.1%
62,500,000		Australia & New Zealand Banking Group, Melbourne, 2.650%, 3/11/2009	62,325,174
30,000,000	[1,2]	Bank of Ireland PLC, 3.110%, 2/23/2009	29,942,983
50,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 3.100%, 3/2/2009	49,875,139
56,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 2.500%, 3/2/2009	55,887,222
90,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.650% - 1.140%, 4/20/2009 - 7/13/2009	89,687,167
26,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America, N.A. SWP), 0.650%, 7/8/2009	25,926,297
45,000,000	[1,2]	Variable Funding Capital Corp., 0.550%, 2/26/2009	44,982,813
		TOTAL	358,626,795
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Commercial--4.5%
$50,000,000	[1,2]	Edison Asset Securitization LLC, 0.700%, 5/6/2009	$49,908,611
40,000,000	[1,2]	Fairway Finance Co. LLC, 0.530%, 4/22/2009	39,952,889
26,000,000		General Electric Capital Services, 1.700%, 2/23/2009	25,972,989
		TOTAL	115,834,489
		Finance - Retail--7.9%
75,000,000	[1,2]	Enterprise Funding Co. LLC, 0.700%, 5/6/2009	74,862,917
125,000,000	[1,2]	Sheffield Receivables Corp., 0.400% - 0.500%, 2/25/2009 - 4/9/2009	124,924,861
		TOTAL	199,787,778
		Insurance--0.8%
20,000,000		Aegon NV, 1.000%, 4/15/2009	19,959,444
		TOTAL COMMERCIAL PAPER	844,018,201
		NOTES - VARIABLE--20.3% [4]
		Finance - Banking--15.4%
2,500,000		AlaTrade Foods LLC, (Series 4), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,500,000
821,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 2.590%, 2/5/2009	821,000
11,490,000		BBN Holdings LLC, (Series 2004), (RBC Bank (USA) LOC), 1.910%, 2/5/2009	11,490,000
1,695,000		BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 1.750%, 2/5/2009	1,695,000
566,000		Baldwin County Sewer Service LLC, (Series 2003), (Regions Bank, Alabama LOC), 1.410%, 2/5/2009	566,000
7,634,000		Baldwin County Sewer Service LLC, (Series 2005), (Regions Bank, Alabama LOC), 1.410%, 2/5/2009	7,634,000
42,600,000		Bank of Montreal, 1.754% - 2.623%, 3/9/2009 - 4/14/2009	42,600,000
10,550,000		Better Brands of South Georgia LLP, (Series 2003), (Columbus Bank and Trust Co., GA LOC), 3.000%, 2/5/2009	10,550,000
13,500,000		Beverage South of Aiken LLC, (Series 2007), (Columbus Bank and Trust Co., GA LOC), 3.000%, 2/5/2009	13,500,000
3,235,000		Biddle Road Corp., (Series 2004), (Wachovia Bank, N.A. LOC), 2.090%, 2/5/2009	3,235,000
865,000		Bond Holdings LP, (Wachovia Bank, N.A. LOC), 1.500%, 2/6/2009	865,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 1.500%, 2/5/2009	10,000,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006A), (U.S. Bank, N.A. LOC), 2.410%, 2/5/2009	4,350,000
2,170,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 1.500%, 2/5/2009	2,170,000
1,500,000		DeKalb County, GA, Housing Authority, (Series 2004-T), Highlands, (Wachovia Bank, N.A. LOC), 1.000%, 2/5/2009	1,500,000
30,000,000		Depfa Bank PLC, 2.246%, 3/16/2009	30,000,000
21,155,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 1.950%, 2/5/2009	21,155,000
4,790,000		First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	4,790,000
375,000		Franklin County, PA, IDA, (Series 2001B), Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/6/2009	375,000
885,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 3.350%, 2/5/2009	885,000
3,580,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.350%, 2/5/2009	3,580,000
2,710,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 1.500%, 2/5/2009	2,710,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 1.050%, 2/5/2009	20,000,000
9,100,000		Lake Mary Bay LP, (Series 2005), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	9,100,000
1,565,000		Lee County, FL, IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.350%, 2/6/2009	1,565,000
5,000,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 1.500%, 2/5/2009	5,000,000
2,850,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank, N.A. LOC), 1.500%, 2/5/2009	2,850,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	3,000,000
195,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 1.410%, 2/5/2009	195,000
2,400,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Regions Bank, Alabama LOC), 1.750%, 2/5/2009	2,400,000
25,000,000		Morgan Stanley, 0.586%, 2/3/2009	25,000,000
16,770,000		Nautical Transport LLC, (Series 2005), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	16,770,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (Comerica Bank LOC), 2.780%, 2/5/2009	3,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$348,000		Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	$348,000
3,730,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 1.550%, 2/5/2009	3,730,000
4,925,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Allied Irish Banks PLC LOC), 1.950%, 2/5/2009	4,925,000
30,000,000		Royal Bank of Canada, Montreal, 1.735%, 4/1/2009	30,000,000
20,000,000		Royal Bank of Scotland PLC, Edinburgh, 0.740%, 2/2/2009	20,000,000
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.410%, 2/5/2009	10,000,000
700,000		Spiller LLC, (Series 2003), (Regions Bank, Alabama LOC), 1.910%, 2/5/2009	700,000
2,600,000		Springfield, TN, Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,600,000
1,930,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	1,930,000
50,000,000		Svenska Handelsbanken, Stockholm, 1.635% - 2.568%, 2/20/2009 - 4/6/2009	50,000,000
520,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 1.750%, 2/5/2009	520,000
		TOTAL	390,604,000
		Insurance--4.5%
20,000,000		Genworth Life Insurance Co., 2.603% - 2.788%, 2/9/2009 - 3/1/2009	20,000,000
10,000,000		Hartford Life Global Funding Trust, 0.363%, 2/17/2009	10,000,000
10,000,000		Hartford Life Insurance Co., 2.503%, 3/1/2009	10,000,000
10,000,000		MetLife Insurance Co. of Connecticut, 1.788%, 3/30/2009	10,000,000
20,000,000		Metropolitan Life Insurance Co., 3.573%, 2/2/2009	20,000,000
25,000,000	[1,2]	New York Life Global Funding, 2.275%, 2/13/2009	25,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 2.638%, 2/9/2009	20,000,000
		TOTAL	115,000,000
		Oil & Oil Finance--0.4%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.284%, 3/11/2009	10,000,000
		TOTAL NOTES - VARIABLE	515,604,000
		REPURCHASE AGREEMENTS--6.5%
100,398,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	100,398,000
65,000,000		Interest in $150,000,000 joint repurchase agreement 0.32%, dated 1/30/2009 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,004,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 6/1/2040 and the market value of those underlying securities was $153,443,074.	65,000,000
		TOTAL REPURCHASE AGREEMENTS	165,398,000
		TOTAL INVESTMENTS--98.9% (AT AMORTIZED COST) [5]	2,513,342,242
		OTHER ASSETS AND LIABILITIES - NET--1.1% [6]	27,494,128
		TOTAL NET ASSETS--100%	$2,540,836,370

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $546,539,852, which represented 21.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At January 31, 2009, these liquid restricted securities amounted to $543,302,302, which represented 21.4% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	2,513,342,242
Level 3--Significant Unobservable Inputs	--
TOTAL	$ 2,513,342,242

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	28.4%
Variable Rate Demand Instruments	20.1%
Bank Instruments	34.3%
Repurchase Agreements	16.9%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	31.0	% [4]
8-30 Days	16.1%
31-90 Days	31.0%
91-180 Days	17.2%
181 Days or more	4.4%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities compromised of 21.9% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.1%
		Finance - Automotive--1.0%
$34,609,208	[1,2]	Bank of America Auto Trust 2008-1, Class A1, 2.954%, 9/21/2009	$34,609,208
8,589,998		CarMax Auto Owner Trust 2008-2, Class A1, 2.922%, 7/15/2009	8,589,998
13,227,437		Honda Auto Receivables Owner Trust 2008-2, Class A1, 3.135%, 12/21/2009	13,227,437
155,000,000		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	155,000,000
13,420,582	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	13,420,582
10,527,537		Nissan Auto Receivables Owner Trust 2008-B, Class A1, 2.786%, 6/15/2009	10,521,968
42,539,845		Nissan Auto Receivables Owner Trust 2008-C, Class A1, 3.037%, 12/15/2009	42,539,845
64,127,557		Volkswagen Auto Loan Enhanced Trust 2008-2, Class A1, 2.358%, 1/20/2010	64,127,557
7,101,999		Wachovia Auto Owner Trust 2008-A, Class A1, 2.931%, 6/22/2009	7,101,999
11,546,954		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	11,546,954
		TOTAL	360,685,548
		Finance - Equipment--0.1%
24,562,536		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	24,562,536
		TOTAL ASSET-BACKED SECURITIES	385,248,084
		CERTIFICATES OF DEPOSIT--32.5%
		Finance - Banking--32.5%
124,250,000		Allied Irish Banks PLC, 2.500%, 2/24/2009	124,250,000
672,000,000		BNP Paribas, S.A., 0.700% - 1.000%, 4/20/2009 - 5/4/2009	672,000,000
375,000,000		Banco Santander, S.A., 2.900%, 5/15/2009 - 5/22/2009	375,000,000
302,000,000		Bank of Ireland PLC, 2.330% - 3.170%, 2/17/2009 - 2/25/2009	302,001,326
125,000,000		Bank of Montreal, 3.600% - 3.650%, 6/15/2009 - 7/24/2009	125,000,000
535,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.000% - 1.300%, 4/7/2009 - 4/22/2009	535,000,000
1,303,000,000		Barclays Bank PLC, 1.330% - 3.700%, 2/10/2009 - 7/13/2009	1,303,055,558
1,278,000,000		Calyon, Paris, 0.800% - 3.150%, 2/9/2009 - 7/9/2009	1,278,170,838
933,500,000		Canadian Imperial Bank of Commerce, 1.800% - 3.150%, 2/11/2009 - 6/15/2009	933,500,000
150,000,000		Compass Bank, Birmingham, 1.410%, 3/23/2009	150,000,000
1,549,500,000		Credit Suisse, Zurich, 1.250% - 2.750%, 3/5/2009 - 7/21/2009	1,549,500,000
330,000,000		Fifth Third Bank, Cincinnati, 3.200% - 3.250%, 2/4/2009 - 3/4/2009	330,000,847
1,443,000,000		Lloyds TSB Bank PLC, London, 1.390% - 2.050%, 3/9/2009 - 7/8/2009	1,443,051,159
400,000,000		Mizuho Corporate Bank Ltd., 1.000% - 2.150%, 3/11/2009 - 4/9/2009	400,000,000
170,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.140%, 3/12/2009	170,000,000
272,000,000		Societe Generale, Paris, 1.000% - 2.500%, 4/22/2009 - 5/20/2009	272,000,000
322,000,000		SunTrust Bank, 3.150% - 3.170%, 2/23/2009 - 2/24/2009	322,000,000
175,000,000		Svenska Handelsbanken, Stockholm, 2.110%, 3/10/2009	175,001,789
768,000,000		Toronto Dominion Bank, 1.170% - 2.550%, 5/21/2009 - 9/30/2009	767,999,730
		TOTAL CERTIFICATES OF DEPOSIT	11,227,531,247
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--3.3%
		Finance - Banking--3.3%
$302,000,000		BNP Paribas Securities Corp., 1.000%, 2/2/2009	$302,000,000
100,000,000		Barclays Capital, Inc., 0.270%, 2/2/2009	100,000,000
150,000,000		Citigroup Global Markets, Inc., 0.462%, 2/2/2009	150,000,000
285,000,000		Greenwich Capital Markets, Inc., 0.812%, 2/2/2009	285,000,000
250,000,000		RBC Capital Markets Corp., 0.913%, 2/2/2009	250,000,000
45,000,000		Wachovia Securities, Inc., 1.000%, 2/2/2009	45,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,132,000,000
		COMMERCIAL PAPER--23.1% [3]
		Finance - Automotive--2.8%
100,000,000		DRAC LLC, (A1+/P1 Series), 3.400%, 2/17/2009	99,848,889
867,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.300% - 4.500%, 4/3/2009 - 4/21/2009	860,975,917
		TOTAL	960,824,806
		Finance - Banking--11.2%
100,000,000		Australia & New Zealand Banking Group, Melbourne, 2.650%, 3/11/2009	99,720,278
150,000,000		Banco Santander, S.A., 2.520%, 6/2/2009	148,729,500
153,000,000	[1,2]	Bank of Ireland PLC, 3.110%, 2/23/2009	152,709,215
150,000,000		Calyon, Paris, 2.800%, 3/13/2009	149,533,333
80,000,000		Citigroup Funding, Inc., 3.260%, 2/18/2009	79,878,355
25,000,000		Danske Bank A/S, 1.050%, 7/20/2009	24,876,771
131,000,000	[1,2]	Fountain Square Commercial Funding Corp., 1.000% - 2.950%, 2/4/2009 - 2/17/2009	130,841,750
300,392,000	[1,2]	Gotham Funding Corp., 0.300% - 0.500%, 2/11/2009 - 2/26/2009	300,340,044
280,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 3.100% - 3.150%, 2/20/2009 - 3/13/2009	279,283,500
328,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 1.620% - 3.100%, 2/13/2009 - 3/2/2009	327,670,463
15,170,000		Los Angeles County, CA, Metropolitan Transportation Authority, (Bank of America, N.A. LOC), 2.600%, 2/3/2009	15,170,000
36,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 2.000%, 3/16/2009	35,914,000
91,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.160%, 2/26/2009	90,802,833
166,000,000		Sanpaolo IMI US Financial Co., 3.100% - 3.110%, 3/5/2009 - 3/10/2009	165,513,654
483,500,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.650% - 1.140%, 4/20/2009 - 7/13/2009	481,641,163
203,000,000	[1,2]	Surrey Funding Corporation, 0.400% - 0.550%, 2/18/2009 - 2/27/2009	202,951,239
341,234,000	[1,2]	Ticonderoga Funding LLC, (Bank of America, N.A. SWP), 0.650% - 1.500%, 3/2/2009 - 7/8/2009	340,448,517
835,105,000	[1,2]	Variable Funding Capital Corp., 0.250% - 0.550%, 2/6/2009 - 3/3/2009	834,941,732
		TOTAL	3,860,966,347
		Finance - Commercial--4.0%
40,000,000	[1,2]	Edison Asset Securitization LLC, 0.250%, 2/13/2009	39,996,667
193,183,000	[1,2]	Fairway Finance Co. LLC, 0.350% - 1.500%, 3/2/2009 - 3/20/2009	193,058,017
475,063,000	[1,2]	Falcon Asset Securitization Company LLC, 0.300% - 0.500%, 2/6/2009 - 3/13/2009	474,850,465
100,000,000		General Electric Capital Services, 1.700%, 2/23/2009	99,896,111
234,200,000	[1,2]	Tulip Funding Corp., 0.400% - 1.650%, 2/5/2009 - 2/13/2009	234,163,344
350,000,000	[1,2]	Versailles Commercial Paper LLC, 0.600%, 2/2/2009	349,994,167
		TOTAL	1,391,958,771
		Finance - Retail--5.1%
224,000,000	[1,2]	Alpine Securitization Corp., 0.370%, 4/13/2009	223,836,542
422,724,000	[1,2]	Barton Capital LLC, 0.481% - 0.600%, 4/3/2009 - 5/14/2009	422,196,213
142,995,000	[1,2]	Enterprise Funding Co. LLC, 0.500% - 0.700%, 4/16/2009 - 5/6/2009	142,805,742
100,000,000	[1,2]	Salisbury Receivables Company LLC, 0.400%, 2/13/2009	99,986,667
803,144,000	[1,2]	Sheffield Receivables Corp., 0.350% - 1.600%, 2/2/2009 - 4/9/2009	802,674,400
83,504,000	[1,2]	Yorktown Capital LLC, 0.420%, 4/14/2009	83,433,857
		TOTAL	1,774,933,421
		TOTAL COMMERCIAL PAPER	7,988,683,345
Principal Amount			Value
		CORPORATE BONDS--0.2%
		Finance - Banking--0.0%
$15,500,000		Bank of America Corp., 5.875%, 2/15/2009	$15,513,962
		Finance - Commercial--0.2%
65,000,000		General Electric Capital Corp., 3.342%, 2/2/2009	65,000,202
		TOTAL CORPORATE BONDS	80,514,164
		CORPORATE NOTES--0.3%
		Finance - Banking--0.3%
24,874,000		Royal Bank of Canada, Montreal, 3.875%, 5/4/2009	24,941,134
85,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	87,283,933
		TOTAL CORPORATE NOTES	112,225,067
		GOVERNMENT AGENCIES--0.4%
		Government Agency--0.4%
150,000,000		FHLB System, 0.780%, 1/27/2010	150,000,000
		NOTES - VARIABLE--20.1% [4]
		Consumer Staples--0.2%
63,000,000		Procter & Gamble Co., 2.216%, 3/9/2009	63,000,000
		Electrical Equipment--0.2%
1,835,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 2.000%, 2/5/2009	1,835,000
48,349,287		Northwest Airlines, Inc., (GTD by General Electric Co.), 2.310%, 2/2/2009	48,349,287
		TOTAL	50,184,287
		Electronics--0.6%
206,690,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.389%, 2/26/2009	206,690,000
		Finance - Automotive--1.3%
194,985,000	[1,2]	American Honda Finance Corp., 2.109% - 2.596%, 2/9/2009 - 3/12/2009	194,934,452
247,560,000		Toyota Motor Credit Corp., 0.369% - 0.670%, 2/2/2009 - 2/19/2009	247,560,000
		TOTAL	442,494,452
		Finance - Banking--12.7%
4,360,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 2.450%, 2/5/2009	4,360,000
74,000,000		Abbey National Treasury Services PLC, 0.606%, 2/13/2009	74,000,000
160,000		AlaTrade Foods LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	160,000
2,815,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America, N.A. LOC), 0.660%, 2/5/2009	2,815,000
36,140,000		American Municipal Power-Ohio, Inc., (Series 2008A), (Key Bank, N.A. LOC), 1.900%, 2/5/2009	36,140,000
3,115,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 2.450%, 2/5/2009	3,115,000
83,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.601%, 3/5/2009	83,000,000
40,000,000		Bank of America, N.A., 1.625%, 4/3/2009	40,000,000
40,000,000	[1,2]	Bank of Montreal, 0.936%, 2/5/2009	40,000,000
648,605,000		Bank of Montreal, 1.754% - 2.623%, 2/17/2009 - 4/14/2009	648,543,867
73,000,000	[1,2]	Bank of Nova Scotia, Toronto, 1.648%, 4/9/2009	73,000,000
375,000,000		Bank of Scotland, Edinburgh, 2.916%, 2/6/2009	375,000,000
8,830,000		Biddle Road Corp., (Series 2004), (Wachovia Bank, N.A. LOC), 2.090%, 2/5/2009	8,830,000
4,580,000		Bond Holdings LP, (Wachovia Bank, N.A. LOC), 1.500%, 2/6/2009	4,580,000
15,000,000		Buchanan County, MO, Solid Waste Disposal, Lifeline Foods, LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 1.840%, 2/5/2009	15,000,000
13,180,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/5/2009	13,180,000
135,000,000		Calyon, Paris, 2.414%, 3/11/2009	135,000,000
14,455,000		Campus Crusade for Christ, Inc., (Series 1997), (Wachovia Bank, N.A. LOC), 1.500%, 2/5/2009	14,455,000
6,675,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	6,675,000
5,600,000		Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 1.100%, 2/4/2009	5,600,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$6,835,000		Capital Markets Access Co. LC, (Series 2007), LSPB Real Estate, LLC Project, (Wachovia Bank, N.A. LOC), 1.500%, 2/5/2009	$6,835,000
5,500,000		Capital Markets Access Co. LC, (Series 2008), Sunshine Professional Suites, LLC Project, (Wachovia Bank, N.A. LOC), 1.500%, 2/5/2009	5,500,000
5,141,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	5,141,000
1,453,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	1,453,000
603,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 1.050%, 2/5/2009	603,000
1,002,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 3.050%, 2/5/2009	1,002,000
1,439,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 2.050%, 2/5/2009	1,439,000
723,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	723,000
1,042,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 2.050%, 2/5/2009	1,042,000
3,442,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 2.050%, 2/5/2009	3,442,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 2.410%, 2/5/2009	2,350,000
8,690,000		Church at Brook Hills, (Wachovia Bank, N.A. LOC), 1.600%, 2/6/2009	8,690,000
5,825,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 3.250%, 2/5/2009	5,825,000
695,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 5.000%, 2/5/2009	695,000
730,000		Columbia County, GA, Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 1.100%, 2/4/2009	730,000
74,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 1.625% - 3.443%, 2/3/2009 - 4/3/2009	74,000,000
9,950,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 3.130%, 2/5/2009	9,950,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D), Griffin Hospital, (Wachovia Bank, N.A. LOC), 1.250%, 2/5/2009	7,425,000
6,655,000		Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wachovia Bank, N.A. LOC), 1.500%, 2/5/2009	6,655,000
62,710,000		Cook County, IL, (Series 2002 A), 5.500%, 2/4/2009	62,710,000
3,725,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 2.450%, 2/5/2009	3,725,000
6,450,000		Cunat Capital Corp., Northfield Corp., (Series 206), (Fifth Third Bank, Cincinnati LOC), 2.730%, 2/5/2009	6,450,000
6,745,000		DJD Investments, LLC, (Series 2004), (Regions Bank, Alabama LOC), 1.000%, 2/5/2009	6,745,000
11,700,000		Decatur, AL, IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 1.250%, 2/5/2009	11,700,000
200,000,000		Depfa Bank PLC, 2.246%, 3/16/2009	200,000,000
79,000,000		Deutsche Bank AG, 1.735%, 3/23/2009	79,000,000
1,935,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank, N.A. LOC), 1.500%, 2/4/2009	1,935,000
5,970,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.350%, 2/5/2009	5,970,000
7,300,000		Fawn Ridge Limited Partnership, (Series 2006), (Fifth Third Bank, Cincinnati LOC), 2.950%, 2/5/2009	7,300,000
5,100,000		Foley City Redevelopment Authority, (RBC Bank (USA) LOC), 1.000%, 2/5/2009	5,100,000
23,300,000		Fuller Road Management Corp., (Series 2007), (Key Bank, N.A. LOC), 3.400%, 2/5/2009	23,300,000
11,690,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 2.450%, 2/5/2009	11,690,000
34,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 1.150%, 2/4/2009	34,900,000
13,010,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 1.100%, 2/4/2009	13,010,000
8,725,000		H.C. Equities LP, (Wachovia Bank, N.A. LOC), 1.250%, 2/5/2009	8,725,000
152,000,000	[1,2]	ING Bank NV, 1.716% - 2.346%, 3/16/2009 - 3/26/2009	152,000,000
3,225,000		J.P. Plymouth Properties LLC, (Series 1999), (Bank of America, N.A. LOC), 0.610%, 2/4/2009	3,225,000
2,455,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank, N.A. LOC), 1.550%, 2/4/2009	2,455,000
1,575,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank, N.A. LOC), 1.550%, 2/4/2009	1,575,000
4,435,000		Lee County, FL, IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.350%, 2/6/2009	4,435,000
24,300,000		Leeds, AL, (Series 2006-A), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	24,300,000
97,000,000		Lloyds Banking Group PLC, 2.806%, 2/7/2009	97,000,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	5,165,000
410,000		Madison, WI, Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 0.610%, 2/5/2009	410,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$4,360,000		Maryland State Economic Development Corp., Human Genome Sciences, (Series 1999B), (Wachovia Bank, N.A. LOC), 1.560%, 2/3/2009	$4,360,000
4,170,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank, N.A. LOC), 1.500%, 2/6/2009	4,170,000
1,554,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 3.050%, 2/5/2009	1,554,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank, N.A. LOC), 1.750%, 2/5/2009	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	17,000,000
55,000,000		National Australia Bank Ltd., Melbourne, 2.423%, 3/6/2009	55,000,000
54,600,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 1.100%, 2/4/2009	54,600,000
900,000		Newport, KY, Industrial Building Revenue Bonds, South Beach #1, LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	900,000
100,000		North American Gulf Terminals, Inc., (Series 2002), (Regions Bank, Alabama LOC), 1.750%, 2/5/2009	100,000
11,415,000		North Oaks Partnership, (Series 1998), (Bank of America, N.A. LOC), 1.000%, 2/5/2009	11,415,000
79,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank, N.A. LOC), 1.350%, 2/4/2009	79,800,000
4,605,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 1.550%, 2/5/2009	4,605,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 1.250%, 2/4/2009	6,650,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wachovia Bank, N.A. LOC), 0.800%, 2/4/2009	17,220,000
9,705,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.500%, 2/5/2009	9,705,000
1,000,000		Red Diamond, Inc., (Series 2007), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	1,000,000
86,000,000	[1,2]	Royal Bank of Canada, Montreal, 0.733%, 2/17/2009	86,000,000
200,000,000		Royal Bank of Canada, Montreal, 1.735%, 4/1/2009	200,000,000
220,000,000		Royal Bank of Scotland PLC, Edinburgh, 0.740% - 0.745%, 2/2/2009	220,000,000
80,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 2.396%, 3/15/2009	80,000,000
32,180,000		Rush Medical Foundation, (Series 2006), (Regions Bank, Alabama LOC), 1.250%, 2/13/2009	32,180,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.410%, 2/5/2009	19,000,000
930,000		Savannah, GA, Housing Authority, (SunTrust Bank LOC), 1.150%, 2/4/2009	930,000
7,810,000		Seeber USA LLP, (Series 2000), (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	7,810,000
18,960,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 2.470%, 2/5/2009	18,960,000
6,440,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 2.470%, 2/5/2009	6,440,000
95,000,000		Societe Generale, Paris, 2.620%, 3/4/2009	95,000,000
10,435,000		Spira Millenium LLC, (Series 2001), (Bank of America, N.A. LOC), 0.850%, 2/5/2009	10,435,000
1,680,000		Springfield Ltd. Partnership, (UBS AG LOC), 3.050%, 2/5/2009	1,680,000
80,000		St. Paul, MN, Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 2.800%, 2/5/2009	80,000
1,365,000		St. Paul, MN, Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 2.700%, 2/5/2009	1,365,000
90,300,000		Svenska Handelsbanken, Inc., 1.580%, 4/14/2009	90,300,000
71,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 1.509%, 4/27/2009	71,000,000
130,000,000		Svenska Handelsbanken, Stockholm, 1.635%, 4/6/2009	130,000,000
135,000		Valleydale Baptist Church, (Series 2003), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	135,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	1,100,000
963,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 8.000%, 2/5/2009	963,000
1,065,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 5.250%, 2/2/2009	1,065,000
309,000,000		Wachovia Bank, N.A., 0.356% - 1.845%, 2/23/2009 - 4/62009	308,998,072
55,000,000		Wells Fargo & Co., 1.668%, 3/23/2009	55,024,948
74,660,000		Wells Fargo Bank, N.A., 0.559%, 2/27/2009	74,660,000
76,700,000		Westpac Banking Corp. Ltd., Sydney, 1.460%, 4/14/2009	76,700,000
8,320,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.130%, 2/5/2009	8,320,000
4,200,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	4,200,000
8,000,000		Yeshivas Novominsk, (Series 2008), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 1.410%, 2/5/2009	8,000,000
		TOTAL	4,388,203,887
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Brokerage--0.1%
$43,075,000		Credit Suisse (USA), Inc., 0.509%, 2/9/2009	$42,991,258
		Finance - Commercial--0.5%
152,000,000		General Electric Capital Corp., 0.446% - 2.096%, 2/9/2009 - 3/16/2009	152,004,935
20,000,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 4.250%, 2/5/2009	20,000,000
		TOTAL	172,004,935
		Government Agency--0.1%
11,020,000		Capital Trust Agency, FL, (FNMA LOC), 1.410%, 2/5/2009	11,020,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 1.720%, 2/5/2009	5,350,000
13,250,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 1.250%, 2/5/2009	13,250,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 1.000%, 2/5/2009	17,725,000
		TOTAL	47,345,000
		Insurance--4.0%
112,000,000		Allstate Life Global Funding II, 1.775%, 3/20/2009	112,000,000
50,000,000		Hartford Life Insurance Co., 2.503% - 3.493%, 2/2/2009 - 3/1/2009	50,000,000
80,000,000		ING USA Annuity and Life Insurance Co., 2.739%, 3/10/2009	80,000,000
74,650,000		ING USA Global Funding Trust, 2.028%, 3/19/2009	74,650,000
186,000,000	[1,2]	MetLife Global Funding I, 1.635% - 1.668%, 4/9/2009 - 4/13/2009	186,000,000
66,000,000		MetLife Insurance Co. of Connecticut, 1.788% - 2.556%, 2/19/2009 - 3/30/2009	66,000,000
105,000,000		Metropolitan Life Insurance Co., 1.865% - 3.573%, 2/2/2009 - 4/1/2009	105,000,000
81,000,000	[1,2]	Monumental Global Funding III, 2.549%, 2/17/2009	81,000,000
120,000,000		Monumental Life Insurance Co., 0.918% - 2.623%, 2/2/2009 - 4/1/2009	120,000,000
25,000,000	[1,2]	New York Life Global Funding, 2.275%, 2/13/2009	25,000,000
205,200,000	[1,2]	PRICOA Global Funding I, 1.836% - 2.445%, 2/13/2009 - 3/25/2009	205,192,724
100,000,000	[1,2]	Pacific Life Global Funding, 2.638%, 2/9/2009	100,000,000
49,000,000		Principal Life Insurance Co., 1.648%, 4/9/2009	49,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 1.855%, 4/1/2009	125,000,000
		TOTAL	1,378,842,724
		Oil & Oil Finance--0.4%
150,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.284%, 3/11/2009	150,000,000
		TOTAL NOTES - VARIABLE	6,941,756,543
		TIME DEPOSIT--1.8%
		Finance - Banking--1.8%
600,000,000		BNP Paribas SA, 0.300%, 2/2/2009	600,000,000
		REPURCHASE AGREEMENTS--16.9%
283,000,000		Interest in $4,883,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,883,109,868 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2018 and the market value of those underlying securities was $4,980,772,097.	283,000,000
300,000,000		Repurchase agreement 0.25%, dated 1/30/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $300,006,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/20/2038 and the market value of those underlying securities was $306,006,375.	300,000,000
1,000,000,000		Interest in $7,700,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	1,000,000,000
370,000,000		Interest in $3,370,000,000 joint repurchase agreement 0.30%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,370,084,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $3,437,485,935.	370,000,000
1,500,000,000		Repurchase agreement 0.27%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,033,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $1,887,042,458.	1,500,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$2,132,000,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	$2,132,000,000
50,000,000		Interest in $246,000,000 joint repurchase agreement 0.11%, dated 1/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $246,002,255 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/15/2009 and the market value of those underlying securities was $250,921,757.	50,000,000
100,000,000		Interest in $950,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $950,021,375 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/14/2010 and the market value of those underlying securities was $969,021,821.	100,000,000
35,000,000		Interest in $835,000,000 joint repurchase agreement 0.28%, dated 1/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $835,019,483 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $851,719,164.	35,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 0.22%, dated 1/30/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $100,001,833 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/27/2009 and the market value of those underlying securities was $102,004,096.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	5,820,000,000
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [5]	34,437,958,450
		OTHER ASSETS AND LIABILITIES - NET--0.3% [6]	91,270,655
		TOTAL NET ASSETS--100%	$34,529,229,105

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $7,103,825,007, which represented 20.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At January 31, 2009, these liquid restricted securities amounted to $7,103,825,007, which represented 20.6% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	34,437,958,450
Level 3--Significant Unobservable Inputs	--
TOTAL	$34,437,958,450

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	33.2%
Variable Rate Demand Instruments	32.0%
Commercial Paper and Notes	29.2%
Repurchase Agreement	4.5%
Other Assets and Liabilities--Net [2]	1.1%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	22.5	% [4]
8-30 Days	23.0%
31-90 Days	32.9%
91-180 Days	16.2%
181 Days or more	4.3%
Other Assets and Liabilities--Net [2]	1.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 8.7% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.0%
		Finance - Automotive--0.8%
$30,000,000		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	$30,000,000
5,945,828	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	5,945,828
5,511,742		Merrill Auto Trust Securitization 2008-1, Class A1, 2.917%, 8/17/2009	5,511,742
22,902,699		Volkswagen Auto Loan Enhanced Trust 2008-2, Class A1, 2.358%, 1/20/2010	22,902,699
		TOTAL	64,360,269
		Finance - Equipment--0.2%
14,568,976	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	14,568,976
		TOTAL ASSET-BACKED SECURITIES	78,929,245
		CERTIFICATES OF DEPOSIT--30.1%
		Finance - Banking--30.1%
150,000,000		Bank of Montreal, 3.600%, 7/24/2009	150,000,000
93,500,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.300%, 4/7/2009	93,500,000
270,000,000		Barclays Bank PLC, 1.950% - 3.700%, 2/23/2009 - 6/18/2009	270,000,000
280,000,000		Calyon, Paris, 3.100% - 3.150%, 2/9/2009 - 3/9/2009	280,000,000
124,000,000		Canadian Imperial Bank of Commerce, 3.140% - 3.150%, 2/11/2009 - 2/17/2009	124,000,000
68,000,000		Credit Agricole, S.A., 3.350%, 9/14/2009	68,000,000
250,000,000		Credit Suisse, Zurich, 1.450% - 1.650%, 7/6/2009 - 7/9/2009	250,000,000
225,000,000		Fifth Third Bank, Cincinnati, 3.200% - 3.250%, 2/4/2009 - 3/4/2009	225,000,847
366,500,000		Lloyds TSB Bank PLC, London, 1.440% - 1.880%, 3/12/2009 - 6/30/2009	366,575,849
100,000,000		Mizuho Corporate Bank Ltd., 2.150%, 3/11/2009	100,000,000
150,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.290% - 3.140%, 3/5/2009 - 3/12/2009	150,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 1.315%, 4/9/2009	100,000,928
175,000,000		SunTrust Bank, 3.150% - 3.170%, 2/23/2009 - 2/24/2009	175,000,000
95,000,000		Toronto Dominion Bank, 1.900%, 9/30/2009	95,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,447,077,624
		COLLATERALIZED LOAN AGREEMENTS--1.0%
		Finance - Banking--1.0%
40,000,000		BNP Paribas Securities Corp., 1.000%, 2/2/2009	40,000,000
40,000,000		Wachovia Securities, Inc., 1.000%, 2/2/2009	40,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	80,000,000
		COMMERCIAL PAPER--25.6% [3]
		Aerospace/Auto--1.9%
87,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 6.350%, 2/18/2009 - 2/19/2009	86,728,185
72,000,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 6.200% - 6.250%, 3/18/2009 - 3/20/2009	71,421,924
		TOTAL	158,150,109
		Consumer Non-Durables--0.5%
42,500,000		Kellogg Co., 1.050% - 1.850%, 2/4/2009 - 4/6/2009	42,429,048
		Diversified--1.1%
87,000,000	[1,2]	ITT Corp., 4.500% - 6.500%, 2/3/2009 - 4/3/2009	86,780,722
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Automotive--2.4%
$180,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.400% - 3.320%, 2/9/2009 - 4/23/2009	$179,672,528
20,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 3.420%, 3/4/2009	19,941,100
		TOTAL	199,613,628
		Finance - Banking--10.4%
50,000,000		Banco Santander, S.A., 2.520%, 6/2/2009	49,576,500
50,000,000	[1,2]	Bank of Ireland PLC, 3.110%, 2/23/2009	49,904,972
5,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.000%, 2/5/2009	4,998,333
36,669,000	[1,2]	Gotham Funding Corp., 0.300%, 2/5/2009	36,667,778
50,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 3.100%, 2/20/2009	49,918,195
72,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 1.620%, 2/13/2009	71,961,120
200,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.140%, 7/13/2009	198,974,000
106,000,000	[1,2]	Surrey Funding Corporation, 0.550%, 2/27/2009	105,957,894
25,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America, N.A. SWP), 0.650%, 7/8/2009	24,929,132
250,000,000	[1,2]	Variable Funding Capital Corp., 0.250% - 0.550%, 2/9/2009 - 3/3/2009	249,945,833
		TOTAL	842,833,757
		Finance - Commercial--2.5%
100,000,000	[1,2]	Edison Asset Securitization LLC, 0.700%, 5/6/2009	99,817,222
100,000,000	[1,2]	Falcon Asset Securitization Company LLC, 0.500%, 3/13/2009	99,944,445
		TOTAL	199,761,667
		Finance - Retail--5.0%
161,386,000	[1,2]	Barton Capital LLC, 0.650% - 0.670%, 2/6/2009 - 5/6/2009	161,205,180
100,000,000	[1,2]	Jupiter Securitization Company LLC, 0.700%, 3/11/2009	99,926,111
150,000,000	[1,2]	Sheffield Receivables Corp., 0.500% - 0.600%, 2/25/2009 - 4/6/2009	149,913,333
		TOTAL	411,044,624
		Food & Beverage--1.8%
61,000,000	[1,2]	General Mills, Inc., 1.120% - 1.200%, 4/9/2009 - 4/16/2009	60,858,489
86,100,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 1.500% - 5.000%, 2/6/2009 - 2/26/2009	85,985,573
		TOTAL	146,844,062
		TOTAL COMMERCIAL PAPER	2,087,457,617
		CORPORATE BOND--0.3%
		Retail--0.3%
22,000,000		Wal-Mart Stores, Inc., 5.748%, 6/1/2009	22,180,650
		CORPORATE NOTE--0.1%
		Finance - Banking--0.1%
6,500,000		Wells Fargo & Co., 3.551%, 5/1/2009	6,668,409
		GOVERNMENT AGENCY--1.0%
		Government Agency--1.0%
85,000,000		FHLB System, 0.780%, 1/27/2010	85,000,000
		MUNICIPAL--0.2%
		Municipal--0.2%
10,000,000		Lucas County, OH, 3.800%, 7/30/2009	10,012,849
10,000,000		South Euclid, OH, (Series 2009 A), 3.800%, 1/25/2010	10,000,000
		TOTAL MUNICIPALS	20,012,849
Principal Amount			Value
		NOTES - VARIABLE--32.0% [4]
		Electronics--0.8%
$65,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.389%, 2/26/2009	$65,000,000
		Finance - Banking--27.0%
1,320,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	1,320,000
4,150,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	4,150,000
60,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America, N.A. LOC), 0.660%, 2/5/2009	60,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 2.409%, 3/10/2009	85,000,000
150,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.601%, 3/5/2009	150,000,000
1,200,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	1,200,000
35,000,000	[1,2]	Bank of Montreal, 0.936%, 2/5/2009	35,000,000
425,000,000		Bank of Montreal, 1.754% - 2.623%, 2/17/2009 - 4/14/2009	425,000,000
175,000,000		Bank of Scotland, Edinburgh, 2.916%, 2/6/2009	175,000,000
3,995,000		Baramax LLC, (Series 2002), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 0.560%, 2/4/2009	3,995,000
6,515,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	6,515,000
395,000		Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 3.350%, 2/5/2009	395,000
1,160,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	1,160,000
2,027,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,027,000
12,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 1.500%, 2/5/2009	12,000,000
21,500,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank, N.A. LOC), 2.703%, 3/2/2009	21,500,045
8,260,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	8,260,000
1,210,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	1,210,000
6,120,000		Capital Markets Access Co. LC, (Series 2006K), Properties, LLC., (Compass Bank, Birmingham LOC), 1.550%, 2/5/2009	6,120,000
451,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	451,000
5,025,000		Cat Creek, LLC and DDC-Thomasville, LLC, (Series 2208), (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	5,025,000
11,270,000		Centra State Medical Arts Building LLC, (Commerce Bank, N.A., Cherry Hill, NJ LOC), 0.460%, 2/5/2009	11,270,000
4,535,000		Century Drive Associates, (Series 2001), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 0.510%, 2/4/2009	4,535,000
3,155,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	3,155,000
3,845,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 3.250%, 2/5/2009	3,845,000
5,800,000		Colonial Interstate Investments LLC, (Series 2007), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	5,800,000
4,515,000		Columbus, GA, Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	4,515,000
3,040,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	3,040,000
5,750,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	5,750,000
50,000,000		Credit Agricole, S.A., 1.775%, 3/23/2009	50,000,000
6,245,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	6,245,000
5,245,000		Cunat Capital Corp., (Series 2007), (Marshall & Ilsley Bank, Milwaukee LOC), 2.780%, 2/5/2009	5,245,000
11,990,000		Custom Window Systems, Inc., (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	11,990,000
4,135,000		Daniel Property Group, LLC, (Series 2008), (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	4,135,000
4,485,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	4,485,000
125,000,000		Depfa Bank PLC, 2.246%, 3/16/2009	125,000,000
8,250,000		Effingham County, GA, IDA, Flint River Services, Inc. (Series 2007), (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	8,250,000
1,875,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/6/2009	1,875,000
2,040,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/6/2009	2,040,000
3,750,000		Escambia County Environmental Corp., (Series 2003), (RBC Bank (USA) LOC), 2.410%, 2/5/2009	3,750,000
7,000,000		FIU Athletics Finance Corp., (Series 2007-B), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	7,000,000
160,000		First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	160,000
2,760,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,760,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$7,310,000		First Baptist Church of Tuscaloosa, AL, (Series 2003), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	$7,310,000
1,423,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	1,423,000
7,830,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	7,830,000
9,790,000		Frogtown LLC, (Series 2004), (Comerica Bank LOC), 3.250%, 2/5/2009	9,790,000
2,405,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/5/2009	2,405,000
1,266,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	1,266,000
5,365,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 3.000%, 2/5/2009	5,365,000
1,385,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	1,385,000
820,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	820,000
2,780,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,780,000
6,440,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	6,440,000
380,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 2.000%, 2/5/2009	380,000
625,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.350%, 2/5/2009	625,000
11,950,000		Harris County, GA, Development Authority, (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	11,950,000
3,900,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/3/2009	3,900,000
4,500,000		Hillside Community Church, (Series 2008), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	4,500,000
50,000,000	[1,2]	ING Bank N.V., 1.716%, 3/26/2009	50,000,000
500,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.250%, 2/5/2009	500,000
3,300,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	3,300,000
18,300,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 2.610%, 2/5/2009	18,300,000
2,725,000		K&K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	2,725,000
15,940,000		Kansas City, MO, IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 2.400%, 2/4/2009	15,940,000
3,620,000		Kansas State Development Finance Authority, DLR Deer Creek Project, (Marshall & Ilsley Bank, Milwaukee LOC), 2.750%, 2/5/2009	3,620,000
6,281,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/6/2009	6,281,290
2,055,000		Leeds, AL, (Series 2006-B), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,055,000
6,300,000		Life Tabernacle of Houston, Inc., (Series 2006), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	6,300,000
705,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/6/2009	705,000
18,770,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	18,770,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	16,000,000
8,465,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 1.410%, 2/5/2009	8,465,000
9,690,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 3.000%, 2/5/2009	9,690,000
3,680,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	3,680,000
12,470,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 2003), (Regions Bank, Alabama LOC), 1.750%, 2/5/2009	12,470,000
50,000,000		Morgan Stanley, 0.586%, 2/3/2009	50,000,000
2,000,000		N.A.R.A.J.J.P.K. LLC, (Series 2008-A), (Marshall & Ilsley Bank, Milwaukee LOC), 1.950%, 2/5/2009	2,000,000
3,000,000		Nassau County, NY, IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/5/2009	3,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 2.423%, 3/6/2009	150,000,000
5,040,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	5,040,000
2,464,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.350%, 2/5/2009	2,464,000
800,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.350%, 2/5/2009	800,000
2,198,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	2,198,500
845,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	845,000
8,925,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	8,925,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$8,500,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 3.250%, 2/5/2009	$8,500,000
1,699,200		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	1,699,200
40,000,000		Royal Bank of Canada, Montreal, 1.735%, 4/1/2009	40,000,000
85,000,000		Royal Bank of Scotland PLC, Edinburgh, 0.740%, 2/2/2009	85,000,000
13,300,000		Russell Lands, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	13,300,000
10,555,000		Shipley Group LP, (Series 2004), (RBS Citizens Bank, N.A. LOC), 3.250%, 2/5/2009	10,555,000
6,750,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	6,750,000
310,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 2.750%, 2/5/2009	310,000
730,000		St. Paul, MN, Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 2.800%, 2/5/2009	730,000
40,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 1.509%, 4/27/2009	40,000,000
115,000,000		Svenska Handelsbanken, Stockholm, 1.635% - 2.568%, 2/20/2009 - 4/6/2009	115,000,000
2,430,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.350%, 2/5/2009	2,430,000
8,785,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/6/2009	8,785,000
7,950,000		Test Associates, (Series 2002), (Fulton Bank LOC), 3.250%, 2/5/2009	7,950,000
10,895,000		Thayer Properties LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 3.000%, 2/5/2009	10,895,000
50,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, 2005-2, (Series 2009-1), (Wells Fargo & Co. LOC), 0.603%, 2/23/2009	50,000,000
7,340,000		Urban Campus Environments LLC, (Series 2006), (Wachovia Bank, N.A. LOC), 1.250%, 2/5/2009	7,340,000
5,000,000		Victory Storage Co., (Series 2008), (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	5,000,000
1,425,000		Vulcan, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	1,425,000
9,605,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 3.250%, 2/5/2009	9,605,000
10,410,000		WLB LLC, (Series 1997), (Columbus Bank and Trust Co., GA LOC), 3.500%, 2/5/2009	10,410,000
3,895,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 6.250%, 2/2/2009	3,895,000
24,000,000		Wachovia Bank, N.A., 1.845%, 4/6/2009	24,000,000
6,220,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/6/2009	6,220,000
12,875,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.560%, 2/3/2009	12,875,000
6,005,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.650%, 2/4/2009	6,005,000
7,615,000		Yonkers, NY, IDA, JME Associates, LLC (Series 2006), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 0.460%, 2/5/2009	7,615,000
8,375,000		York County, PA, IDA, (Series 2003-B), 4.500%, 2/5/2009	8,375,000
		TOTAL	2,197,145,035
		Finance - Commercial--0.4%
30,000,000		General Electric Capital Corp., 0.446%, 2/9/2009	30,000,000
		Finance - Retail--0.5%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.888%, 2/15/2009	43,000,000
		Government Agency--0.0%
4,045,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 1.000%, 2/5/2009	4,045,000
		Insurance--3.0%
85,000,000		Genworth Life Insurance Co., 2.603% - 2.788%, 2/9/2009 - 3/1/2009	85,000,000
15,000,000		Hartford Life Insurance Co., 3.493%, 2/2/2009	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 1.788% - 2.523%, 3/2/2009 - 3/30/2009	65,000,000
25,000,000		Metropolitan Life Insurance Co., 1.865%, 4/1/2009	25,000,000
55,000,000	[1,2]	Pacific Life Global Funding, 0.506% - 2.638%, 2/5/2009 - 2/9/2009	55,000,029
		TOTAL	245,000,029
		Oil & Oil Finance--0.3%
22,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.284%, 3/11/2009	22,000,000
		TOTAL NOTES - VARIABLE	2,606,190,064
Principal Amount			Value
		TIME DEPOSIT--3.1%
		Finance - Banking--3.1%
$250,000,000		Marshall & Ilsley Bank, Milwaukee, 0.213%, 2/2/2009	$250,000,000
		REPURCHASE AGREEMENT--4.5%
368,099,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	368,099,000
		TOTAL INVESTMENTS--98.9% (AT AMORTIZED COST) [5]	8,051,615,458
		OTHER ASSETS AND LIABILITIES - NET--1.1% [6]	88,833,884
		TOTAL NET ASSETS--100%	$8,140,449,342

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $2,033,961,124, which represented 25.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At January 31, 2009, these liquid restricted securities amounted to $1,997,892,103, which represented 24.5% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	8,051,615,458
Level 3--Significant Unobservable Inputs	--
TOTAL	$8,051,615,458

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Tax-Free Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	85.8%
Municipal Notes	12.6%
Commercial Paper	1.2%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.2%
8-30 Days	2.1%
31-90 Days	2.0%
91-180 Days	4.0%
181 Days or more	5.3%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Tax-Free Obligations Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1,2]
		Alabama--2.7%
$6,000,000		Alabama HFA MFH, (2000 Series A: Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.500%, 2/5/2009	$6,000,000
20,965,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.460%, 2/5/2009	20,965,000
500,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 1.030%, 2/5/2009	500,000
500,000		Birmingham, AL, Airport Authority, (Series 2003A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.130%, 2/5/2009	500,000
55,500,000		Birmingham, AL, Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.540%, 2/4/2009	55,500,000
37,800,000		Birmingham, AL, Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America, N.A. LOC), 0.540%, 2/6/2009	37,800,000
23,000,000	[3,4]	Birmingham, AL, Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.700%, 2/5/2009	23,000,000
5,935,000		Boaz, AL, IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 0.800%, 2/5/2009	5,935,000
15,285,000		Chelsea Park, AL, Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.530%, 2/5/2009	15,285,000
9,000,000		Columbia, AL, IDB, PCR (1995 Series E) Daily VRDNs (Alabama Power Co.), 0.700%, 2/2/2009	9,000,000
5,347,000		Geneva County, AL, Health Care Authority, Inc., (Series 2001) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.600%, 2/6/2009	5,347,000
3,400,000		Gulf Shores, AL, Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.730%, 2/5/2009	3,400,000
15,500,000		Health Care Authority for Baptist Health, AL, (Series 2008-A) Weekly VRDNs (Regions Bank, Alabama LOC), 0.680%, 2/5/2009	15,500,000
4,360,000		Huntsville, AL, Public Park & Recreation Board, (Series 2002) Weekly VRDNs (YMCA of Metropolitan Huntsville)/(Wachovia Bank, N.A. LOC), 0.600%, 2/6/2009	4,360,000
3,325,000		Huntsville, AL, Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005) Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank, N.A. LOC), 0.550%, 2/5/2009	3,325,000
1,000,000		Jacksonville, AL, IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 0.800%, 2/5/2009	1,000,000
2,500,000		Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.600%, 2/6/2009	2,500,000
4,375,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994) Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 0.930%, 2/5/2009	4,375,000
6,360,000		Mobile, AL, Downtown Redevelopment Authority, (Series 2007) Weekly VRDNs (Lafayette Plaza Hotel)/(Regions Bank, Alabama LOC), 0.830%, 2/5/2009	6,360,000
11,700,000		Mobile, AL, IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.710%, 2/5/2009	11,700,000
26,000,000		Mobile, AL, IDB, PCR (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	26,000,000
30,000,000		Mobile, AL, Special Care Facilities Financing Authority, (Series 2008-A) Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	30,000,000
13,335,000		Ridge Improvement District (Elmore County), AL, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.150%, 2/5/2009	13,335,000
20,000,000		Tuscaloosa County, AL, IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.750%, 2/4/2009	20,000,000
4,000,000		Tuscaloosa County, AL, IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.750%, 2/4/2009	4,000,000
2,570,000		Tuscaloosa County, AL, Park & Recreation Authority, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.030%, 2/5/2009	2,570,000
30,000,000		Tuscaloosa County, AL, Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.500%, 2/5/2009	30,000,000
15,925,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.450%, 2/5/2009	15,925,000
2,000,000		Washington County, AL, IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 1.000%, 2/4/2009	2,000,000
		TOTAL	376,182,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alaska--0.5%
$62,590,000		Alaska State Housing Finance Corp., (Series 2001A) Weekly VRDNs, 0.800%, 2/5/2009	$62,590,000
		Arizona--2.2%
2,250,000		Arizona Board of Regents, (Series 2008A) Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 0.350%, 2/4/2009	2,250,000
1,200,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.680%, 2/5/2009	1,200,000
3,515,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.680%, 2/5/2009	3,515,000
20,000,000		Arizona Health Facilities Authority, (2008 Series C) Weekly VRDNs (Catholic Healthcare West)/(Bank of America, N.A. LOC), 0.450%, 2/4/2009	20,000,000
21,775,000		Arizona Health Facilities Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America, N.A. LOC), 0.450%, 2/4/2009	21,775,000
1,800,000		Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/4/2009	1,800,000
12,125,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank, N.A., New York LOC), 0.580%, 2/5/2009	12,125,000
3,550,000		Arizona Health Facilities Authority, (Series 2008) Weekly VRDNs (Royal Oaks Life Care Community)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	3,550,000
29,000,000		Arizona School District Financing Program, (Series 2008), 3.00% TANs, 7/30/2009	29,192,248
2,000,000		Arizona Sports & Tourism Authority, (Series 2008) Weekly VRDNs (Allied Irish Banks PLC LOC), 0.600%, 2/4/2009	2,000,000
5,000,000		Glendale, AZ, IDA, (Series 2008) Weekly VRDNs (Midwestern University)/(Bank of America, N.A. LOC), 0.480%, 2/5/2009	5,000,000
2,615,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 0.550%, 2/5/2009	2,615,000
35,000,000	[3,4]	Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/6/2009	35,000,000
4,675,000	[3,4]	Phoenix, AZ, Civic Improvement Corp., MACON (Series 2005L) Weekly VRDNs (Bank of America, N.A. LIQ), 1.530%, 2/5/2009	4,675,000
6,750,000		Phoenix, AZ, IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.550%, 2/4/2009	6,750,000
2,700,000		Phoenix, AZ, IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	2,700,000
4,000,000		Pima County, AZ, IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 0.600%, 2/4/2009	4,000,000
9,310,000	[3,4]	Salt River Project, AZ, Agricultural Improvement & Power District, PUTTERs (Series 2045) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.460%, 2/5/2009	9,310,000
32,125,000		Scottsdale, AZ, IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank, N.A., New York LIQ), 1.500%, 2/4/2009	32,125,000
34,400,000		Scottsdale, AZ, IDA, (Series 2006D) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank, N.A., New York LIQ), 1.500%, 2/4/2009	34,400,000
13,325,000		Scottsdale, AZ, IDA, (Series 2006E) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank, N.A., New York LIQ), 1.500%, 2/4/2009	13,325,000
3,345,000		Sierra Vista, AZ, IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.560%, 2/5/2009	3,345,000
4,000,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.550%, 2/4/2009	4,000,000
8,980,000		Yavapai County, AZ, IDA Hospital Facilities, (Series 1997B) Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 2.000%, 2/5/2009	8,980,000
2,300,000		Yavapai County, AZ, IDA Hospital Facilities, (Series 2008A) Weekly VRDNs (Yavapai Regional Medical Center)/(UBS AG LOC), 0.480%, 2/5/2009	2,300,000
5,560,000		Yavapai County, AZ, Highway Construction Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.750%, 2/5/2009	5,560,000
31,500,000		Yuma, AZ IDA, (Series 2008) Weekly VRDNs (Yuma Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/4/2009	31,500,000
		TOTAL	302,992,248
		Arkansas--0.1%
20,255,000		Fayetteville, AR Public Facilities Board, (Series 2002) Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 0.560%, 2/5/2009	20,255,000
		California--2.9%
33,200,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America, N.A. LOC), 0.620%, 2/2/2009	33,200,000
69,000,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.300%, 2/5/2009	69,000,000
120,190,000		Bay Area Toll Authority, CA, (Series 2004B) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.270%, 2/5/2009	120,190,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$33,600,000		Bay Area Toll Authority, CA, (Series 2006B-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 0.240%, 2/5/2009	$33,600,000
16,400,000		Bay Area Toll Authority, CA, (Series 2006C) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Lloyds TSB Bank PLC, London LIQs), 0.200%, 2/5/2009	16,400,000
10,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 1.700%, 2/5/2009	10,000,000
21,645,000		California Health Facilities Financing Authority, (2008 Series E) Weekly VRDNs (Catholic Healthcare West)/(Bank of America, N.A. LOC), 0.200%, 2/4/2009	21,645,000
26,600,000		California Health Facilities Financing Authority, (2008 Series F) Weekly VRDNs (Catholic Healthcare West)/(Bank of America, N.A. LOC), 0.200%, 2/4/2009	26,600,000
10,000,000		Long Beach, CA, Unified School District, 4.00% BANs, 6/15/2009	10,052,656
30,000,000		Los Angeles, CA, Wastewater System, 0.70% CP, Mandatory Tender 2/13/2009	30,000,000
3,475,000		Los Angeles, CA, Adjustable Rate COP (2007 Series A) Weekly VRDNs (Windward School)/(Allied Irish Banks PLC LOC), 0.330%, 2/5/2009	3,475,000
28,075,000		Stockton, CA, Public Financing Authority, Building Acquisition Financing (Series 2007A) Weekly VRDNs (Stockton, CA)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 1.500%, 2/5/2009	28,075,000
		TOTAL	402,237,656
		Colorado--0.8%
9,100,000		Aurora, CO, (Series 2008B) Weekly VRDNs (The Children's Hospital Association)/(Allied Irish Banks PLC LOC), 0.350%, 2/5/2009	9,100,000
4,835,000		Base Village, CO, Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.530%, 2/5/2009	4,835,000
6,510,000		Base Village, CO, Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.530%, 2/5/2009	6,510,000
15,000,000		Centerra Metropolitian District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.500%, 2/4/2009	15,000,000
23,940,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	23,940,000
15,710,000		Colorado Educational & Cultural Facilities Authority, (Series 2008) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	15,710,000
2,455,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 1.000%, 2/5/2009	2,455,000
8,625,000		Commerce City, CO, Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.530%, 2/5/2009	8,625,000
12,000,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.470%, 2/5/2009	12,000,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001) Weekly VRDNs (Bank of America, N.A. LOC), 0.500%, 2/2/2009	2,800,000
7,455,000		Moffat County, CO, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.400%, 2/4/2009	7,455,000
		TOTAL	108,430,000
		Connecticut--0.3%
14,000,000		Connecticut State HEFA, (Series C) Daily VRDNs (Masonicare)/(Wachovia Bank, N.A. LOC), 0.590%, 2/2/2009	14,000,000
18,765,000		Connecticut State HEFA, (Series D) Daily VRDNs (Masonicare)/(Wachovia Bank, N.A. LOC), 0.620%, 2/2/2009	18,765,000
12,100,000		Hartford, CT, Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 0.500%, 2/5/2009	12,100,000
		TOTAL	44,865,000
		Delaware--0.1%
7,490,000		Delaware Hospital Billing & Collection Agency, (Series 2001) Weekly VRDNs (St. Anne's Episcopal School, DE)/(Wilmington Trust Co. LOC), 2.630%, 2/5/2009	7,490,000
6,900,000		Delaware Hospital Billing & Collection Agency, (Series 2007) Weekly VRDNs (Delaware Hospice Inc.)/(Wilmington Trust Co. LOC), 2.530%, 2/5/2009	6,900,000
		TOTAL	14,390,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		District of Columbia--1.3%
$27,125,000		District of Columbia, (Series 2000A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.750%, 2/4/2009	$27,125,000
92,890,000		District of Columbia, (Series 2000B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.750%, 2/4/2009	92,890,000
4,285,000		District of Columbia, (Series 2008A) Weekly VRDNs (Allied Irish Banks PLC LOC), 0.450%, 2/5/2009	4,285,000
15,610,000		District of Columbia, (Series 2008B) Weekly VRDNs (Bank of America, N.A. LOC), 0.450%, 2/5/2009	15,610,000
4,910,000		District of Columbia, Revenue Bonds, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.580%, 2/6/2009	4,910,000
11,000,000		District of Columbia, Revenue Bonds, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	11,000,000
1,700,000		District of Columbia, Revenue Bonds, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	1,700,000
15,000,000		District of Columbia, Revenue Bonds, (Series 2008) Weekly VRDNs (Washington Drama Society, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/5/2009	15,000,000
6,600,000		District of Columbia, Revenue Bonds, (Series 2009) Weekly VRDNs (American Society of Hematol6ogy, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	6,600,000
4,000,000		District of Columbia, Revenue Bonds, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	4,000,000
		TOTAL	183,120,000
		Florida--7.6%
30,475,000		Brevard County, FL, Health Facilities Authority Weekly VRDNs (Wuesthoff Memorial Hospital)/(Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	30,475,000
42,020,000		Broward County, FL, School District, COP (Series 2004D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.500%, 2/5/2009	42,020,000
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2007-27) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.580%, 2/5/2009	28,375,000
15,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.600%, 2/5/2009	15,000,000
21,370,000		Charlotte County, FL, (Series 2003B) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America, N.A. LIQ), 0.450%, 2/5/2009	21,370,000
33,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	33,211,789
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2008-5) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.580%, 2/5/2009	18,000,000
7,000,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievment of South Florida, Inc.)/(Commerce Bank, N.A., Cherry Hill, NJ LOC), 0.780%, 2/5/2009	7,000,000
10,000,000		Collier County, FL, Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/5/2009	10,000,000
17,000,000		Collier County, FL, Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/5/2009	17,000,000
13,500,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.580%, 2/4/2009	13,500,000
7,510,000		Florida Higher Educational Facilities Financing Authority, (Series 2002) Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 0.780%, 2/5/2009	7,510,000
7,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2006) Weekly VRDNs (Jacksonville University Project)/(Regions Bank, Alabama LOC), 0.750%, 2/5/2009	7,000,000
13,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	13,000,000
25,000,000		Florida Local Government Finance Commission, (Series A), 0.90% CP (Wachovia Bank, N.A. LOC), Mandatory Tender 2/9/2009	25,000,000
15,375,000	[3,4]	Florida State Board of Education, PZ-198, 1.00% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/23/2009	15,375,000
18,395,000	[3,4]	Florida State, Merlots (Series 2008-C07), 2.03% TOBs (Wachovia Bank, N.A. LIQ), Optional Tender 2/11/2009	18,395,000
27,500,000		Highlands County, FL, Health Facilities Authority, (Series 2000-A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.540%, 2/5/2009	27,500,000
26,500,000		Highlands County, FL, Health Facilities Authority, (Series 2000-B) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.540%, 2/5/2009	26,500,000
5,000,000		Highlands County, FL, Health Facilities Authority, (Series 2004A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.540%, 2/5/2009	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$10,000,000		Highlands County, FL, Health Facilities Authority, (Series 2005E) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.520%, 2/5/2009	$10,000,000
13,000,000		Highlands County, FL, Health Facilities Authority, (Series 2005F) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.540%, 2/5/2009	13,000,000
24,725,000		Highlands County, FL, Health Facilities Authority, (Series 2005H) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.470%, 2/5/2009	24,725,000
27,750,000		Highlands County, FL, Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 3.780%, 2/5/2009	27,750,000
5,160,000		Highlands County, FL, Health Facilities Authority, (Series 2006B-3) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.540%, 2/5/2009	5,160,000
25,000,000		Highlands County, FL, Health Facilities Authority, (Series 2008B-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.650%, 2/5/2009	25,000,000
50,000,000		Highlands County, FL, Health Facilities Authority, (Series 2008B-2) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.450%, 2/5/2009	50,000,000
2,160,000		Hillsborough County, FL, IDA, (Series 2001) Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	2,160,000
9,600,000		Hillsborough County, FL, IDA, (Series 2008B) Weekly VRDNs (University Community Hospital)/(Wachovia Bank, N.A. LOC), 1.420%, 2/5/2009	9,600,000
43,005,000	[3,4]	Hillsborough County, FL, IDA, (Series MT-008) Daily VRDNs (University Community Hospital)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.500%, 2/5/2009	43,005,000
4,260,000		Jacksonville, FL, HFDC Weekly VRDNs (River Garden Project)/(Wachovia Bank, N.A. LOC), 0.530%, 2/5/2009	4,260,000
2,500,000		Jacksonville, FL, Transportation Authority, Transportation Revenue Bonds (Series 2008B) Weekly VRDNs (Dexia Credit Local LIQ), 1.000%, 2/5/2009	2,500,000
17,825,000		Lee County, FL, IDA, (Series 2002) Weekly VRDNs (Shell Point Village, FL)/(Bank of America, N.A. LOC), 0.430%, 2/4/2009	17,825,000
5,000,000		Leesburg, FL, Hospital Authority, (Series 2008A) Weekly VRDNs (Central Florida Health Alliance)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	5,000,000
31,500,000		Manatee County, FL, School District, (Series 2008), 3.00% TANs, 10/7/2009	31,774,251
690,000		Miami, FL, Health Facilities Authority, Health Facilities Refunding Revenue Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 0.470%, 2/4/2009	690,000
37,070,000		Miami, FL, Parking System Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (SunTrust Bank LOC), 0.540%, 2/5/2009	37,070,000
5,000,000		Miami-Dade County, FL, IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	5,000,000
57,440,000		Miami-Dade County, FL, School Board, (Series 2008C) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	57,440,000
17,000,000		North Broward Florida Hospital District, (Series 2008A) Weekly VRDNs (TD Banknorth, N.A. LOC), 0.420%, 2/5/2009	17,000,000
3,100,000		Orange County, FL, IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	3,100,000
5,400,000		Orange County, FL, IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	5,400,000
6,930,000		Orange County, FL, Health Facilities Authority, (Series 2006B) Weekly VRDNs (Presbyterian Retirement Communities)/(Branch Banking & Trust Co. LOC), 0.470%, 2/5/2009	6,930,000
16,500,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 0.540%, 2/4/2009	16,500,000
5,250,000		Orange County, FL, Health Facilities Authority, (Series 2008G) Weekly VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 1.000%, 2/4/2009	5,250,000
24,670,000	[3,4]	Orange County, FL, Health Facilities Authority, Stage Trust (Series 2008-64C) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.560%, 2/5/2009	24,670,000
58,235,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.750%, 2/5/2009	58,235,000
11,300,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/ (Citibank, N.A., New York LIQ), 0.560%, 2/5/2009	11,300,000
20,000,000		Orlando, FL, Utilities Commission, Refunding Revenue Bonds (Series 2004), 5.25% Bonds, 7/1/2009	20,273,061
18,465,000		Palm Beach County, FL, (Series 2003) Weekly VRDNs (Morse Obligated Group)/(Commerce Bank, N.A., Cherry Hill, NJ LOC), 0.450%, 2/5/2009	18,465,000
6,410,000		Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 0.680%, 2/5/2009	6,410,000
4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.540%, 2/4/2009	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$3,445,000		Pasco County, FL, Educational Facilities Authority, (Series 1999) Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 0.780%, 2/6/2009	$3,445,000
11,590,000		Santa Rosa County, FL, Health Facilities Revenue Bonds Weekly VRDNs (Baptist Hospital, Inc. (FL))/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	11,590,000
17,600,000		Sarasota County, FL, Public Hospital District, (Series 2007B) Weekly VRDNs (Sarasota Memorial Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 2/6/2009	17,600,000
12,500,000		St. Petersburg, FL, HFA, (Series 2008) Weekly VRDNs (Florida Blood Services, Inc.)/(Wachovia Bank, N.A. LOC), 0.530%, 2/5/2009	12,500,000
13,265,000	[3,4]	Tallahassee, FL, Energy System, Solar Eclipse (Series 2007-078) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.700%, 2/2/2009	13,265,000
5,195,000	[3,4]	Tampa Bay, FL, Water Utility System, Variable Rate Certificates (Series 2001-N) Weekly VRDNs (Bank of America, N.A. LIQ), 3.530%, 2/5/2009	5,195,000
16,325,000		Tampa, FL, (Series 2007) Weekly VRDNs (Dacco, Inc.)/(Wachovia Bank, N.A. LOC), 0.530%, 2/5/2009	16,325,000
12,900,000		Tohopekaliga, FL, Water Authority, (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.500%, 2/5/2009	12,900,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	10,000,000
2,125,000		Venice, FL, Health Care Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/5/2009	2,125,000
		TOTAL	1,055,669,101
		Georgia--4.5%
19,500,000		Atlanta, GA Development Authority, (Series 2007) Weekly VRDNs (Atlanta Botanical Garden, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	19,500,000
10,000,000		Atlanta, GA, Development Authority, (Series 2009) Weekly VRDNs (Georgia Aquarium, Inc.)/(SunTrust Bank LOC), 0.570%, 2/5/2009	10,000,000
167,780,000		Atlanta, GA, Water & Wastewater, (Series 2001 B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/5/2009	167,780,000
20,000,000	[3,4]	Atlanta, GA, Water & Wastewater, EAGLES (Series 2006-0094) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank, N.A., New York LIQ), 0.560%, 2/5/2009	20,000,000
4,760,000		Augusta, GA, HFA, (Series 1999) Weekly VRDNs (Sterling Ridge Apartments)/(Regions Bank, Alabama LOC), 1.500%, 2/5/2009	4,760,000
4,800,000		Cherokee County, GA, Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.590%, 2/4/2009	4,800,000
31,100,000		Dalton, GA, Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	31,100,000
3,430,000		De Kalb Private Hospital Authority, GA, (Series 1994B) Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 0.440%, 2/4/2009	3,430,000
5,500,000		DeKalb County, GA, Development Authority, (Series 2007) Weekly VRDNs (The Paideia School, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	5,500,000
45,480,000		DeKalb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 0.900%, 2/5/2009	45,480,000
12,950,000		DeKalb County, GA, MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments) /(FHLMC LOC), 0.450%, 2/5/2009	12,950,000
2,400,000		Fulton County, GA, Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank, N.A. LOC), 0.550%, 2/5/2009	2,400,000
9,870,000		Fulton County, GA, Development Authority, (Series 2001) Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	9,870,000
4,500,000		Fulton County, GA, Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	4,500,000
5,700,000		Fulton County, GA, Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	5,700,000
12,000,000		Fulton County, GA, Development Authority, (Series 2007) Weekly VRDNs (Piedmont Healthcare, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	12,000,000
25,000,000		Fulton County, GA, Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 0.470%, 2/4/2009	25,000,000
7,000,000		Gainesville & Hall County, GA, Hospital Authority, (Series 2008B) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	7,000,000
8,000,000		Gainesville & Hall County, GA, Hospital Authority, (Series 2008C) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	8,000,000
8,300,000		Gainesville & Hall County, GA, Hospital Authority, (Series 2008E) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	8,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$8,300,000		Gainesville & Hall County, GA, Hospital Authority, (Series 2008F) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	$8,300,000
6,820,000		Gainesville, GA, Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	6,820,000
6,395,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 0.540%, 2/4/2009	6,395,000
17,210,000	[3,4]	Georgia State, PUTTERs (Series 128) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.460%, 2/5/2009	17,210,000
2,184,000		Gwinnett County, GA, Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 0.550%, 2/4/2009	2,184,000
38,790,000		Gwinnett County, GA, Hospital Authority, (Series 2007B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(SunTrust Bank LIQ), 1.500%, 2/4/2009	38,790,000
7,640,000		Gwinnett County, GA, Hospital Authority, (Series A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 0.470%, 2/4/2009	7,640,000
13,350,000		Gwinnett County, GA, Hospital Authority, (Series B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 0.470%, 2/4/2009	13,350,000
13,765,000		Peach County, GA, Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank, N.A. LOC), 0.530%, 2/5/2009	13,765,000
17,100,000		Richmond County, GA, Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(UBS AG LOC), 0.350%, 2/4/2009	17,100,000
8,000,000		Richmond County, GA, Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.600%, 2/4/2009	8,000,000
18,060,000		Rockdale County, GA, Hospital Authority, (Series 2002) Weekly VRDNs (Rockdale Hospital and Health System, Inc.)/(Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	18,060,000
5,700,000		Savannah, GA, EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	5,700,000
22,975,000		Savannah, GA, EDA, (Series 2008B: Indigo Pointe) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank, N.A. LOC), 0.510%, 2/5/2009	22,975,000
28,655,000		South Regional Joint Development Authority, GA, (Series 2008B) Weekly VRDNs (VSU Auxiliary Services Real Estate Foundation, Inc.)/ (Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	28,655,000
		TOTAL	623,014,000
		Hawaii--0.5%
14,960,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 834) Weekly VRDNs (Hawaii Pacific Health)/(JPMorgan Chase & Co. LIQ)/ (JPMorgan Chase & Co. LOC), 0.530%, 2/5/2009	14,960,000
58,325,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 835) Weekly VRDNs (Hawaii Pacific Health)/(JPMorgan Chase & Co. LIQ)/ (JPMorgan Chase & Co. LOC), 0.530%, 2/5/2009	58,325,000
		TOTAL	73,285,000
		Idaho--0.2%
27,000,000		Idaho State, 3.00% TANs, 6/30/2009	27,138,595
		Illinois--7.4%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.540%, 2/5/2009	12,410,000
19,050,000		Chicago, IL Board of Education, (Series 2000B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/5/2009	19,050,000
79,520,000		Chicago, IL, Board of Education, (Series 2000C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/5/2009	79,520,000
21,650,000		Chicago, IL, Board of Education, (Series 2000D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/5/2009	21,650,000
41,425,000	[3,4]	Chicago, IL, Board of Education, (Series 2008-C6), 2.03% TOBs (Assured Guaranty Corp. INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 2/11/2009	41,425,000
17,770,000	[3,4]	Chicago, IL, Board of Education, PUTTERs (Series 2997) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.980%, 2/5/2009	17,770,000
10,500,000		Chicago, IL, Wastewater Transmission Daily VRDNs (Northern Trust Co., Chicago, IL LOC), 0.650%, 2/2/2009	10,500,000
12,000,000		Chicago, IL, Wastewater Transmission, (Series 2008 C-1) Daily VRDNs (Harris, N.A. LOC), 0.650%, 2/2/2009	12,000,000
15,000,000		Chicago, IL, Wastewater Transmission, (Series 2008 C-2) Daily VRDNs (Bank of America, N.A. LOC), 0.650%, 2/2/2009	15,000,000
20,000,000		Chicago, IL, Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2004-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.400%, 2/5/2009	20,000,000
14,900,000		Chicago, IL, Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2004-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.400%, 2/5/2009	14,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$3,225,000		Chicago, IL, Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2004-3) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.400%, 2/5/2009	$3,225,000
9,500,000		Chicago, IL, (Series 2005) Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/5/2009	9,500,000
8,800,000	[3,4]	Chicago, IL, ROCs (Series 10275) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.070%, 2/5/2009	8,800,000
4,250,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.510%, 2/4/2009	4,250,000
7,185,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.280%, 2/5/2009	7,185,000
10,770,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.580%, 2/5/2009	10,770,000
3,900,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	3,900,000
4,815,000		Hopedale Village, IL, (Series 1998) Weekly VRDNs (Hopedale Medical Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.680%, 2/5/2009	4,815,000
2,000,000		Illinois Development Finance Authority IDB Weekly VRDNs (Burpee Museum of Natural History)/(JPMorgan Chase Bank, N.A. LOC), 1.000%, 2/5/2009	2,000,000
30,300,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(Harris, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.350%, 2/4/2009	30,300,000
54,850,000		Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 2.010%, 2/4/2009	54,850,000
1,340,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 1.000%, 2/5/2009	1,340,000
3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.560%, 2/4/2009	3,700,000
16,700,000		Illinois Educational Facilities Authority, (Series B-2), 1.85% TOBs (University of Chicago), Mandatory Tender 7/28/2009	16,700,000
5,545,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 2/4/2009	5,545,000
22,500,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Chicago Historical Society)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/5/2009	22,500,000
2,100,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Elgin Academy)/(RBS Citizens Bank, N.A. LOC), 3.260%, 2/4/2009	2,100,000
18,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	18,000,000
14,500,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Holy Cross Hospital)/(Bank of America, N.A. LOC), 0.580%, 2/5/2009	14,500,000
100,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.600%, 2/5/2009	100,425,000
36,595,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.600%, 2/4/2009	36,595,000
3,000,000		Illinois Finance Authority, (Series 2007F) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(National City Bank LIQ), 1.250%, 2/4/2009	3,000,000
11,100,000		Illinois Finance Authority, (Series 2008A) Daily VRDNs (Northwestern Memorial Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.600%, 2/2/2009	11,100,000
4,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Rush University Medical Center Obligated Group)/(Northern Trust Co., Chicago, IL LOC), 0.250%, 2/5/2009	4,000,000
8,500,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Allied Irish Banks PLC LOC), 0.450%, 2/4/2009	8,500,000
5,700,000		Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.280%, 2/5/2009	5,700,000
19,000,000		Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/4/2009	19,000,000
12,000,000		Illinois Finance Authority, (Series A-2), 1.90% TOBs (Advocate Health Care Network), Mandatory Tender 2/5/2009	12,000,000
19,570,000	[3,4]	Illinois Finance Authority, (Stage Trust Series 2008-27C) Weekly VRDNs (Children's Memorial Hospital)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.530%, 2/5/2009	19,570,000
70,145,000		Illinois Finance Authority, Refunding Bonds (Series 2006A) Weekly VRDNs (Loyola University Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/4/2009	70,145,000
48,605,000		Illinois Finance Authority, Series 2005 Weekly VRDNs (Alexian Brothers Health System)/(FSA INS)/(Harris, N.A. LIQ), 0.600%, 2/5/2009	48,605,000
2,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.600%, 2/5/2009	2,000,000
41,700,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1997) Weekly VRDNs (Rehabilitation Institute of Chicago)/(Bank of America, N.A. LOC), 0.500%, 2/5/2009	41,700,000
75,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 2/5/2009	75,000,000
12,900,000	[3,4]	Illinois State Toll Highway Authority, PUTTERs (Series 2754) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 0.980%, 2/5/2009	12,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$14,855,000		Lombard, IL, (Series 2000: Clover Creek Apartments) Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 0.480%, 2/5/2009	$14,855,000
10,815,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, Austin (Series 2008-3008X) Weekly VRDNs (Bank of America, N.A. LIQ), 1.280%, 2/5/2009	10,815,000
6,580,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26), 2.00% TOBs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York LIQ), Optional Tender 3/11/2009	6,580,000
2,660,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.980%, 2/5/2009	2,660,000
20,985,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (Deutsche Bank AG LIQ), 0.540%, 2/5/2009	20,985,000
8,470,000		Orland Hills, IL, (Series 1985 A) Weekly VRDNs (West Haven Properties Partnership)/(Bank of America, N.A. LOC), 0.560%, 2/4/2009	8,470,000
		TOTAL	1,022,810,000
		Indiana--2.8%
14,930,000		Frankfort, IN EDA, (Series 2004) Weekly VRDNs (Wesley Manor, Inc.)/(KBC Bank, NV LOC), 1.280%, 2/5/2009	14,930,000
4,500,000		Indiana Finance Authority, (Series 2008) Daily VRDNs (Floyd Memorial Hospital and Health Services)/(Branch Banking & Trust Co. LOC), 0.700%, 2/2/2009	4,500,000
78,625,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/4/2009	78,625,000
35,300,000		Indiana Health & Educational Facility Financing Authority, (Series 2005B) Weekly VRDNs (Clarian Health Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 3.500%, 2/4/2009	35,300,000
8,970,000		Indiana Health & Educational Facility Financing Authority, (Series 2005D) Weekly VRDNs (Clarian Health Obligated Group)/(Branch Banking & Trust Co. LOC), 0.430%, 2/4/2009	8,970,000
5,700,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 2/5/2009	5,700,000
7,725,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	7,725,000
165,000		Indiana Health Facility Financing Authority Weekly VRDNs (Crossroads Rehabilitation Center)/(JPMorgan Chase Bank, N.A. LOC), 3.000%, 2/5/2009	165,000
10,730,000		Indiana Health Facility Financing Authority, (Series 2003) Weekly VRDNs (Major Hospital Board of Trustees)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/5/2009	10,730,000
18,400,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/5/2009	18,400,000
25,985,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A) Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 1.280%, 2/5/2009	25,985,000
10,900,000		Indiana State Finance Authority (Health System Bonds), (Series 2008B) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/5/2009	10,900,000
11,500,000		Indiana State Finance Authority (Health System Bonds), (Series 2008D) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America, N.A. LOC), 0.470%, 2/4/2009	11,500,000
11,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008E) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	11,000,000
18,235,000	[3,4]	Indianapolis, IN, Local Public Improvement Bond Bank, PUTTERs (Series 2788) Weekly VRDNs (Indianapolis, IN Waterworks Department)/ (JPMorgan Chase & Co. LIQ), 0.480%, 2/5/2009	18,235,000
29,700,000		Indianapolis, IN, MFH, (Series 2007: Lake Nora & Fox Club Projects) Weekly VRDNs (FARH-Fox Lake Affordable Housing, Inc.)/(FNMA LOC), 0.450%, 2/5/2009	29,700,000
6,530,000		Indianapolis, IN, (Series 2000, Marquette Manor Project) Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC), 0.630%, 2/5/2009	6,530,000
23,215,000		Lawrence, IN, Economic Development Revenue Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.580%, 2/5/2009	23,215,000
55,680,000		Richmond, IN, Hospital Authority, (Series 2005A) Weekly VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.750%, 2/4/2009	55,680,000
1,775,000		St. Joseph County, IN, EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 1.450%, 2/4/2009	1,775,000
4,000,000		Vigo County, IN, EDA, (Series 2001) Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC), 0.780%, 2/5/2009	4,000,000
6,695,000		Winona Lake, IN, EDRB, (Series 2006) Weekly VRDNs (Grace Village Retirement Community) /(Fifth Third Bank, Cincinnati LOC), 2.530%, 2/5/2009	6,695,000
		TOTAL	390,260,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Iowa--0.9%
$14,180,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America, N.A. LOC), 0.560%, 2/5/2009	$14,180,000
9,100,000		Iowa Finance Authority, (Subseries 2005A-1) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(U.S. Bank, N.A. LIQ), 0.800%, 2/4/2009	9,100,000
45,425,000		Iowa Finance Authority, (Subseries 2005A-2) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.800%, 2/4/2009	45,425,000
22,000,000		Iowa Finance Authority, (Subseries 2008A-1) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 0.800%, 2/4/2009	22,000,000
37,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 0.480%, 2/5/2009	37,000,000
		TOTAL	127,705,000
		Kansas--0.2%
15,000,000		Olathe, KS, 2.50% BANs, 12/1/2009	15,000,000
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.560%, 2/5/2009	10,195,000
		TOTAL	25,195,000
		Kentucky--1.2%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.590%, 2/5/2009	20,080,000
4,961,000		Henderson County, KY, (Series 2003B) Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	4,961,000
28,485,000		Kentucky Turnpike Authority, (1985 Series A), 6.00% Bonds (FSA INS), 7/1/2009	28,526,542
74,925,000		Louisville & Jefferson County, KY, Metropolitan Sewer District, (Series 2003B) Daily VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.950%, 2/2/2009	74,925,000
6,650,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 0.580%, 2/5/2009	6,650,000
7,675,000		Russell, KY Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/5/2009	7,675,000
17,125,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/ (Branch Banking & Trust Co. LIQ), 0.530%, 2/5/2009	17,125,000
5,000,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.550%, 2/6/2009	5,000,000
		TOTAL	164,942,542
		Louisiana--3.0%
80,000,000		Ascension Parish, LA, IDB, (Series 2007) Weekly VRDNs (IMTT-Geismar)/(SunTrust Bank LOC), 0.540%, 2/4/2009	80,000,000
41,410,000		Jefferson Parish, LA, Hospital Service District No. 1, (Series A), 5.85% Bonds (United States Treasury PRF 1/1/2010@100), 1/1/2034	43,152,140
100,000,000		Lake Charles, LA, Harbor & Terminal District, (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland NV, Utrecht INV), Mandatory Tender 3/15/2009	100,000,000
7,200,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001) Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 0.590%, 2/4/2009	7,200,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC), 0.800%, 2/4/2009	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC), 0.590%, 2/4/2009	3,350,000
14,900,000	[3,4]	Louisiana Local Government Environmental Facilities Community Development Authority, PUTTERs (Series 2733) Weekly VRDNs (Westlake Chemical Corp.)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/5/2009	14,900,000
10,725,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 0.730%, 2/5/2009	10,725,000
40,000,000		Louisiana Public Facilities Authority, (Series 2004) Weekly VRDNs (Tiger Athletic Foundation)/(Regions Bank, Alabama LOC), 1.000%, 2/5/2009	40,000,000
8,600,000		Louisiana Public Facilities Authority, (Series 2008A) Weekly VRDNs (CommCare Corporation)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/5/2009	8,600,000
7,900,000		Louisiana Public Facilities Authority, (Series 2008D-1) Weekly VRDNs (Christus Health System)/(Bank of Nova Scotia, Toronto LOC), 0.430%, 2/4/2009	7,900,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank, N.A., New York LIQ), 0.780%, 2/5/2009	81,000,000
14,200,000		St. James Parish, LA, (Series 2008) Weekly VRDNs (NuStar Logistics, LP)/(SunTrust Bank LOC), 0.540%, 2/4/2009	14,200,000
5,000,000		St. Tammany Parish Development District, LA, (Series 2008A) Weekly VRDNs (Slidell Development Company, LLC)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	5,000,000
		TOTAL	420,027,140
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maine--0.1%
$5,645,000		Maine Finance Authority, (Series 2008) Weekly VRDNs (Council of International Study Programs, Inc.)/(RBS Citizens Bank, N.A. LOC), 0.600%, 2/5/2009	$5,645,000
3,400,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.450%, 2/5/2009	3,400,000
		TOTAL	9,045,000
		Maryland--1.8%
14,055,000		Baltimore County, MD, IDA, Variable Rate Demand Acquisition Program, (Series 1986) Weekly VRDNs (Baltimore Capital Acquisition)/(GTD by Bayerische Landesbank LOC), 0.550%, 2/4/2009	14,055,000
2,265,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 2/6/2009	2,265,000
8,510,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	8,510,000
5,775,000		Easton, MD, Revenue Bonds, (Series 2008A) Weekly VRDNs (William Hill Manor, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	5,775,000
4,240,000		Howard County, MD, Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 2/3/2009	4,240,000
940,000		Howard County, MD, Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.630%, 2/6/2009	940,000
2,770,000		Maryland IDFA, (Series 2002A) Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC), 0.470%, 2/4/2009	2,770,000
900,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	900,000
1,950,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	1,950,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B) Weekly VRDNs (eMerge, Inc.)/(PNC Bank, N.A. LOC), 0.470%, 2/6/2009	2,185,000
4,160,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/ (Bank of America, N.A. LOC), 0.450%, 2/5/2009	4,160,000
1,482,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 2/3/2009	1,482,000
6,050,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.580%, 2/4/2009	6,050,000
280,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998) Weekly VRDNs (Woodbourne Center, Inc.)/(PNC Bank, N.A. LOC), 0.490%, 2/3/2009	280,000
7,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.470%, 2/4/2009	7,300,000
735,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	735,000
23,555,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 2/6/2009	23,555,000
6,935,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004A) Weekly VRDNs (Shore Health System)/(SunTrust Bank LOC), 0.540%, 2/5/2009	6,935,000
16,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006) Weekly VRDNs (Gilman School, Inc.)/(SunTrust Bank LOC), 0.470%, 2/4/2009	16,800,000
10,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/ (SunTrust Bank LOC), 0.540%, 2/4/2009	10,000,000
2,620,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Gaudenzia Foundation, Inc.)/(PNC Bank, N.A. LOC), 0.470%, 2/6/2009	2,620,000
6,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Boys' Latin School of Maryland, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	6,000,000
1,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Suburban Hospital Healthcare System, Inc.)/ (SunTrust Bank LOC), 0.540%, 2/4/2009	1,500,000
34,675,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008G) Daily VRDNs (University of Maryland Medical System Corporation)/(Wachovia Bank, N.A. LOC), 0.620%, 2/2/2009	34,675,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$2,615,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005) Weekly VRDNs (Yeshivat Rambam Issue)/(PNC Bank, N.A. LOC), 0.470%, 2/6/2009	$2,615,000
3,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997) Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 2/4/2009	3,000,000
10,635,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 2/6/2009	10,635,000
3,985,000	[3,4]	Maryland State Transportation Authority, (BB&T Series 2008-37) Weekly VRDNs (FSA INS)/(Branch Banking & Trust Co. LIQ), 0.450%, 2/5/2009	3,985,000
16,995,000		Montgomery County, MD, EDA, (Series 2002) Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	16,995,000
17,000,000		Montgomery County, MD, EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	17,000,000
1,814,000		Montgomery County, MD, Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 2/3/2009	1,814,000
3,335,000		Montgomery County, MD, Housing Opportunities Commission, (Series 2008-A) Weekly VRDNs (PNC Bank, N.A. LOC), 0.470%, 2/5/2009	3,335,000
18,650,000		Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series A) Daily VRDNs (Dexia Credit Local LIQ), 0.600%, 2/2/2009	18,650,000
950,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.580%, 2/6/2009	950,000
8,000,000		Westminster, MD Educational Facilities, (Series 2000) Weekly VRDNs (Western Maryland College, Inc.)/(Wachovia Bank, N.A. LOC), 0.510%, 2/5/2009	8,000,000
		TOTAL	252,661,000
		Massachusetts--2.5%
5,000,000		Beverly, MA, 1.50% BANs, 10/21/2009	5,032,198
5,355,000		Commonwealth of Massachusetts, (Series A), 5.50% Bonds, 2/1/2009	5,355,000
28,500,000		Commonwealth of Massachusetts, (Series B), 4.00% RANs, 4/30/2009	28,622,107
40,000,000		Commonwealth of Massachusetts, 3.00% BANs, 3/5/2009	40,077,621
4,600,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A) Daily VRDNs (Dexia Credit Local LIQ), 2.000%, 2/2/2009	4,600,000
29,390,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America, N.A. LIQ), 0.580%, 2/5/2009	29,390,000
15,170,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America, N.A. LOC), 0.500%, 2/4/2009	15,170,000
2,690,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America, N.A. LOC), 0.500%, 2/4/2009	2,690,000
22,810,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.580%, 2/5/2009	22,810,000
20,000,000		Massachusetts HEFA, (Series A) Weekly VRDNs (Suffolk University)/(RBS Citizens Bank, N.A. LOC), 0.680%, 2/5/2009	20,000,000
7,500,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/(JPMorgan Chase Bank, N.A. LOC), 0.520%, 2/5/2009	7,500,000
5,320,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Bank of America, N.A. LOC), 0.550%, 2/5/2009	5,320,000
19,200,000		Massachusetts School Building Authority, (Series A), 0.40% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 5/5/2009	19,200,000
6,290,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(RBS Citizens Bank, N.A. LOC), 0.680%, 2/5/2009	6,290,000
4,280,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(RBS Citizens Bank, N.A. LOC), 0.680%, 2/4/2009	4,280,000
20,200,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 0.800%, 2/4/2009	20,200,000
2,305,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.520%, 2/5/2009	2,305,000
26,320,000		Massachusetts State Development Finance Agency, (Series B) Weekly VRDNs (Linden Ponds, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.050%, 2/5/2009	26,320,000
20,500,000	[3,4]	Massachusetts State Development Finance Agency, AUSTIN (Series 2007-344) Weekly VRDNs (Newbridge on the Charles)/(Bank of America, N.A. LIQ)/(Bank of America, N.A. LOC), 0.640%, 2/5/2009	20,500,000
46,500,000		Quincy, MA, 1.50% BANs, 1/29/2010	46,889,379
15,000,000		Weston, MA, 3.00% BANs, 2/6/2009	15,000,999
		TOTAL	347,552,304
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--3.6%
$2,700,000		Board of Trustees of Grand Valley State University, MI, (Series 2008-B) Weekly VRDNs (RBS Citizens Bank, N.A. LOC), 0.400%, 2/5/2009	$2,700,000
15,000,000	[3,4]	Detroit, MI Sewage Disposal System, Eagles (Series 2006-0127) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank, N.A., New York LIQ), 0.570%, 2/5/2009	15,000,000
4,995,000	[3,4]	Detroit, MI Water Supply System, (PT-3903) Weekly VRDNs (Assured Guaranty Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 1.090%, 2/5/2009	4,995,000
10,705,000	[3,4]	Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7) Weekly VRDNs (Kent County, MI)/(JPMorgan Chase & Co. LIQ), 0.500%, 2/4/2009	10,705,000
10,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.530%, 2/5/2009	10,000,000
10,500,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.530%, 2/5/2009	10,500,000
7,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.700%, 2/5/2009	7,000,000
63,120,000		Kalamazoo, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Bronson Methodist Hospital)/(FSA INS)/(National City Bank LOC), 1.500%, 2/4/2009	63,120,000
12,000,000		Livonia, MI Economic Development Corp., (Series 2007) Weekly VRDNs (Madonna University)/(RBS Citizens Bank, N.A. LOC), 0.680%, 2/6/2009	12,000,000
17,585,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/5/2009	17,585,000
3,600,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	3,600,000
38,300,000		Michigan Higher Education Facilities Authority, (Series 2008A) Weekly VRDNs (Thomas M Cooley Law School)/(Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	38,300,000
14,000,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(RBS Citizens Bank, N.A. LOC), 0.500%, 2/5/2009	14,000,000
10,000,000		Michigan Municipal Bond Authority Clean Water Revolving Fund, 3.00% BANs, 7/15/2009	10,095,104
3,500,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	3,500,000
1,105,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.800%, 2/2/2009	1,105,000
98,450,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/4/2009	98,450,000
17,100,000		Michigan State Hospital Finance Authority, (Series 2008B) Weekly VRDNs (McLaren Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/4/2009	17,100,000
12,360,000		Michigan State Hospital Financial Authority, (Series 2006C) Weekly VRDNs (Henry Ford Health System, MI)/(RBS Citizens Bank, N.A. LOC), 0.440%, 2/4/2009	12,360,000
9,380,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/ (FNMA LOC), 0.550%, 2/5/2009	9,380,000
11,300,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/(Comerica Bank LOC), 0.700%, 2/2/2009	11,300,000
1,580,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 1.030%, 2/5/2009	1,580,000
75,000,000		Michigan State, 3.00% RANs, 9/30/2009	75,462,292
20,775,000	[3,4]	Michigan State, Grant Anticipation Bonds PUTTERs (Series 2097) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 0.980%, 2/5/2009	20,775,000
6,500,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.350%, 2/4/2009	6,500,000
17,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America, N.A. LOC), 0.450%, 2/4/2009	17,000,000
		TOTAL	494,112,396
		Minnesota--1.6%
1,975,000		Apple Valley, MN, IDRB (Series 1995) Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 1.030%, 2/5/2009	1,975,000
5,000,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.550%, 2/5/2009	5,000,000
15,735,000	[3,4]	Bloomington, MN, (Series 2008-52C) Weekly VRDNs (Minnesota Masonic Home Care Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), 0.530%, 2/5/2009	15,735,000
7,000,000		Center City, MN, (Series 2000) Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 0.780%, 2/5/2009	7,000,000
2,500,000		Center City, MN, (Series 2002) Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 0.780%, 2/5/2009	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$4,550,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	$4,550,000
4,300,000		Mendota Heights, MN, (Series 1999) Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC), 0.620%, 2/5/2009	4,300,000
5,800,000		Minneapolis, MN Health Care System, (Series 2008C) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/4/2009	5,800,000
2,300,000		Minneapolis, MN Health Care System, (Series 2008D) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.450%, 2/4/2009	2,300,000
3,386,000		Minneapolis, MN, (Series 2001) Daily VRDNs (Minnehaha Academy)/(U.S. Bank, N.A. LOC), 0.550%, 2/2/2009	3,386,000
16,710,000		Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.550%, 2/5/2009	16,710,000
7,630,000		Minneapolis, MN, Library Bonds (Series 2003) Weekly VRDNs (Dexia Credit Local LIQ), 0.670%, 2/5/2009	7,630,000
11,700,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A - Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(FSA INS)/(U.S. Bank, N.A. LIQ), 0.650%, 2/2/2009	11,700,000
7,320,000		Minnesota Agricultural and Economic Development Board, (Series 1996) Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC), 0.780%, 2/5/2009	7,320,000
4,000,000	[3,4]	Minnesota State HFA, (Series E-9) Weekly VRDNs (Wells Fargo Bank, N.A. INV)/(Royal Bank of Canada, Montreal LIQ), 0.580%, 2/5/2009	4,000,000
1,600,000		Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 0.600%, 2/4/2009	1,600,000
1,935,000		Minnesota State Higher Education Facility Authority, (Series Six E-1) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.480%, 2/5/2009	1,935,000
1,745,000		Minnesota State Higher Education Facility Authority, (Series Six-E2) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.480%, 2/5/2009	1,745,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(Bank of New York LOC), 0.470%, 2/5/2009	4,100,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.550%, 2/5/2009	4,560,000
3,575,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America, N.A. LOC), 0.580%, 2/6/2009	3,575,000
5,085,000		Robbinsdale, MN, (Series 2008A-1) Weekly VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 0.550%, 2/5/2009	5,085,000
10,000,000		Rochester, MN Health Care Facility Authority, (Series D), 1.68% TOBs (Mayo Foundation), Mandatory Tender 3/30/2009	10,000,000
10,000,000		Rochester, MN Health Care Facility Authority, (Series E), 1.68% TOBs (Mayo Foundation), Mandatory Tender 3/7/2009	10,000,000
13,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank, N.A. LOC), 0.530%, 2/5/2009	13,000,000
28,500,000		Southern Minnesota Municipal Power Agency, 0.450% CP, Mandatory Tender 3/5/2009	28,500,000
3,000,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.480%, 2/5/2009	3,000,000
13,220,000		St. Cloud, MN, (Series 2008B) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.480%, 2/5/2009	13,220,000
3,335,000		St. Cloud, MN, (Series 2008C) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.510%, 2/5/2009	3,335,000
5,565,000		St. Louis Park, MN, (Series 2003) Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 0.550%, 2/5/2009	5,565,000
4,250,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2001) Daily VRDNs (Cretin-Derham Hall)/(Allied Irish Banks PLC LOC), 0.620%, 2/5/2009	4,250,000
4,100,000		St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 0.700%, 2/4/2009	4,100,000
2,115,000		St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H) Weekly VRDNs (Dexia Credit Local LOC), 4.000%, 2/4/2009	2,115,000
4,700,000		University of Minnesota, (Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2009	4,700,000
		TOTAL	224,291,000
		Mississippi--0.6%
30,745,000		Mississippi Business Finance Corp., (Series 2006) Weekly VRDNs (Rush Medical Foundation)/(Regions Bank, Alabama LOC), 0.900%, 2/6/2009	30,745,000
14,250,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Gulf Ship, LLC)/(Regions Bank, Alabama LOC), 0.730%, 2/5/2009	14,250,000
11,850,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	11,850,000
7,765,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.780%, 2/5/2009	7,765,000
7,200,000		Mississippi Development Bank, (Series 2008) Weekly VRDNs (Mississippi Convention Center)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	7,200,000
6,235,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.450%, 2/5/2009	6,235,000
		TOTAL	78,045,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--1.7%
$11,650,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Bank of America, N.A. LOC), 0.460%, 2/4/2009	$11,650,000
20,350,000		Missouri State HEFA, (Series 2005C-1) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.900%, 2/2/2009	20,350,000
7,500,000		Missouri State HEFA, (Series 2005C-2) Weekly VRDNs (SSM Healthcare)/(Bank of America, N.A. LOC), 0.460%, 2/4/2009	7,500,000
47,565,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Citibank, N.A., New York LIQ), 1.500%, 2/4/2009	47,565,000
6,500,000		Missouri State HEFA, (Series 2005D-1) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/4/2009	6,500,000
12,400,000		Missouri State HEFA, (Series 2005D-2) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/4/2009	12,400,000
55,000,000		Missouri State HEFA, (Series 2008-D) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Royal Bank of Canada, Montreal LIQ), 0.450%, 2/5/2009	55,000,000
16,700,000		Missouri State HEFA, (Series 2008-F) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(JPMorgan Chase Bank, N.A. LIQ), 0.480%, 2/4/2009	16,700,000
16,700,000		Missouri State HEFA, (Series 2008-H) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Northern Trust Co., Chicago, IL LIQ), 0.460%, 2/4/2009	16,700,000
9,000,000		Missouri State HEFA, (Series C-4), 3.50% TOBs (Ascension Health Credit Group), Mandatory Tender 11/15/2009	9,186,541
20,000,000		Missouri State HEFA, (Subseries 2005A-2) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/4/2009	20,000,000
7,400,000		Missouri State HEFA, 2008 A Weekly VRDNs (Children's Mercy Hospital)/(UBS AG LOC), 0.550%, 2/4/2009	7,400,000
		TOTAL	230,951,541
		Montana--0.1%
16,000,000		Richland County, MT, (Series 2006) Weekly VRDNs (Sidney Health Center)/(Allied Irish Banks PLC LOC), 0.580%, 2/5/2009	16,000,000
		Multi State--0.1%
11,610,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT)/(Series 2007-50) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.580%, 2/5/2009	11,610,000
3,485,000		Dallas County, AL, Housing Development Corp., (Series 1999: Jim Manor Garden Homes) Weekly VRDNs (Dallas County, AL)/(Wachovia Bank, N.A. LOC), 0.600%, 2/6/2009	3,485,000
2,845,000	[3,4]	Delaware River Port Authority Revenue, (SGA 89) Daily VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.950%, 2/2/2009	2,845,000
		TOTAL	17,940,000
		Nevada--1.1%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	6,500,000
26,700,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	26,700,000
14,350,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.550%, 2/4/2009	14,350,000
49,455,000		Clark County, NV School District, (Series 2001B) Daily VRDNs (FSA INS)/(GTD by Bayerische Landesbank LIQ), 0.690%, 2/2/2009	49,455,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.700%, 2/5/2009	28,500,000
21,400,000		Reno, NV Hospital Revenue Bonds, (Series 2008B) Weekly VRDNs (Renown Regional Medical Center)/(Union Bank of California, N.A. LOC), 0.500%, 2/5/2009	21,400,000
5,500,000		Reno, NV Hospital Revenue Bonds, (Series 2009A) Weekly VRDNs (Renown Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.400%, 2/4/2009	5,500,000
6,000,000		Reno, NV Hospital Revenue Bonds, (Series 2009B) Weekly VRDNs (Renown Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.500%, 2/5/2009	6,000,000
		TOTAL	158,405,000
		New Jersey--2.2%
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2007-20) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.580%, 2/5/2009	21,000,000
10,985,000		East Brunswick Township, NJ, 2.00% BANs, 2/19/2009	10,986,913
4,200,000		Mercer County, NJ, 2.25% BANs, 1/14/2010	4,254,613
10,000,000		Monroe Township (Middlesex County), NJ, 2.25% BANs, 2/12/2009	10,001,326
10,537,000		Montclair Township, NJ, 2.50% BANs, 12/18/2009	10,632,520
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$4,600,000		Montclair Township, NJ, Temporary Notes, 2.50% BANs, 12/18/2009	$4,641,700
11,925,000		New Jersey EDA, (2008 Series X) Weekly VRDNs (New Jersey State)/(Bank of America, N.A. LOC), 0.250%, 2/4/2009	11,925,000
1,800,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America, N.A. LOC), 0.200%, 2/5/2009	1,800,000
108,600,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 12004) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.060%, 2/5/2009	108,600,000
3,000,000		New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/4/2009	3,000,000
13,642,000		Passaic County, NJ, 2.25% BANs, 5/13/2009	13,651,236
38,000,000		Readington Township, NJ, 2.00% BANs, 2/5/2009	38,000,814
8,886,113		Roxbury Township, NJ, 2.50% BANs, 12/4/2009	8,922,568
5,000,000		Sea Isle City, NJ, 2.50% BANs, 12/10/2009	5,016,711
13,010,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 0.440%, 2/5/2009	13,010,000
35,000,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	35,114,562
		TOTAL	300,557,963
		New York--2.7%
12,350,000	[3,4]	Erie County, NY IDA, (Putters Series 2090) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.930%, 2/5/2009	12,350,000
3,875,000		Islip, NY Union Free School District, 2.50% TANs, 6/26/2009	3,887,144
40,000,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wuerttemberg LOCs), 0.400%, 2/4/2009	40,000,000
10,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 2.90% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 2/12/2009	10,000,000
10,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 2.90% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 3/10/2009	10,000,000
26,300,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008D) Weekly VRDNs (Dexia Credit Local LIQ), 1.750%, 2/4/2009	26,300,000
23,025,000		Nassau, NY Health Care Corp., (Series 2004C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.150%, 2/5/2009	23,025,000
8,490,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America, N.A. and Citibank, N.A., New York LOCs), 0.400%, 2/4/2009	8,490,000
4,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-2) Daily VRDNs (Dexia Credit Local LIQ), 1.000%, 2/2/2009	4,000,000
7,350,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 1.000%, 2/2/2009	7,350,000
350,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2009	350,000
6,850,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-B) Daily VRDNs (Citibank, N.A., New York LIQ), 0.600%, 2/2/2009	6,850,000
6,500,000		New York City, NY, (Fiscal 1994 Series H-2) Daily VRDNs (Wachovia Bank, N.A. LIQ), 0.550%, 2/2/2009	6,500,000
12,200,000		New York City, NY, (Fiscal 1994 Series H-3) Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.600%, 2/2/2009	12,200,000
1,695,000		New York City, NY, (Fiscal 2006 Series H-1) Daily VRDNs (Dexia Credit Local LOC), 1.000%, 2/2/2009	1,695,000
28,000,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.820%, 2/5/2009	28,000,000
8,000,000		New York State Dormitory Authority, (Series 2006A) Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 0.200%, 2/4/2009	8,000,000
40,000,000		New York State Dormitory Authority, (Series 2006A-1) Weekly VRDNs (University of Rochester, NY)/(Bank of America, N.A. LOC), 0.390%, 2/4/2009	40,000,000
65,500,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C) Weekly VRDNs (City University of New York)/(Bank of America, N.A. LOC), 0.350%, 2/5/2009	65,500,000
10,000,000		New York State Local Government Assistance Corp., (Senior Series 2008B-BV2) Weekly VRDNs (Dexia Credit Local LIQ), 1.250%, 2/4/2009	10,000,000
14,400,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.350%, 2/5/2009	14,400,000
14,000,000		Oswego, NY City School District, 2.50% BANs, 8/14/2009	14,047,455
8,700,000		Tonawanda Town, NY, 2.50% BANs, 9/9/2009	8,738,647
15,000,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 1.650%, 2/4/2009	15,000,000
		TOTAL	376,683,246
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--2.0%
$70,000,000		Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank, N.A. LIQ), 0.500%, 2/5/2009	$70,000,000
7,523,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 0.65% CP (Wachovia Bank, N.A. LOC), Mandatory Tender 4/20/2009	7,523,000
28,000,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 0.75% CP (Wachovia Bank, N.A. LOC), Mandatory Tender 4/20/2009	28,000,000
49,525,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007F) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/5/2009	49,525,000
38,135,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007J) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/5/2009	38,135,000
10,100,000		Mecklenburg County, NC, (2006 Mecklenburg County) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.440%, 2/5/2009	10,100,000
6,595,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank, N.A. LOC), 0.470%, 2/4/2009	6,595,000
20,710,000		North Carolina Medical Care Commission, (Series 1992B) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank, N.A. LIQ), 0.550%, 2/5/2009	20,710,000
5,000,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	5,000,000
4,905,000		North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	4,905,000
2,100,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	2,100,000
7,400,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (North Carolina Baptist)/(RBC Bank (USA) LIQ), 0.550%, 2/5/2009	7,400,000
6,700,000		North Carolina Medical Care Commission, (Series 2009C) Weekly VRDNs (North Carolina Baptist)/(Branch Banking & Trust Co. LIQ), 0.550%, 2/5/2009	6,700,000
12,320,000		North Carolina Medical Care Commission, Revenue Bonds (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)/(Branch Banking & Trust Co. LIQ), 0.400%, 2/5/2009	12,320,000
4,000,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	4,000,000
5,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	5,062,067
		TOTAL	278,075,067
		Ohio--6.0%
3,125,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank NV LOC), 0.650%, 2/5/2009	3,125,000
9,650,000		Ashland County, OH, (Series 2005) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 2.030%, 2/5/2009	9,650,000
16,500,000		Athens County, OH Port Authority, (Series 2000) Weekly VRDNs (Housing for Ohio, Inc.)/(Wachovia Bank, N.A. LOC), 0.520%, 2/5/2009	16,500,000
46,050,000		Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 2/6/2009	46,050,000
8,000,000		Butler County, OH, 2.25% BANs, 8/6/2009	8,020,031
10,685,000	[3,4]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 1.000%, 2/4/2009	10,685,000
1,925,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.480%, 2/5/2009	1,925,000
8,500,000		Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of America, N.A. LOC), 0.420%, 2/5/2009	8,500,000
7,480,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC), 1.500%, 2/5/2009	7,480,000
8,000,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/5/2009	8,000,000
3,905,000		Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 0.550%, 2/5/2009	3,905,000
5,000,000		Cuyahoga County, OH IDA, (Series A-1 Remarketing) Weekly VRDNs (University School)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	5,000,000
3,900,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	3,900,000
4,860,000		Darke County, OH Weekly VRDNs (Brethren Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 1.280%, 2/5/2009	4,860,000
21,830,000		Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	21,830,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$6,000,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America, N.A. LOC), 1.000% 2/5/2009	$6,000,000
2,425,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 2/5/2009	2,425,000
9,480,000		Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	9,480,000
6,165,000		Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 2.350%, 2/5/2009	6,165,000
14,705,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (First Community Village)/(KBC Bank NV LOC), 0.480%, 2/5/2009	14,705,000
8,520,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.550%, 2/5/2009	8,520,000
17,790,000		Franklin County, OH Hospital Facility Authority, (Series 2008C) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 2/5/2009	17,790,000
26,050,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 2/5/2009	26,050,000
13,065,000		Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 2/5/2009	13,065,000
5,505,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.470%, 2/5/2009	5,505,000
1,550,000		Hamilton County, OH Hospital Facilities Authority, (Series 2007M) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 2/5/2009	1,550,000
4,615,000		Hamilton County, OH Hospital Facilities Authority, (Series 2007N) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 2/5/2009	4,615,000
28,245,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 0.550%, 2/5/2009	28,245,000
20,500,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 0.700%, 2/5/2009	20,500,000
12,468,000		Hamilton, OH, 2.00% BANs, 9/10/2009	12,468,000
41,020,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 2.750%, 2/5/2009	41,020,000
8,820,000		Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Key Bank, N.A. LOC), 0.850%, 2/5/2009	8,820,000
3,800,000		Hilliard, OH, (Series 2008), 2.25% BANs, 8/27/2009	3,810,589
15,000,000		Huber Heights, OH City School District, 2.00% BANs, 8/18/2009	15,068,550
10,625,000		Kent State University, OH Weekly VRDNs (Key Bank, N.A. LOC), 0.850%, 2/5/2009	10,625,000
15,555,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	15,555,000
31,740,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.470%, 2/5/2009	31,740,000
3,975,000		Louisville, OH, (Series 1999A) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 0.730%, 2/5/2009	3,975,000
4,330,000		Louisville, OH, (Series 1999B) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 0.730%, 2/5/2009	4,330,000
7,000,000		Lucas County, OH HDA, (Series A) Weekly VRDNs (ProMedica Healthcare Obligated Group) /(UBS AG LOC), 0.650%, 2/4/2009	7,000,000
7,400,000		Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.630%, 2/5/2009	7,400,000
9,925,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 2.550%, 2/5/2009	9,925,000
8,315,000		Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	8,315,000
19,036,771		Maple Heights, OH City School District, 3.50% BANs, 11/5/2009	19,163,472
2,245,000		Middletown, OH Weekly VRDNs (Bishop Fenwick High School)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2009	2,245,000
33,895,000	[3,4]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank PLC, London LOC), 0.540%, 2/5/2009	33,895,000
15,000,000		Middletown, OH, (Series 2008A) Weekly VRDNs (Atrium Medical Center Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2009	15,000,000
18,500,000		Middletown, OH, (Series 2008B) Weekly VRDNs (Atrium Medical Center Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2009	18,500,000
49,700,000	[3,4]	Montgomery County, OH Hospital Authority, (MT-567) Daily VRDNs (Kettering Medical Center)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.490%, 2/5/2009	49,700,000
10,200,000		New Albany, OH Community Authority, (Series C) Weekly VRDNs (Key Bank, N.A. LOC), 1.300%, 2/5/2009	10,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$46,500,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 0.800%, 2/4/2009	$46,500,000
4,800,000		Ohio State Higher Educational Facilities Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 1.900%, 2/5/2009	4,800,000
10,700,000		Ohio State Higher Educational Facilities, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 2/5/2009	10,700,000
6,255,000		Ohio State Higher Educational Facilities, Pooled Financing (Series 2003A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.500%, 2/5/2009	6,255,000
2,650,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/ (Barclays Bank PLC LOC), 0.400%, 2/4/2009	2,650,000
4,030,000		Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America, N.A. LOC), 0.560%, 2/5/2009	4,030,000
16,020,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/ (Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 0.400%, 2/4/2009	16,020,000
3,000,000		Port of Greater Cincinnati, OH Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(Bank of America, N.A. LOC), 0.470%, 2/5/2009	3,000,000
15,020,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	15,020,000
5,070,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/ (Fifth Third Bank, Cincinnati LOC), 1.280%, 2/5/2009	5,070,000
1,735,000		Summit County, OH, (Series 1996) Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC), 0.750%, 2/5/2009	1,735,000
5,030,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	5,030,000
5,000,000		University of Cincinnati, OH, (Series B) Weekly VRDNs (Bayerische Landesbank LOC), 0.500%, 2/5/2009	5,000,000
9,205,000		University of Cincinnati, OH, (Series E), 2.75% BANs, 7/21/2009	9,248,377
17,475,000		Vandalia Butler, OH City School District, 2.125% BANs, 6/4/2009	17,526,586
595,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995) Weekly VRDNs (D & M Realty)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 2/5/2009	595,000
4,200,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank, N.A. LOC), 0.700%, 2/5/2009	4,200,000
20,000,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	20,000,000
6,325,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 2/5/2009	6,325,000
		TOTAL	836,505,605
		Oklahoma--0.1%
1,400,000		Oklahoma Development Finance Authority, (Series 2001) Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America, N.A. LOC), 0.630%, 2/5/2009	1,400,000
7,575,000		Oklahoma Industries Authority, (Series 2005) Weekly VRDNs (Oklahoma Christian University)/(Bank of America, N.A. LOC), 0.560%, 2/5/2009	7,575,000
6,500,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America, N.A. LOC), 0.500%, 2/5/2009	6,500,000
		TOTAL	15,475,000
		Oregon--0.6%
70,000,000		Oregon State, (Series 2008A), 3.00% TANs, 6/30/2009	70,365,050
5,000,000		Oregon State, Veteran's Welfare Bonds (Series 73G) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/4/2009	5,000,000
7,825,000		Oregon State, Veterans' Welfare Bonds (Series 85) Daily VRDNs (Dexia Credit Local LIQ), 0.650%, 2/2/2009	7,825,000
		TOTAL	83,190,050
		Pennsylvania--7.4%
7,780,000		Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village - Brethren Home Community)/(PNC Bank, N.A. LOC), 0.500%, 2/5/2009	7,780,000
7,480,000		Allegheny County, PA Hospital Development, (Series 2005A) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.820%, 2/5/2009	7,480,000
55,995,000	[3,4]	Allegheny County, PA Hospital Development, (Series MT-506) Daily VRDNs (University of Pittsburgh Medical Center)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.490%, 2/5/2009	55,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$9,810,000	[3,4]	Allegheny County, PA Hospital Development, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(J.P. Morgan Chase & Co. LIQ)/ (JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/5/2009	$9,810,000
3,300,000		Allegheny County, PA IDA, (Series B) Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	3,300,000
2,430,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002) Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.500%, 2/5/2009	2,430,000
13,150,000		Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank, N.A. LOC), 0.600%, 2/2/2009	13,150,000
3,200,000		Beaver County, PA IDA, (Series 2006-A) Daily VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.400%, 2/2/2009	3,200,000
24,235,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.550%, 2/4/2009	24,235,000
83,185,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank, N.A. LOC), 0.500%, 2/4/2009	83,185,000
6,100,000		Berks County, PA Municipal Authority, (Series A of 2008) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 0.450%, 2/5/2009	6,100,000
13,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.250%, 2/5/2009	13,000,000
8,965,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Banknorth N.A. LOC), 0.450%, 2/5/2009	8,965,000
8,850,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	8,850,000
8,000,000		Chester County, PA IDA, (Series 2008A) Weekly VRDNs (University Student Housing LLC)/(Citizens Bank of Pennsylvania LOC), 0.450%, 2/5/2009	8,000,000
3,220,000		Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 0.630%, 2/4/2009	3,220,000
8,200,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	8,200,000
2,500,000		Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank NV LOC), 0.650%, 2/5/2009	2,500,000
13,400,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America, N.A. LOC), 0.500%, 2/5/2009	13,400,000
2,805,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 2.000%, 2/5/2009	2,805,000
10,630,000		Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.820%, 2/6/2009	10,630,000
4,500,000		Dauphin County, PA, (Series of 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.470%, 2/5/2009	4,500,000
13,295,000	[3,4]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.440%, 2/5/2009	13,295,000
18,550,000		Downingtown Area School District, PA, (Series of 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.750%, 2/4/2009	18,550,000
8,255,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.600%, 2/5/2009	8,255,000
8,870,000		Franklin County, PA IDA, (Series of 2006) Weekly VRDNs (Menno-Haven, Inc.)/(Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	8,870,000
10,680,000		Harveys Lake, PA General Municipal Authority, (Series 2008) Weekly VRDNs (Misericordia University)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	10,680,000
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.470%, 2/5/2009	4,000,000
6,000,000		Indiana County, PA IDA, (Series 2006) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/4/2009	6,000,000
2,375,000		Lancaster, PA Municipal Authority, (Series C of 2006) Weekly VRDNs (Garden Spot Village)/(Fulton Bank LOC), 0.750%, 2/4/2009	2,375,000
13,025,000		Lawrence County, PA IDA, (Series 2003) Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC), 0.600%, 2/5/2009	13,025,000
1,055,000		Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank, N.A. LOC), 0.510%, 2/5/2009	1,055,000
50,800,000		Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 0.450%, 2/5/2009	50,800,000
8,220,000		Luzerne County, PA Convention Center, (Series A of 1998) Weekly VRDNs (PNC Bank, N.A. LOC), 0.470%, 2/5/2009	8,220,000
6,600,000		Montgomery County, PA IDA, PCR (2002 Series A) Weekly VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank, N.A. LOC), 0.600%, 2/4/2009	6,600,000
2,270,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.250%, 2/5/2009	2,270,000
1,200,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.600%, 2/4/2009	1,200,000
400,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	400,000
4,000,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(Bank of America, N.A. LOC), 0.480%, 2/5/2009	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$12,815,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America, N.A. LIQ), 0.450%, 2/4/2009	$12,815,000
7,230,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America, N.A. LIQ), 0.450%, 2/4/2009	7,230,000
75,450,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.500%, 2/5/2009	75,450,000
30,000,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008B) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.500%, 2/5/2009	30,000,000
3,440,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank, N.A., Cherry Hill, NJ LOC), 0.560%, 2/5/2009	3,440,000
3,700,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank, N.A., Cherry Hill, NJ LOC), 0.560%, 2/5/2009	3,700,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thueringen LOC), 0.520%, 2/5/2009	3,000,000
11,500,000		Pennsylvania State Higher Education Facilities Authority, (Series B of 2008) Weekly VRDNs (St. Joseph's University)/(Citizens Bank of Pennsylvania LOC), 0.400%, 2/4/2009	11,500,000
7,700,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3) Weekly VRDNs (Messiah College)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 2/5/2009	7,700,000
5,520,000		Pennsylvania State Higher Education Facilities Authority, (Series J1) Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.720%, 2/5/2009	5,520,000
9,700,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 2/5/2009	9,700,000
10,705,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(Dexia Credit Local LIQ), 3.770%, 2/5/2009	10,705,000
20,000,000		Pennsylvania State Turnpike Commission, (Series B-4 of 2008) Weekly VRDNs (Bank of America, N.A. LOC), 0.450%, 2/5/2009	20,000,000
4,750,000		Pennsylvania State University, (Series 2002) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.470%, 2/5/2009	4,750,000
5,800,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 0.500%, 2/2/2009	5,800,000
2,900,000		Philadelphia, PA Authority for Industrial Development, (Series 1998) Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank, N.A. LOC), 0.620%, 2/5/2009	2,900,000
5,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.470%, 2/5/2009	5,000,000
23,880,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America, N.A. LOC), 0.470%, 2/5/2009	23,880,000
2,430,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003) Daily VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank, N.A., Cherry Hill, NJ LOC), 0.560%, 2/5/2009	2,430,000
7,600,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily VRDNs (Children's Hospital of Philadelphia)/(Bank of America, N.A. LIQ), 0.550%, 2/2/2009	7,600,000
5,700,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series A of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/ (Wachovia Bank, N.A. LIQ), 0.550%, 2/2/2009	5,700,000
21,800,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series B of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/ (Wachovia Bank, N.A. LIQ), 0.550%, 2/2/2009	21,800,000
15,000,000		Philadelphia, PA School District, (Series 2008 A-2) Weekly VRDNs (Bank of America, N.A. LOC), 0.450%, 2/5/2009	15,000,000
3,500,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	3,500,000
35,000,000		Philadelphia, PA School District, (Series 2008 B-2) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	35,000,000
29,900,000		Philadelphia, PA School District, (Series 2008 B-3) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	29,900,000
54,500,000		Philadelphia, PA School District, (Series 2008 B-4) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	54,500,000
7,795,000		Philadelphia, PA School District, (Series 2008 D-1) Weekly VRDNs (PNC Bank, N.A. LOC), 0.470%, 2/5/2009	7,795,000
40,450,000		Philadelphia, PA Water & Wastewater System, (Series 2003) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.450%, 2/4/2009	40,450,000
5,300,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 1.320%, 2/5/2009	5,300,000
28,740,000		Pittsburgh, PA Water & Sewer Authority, (Series C-1 of 2008) (Subordinate Bonds) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.000%, 2/5/2009	28,740,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$18,100,000		South Fork Municipal Authority, PA, (Series B) Weekly VRDNs (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS)/(PNC Bank, N.A. LIQ), 0.450%, 2/4/2009	$18,100,000
2,500,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 2/6/2009	2,500,000
6,200,000		Southcentral PA, General Authority, (Series 2008B) Weekly VRDNs (Wellspan Health Obligated Group)/(Citizens Bank of Pennsylvania LOC), 0.500%, 2/4/2009	6,200,000
14,200,000		Southcentral PA, General Authority, (Series 2008C) Weekly VRDNs (Wellspan Health Obligated Group)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 2/4/2009	14,200,000
9,300,000		Southcentral PA, General Authority, (Series 2008D) Weekly VRDNs (Wellspan Health Obligated Group)/(SunTrust Bank LOC), 0.470%, 2/4/2009	9,300,000
4,000,000		Union County, PA Hospital Authority, (Series 2001) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America, N.A. LOC), 0.500%, 2/5/2009	4,000,000
5,500,000		Wallingford Swarthmore, PA School District, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.250%, 2/5/2009	5,500,000
10,000,000		Washington County, PA Hospital Authority, (Series 2008A) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	10,000,000
		TOTAL	1,030,935,000
		Puerto Rico--0.2%
30,465,000		Commonwealth of Puerto Rico, (Series 2009 A1), 3.00% TRANs (Bank of Nova Scotia, Toronto LOC), 7/30/2009	30,665,375
		Rhode Island--0.5%
63,000,000		Rhode Island State and Providence Plantations, (Fiscal Year 2009 #R-1), 3.50% TANs, 6/30/2009	63,331,260
10,120,000		Tiverton, RI, (Series 2), 2.75% BANs, 7/2/2009	10,146,649
		TOTAL	73,477,909
		South Carolina--1.8%
19,595,000		Greenville, SC Hospital System, (Series 2008B) Weekly VRDNs (SunTrust Bank LOC), 0.470%, 2/5/2009	19,595,000
9,000,000		Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America, N.A. LOC), 0.450%, 2/5/2009	9,000,000
10,000,000		Lexington, SC Waterworks and Sewer System, (Series 2008), 2.25% BANs, 12/15/2009	10,006,427
19,625,000		Piedmont Municipal Power Agency, SC, (Series 2008D) Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.250%, 2/5/2009	19,625,000
38,100,000		South Carolina Jobs-EDA, (Series 2001) Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	38,100,000
4,700,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America, N.A. LOC), 0.500%, 2/5/2009	4,700,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	9,110,000
8,410,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.540%, 2/4/2009	8,410,000
4,300,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	4,300,000
13,000,000		South Carolina Jobs-EDA, (Series 2008A) Weekly VRDNs (Palmetto Health Alliance)/(Bank of America, N.A. LOC), 0.450%, 2/4/2009	13,000,000
14,460,000		South Carolina Jobs-EDA, (Series 2008B) Weekly VRDNs (Palmetto Health Alliance)/(Bank of America, N.A. LOC), 0.450%, 2/4/2009	14,460,000
4,700,000		South Carolina Jobs-EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	4,700,000
24,000,000	[3,4]	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2009 AA), 2.25% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 7/15/2009	24,027,182
13,470,000		South Carolina Transportation Infrastructure Bank, Refunding Revenue Bonds (Series 2003B-1) Weekly VRDNs (Bank of America, N.A. LOC), 0.450%, 2/4/2009	13,470,000
20,000,000		South Carolina Transportation Infrastructure Bank, Refunding Revenue Bonds (Series 2003B-3) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.500%, 2/4/2009	20,000,000
35,250,000		Spartanburg County, SC Health Services District, Inc., (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America, N.A. LIQ), 0.450%, 2/4/2009	35,250,000
		TOTAL	247,753,609
		South Dakota--0.1%
10,000,000		South Dakota Housing Development Authority, (2008 Series H), 2.50% Bonds, 1/4/2010	10,123,221
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Tennessee--2.6%
$45,555,000		Blount County, TN Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	$45,555,000
6,100,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America, N.A. LOC), 0.960%, 2/5/2009	6,100,000
4,100,000		Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 0.540%, 2/4/2009	4,100,000
11,340,000	[3,4]	Chattanooga, TN IDB, PUTTERs (Series 2055) Weekly VRDNs (Southside Redevelopment Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.980%, 2/5/2009	11,340,000
6,150,000		Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	6,150,000
18,795,000		Jackson, TN Energy Authority, (Series 2002) Weekly VRDNs (Jackson, TN Water System)/(FSA INS)/(SunTrust Bank LIQ), 0.940%, 2/4/2009	18,795,000
99,320,000		Johnson City, TN Health & Education Facilities Board, (Series 2007A) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 0.750%, 2/4/2009	99,320,000
7,890,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000) Weekly VRDNs (Johnson Bible College)/(Regions Bank, Alabama LOC), 0.780%, 2/5/2009	7,890,000
10,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.720%, 2/2/2009	10,000,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 0.490%, 2/4/2009	4,300,000
8,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008B) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	8,000,000
8,450,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A) Weekly VRDNs (South Bluffs)/(SunTrust Bank LOC), 0.680%, 2/5/2009	8,450,000
11,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (Lipscomb University)/(SunTrust Bank LOC), 0.540%, 2/4/2009	11,000,000
6,400,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.540%, 2/4/2009	6,400,000
9,500,000		Sevier County, TN Public Building Authority, Local Government Public Improvement (Series VII-B-2) Weekly VRDNs (Cumberland County, TN)/(Allied Irish Banks PLC LOC), 0.600%, 2/4/2009	9,500,000
10,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007) Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/ (SunTrust Bank LOC), 0.540%, 2/4/2009	10,000,000
7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America, N.A. LOC), 0.530%, 2/5/2009	7,225,000
13,200,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008) Weekly VRDNs (Briarcrest Christian School)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	13,200,000
9,500,000		Springfield, TN Health & Educational Facilities Board, (Series 2008) Weekly VRDNs (NorthCrest Medical Center)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	9,500,000
34,995,000	[3,4]	Tennessee Energy Acquisition Corp. Gas Project 2006A, (PT-3907) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.460%, 2/5/2009	34,995,000
22,300,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.470%, 2/5/2009	22,300,000
		TOTAL	354,120,000
		Texas--11.9%
9,680,000	[3,4]	Austin, TX, Electric Utility System, Municipal Securities Trust Receipts (SGA 122) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 1.000%, 2/4/2009	9,680,000
6,415,000	[3,4]	Austin, TX, Water and Wastewater System, MERLOTS (Series 2001-A63) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 0.600%, 2/4/2009	6,415,000
3,500,000		Bexar County, TX, Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.580%, 2/5/2009	3,500,000
61,540,000	[3,4]	Brazos County, TX, Health Facilities Development Corp., (Series MT-483) Daily VRDNs (Franciscan Services Corporation)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.490%, 2/5/2009	61,540,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America, N.A. LOC), 0.550%, 2/5/2009	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT)/(Series 2007-36) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.560%, 2/5/2009	24,150,000
8,650,000		Crawford, TX, Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 1.250%, 2/5/2009	8,650,000
41,500,000		Dallas, TX, ISD, (Series 2008), 3.00% TANs, 2/13/2009	41,514,056
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$4,465,000	[3,4]	El Paso County, TX, Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.680%, 2/5/2009	$4,465,000
11,500,000		El Paso, TX, HFDC, (Series 2007) Weekly VRDNs (Bienvivir Senior Health Services)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 2/5/2009	11,500,000
400,000		Grapevine, TX, IDC, (Series 1993) Weekly VRDNs (Southern Air Transport, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/5/2009	400,000
11,000,000		Harris County, TX, Education Facilities Finance Corp., (Series 2008B) Weekly VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Allied Irish Banks PLC LOC), 0.450%, 2/4/2009	11,000,000
20,000,000		Harris County, TX, Education Facilities Finance Corp., (Series 2008C) Weekly VRDNs (Memorial Hermann Healthcare System)/(Wachovia Bank, N.A. LOC), 0.450%, 2/5/2009	20,000,000
7,500,000		Harris County, TX, Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/5/2009	7,500,000
6,000,000		Harris County, TX, Education Facilities Finance Corp., (Series 2008D-2) Weekly VRDNs (Memorial Hermann Healthcare System)/(Allied Irish Banks PLC LOC), 0.650%, 2/5/2009	6,000,000
3,625,000		Harris County, TX, Education Facilities Finance Corp., (Series 2008D-3) Weekly VRDNs (Memorial Hermann Healthcare System)/(Compass Bank, Birmingham LOC), 0.350%, 2/4/2009	3,625,000
8,950,000		Harris County, TX, HFDC, (Series 2000) Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC), 0.580%, 2/5/2009	8,950,000
6,800,000		Harris County, TX, HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/5/2009	6,800,000
35,800,000		Harris County, TX, HFDC, (Series 2005 A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.700%, 2/2/2009	35,800,000
32,175,000		Harris County, TX, HFDC, (Series 2006C) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.700%, 2/2/2009	32,175,000
25,000,000		Harris County, TX, HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., JPMorgan Chase Bank, N.A. and Wachovia Bank, N.A. LIQs), 0.500%, 2/5/2009	25,000,000
12,300,000		Harris County, TX, HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Bayerische Landesbank, JPMorgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 0.600%, 2/2/2009	12,300,000
37,500,000		Harris County, TX, HFDC, (Subseries 2005 A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.700%, 2/2/2009	37,500,000
30,000,000		Harris County, TX, HFDC, (Subseries 2007A-1) Daily VRDNs (Baylor College of Medicine)/(Wachovia Bank, N.A. LOC), 0.620%, 2/2/2009	30,000,000
6,200,000		Houston, TX, Combined Utility System, (Series 2008A-2) Weekly VRDNs (Bank of America, N.A. LOC), 0.450%, 2/5/2009	6,200,000
23,500,000		Houston, TX, Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-1) Weekly VRDNs (Bank of America, N.A., Bank of New York, Dexia Credit Local and State Street Bank and Trust Co. LOCs), 1.100%, 2/5/2009	23,500,000
9,880,000		Houston, TX, Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank, N.A. LOC), 1.250%, 2/5/2009	9,880,000
4,795,000		Houston, TX, Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 1.250%, 2/1/2009	4,795,000
8,950,000	[3,4]	Irving, TX, ISD, (PT-3954) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.530%, 2/5/2009	8,950,000
4,890,000		Kendall County, TX, Health Facilities Development Corp., (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(Allied Irish Banks PLC LOC), 0.460%, 2/5/2009	4,890,000
5,130,000	[3,4]	Lamar, TX, Consolidated ISD, Rocs (Series 10276) Weekly VRDNs (GTD by Texas PSFG Program)/(Citigroup Financial Products, Inc. LIQ), 0.700%, 2/5/2009	5,130,000
18,965,000	[3,4]	Longview, TX, ISD, STAGE (Series 2008-45C) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.530%, 2/5/2009	18,965,000
8,560,000	[3,4]	McKinney, TX, ISD, (PT-1180) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 0.530%, 2/5/2009	8,560,000
1,620,000	[3,4]	North East, TX, ISD, (PT-3958) Weekly VRDNs (GTD by Texas PSFG Program)/(Dexia Credit Local LIQ), 3.090%, 2/5/2009	1,620,000
19,255,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.480%, 2/5/2009	19,255,000
6,000,000		Northside, TX, ISD, (Series A), 2.00% TOBs (GTD by Texas PSFG Program)/(Dexia Credit Local LIQ), Mandatory Tender 8/1/2009	6,000,000
5,400,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A12) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank, N.A. LIQ), 0.650%, 2/4/2009	5,400,000
28,000,000		San Antonio, TX, Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America, N.A. LIQ), 0.450%, 2/4/2009	28,000,000
5,850,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2001 A10) Weekly VRDNs (Wachovia Bank, N.A. LIQ), 0.600%, 2/4/2009	5,850,000
88,995,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A53), 2.10% TOBs (Wachovia Bank, N.A. LIQ), Optional Tender 2/18/2009	88,995,000
7,935,000	[3,4]	San Antonio, TX, ISD, (PT-1184) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 0.530%, 2/5/2009	7,935,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$25,000,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., (Series 2008C-1) Weekly VRDNs (Christus Health System)/(Bank of America, N.A. LOC), 0.460%, 2/4/2009	$25,000,000
23,675,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., (Series 2008C-2) Weekly VRDNs (Christus Health System)/(Bank of America, N.A. LOC), 0.460%, 2/4/2009	23,675,000
37,000,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., (Series 2008C-3) Weekly VRDNs (Christus Health System)/(Bank of America, N.A. LOC), 0.450%, 2/4/2009	37,000,000
13,465,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., (Series 2008C-5) Weekly VRDNs (Christus Health System)/(Compass Bank, Birmingham LOC), 0.450%, 2/4/2009	13,465,000
4,525,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., (Series 2008E) Weekly VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/4/2009	4,525,000
10,775,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., (Series 2008F) Weekly VRDNs (Texas Health Resources System)/(Compass Bank, Birmingham LIQ), 0.300%, 2/4/2009	10,775,000
93,750,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.180%, 2/5/2009	93,750,000
79,500,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.180%, 2/5/2009	79,500,000
104,500,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4282) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.180%, 2/5/2009	104,500,000
36,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.770%, 2/5/2009	36,000,000
160,405,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.), 0.770%, 2/5/2009	160,405,000
26,265,000		Texas Small Business IDC, (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(Bank of America, N.A. LOC), 0.500%, 2/4/2009	26,265,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank, N.A., New York LIQ), 0.500%, 2/5/2009	8,685,000
4,250,000	[3,4]	Texas State Transportation Commission, PUTTERs (Series 2492) Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 0.460%, 2/5/2009	4,250,000
300,000,000		Texas State, (Series 2008), 3.00% TRANs, 8/28/2009	302,321,622
1,815,000	[3,4]	Texas State, PUTTERs (Series 2816) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.460%, 2/5/2009	1,815,000
10,480,000	[3,4]	Texas Water Development Board, (Series 2008-C51), 2.00% TOBs (Wachovia Bank, N.A. LIQ), Optional Tender 7/15/2009	10,480,000
33,000,000		Travis County, TX, Health Facilities Development Corp., (Series 2008) Weekly VRDNs (Longhorn Village)/(Bank of Scotland, Edinburgh LOC), 0.400%, 2/5/2009	33,000,000
		TOTAL	1,650,800,678
		Utah--0.7%
1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.400%, 2/4/2009	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.530%, 2/4/2009	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.500%, 2/4/2009	22,350,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase & Co. LIQ), 0.460%, 2/5/2009	47,500,000
9,195,000	[3,4]	Utah State Transit Authority, PUTTERs (Series 2833) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase & Co. LIQ), 0.680%, 2/5/2009	9,195,000
6,900,000		Weber County, UT, (Series 2000B) Daily VRDNs (IHC Health Services, Inc.)/(GTD by WestLB AG LIQ), 0.650%, 2/2/2009	6,900,000
		TOTAL	97,810,000
		Vermont--0.1%
8,555,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	8,555,000
		Virginia--2.5%
21,910,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.530%, 2/5/2009	21,910,000
1,000,000		Chesapeake Bay Bridge & Tunnel District, VA, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.450%, 2/5/2009	1,000,000
15,040,000		Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/4/2009	15,040,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$4,300,000		Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 0.540%, 2/5/2009	$4,300,000
8,755,000		Fairfax County, VA EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	8,755,000
5,500,000		Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 0.430%, 2/4/2009	5,500,000
7,000,000		Fairfax County, VA IDA, (Series 2005C-1) Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 0.320%, 2/4/2009	7,000,000
4,250,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Highland School, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	4,250,000
4,700,000		Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	4,700,000
1,880,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.420%, 2/4/2009	1,880,000
4,375,000		Henrico County, VA EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC), 0.590%, 2/4/2009	4,375,000
8,700,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 0.480%, 2/5/2009	8,700,000
6,830,000		Henrico County, VA EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	6,830,000
8,900,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.450%, 2/5/2009	8,900,000
3,950,000		Lynchburg, VA IDA, (Series 2004 F) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.450%, 2/5/2009	3,950,000
6,485,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 0.540%, 2/4/2009	6,485,000
6,215,000		Norfolk, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	6,215,000
4,750,000		Norfolk, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(Bank of America, N.A. LOC), 0.420%, 2/4/2009	4,750,000
13,700,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.700%, 2/4/2009	13,700,000
7,850,000		Richmond, VA IDA, (Series 2005) Daily VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 0.620%, 2/2/2009	7,850,000
26,020,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 0.700%, 2/2/2009	26,020,000
23,485,000		Roanoke, VA IDA, (Series 2005-C-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 0.620%, 2/2/2009	23,485,000
3,500,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 0.620%, 2/2/2009	3,500,000
44,975,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 0.620%, 2/2/2009	44,975,000
37,875,000		Roanoke, VA IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.680%, 2/2/2009	37,875,000
42,200,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.680%, 2/2/2009	42,200,000
5,295,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	5,295,000
3,545,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	3,545,000
5,270,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.590%, 2/4/2009	5,270,000
10,345,000		Virginia Resources Authority, Water and Sewer (Series 1997) Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 0.540%, 2/5/2009	10,345,000
		TOTAL	348,600,000
		Washington--1.3%
27,450,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-D-3-1: Project No. 3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/4/2009	27,450,000
5,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America, N.A. LOC), 0.500%, 2/5/2009	5,000,000
12,580,000	[3,4]	King County, WA Sewer System, ROCs (Series 10279) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.580%, 2/5/2009	12,580,000
3,400,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.450%, 2/5/2009	3,400,000
20,580,000	[3,4]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A56) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 1.100%, 2/4/2009	20,580,000
10,000,000		Snohomish County, WA Public Utility District No. 001, (Series 2008A), 3.75% BANs, 8/5/2009	10,072,441
30,000,000		Washington State Health Care Facilities Authority, (Series 2008A) Weekly VRDNs (Multicare Health System)/(Assured Guaranty Corp. INS)/ (Wells Fargo Bank, N.A. LIQ), 0.450%, 2/4/2009	30,000,000
4,800,000		Washington State Health Care Facilities Authority, (Series 2008A) Weekly VRDNs (Southwest Washington Medical Center)/(Allied Irish Banks PLC LOC), 1.250%, 2/5/2009	4,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$21,000,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (Multicare Health System)/(Assured Guaranty Corp. INS)/ (Wells Fargo Bank, N.A. LIQ), 0.550%, 2/4/2009	$21,000,000
5,400,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (PeaceHealth)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/5/2009	5,400,000
7,000,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (Southwest Washington Medical Center)/(Bank of America, N.A. LOC), 0.400%, 2/5/2009	7,000,000
17,700,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	17,700,000
6,225,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	6,225,000
16,000,000		Washington State Housing Finance Commission, (Series 2008) Weekly VRDNs Panorama)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	16,000,000
		TOTAL	187,207,441
		West Virginia--0.3%
27,245,000		Cabell County, WV, (Series 2007A) Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	27,245,000
10,000,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.450%, 2/5/2009	10,000,000
		TOTAL	37,245,000
		Wisconsin--4.1%
15,000,000		Appleton, WI Redevelopment Authority, (Series 2001B) Weekly VRDNs (Fox Cities Performing Arts Center)/(JPMorgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs), 4.000%, 2/4/2009	15,000,000
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT)/(Series 2004-4) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.630%, 2/5/2009	22,000,000
3,400,000		Glendale River Hills School District, WI, 2.50% TRANs, 8/19/2009	3,409,988
18,000,000		Oak Creek, WI, (Series 2004) Weekly VRDNs (Wisconsin Electric Power Co.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 2/4/2009	18,000,000
9,100,000		Pleasant Prairie, WI, (Series 2004) Weekly VRDNs (Wisconsin Electric Power Co.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 2/4/2009	9,100,000
38,000,000		Racine County, WI School District, 2.25% TRANs, 7/10/2009	38,089,742
7,000,000	[3,4]	University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR) Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 0.600%, 2/4/2009	7,000,000
28,600,000		University of Wisconsin Hospital and Clinics Authority, (Series 2002A) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.250%, 2/4/2009	28,600,000
22,925,000		University of Wisconsin Hospital and Clinics Authority, (Series 2005) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 1.350%, 2/5/2009	22,925,000
13,800,000		Wisconsin Health & Educational Facilities Authority, (Series 2008), 1.68% TOBs (Luther Hospital)/(GTD by Mayo Foundation), Mandatory Tender 4/15/2009	13,800,000
40,000,000	[3,4]	Wisconsin Health & Educational Facilities Authority, P-Floats (MT-630) Weekly VRDNs (Aurora Health Care, Inc.)/(GTD by BH Finance LLC)/ (Merrill Lynch & Co., Inc. LIQ), 0.490%, 2/5/2009	40,000,000
20,000,000		Wisconsin School Districts, 3.00% TRANs, 10/30/2009	20,190,413
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.070%, 2/5/2009	23,165,000
10,075,000	[3,4]	Wisconsin State HEFA, (MT-318) Weekly VRDNs (Aurora Medical Group)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.490%, 2/5/2009	10,075,000
22,350,000		Wisconsin State HEFA, (Series 2002) Daily VRDNs (Meritoer Hospital, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.450%, 2/2/2009	22,350,000
21,000,000		Wisconsin State HEFA, (Series 2005) Daily VRDNs (National Regency of New Berlin, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.450%, 2/2/2009	21,000,000
495,000		Wisconsin State HEFA, (Series 2005) Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.270%, 2/5/2009	495,000
6,185,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/4/2009	6,185,000
17,675,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (Attic Angel Obligated Group)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.550%, 2/5/2009	17,675,000
49,500,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Marshfield Clinic, WI)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.550%, 2/5/2009	49,500,000
51,000,000		Wisconsin State HEFA, (Series 2007B-1) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(Harris, N.A. LIQ), 0.600%, 2/5/2009	51,000,000
26,500,000		Wisconsin State HEFA, (Series 2008A) Daily VRDNs (ProHealth Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.450%, 2/2/2009	26,500,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank NV LOC), 0.600%, 2/5/2009	3,770,000
33,250,000		Wisconsin State HEFA, (Series 2008B) Daily VRDNs (ProHealth Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.450%, 2/2/2009	33,250,000
6,490,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.600%, 2/5/2009	6,490,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$4,100,000		Wisconsin State HEFA, (Series 2008B-3) Weekly VRDNs (Marquette University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/5/2009	$4,100,000
20,000,000		Wisconsin State HEFA, (Series B), 1.60% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Mandatory Tender 11/13/2009	20,000,000
39,400,000		Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.600%, 2/5/2009	39,400,000
		TOTAL	573,070,143
		Wyoming--0.1%
9,000,000		Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	9,000,000
3,760,000		Sweetwater County, WY PCRB, (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.500%, 2/4/2009	3,760,000
		TOTAL	12,760,000
		TOTAL MUNICIPAL INVESTMENTS--99.6% [5] (AT AMORTIZED COST)	13,827,721,830
		OTHER ASSETS AND LIABILITIES - NET--0.4% [6]	54,555,129
		TOTAL NET ASSETS--100%	$13,882,276,959
At January 31, 2009, the Fund holds no securities that are subject to the federal AMT.

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier Securities. The Fund follows applicable regulations in determining whether a security rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security or Second Tier security. At January 31, 2009, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $2,187,407,182, which represented 15.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At January 31, 2009, these liquid restricted securities amounted to $2,187,407,182, which represented 15.8% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	13,827,721,830
Level 3--Significant Unobservable Inputs	--
TOTAL	$13,827,721,830

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COP	--Certificates of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	79.8%
U.S. Treasury Securities	19.3%
Other Assets and Liabilities--Net [2]	0.9%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.3%
8-30 Days	8.2%
31-90 Days	5.1%
91-180 Days	7.0%
181 Days or more	3.5%
Other Assets and Liabilities--Net [2]	0.9%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--79.8%
$4,057,000,000		Interest in $4,883,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,883,109,868 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2018 and the market value of those underlying securities was $4,980,772,097.	$4,057,000,000
1,555,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.26%, dated 1/30/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $2,000,043,333 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $2,040,044,262.	1,555,000,000
425,000,000	[1]	Repurchase agreement 0.15%, dated 1/13/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $425,053,125 on 2/13/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $433,534,437.	425,000,000
1,000,000,000	[1]	Repurchase agreement 0.15%, dated 1/2/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,116,667 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $1,020,119,099.	1,000,000,000
609,000,000	[1]	Interest in $825,000,000 joint repurchase agreement 0.15%, dated 1/2/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $825,106,563 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $841,608,812.	609,000,000
814,000,000	[1]	Interest in $920,000,000 joint repurchase agreement 0.19%, dated 1/27/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $920,145,667 on 2/26/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $938,429,728.	814,000,000
826,548,000		Interest in $7,700,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Barclays Capital, Inc., will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	826,548,000
90,000,000	[1]	Interest in $100,000,000 joint repurchase agreement 2.10%, dated 8/13/2008 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $101,044,167 on 2/9/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on1/15/2027 and the market value of that underlying security was $103,023,411.	90,000,000
1,000,000,000		Repurchase agreement 0.28%, dated 1/30/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,023,333 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $1,020,023,816.	1,000,000,000
2,647,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.28%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,000,070,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $3,060,071,460.	2,647,000,000
2,055,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,500,056,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $2,550,009,328.	2,055,000,000
2,055,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,056,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2018 and the market value of those underlying securities was $2,550,057,453.	2,055,000,000
250,000,000	[1]	Repurchase agreement 0.12%, dated 1/13/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,025,833 on 2/13/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/9/2009 and the market value of those underlying securities was $255,001,616.	250,000,000
555,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,022,500 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/23/2009 and the market value of those underlying securities was $1,020,004,422.	555,000,000
4,055,000,000		Interest in $4,500,000,000 joint repurchase agreement 0.26%, dated 1/30/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $4,500,097,500 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2018 and the market value of those underlying securities was $4,590,002,090.	4,055,000,000
700,000,000		Interest in $950,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $950,021,375 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/14/2010 and the market value of those underlying securities was $969,021,821.	700,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$800,000,000		Interest in $835,000,000 joint repurchase agreement 0.28%, dated 1/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $835,019,483 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $851,719,164.	$800,000,000
500,000,000		Repurchase agreement 0.25%, dated 1/30/2009 under which Societe Generale, Paris will repurchase securities provided as collateral for $500,010,417 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/28/2009 and the market value of those underlying securities was $510,010,669.	500,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 0.17%, dated 1/30/2009 under which UBS Securities LLC will repurchase a security provided as collateral for $100,001,417 on 2/2/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2010 and the market value of that underlying security was $102,001,783.	96,000,000
		TOTAL REPURCHASE AGREEMENTS	24,089,548,000
		U.S. TREASURY--19.3%
1,058,000,000	[2]	United States Treasury Bills, 0.250% - 2.295%, 7/2/2009	1,053,148,599
300,000,000	[2]	United States Treasury Bills, 0.970% - 1.000%, 10/22/2009	297,830,249
300,000,000	[2]	United States Treasury Bills, 0.990%, 5/15/2009	299,150,250
1,275,000,000	[2]	United States Treasury Bills, 1.100%, 4/16/2009	1,272,117,078
653,000,000	[2]	United States Treasury Bills, 1.600% - 2.425%, 6/4/2009	648,787,592
895,000,000	[2]	United States Treasury Bills, 1.885% - 1.920%, 2/26/2009	893,819,635
237,500,000		United States Treasury Notes, 4.000%, 8/31/2009	241,068,409
311,750,000		United States Treasury Notes, 4.500%, 3/31/2009	313,078,045
62,000,000		United States Treasury Notes, 4.625%, 7/31/2009	63,322,411
91,500,000		United States Treasury Notes, 4.875%, 5/15/2009	92,151,583
137,500,000		United States Treasury Notes, 4.875%, 5/31/2009	138,679,082
498,800,000		United States Treasury Notes, 4.875%, 8/15/2009	510,763,414
		TOTAL U.S. TREASURY	5,823,916,347
		TOTAL INVESTMENTS--99.1% (AT AMORTIZED COST) [3]	29,913,464,347
		OTHER ASSETS AND LIABILITIES - NET--0.9% [4]	266,223,190
		TOTAL NET ASSETS--100%	$30,179,687,537

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Discount rate at time of purchase.

3 Also represent cost for federal tax purposes.

4 Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	29,913,464,347
Level 3--Significant Unobservable Inputs	--
TOTAL	$29,913,464,347

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2009 (unaudited)

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Management Obligations Fund
Assets:
Investments in repurchase agreements	$30,495,562,000	$--	$1,561,738,000	$165,398,000
Investments in securities	32,395,927,657	4,488,129,549	10,727,867,092	2,347,944,242
Total investments in securities, at amortized cost and value	62,891,489,657	4,488,129,549	12,289,605,092	2,513,342,242
Cash	--	64,137	--	--
Income receivable	127,562,728	10,327,357	38,118,681	9,085,557
Receivable for investments sold	--	9,008,889	42,705,000	21,572,477
Receivable for shares sold	4,494,810	1,331,939	4,104,243	395,776
Prepaid expenses	2,115,972	218,130	934,745	59,944
TOTAL ASSETS	63,025,663,167	4,509,080,001	12,375,467,761	2,544,455,996
Liabilities:
Payable for investments purchased	--	25,014,719	--	--
Payable for shares redeemed	18,281,528	2,016,506	1,226,051	1,076,485
Bank overdraft	74,880,569	--	18,285	1,778,356
Payable for Directors'/Trustees' fees	--	10,220	--	5,185
Payable for distribution services fee (Note 5)	125,203	--	--	--
Payable for shareholder services fee (Note 5)	1,801,072	322,143	365,329	230,558
Income distribution payable	20,958,584	829,640	5,939,175	529,042
TOTAL LIABILITIES	116,046,956	28,193,228	7,548,840	3,619,626
TOTAL NET ASSETS	$62,909,616,211	$4,480,886,773	$12,367,918,921	$2,540,836,370
Net Assets Consist of:
Paid-in capital	$62,910,165,154	$4,481,108,924	$12,368,217,404	$2,540,843,324
Accumulated net realized loss on investments	--	(217,902)	--	--
Distributions in excess of net investment income	(548,943)	(4,249)	(298,483)	(6,954)
TOTAL NET ASSETS	$62,909,616,211	$4,480,886,773	$12,367,918,921	$2,540,836,370
Net Assets:
Institutional Shares	$48,272,070,647	$2,039,179,573	$9,467,269,885	$986,225,991
Institutional Service Shares	12,400,407,710	1,167,692,935	1,790,762,190	985,508,216
Institutional Capital Shares	1,578,138,876	1,274,014,265	1,109,886,846	569,102,163
Trust Shares	658,998,978	--	--	--
TOTAL NET ASSETS	$62,909,616,211	$4,480,886,773	$12,367,918,921	$2,540,836,370
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	48,272,855,816	2,038,272,803	9,467,159,656	986,015,949
Institutional Service Shares	12,400,304,452	1,168,253,145	1,791,280,528	985,599,937
Institutional Capital Shares	1,578,249,970	1,274,591,751	1,109,796,977	569,227,438
Trust Shares	658,754,924	--	--	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00	$1.00
Trust Shares	$1.00	--	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2009 (unaudited)

	Prime Obligations Fund	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$5,820,000,000	$368,099,000	$--	$24,089,548,000
Investments in securities	28,617,958,450	7,683,516,458	13,827,721,830	5,823,916,347
Total investments in securities, at amortized cost and value	34,437,958,450	8,051,615,458	13,827,721,830	29,913,464,347
Cash	59,898	393,304	--	273,216
Income receivable	86,446,988	31,107,194	32,483,739	30,543,102
Receivable for investments sold	33,370,000	60,965,979	--	224,000,000
Receivable for shares sold	3,938,847	4,203,383	56,394,831	13,303,646
Prepaid expenses	1,004,736	825,990	646,106	2,407,363
TOTAL ASSETS	34,562,778,919	8,149,111,308	13,917,246,506	30,183,991,674
Liabilities:
Payable for investments purchased	--	--	27,068,550	--
Payable for shares redeemed	11,294,610	3,583,285	1,756,969	864,250
Bank overdraft	--	--	566,007	--
Payable for Directors'/Trustees' fees	9,848	15,882	13,231	--
Payable for distribution services fee (Note 5)	146,292	--	--	150,997
Payable for shareholder services fee (Note 5)	440,575	395,468	145,598	1,061,464
Income distribution payable	21,658,489	4,667,331	5,419,192	2,227,426
TOTAL LIABILITIES	33,549,814	8,661,966	34,969,547	4,304,137
TOTAL NET ASSETS	$34,529,229,105	$8,140,449,342	$13,882,276,959	$30,179,687,537
Net Assets Consist of:
Paid-in capital	$34,531,318,243	$8,140,862,609	$13,882,327,910	$30,179,727,713
Accumulated net realized loss on investments	--	--	(45,253)	122,385
Distributions in excess of net investment income	(2,089,138)	(413,267)	(5,698)	(162,561)
TOTAL NET ASSETS	$34,529,229,105	$8,140,449,342	$13,882,276,959	$30,179,687,537
Net Assets:
Institutional Shares	$26,908,886,826	$5,651,340,724	$11,119,245,130	$20,103,468,300
Institutional Service Shares	6,934,733,575	1,666,994,861	2,763,031,829	5,406,231,508
Institutional Capital Shares	--	822,113,757	--	3,848,087,460
Trust Shares	685,608,704	--	--	821,900,269
TOTAL NET ASSETS	$34,529,229,105	$8,140,449,342	$13,882,276,959	$30,179,687,537
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	26,895,811,071	5,651,297,623	11,119,629,568	20,104,124,708
Institutional Service Shares	6,933,917,836	1,667,350,367	2,762,717,825	5,405,752,968
Institutional Capital Shares	--	822,214,619	--	3,847,934,028
Trust Shares	685,673,345	--	--	821,916,009
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00	$1.00
Institutional Capital Shares	--	$1.00	--	$1.00
Trust Shares	$1.00	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2009 (unaudited)

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Management Obligations Fund
Investment Income:
Interest	$375,524,440	$51,106,666	$146,147,503	$35,733,000
Expenses:
Investment adviser fee (Note 5)	45,284,016	4,540,214	11,442,342	2,671,286
Administrative personnel and services fee (Note 5)	17,666,467	1,772,126	4,466,559	1,042,774
Custodian fees	749,282	89,603	236,905	59,401
Transfer and dividend disbursing agent fees and expenses	291,237	216,916	185,568	292,263
Directors'/Trustees' fees	115,121	23,340	51,919	13,431
Auditing fees	10,615	10,144	10,111	10,448
Legal fees	6,892	18,969	5,322	4,492
Portfolio accounting fees	100,655	94,651	94,730	94,730
Distribution services fee--Trust Shares (Note 5)	653,746	--	--	--
Shareholder services fee--Institutional Service Shares (Note 5)	9,002,500	1,132,192	1,859,412	1,133,472
Shareholder services fee--Institutional Capital Shares (Note 5)	556,725	579,860	479,425	303,313
Shareholder services fee--Trust Shares (Note 5)	135,359	--	--	--
Account administration fee--Institutional Service Shares	4,230,292	172,192	469,073	62,844
Account administration fee--Institutional Capital Shares	148,946	5,159	131,588	116
Account administration fee--Trust Shares	518,387	--	--	--
Share registration costs	170,267	87,281	46,795	77,170
Printing and postage	141,739	33,841	64,500	23,190
Insurance premiums	31,756	12,614	18,071	8,213
Temporary guarantee program insurance	5,309,001	592,827	1,738,940	384,310
Miscellaneous	35,380	12,576	26,792	10,854
TOTAL EXPENSES	85,158,383	9,394,505	21,328,052	6,192,307
Waivers, Reimbursement and Expense Reduction:
Waiver of investment adviser fee (Note 5)	(17,755,512)	(2,668,340)	(5,948,484)	(2,009,649)
Waiver of administrative personnel and services fee (Note 5)	(435,899)	(44,574)	(112,748)	(26,350)
Reduction of custodian fees (Note 6)	--	(40,721)	--	--
Reimbursement of shareholder services fee--Institutional Capital Shares (Note 5)	(680)	(1,038)	(451)	--
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION	(18,192,091)	(2,754,673)	(6,061,683)	(2,035,999)
Net expenses	66,966,292	6,639,832	15,266,369	4,156,308
Net investment income	308,558,148	44,466,834	130,881,134	31,576,692
Net realized loss on investments	--	(200,388)	--	--
Change in net assets resulting from operations	$308,558,148	$44,266,446	$130,881,134	$31,576,692

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2009 (unaudited)

	Prime Obligations Fund	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$336,391,523	$138,189,400	$155,741,154	$143,853,019
Expenses:
Investment adviser fee (Note 5)	27,462,599	10,394,135	13,270,219	30,899,355
Administrative personnel and services fee (Note 5)	10,716,609	4,058,337	5,179,098	12,059,641
Custodian fees	517,685	231,260	243,082	550,499
Transfer and dividend disbursing agent fees and expenses	154,620	234,646	132,083	144,486
Directors'/Trustees' fees	106,634	59,906	47,709	127,954
Auditing fees	10,648	10,504	10,110	10,614
Legal fees	6,516	5,512	28,478	6,778
Portfolio accounting fees	94,717	94,648	88,606	100,784
Distribution services fee--Trust Shares (Note 5)	767,618	--	--	1,289,006
Shareholder services fee--Institutional Service Shares (Note 5)	3,700,311	2,188,161	1,897,216	5,215,758
Shareholder services fee--Institutional Capital Shares (Note 5)	--	837,729	--	1,599,486
Shareholder services fee--Trust Shares (Note 5)	289,139	--	--	248,914
Account administration fee--Institutional Service Shares	4,453,684	257,436	1,341,413	2,693,857
Account administration fee--Institutional Capital Shares	--	10,143	--	330,443
Account administration fee--Trust Shares	478,479	--	--	1,013,579
Share registration costs	64,695	55,653	58,212	31,609
Printing and postage	66,332	86,044	63,701	47,017
Insurance premiums	40,346	26,286	19,896	37,000
Temporary guarantee program insurance	3,349,943	1,566,455	1,696,781	4,918,817
Miscellaneous	44,569	23,663	22,840	84,246
TOTAL EXPENSES	52,325,144	20,140,518	24,099,444	61,409,843
Waivers, Reimbursements and Expense Reduction:
Waiver of investment adviser fee (Note 5)	(10,867,809)	(6,080,570)	(5,433,158)	(12,081,104)
Waiver of administrative personnel and services fee (Note 5)	(267,090)	(103,369)	(129,779)	(302,437)
Waiver of shareholder services fee--Institutional Service Shares (Note 5)	--	--	--	(579,874)
Waiver of shareholder services fee--Trust Shares (Note 5)	--	--	--	(553,144)
Reduction of custodian fees (Note 6)	--	--	(231,278)	--
Reimbursement of distribution services fee--Trust Shares (Note 5)	--	--	--	(86,660)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 5)	--	--	--	(138,318)
Reimbursement of shareholder services fee--Institutional Capital Shares (Note 5)	--	--	--	(154,498)
Reimbursement of shareholder services fee--Trust Shares (Note 5)	--	--	--	(65,622)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION	(11,134,899)	(6,183,939)	(5,794,215)	(13,961,657)
Net expenses	41,190,245	13,956,579	18,305,229	47,448,186
Net investment income	295,201,278	124,232,821	137,435,925	96,404,833
Net realized gain on investments	--	--	87,146	3,566,383
Change in net assets resulting from operations	$295,201,278	$124,232,821	$137,523,071	$99,971,216

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Municipal Obligations Fund
	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$308,558,148	$858,527,170	$44,466,834	$165,837,404
Net realized gain (loss) on investments	--	--	(200,388)	621,229
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	308,558,148	858,527,170	44,266,446	166,458,633
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(230,872,499)	(588,821,794)	(23,696,429)	(110,310,642)
Institutional Service Shares	(65,578,857)	(214,176,447)	(9,607,358)	(20,467,274)
Institutional Capital Shares	(9,891,302)	(45,201,657)	(11,172,529)	(35,053,761)
Trust Shares	(2,631,181)	(10,469,154)	--	--
Distributions from net realized gain on investments
Institutional Shares	--	--	(220,251)	(223,614)
Institutional Service Shares	--	--	(126,589)	(35,837)
Institutional Capital Shares	--	--	(134,422)	(69,385)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(308,973,839)	(858,669,052)	(44,957,578)	(166,160,513)
Share Transactions:
Proceeds from sale of shares	179,995,016,404	194,558,519,755	10,458,163,598	40,257,851,078
Proceeds from shares issued in connection with the tax-free transfer of assets from Liquid Cash Trust	--	98,361,755	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Money Market Fund	--	--	562,995,263	--
Net asset value of shares issued to shareholders in payment of distributions declared	138,245,950	460,128,229	34,468,080	138,040,274
Cost of shares redeemed	(148,007,077,412)	(178,420,238,444)	(11,887,900,236)	(41,018,763,550)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	32,126,184,942	16,696,771,295	(832,273,295)	(622,872,198)
Change in net assets	32,125,769,251	16,696,629,413	(832,964,427)	(622,574,078)
Net Assets:
Beginning of period	30,783,846,960	14,087,217,547	5,313,851,200	5,936,425,278
End of period	$62,909,616,211	$30,783,846,960	$4,480,886,773	$5,313,851,200
Undistributed (distributions in excess of) net investment income	$(548,943)	$(133,252)	$(4,249)	$5,233

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Cash Obligations Fund		Prime Management Obligations Fund
	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$130,881,134	$444,988,366	$31,576,692	$141,989,522
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(97,353,807)	(330,597,555)	(13,612,842)	(59,545,566)
Institutional Service Shares	(19,605,061)	(69,971,725)	(10,662,829)	(47,563,100)
Institutional Capital Shares	(13,957,482)	(44,635,445)	(7,291,557)	(34,891,724)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(130,916,350)	(445,204,725)	(31,567,228)	(142,000,390)
Share Transactions:
Proceeds from sale of shares	33,839,419,541	86,930,636,198	4,487,312,944	12,984,975,686
Net asset value of shares issued to shareholders in payment of distributions declared	72,471,348	260,529,963	27,597,472	125,293,764
Cost of shares redeemed	(35,636,553,319)	(81,423,553,383)	(5,256,056,618)	(14,261,927,325)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,724,662,430)	5,767,612,778	(741,146,202)	(1,151,657,875)
Change in net assets	(1,724,697,646)	5,767,396,419	(741,136,738)	(1,151,668,743)
Net Assets:
Beginning of period	14,092,616,567	8,325,220,148	3,281,973,108	4,433,641,851
End of period	$12,367,918,921	$14,092,616,567	$2,540,836,370	$3,281,973,108
Distributions in excess of net investment income	$(298,483)	$(263,267)	$(6,954)	$(16,418)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Obligations Fund		Prime Value Obligations Fund
	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$295,201,278	$999,121,050	$124,232,821	$587,812,929
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(225,231,248)	(744,026,695)	(81,721,553)	(364,126,387)
Institutional Service Shares	(66,091,511)	(240,886,427)	(21,518,429)	(89,938,328)
Institutional Capital Shares	--	--	(21,044,723)	(134,116,555)
Trust Shares	(5,396,057)	(14,648,461)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(296,718,816)	(999,561,583)	(124,284,705)	(588,181,270)
Share Transactions:
Proceeds from sale of shares	118,525,403,974	264,259,486,987	34,581,858,292	88,854,673,614
Putnam Prime Money Market Fund purchase in-kind	12,318,195,817	--	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	118,282,518	352,360,612	75,905,475	383,924,814
Cost of shares redeemed	(121,980,336,085)	(262,046,038,619)	(40,981,351,246)	(89,614,332,172)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,981,546,224	2,565,808,980	(6,323,587,479)	(375,733,744)
Change in net assets	8,980,028,686	2,565,368,447	(6,323,639,363)	(376,102,085)
Net Assets:
Beginning of period	25,549,200,419	22,983,831,972	14,464,088,705	14,840,190,790
End of period	$34,529,229,105	$25,549,200,419	$8,140,449,342	$14,464,088,705
Distributions in excess of net investment income	$(2,089,138)	$(571,600)	$(413,267)	$(361,383)

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Tax-Free Obligations Fund		Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$137,435,925	$318,621,278	$96,404,833	$717,646,912
Net realized gain on investments	87,146	2,721,077	3,566,383	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	137,523,071	321,342,355	99,971,216	717,646,912
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(113,171,447)	(247,419,999)	(70,156,033)	(475,270,293)
Institutional Service Shares	(24,384,264)	(71,101,829)	(15,521,182)	(171,934,535)
Institutional Capital Shares	--	--	(8,334,543)	(37,271,542)
Trust Shares	--	--	(2,359,332)	(33,295,230)
Distributions from net realized gain on investments
Institutional Shares	(1,996,665)	(458,685)	(2,507,155)	--
Institutional Service Shares	(491,342)	(170,666)	(554,678)	--
Institutional Capital Shares	--	--	(297,850)	--
Trust Shares	--	--	(84,315)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(140,043,718)	(319,151,179)	(99,815,088)	(717,771,600)
Share Transactions:
Proceeds from sale of shares	30,449,363,268	67,050,546,287	97,905,715,055	147,204,242,100
Net asset value of shares issued to shareholders in payment of distributions declared	60,064,309	152,863,503	36,172,414	206,374,418
Cost of shares redeemed	(29,301,888,821)	(63,826,908,665)	(93,410,550,843)	(136,905,525,798)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,207,538,756	3,376,501,125	4,531,336,626	10,505,090,720
Change in net assets	1,205,018,109	3,378,692,301	4,531,492,754	10,504,966,032
Net Assets:
Beginning of period	12,677,258,850	9,298,566,549	25,648,194,783	15,143,228,751
End of period	$13,882,276,959	$12,677,258,850	$30,179,687,537	$25,648,194,783
Undistributed (distributions in excess of) net investment income	$(5,698)	$114,088	$(162,561)	$(196,304)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Capital Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund may be subject to the federal AMT for individuals and corporations and state and local taxes. Interest income from the investments of Tax-Free Obligations Fund normally will not be subject to the federal AMT, and may be subject to state and local taxes.

On November 21, 2008, Municipal Obligations Fund received assets from Fifth Third Municipal Money Market Fund as the result of a tax-free transfer of assets, as follows:

Shares of Municipal Obligations Fund Issued	Fifth Third Municipal Money Market Fund Net Assets Received	Net Assets of Municipal Obligations Fund Immediately Prior to Combination	Net Assets of Municipal Obligations Fund Immediately After Combination
562,995,263	$562,995,263	$3,722,307,869	$4,285,303,132

On April 11, 2008, Government Obligations Fund received assets from Liquid Cash Trust as the result of a tax-free reorganization, as follows:

Institutional Shares of Government Obligations Fund Issued	Liquid Cash Trust Net Assets Received	Net Assets of Government Obligations Fund Immediately Prior to Combination	Net Assets of Government Obligations Fund Immediately After Combination
98,361,755	$98,361,755	$33,267,094,169	$33,365,455,924

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Funds then adjust the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in their share of the securities transferred under such repurchase agreements and in their share of proceeds from any repurchase or other disposition of such securities. Municipal Obligations Fund and Tax-Free Obligations Fund have not invested in repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds comply with the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by Prime Management Obligations Fund at January 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	6/12/2008	$3,237,550	$3,237,550

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by Prime Value Obligations Fund at January 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Calamos Global Dynamic Income Fund, (Wachovia Bank, N.A. LOC), 2.703%, 3/2/2009	12/1/2008	$21,500,058	$21,500,045
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	6/12/2008	$14,568,976	$14,568,976

Temporary Guarantee Program

The Funds are participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Funds' coverage under the Program is limited to investors who were shareholders of the Funds as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fees incurred by the Funds were 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fees incurred by the Funds will be 0.015% of the amount of their net assets as of September 19, 2008 (accordingly, the Funds' gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Funds' expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as temporary guarantee program insurance on the Funds' Statements of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in the prior periods. It is currently anticipated that the Funds will continue to participate if the Program is extended; however, there is no assurance that the Funds will do so.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	144,708,524,337	$144,708,524,337	149,436,526,380	$149,436,526,380
Shares issued in connection with tax-free transfer of assets from Liquid Cash Trust	--	--	98,361,755	98,361,755
Shares issued to shareholders in payment of distributions declared	100,392,686	100,392,686	320,190,657	320,190,657
Shares redeemed	(116,961,554,521)	(116,961,554,521)	(138,372,784,513)	(138,372,784,513)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	27,847,362,502	$27,847,362,502	11,482,294,279	$11,482,294,279

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	30,936,347,662	$30,936,347,662	38,144,338,778	$38,144,338,778
Shares issued to shareholders in payment of distributions declared	27,976,481	27,976,481	94,646,152	94,646,152
Shares redeemed	(27,334,049,406)	(27,334,049,406)	(33,736,334,276)	(33,736,334,276)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	3,630,274,737	$3,630,274,737	4,502,650,654	$4,502,650,654

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,934,819,315	$2,934,819,315	4,956,024,290	$4,956,024,290
Shares issued to shareholders in payment of distributions declared	9,049,085	9,049,085	41,710,472	41,710,472
Shares redeemed	(2,494,480,275)	(2,494,480,275)	(4,506,358,228)	(4,506,358,228)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	449,388,125	$449,388,125	491,376,534	$491,376,534

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,415,325,090	$1,415,325,090	2,021,630,307	$2,021,630,307
Shares issued to shareholders in payment of distributions declared	827,698	827,698	3,580,948	3,580,948
Shares redeemed	(1,216,993,210)	(1,216,993,210)	(1,804,761,427)	(1,804,761,427)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	199,159,578	$199,159,578	220,449,828	$220,449,828
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	32,126,184,942	$32,126,184,942	16,696,771,295	$16,696,771,295

	Municipal Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,488,161,584	$7,488,165,432	33,205,585,711	$33,205,585,711
Shares issued in connection with tax-free transfer of assets from Fifth Third Municipal Money Market Fund	360,018,125	360,018,125	--	--
Shares issued to shareholders in payment of distributions declared	17,135,042	17,135,042	88,698,136	88,698,136
Shares redeemed	(9,018,917,328)	(9,018,917,328)	(34,169,177,848)	(34,169,177,848)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,153,602,577)	$(1,153,598,729)	(874,894,001)	$(874,894,001)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,568,050,746	$1,568,038,262	2,753,478,053	$2,753,478,053
Shares issued in connection with tax-free transfer of assets from Fifth Third Municipal Money Market Fund	165,544,173	165,544,173	--	--
Shares issued to shareholders in payment of distributions declared	7,935,412	7,935,412	17,126,580	17,126,580
Shares redeemed	(1,537,650,079)	(1,537,650,079)	(2,663,115,038)	(2,663,115,038)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	203,880,252	$203,867,768	107,489,595	$107,489,595

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,401,960,044	$1,401,959,904	4,298,787,314	$4,298,787,314
Shares issued in connection with tax-free transfer of assets from Fifth Third Municipal Money Market Fund	37,432,965	37,432,965	--	--
Shares issued to shareholders in payment of distributions declared	9,397,626	9,397,626	32,215,558	32,215,558
Shares redeemed	(1,331,332,829)	(1,331,332,829)	(4,186,470,664)	(4,186,470,664)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	117,457,806	$117,457,666	144,532,208	$144,532,208
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(832,264,519)	$(832,273,295)	(622,872,198)	$(622,872,198)

	Prime Cash Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	27,939,767,522	$27,939,767,522	75,124,339,260	$75,124,339,260
Shares issued to shareholders in payment of distributions declared	51,797,379	51,797,379	186,822,681	186,822,681
Shares redeemed	(29,001,194,658)	(29,001,194,658)	(70,263,199,123)	(70,263,199,123)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,009,629,757)	$(1,009,629,757)	5,047,962,818	$5,047,962,818

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,572,741,702	$3,572,741,702	6,810,937,052	$6,810,937,052
Shares issued to shareholders in payment of distributions declared	12,316,439	12,316,439	45,218,626	45,218,626
Shares redeemed	(3,914,589,190)	(3,914,589,190)	(6,649,380,946)	(6,649,380,946)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(329,531,049)	$(329,531,049)	206,774,732	$206,774,732

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,326,910,317	$2,326,910,317	4,995,359,886	$4,995,359,886
Shares issued to shareholders in payment of distributions declared	8,357,530	8,357,530	28,488,656	28,488,656
Shares redeemed	(2,720,769,471)	(2,720,769,471)	(4,510,973,314)	(4,510,973,314)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(385,501,624)	$(385,501,624)	512,875,228	$512,875,228
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,724,662,430)	$(1,724,662,430)	5,767,612,778	$5,767,612,778

	Prime Management Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,257,576,247	$3,257,576,247	10,379,634,595	$10,379,634,595
Shares issued to shareholders in payment of distributions declared	11,975,673	11,975,673	46,823,172	46,823,172
Shares redeemed	(3,514,772,954)	(3,514,772,954)	(10,876,642,088)	(10,876,642,088)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(245,221,034)	$(245,221,034)	(450,184,321)	$(450,184,321)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	667,845,526	$667,845,526	1,368,743,602	$1,368,743,602
Shares issued to shareholders in payment of distributions declared	9,203,412	9,203,412	44,007,112	44,007,112
Shares redeemed	(909,791,201)	(909,791,201)	(1,766,341,352)	(1,766,341,352)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(232,742,263)	$(232,742,263)	(353,590,638)	$(353,590,638)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	561,891,171	$561,891,171	1,236,597,489	$1,236,597,489
Shares issued to shareholders in payment of distributions declared	6,418,387	6,418,387	34,463,480	34,463,480
Shares redeemed	(831,492,463)	(831,492,463)	(1,618,943,885)	(1,618,943,885)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(263,182,905)	$(263,182,905)	(347,882,916)	$(347,882,916)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(741,146,202)	$(741,146,202)	(1,151,657,875)	$(1,151,657,875)

	Prime Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	104,152,802,798	$104,152,802,798	219,638,025,923	$219,638,025,899
Putnam Prime Money Market Fund purchase in-kind	12,093,621,126	12,109,266,710	--	--
Shares issued to shareholders in payment of distributions declared	93,832,814	93,832,814	272,320,088	272,320,088
Shares redeemed	(107,876,262,992)	(107,876,262,992)	(217,948,715,083)	(217,948,715,083)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,463,993,746	$8,479,639,330	1,961,630,928	$1,961,630,904

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,420,033,489	$13,420,033,489	43,431,505,830	$43,431,505,830
Putnam Prime Money Market Fund purchase in-kind	208,659,164	208,929,107	--	--
Shares issued to shareholders in payment of distributions declared	22,261,620	22,261,620	75,927,952	75,927,952
Shares redeemed	(13,342,034,502)	(13,342,034,502)	(43,089,808,593)	(43,089,808,593)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	308,919,771	$309,189,714	417,625,189	$417,625,189

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	952,567,687	$952,567,687	1,189,955,258	$1,189,955,258
Shares issued to shareholders in payment of distributions declared	2,188,084	2,188,084	4,112,572	4,112,572
Shares redeemed	(762,038,591)	(762,038,591)	(1,007,514,943)	(1,007,514,943)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	192,717,180	$192,717,180	186,552,887	$186,552,887
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,965,630,697	$8,981,546,224	2,565,809,004	$2,565,808,980

	Prime Value Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	30,383,690,046	$30,383,690,046	70,899,587,926	$70,899,587,926
Shares issued to shareholders in payment of distributions declared	51,922,091	51,922,091	278,528,384	278,528,384
Shares redeemed	(32,128,014,730)	(32,128,014,730)	(73,857,260,874)	(73,857,260,874)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,692,402,593)	$(1,692,402,593)	(2,679,144,564)	$(2,679,144,564)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,916,054,726	$2,916,054,726	7,555,283,981	$7,555,283,981
Shares issued to shareholders in payment of distributions declared	16,513,348	16,513,348	73,737,023	73,737,023
Shares redeemed	(3,585,422,893)	(3,585,422,893)	(7,591,844,749)	(7,591,844,749)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(652,854,819)	$(652,854,819)	37,176,255	$37,176,255

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,282,113,520	$1,282,113,520	10,399,801,707	$10,399,801,707
Shares issued to shareholders in payment of distributions declared	7,470,036	7,470,036	31,659,407	31,659,407
Shares redeemed	(5,267,913,623)	(5,267,913,623)	(8,165,226,549)	(8,165,226,549)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(3,978,330,067)	$(3,978,330,067)	2,266,234,565	$2,266,234,565
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(6,323,587,479)	$(6,323,587,479)	(375,733,744)	$(375,733,744)

	Tax-Free Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,067,298,326	$26,067,298,326	56,628,314,819	$56,628,314,819
Shares issued to shareholders in payment of distributions declared	50,381,363	50,381,363	129,086,127	129,086,127
Shares redeemed	(25,049,972,081)	(25,049,972,081)	(53,358,530,426)	(53,358,530,426)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,067,707,608	$1,067,707,608	3,398,870,520	$3,398,870,520

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,382,064,942	$4,382,064,942	10,422,231,468	$10,422,231,468
Shares issued to shareholders in payment of distributions declared	9,682,946	9,682,946	23,777,376	23,777,376
Shares redeemed	(4,251,916,740)	(4,251,916,740)	(10,468,378,239)	(10,468,378,239)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	139,831,148	$139,831,148	(22,369,395)	$(22,369,395)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,207,538,756	$1,207,538,756	3,376,501,125	$3,376,501,125

	Treasury Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	78,633,952,517	$78,633,952,517	121,213,459,110	$121,213,459,110
Shares issued to shareholders in payment of distributions declared	31,123,846	31,123,846	169,163,577	169,163,577
Shares redeemed	(75,580,044,555)	(75,580,044,555)	(111,086,615,688)	(111,086,615,688)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,085,031,808	$3,085,031,808	10,296,006,999	$10,296,006,999

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,386,245,811	$11,386,245,811	18,811,938,832	$18,811,938,832
Shares issued to shareholders in payment of distributions declared	3,575,748	3,575,748	30,397,906	30,397,906
Shares redeemed	(11,847,617,749)	(11,847,617,749)	(19,102,584,626)	(19,102,584,626)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(457,796,190)	$(457,796,190)	(260,247,888)	$(260,247,888)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	7,084,768,196	$7,084,768,196	4,857,193,915	$4,857,193,915
Shares issued to shareholders in payment of distributions declared	1,351,834	1,351,834	5,445,379	5,445,379
Shares redeemed	(4,878,616,772)	(4,878,616,772)	(4,360,157,358)	(4,360,157,358)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	2,207,503,258	$2,207,503,258	502,481,936	$502,481,936

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	800,748,531	$800,748,531	2,321,650,243	$2,321,650,243
Shares issued to shareholders in payment of distributions declared	120,986	120,986	1,367,556	1,367,556
Shares redeemed	(1,104,271,767)	(1,104,271,767)	(2,356,168,126)	(2,356,168,126)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(303,402,250)	$(303,402,250)	(33,150,327)	$(33,150,327)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,531,336,626	$4,531,336,626	10,505,090,720	$10,505,090,720

4. PURCHASE IN-KIND

On September 24, 2008, Prime Obligations Fund performed a purchase in-kind of securities and other assets from Putnam Prime Money Market Fund. Securities and other assets valued at $12,109,266,710 were received from Putnam Prime Money Market Fund in exchange for 12,093,621,126 shares of Prime Obligations Fund's Institutional Shares, and securities and other assets valued at $208,929,107 were received from Putnam Prime Money Market Fund in exchange for 208,659,164 shares of Prime Obligations Fund's Institutional Service Shares.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2009, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$17,755,512
Municipal Obligations Fund	$ 2,668,340
Prime Cash Obligations Fund	$ 5,948,484
Prime Management Obligations Fund	$ 2,009,649
Prime Obligations Fund	$10,867,809
Prime Value Obligations Fund	$ 6,080,570
Tax-Free Obligations Fund	$ 5,433,158
Treasury Obligations Fund	$12,081,104

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of each Fund.

For six months ended January 31, 2009, FAS waived the following fees:

Fund	Administrative Fee Waiver
Government Obligations Fund	$435,899
Municipal Obligations Fund	$ 44,574
Prime Cash Obligations Fund	$ 112,748
Prime Management Obligations Fund	$ 26,350
Prime Obligations Fund	$267,090
Prime Value Obligations Fund	$103,369
Tax-Free Obligations Fund	$129,779
Treasury Obligations Fund	$302,437

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund may incur distribution expenses at 0.25% of average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSC can modify or terminate this voluntary waiver/reimbursement at any time at its sole discretion. For the six months ended January 31, 2009, FSC voluntarily reimbursed $86,660 for Treasury Obligations Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $2,385 of fees paid by the Government Obligations Fund.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

For the six months ended January 31, 2009, FSSC voluntarily reimbursed the following fees:

Fund	Shareholder Services Fees Reimbursed
Government Obligations Fund	$ 680
Municipal Obligations Fund	$ 1,038
Prime Cash Obligations Fund	$ 451
Treasury Obligations Fund	$358,438

For the six months ended January 31, 2009, FSSC received the following fees:

Fund	Shareholder Services Fees Received
Tax-Free Obligations Fund	$3,273
Prime Obligations Fund	$ 186

In addition, unaffiliated third-party financial intermediaries voluntarily waived $1,133,018 of Service Fees for Treasury Obligations Fund. This voluntary waiver can be modified or terminated at any time. For the six months ended January 31, 2009, the Institutional Shares for the Funds did not incur a shareholder services fee.

Interfund Transactions

During the six months ended January 31, 2009, the Municipal Obligations Fund and Tax-Free Obligations Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$1,877,375,000	$3,649,166,000
Tax-Free Obligations Fund	$5,328,465,000	$3,714,465,000

General

Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Funds' custodian, net credits realized as a result of uninvested cash balances were used to reduce fund expenses. For the six months ended January 31, 2009, the following Funds' expenses were reduced under these arrangements:

Fund	Expense Reduction
Municipal Obligations Fund	$ 40,721
Tax-Free Obligations Fund	$231,278

7. CONCENTRATION OF RISK

A substantial part of the portfolios of Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, these Funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

8. LINE OF CREDIT

The Funds participate in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Funds did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory Contracts

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME CASH OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME MANAGEMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME VALUE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TAX-FREE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N104 Cusip 60934N625 Cusip 60934N401
Cusip 60934N807 Cusip 60934N617 Cusip 60934N880
Cusip 60934N658 Cusip 60934N583 Cusip 60934N500
Cusip 60934N641 Cusip 60934N575 Cusip 60934N708
Cusip 60934N203 Cusip 60934N112 Cusip 608919833
Cusip 60934N872

25244 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Trust Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
July 31, 2005	$1.00	0.017	--		0.017	(0.017)	--
July 31, 2006	$1.00	0.037	--		0.037	(0.037)	--
July 31, 2007 [3]	$1.00	0.047	--		0.047	(0.047)	--
July 31, 2008	$1.00	0.031	--		0.031	(0.031)	--
January 31, 2009 [4]	$1.00	0.005	--		0.005	(0.005)	--

Prime Obligations Fund
July 31, 2004	$1.00	0.005	0.000	[6]	0.005	(0.005)	--
July 31, 2005	$1.00	0.017	0.000	[6]	0.017	(0.017)	--
July 31, 2006	$1.00	0.038	0.000	[6]	0.038	(0.038)	--
July 31, 2007 [3]	$1.00	0.047	--		0.047	(0.047)	--
July 31, 2008	$1.00	0.035	--		0.035	(0.035)	--
January 31, 2009 [4]	$1.00	0.009	--		0.009	(0.009)	--

Treasury Obligations Fund
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
July 31, 2005	$1.00	0.016	--		0.016	(0.016)	--
July 31, 2006	$1.00	0.036	--		0.036	(0.036)	--
July 31, 2007 [3]	$1.00	0.046	--		0.046	(0.046)	--
July 31, 2008	$1.00	0.026	--		0.026	(0.026)	--
January 31, 2009 [4]	$1.00	0.002	0.000	[6]	0.002	(0.002)	(0.000	) [6]

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 For the six months ended January 31, 2009 (unaudited).

5 Computed on an annualized basis.

6 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.004)	$1.00	0.41%	0.70%		0.41%		0.09%		$ 27,162
(0.017)	$1.00	1.69%	0.70%		1.84%		0.09%		$ 55,057
(0.037)	$1.00	3.78%	0.70%		3.77%		0.09%		$ 104,260
(0.047)	$1.00	4.74%	0.70%		4.64%		0.09%		$ 239,414
(0.031)	$1.00	3.12%	0.70%		2.76%		0.09%		$ 459,837
(0.005)	$1.00	0.54%	0.73%	[5]	1.01%	[5]	0.08%	[5]	$ 658,999

(0.005)	$1.00	0.46%	0.70%		0.47%		0.09%		$ 35,472
(0.017)	$1.00	1.73%	0.70%		1.67%		0.09%		$ 26,434
(0.038)	$1.00	3.82%	0.70%		3.94%		0.09%		$ 91,389
(0.047)	$1.00	4.78%	0.70%		4.69%		0.09%		$ 306,383
(0.035)	$1.00	3.51%	0.70%		3.35%		0.08%		$ 492,957
(0.009)	$1.00	0.90%	0.73%	[5]	1.74%	[5]	0.08%	[5]	$ 685,609

(0.004)	$1.00	0.36%	0.70%		0.37%		0.09%		$ 508,374
(0.016)	$1.00	1.61%	0.70%		1.65%		0.09%		$ 448,505
(0.036)	$1.00	3.68%	0.70%		3.70%		0.09%		$ 791,547
(0.046)	$1.00	4.66%	0.70%		4.56%		0.09%		$1,158,283
(0.026)	$1.00	2.59%	0.69%		2.62%		0.09%		$1,125,269
(0.002)	$1.00	0.22%	0.59%	[5]	0.45%	[5]	0.22%	[5]	$ 821,900

Shareholder Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees/or shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,005.40	$3.69
Prime Obligations Fund	$1,000	$1,009.00	$3.70
Treasury Obligations Fund	$1,000	$1,002.20	$2.98
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,021.53	$3.72
Prime Obligations Fund	$1,000	$1,021.53	$3.72
Treasury Obligations Fund	$1,000	$1,022.23	$3.01

1 Expenses are equal to the Funds' Trust Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.73%
Prime Obligations Fund	0.73%
Treasury Obligations Fund	0.59%

Government Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	51.5%
Repurchase Agreements	48.5%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	48.1%
8-30 Days	24.8%
31-90 Days	18.6%
91-180 Days	5.8%
181 Days or more	2.7%
Other Assets and Liabilities--Net [2]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--51.5%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.331%, 2/8/2009	$135,000,000
4,096,521,000	[2]	Federal Home Loan Bank System Discount Notes, 0.240% - 3.350%, 2/2/2009 - 1/11/2010	4,079,219,302
10,871,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.249% - 2.719%, 2/2/2009 - 4/30/2009	10,868,486,631
6,306,015,000		Federal Home Loan Bank System Notes, 0.870% - 5.000%, 2/2/2009 - 1/26/2010	6,312,956,597
1,373,647,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.250% - 2.700%, 2/19/2009 - 7/1/2009	1,371,310,685
2,155,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.329% - 1.254%, 2/2/2009 - 4/13/2009	2,154,937,284
291,500,000		Federal Home Loan Mortgage Corp. Notes, 2.265% - 5.250%, 2/5/2009 - 5/21/2009	292,665,568
4,152,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.290% - 3.200%, 2/2/2009 - 10/7/2009	4,141,038,424
1,309,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.470% - 2.180%, 2/2/2009 - 4/28/2009	1,308,774,508
1,423,456,000		Federal National Mortgage Association Notes, 3.125% - 7.250%, 2/15/2009 - 1/15/2010	1,458,103,658
273,435,000	[1]	Housing and Urban Development Floating Rate Notes, 1.635%, 2/1/2009	273,435,000
		TOTAL GOVERNMENT AGENCIES	32,395,927,657
		REPURCHASE AGREEMENTS--48.5%
30,000,000		Repurchase agreement 0.29%, dated 1/30/2009 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $30,000,725 on 2/2/2009. The securities provided as collateral at the end of the period were a U.S. Government Agency security and a U.S. Treasury security with various maturities to 8/1/2020 and the market value of those underlying securities was $30,600,815.	30,000,000
1,227,000,000	[3]	Interest in $1,400,000,000 joint repurchase agreement 0.15%, dated 1/6/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,400,180,833 on 2/6/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $1,435,270,485.	1,227,000,000
250,000,000	[3]	Repurchase agreement 0.25%, dated 1/14/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,059,028 on 2/17/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $257,496,960.	250,000,000
881,000,000	[3]	Interest in $1,210,000,000 joint repurchase agreement 0.28%, dated 1/27/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,210,282,333 on 2/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $1,238,575,307.	881,000,000
490,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.30%, dated 1/29/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,133,333 on 3/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $511,720,695.	490,000,000
450,000,000		Repurchase agreement 0.30%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $450,011,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $460,004,238.	450,000,000
2,437,000,000		Interest in $2,970,000,000 joint repurchase agreement 0.30%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,970,074,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $3,029,475,735.	2,437,000,000
419,056,000		Repurchase agreement 0.28%, dated 1/30/2009 under which Banc of America Securities LLC will repurchase a security provided as collateral for $419,065,778 on 2/2/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2038 and the market value of that underlying securities was $427,447,094.	419,056,000
647,000,000	[3]	Interest in $975,000,000 joint repurchase agreement 0.30%, dated 1/28/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $975,381,875 on 3/16/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $1,002,725,613.	647,000,000
1,148,000,000	[3]	Interest in $1,570,000,000 joint repurchase agreement 0.20%, dated 1/9/2009 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,570,270,389 on 2/12/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $1,601,586,830.	1,148,000,000
1,000,000,000		Repurchase agreement 0.28%, dated 1/30/2009 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,000,023,333 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $1,020,023,800.	1,000,000,000
400,000,000	[3]	Repurchase agreement 0.17%, dated 1/6/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $400,056,667 on 2/6/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $409,336,141.	400,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,000,000,000		Repurchase agreement 0.20%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,016,667 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $1,020,017,098.	$1,000,000,000
4,408,143,000		Interest in $7,700,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	4,408,143,000
589,000,000	[3]	Interest in $810,000,000 joint repurchase agreement 0.32%, dated 1/20/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $810,216,000 on 2/19/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $828,284,668.	589,000,000
603,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.32%, dated 1/28/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $800,213,333 on 2/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2048 and the market value of those underlying securities was $819,492,114.	603,000,000
500,000,000		Repurchase agreement 0.28%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,011,667 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $510,011,901.	500,000,000
2,000,000,000		Interest in $3,370,000,000 joint repurchase agreement 0.30%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,370,084,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $3,437,485,935.	2,000,000,000
350,000,000		Repurchase agreement 0.25%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $350,007,292 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/23/2017 and the market value of those underlying securities was $357,008,040.	350,000,000
1,155,000,000	[3]	Interest in $1,550,000,000 joint repurchase agreement 0.27%, dated 1/15/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $1,550,383,625 on 2/17/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of that underlying security was $1,581,213,435.	1,155,000,000
350,000,000		Repurchase agreement 0.27%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $350,007,875 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $1,887,042,458.	350,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,024,167 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2048 and the market value of those underlying securities was $1,020,714,602.	500,000,000
144,363,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	144,363,000
250,000,000		Repurchase agreement 0.29%, dated 1/30/2009 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,006,042 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2049 and the market value of those underlying securities was $255,633,705.	250,000,000
748,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.27%, dated 1/14/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,217,500 on 2/13/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $1,020,115,205.	748,000,000
2,510,000,000		Interest in $3,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,500,084,583 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $3,570,000,682.	2,510,000,000
196,000,000		Interest in $246,000,000 joint repurchase agreement 0.11%, dated 1/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $246,002,255 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/15/2009 and the market value of those underlying securities was $250,921,757.	196,000,000
200,000,000		Repurchase agreement 0.24%, dated 1/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $200,004,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $204,002,530.	200,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.30%, dated 1/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $2,000,050,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/20/2038 and the market value of those underlying securities was $2,040,827,198.	1,000,000,000
250,000,000		Repurchase agreement 0.30%, dated 1/30/2009 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $250,006,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $257,501,356.	250,000,000
150,000,000		Interest in $950,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $950,021,375 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/14/2010 and the market value of those underlying securities was $969,021,821.	150,000,000
250,000,000		Repurchase agreement 0.27%, dated 1/30/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $250,005,625 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $257,381,544.	250,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$900,000,000		Repurchase agreement 0.27%, dated 1/30/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $900,020,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $930,670,802.	$900,000,000
175,000,000		Repurchase agreement 0.29%, dated 1/30/2009 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $175,004,229 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $180,053,682.	175,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.28%, dated 1/30/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,046,667 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/16/2044 and the market value of those underlying securities was $2,049,917,208.	1,000,000,000
373,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.35%, dated 1/15/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $500,097,222 on 2/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2038 and the market value of those underlying securities was $511,755,345.	373,000,000
595,000,000	[3]	Interest in $600,000,000 joint repurchase agreement 0.15%, dated 1/6/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $600,092,500 on 2/12/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $612,064,807.	595,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 0.22%, dated 1/30/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $100,001,833 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/27/2009 and the market value of those underlying securities was $102,004,096.	50,000,000
870,000,000		Repurchase agreement 0.28%, dated 1/30/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $870,020,300 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2047 and the market value of those underlying securities was $887,404,342.	870,000,000
		TOTAL REPURCHASE AGREEMENTS	30,495,562,000
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [4]	62,891,489,657
		OTHER ASSETS AND LIABILITIES - NET--0.0% [5]	18,126,554
		TOTAL NET ASSETS--100%	$62,909,616,211

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	62,891,489,657
Level 3--Significant Unobservable Inputs	--
TOTAL	$ 62,891,489,657

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	28.4%
Variable Rate Demand Instruments	20.1%
Bank Instruments	34.3%
Repurchase Agreements	16.9%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	31.0	% [4]
8-30 Days	16.1%
31-90 Days	31.0%
91-180 Days	17.2%
181 Days or more	4.4%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, commercial paper and notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 21.9% of the Fund's portfolio.

prime obligations fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.1%
		Finance - Automotive--1.0%
$34,609,208	[1,2]	Bank of America Auto Trust 2008-1, Class A1, 2.954%, 9/21/2009	$34,609,208
8,589,998		CarMax Auto Owner Trust 2008-2, Class A1, 2.922%, 7/15/2009	8,589,998
13,227,437		Honda Auto Receivables Owner Trust 2008-2, Class A1, 3.135%, 12/21/2009	13,227,437
155,000,000		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	155,000,000
13,420,582	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	13,420,582
10,527,537		Nissan Auto Receivables Owner Trust 2008-B, Class A1, 2.786%, 6/15/2009	10,521,968
42,539,845		Nissan Auto Receivables Owner Trust 2008-C, Class A1, 3.037%, 12/15/2009	42,539,845
64,127,557		Volkswagen Auto Loan Enhanced Trust 2008-2, Class A1, 2.358%, 1/20/2010	64,127,557
7,101,999		Wachovia Auto Owner Trust 2008-A, Class A1, 2.931%, 6/22/2009	7,101,999
11,546,954		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	11,546,954
		TOTAL	360,685,548
		Finance - Equipment--0.1%
24,562,536		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	24,562,536
		TOTAL ASSET-BACKED SECURITIES	385,248,084
		CERTIFICATES OF DEPOSIT--32.5%
		Finance - Banking--32.5%
124,250,000		Allied Irish Banks PLC, 2.500%, 2/24/2009	124,250,000
672,000,000		BNP Paribas, S.A., 0.700% - 1.000%, 4/20/2009 - 5/4/2009	672,000,000
375,000,000		Banco Santander, S.A., 2.900%, 5/15/2009 - 5/22/2009	375,000,000
302,000,000		Bank of Ireland PLC, 2.330% - 3.170%, 2/17/2009 - 2/25/2009	302,001,326
125,000,000		Bank of Montreal, 3.600% - 3.650%, 6/15/2009 - 7/24/2009	125,000,000
535,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.000% - 1.300%, 4/7/2009 - 4/22/2009	535,000,000
1,303,000,000		Barclays Bank PLC, 1.330% - 3.700%, 2/10/2009 - 7/13/2009	1,303,055,558
1,278,000,000		Calyon, Paris, 0.800% - 3.150%, 2/9/2009 - 7/9/2009	1,278,170,838
933,500,000		Canadian Imperial Bank of Commerce, 1.800% - 3.150%, 2/11/2009 - 6/15/2009	933,500,000
150,000,000		Compass Bank, Birmingham, 1.410%, 3/23/2009	150,000,000
1,549,500,000		Credit Suisse, Zurich, 1.250% - 2.750%, 3/5/2009 - 7/21/2009	1,549,500,000
330,000,000		Fifth Third Bank, Cincinnati, 3.200% - 3.250%, 2/4/2009 - 3/4/2009	330,000,847
1,443,000,000		Lloyds TSB Bank PLC, London, 1.390% - 2.050%, 3/9/2009 - 7/8/2009	1,443,051,159
400,000,000		Mizuho Corporate Bank Ltd., 1.000% - 2.150%, 3/11/2009 - 4/9/2009	400,000,000
170,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.140%, 3/12/2009	170,000,000
272,000,000		Societe Generale, Paris, 1.000% - 2.500%, 4/22/2009 - 5/20/2009	272,000,000
322,000,000		SunTrust Bank, 3.150% - 3.170%, 2/23/2009 - 2/24/2009	322,000,000
175,000,000		Svenska Handelsbanken, Stockholm, 2.110%, 3/10/2009	175,001,789
768,000,000		Toronto Dominion Bank, 1.170% - 2.550%, 5/21/2009 - 9/30/2009	767,999,730
		TOTAL CERTIFICATES OF DEPOSIT	11,227,531,247
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--3.3%
		Finance - Banking--3.3%
$302,000,000		BNP Paribas Securities Corp., 1.000%, 2/2/2009	$302,000,000
100,000,000		Barclays Capital, Inc., 0.270%, 2/2/2009	100,000,000
150,000,000		Citigroup Global Markets, Inc., 0.462%, 2/2/2009	150,000,000
285,000,000		Greenwich Capital Markets, Inc., 0.812%, 2/2/2009	285,000,000
250,000,000		RBC Capital Markets Corp., 0.913%, 2/2/2009	250,000,000
45,000,000		Wachovia Securities, Inc., 1.000%, 2/2/2009	45,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,132,000,000
		COMMERCIAL PAPER--23.1% [3]
		Finance - Automotive--2.8%
100,000,000		DRAC LLC, (A1+/P1 Series), 3.400%, 2/17/2009	99,848,889
867,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.300% - 4.500%, 4/3/2009 - 4/21/2009	860,975,917
		TOTAL	960,824,806
		Finance - Banking--11.2%
100,000,000		Australia & New Zealand Banking Group, Melbourne, 2.650%, 3/11/2009	99,720,278
150,000,000		Banco Santander, S.A., 2.520%, 6/2/2009	148,729,500
153,000,000	[1,2]	Bank of Ireland PLC, 3.110%, 2/23/2009	152,709,215
150,000,000		Calyon, Paris, 2.800%, 3/13/2009	149,533,333
80,000,000		Citigroup Funding, Inc., 3.260%, 2/18/2009	79,878,355
25,000,000		Danske Bank A/S, 1.050%, 7/20/2009	24,876,771
131,000,000	[1,2]	Fountain Square Commercial Funding Corp., 1.000% - 2.950%, 2/4/2009 - 2/17/2009	130,841,750
300,392,000	[1,2]	Gotham Funding Corp., 0.300% - 0.500%, 2/11/2009 - 2/26/2009	300,340,044
280,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 3.100% - 3.150%, 2/20/2009 - 3/13/2009	279,283,500
328,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 1.620% - 3.100%, 2/13/2009 - 3/2/2009	327,670,463
15,170,000		Los Angeles County, CA, Metropolitan Transportation Authority, (Bank of America, N.A. LOC), 2.600%, 2/3/2009	15,170,000
36,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 2.000%, 3/16/2009	35,914,000
91,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.160%, 2/26/2009	90,802,833
166,000,000		Sanpaolo IMI US Financial Co., 3.100% - 3.110%, 3/5/2009 - 3/10/2009	165,513,654
483,500,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.650% - 1.140%, 4/20/2009 - 7/13/2009	481,641,163
203,000,000	[1,2]	Surrey Funding Corporation, 0.400% - 0.550%, 2/18/2009 - 2/27/2009	202,951,239
341,234,000	[1,2]	Ticonderoga Funding LLC, (Bank of America, N.A. SWP), 0.650% - 1.500%, 3/2/2009 - 7/8/2009	340,448,517
835,105,000	[1,2]	Variable Funding Capital Corp., 0.250% - 0.550%, 2/6/2009 - 3/3/2009	834,941,732
		TOTAL	3,860,966,347
		Finance - Commercial--4.0%
40,000,000	[1,2]	Edison Asset Securitization LLC, 0.250%, 2/13/2009	39,996,667
193,183,000	[1,2]	Fairway Finance Co. LLC, 0.350% - 1.500%, 3/2/2009 - 3/20/2009	193,058,017
475,063,000	[1,2]	Falcon Asset Securitization Company LLC, 0.300% - 0.500%, 2/6/2009 - 3/13/2009	474,850,465
100,000,000		General Electric Capital Services, 1.700%, 2/23/2009	99,896,111
234,200,000	[1,2]	Tulip Funding Corp., 0.400% - 1.650%, 2/5/2009 - 2/13/2009	234,163,344
350,000,000	[1,2]	Versailles Commercial Paper LLC, 0.600%, 2/2/2009	349,994,167
		TOTAL	1,391,958,771
		Finance - Retail--5.1%
224,000,000	[1,2]	Alpine Securitization Corp., 0.370%, 4/13/2009	223,836,542
422,724,000	[1,2]	Barton Capital LLC, 0.481% - 0.600%, 4/3/2009 - 5/14/2009	422,196,213
142,995,000	[1,2]	Enterprise Funding Co. LLC, 0.500% - 0.700%, 4/16/2009 - 5/6/2009	142,805,742
100,000,000	[1,2]	Salisbury Receivables Company LLC, 0.400%, 2/13/2009	99,986,667
803,144,000	[1,2]	Sheffield Receivables Corp., 0.350% - 1.600%, 2/2/2009 - 4/9/2009	802,674,400
83,504,000	[1,2]	Yorktown Capital LLC, 0.420%, 4/14/2009	83,433,857
		TOTAL	1,774,933,421
		TOTAL COMMERCIAL PAPER	7,988,683,345
Principal Amount			Value
		CORPORATE BONDS--0.2%
		Finance - Banking--0.0%
$15,500,000		Bank of America Corp., 5.875%, 2/15/2009	$15,513,962
		Finance - Commercial--0.2%
65,000,000		General Electric Capital Corp., 3.342%, 2/2/2009	65,000,202
		TOTAL CORPORATE BONDS	80,514,164
		CORPORATE NOTES--0.3%
		Finance - Banking--0.3%
24,874,000		Royal Bank of Canada, Montreal, 3.875%, 5/4/2009	24,941,134
85,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	87,283,933
		TOTAL CORPORATE NOTES	112,225,067
		GOVERNMENT AGENCIES--0.4%
		Government Agency--0.4%
150,000,000		FHLB System, 0.780%, 1/27/2010	150,000,000
		NOTES - VARIABLE--20.1% [4]
		Consumer Staples--0.2%
63,000,000		Procter & Gamble Co., 2.216%, 3/9/2009	63,000,000
		Electrical Equipment--0.2%
1,835,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 2.000%, 2/5/2009	1,835,000
48,349,287		Northwest Airlines, Inc., (GTD by General Electric Co.), 2.310%, 2/2/2009	48,349,287
		TOTAL	50,184,287
		Electronics--0.6%
206,690,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.389%, 2/26/2009	206,690,000
		Finance - Automotive--1.3%
194,985,000	[1,2]	American Honda Finance Corp., 2.109% - 2.596%, 2/9/2009 - 3/12/2009	194,934,452
247,560,000		Toyota Motor Credit Corp., 0.369% - 0.670%, 2/2/2009 - 2/19/2009	247,560,000
		TOTAL	442,494,452
		Finance - Banking--12.7%
4,360,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 2.450%, 2/5/2009	4,360,000
74,000,000		Abbey National Treasury Services PLC, 0.606%, 2/13/2009	74,000,000
160,000		AlaTrade Foods LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	160,000
2,815,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America, N.A. LOC), 0.660%, 2/5/2009	2,815,000
36,140,000		American Municipal Power-Ohio, Inc., (Series 2008A), (Key Bank, N.A. LOC), 1.900%, 2/5/2009	36,140,000
3,115,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 2.450%, 2/5/2009	3,115,000
83,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.601%, 3/5/2009	83,000,000
40,000,000		Bank of America, N.A., 1.625%, 4/3/2009	40,000,000
40,000,000	[1,2]	Bank of Montreal, 0.936%, 2/5/2009	40,000,000
648,605,000		Bank of Montreal, 1.754% - 2.623%, 2/17/2009 - 4/14/2009	648,543,867
73,000,000	[1,2]	Bank of Nova Scotia, Toronto, 1.648%, 4/9/2009	73,000,000
375,000,000		Bank of Scotland, Edinburgh, 2.916%, 2/6/2009	375,000,000
8,830,000		Biddle Road Corp., (Series 2004), (Wachovia Bank, N.A. LOC), 2.090%, 2/5/2009	8,830,000
4,580,000		Bond Holdings LP, (Wachovia Bank, N.A. LOC), 1.500%, 2/6/2009	4,580,000
15,000,000		Buchanan County, MO, Solid Waste Disposal, Lifeline Foods, LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 1.840%, 2/5/2009	15,000,000
13,180,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/5/2009	13,180,000
135,000,000		Calyon, Paris, 2.414%, 3/11/2009	135,000,000
14,455,000		Campus Crusade for Christ, Inc., (Series 1997), (Wachovia Bank, N.A. LOC), 1.500%, 2/5/2009	14,455,000
6,675,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	6,675,000
5,600,000		Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 1.100%, 2/4/2009	5,600,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$6,835,000		Capital Markets Access Co. LC, (Series 2007), LSPB Real Estate, LLC Project, (Wachovia Bank, N.A. LOC), 1.500%, 2/5/2009	$6,835,000
5,500,000		Capital Markets Access Co. LC, (Series 2008), Sunshine Professional Suites, LLC Project, (Wachovia Bank, N.A. LOC), 1.500%, 2/5/2009	5,500,000
5,141,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	5,141,000
1,453,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	1,453,000
603,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 1.050%, 2/5/2009	603,000
1,002,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 3.050%, 2/5/2009	1,002,000
1,439,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 2.050%, 2/5/2009	1,439,000
723,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	723,000
1,042,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 2.050%, 2/5/2009	1,042,000
3,442,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 2.050%, 2/5/2009	3,442,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 2.410%, 2/5/2009	2,350,000
8,690,000		Church at Brook Hills, (Wachovia Bank, N.A. LOC), 1.600%, 2/6/2009	8,690,000
5,825,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 3.250%, 2/5/2009	5,825,000
695,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 5.000%, 2/5/2009	695,000
730,000		Columbia County, GA, Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 1.100%, 2/4/2009	730,000
74,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 1.625% - 3.443%, 2/3/2009 - 4/3/2009	74,000,000
9,950,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 3.130%, 2/5/2009	9,950,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D), Griffin Hospital, (Wachovia Bank, N.A. LOC), 1.250%, 2/5/2009	7,425,000
6,655,000		Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wachovia Bank, N.A. LOC), 1.500%, 2/5/2009	6,655,000
62,710,000		Cook County, IL, (Series 2002 A), 5.500%, 2/4/2009	62,710,000
3,725,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 2.450%, 2/5/2009	3,725,000
6,450,000		Cunat Capital Corp., Northfield Corp., (Series 206), (Fifth Third Bank, Cincinnati LOC), 2.730%, 2/5/2009	6,450,000
6,745,000		DJD Investments, LLC, (Series 2004), (Regions Bank, Alabama LOC), 1.000%, 2/5/2009	6,745,000
11,700,000		Decatur, AL, IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 1.250%, 2/5/2009	11,700,000
200,000,000		Depfa Bank PLC, 2.246%, 3/16/2009	200,000,000
79,000,000		Deutsche Bank AG, 1.735%, 3/23/2009	79,000,000
1,935,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank, N.A. LOC), 1.500%, 2/4/2009	1,935,000
5,970,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.350%, 2/5/2009	5,970,000
7,300,000		Fawn Ridge Limited Partnership, (Series 2006), (Fifth Third Bank, Cincinnati LOC), 2.950%, 2/5/2009	7,300,000
5,100,000		Foley City Redevelopment Authority, (RBC Bank (USA) LOC), 1.000%, 2/5/2009	5,100,000
23,300,000		Fuller Road Management Corp., (Series 2007), (Key Bank, N.A. LOC), 3.400%, 2/5/2009	23,300,000
11,690,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 2.450%, 2/5/2009	11,690,000
34,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 1.150%, 2/4/2009	34,900,000
13,010,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 1.100%, 2/4/2009	13,010,000
8,725,000		H.C. Equities LP, (Wachovia Bank, N.A. LOC), 1.250%, 2/5/2009	8,725,000
152,000,000	[1,2]	ING Bank NV, 1.716% - 2.346%, 3/16/2009 - 3/26/2009	152,000,000
3,225,000		J.P. Plymouth Properties LLC, (Series 1999), (Bank of America, N.A. LOC), 0.610%, 2/4/2009	3,225,000
2,455,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank, N.A. LOC), 1.550%, 2/4/2009	2,455,000
1,575,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank, N.A. LOC), 1.550%, 2/4/2009	1,575,000
4,435,000		Lee County, FL, IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.350%, 2/6/2009	4,435,000
24,300,000		Leeds, AL, (Series 2006-A), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	24,300,000
97,000,000		Lloyds Banking Group PLC, 2.806%, 2/7/2009	97,000,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	5,165,000
410,000		Madison, WI, Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 0.610%, 2/5/2009	410,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$4,360,000		Maryland State Economic Development Corp., Human Genome Sciences, (Series 1999B), (Wachovia Bank, N.A. LOC), 1.560%, 2/3/2009	$4,360,000
4,170,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank, N.A. LOC), 1.500%, 2/6/2009	4,170,000
1,554,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 3.050%, 2/5/2009	1,554,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank, N.A. LOC), 1.750%, 2/5/2009	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	17,000,000
55,000,000		National Australia Bank Ltd., Melbourne, 2.423%, 3/6/2009	55,000,000
54,600,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 1.100%, 2/4/2009	54,600,000
900,000		Newport, KY, Industrial Building Revenue Bonds, South Beach #1, LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	900,000
100,000		North American Gulf Terminals, Inc., (Series 2002), (Regions Bank, Alabama LOC), 1.750%, 2/5/2009	100,000
11,415,000		North Oaks Partnership, (Series 1998), (Bank of America, N.A. LOC), 1.000%, 2/5/2009	11,415,000
79,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank, N.A. LOC), 1.350%, 2/4/2009	79,800,000
4,605,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 1.550%, 2/5/2009	4,605,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 1.250%, 2/4/2009	6,650,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wachovia Bank, N.A. LOC), 0.800%, 2/4/2009	17,220,000
9,705,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.500%, 2/5/2009	9,705,000
1,000,000		Red Diamond, Inc., (Series 2007), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	1,000,000
86,000,000	[1,2]	Royal Bank of Canada, Montreal, 0.733%, 2/17/2009	86,000,000
200,000,000		Royal Bank of Canada, Montreal, 1.735%, 4/1/2009	200,000,000
220,000,000		Royal Bank of Scotland PLC, Edinburgh, 0.740% - 0.745%, 2/2/2009	220,000,000
80,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 2.396%, 3/15/2009	80,000,000
32,180,000		Rush Medical Foundation, (Series 2006), (Regions Bank, Alabama LOC), 1.250%, 2/13/2009	32,180,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.410%, 2/5/2009	19,000,000
930,000		Savannah, GA, Housing Authority, (SunTrust Bank LOC), 1.150%, 2/4/2009	930,000
7,810,000		Seeber USA LLP, (Series 2000), (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	7,810,000
18,960,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 2.470%, 2/5/2009	18,960,000
6,440,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 2.470%, 2/5/2009	6,440,000
95,000,000		Societe Generale, Paris, 2.620%, 3/4/2009	95,000,000
10,435,000		Spira Millenium LLC, (Series 2001), (Bank of America, N.A. LOC), 0.850%, 2/5/2009	10,435,000
1,680,000		Springfield Ltd. Partnership, (UBS AG LOC), 3.050%, 2/5/2009	1,680,000
80,000		St. Paul, MN, Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 2.800%, 2/5/2009	80,000
1,365,000		St. Paul, MN, Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 2.700%, 2/5/2009	1,365,000
90,300,000		Svenska Handelsbanken, Inc., 1.580%, 4/14/2009	90,300,000
71,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 1.509%, 4/27/2009	71,000,000
130,000,000		Svenska Handelsbanken, Stockholm, 1.635%, 4/6/2009	130,000,000
135,000		Valleydale Baptist Church, (Series 2003), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	135,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	1,100,000
963,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 8.000%, 2/5/2009	963,000
1,065,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 5.250%, 2/2/2009	1,065,000
309,000,000		Wachovia Bank, N.A., 0.356% - 1.845%, 2/23/2009 - 4/62009	308,998,072
55,000,000		Wells Fargo & Co., 1.668%, 3/23/2009	55,024,948
74,660,000		Wells Fargo Bank, N.A., 0.559%, 2/27/2009	74,660,000
76,700,000		Westpac Banking Corp. Ltd., Sydney, 1.460%, 4/14/2009	76,700,000
8,320,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.130%, 2/5/2009	8,320,000
4,200,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	4,200,000
8,000,000		Yeshivas Novominsk, (Series 2008), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 1.410%, 2/5/2009	8,000,000
		TOTAL	4,388,203,887
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Brokerage--0.1%
$43,075,000		Credit Suisse (USA), Inc., 0.509%, 2/9/2009	$42,991,258
		Finance - Commercial--0.5%
152,000,000		General Electric Capital Corp., 0.446% - 2.096%, 2/9/2009 - 3/16/2009	152,004,935
20,000,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 4.250%, 2/5/2009	20,000,000
		TOTAL	172,004,935
		Government Agency--0.1%
11,020,000		Capital Trust Agency, FL, (FNMA LOC), 1.410%, 2/5/2009	11,020,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 1.720%, 2/5/2009	5,350,000
13,250,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 1.250%, 2/5/2009	13,250,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 1.000%, 2/5/2009	17,725,000
		TOTAL	47,345,000
		Insurance--4.0%
112,000,000		Allstate Life Global Funding II, 1.775%, 3/20/2009	112,000,000
50,000,000		Hartford Life Insurance Co., 2.503% - 3.493%, 2/2/2009 - 3/1/2009	50,000,000
80,000,000		ING USA Annuity and Life Insurance Co., 2.739%, 3/10/2009	80,000,000
74,650,000		ING USA Global Funding Trust, 2.028%, 3/19/2009	74,650,000
186,000,000	[1,2]	MetLife Global Funding I, 1.635% - 1.668%, 4/9/2009 - 4/13/2009	186,000,000
66,000,000		MetLife Insurance Co. of Connecticut, 1.788% - 2.556%, 2/19/2009 - 3/30/2009	66,000,000
105,000,000		Metropolitan Life Insurance Co., 1.865% - 3.573%, 2/2/2009 - 4/1/2009	105,000,000
81,000,000	[1,2]	Monumental Global Funding III, 2.549%, 2/17/2009	81,000,000
120,000,000		Monumental Life Insurance Co., 0.918% - 2.623%, 2/2/2009 - 4/1/2009	120,000,000
25,000,000	[1,2]	New York Life Global Funding, 2.275%, 2/13/2009	25,000,000
205,200,000	[1,2]	PRICOA Global Funding I, 1.836% - 2.445%, 2/13/2009 - 3/25/2009	205,192,724
100,000,000	[1,2]	Pacific Life Global Funding, 2.638%, 2/9/2009	100,000,000
49,000,000		Principal Life Insurance Co., 1.648%, 4/9/2009	49,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 1.855%, 4/1/2009	125,000,000
		TOTAL	1,378,842,724
		Oil & Oil Finance--0.4%
150,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.284%, 3/11/2009	150,000,000
		TOTAL NOTES - VARIABLE	6,941,756,543
		TIME DEPOSIT--1.8%
		Finance - Banking--1.8%
600,000,000		BNP Paribas SA, 0.300%, 2/2/2009	600,000,000
		REPURCHASE AGREEMENTS--16.9%
283,000,000		Interest in $4,883,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,883,109,868 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2018 and the market value of those underlying securities was $4,980,772,097.	283,000,000
300,000,000		Repurchase agreement 0.25%, dated 1/30/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $300,006,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/20/2038 and the market value of those underlying securities was $306,006,375.	300,000,000
1,000,000,000		Interest in $7,700,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	1,000,000,000
370,000,000		Interest in $3,370,000,000 joint repurchase agreement 0.30%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,370,084,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $3,437,485,935.	370,000,000
1,500,000,000		Repurchase agreement 0.27%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,033,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $1,887,042,458.	1,500,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$2,132,000,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	$2,132,000,000
50,000,000		Interest in $246,000,000 joint repurchase agreement 0.11%, dated 1/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $246,002,255 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/15/2009 and the market value of those underlying securities was $250,921,757.	50,000,000
100,000,000		Interest in $950,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $950,021,375 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/14/2010 and the market value of those underlying securities was $969,021,821.	100,000,000
35,000,000		Interest in $835,000,000 joint repurchase agreement 0.28%, dated 1/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $835,019,483 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $851,719,164.	35,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 0.22%, dated 1/30/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $100,001,833 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/27/2009 and the market value of those underlying securities was $102,004,096.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	5,820,000,000
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [5]	34,437,958,450
		OTHER ASSETS AND LIABILITIES - NET--0.3% [6]	91,270,655
		TOTAL NET ASSETS--100%	$34,529,229,105
1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $7,103,825,007, which represented 20.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees''). At January 31, 2009, these liquid restricted securities amounted to $7,103,825,007, which represented 20.6% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	34,437,958,450
Level 3--Significant Unobservable Inputs	--
TOTAL	$34,437,958,450

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	79.8%
U.S. Treasury Securities	19.3%
Other Assets and Liabilities--Net [2]	0.9%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.3%
8-30 Days	8.2%
31-90 Days	5.1%
91-180 Days	7.0%
181 Days or more	3.5%
Other Assets and Liabilities--Net [2]	0.9%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--79.8%
$4,057,000,000		Interest in $4,883,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,883,109,868 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2018 and the market value of those underlying securities was $4,980,772,097.	$4,057,000,000
1,555,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.26%, dated 1/30/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $2,000,043,333 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $2,040,044,262.	1,555,000,000
425,000,000	[1]	Repurchase agreement 0.15%, dated 1/13/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $425,053,125 on 2/13/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $433,534,437.	425,000,000
1,000,000,000	[1]	Repurchase agreement 0.15%, dated 1/2/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,116,667 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $1,020,119,099.	1,000,000,000
609,000,000	[1]	Interest in $825,000,000 joint repurchase agreement 0.15%, dated 1/2/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $825,106,563 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $841,608,812.	609,000,000
814,000,000	[1]	Interest in $920,000,000 joint repurchase agreement 0.19%, dated 1/27/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $920,145,667 on 2/26/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $938,429,728.	814,000,000
826,548,000		Interest in $7,700,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Barclays Capital, Inc., will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	826,548,000
90,000,000	[1]	Interest in $100,000,000 joint repurchase agreement 2.10%, dated 8/13/2008 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $101,044,167 on 2/9/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on1/15/2027 and the market value of that underlying security was $103,023,411.	90,000,000
1,000,000,000		Repurchase agreement 0.28%, dated 1/30/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,023,333 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $1,020,023,816.	1,000,000,000
2,647,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.28%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,000,070,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $3,060,071,460.	2,647,000,000
2,055,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,500,056,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $2,550,009,328.	2,055,000,000
2,055,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,056,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2018 and the market value of those underlying securities was $2,550,057,453.	2,055,000,000
250,000,000	[1]	Repurchase agreement 0.12%, dated 1/13/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,025,833 on 2/13/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/9/2009 and the market value of those underlying securities was $255,001,616.	250,000,000
555,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,022,500 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/23/2009 and the market value of those underlying securities was $1,020,004,422.	555,000,000
4,055,000,000		Interest in $4,500,000,000 joint repurchase agreement 0.26%, dated 1/30/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $4,500,097,500 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2018 and the market value of those underlying securities was $4,590,002,090.	4,055,000,000
700,000,000		Interest in $950,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $950,021,375 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/14/2010 and the market value of those underlying securities was $969,021,821.	700,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$800,000,000		Interest in $835,000,000 joint repurchase agreement 0.28%, dated 1/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $835,019,483 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $851,719,164.	$800,000,000
500,000,000		Repurchase agreement 0.25%, dated 1/30/2009 under which Societe Generale, Paris will repurchase securities provided as collateral for $500,010,417 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/28/2009 and the market value of those underlying securities was $510,010,669.	500,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 0.17%, dated 1/30/2009 under which UBS Securities LLC will repurchase a security provided as collateral for $100,001,417 on 2/2/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2010 and the market value of that underlying security was $102,001,783.	96,000,000
		TOTAL REPURCHASE AGREEMENTS	24,089,548,000
		U.S. TREASURY--19.3%
1,058,000,000	[2]	United States Treasury Bills, 0.250% - 2.295%, 7/2/2009	1,053,148,599
300,000,000	[2]	United States Treasury Bills, 0.970% - 1.000%, 10/22/2009	297,830,249
300,000,000	[2]	United States Treasury Bills, 0.990%, 5/15/2009	299,150,250
1,275,000,000	[2]	United States Treasury Bills, 1.100%, 4/16/2009	1,272,117,078
653,000,000	[2]	United States Treasury Bills, 1.600% - 2.425%, 6/4/2009	648,787,592
895,000,000	[2]	United States Treasury Bills, 1.885% - 1.920%, 2/26/2009	893,819,635
237,500,000		United States Treasury Notes, 4.000%, 8/31/2009	241,068,409
311,750,000		United States Treasury Notes, 4.500%, 3/31/2009	313,078,045
62,000,000		United States Treasury Notes, 4.625%, 7/31/2009	63,322,411
91,500,000		United States Treasury Notes, 4.875%, 5/15/2009	92,151,583
137,500,000		United States Treasury Notes, 4.875%, 5/31/2009	138,679,082
498,800,000		United States Treasury Notes, 4.875%, 8/15/2009	510,763,414
		TOTAL U.S. TREASURY	5,823,916,347
		TOTAL INVESTMENTS--99.1% (AT AMORTIZED COST) [3]	29,913,464,347
		OTHER ASSETS AND LIABILITIES - NET--0.9% [4]	266,223,190
		TOTAL NET ASSETS--100%	$30,179,687,537

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Discount rate at time of purchase.

3 Also represent cost for federal tax purposes.

4 Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	29,913,464,347
Level 3--Significant Unobservable Inputs	--
TOTAL	$29,913,464,347

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2009 (unaudited)

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$30,495,562,000	$5,820,000,000	$24,089,548,000
Investments in securities	32,395,927,657	28,617,958,450	5,823,916,347
Total investments in securities, at amortized cost and value	62,891,489,657	34,437,958,450	29,913,464,347
Cash	--	59,898	273,216
Income receivable	127,562,728	86,446,988	30,543,102
Receivable for investments sold	--	33,370,000	224,000,000
Receivable for shares sold	4,494,810	3,938,847	13,303,646
Prepaid expenses	2,115,972	1,004,736	2,407,363
TOTAL ASSETS	63,025,663,167	34,562,778,919	30,183,991,674
Liabilities:
Payable for shares redeemed	18,281,528	11,294,610	864,250
Bank overdraft	74,880,569	--	--
Payable to Directors'/Trustees' fees	--	9,848	--
Payable for distribution services fee (Note 5)	125,203	146,292	150,997
Payable for shareholder services fee (Note 5)	1,801,072	440,575	1,061,464
Income distribution payable	20,958,584	21,658,489	2,227,426
TOTAL LIABILITIES	116,046,956	33,549,814	4,304,137
TOTAL NET ASSETS	$62,909,616,211	$34,529,229,105	$30,179,687,537
Net Assets Consist of:
Paid-in capital	$62,910,165,154	$34,531,318,243	$30,179,727,713
Accumulated net realized gain on investments	--	--	122,385
Distributions in excess of net investment income	(548,943)	(2,089,138)	(162,561)
TOTAL NET ASSETS	$62,909,616,211	$34,529,229,105	$30,179,687,537
Net Assets:
Institutional Shares	$48,272,070,647	$26,908,886,826	$20,103,468,300
Institutional Service Shares	12,400,407,710	6,934,733,575	5,406,231,508
Institutional Capital Shares	1,578,138,876	--	3,848,087,460
Trust Shares	658,998,978	685,608,704	821,900,269
TOTAL NET ASSETS	$62,909,616,211	$34,529,229,105	$30,179,687,537
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	48,272,855,816	26,895,811,071	20,104,124,708
Institutional Service Shares	12,400,304,452	6,933,917,836	5,405,752,968
Institutional Capital Shares	1,578,249,970	--	3,847,934,028
Trust Shares	658,754,924	685,673,345	821,916,009
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2009 (unaudited)

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$375,524,440	$336,391,523	$143,853,019
Expenses:
Investment adviser fee (Note 5)	45,284,016	27,462,599	30,899,355
Administrative personnel and services fee (Note 5)	17,666,467	10,716,609	12,059,641
Custodian fees	749,282	517,685	550,499
Transfer and dividend disbursing agent fees and expenses	291,237	154,620	144,486
Directors'/Trustees' fees	115,121	106,634	127,954
Auditing fees	10,615	10,648	10,614
Legal fees	6,892	6,516	6,778
Portfolio accounting fees	100,655	94,717	100,784
Distribution services fee--Trust Shares (Note 5)	653,746	767,618	1,289,006
Shareholder services fee--Institutional Service Shares (Note 5)	9,002,500	3,700,311	5,215,758
Shareholder services fee--Institutional Capital Shares (Note 5)	556,725	--	1,599,486
Shareholder services fee--Trust Shares (Note 5)	135,359	289,139	248,914
Account administration fee--Institutional Service Shares	4,230,292	4,453,684	2,693,857
Account administration fee--Institutional Capital Shares	148,946	--	330,443
Account administration fee--Trust Shares	518,387	478,479	1,013,579
Share registration costs	170,267	64,695	31,609
Printing and postage	141,739	66,332	47,017
Insurance premiums	31,756	40,346	37,000
Temporary guarantee program insurance	5,309,001	3,349,943	4,918,817
Miscellaneous	35,380	44,569	84,246
TOTAL EXPENSES	85,158,383	52,325,144	61,409,843
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	(17,755,512)	(10,867,809)	(12,081,104)
Waiver of administrative personnel and services fee	(435,899)	(267,090)	(302,437)
Waiver of shareholder services fee--Institutional Service Shares	--	--	(579,874)
Waiver of shareholder services fee--Trust Shares	--	--	(553,144)
Reimbursement of distribution services fee--Trust Shares	--	--	(86,660)
Reimbursement of shareholder services fee--Institutional Service Shares	--	--	(138,318)
Reimbursement of shareholder services fee--Institutional Capital Shares	(680)	--	(154,498)
Reimbursement of shareholder services fee--Trust Shares	--	--	(65,622)
TOTAL WAIVERS AND REIMBURSEMENTS	(18,192,091)	(11,134,899)	(13,961,657)
Net expenses	66,966,292	41,190,245	47,448,186
Net investment income	308,558,148	295,201,278	96,404,833
Net realized gain on investments	--	--	3,566,383
Change in net assets resulting from operations	$308,558,148	$295,201,278	$99,971,216

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$308,558,148	$858,527,170	$295,201,278	$999,121,050
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(230,872,499)	(588,821,794)	(225,231,248)	(744,026,695)
Institutional Service Shares	(65,578,857)	(214,176,447)	(66,091,511)	(240,886,427)
Institutional Capital Shares	(9,891,302)	(45,201,657)	--	--
Trust Shares	(2,631,181)	(10,469,154)	(5,396,057)	(14,648,461)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(308,973,839)	(858,669,052)	(296,718,816)	(999,561,583)
Share Transactions:
Proceeds from sale of shares	179,995,016,404	194,558,519,755	118,525,403,974	264,259,486,987
Proceeds from shares issued in connection with the tax-free transfer of assets from Liquid Cash Trust	--	98,361,755	--	--
Putnam Prime Money Market Fund purchase in-kind	--	--	12,318,195,817	--
Net asset value of shares issued to shareholders in payment of distributions declared	138,245,950	460,128,229	118,282,518	352,360,612
Cost of shares redeemed	(148,007,077,412)	(178,420,238,444)	(121,980,336,085)	(262,046,038,619)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	32,126,184,942	16,696,771,295	8,981,546,224	2,565,808,980
Change in net assets	32,125,769,251	16,696,629,413	8,980,028,686	2,565,368,447
Net Assets:
Beginning of period	30,783,846,960	14,087,217,547	25,549,200,419	22,983,831,972
End of period	$62,909,616,211	$30,783,846,960	$34,529,229,105	$25,549,200,419
Distributions in excess of net investment income	$(548,943)	$(133,252)	$(2,089,138)	$(571,600)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Treasury Obligations Fund
	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$96,404,833	$717,646,912
Net realized gain on investment	3,566,383	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	99,971,216	717,646,912
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(70,156,033)	(475,270,293)
Institutional Service Shares	(15,521,182)	(171,934,535)
Institutional Capital Shares	(8,334,543)	(37,271,542)
Trust Shares	(2,359,332)	(33,295,230)
Distributions from net realized gain on investments
Institutional Shares	(2,507,155)	--
Institutional Service Shares	(554,678)	--
Institutional Capital Shares	(297,850)	--
Trust Shares	(84,315)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(99,815,088)	(717,771,600)
Share Transactions:
Proceeds from sale of shares	97,905,715,055	147,204,242,100
Net asset value of shares issued to shareholders in payment of distributions declared	36,172,414	206,374,418
Cost of shares redeemed	(93,410,550,843)	(136,905,525,798)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,531,336,626	10,505,090,720
Change in net assets	4,531,492,754	10,504,966,032
Net Assets:
Beginning of period	25,648,194,783	15,143,228,751
End of period	$30,179,687,537	$25,648,194,783
Distributions in excess of net investment income	$(162,561)	$(196,304)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The Financial Highlights of the Institutional Shares, Institutional Service Shares and Institutional Capital Shares are presented separately.

On April 11, 2008, Government Obligations Fund received assets from Liquid Cash Trust as the result of a tax-free reorganization, as follows:

Institutional Shares of Government Obligations Fund Issued	Liquid Cash Trust Net Assets Received	Net Assets of Government Obligations Fund Immediately Prior to Combination
98,361,755	$98,361,755	$33,267,094,169

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Funds then adjust the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercise "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by each Fund's Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds comply with the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes". As of and during the six months ended January 31, 2009, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Funds are participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Funds' coverage under the Program is limited to investors who were shareholders of the Funds as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fees incurred by the Funds were 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fees incurred by the Funds will be 0.015% of the amount of their net assets as of September 19, 2008 (accordingly, the Funds' gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Funds' expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as temporary guarantee program insurance on the Funds' Statements of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in the prior periods. It is currently anticipated that the Funds will continue to participate if the Program is extended; however, there is no assurance that the Funds will do so.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	144,708,524,337	$144,708,524,337	149,436,526,380	$149,436,526,380
Shares issued in connection with tax-free transfer of assets from Liquid Cash Trust	--	--	98,361,755	98,361,755
Shares issued to shareholders in payment of distributions declared	100,392,686	100,392,686	320,190,657	320,190,657
Shares redeemed	(116,961,554,521)	(116,961,554,521)	(138,372,784,513)	(138,372,784,513)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	27,847,362,502	$27,847,362,502	11,482,294,279	$11,482,294,279

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	30,936,347,662	$30,936,347,662	38,144,338,778	$38,144,338,778
Shares issued to shareholders in payment of distributions declared	27,976,481	27,976,481	94,646,152	94,646,152
Shares redeemed	(27,334,049,406)	(27,334,049,406)	(33,736,334,276)	(33,736,334,276)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	3,630,274,737	$3,630,274,737	4,502,650,654	$4,502,650,654

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,934,819,315	$2,934,819,315	4,956,024,290	$4,956,024,290
Shares issued to shareholders in payment of distributions declared	9,049,085	9,049,085	41,710,472	41,710,472
Shares redeemed	(2,494,480,275)	(2,494,480,275)	(4,506,358,228)	(4,506,358,228)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	449,388,125	$449,388,125	491,376,534	$491,376,534

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,415,325,090	$1,415,325,090	2,021,630,307	$2,021,630,307
Shares issued to shareholders in payment of distributions declared	827,698	827,698	3,580,948	3,580,948
Shares redeemed	(1,216,993,210)	(1,216,993,210)	(1,804,761,427)	(1,804,761,427)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	199,159,578	$199,159,578	220,449,828	$220,449,828
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	32,126,184,942	$32,126,184,942	16,696,771,295	$16,696,771,295

	Prime Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	104,152,802,798	$104,152,802,798	219,638,025,923	$219,638,025,899
Putnam Prime Money Market Fund purchase in-kind	12,093,621,126	12,109,266,710	--	--
Shares issued to shareholders in payment of distributions declared	93,832,814	93,832,814	272,320,088	272,320,088
Shares redeemed	(107,876,262,992)	(107,876,262,992)	(217,948,715,083)	(217,948,715,083)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,463,993,746	$8,479,639,330	1,961,630,928	$1,961,630,904

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,420,033,489	$13,420,033,489	43,431,505,830	$43,431,505,830
Putnam Prime Money Market Fund purchase in-kind	208,659,164	208,929,107	--	--
Shares issued to shareholders in payment of distributions declared	22,261,620	22,261,620	75,927,952	75,927,952
Shares redeemed	(13,342,034,502)	(13,342,034,502)	(43,089,808,593)	(43,089,808,593)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	308,919,771	$309,189,714	417,625,189	$417,625,189

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	952,567,687	$952,567,687	1,189,955,258	$1,189,955,258
Shares issued to shareholders in payment of distributions declared	2,188,084	2,188,084	4,112,572	4,112,572
Shares redeemed	(762,038,591)	(762,038,591)	(1,007,514,943)	(1,007,514,943)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	192,717,180	$192,717,180	186,552,887	$186,552,887
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,965,630,697	$8,981,546,224	2,565,809,004	$2,565,808,980

	Treasury Obligations Fund
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	78,633,952,517	$78,633,952,517	121,213,459,110	$121,213,459,110
Shares issued to shareholders in payment of distributions declared	31,123,846	31,123,846	169,163,577	169,163,577
Shares redeemed	(75,580,044,555)	(75,580,044,555)	(111,086,615,688)	(111,086,615,688)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,085,031,808	$3,085,031,808	10,296,006,999	$10,296,006,999

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,386,245,811	$11,386,245,811	18,811,938,832	$18,811,938,832
Shares issued to shareholders in payment of distributions declared	3,575,748	3,575,748	30,397,906	30,397,906
Shares redeemed	(11,847,617,749)	(11,847,617,749)	(19,102,584,626)	(19,102,584,626)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(457,796,190)	$(457,796,190)	(260,247,888)	$(260,247,888)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	7,084,768,196	$7,084,768,196	4,857,193,915	$4,857,193,915
Shares issued to shareholders in payment of distributions declared	1,351,834	1,351,834	5,445,379	5,445,379
Shares redeemed	(4,878,616,772)	(4,878,616,772)	(4,360,157,358)	(4,360,157,358)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	2,207,503,258	$2,207,503,258	502,481,936	$502,481,936

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	800,748,531	$800,748,531	2,321,650,243	$2,321,650,243
Shares issued to shareholders in payment of distributions declared	120,986	120,986	1,367,556	1,367,556
Shares redeemed	(1,104,271,767)	(1,104,271,767)	(2,356,168,126)	(2,356,168,126)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(303,402,250)	$(303,402,250)	(33,150,327)	$(33,150,327)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,531,336,626	$4,531,336,626	10,505,090,720	$10,505,090,720

4. PURCHASE IN-KIND

On September 24, 2008, Prime Obligations Fund performed a purchase in-kind of securities and other assets from Putnam Prime Money Market Fund. Securities and other assets valued at $12,109,266,710 were received from Putnam Prime Money Market Fund in exchange for 12,093,621,126 shares of Prime Obligations Fund's Institutional Shares, and securities and other assets valued at $208,929,107 were received from Putnam Prime Money Market Fund in exchange for 208,659,164 shares of Prime Obligations Fund's Institutional Service Shares.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2009, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$17,755,512
Prime Obligations Fund	$10,867,809
Treasury Obligations Fund	$12,081,104

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund.

For the six months ended January 31, 2009, FAS waived the following fees:

Fund	Administrative Fee Waiver
Government Obligations Fund	$435,899
Prime Obligations Fund	$267,090
Treasury Obligations Fund	$302,437

Distribution Services Fee

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Funds may incur distribution expenses at 0.25% of average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive/or reimburse any portion of its fee. FSC can modify or terminate this voluntary waiver/reimbursement at any time at its sole discretion. For the six months ended January 31, 2009, FSC voluntarily reimbursed $86,660 for Treasury Obligations Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $2,385 of fees paid by Government Obligations Fund.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

For the six months ended January 31, 2009, the FSSC voluntarily reimbursed the following fees:

Fund	Shareholders Services Fee Reimbursed
Government Obligations Fund	$ 680
Treasury Obligations Fund	$358,438

For the six months ended January 31, 2009, FSSC received $186 of fees paid by Prime Obligations Fund. In addition, unaffiliated third-party financial intermediaries voluntarily waived $1,133,018 of Service Fees for Treasury Obligations Fund. This voluntary waiver can be modified or terminated at any time. For the six months ended January 31, 2009, the Institutional Shares for the Funds did not incur a shareholder services fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of Prime Obligations Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Funds participate in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Funds did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory Contracts

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N153
Cusip 60934N146
Cusip 60934N120

30075 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Reserves Fund

Federated Government Reserves Fund

Federated Municipal Trust

Portfolios of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Federated Capital Reserves Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009		0.033		0.044	0.035	0.009
Less Distributions:
Distributions from net investment income	(0.009)		(0.033)		(0.044)	(0.035)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	0.93%		3.31%		4.48%	3.51%	0.90%

Ratios to Average Net Assets:
Net expenses	1.04	% [3,4]	1.00	% [3]	1.00%	1.00%	1.00	% [4]
Net investment income	1.85	% [4]	3.21%		4.39%	3.47%	2.26	% [4]
Expense waiver/reimbursement [5]	0.32	% [4]	0.34%		0.33%	0.33%	0.35	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,197,462		$10,106,815		$9,311,899	$8,165,254	$7,429,461

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios for the six months ended January 31, 2009 and the year ended July 31, 2008 are 1.04% and 1.00%, respectively, after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Federated Government Reserves Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,			Period Ended
	1/31/2009		2008	2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004		0.028	0.043	0.034	0.009
Less Distributions:
Distributions from net investment income	(0.004)		(0.028)	(0.043)	(0.034)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.43%		2.84%	4.41%	3.46%	0.87%

Ratios to Average Net Assets:
Net expenses	1.04	% [3]	1.00%	1.00%	1.00%	1.00	% [3]
Net investment income	0.83	% [3]	2.69%	4.33%	3.43%	2.23	% [3]
Expense waiver/reimbursement [4]	0.29	% [3]	0.30%	0.30%	0.30%	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,013,495		$12,325,955	$9,295,241	$7,623,531	$6,250,822

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Federated Municipal Trust

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,						Period Ended
	1/31/2009		2008		2007		2006		7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.009		0.021		0.028		0.022		0.007
Net realized gain (loss) on investments	--		0.000	[2]	0.000	[2]	(0.000	) [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.009		0.021		0.028		0.022		0.007
Less Distributions:
Distributions from net investment income	(0.009)		(0.021)		(0.028)		(0.022)		(0.007)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	(0.000	) [2]	--		--
TOTAL DISTRIBUTIONS	(0.009)		(0.021)		(0.028)		(0.022)		(0.007)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return [3]	0.87%		2.09%		2.77%		2.20%		0.67%

Ratios to Average Net Assets:
Net expenses	1.03	% [4,5]	1.00	% [4]	1.00%		1.00%		1.00	% [5]
Net investment income	1.55	% [5]	1.99%		2.73%		2.17%		1.63	% [5]
Expense waiver/reimbursement [6]	0.37	% [5]	0.44%		0.40%		0.39%		0.51	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,189,708		$628,860		$446,174		$403,322		$442,515

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios for the six months ended January 31, 2009 and the year ended July 31, 2008 are 1.03% and 1.00%, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in a Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual:
Federated Capital Reserves Fund	$1,000	$1,009.30	$5.27
Federated Government Reserves Fund	$1,000	$1,004.30	$5.25
Federated Municipal Trust	$1,000	$1,008.70	$5.21
Hypothetical (assuming a 5% return before expenses):
Federated Capital Reserves Fund	$1,000	$1,019.96	$5.30
Federated Government Reserves Fund	$1,000	$1,019.96	$5.30
Federated Municipal Trust	$1,000	$1,020.01	$5.24

1 Expenses are equal to each Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Federated Capital Reserves Fund	1.04%
Federated Government Reserves Fund	1.04%
Federated Municipal Trust	1.03%

federated Capital Reserves Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	41.3%
Variable Rate Demand Instruments	17.4%
Bank Instruments	36.3%
Repurchase Agreements	3.8%
Other Assets and Liabilities--Net [2]	1.2%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	24.4	% [4]
8-30 Days	23.4%
31-90 Days	29.3%
91-180 Days	18.5%
181 Days or more	3.2%
Other Assets and Liabilities--Net [2]	1.2%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A Variable Rate Demand Instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 3.8% of the Fund's portfolio.

Federated Capital Reserves Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.1%
		Finance - Automotive--0.9%
$26,454,874		Honda Auto Receivables Owner Trust 2008-2, Class A1, 3.135%, 12/21/2009	$26,454,874
30,000,000		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	30,000,000
4,247,020	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	4,247,020
4,900,750		Nissan Auto Receivables Owner Trust 2008-B, Class A1, 2.786%, 6/15/2009	4,900,750
27,483,239		Volkswagen Auto Loan Enhanced Trust 2008-2, Class A1, 2.358%, 1/20/2010	27,483,239
		TOTAL	93,085,883
		Finance - Equipment--0.2%
14,568,977	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	14,568,977
		TOTAL ASSET-BACKED SECURITIES	107,654,860
		CERTIFICATES OF DEPOSIT--36.3%
		Banking--36.3%
50,000,000		Allied Irish Banks plc, 2.500%, 2/24/2009	50,000,000
100,000,000		Banco Santander, S.A., 2.900%, 5/22/2009	100,000,000
150,000,000		Bank of Ireland plc, 2.320% - 3.170%, 2/17/2009 - 2/25/2009	150,000,663
25,000,000		Bank of Montreal, 3.650%, 6/15/2009	25,000,000
200,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.090% - 1.300%, 4/7/2009 - 4/28/2009	200,000,000
472,935,000		Barclays Bank plc, 1.580% - 3.700%, 2/10/2009 - 7/8/2009	472,969,550
75,000,000		BNP Paribas SA, 0.700%, 4/20/2009	75,000,000
250,000,000		Calyon, Paris, 0.800% - 3.150%, 2/13/2009 - 7/9/2009	250,000,000
150,000,000		Canadian Imperial Bank of Commerce, 3.140% - 3.150%, 2/11/2009 - 2/17/2009	150,000,000
75,000,000		Chase Bank USA, N.A., 2.250%, 2/3/2009	75,000,000
50,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	50,000,000
349,000,000		Credit Suisse, Zurich, 1.250% - 2.650%, 3/5/2009 - 7/21/2009	349,000,000
25,000,000		Fifth Third Bank, Cincinnati, 3.250%, 2/4/2009	25,000,000
450,000,000		Lloyds TSB Bank plc, London, 0.800% - 2.050%, 3/9/2009 - 7/8/2009	450,090,206
270,500,000		Mizuho Corporate Bank Ltd., 2.250% - 2.300%, 2/13/2009 - 3/9/2009	270,500,000
250,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.290% - 3.140%, 3/5/2009 - 3/12/2009	250,000,000
225,000,000		Societe Generale, Paris, 1.000% - 2.500%, 4/22/2009 - 5/20/2009	225,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 1.310%, 4/9/2009	50,000,464
55,000,000		SunTrust Bank, 3.150%, 2/23/2009	55,000,000
100,000,000		Svenska Handelsbanken, Stockholm, 2.100%, 3/10/2009	100,001,022
325,000,000		Toronto Dominion Bank, 1.170% - 2.500%, 6/2/2009 - 9/30/2009	325,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,697,561,905
		COMMERCIAL PAPER--40.2% [3]
		Aerospace/Auto--1.9%
101,100,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 3.785% -6.452%, 2/13/2009 - 4/28/2009	100,284,259
91,000,000	[1,2]	Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 3.582% - 6.246%, 2/12/2009 - 4/28/2009	90,614,236
		TOTAL	190,898,495
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Banking--12.9%
$319,000,000		Banco Santander, S.A., 2.943% - 3.472%, 2/2/2009 - 5/18/2009	$318,175,844
50,000,000	[1,2]	Bank of Ireland plc, 3.161%, 2/23/2009	49,904,972
100,000,000		Calyon, Paris, 3.500%, 3/13/2009	99,616,111
115,000,000	[1,2]	Fountain Square Commercial Funding Corp., 2.871%, 2/17/2009	114,854,333
75,000,000	[1,2]	Gotham Funding Corp., 0.300%, 2/9/2009	74,995,000
50,000,000		Greenwich Capital Holdings, Inc., (Guaranteed by Royal Bank of Scotland PLC, Edinburgh), 3.151%, 2/20/2009	49,918,194
28,845,000	[1,2]	Kitty Hawk Funding Corp., 2.265%, 2/13/2009	28,823,366
25,000,000	[1,2]	Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 2.516%, 2/17/2009	24,972,222
200,000,000		Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 0.651% - 1.147%, 4/20/2009 - 7/13/2009	199,346,167
350,000,000	[1,2]	Variable Funding Capital Corp., 0.250% - 0.450%, 2/6/2009 - 2/20/2009	349,973,543
		TOTAL	1,310,579,752
		Chemicals--0.0%
3,000,000		PPG Industries, Inc., 1.603%, 3/5/2009	2,995,733
		Consumer Products--0.7%
14,950,000		Clorox Corp., 1.502% - 1.752%, 2/18/2009 - 2/19/2009	14,938,486
58,000,000		Kellogg Co., 1.101% - 4.346%, 2/4/2009 - 4/6/2009	57,848,075
		TOTAL	72,786,561
		Diversified--0.9%
96,000,000	[1,2]	ITT Corp., 2.769% - 6.659%, 2/10/2009 - 4/30/2009	95,643,033
		Finance - Commercial--8.1%
200,000,000	[1,2]	Edison Asset Securitization LLC, 0.701% - 3.690%, 2/4/2009 - 5/6/2009	199,640,694
289,536,000	[1,2]	Fairway Finance Co. LLC, 0.400% - 1.656%, 2/6/2009 - 4/9/2009	289,343,776
41,000,000		General Electric Capital Services, 1.707%, 2/23/2009	40,957,406
298,000,000	[1,2]	Tulip Funding Corp., 0.400%, 2/5/2009 - 2/13/2009	297,977,867
		TOTAL	827,919,743
		Finance - Retail--13.6%
100,000,000	[1,2]	Alpine Securitization Corp., 0.370%, 4/13/2009	99,927,028
114,000,000	[1,2]	Amsterdam Funding Corp., 1.709% - 2.974%, 2/6/2009 - 2/27/2009	113,887,069
306,101,000	[1,2]	Barton Capital LLC, 0.501% - 2.385%, 2/6/2009 - 5/5/2009	305,824,941
300,000,000	[1,2]	Enterprise Funding Co. LLC, 0.701% - 2.266%, 2/24/2009 - 5/6/2009	299,529,722
125,000,000	[1,2]	Salisbury Receivables Company LLC, 0.551% - 2.213%, 2/6/2009 - 4/20/2009	124,939,653
291,000,000	[1,2]	Sheffield Receivables Corp., 1.606% - 2.669%, 2/6/2009 - 3/2/2009	290,848,875
150,000,000	[1,2]	Yorktown Capital LLC, 0.420%, 4/14/2009	149,874,000
		TOTAL	1,384,831,288
		Food & Beverage--1.4%
47,000,000	[1,2]	General Mills, Inc., 2.010% - 5.061%, 2/13/2009 - 4/7/2009	46,873,271
98,000,000	[1,2]	H.J. Heinz Finance Co., (Guaranteed by H.J. Heinz Co.), 1.804% - 2.161%, 3/2/2009 - 4/28/2009	97,524,536
		TOTAL	144,397,807
		Insurance--0.7%
75,000,000		Aegon NV, 1.002%, 4/14/2009	74,850,000
		TOTAL COMMERCIAL PAPER	4,104,902,412
Principal Amount			Value
		NOTES - VARIABLE--17.4% [4]
		Banking--13.5%
$3,240,000		AlaTrade Foods LLC, Series 2003, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	$3,240,000
7,580,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 3.250%, 2/5/2009	7,580,000
16,510,000		Athens-Clarke County, GA IDA, PBR, Inc. Project Series 2007, (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	16,510,000
75,000,000		Australia & New Zealand Banking Group, Melbourne, 1.631%, 4/10/2009	75,000,000
65,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.601%, 4/6/2009	65,000,000
50,000,000	[1,2]	Bank of Montreal, 0.936%, 2/5/2009	50,000,000
154,000,000		Bank of Montreal, 1.506% - 2.623%, 2/16/2009 - 4/20/2009	154,000,000
100,000,000		Bank of Scotland, Edinburgh, 2.916%, 2/6/2009	100,000,000
7,340,000		Bessemer, AL Industrial Development Bond, Series 2003, (Regions Bank, Alabama LOC), 2.610%, 2/5/2009	7,340,000
5,895,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 0.490%, 2/4/2009	5,895,000
2,300,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 0.490%, 2/4/2009	2,300,000
3,135,000		Brevard County, FL IDRB, Designer Choice Cabinetry, (Regions Bank, Alabama LOC), 2.360%, 2/5/2009	3,135,000
23,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 2.703%, 3/2/2009	23,000,000
75,000,000		Calyon, Paris, 2.414%, 3/11/2009	75,000,000
6,050,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Banks, Inc. LOC), 1.100%, 2/4/2009	6,050,000
3,675,000		Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 1.500%, 2/5/2009	3,675,000
4,035,000		Chaffee Point Hospitalities LLC, Series 2005C, (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	4,035,000
4,000,000		Chattahoochee County IDA, L.E. MIL Properties LLC, (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	4,000,000
13,170,000		Cityscape SCP LLC, Series 2007, (Columbus Bank and Trust Co., GA LOC), 3.000%, 2/5/2009	13,170,000
4,150,000		Coastal Area Stores, Inc., Series 2005, (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	4,150,000
4,050,000		Columbus, GA Development Authority, Columbus Park East Series 2005, (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	4,050,000
10,460,000		Columbus, GA Development Authority, Four J's Project Series 2008, (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	10,460,000
3,900,000		Courtesy Realty LLC, Series 2002, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	3,900,000
27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 2.500%, 2/5/2009	27,120,000
16,750,000		Cunat Capital Corp., Sheffield Height Series 2006, (Marshall & Ilsley Bank, Milwaukee LOC), 2.730%, 2/5/2009	16,750,000
4,260,000		DBH Properties LLC, Series 2004, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	4,260,000
59,000,000		Depfa Bank PLC, 2.096%, 3/16/2009	59,000,000
7,090,000		Edison Chouest Offshore International, Series 2002, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	7,090,000
10,735,000		Edison Chouest Offshore International, Series 2002, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	10,735,000
5,300,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	5,300,000
3,200,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	3,200,000
5,500,000		Flamingo Enterprises, Inc., Series 2008, (Columbus Bank and Trust Co., GA LOC), 2.750%, 2/5/2009	5,500,000
2,260,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 3.250%, 2/5/2009	2,260,000
900,000		Frogtown LLC, Series 2004, (Comerica Bank LOC), 3.250%, 2/5/2009	900,000
3,675,000	[1,2]	GDG Investments, LLC, Series 2007, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	3,675,000
7,605,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 3.250%, 2/5/2009	7,605,000
3,265,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	3,265,000
5,600,000		H & P Holdings LLC, Series 2001, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	5,600,000
1,500,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.350%, 2/5/2009	1,500,000
25,500,000		Henry County Development Authority, Georgia Crown Distributing Co., Project Series 2004, (Columbus Bank and Trust Co., GA LOC), 3.000%, 2/5/2009	25,500,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$6,264,000		Holston Medical Group PC, Series 2003, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	$6,264,000
7,720,000		Ivan Smith Properties LC, Series 2005, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	7,720,000
3,675,000		Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	3,675,000
16,000,000		Kansas City, MO IDA, West Edge Project, Series 2006, (Marshall & Ilsley Bank, Milwaukee LOC), 2.400%, 2/4/2009	16,000,000
11,800,000		Lakeline Austin Development, LTD, Series 2005, (Wachovia Bank N.A. LOC), 1.250%, 2/5/2009	11,800,000
6,440,000		Leeds, AL, Series 2006-C, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	6,440,000
4,620,000		Louisiana Land & Water Co., (Regions Bank, Alabama LOC), 3.350%, 2/5/2009	4,620,000
4,180,000		M & C Holdings LLC, (RBC Bank (USA) LOC), 1.910%, 2/5/2009	4,180,000
6,600,000		Madison Hotel Investors I LLC, Series 2005 B, (Marshall & Ilsley Bank, Milwaukee LOC), 1.950%, 2/5/2009	6,600,000
4,550,000		McElroy Metal Mill, Inc., Series 2003, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	4,550,000
2,770,000		Mesa Properties LLC, Series 2002, (RBC Bank (USA) LOC), 2.410%, 2/5/2009	2,770,000
7,400,000		Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 2.750%, 2/5/2009	7,400,000
6,760,000		Montgomery, AL BMC Special Care Facilities Finance Authority, Series 1997-A, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	6,760,000
6,975,000		MSH Realty Co. LLC, Series 2001, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	6,975,000
30,000,000		National Australia Bank Ltd., Melbourne, 1.623%, 4/6/2009	30,000,000
9,000,000		New Life Assembly of God of Lehigh Acres, Florida, Inc., Series 2008, (Columbus Bank and Trust Co., GA LOC), 2.410%, 2/5/2009	9,000,000
50,000,000		New York State HFA, Series 2008-B, (Landesbank Hessen-Thueringen LOC), 1.100%, 2/4/2009	50,000,000
2,250,000		Oceana County Freezer Storage, Inc., Series 1999, (Huntington National Bank, Columbus, OH LOC), 3.350%, 2/5/2009	2,250,000
3,505,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 2.750%, 2/5/2009	3,505,000
17,285,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 2.470%, 2/5/2009	17,285,000
3,595,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	3,595,000
3,600,000		Reiser Group Sonic Management Co., Inc., Series 2002, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	3,600,000
8,000,000		Robinette Co., (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	8,000,000
4,008,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	4,008,000
70,000,000		Royal Bank of Scotland PLC, Edinburgh, 0.740% - 0.745%, 2/2/2009	70,000,000
10,420,000		Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	10,420,000
23,300,000		Superior Petroleum Co., Series 2007, (Huntington National Bank, Columbus, OH LOC),3.350%, 2/5/2009	23,300,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 1.509%, 2/25/2009	50,000,000
1,925,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 3.130%, 2/5/2009	1,925,000
3,310,000		Trinity Baptist Church, Series 2003-A, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	3,310,000
50,000,000		Utah Telecommunication Open Infrastructure Agency, Series 2008, (Key Bank, N.A. LOC), 2.000%, 2/5/2009	50,000,000
11,630,000		Valleydale Baptist Church, Series 2003, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	11,630,000
8,320,000		Vulcan, Inc., Series 2006, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	8,320,000
75,000,000		Wachovia Bank N.A., 3.236%, 2/4/2009	75,000,000
4,175,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	4,175,000
6,060,000		World Of Life Christian Center, Series 2007, (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	6,060,000
3,585,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.400%, 2/5/2009	3,585,000
		TOTAL	1,375,472,000
		Finance - Commercial--1.0%
75,000,000		General Electric Capital Corp., 0.426%, 2/9/2009	75,000,000
8,090,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 4.250%, 2/5/2009	8,090,000
16,350,000		Ziegler Realty, (General Electric Capital Corp. LOC), 4.250%, 2/5/2009	16,350,000
4,570,000		Ziegler Realty, Series 2008, (General Electric Capital Services LOC), 4.250%, 2/5/2009	4,570,000
		TOTAL	104,010,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Insurance--2.1%
$55,000,000		Genworth Life Insurance Co., 2.603% - 2.788%, 2/9/2009 - 3/2/2009	$55,000,000
23,600,000		Hartford Life Global Funding Trust, 0.363%, 2/17/2009	23,600,000
50,000,000		MetLife Insurance Co. of Connecticut, 1.786% - 2.537%, 3/2/2009 - 3/28/2009	50,000,000
37,000,000		Monumental Life Insurance Co., 0.918%, 2/1/2009	37,000,000
50,000,000		Security Life of Denver Insurance Co., 4.388%, 2/10/2009	50,000,000
		TOTAL	215,600,000
		Oil & Oil Finance--0.8%
75,000,000		BP Capital Markets PLC, (Guaranteed by BP PLC), 1.454%, 4/13/2009	75,000,000
		TOTAL NOTES - VARIABLE	1,770,082,000
		REPURCHASE AGREEMENTS--3.8%
332,072,000		Interest in $1,000,000,000 joint repurchase agreement 0.290%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $332,080,025 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $1,025,684,509.	332,072,000
59,000,000		Interest in $1,981,000,000 joint repurchase agreement 0.300%, dated 1/30/2009 under which Citigroup Global Market, Inc. will repurchase securities provided as collateral for $59,001,475 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $2,034,810,213.	59,000,000
		TOTAL REPURCHASE AGREEMENTS	391,072,000
		TOTAL INVESTMENTS--98.8% (AT AMORTIZED COST) [5]	10,071,273,177
		OTHER ASSETS AND LIABILITIES - NET--1.2% [6]	126,189,062
		TOTAL NET ASSETS--100%	$10,197,462,239

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $3,456,747,393, which represented 33.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2009, these liquid restricted securities amounted to $3,419,178,416, which represented 33.5% of total net assets.

3 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	10,071,273,177
Level 3--Significant Unobservable Inputs	--
TOTAL	$10,071,273,177

The following acronyms are used throughout this portfolio:

HFA IDA IDRB LOC SA	--Housing Finance Authority --Industrial Development Authority --Industrial Development Revenue Bond --Letter of Credit --Support Agreement

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	54.5%
Repurchase Agreements	45.4%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	47.2%
8-30 Days	28.3%
31-90 Days	18.1%
91-180 Days	4.7%
181 Days or more	1.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Government Reserves Fund
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--54.5%
$50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.331%, 2/8/2009	$50,000,000
729,774,000	[2]	Federal Home Loan Bank System Discount Notes, 1.750% - 3.350%, 2/17/2009 - 10/8/2009	724,337,971
3,638,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.249% - 2.750%, 2/2/2009 - 4/30/2009	3,637,818,239
1,364,815,000		Federal Home Loan Bank System Notes, 2.250% - 5.250%, 2/2/2009 - 7/9/2009	1,365,468,682
259,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.400% - 2.700%, 2/19/2009 - 4/13/2009	258,284,658
480,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.329% - 0.600%, 2/2/2009 - 3/2/2009	479,920,550
65,000,000		Federal Home Loan Mortgage Corp Notes, 2.265%, 4/14/2009	65,077,095
899,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.290% - 3.200%, 2/2/2009 - 10/7/2009	897,138,078
495,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.470% - 2.180%, 2/2/2009 - 4/28/2009	494,849,607
199,600,000		Federal National Mortgage Association Notes, 5.125% - 6.625%, 6/15/2009 - 9/15/2009	204,348,154
		TOTAL U.S. GOVERNMENT AGENCIES	8,177,243,034
		REPURCHASE AGREEMENTS--45.4%
350,000,000	[3]	Repurchase agreement 0.200%, dated 1/9/2009 under which Bank of America, N.A. will repurchase securities provided as collateral for $350,066,111 on 2/12/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2037 and the market value of those underlying securities was $357,039,667.	350,000,000
150,000,000	[3]	Repurchase agreement 0.320%, dated 1/20/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $150,040,000 on 2/19/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $153,792,595.	150,000,000
150,000,000	[3]	Repurchase agreement 0.320%, dated 1/28/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $150,040,000 on 2/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $153,006,800.	150,000,000
250,000,000	[3]	Repurchase agreement 0.150%, dated 1/6/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,032,292 on 2/6/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $257,528,969.	250,000,000
225,000,000	[3]	Repurchase agreement 0.280%, dated 1/27/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $225,054,250 on 2/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $231,759,013.	225,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$750,000,000		Repurchase agreement 0.300%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $750,018,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $768,939,080.	$750,000,000
1,922,000,000		Interest in $1,981,000,000 joint repurchase agreement 0.300%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,922,048,050 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $2,034,810,213.	1,922,000,000
350,000,000	[3]	Repurchase agreement 0.270%, dated 1/15/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $350,086,625 on 2/17/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2038 and the market value of those underlying securities was $357,396,798.	350,000,000
667,928,000		Interest in $1,000,000,000 joint repurchase agreement 0.290%, dated 1/30/2009 under which Deutsche Bank Securities, Inc will repurchase securities provided as collateral for $667,944,142 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/01/2038 and the market value of those underlying securities was $1,025,684,509.	667,928,000
2,000,000,000		Repurchase agreement 0.290%, dated 1/30/2009 under which Goldman Sachs and Co., Inc. will repurchase securities provided as collateral for $2,000,048,333 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $2,040,049,301.	2,000,000,000
		TOTAL REPURCHASE AGREEMENTS	6,814,928,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	14,992,171,034
		OTHER ASSETS AND LIABILITIES - NET--0.1% [5]	21,323,670
		TOTAL NET ASSETS--100%	$15,013,494,704

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	14,992,171,034
Level 3--Significant Unobservable Inputs	--
TOTAL	$14,992,171,034

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust
Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	90.2%
Municipal Notes	7.7%
Commercial Paper	0.5%
Other Assets and Liabilities--Net [2]	1.6%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	88.5%
8-30 Days	1.7%
31-90 Days	0.9%
91-180 Days	4.9%
181 Days or more	2.4%
Other Assets and Liabilities--Net [2]	1.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Municipal Trust
Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.4% [1,2]
		Alabama--1.2%
$5,000,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wachovia Bank N.A. LOC), 0.550%, 2/5/2009	$5,000,000
600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	600,000
3,500,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 0.550%, 2/5/2009	3,500,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (PowerSouth Energy Cooperative)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	5,000,000
		TOTAL	14,100,000
		Arizona--0.8%
9,125,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA, Inc. INS)/(Citibank N.A., New York LIQ), 1.500%, 2/4/2009	9,125,000
		Arkansas--0.4%
5,200,000		Arkansas Development Finance Authority, (Series 2000F) Weekly VRDNs (Capri, LLC)/(Regions Bank, Alabama LOC), 0.880%, 2/5/2009	5,200,000
		California--0.3%
3,180,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.600%, 2/5/2009	3,180,000
		Colorado--1.7%
700,000		Colorado Agricultural Development Authority, (Series 2000) Weekly VRDNs (Rocky Mountain Milling LLC)/(SunTrust Bank LOC), 0.980%, 2/5/2009	700,000
2,300,000		Colorado HFA, (Series 2005B) Weekly VRDNs (Closet Factory)/(Bank of New York LOC), 0.880%, 2/5/2009	2,300,000
2,255,000		Colorado HFA, (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 2/5/2009	2,255,000
15,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.700%, 2/4/2009	15,000,000
		TOTAL	20,255,000
		Connecticut--0.5%
5,850,000		New Haven, CT, 4.500% BANs, 3/17/2009	5,859,107
		Delaware--4.6%
34,700,000		Delaware EDA, (Series 1997C) Daily VRDNs (Motiva Enterprises LLC), 0.700%, 2/2/2009	34,700,000
20,000,000		Delaware EDA, (Series B) Daily VRDNs (Motiva Enterprises LLC), 0.800%, 2/2/2009	20,000,000
		TOTAL	54,700,000
		District of Columbia--4.1%
4,530,000	[3,4]	District of Columbia HFA, (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(Federal Home Loan Mortgage Corp. COL)/(Federal Home Loan Mortgage Corp. LIQ), 0.760%, 2/5/2009	4,530,000
29,625,000		District of Columbia, (Series 2000A) Weekly VRDNs (FSA, Inc. INS)/(Dexia Credit Local LIQ) 3.750%, 2/4/2009	29,625,000
15,000,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wachovia Bank N.A. LOC), 0.630%, 2/5/2009	15,000,000
		TOTAL	49,155,000
		Florida--5.1%
4,395,000		Broward County, FL, (Series 2008) Weekly VRDNs (Port Everglades)/(Bank of Nova Scotia, Toronto LOC), 0.590%, 2/5/2009	4,395,000
3,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.500% RANs (FSA, Inc. INS), 6/1/2009	3,019,253
4,355,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT) Series 2006-7 Weekly VRDNs (GNMA COL)/(FSA, Inc. INS)/(State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	4,355,000
8,520,000		Florida HFA, (Series 2006H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 0.620%, 2/5/2009	8,520,000
16,445,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O) Weekly VRDNs (TWC Sixty-Seven)/(Citibank N.A., New York LOC), 0.630%, 2/4/2009	16,445,000
8,770,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2005-41) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.630%, 2/5/2009	8,770,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$4,000,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.630%, 2/4/2009	$4,000,000
3,620,000		Osceola County, FL HFA, (Series 2002A) Weekly VRDNs (Regatta Bay Apartments)/(Federal National Mortgage Association LOC), 0.600%, 2/4/2009	3,620,000
7,785,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.720%, 2/2/2009	7,785,000
		TOTAL	60,909,253
		Georgia--7.9%
10,800,000		Cobb County, GA Kennestone Hospital Authority, (Series 2005B) Weekly VRDNs (Wellstar Health System, Inc.)/(SunTrust Bank LOC), 0.680%, 2/5/2009	10,800,000
16,220,000		DeKalb County, GA MFHA, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	16,220,000
6,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	6,375,000
60,855,000		Municipal Electric Authority of Georgia, (Series 1994 E) Weekly VRDNs (FSA, Inc. INS)/(Dexia Credit Local LIQ), 3.750%, 2/4/2009	60,855,000
		TOTAL	94,250,000
		Idaho--1.2%
11,975,000		Boise, ID Housing Authority, (Series 2002B) Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A. LOC), 1.750%, 2/4/2009	11,975,000
2,000,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC), 0.980%, 2/5/2009	2,000,000
		TOTAL	13,975,000
		Illinois--4.5%
4,070,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(Bank of America N.A. LOC), 0.830%, 2/5/2009	4,070,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 1.030%, 2/5/2009	3,400,000
4,485,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 1.800%, 2/5/2009	4,485,000
12,605,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/5/2009	12,605,000
14,200,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	14,200,000
6,965,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.770%, 2/4/2009	6,965,000
4,200,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Genesis, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.800%, 2/6/2009	4,200,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 1.800%, 2/4/2009	3,000,000
		TOTAL	52,925,000
		Indiana--6.5%
3,550,000		Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/5/2009	3,550,000
7,250,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(Federal Home Loan Mortgage Corp. LOC), 0.550%, 2/5/2009	7,250,000
3,150,000		Goshen, IN EDRB, (Series 2007) Weekly VRDNs (LMA-HUF Development LLC)/(Comerica Bank LOC), 2.080%, 2/5/2009	3,150,000
6,000,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-1) Weekly VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.600%, 2/4/2009	6,000,000
4,850,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-2) Weekly VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.650%, 2/4/2009	4,850,000
10,325,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-3) Weekly VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.700%, 2/4/2009	10,325,000
7,000,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-5) Daily VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.720%, 2/2/2009	7,000,000
3,975,000	[3,4]	Indiana State HFA, PUTTERs (Series 1204) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.780%, 2/5/2009	3,975,000
16,000,000		Indianapolis, IN Local Public Improvement Bond Bank, (Sub-series 2008C-6) Weekly VRDNs (Indianapolis Airport Authority)/(FSA, Inc. INS)/(Dexia Credit Local LIQ), 3.500%, 2/4/2009	16,000,000
15,000,000		Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	15,000,000
		TOTAL	77,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kansas--0.8%
$2,436,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2005-13 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	$2,436,000
7,460,000		Kansas State Development Finance Authority - MFH, (Series 2004M) Weekly VRDNs (Saddlewood Apartments Phase I, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.350%, 2/5/2009	7,460,000
		TOTAL	9,896,000
		Kentucky--0.8%
4,430,000		Lexington-Fayette, KY Urban County Government, (Series 2008) Weekly VRDNs (Northeast Christian Church, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	4,430,000
215,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.050%, 2/5/2009	215,000
4,720,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.800%, 2/5/2009	4,720,000
		TOTAL	9,365,000
		Louisiana--0.4%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2009	4,900,000
		Maine--1.3%
4,900,000		Maine State Housing Authority, (Series 2005 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.980%, 2/5/2009	4,900,000
10,000,000		Maine State Housing Authority, (Series 2008 I), 2.000% TOBs, Mandatory Tender 12/16/2009	10,000,000
		TOTAL	14,900,000
		Maryland --0.1%
1,510,000	[3,4]	Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54) Weekly VRDNs (Bank of New York LIQ), 1.450%, 2/4/2009	1,510,000
		Massachusetts--0.8%
6,650,000		Commonwealth of Massachusetts, (Series C), 4.000% RANs, 5/29/2009	6,687,840
2,160,000		Massachusetts Development Finance Agency, (Series 2004), 1.100% CP (Nantucket Electric Co.)/ (Massachusetts Electric Co. GTD), Mandatory Tender 4/6/2009	2,160,000
		TOTAL	8,847,840
		Michigan--0.3%
3,845,000		Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(Harris, N.A. LOC), 1.000%, 2/5/2009	3,845,000
		Minnesota--0.5%
2,500,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.630%, 2/6/2009	2,500,000
2,800,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.680%, 2/6/2009	2,800,000
		TOTAL	5,300,000
		Mississippi--1.5%
3,070,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	3,070,000
2,400,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	2,400,000
1,490,000		Mississippi Business Finance Corp., Revenue Bonds (Series 2001) Weekly VRDNs (H.M. Richards, Inc.)/(Regions Bank, Alabama LOC), 1.050%, 2/5/2009	1,490,000
900,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 0.600%, 2/5/2009	900,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wachovia Bank N.A. LOC), 0.600%, 2/5/2009	6,075,000
3,840,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 0.600%, 2/5/2009	3,840,000
270,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 0.800%, 2/5/2009	270,000
		TOTAL	18,045,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--1.5%
$4,915,000		Bridgeton, MO IDA, (Series 2006) Weekly VRDNs (Stoltze Printing)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.510%, 2/5/2009	$4,915,000
3,500,000		Missouri State Housing Development Commission, 0.390% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 8/1/2009	3,500,000
2,620,000		St. Charles County, MO IDA, (Series 2004A) Weekly VRDNs (Newco Enterprises, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.750%, 2/5/2009	2,620,000
6,815,000		St. Charles County, MO IDA, (Series 2007) Weekly VRDNs (Patriot Machine, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.510%, 2/5/2009	6,815,000
		TOTAL	17,850,000
		Montana--0.3%
3,800,000		Montana State Board of Investments, (Series 1989), 2.300% TOBs (Colstrip Energy LP)/(Union Bank of California, N.A. LOC), Optional Tender 5/29/2009	3,800,000
		Multi State--7.1%
11,174,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State AMT) Series 2005-15 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	11,174,000
18,903,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State AMT) Series 2007-40 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	18,903,000
13,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi State AMT) Series 2007-52 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	13,000,000
4,900,000		Federal Home Loan Mortgage Corp., (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(Federal Home Loan Mortgage Corp. GTD)/(Federal Home Loan Mortgage Corp. LIQ), 0.680%, 2/5/2009	4,900,000
7,300,000		Federal Home Loan Mortgage Corp., (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(Federal Home Loan Mortgage Corp. GTD)/(Federal Home Loan Mortgage Corp. LIQ), 0.630%, 2/5/2009	7,300,000
9,983,000		Federal Home Loan Mortgage Corp., (Series M019-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(Federal Home Loan Mortgage Corp. GTD)/(Federal Home Loan Mortgage Corp. LIQ), 0.680%, 2/5/2009	9,983,000
9,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.780%, 2/5/2009	9,000,000
10,000,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.780%, 2/5/2009	10,000,000
		TOTAL	84,260,000
		Nebraska--0.4%
5,095,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.610%, 2/5/2009	5,095,000
		Nevada--0.9%
4,000,000		Clark County, NV Airport System, (Series 2008F), 3.000% BANs, 7/1/2009	4,016,995
3,100,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.650%, 2/5/2009	3,100,000
3,075,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Key Bank, N.A. LOC), 0.800%, 2/5/2009	3,075,000
		TOTAL	10,191,995
		New Jersey--2.6%
1,900,000		Atlantic Highlands, NJ, 2.500% BANs, 4/22/2009	1,901,833
4,000,000		Beachwood, NJ, 3.500% BANs, 5/28/2009	4,004,980
2,180,000		Haddon Heights, NJ, 3.250% BANs, 6/16/2009	2,183,984
3,593,480		Lacey Township, NJ, 3.000% BANs, 7/24/2009	3,606,802
3,000,000		Mountainside, NJ, 3.500% BANs, 11/6/2009	3,013,770
5,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.670%, 2/5/2009	5,000,000
2,300,000		Sea Isle City, NJ, 2.500% BANs, 12/10/2009	2,307,687
5,000,000		Wallington, NJ, 2.500% BANs, 5/11/2009	5,005,990
4,000,000		Wildwood Crest, NJ, 1.750% BANs, 11/6/2009	4,015,078
		TOTAL	31,040,124
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Mexico--1.5%
$3,750,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Desert Willow, LP)/(U.S. Bank, N.A. LOC), 0.680%, 2/5/2009	$3,750,000
14,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.600%, 2/4/2009	14,000,000
		TOTAL	17,750,000
		New York--9.7%
1,455,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 2/5/2009	1,455,000
1,205,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 1.450%, 2/4/2009	1,205,000
1,735,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.730%, 2/5/2009	1,735,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 1.450%, 2/4/2009	1,700,000
1,305,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.450%, 2/5/2009	1,305,000
4,990,000		Nassau County, NY IDA, (Series 2007) Weekly VRDNs (Jade Corp.)/(Wilmington Trust Co. LOC), 2.630%, 2/5/2009	4,990,000
1,700,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.680%, 2/5/2009	1,700,000
13,000,000		New York City, NY, (Fiscal 1994 Series H-2) Daily VRDNs (Wachovia Bank N.A. LIQ), 0.750%, 2/2/2009	13,000,000
3,750,000		New York City, NY, (Fiscal 2002 Series A-7) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.700%, 2/2/2009	3,750,000
50,900,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2C) Weekly VRDNs (New York State)/(FSA, Inc. INS)/(Dexia Credit Local LIQ), 3.250%, 2/5/2009	50,900,000
4,000,000		New York State HFA, (Series 2006A: Avalon Bowery Place II) Weekly VRDNs (CVP III LLC)/(Bank of America N.A. LOC), 0.600%, 2/4/2009	4,000,000
2,300,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.730%, 2/5/2009	2,300,000
2,000,000		Oswego, NY City School District, 4.000% BANs, 8/14/2009	2,007,804
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A. LOC), 0.900%, 2/5/2009	2,250,000
3,000,000		South Country Central School District, NY, 2.750% TANs, 6/30/2009	3,006,007
2,500,000		Springs, NY UFSD, 4.750% TANs, 6/30/2009	2,519,080
5,000,000		Syracuse, NY, (Series 2008), 2.750% RANs, 6/30/2009	5,014,089
3,050,000		Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade, Inc.)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	3,050,000
10,000,000		Yonkers, NY, 5.000% RANs, 6/30/2009	10,029,937
		TOTAL	115,916,917
		North Carolina--0.1%
1,600,000		North Carolina Medical Care Commission, (Series 1992B) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ), 0.550%, 2/5/2009	1,600,000
		Ohio--0.6%
2,000,000		Lima, OH City Sewer District, 3.625% BANs, 7/29/2009	2,008,477
2,750,000		Louisville Ohio City School District, 3.200% BANs, 9/30/2009	2,762,457
2,000,000		Miami East Local School District, OH, 3.250% BANs, 7/16/2009	2,006,744
		TOTAL	6,777,678
		Oklahoma--0.2%
2,244,761	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2004-3 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	2,244,761
		South Carolina--1.6%
7,955,000		Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, SC, (Series 2005A) Weekly VRDNs (Allen University)/(National Bank of South Carolina LOC), 1.430%, 2/5/2009	7,955,000
4,265,000		Ridgeland, SC, (Series 2006A) Weekly VRDNs (LRC Ridgeland LLC)/(Columbus Bank and Trust Co., GA LOC), 1.530%, 2/5/2009	4,265,000
7,000,000		South Carolina Jobs-EDA, IDB (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.650%, 2/5/2009	7,000,000
		TOTAL	19,220,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Dakota--3.8%
$45,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (Series 2008C) Weekly VRDNs (Federal Home Loan Bank of Des Moines LIQ), 0.600%, 2/5/2009	$45,000,000
		Tennessee--3.7%
4,500,000		Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 1.800%, 2/6/2009	4,500,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 0.600%, 2/5/2009	3,500,000
8,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	8,500,000
10,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006A) Weekly VRDNs (Jackson Grove, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.510%, 2/5/2009	10,000,000
13,805,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008B) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.800%, 2/5/2009	13,805,000
4,000,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.580%, 2/4/2009	4,000,000
		TOTAL	44,305,000
		Texas--6.7%
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(Wachovia Bank N.A. LOC), 0.980%, 2/5/2009	3,000,000
5,900,000		Harris County, TX HFDC, (Series 2005 A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.700%, 2/2/2009	5,900,000
16,925,000		Harris County, TX HFDC, (Series 2006C) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.700%, 2/2/2009	16,925,000
1,300,000		Harris County, TX HFDC, (Subseries 2005 A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.700%, 2/2/2009	1,300,000
19,700,000		Harris County, TX HFDC, (Subseries 2005 A-4) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.700%, 2/2/2009	19,700,000
7,500,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 0.600%, 2/5/2009	7,500,000
25,000,000		Houston, TX Airport System, (Series 2005A) Weekly VRDNs (FSA, Inc. INS)/(Bank of America N.A. LIQ), 1.650%, 2/4/2009	25,000,000
		TOTAL	79,325,000
		Virginia--3.2%
3,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.750% CP (Virginia Electric & Power Co.), Mandatory Tender 2/12/2009	3,500,000
25,000,000		Metropolitan Washington, DC Airports Authority, (Series 2002-C) Weekly VRDNs (FSA, Inc. INS)/ (Dexia Credit Local LIQ), 2.750%, 2/4/2009	25,000,000
9,900,000		Roanoke, VA IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA, Inc. INS)/(SunTrust Bank LIQ), 0.680%, 2/2/2009	9,900,000
		TOTAL	38,400,000
		Washington--1.9%
3,825,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.700%, 2/4/2009	3,825,000
3,590,000		Washington State Housing Finance Commission, (Series 1996) Weekly VRDNs (Hamilton Place Senior Living, LP)/(Federal National Mortgage Association LOC), 0.700%, 2/5/2009	3,590,000
4,825,000		Washington State Housing Finance Commission, (Series 1996: Larkin Apartments) Weekly VRDNs (Hamilton Place Apartments, LP)/(Federal National Mortgage Association LOC), 0.700%, 2/5/2009	4,825,000
10,500,000		Washington State Housing Finance Commission, (Series 2005A: Park Vista) Daily VRDNs (MWSH Port Orchard LLC)/(Bank of America N.A. LOC), 1.000%, 2/2/2009	10,500,000
		TOTAL	22,740,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--6.5%
$9,500,000		Baraboo, WI School District, (Series 2007) Weekly VRDNs (Teel Plastics, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.680%, 2/5/2009	$9,500,000
20,000,000		Franklin, WI Regional Solid Waste Finance Commission, (Series 2007A) Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/5/2009	20,000,000
7,710,000		Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(ABN AMRO Bank NV, Amsterdam LOC), 0.830%, 2/5/2009	7,710,000
1,000,000		Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.820%, 2/5/2009	1,000,000
30,910,000		Wisconsin State HEFA, (Series 2006A) Daily VRDNs (Aurora Health Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 0.850%, 2/2/2009	30,910,000
8,630,000		Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/4/2009	8,630,000
		TOTAL	77,750,000
		Wyoming--0.8%
10,000,000		Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.600%, 2/5/2009	10,000,000
		TOTAL INVESTMENTS--98.4% (AT AMORTIZED COST) [5]	1,170,608,675
		OTHER ASSETS AND LIABILITIES - NET--1.6% [6]	19,099,355
		TOTAL NET ASSETS--100%	$1,189,708,030

Securities that are subject to the federal alternative minimum tax (AMT) represent 65.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2009 the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.4%	1.6%

2 Current rate and next reset date shown on Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to contractual restriction on public sales. At January 30, 2009, these restricted securities amounted to $102,292,761, which represented 8.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At January 30, 2009, these restricted securities amounted to $102,292,761, which represented 8.6% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	1,170,608,675
Level 3--Significant Unobservable Inputs	--
TOTAL	$1,170,608,675

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
EDRB	--Economic Development Revenue Bond
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MFHA	--Multi-Family Housing Authority
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UFSD	--Union Free School District
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - Federated Capital Reserves Fund

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$10,071,273,177
Receivable for investments sold		107,392,274
Income receivable		25,643,368
Prepaid expenses		838,557
TOTAL ASSETS		10,205,147,376
Liabilities:
Bank overdraft	$118,235
Payable for transfer and dividend disbursing agent fees and expenses	860,329
Payable for share registration costs	734,914
Payable for distribution services fee (Note 4)	3,878,172
Payable for shareholder services fee (Note 4)	2,093,487
TOTAL LIABILITIES		7,685,137
Net assets for 10,196,994,097 shares outstanding		$10,197,462,239
Net Assets Consist of:
Paid-in capital		$10,196,981,541
Undistributed net investment income		480,698
TOTAL NET ASSETS		$10,197,462,239
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$10,197,462,239÷10,196,994,097 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - Federated Government Reserves Fund

January 31, 2009 (unaudited)

Assets:
Investments in securities	$8,177,243,034
Investments in repurchase agreements	6,814,928,000
Total investments in securities, at amortized cost and value		$14,992,171,034
Cash		162,216
Income receivable		30,081,789
Prepaid expenses		13,485
TOTAL ASSETS		15,022,428,524
Liabilities:
Payable for distribution services fee (Note 4)	5,800,376
Payable for shareholder services fee (Note 4)	3,133,444
TOTAL LIABILITIES		8,933,820
Net assets for 15,013,237,913 shares outstanding		$15,013,494,704
Net Assets Consist of:
Paid-in capital		$15,013,236,751
Undistributed net investment income		257,953
TOTAL NET ASSETS		$15,013,494,704
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$15,013,494,704 ÷ 15,013,237,913 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - Federated Municipal Trust

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,170,608,675
Cash		86,594
Receivable for investments sold		34,008,721
Income receivable		2,427,352
TOTAL ASSETS		1,207,131,342
Liabilities:
Payable for investments purchased	$16,682,971
Payable for distribution services fee (Note 4)	409,863
Payable for shareholder services fee (Note 4)	221,143
Accrued expenses	109,335
TOTAL LIABILITIES		17,423,312
Net assets for 1,189,740,857 shares outstanding		$1,189,708,030
Net Assets Consist of:
Paid-in capital		$1,189,740,857
Accumulated net realized loss on investments		(2,941)
Distributions in excess of net investment income		(29,886)
TOTAL NET ASSETS		$1,189,708,030
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$1,189,708,030 ÷ 1,189,740,857 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations - Federated Capital Reserves Fund

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$142,210,675
Expenses:
Investment adviser fee (Note 4)		$14,795,573
Administrative personnel and services fee (Note 4)		3,849,918
Custodian fees		134,036
Transfer and dividend disbursing agent fees and expenses		4,946,754
Directors'/Trustees' fees		41,620
Auditing fees		10,792
Legal fees		5,228
Portfolio accounting fees		88,219
Distribution services fee (Note 4)		27,125,217
Shareholder services fee (Note 4)		12,329,644
Share registration costs		1,717,505
Printing and postage		446,962
Insurance premiums		16,098
Miscellaneous		1,588,285
TOTAL EXPENSES		67,095,851
Waivers (Note 4):
Waiver of investment adviser fee	$(10,931,183)
Waiver of administrative personnel and services fee	(96,774)
Waiver of distribution services fee	(4,931,858)
TOTAL WAIVERS		(15,959,815)
Net expenses			51,136,036
Net investment income			$91,074,639

See Notes which are an integral part of the Financial Statements

Statement of Operations - Federated Government Reserves Fund

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$131,627,743
Expenses:
Investment adviser fee (Note 4)		$21,222,001
Administrative personnel and services fee (Note 4)		5,521,593
Custodian fees		185,170
Transfer and dividend disbursing agent fees and expenses		7,090,500
Directors'/Trustees' fees		48,419
Auditing fees		10,791
Legal fees		5,333
Portfolio accounting fees		88,219
Distribution services fee (Note 4)		38,907,002
Shareholder services fee (Note 4)		17,685,001
Share registration costs		279,641
Printing and postage		606,276
Insurance premiums		17,378
Miscellaneous		2,156,883
TOTAL EXPENSES		93,824,207
Waivers (Note 4):
Waiver of investment adviser fee	$(13,381,693)
Waiver of administrative personnel and services fee	(138,279)
Waiver of distribution services fee	(7,074,000)
TOTAL WAIVERS		(20,593,972)
Net expenses			73,230,235
Net investment income			$58,397,508

See Notes which are an integral part of the Financial Statements

Statement of Operations - Federated Municipal Trust

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$9,716,732
Expenses:
Investment adviser fee (Note 4)		$1,131,604
Administrative personnel and services fee (Note 4)		294,299
Custodian fees		15,147
Transfer and dividend disbursing agent fees and expenses		384,845
Directors'/Trustees' fees		2,478
Auditing fees		9,816
Legal fees		6,854
Portfolio accounting fees		63,014
Distribution services fee (Note 4)		2,074,606
Shareholder services fee (Note 4)		943,003
Share registration costs		261,676
Printing and postage		10,874
Insurance premiums		3,056
Miscellaneous		94,301
TOTAL EXPENSES		5,295,573
Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(1,027,116)
Waiver of administrative personnel and services fee (Note 4)	(7,249)
Waiver of distribution services fee (Note 4)	(377,201)
Reduction of custodian fees (Note 5)	(2,840)
TOTAL WAIVERS AND REDUCTION		(1,414,406)
Net expenses			3,881,167
Net investment income			$5,835,565

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Federated Capital Reserves Fund

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$91,074,639	$312,206,999
Distributions to Shareholders:
Distributions from net investment income	(90,593,941)	(312,289,112)
Share Transactions:
Proceeds from sale of shares	2,244,006,615	4,992,586,836
Net asset value of shares issued to shareholders in payment of distributions declared	88,806,238	308,708,514
Cost of shares redeemed	(2,242,646,361)	(4,506,297,458)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	90,166,492	794,997,892
Change in net assets	90,647,190	794,915,779
Net Assets:
Beginning of period	10,106,815,049	9,311,899,270
End of period (including undistributed net investment income of $480,698 and $0, respectively)	$10,197,462,239	$10,106,815,049

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Federated Government Reserves Fund

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$58,397,508	$292,894,889
Distributions to Shareholders:
Distributions from net investment income	(58,139,555)	(292,973,657)
Share Transactions:
Proceeds from sale of shares	4,816,064,758	7,253,711,462
Net asset value of shares issued to shareholders in payment of distributions declared	56,564,812	290,610,175
Cost of shares redeemed	(2,185,348,183)	(4,513,528,827)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,687,281,387	3,030,792,810
Change in net assets	2,687,539,340	3,030,714,042
Net Assets:
Beginning of period	12,325,955,364	9,295,241,322
End of period (including undistributed net investment income of $257,953 and $0, respectively)	$15,013,494,704	$12,325,955,364

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Federated Municipal Trust

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,835,565	$10,353,980
Net realized gain on investments	--	35,421
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,835,565	10,389,401
Distributions to Shareholders:
Distributions from net investment income	(5,869,348)	(10,356,036)
Distributions from net realized gain on investments	(35,234)	(4,698)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,904,582)	(10,360,734)
Share Transactions:
Proceeds from sale of shares	913,752,566	802,999,560
Net asset value of shares issued to shareholders in payment of distributions declared	5,671,219	10,301,134
Cost of shares redeemed	(358,506,617)	(630,643,559)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	560,917,168	182,657,135
Change in net assets	560,848,151	182,685,802
Net Assets:
Beginning of period	628,859,879	446,174,077
End of period (including undistributed (distributions in excess of) net investment income of $(29,886) and $3,897, respectively)	$1,189,708,030	$628,859,879

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Investment Objective
Federated Capital Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Government Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Municipal Trust	diversified	To provide current income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Interest income from the investments of Federated Municipal Trust may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. Each Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Repurchase Agreements

It is the policy of the Federated Capital Reserves Fund and Federated Government Reserves Fund to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in the Funds' share of the securities transferred under such repurchase agreements and in the Funds' share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary. The Funds comply with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by each Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Funds are participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Funds' coverage under the Program is limited to investors who were shareholders of the Funds as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Funds on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by each of the Funds was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by each of the Funds will be 0.015% of the amount of its net assets as of September 19, 2008, (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on each Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Funds will continue to participate if the Program is extended; however, there is no assurance that the Funds will do so.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held by Federated Capital Reserves Fund at January 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 2.703%, 3/2/2009	5/12/2008	$23,000,000	$23,000,000
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	6/12/2008	$14,568,977	$14,568,977

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Federated Capital Reserves Fund	Six Months Ended 1/31/2009	Year Ended 7/31/2008
Shares sold	2,244,006,615	4,992,586,836
Shares issued to shareholders in payment of distributions declared	88,806,238	308,708,514
Shares redeemed	(2,242,646,361)	(4,506,297,458)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	90,166,492	794,997,892

Federated Government Reserves Fund	Six Months Ended 1/31/2009	Year Ended 7/31/2008
Shares sold	4,816,064,758	7,253,711,462
Shares issued to shareholders in payment of distributions declared	56,564,812	290,610,175
Shares redeemed	(2,185,348,183)	(4,513,528,827)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,687,281,387	3,030,792,810

Federated Municipal Trust	Six Months Ended 1/31/2009	Year Ended 7/31/2008
Shares sold	913,752,566	802,999,560
Shares issued to shareholders in payment of distributions declared	5,671,219	10,301,134
Shares redeemed	(358,506,617)	(630,643,559)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	560,917,168	182,657,135

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to 0.30% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived a portion of its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$10,931,183
Federated Government Reserves Fund	$13,381,693
Federated Municipal Trust	$ 1,027,116

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of the average aggregate daily net assets of each Fund. For the six months ended January 31, 2009, FAS waived a portion of its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$ 96,774
Federated Government Reserves Fund	$138,279
Federated Municipal Trust	$ 7,249

Distribution Services Fee

Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of each Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, FSC waived a portion if its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$4,931,858
Federated Government Reserves Fund	$7,074,000
Federated Municipal Trust	$ 377,201

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained fees paid by the Funds as follows:

Fund	Amount Retained
Federated Capital Reserves Fund	$52,975
Federated Government Reserves Fund	$31,068

Shareholder Services Fee

Each Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of each Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Funds.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2009, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Federated Capital Reserves Fund	$1,530,000,000	$1,530,000,000
Federated Government Reserves Fund	$1,150,140,070	$ --
Federated Municipal Trust	$ 543,265,000	$ 565,020,000

5. EXPENSE REDUCTION

Through arrangements with the custodian for Federated Municipal Trust, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2009, the Fund's expenses were reduced by $2,840 under these arrangements.

6. CONCENTRATION OF RISK

A substantial portion of the Federated Capital Reserves Fund's portfolio may be comprised of obligations of banks. As a result, this Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Funds participate in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Funds did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED CAPITAL RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

FEDERATED GOVERNMENT RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

FEDERATED MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Funds intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Funds resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund's are also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Funds give notice of their intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Funds or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Funds at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919304
Cusip 608919205
Cusip 608919106

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Service Shares
Cash II Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2009		2008	2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011		0.036	0.047	0.038	0.018	0.005
Less Distributions:
Distributions from net investment income	(0.011)		(0.036)	(0.047)	(0.038)	(0.018)	(0.005)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.07%		3.68%	4.84%	3.88%	1.80%	0.54%

Ratios to Average Net Assets:
Net expenses	0.69	% [3]	0.65%	0.65%	0.64%	0.64%	0.64%
Net investment income	2.11	% [3]	3.53%	4.73%	3.85%	1.77%	0.54%
Expense waiver/reimbursement [4]	0.29	% [3]	0.29%	0.29%	0.29%	0.28%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,080,362		$3,593,373	$2,777,935	$2,096,218	$1,683,914	$1,832,151

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2009		2008	2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010		0.035	0.046	0.036	0.016	0.004
Less Distributions:
Distributions from net investment income	(0.010)		(0.035)	(0.046)	(0.036)	(0.016)	(0.004)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.99%		3.51%	4.67%	3.71%	1.63%	0.37%

Ratios to Average Net Assets:
Net expenses	0.85	% [3]	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	1.95	% [3]	3.31%	4.57%	3.51%	1.60%	0.37%
Expense waiver/reimbursement [4]	0.38	% [3]	0.37%	0.34%	0.37%	0.36%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$525,016		$535,330	$329,066	$441,444	$688,969	$585,275

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2009		Year Ended 7/31/2008	Period Ended 7/31/2007	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008		0.031	0.036
Less Distributions:
Distributions from net investment income	(0.008)		(0.031)	(0.036)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total Return [2]	0.82%		3.16%	3.61%

Ratios to Average Net Assets:
Net expenses	1.20	% [3]	1.15%	1.15	% [3]
Net investment income	1.55	% [3]	2.53%	4.23	% [3]
Expense waiver/reimbursement [4]	0.22	% [3]	0.22%	0.23	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$44,372		$19,167	$1,384
1 Reflects operations for the period from September 29, 2006 (start of performance) to July 31, 2007.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,010.70	$3.50
Cash II Shares	$1,000	$1,009.90	$4.31
Class K Shares	$1,000	$1,008.20	$6.07
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.73	$3.52
Cash II Shares	$1,000	$1,020.92	$4.33
Class K Shares	$1,000	$1,019.16	$6.11

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.69%
Cash II Shares	0.85%
Class K Shares	1.20%

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	42.0%
Bank Instruments	30.7%
Variable Rate Demand Instruments	19.3%
Repurchase Agreement	7.7%
Other Assets and Liabilities - Net [2]	0.3%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	25.3	% [4]
8-30 Days	23.1%
31-90 Days	26.4%
91-180 Days	21.1%
181 Days or more	3.8%
Other Assets and Liabilities - Net [2]	0.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised of 10.2% of the Fund's portfolio.

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.6%
		Finance - Automotive--0.5%
$8,818,291		Honda Auto Receivables Owner Trust 2008-2, Class A1, 3.135%, 12/21/2009	$8,818,291
1,019,285	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	1,019,285
4,253,985		Nissan Auto Receivables Owner Trust 2008-C, Class A1, 3.037%, 12/15/2009	4,253,985
4,129,069		Wachovia Auto Owner Trust 2008-A, Class A1, 2.931%, 6/22/2009	4,129,069
1,924,492		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	1,924,492
		TOTAL	20,145,122
		Finance - Equipment--0.1%
3,798,330		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	3,798,330
		TOTAL ASSET-BACKED SECURITIES	23,943,452
		CERTIFICATES OF DEPOSIT--29.2%
		Financial - Banking--29.2%
25,000,000		Allied Irish Banks PLC, 2.500%, 2/24/2009	25,000,000
75,000,000		BNP Paribas, S.A., 0.700% - 1.000%, 4/20/2009 - 5/4/2009	75,000,000
30,000,000		Banco Santander, S.A., 2.900%, 5/22/2009	30,000,000
5,000,000		Bank of Montreal, 3.650%, 6/15/2009	5,000,000
145,000,000		Barclays Bank PLC, 1.950% - 3.700%, 2/24/2009 - 6/18/2009	145,000,000
80,000,000		Calyon, Paris, 0.800% - 3.150%, 3/9/2009 - 4/23/2009	80,000,000
85,000,000		Canadian Imperial Bank of Commerce, 2.550% - 3.150%, 2/11/2009 - 6/4/2009	85,000,000
25,000,000		Credit Agricole, S.A., 3.350%, 9/14/2009	25,000,000
100,000,000		Credit Suisse, Zurich, 1.250% - 2.650%, 5/20/2009 - 7/21/2009	100,000,000
25,000,000		Fifth Third Bank, Cincinnati, 3.200%, 2/23/2009	25,000,000
180,000,000		Lloyds TSB Bank PLC, London, 1.500% - 1.880%, 3/12/2009 - 7/7/2009	180,000,000
100,000,000		Mizuho Corporate Bank Ltd., 2.250% - 2.300%, 2/13/2009 - 3/9/2009	100,000,000
25,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.140%, 3/12/2009	25,000,000
40,000,000		Societe Generale, Paris, 2.500%, 5/20/2009	40,000,000
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Financial - Banking--continued
$30,000,000		SunTrust Bank, 3.170%, 2/24/2009	$30,000,000
50,000,000		Svenska Handelsbanken, Stockholm, 2.100%, 3/10/2009	50,000,511
45,000,000		Toronto Dominion Bank, 1.170% - 2.500%, 6/2/2009 - 8/31/2009	45,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,065,000,511
		COLLATERALIZED LOAN AGREEMENTS--2.5%
		Finance - Banking--2.5%
40,000,000		BNP Paribas Securities Corp., 1.014%, 2/2/2009	40,000,000
50,000,000		Greenwich Capital Markets, Inc., 0.824%, 2/2/2009	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	90,000,000
		COMMERCIAL PAPER--37.7% [3]
		Finance - Automotive--1.3%
48,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.516% - 3.633%, 4/6/2009 - 5/1/2009	47,699,039
		Finance - Banking--17.9%
85,000,000		Banco Santander, S.A., 2.470% - 2.943%, 3/5/2009 - 5/18/2009	84,496,833
92,000,000	[1,2]	Bank of Ireland PLC, 2.313% - 3.161%, 2/6/2009 - 2/23/2009	91,899,461
13,500,000		Danske Bank A/S, 1.056%, 7/20/2009	13,433,456
81,000,000	[1,2]	Fountain Square Commercial Funding Corp., 2.769% - 3.023%, 2/5/2009 - 3/2/2009	80,952,451
50,000,000	[1,2]	Gotham Funding Corp., 0.300%, 2/9/2009	49,996,667
25,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 3.151%, 2/20/2009	24,959,097
40,000,000		ING (U.S.) Funding LLC, 1.083%, 4/27/2009	39,898,000
52,300,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 2.516% - 2.775%, 2/17/2009 - 3/5/2009	52,238,822
40,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.651%, 4/20/2009	39,943,667
35,000,000	[1,2]	Surrey Funding Corporation, 0.550%, 2/27/2009	34,986,097
80,000,000		Toronto Dominion Holdings (USA), Inc., (GTD by Toronto Dominion Bank), 2.516%, 5/8/2009	79,469,867
60,000,000	[1,2]	Variable Funding Capital Corp., 0.250% - 0.550%, 2/9/2009 - 2/26/2009	59,985,243
		TOTAL	652,259,661
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Commercial--7.0%
$176,636,000	[1,2]	Fairway Finance Co. LLC, 0.350% - 1.606%, 2/6/2009 - 4/9/2009	$176,538,421
30,000,000		General Electric Capital Services, 1.707%, 2/23/2009	29,968,833
50,000,000	[1,2]	Tulip Funding Corp., 0.400%, 2/13/2009	49,993,334
		TOTAL	256,500,588
		Finance - Retail--10.8%
35,000,000	[1,2]	Alpine Securitization Corp., 0.370%, 4/13/2009	34,974,460
83,500,000	[1,2]	Amsterdam Funding Corp., 1.709%, 2/27/2009	83,397,481
139,352,000	[1,2]	Barton Capital LLC, 0.400% - 0.601%, 4/2/2009 - 6/2/2009	139,162,782
48,015,000	[1,2]	Enterprise Funding Co. LLC, 1.504%, 2/2/2009	48,012,999
25,000,000	[1,2]	Salisbury Receivables Company LLC, 2.213%, 2/6/2009	24,992,361
40,000,000	[1,2]	Sheffield Receivables Corp., 1.606%, 2/10/2009	39,984,000
25,000,000	[1,2]	Yorktown Capital LLC, 0.420%, 4/14/2009	24,979,000
		TOTAL	395,503,083
		Insurance--0.7%
25,000,000		Aegon NV, 1.002%, 4/14/2009	24,950,000
		TOTAL COMMERCIAL PAPER	1,376,912,371
		CORPORATE NOTE--0.5%
		Finance - Banking--0.5%
20,000,000		Wells Fargo & Co., 3.552%, 5/1/2009	20,537,396
		GOVERNMENT AGENCY--0.7%
		Government Agency--0.7%
25,000,000		Federal Home Loan Bank System, 0.780%, 1/27/2010	25,000,000
		NOTES - VARIABLE--19.3% [4]
		Finance - Banking--14.1%
130,000		American Concrete Pumping LLC, (Series 2004), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	130,000
9,770,000		American Municipal Power-Ohio, Inc., (Series 2008A), (Key Bank, N.A. LOC), 1.900%, 2/5/2009	9,770,000
7,620,000		American Municipal Power-Ohio, Inc., (Series 2008B), (Key Bank, N.A. LOC), 1.900%, 2/5/2009	7,620,000
20,000,000		Australia & New Zealand Banking Group, Melbourne, 2.409%, 3/10/2009	20,000,000
14,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.601%, 3/5/2009	14,000,000
25,000,000	[1,2]	Bank of Montreal, 0.936%, 2/5/2009	25,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$60,000,000		Bank of Montreal, 2.268% - 2.513%, 2/17/2009 - 3/18/2009	$60,000,000
4,350,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.850%, 2/4/2009	4,350,000
20,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank, N.A. LOC), 2.703%, 3/2/2009	20,000,000
8,235,000		California Statewide Communities Development Authority, (Series 2005-B), (Union Bank of California, N.A. LOC), 1.950%, 2/5/2009	8,235,000
40,000,000		Calyon, Paris, 2.414%, 3/11/2009	40,000,000
273,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 1.050%, 2/5/2009	273,000
462,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	462,000
1,378,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	1,378,000
9,735,000		Chatham Capital Corp., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	9,735,000
18,120,000		Covington, KY Industrial Building Revenue Bonds, (Series 2005-A), (Wachovia Bank, N.A. LOC), 2.500%, 2/5/2009	18,120,000
15,000,000		Credit Agricole, S.A., 1.775%, 3/23/2009	15,000,000
7,190,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.350%, 2/5/2009	7,190,000
4,875,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 0.850%, 2/4/2009	4,875,000
4,265,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 1.100%, 2/4/2009	4,265,000
4,435,000		H.C. Equities LP, (Wachovia Bank, N.A. LOC), 1.250%, 2/5/2009	4,435,000
4,600,000		Hamilton County Society for the Prevention of Cruelty to Animals, (Series 2008), (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	4,600,000
13,000,000	[1,2]	ING Bank NV, 1.716%, 3/26/2009	13,000,000
1,000,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 2.610%, 2/5/2009	1,000,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	5,000,000
10,000,000		Morgan Stanley, 0.586%, 2/3/2009	10,000,000
40,000,000		National Australia Bank Ltd., Melbourne, 2.423%, 3/6/2009	40,000,000
13,340,000		National Coney Island Financial LLC, (Series 2005-A), (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	13,340,000
6,000,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 1.100%, 2/4/2009	6,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$13,210,000		Ogden City Redevelopment Agency, (Series 2005 C-1), (Bank of New York Mellon Corp. LOC), 1.700%, 2/3/2009	$13,210,000
2,000,000		Precision Packaging LLC, (Series 1997), (Compass Bank, Birmingham LOC), 1.150%, 2/5/2009	2,000,000
35,000,000		Royal Bank of Scotland PLC, Edinburgh, 0.740% - 0.745%, 2/2/2009	35,000,000
2,600,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 1.100%, 2/4/2009	2,600,000
30,000,000		Svenska Handelsbanken, Stockholm, 2.568%, 2/20/2009	30,000,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, 2005-2, (Series 2009-1), (Wells Fargo & Co. LOC), 0.603%, 2/23/2009	10,000,000
43,000,000		Wachovia Bank, N.A., 1.825%, 4/6/2009	43,000,000
12,900,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 1.050%, 2/5/2009	12,900,000
		TOTAL	516,488,000
		Electrical Equipment--0.4%
14,260,172		Northwest Airlines, Inc., (GTD by General Electric Co.), 2.310%, 2/2/2009	14,260,173
		Finance - Commercial--0.7%
25,000,000		General Electric Capital Corp., 0.446%, 2/9/2009	25,000,000
		Government Agency--0.4%
280,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 1.250%, 2/5/2009	280,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 1.410%, 2/5/2009	10,000,000
3,005,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 3.130%, 2/5/2009	3,005,000
		TOTAL	13,285,000
		Insurance--2.9%
5,000,000		Hartford Life Global Funding Trust, 0.363%, 2/17/2009	5,000,000
10,000,000		ING USA Annuity and Life Insurance Co., 2.739%, 3/10/2009	10,000,000
70,000,000		Monumental Life Insurance Co., 0.918% - 2.623%, 2/1/2009 - 3/1/2009	70,000,000
20,000,000		Security Life of Denver Insurance Co., 4.388%, 2/10/2009	20,000,000
		TOTAL	105,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Oil & Oil Finance--0.8%
$30,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.284%, 3/11/2009	$30,000,000
		TOTAL NOTES - VARIABLE	704,033,173
		TIME DEPOSIT--1.5%
		Finance - Banking--1.5%
55,000,000		Toronto Dominion Bank, 0.313%, 2/2/2009	55,000,000
		REPURCHASE AGREEMENT--7.7%
280,102,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $4,590,119,101.	280,102,000
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [5]	3,640,528,903
		OTHER ASSETS AND LIABILITIES - NET--0.3% [6]	9,221,964
		TOTAL NET ASSETS--100%	$3,649,750,867

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $1,080,112,864, which represented 29.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2009, these liquid restricted securities amounted to $1,060,112,864, which represented 29.0% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	3,640,528,903
Level 3--Significant Unobservable Inputs	--
TOTAL	$3,640,528,903

The following acronyms are used throughout this portfolio:

EDFA	--Economic Development Financing Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multi-Family Housing

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$3,640,528,903
Income receivable		7,749,696
Receivable for shares sold		7,004,367
TOTAL ASSETS		3,655,282,966
Liabilities:
Payable for shares redeemed	$4,043,637
Income distribution payable	201,745
Bank overdraft	279,008
Payable for Directors'/Trustees' fees	585
Payable for distribution services fee (Note 4)	86,479
Payable for shareholder services fee (Note 4)	762,179
Accrued expenses	158,466
TOTAL LIABILITIES		5,532,099
Net assets for 3,649,741,052 shares outstanding		$3,649,750,867
Net Assets Consist of:
Paid-in capital		$3,649,751,928
Distributions in excess of net investment income		(1,061)
TOTAL NET ASSETS		$3,649,750,867
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$3,080,362,389 ÷ 3,080,305,969 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$525,016,123 ÷ 525,060,134 shares outstanding, no par value, unlimited shares authorized		$1.00
Class K Shares:
$44,372,355 ÷ 44,374,949 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$54,115,828
Expenses:
Investment adviser fee (Note 4)		$9,668,167
Administrative personnel and services fee (Note 4)		1,509,583
Custodian fees		85,001
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		1,660,930
Transfer and dividend disbursing agent fees and expenses--Cash II Shares		259,795
Transfer and dividend disbursing agent fees and expenses--Class K Shares		40,445
Directors'/Trustees' fees		16,542
Auditing fees		9,982
Legal fees		4,428
Portfolio accounting fees		94,730
Distribution services fee--Cash II Shares (Note 4)		641,525
Distribution services fee--Class K Shares (Note 4)		73,681
Shareholder services fee--Institutional Service Shares (Note 4)		4,022,187
Shareholder services fee--Cash II Shares (Note 4)		587,932
Account administration fee--Institutional Service Shares		117,220
Account administration fee--Cash II Shares		53,593
Share registration costs		56,223
Printing and postage		140,025
Insurance premiums		7,401
Miscellaneous		564,170
TOTAL EXPENSES		19,613,560
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(4,118,846)
Waiver of administrative personnel and services fee	(38,088)
Waiver of distribution services fee--Cash II Shares	(230,949)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(1,271,427)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Cash II Shares	(199,382)
TOTAL WAIVERS AND REIMBURSEMENTS		(5,858,692)
Net expenses			13,754,868
Net investment income			$40,360,960

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$40,360,960	$133,610,522
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(35,112,309)	(117,996,286)
Cash II Shares	(5,005,612)	(15,420,000)
Class K Shares	(228,911)	(203,379)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(40,346,832)	(133,619,665)
Share Transactions:
Proceeds from sale of shares	4,867,856,570	10,062,385,683
Net asset value of shares issued to shareholders in payment of distributions declared	38,557,393	128,717,402
Cost of shares redeemed	(5,404,547,479)	(9,151,608,602)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(498,133,516)	1,039,494,483
Change in net assets	(498,119,388)	1,039,485,340
Net Assets:
Beginning of period	4,147,870,255	3,108,384,915
End of period (including distributions in excess of net investment income of $(1,061) and $(15,189), respectively)	$3,649,750,867	$4,147,870,255

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Service Shares, Cash II Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at January 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Calamos Global Dynamic Income Fund, (Wachovia Bank, N.A. LOC), 2.703%, 3/2/2009	12/1/2008	$20,000,000	$20,000,000

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in the prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,143,393,902	$4,143,393,902	8,495,829,708	$8,495,829,708
Shares issued to shareholders in payment of distributions declared	33,677,396	33,677,396	113,518,050	113,518,050
Shares redeemed	(4,690,105,211)	(4,690,105,211)	(7,793,894,295)	(7,793,894,295)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(513,033,913)	$(513,033,913)	815,453,463	$815,453,463

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	677,031,995	$677,031,995	1,518,910,584	$1,518,910,584
Shares issued to shareholders in payment of distributions declared	4,651,278	4,651,278	14,996,874	14,996,874
Shares redeemed	(691,988,538)	(691,988,538)	(1,327,651,580)	(1,327,651,580)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(10,305,265)	$(10,305,265)	206,255,878	$206,255,878

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	47,430,673	$47,430,673	47,645,391	$47,645,391
Shares issued to shareholders in payment of distributions declared	228,719	228,719	202,478	202,478
Shares redeemed	(22,453,730)	(22,453,730)	(30,062,727)	(30,062,727)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	25,205,662	$25,205,662	17,785,142	$17,785,142
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(498,133,516)	$(498,133,516)	1,039,494,483	$1,039,494,483

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $4,118,846 of its fee. In addition, an affiliate of the Adviser reimbursed $1,470,809 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $38,088 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class II Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.25%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, FSC voluntarily waived $230,949 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Institutional Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $66,926 of Service Fees for the six months ended January 31, 2009. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

7. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

AUTOMATED CASH MANAGEMENT TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N831
Cusip 60934N783
Cusip 60934N684

8112802 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002		0.027	0.047	0.037	0.017	0.005
Net realized gain on investments	--		--	--	--	--	0.000	[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002		0.027	0.047	0.037	0.017	0.005
Less Distributions:
Distributions from net investment income	(0.002)		(0.027)	(0.047)	(0.037)	(0.017)	(0.005)
Distributions from net realized gain on investments	--		--	--	--	--	(0.000	) [1]
TOTAL DISTRIBUTIONS	(0.002)		(0.027)	(0.047)	(0.037)	(0.017)	(0.005)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.24%		2.71%	4.76%	3.78%	1.72%	0.47%

Ratios to Average Net Assets:
Net expenses	0.53	% [3]	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	0.43	% [3]	2.60%	4.65%	3.62%	1.68%	0.45%
Expense waiver/reimbursement [4]	0.40	% [3]	0.30%	0.30%	0.28%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$812,068		$612,043	$473,789	$530,728	$800,984	$856,598

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,002.40	$2.67
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.53	$2.70

1 Expenses are equal to the Fund's annualized net expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	84.3%
U.S. Treasury Securities	14.9%
Other Assets and Liabilities - Net [2]	0.8%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.0%
8-30 Days	3.3%
31-90 Days	5.4%
91-180 Days	6.7%
181 Days or more	2.8%
Other Assets and Liabilities - Net [2]	0.8%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--84.3%
$80,000,000		Interest in $4,883,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,883,109,868 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2018 and the market value of those underlying securities was $4,980,772,097.	$80,000,000
80,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.26%, dated 1/30/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $2,000,043,333 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $2,040,044,262.	80,000,000
38,000,000	[1]	Interest in $825,000,000 joint repurchase agreement 0.15%, dated 1/2/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $825,106,563 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $841,608,812.	38,000,000
24,000,000	[1]	Interest in $920,000,000 joint repurchase agreement 0.19%, dated 1/27/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $920,145,667 on 2/26/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $938,429,728.	24,000,000
95,597,000		Interest in $7,700,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	95,597,000
3,000,000	[1]	Interest in $100,000,000 joint repurchase agreement 2.10%, dated 8/13/2008 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $101,044,167 on 2/9/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/15/2027 and the market value of that underlying security was $103,023,411.	3,000,000
40,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.28%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,000,070,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $3,060,071,460.	40,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$80,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,500,056,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $2,550,009,328.	$80,000,000
80,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,056,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2018 and the market value of those underlying securities was $2,550,057,453.	80,000,000
80,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for 1,000,022,500 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/23/2009 and the market value of those underlying securities was $1,020,004,422.	80,000,000
80,000,000		Interest in $4,500,000,000 joint repurchase agreement 0.26%, dated 1/30/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for 4,500,097,500 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2018 and the market value of those underlying securities was $4,590,002,090.	80,000,000
4,000,000		Interest in $100,000,000 joint repurchase agreement 0.17%, dated 1/30/2009 under which UBS Securities LLC will repurchase a security provided as collateral for 100,001,417 on 2/2/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2010 and the market value of that underlying security was $102,001,783.	4,000,000
		TOTAL REPURCHASE AGREEMENTS	$684,597,000
		U.S. TREASURY--14.9%
27,500,000	[2]	United States Treasury Bills, 0.250% - 2.295%, 7/2/2009	27,367,120
7,000,000	[2]	United States Treasury Bills, 0.990%, 5/15/2009	6,980,173
7,000,000	[2]	United States Treasury Bills, 1.000%, 10/22/2009	6,948,861
36,000,000	[2]	United States Treasury Bills, 1.100%, 4/16/2009	35,918,600
16,000,000	[2]	United States Treasury Bills, 1.600% - 2.425%, 6/4/2009	15,901,258
Principal Amount			Value
		U.S. TREASURY--continued
$6,000,000		United States Treasury Notes, 4.000%, 8/31/2009	$6,085,884
8,000,000		United States Treasury Notes, 4.500%, 3/31/2009	8,033,522
1,700,000		United States Treasury Notes, 4.875%, 5/15/2009	1,712,106
2,500,000		United States Treasury Notes, 4.875%, 5/31/2009	2,521,438
9,600,000		United States Treasury Notes, 4.875%, 8/15/2009	9,829,945
		TOTAL U.S. TREASURY	121,298,907
		TOTAL INVESTMENTS--99.2% (AT AMORTIZED COST) [3]	805,895,907
		OTHER ASSETS AND LIABILITIES - NET--0.8% [4]	6,172,428
		TOTAL NET ASSETS--100%	$812,068,335

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	805,895,907
Level 3--Significant Unobservable Inputs	--
TOTAL	$805,895,907

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Investment in repurchase agreements	$684,597,000
Investments in securities	121,298,907
Total investments in securities, at amortized cost and value		$805,895,907
Cash		111,276
Income receivable		658,459
Receivable for investments sold		5,500,000
Receivable for shares sold		4,314
TOTAL ASSETS		812,169,956
Liabilities:
Payable for shares redeemed	49,664
Payable for Directors'/Trustees fees	785
Payable for shareholder services fee (Note 4)	50,130
Accrued expenses	1,042
TOTAL LIABILITIES		101,621
Net assets for 812,067,476 shares outstanding		$812,068,335
Net Assets Consist of:
Paid-in capital		$812,065,487
Undistributed net investment income		2,848
TOTAL NET ASSETS		$812,068,335
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$812,068,335 ÷ 812,067,476 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$3,408,159
Expenses:
Investment adviser fee (Note 4)		$1,780,710
Administrative personnel and services fee (Note 4)		277,983
Custodian fees		24,176
Transfer and dividend disbursing agent fees and expenses		133,689
Directors'/Trustees' fees		3,086
Auditing fees		9,108
Legal fees		4,242
Portfolio accounting fees		51,656
Shareholder services fee (Note 4)		722,807
Account administration fee		151,442
Share registration costs		21,326
Printing and postage		18,866
Insurance premiums		3,183
Miscellaneous		106,275
TOTAL EXPENSES		3,308,549
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(1,086,146)
Waiver of administrative personnel and services fee	(6,959)
Waiver of shareholder services fee	(183,226)
Reimbursement of shareholder services fee	(146,621)
TOTAL WAIVERS AND REIMBURSEMENT		(1,422,952)
Net expenses			1,885,597
Net investment income			$1,522,562

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,522,562	$16,219,049
Distributions to Shareholders:
Distributions from net investment income	(1,518,630)	(16,217,248)
Share Transactions:
Proceeds from sale of shares	1,480,895,554	2,811,680,068
Net asset value of shares issued to shareholders in payment of distributions declared	1,037,880	9,973,333
Cost of shares redeemed	(1,281,911,546)	(2,683,401,817)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	200,021,888	138,251,584
Change in net assets	200,025,820	138,253,385
Net Assets:
Beginning of period	612,042,515	473,789,130
End of period (including undistributed (distributions in excess of) net investment income of $2,848 and $(1,084), respectively)	$812,068,335	$612,042,515

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in the prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2009	Year Ended 7/31/2008
Shares sold	1,480,895,554	2,811,680,068
Shares issued to shareholders in payment of distributions declared	1,037,880	9,973,333
Shares redeemed	(1,281,911,546)	(2,683,401,817)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	200,021,888	138,251,584

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $1,086,146 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,959 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC voluntarily reimbursed $146,621 of shareholder services fees. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund. In addition, unaffiliated third-party financial intermediaries voluntarily waived $183,226 of Service Fees. This voluntary waiver can be modified or terminated at any time.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

7. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

AUTOMATED GOVERNMENT MONEY TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N815

8022501 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government
Reserves Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,			Period Ended
	1/31/2009		2008	2007	2006	7/31/2005 [1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004		0.028	0.043	0.034	0.009
Less Distributions:
Distributions from net investment income	(0.004)		(0.028)	(0.043)	(0.034)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.43%		2.84%	4.41%	3.46%	0.87%

Ratios to Average Net Assets:
Net expenses	1.04	% [3]	1.00%	1.00%	1.00%	1.00	% [3]
Net investment income	0.83	% [3]	2.69%	4.33%	3.43%	2.23	% [3]
Expense waiver/reimbursement [4]	0.29	% [3]	0.30%	0.30%	0.30%	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,013,495		$12,325,955	$9,295,241	$7,623,531	$6,250,822

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,004.30	$5.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.96	$5.30

1 Expenses are equal to the Fund's annualized net expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	54.5%
Repurchase Agreements	45.4%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	47.2%
8-30 Days	28.3%
31-90 Days	18.1%
91-180 Days	4.7%
181 Days or more	1.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--54.5%
$50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.331%, 2/8/2009	$50,000,000
729,774,000	[2]	Federal Home Loan Bank System Discount Notes, 1.750% - 3.350%, 2/17/2009 - 10/8/2009	724,337,971
3,638,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.249% - 2.750%, 2/2/2009 - 4/30/2009	3,637,818,239
1,364,815,000		Federal Home Loan Bank System Notes, 2.250% - 5.250%, 2/2/2009 - 7/9/2009	1,365,468,682
259,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.400% - 2.700%, 2/19/2009 - 4/13/2009	258,284,658
480,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.329% - 0.600%, 2/2/2009 - 3/2/2009	479,920,550
65,000,000		Federal Home Loan Mortgage Corp Notes, 2.265%, 4/14/2009	65,077,095
899,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.290% - 3.200%, 2/2/2009 - 10/7/2009	897,138,078
495,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.470% - 2.180%, 2/2/2009 - 4/28/2009	494,849,607
199,600,000		Federal National Mortgage Association Notes, 5.125% - 6.625%, 6/15/2009 - 9/15/2009	204,348,154
		TOTAL U.S. GOVERNMENT AGENCIES	8,177,243,034
		REPURCHASE AGREEMENTS--45.4%
350,000,000	[3]	Repurchase agreement 0.200%, dated 1/9/2009 under which Bank of America, N.A. will repurchase securities provided as collateral for $350,066,111 on 2/12/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2037 and the market value of those underlying securities was $357,039,667.	350,000,000
150,000,000	[3]	Repurchase agreement 0.320%, dated 1/20/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $150,040,000 on 2/19/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $153,792,595.	150,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$150,000,000	[3]	Repurchase agreement 0.320%, dated 1/28/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $150,040,000 on 2/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2038 and the market value of those underlying securities was $153,006,800.	$150,000,000
250,000,000	[3]	Repurchase agreement 0.150%, dated 1/6/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,032,292 on 2/6/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $257,528,969.	250,000,000
225,000,000	[3]	Repurchase agreement 0.280%, dated 1/27/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $225,054,250 on 2/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $231,759,013.	225,000,000
750,000,000		Repurchase agreement 0.300%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $750,018,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $768,939,080.	750,000,000
1,922,000,000		Interest in $1,981,000,000 joint repurchase agreement 0.300%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,922,048,050 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $2,034,810,213.	1,922,000,000
350,000,000	[3]	Repurchase agreement 0.270%, dated 1/15/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $350,086,625 on 2/17/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2038 and the market value of those underlying securities was $357,396,798.	350,000,000
667,928,000		Interest in $1,000,000,000 joint repurchase agreement 0.290%, dated 1/30/2009 under which Deutsche Bank Securities, Inc will repurchase securities provided as collateral for $667,944,142 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/01/2038 and the market value of those underlying securities was $1,025,684,509.	667,928,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$2,000,000,000		Repurchase agreement 0.290%, dated 1/30/2009 under which Goldman Sachs and Co., Inc. will repurchase securities provided as collateral for $2,000,048,333 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $2,040,049,301.	$2,000,000,000
		TOTAL REPURCHASE AGREEMENTS	6,814,928,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	14,992,171,034
		OTHER ASSETS AND LIABILITIES - NET--0.1% [5]	21,323,670
		TOTAL NET ASSETS--100%	$15,013,494,704

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	14,992,171,034
Level 3--Significant Unobservable Inputs	--
TOTAL	$14,992,171,034

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Investments in securities	$8,177,243,034
Investments in repurchase agreements	6,814,928,000
Total investments in securities, at amortized cost and value		$14,992,171,034
Cash		162,216
Income receivable		30,081,789
Prepaid expenses		13,485
TOTAL ASSETS		15,022,428,524
Liabilities:
Payable for distribution services fee (Note 4)	5,800,376
Payable for shareholder services fee (Note 4)	3,133,444
TOTAL LIABILITIES		8,933,820
Net assets for 15,013,237,913 shares outstanding		$15,013,494,704
Net Assets Consist of:
Paid-in capital		$15,013,236,751
Undistributed net investment income		257,953
TOTAL NET ASSETS		$15,013,494,704
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$15,013,494,704÷15,013,237,913 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$131,627,743
Expenses:
Investment adviser fee (Note 4)		$21,222,001
Administrative personnel and services fee (Note 4)		5,521,593
Custodian fees		185,170
Transfer and dividend disbursing agent fees and expenses		7,090,500
Directors'/Trustees' fees		48,419
Auditing fees		10,791
Legal fees		5,333
Portfolio accounting fees		88,219
Distribution services fee (Note 4)		38,907,002
Shareholder services fee (Note 4)		17,685,001
Share registration costs		279,641
Printing and postage		606,276
Insurance premiums		17,378
Miscellaneous		2,156,883
TOTAL EXPENSES		93,824,207
Waivers (Note 4):
Waiver of investment adviser fee	$(13,381,693)
Waiver of administrative personnel and services fee	(138,279)
Waiver of distribution services fee	(7,074,000)
TOTAL WAIVERS		(20,593,972)
Net expenses			73,230,235
Net investment income			$58,397,508

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$58,397,508	$292,894,889
Distributions to Shareholders:
Distributions from net investment income	(58,139,555)	(292,973,657)
Share Transactions:
Proceeds from sale of shares	4,816,064,758	7,253,711,462
Net asset value of shares issued to shareholders in payment of distributions declared	56,564,812	290,610,175
Cost of shares redeemed	(2,185,348,183)	(4,513,528,827)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,687,281,387	3,030,792,810
Change in net assets	2,687,539,340	3,030,714,042
Net Assets:
Beginning of period	12,325,955,364	9,295,241,322
End of period (including undistributed net investment income of $257,953 and $0, respectively)	$15,013,494,704	$12,325,955,364

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008, (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2009	Year Ended 7/31/2008
Shares sold	4,816,064,758	7,253,711,462
Shares issued to shareholders in payment of distributions declared	56,564,812	290,610,175
Shares redeemed	(2,185,348,183)	(4,513,528,827)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,687,281,387	3,030,792,810

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $13,381,693 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $138,279 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, FSC voluntarily waived $7,074,000 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $31,068 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,150,140,070 and $0 respectively.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

7. LEGAL PROCEEDINGS

Since October, 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED GOVERNMENT RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919205

34454 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2009		2008	2007		2006		2005	[1]	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.011		0.038	0.049		0.040		0.020		0.007
Less Distributions:
Distributions from net investment income	(0.011)		(0.038)	(0.049)		(0.040)		(0.020)		(0.007)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total Return [2]	1.15%		3.87%	5.03%		4.05%		1.97%		0.71%

Ratios to Average Net Assets:
Net expenses	0.51	% [3]	0.47%	0.47%		0.48%		0.47%		0.46%
Net investment income	2.27	% [3]	3.79%	4.92%		3.97%		1.91%		0.71%
Expense waiver/reimbursement [4]	0.12	% [3]	0.12%	0.16	% [5]	0.34	% [5]	0.42	% [5]	0.39	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$186,741		$233,369	$221,362		$189,392		$114,763		$148,324

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,011.50	$2.59
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.63	$2.60

1 Expenses are equal to the Fund's annualized net expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	39.0%
Bank Instruments	31.6%
Variable Rate Instruments	19.2%
Repurchase Agreement	9.9%
Other Assets and Liabilities - Net [2]	0.3%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	25.3	% [4]
8-30 Days	19.6%
31-90 Days	35.5%
91-180 Days	13.4%
181 Days and more	5.9%
Other Assets and Liabilities - Net [2]	0.3%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A Variable Rate Instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements, bank instruments and other securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 13.2% of the Fund's portfolio.

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.4%
		Finance - Automotive--0.3%
$169,881	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.820%, 6/15/2009	$169,881
330,325		Wachovia Auto Owner Trust 2008-A, Class A1, 2.930%, 6/22/2009	330,326
		TOTAL	500,207
		Finance - Equipment--0.1%
253,222		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	253,222
		TOTAL ASSET-BACKED SECURITIES	753,429
		CERTIFICATES OF DEPOSIT--31.6%
		Finance - Banking--31.6%
2,000,000		Banco Santander, S.A., 2.900%, 5/22/2009	2,000,000
8,000,000		Bank of Ireland PLC, 2.320% - 3.170%, 2/17/2009 - 2/25/2009	8,000,033
5,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.300%, 4/7/2009	5,000,000
9,000,000		Barclays Bank PLC, 1.950% - 3.160%, 2/23/2009 - 6/18/2009	9,000,539
7,000,000		Calyon, Paris, 0.800% - 3.150%, 3/9/2009 - 4/23/2009	7,000,000
1,000,000		Canadian Imperial Bank of Commerce, 3.140%, 2/11/2009	1,000,000
7,000,000		Credit Suisse, Zurich, 1.650% - 2.650%, 5/20/2009 - 7/6/2009	7,000,000
8,000,000		Lloyds TSB Bank PLC, London, 1.880%, 3/12/2009	8,000,000
2,000,000		Societe Generale, Paris, 2.500%, 5/20/2009	2,000,000
3,000,000		SunTrust Bank, 3.150%, 2/23/2009	3,000,000
7,000,000		Toronto Dominion Bank, 1.170% - 1.900%, 8/31/2009 - 9/30/2009	7,000,000
		TOTAL CERTIFICATES OF DEPOSIT	59,000,572
		COLLATERALIZED LOAN AGREEMENTS--3.2%
		Finance - Banking--3.2%
1,000,000		BNP Paribas Securities Corp., 1.000%, 2/2/2009	1,000,000
5,000,000		Greenwich Capital Markets, Inc., 0.812%, 2/2/2009	5,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	6,000,000
		COMMERCIAL PAPER--34.0% [3]
		Finance - Automotive--1.1%
2,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.500%, 4/6/2009	1,991,111
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Banking--6.4%
$6,000,000		Banco Santander, S.A., 2.900%, 5/18/2009	$5,948,767
3,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 3.100%, 3/2/2009	2,992,508
3,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.650%, 4/20/2009	2,995,775
		TOTAL	11,937,050
		Finance - Commercial--8.6%
3,000,000	[1,2]	Edison Asset Securitization LLC, 2.600%, 4/3/2009	2,986,783
5,000,000	[1,2]	Fairway Finance Co. LLC, 0.350%, 3/20/2009	4,997,715
3,000,000		General Electric Capital Services, 1.700%, 2/23/2009	2,996,883
5,000,000	[1,2]	Tulip Funding Corp., 0.400%, 2/13/2009	4,999,333
		TOTAL	15,980,714
		Finance - Retail--17.9%
5,000,000	[1,2]	Alpine Securitization Corp., 0.370%, 4/13/2009	4,996,351
8,500,000	[1,2]	Amsterdam Funding Corp., 1.700% - 2.500%, 2/27/2009	8,485,520
9,000,000	[1,2]	Barton Capital LLC, 0.600% - 0.650%, 2/6/2009 - 6/2/2009	8,989,556
5,000,000	[1,2]	Enterprise Funding Co. LLC, 0.400%, 4/14/2009	4,996,000
5,000,000	[1,2]	Salisbury Receivables Company LLC, 2.200%, 2/6/2009	4,998,472
1,000,000	[1,2]	Sheffield Receivables Corp., 0.500%, 3/4/2009	999,569
		TOTAL	33,465,468
		TOTAL COMMERCIAL PAPER	63,374,343
		CORPORATE BONDS--1.4%
		Finance - Banking--1.4%
700,000		Bank of America Corp., 5.875%, 2/15/2009	700,976
2,000,000		JPMorgan Chase & Co., 3.500%, 3/15/2009	2,002,191
		TOTAL CORPORATE BONDS	2,703,167
		NOTES - VARIABLE--19.2% [4]
		Finance - Banking--11.7%
5,000,000	[1,2]	Bank of Montreal, 0.936%, 2/5/2009	5,000,000
5,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank, N.A. LOC), 2.703%, 3/2/2009	5,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$765,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 1.410%, 2/5/2009	$765,000
1,000,000	[1,2]	ING Bank NV, 1.716%, 3/26/2009	1,000,000
3,000,000		National Australia Bank Ltd., Melbourne, 2.423%, 3/6/2009	3,000,000
725,000		Richland County, MT, Sidney Health Center Project, (Series 2007B), (Allied Irish Banks PLC LOC), 3.130%, 2/5/2009	725,000
1,000,000		Royal Bank of Scotland PLC, Edinburgh, 0.740%, 2/2/2009	1,000,000
3,000,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 2.470%, 2/5/2009	3,000,000
2,000,000		Wachovia Bank, N.A., 1.845%, 4/6/2009	2,000,000
10,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 3.354%, 2/5/2009	10,000
285,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.250%, 2/5/2009	285,000
		TOTAL	21,785,000
		Finance - Commercial--2.1%
4,000,000		General Electric Capital Corp., 0.447%, 2/9/2009	4,000,000
		Government Agency--1.1%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 1.410%, 2/5/2009	2,000,000
		Insurance--2.7%
2,000,000		MetLife Insurance Co. of Connecticut, 2.523%, 3/2/2009	2,000,000
2,000,000		Monumental Life Insurance Co., 0.918%, 2/1/2009	2,000,000
1,000,000	[1,2]	Pacific Life Global Funding, 0.506%, 2/5/2009	1,000,001
		TOTAL	5,000,001
		Oil & Oil Finance--1.6%
3,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.284%, 3/11/2009	3,000,000
		TOTAL NOTES - VARIABLE	35,785,001
Principal Amount			Value
		REPURCHASE AGREEMENT--9.9%
$18,538,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs and Co., will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	$18,538,000
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [5]	186,154,512
		OTHER ASSETS AND LIABILITIES - NET--0.3% [6]	586,810
		TOTAL NET ASSETS--100%	$186,741,322

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $61,611,689, which represented 33.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2009, these liquid restricted securities amounted to $56,611,689, which represented 30.3% of total net assets.

3 Discount rate at time of purchase for discount issues or the coupon for interest bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	186,154,512
Level 3--Significant Unobservable Inputs	--
TOTAL	$186,154,512

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$186,154,512
Cash		534
Income receivable		495,852
Receivable for shares sold		285,404
Prepaid expenses		3,993
TOTAL ASSETS		186,940,295
Liabilities:
Payable for shares redeemed	$83,172
Income distribution payable	115,649
Payable for Directors'/Trustees' fees	152
TOTAL LIABILITIES		198,973
Net assets for 186,732,655 shares outstanding		$186,741,322
Net Assets Consist of:
Paid-in capital		$186,742,220
Distributions in excess of net investment income		(898)
TOTAL NET ASSETS		$186,741,322
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$186,741,322 ÷ 186,732,655 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$2,604,412
Expenses:
Investment adviser fee (Note 4)		$375,049
Administrative personnel and services fee (Note 4)		75,827
Custodian fees		8,402
Transfer and dividend disbursing agent fees and expenses		18,651
Directors'/Trustees' fees		1,336
Auditing fees		9,487
Legal fees		4,071
Portfolio accounting fees		27,848
Share registration costs		27,011
Printing and postage		14,118
Insurance premiums		2,738
Temporary guarantee program insurance		28,826 28,826
Miscellaneous		1,979
TOTAL EXPENSES		595,343
Waivers (Note 4):
Waiver of investment adviser fee	$(111,599)
Waiver of administrative personnel and services fee	(4,474)
TOTAL WAIVERS		(116,073)
Net expenses			479,270
Net investment income			$2,125,142

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,125,142	$9,560,326
Distributions to Shareholders:
Distributions from net investment income	(2,123,360)	(9,562,018)
Share Transactions:
Proceeds from sale of shares	248,490,530	747,975,952
Net asset value of shares issued to shareholders in payment of distributions declared	955,289	3,867,127
Cost of shares redeemed	(296,074,908)	(739,834,268)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(46,629,089)	12,008,811
Change in net assets	(46,627,307)	12,007,119
Net Assets:
Beginning of period	233,368,629	221,361,510
End of period (including distributions in excess of net investment income of $(898) and $(2,680), respectively)	$186,741,322	$233,368,629

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Master Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at January 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Calamos Global Dynamic Income Fund, (Wachovia Bank, N.A., LOC), 2.703%, 3/2/2009	12/1/2008	$5,000,000	$5,000,000

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995 and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2009	Year Ended 7/31/2008
Shares sold	248,490,530	747,975,952
Shares issued to shareholders in payment of distributions declared	955,289	3,867,127
Shares redeemed	(296,074,908)	(739,834,268)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(46,629,089)	12,008,811

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser waived $111,599 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,474 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, the Fund did not incur a shareholder services fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

7. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED MASTER TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N740

8070106 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period:	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008		0.034	0.049	0.039	0.019	0.006
Less Distributions:
Distributions from net investment income	(0.008)		(0.034)	(0.049)	(0.039)	(0.019)	(0.006)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.76%		3.41%	4.97%	4.01%	1.93%	0.65%

Ratios to Average Net Assets:
Net expenses	0.50	% [2]	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	1.50	% [2]	3.31%	4.86%	3.96%	1.91%	0.64%
Expense waiver/reimbursement [3]	0.11	% [2]	0.11%	0.10%	0.31%	0.45%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$214,132		$228,019	$209,398	$204,909	$110,588	$128,039

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,007.60	$2.53
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.68	$2.55

1 Expenses are equal to the Fund's annualized net expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	63.4%
Repurchase Agreements	36.4%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.0%
8-30 Days	29.5%
31-90 Days	21.7%
91-180 Days	6.4%
181 Days or more	3.2%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--63.4%
$1,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.331%, 2/8/2009	$1,000,000
7,500,000	[2]	Federal Home Loan Bank System Discount Notes, 0.850% - 3.350%, 2/17/2009 - 1/11/2010	7,434,293
64,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.249% - 2.353%, 2/2/2009 - 4/30/2009	64,744,774
25,780,000		Federal Home Loan Bank System Notes, 2.250% - 4.250%, 2/6/2009-6/30/2009	25,783,236
2,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.600%, 2/19/2009	1,997,400
11,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.329% - 0.600%, 2/2/2009 - 2/28/2009	11,497,619
10,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.310% - 3.200%, 2/2/2009 - 10/7/2009	10,478,626
8,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.470% - 2.180%, 2/2/2009 - 4/28/2009	8,497,954
4,200,000		Federal National Mortgage Association Notes, 6.625% - 7.250%, 9/15/2009 - 1/15/2010	4,365,907
		TOTAL GOVERNMENT AGENCIES	135,799,809
		REPURCHASE AGREEMENTS--36.4%
1,000,000	[3]	Interest in $1,400,000,000 joint repurchase agreement 0.15%, dated 1/6/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,400,180,833 on 2/6/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $1,435,270,485.	1,000,000
3,000,000	[3]	Interest in $1,210,000,000 joint repurchase agreement 0.28%, dated 1/27/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,210,282,333 on 2/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $1,238,575,307.	3,000,000
2,000,000	[3]	Interest in $975,000,000 joint repurchase agreement 0.30%, dated 1/28/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $975,381,875 on 3/16/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $1,002,725,613.	2,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$2,000,000	[3]	Interest in $1,570,000,000 joint repurchase agreement 0.20%, dated 1/9/2009 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,570,270,389 on 2/12/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $1,601,586,830.	$2,000,000
4,000,000		Interest in $7,700,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	4,000,000
3,000,000	[3]	Interest in $810,000,000 joint repurchase agreement 0.32%, dated 1/20/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $810,216,000 on 2/19/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $828,284,668.	3,000,000
2,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.32%, dated 1/28/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $800,213,333 on 2/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2048 and the market value of those underlying securities was $819,492,114.	2,000,000
10,000,000		Interest in $3,370,000,000 joint repurchase agreement 0.30%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,370,084,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $3,437,485,935.	10,000,000
4,000,000	[3]	Interest in $1,550,000,000 joint repurchase agreement 0.27%, dated 1/15/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $1,550,383,625 on 2/17/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of that underlying security was $1,581,213,435.	4,000,000
4,974,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	4,974,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.27%, dated 1/14/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,217,500 on 2/13/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $1,020,115,205.	$1,000,000
10,000,000		Interest in $3,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,500,084,583 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $3,570,000,682.	10,000,000
10,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.30%, dated 1/30/2009 under which JPMorgan Securities Inc. will repurchase securities provided as collateral for $2,000,050,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/20/2038 and the market value of those underlying securities was $2,040,827,198.	10,000,000
10,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.28%, dated 1/30/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,046,667 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/16/2044 and the market value of those underlying securities was $2,049,917,208.	10,000,000
1,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.35%, dated 1/15/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $500,097,222 on 2/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2038 and the market value of those underlying securities was $511,755,345.	1,000,000
10,000,000		Interest in $150,000,000 joint repurchase agreement 0.32%, dated 1/30/2009 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,004,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2040 and the market value of those underlying securities was $153,443,074.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	77,974,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [4]	213,773,809
		OTHER ASSETS AND LIABILITIES - NET--0.2% [5]	357,818
		TOTAL NET ASSETS--100%	$214,131,627

1 Floating rate notes with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	213,773,809
Level 3--Significant Unobservable Inputs	--
TOTAL	$213,773,809

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Investments in repurchase agreements	$77,974,000
Investments in securities	135,799,809
Total investments in securities, at amortized cost and value		$213,773,809
Cash		916
Income receivable		454,161
Receivable for shares sold		14,604
Prepaid expenses		2,683
TOTAL ASSETS		214,246,173
Liabilities:
Payable for Directors'/Trustees' fees	73
Income distribution payable	114,473
TOTAL LIABILITIES		114,546
Net assets for 214,121,492 shares outstanding		$214,131,627
Net Assets Consist of:
Paid-in capital		$214,132,694
Distributions in excess of net investment income		(1,067)
TOTAL NET ASSETS		$214,131,627
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$214,131,627 ÷ 214,121,492 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$2,173,082
Expenses:
Investment adviser fee (Note 4)		$435,339
Administrative personnel and services fee (Note 4)		84,966
Custodian fees		17,465
Transfer and dividend disbursing agent fees and expenses		17,697
Directors'/Trustees' fees		1,162
Auditing fees		9,108
Legal fees		3,928
Portfolio accounting fees		30,551
Share registration costs		19,487
Printing and postage		9,655
Insurance premiums		2,702
Temporary guarantee program insurance		33,117
Miscellaneous		424
TOTAL EXPENSES		665,601
Waivers (Note 4):
Waiver of investment adviser fee	$(123,351)
Waiver of administrative personnel and services fee	(2,143)
TOTAL WAIVERS		(125,494)
Net expenses			540,107
Net investment income			$1,632,975

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,632,975	$7,707,089
Distributions to Shareholders:
Distributions from net investment income	(1,633,683)	(7,706,404)
Share Transactions:
Proceeds from sale of shares	244,309,744	547,931,641
Net asset value of shares issued to shareholders in payment of distributions declared	414,706	2,180,162
Cost of shares redeemed	(258,610,615)	(531,492,269)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,886,165)	18,619,534
Change in net assets	(13,886,873)	18,620,219
Net Assets:
Beginning of period	228,018,500	209,398,281
End of period (including distributions in excess of net investment income of $(1,067) and $(359), respectively)	$214,131,627	$228,018,500

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Short-Term U.S. Government Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable a its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in the prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2009	Year Ended 7/31/2008
Shares sold	244,309,744	547,931,641
Shares issued to shareholders in payment of distributions declared	414,706	2,180,162
Shares redeemed	(258,610,615)	(531,492,269)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(13,886,165)	18,619,534

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $123,351 of its fee.

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,143 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, the Fund did not incur a shareholder services fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

7. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N765

8080106 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2009		2008		2007 [1]	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009		0.036		0.051	0.041	0.022	0.009
Less Distributions:
Distributions from net investment income	(0.009)		(0.036)		(0.051)	(0.041)	(0.022)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.92%		3.70%		5.18%	4.21%	2.17%	0.89%

Ratios to Average Net Assets:
Net expenses	0.23	% [3]	0.20	% [4]	0.20%	0.20%	0.20%	0.20%
Net investment income	0.73	% [3]	3.38%		5.06%	4.15%	2.15%	0.88%
Expense waiver/reimbursement [5]	0.08	% [3]	0.09%		0.09%	0.29%	0.34%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,389,980		$7,643,447		$2,062,328	$1,556,092	$1,206,111	$1,159,503

1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008 was 0.20% after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,009.20	$1.16
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.05	$1.17

1 Expenses are equal to the Fund's annualized net expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	99.8%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	25.7%
8-30 Days	29.2%
31-90 Days	28.5%
91-180 Days	14.1%
181 Days or more	2.3%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--99.8%
$2,281,239,000	[1]	Federal Farm Credit System Discount Notes, 0.020% - 3.000%, 2/2/2009 - 1/6/2010	$2,270,129,080
3,794,900,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.209% - 2.450%, 2/1/2009 - 4/1/2009	3,794,525,750
193,075,000		Federal Farm Credit System Notes, 2.380% - 9.800%, 3/2/2009 - 10/23/2009	194,831,032
6,577,222,000	[1]	Federal Home Loan Bank System Discount Notes, 0.070% - 3.200%, 2/2/2009 - 10/8/2009	6,573,430,662
5,881,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.249% - 2.719%, 2/2/2009 - 4/30/2009	5,880,112,467
2,472,335,000		Federal Home Loan Bank System Notes, 2.200% - 6.300%, 2/2/2009 - 6/3/2009	2,483,679,594
589,385,000	[1]	Tennessee Valley Authority Discount Notes, 0.100%, 2/5/2009 - 2/12/2009	589,375,535
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [3]	21,786,084,120
		OTHER ASSETS AND LIABILITIES - NET--0.2% [4]	37,538,964
		TOTAL NET ASSETS--100%	$21,823,623,084

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	21,786,084,120
Level 3--Significant Unobservable Inputs	--
TOTAL	$21,786,084,120

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$21,786,084,120
Cash		26,522,254
Income receivable		31,508,120
Receivable for shares sold		409,355
Prepaid expenses		382,609
TOTAL ASSETS		21,844,906,458
Liabilities:
Payable for shares redeemed	$16,499,014
Income distribution payable	4,359,781
Payable for shareholder services fee (Note 4)	424,579
TOTAL LIABILITIES		21,283,374
Net assets for 21,823,733,332 shares outstanding		$21,823,623,084
Net Assets Consist of:
Paid-in capital		$21,823,742,709
Distributions in excess of net investment income		(119,625)
TOTAL NET ASSETS		$21,823,623,084
Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
$16,389,979,702 ÷ 16,390,201,531 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$5,433,643,382 ÷ 5,433,531,801 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$154,755,664
Expenses:
Investment adviser fee (Note 4)		$16,356,823
Administrative personnel and services fee (Note 4)		6,380,598
Custodian fees		201,587
Transfer and dividend disbursing agent fees and expenses		88,418
Directors'/Trustees' fees		37,451
Auditing fees		10,111
Legal fees		5,247
Portfolio accounting fees		88,219
Shareholder services fee--Institutional Service Shares (Note 4)		2,268,235
Account administration fee--Institutional Service Shares		3,094,170
Share registration costs		115,048
Printing and postage		21,544
Insurance premiums		10,979
Temporary Guarantee Program Insurance		1,899,800
Miscellaneous		14,808
TOTAL EXPENSES		30,593,038
Waivers (Note 4):
Waiver of investment adviser fee	$(6,413,195)
Waiver of administrative personnel and services fee	(156,827)
TOTAL WAIVERS		(6,570,022)
Net expenses			24,023,016
Net investment income			$130,732,648

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$130,732,648	$256,696,370
Distributions to Shareholders:
Institutional Shares	(99,355,053)	(174,178,202)
Institutional Service Shares	(31,427,389)	(82,608,018)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(130,782,442)	(256,786,220)
Share Transactions:
Proceeds from sale of shares	37,996,574,828	33,114,176,516
Net asset value of shares issued to shareholders in payment of distributions declared	76,729,480	124,068,747
Cost of shares redeemed	(26,913,939,310)	(26,784,952,126)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,159,364,998	6,453,293,137
Change in net assets	11,159,315,204	6,453,203,287
Net Assets:
Beginning of period	10,664,307,880	4,211,104,593
End of period (including distributions in excess of net investment income of $(119,625) and $(69,831), respectively)	$21,823,623,084	$10,664,307,880

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of Institutional Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as Temporary Guarantee Program Insurance on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	30,927,569,599	$30,927,569,599	25,531,675,371	$25,531,675,371
Shares issued to shareholders in payment of distributions declared	65,491,520	65,491,520	107,371,675	107,371,675
Shares redeemed	(22,246,445,961)	(22,246,445,961)	(20,057,732,456)	(20,057,732,456)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,746,615,158	$8,746,615,158	5,581,314,590	$5,581,314,590

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,069,005,229	$7,069,005,229	7,582,501,145	$7,582,501,145
Shares issued to shareholders in payment of distributions declared	11,237,960	11,237,960	16,697,072	16,697,072
Shares redeemed	(4,667,493,349)	(4,667,493,349)	(6,727,219,670)	(6,727,219,670)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,412,749,840	$2,412,749,840	871,978,547	$871,978,547
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	11,159,364,998	$11,159,364,998	6,453,293,137	$6,453,293,137

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $6,413,195 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $156,827 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2009, Institutional Shares did not incur a shareholder services fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

7. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

Evaluation and Approval of Advisory
Contract - May 2008

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856

34481 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Government Obligations
Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2009		2008		2007 [1]	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008		0.034		0.048	0.039	0.019	0.006
Less Distributions:
Distributions from net investment income	(0.008)		(0.034)		(0.048)	(0.039)	(0.019)	(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.79%		3.44%		4.92%	3.96%	1.92%	0.64%

Ratios to Average Net Assets:
Net expenses	0.48	% [3]	0.45	% [4]	0.45%	0.45%	0.45%	0.45%
Net investment income	0.48	% [3]	3.13%		4.81%	3.90%	1.90%	0.63%
Expense waiver/reimbursement [5]	0.08	% [3]	0.09%		0.09%	0.10%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,433,643		$3,020,861		$2,148,776	$2,010,881	$1,797,876	$1,756,992
1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008 was 0.45% after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,007.90	$2.43
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.79	$2.45

1 Expenses are equal to the Fund's annualized net expense ratio of 0.48%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	99.8%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	25.7%
8-30 Days	29.2%
31-90 Days	28.5%
91-180 Days	14.1%
181 Days or more	2.3%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--99.8%
$2,281,239,000	[1]	Federal Farm Credit System Discount Notes, 0.020% - 3.000%, 2/2/2009 - 1/6/2010	$2,270,129,080
3,794,900,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.209% - 2.450%, 2/1/2009 - 4/1/2009	3,794,525,750
193,075,000		Federal Farm Credit System Notes, 2.380% - 9.800%, 3/2/2009 - 10/23/2009	194,831,032
6,577,222,000	[1]	Federal Home Loan Bank System Discount Notes, 0.070% - 3.200%, 2/2/2009 - 10/8/2009	6,573,430,662
5,881,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.249% - 2.719%, 2/2/2009 - 4/30/2009	5,880,112,467
2,472,335,000		Federal Home Loan Bank System Notes, 2.200% - 6.300%, 2/2/2009 - 6/3/2009	2,483,679,594
589,385,000	[1]	Tennessee Valley Authority Discount Notes, 0.100%, 2/5/2009 - 2/12/2009	589,375,535
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [3]	21,786,084,120
		OTHER ASSETS AND LIABILITIES - NET--0.2% [4]	37,538,964
		TOTAL NET ASSETS--100%	$21,823,623,084

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	21,786,084,120
Level 3--Significant Unobservable Inputs	--
TOTAL	$21,786,084,120

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$21,786,084,120
Cash		26,522,254
Income receivable		31,508,120
Receivable for shares sold		409,355
Prepaid expenses		382,609
TOTAL ASSETS		21,844,906,458
Liabilities:
Payable for shares redeemed	$16,499,014
Income distribution payable	4,359,781
Payable for shareholder services fee (Note 4)	424,579
TOTAL LIABILITIES		21,283,374
Net assets for 21,823,733,332 shares outstanding		$21,823,623,084
Net Assets Consist of:
Paid-in capital		$21,823,742,709
Distributions in excess of net investment income		(119,625)
TOTAL NET ASSETS		$21,823,623,084
Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
$16,389,979,702 ÷ 16,390,201,531 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$5,433,643,382 ÷ 5,433,531,801 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$154,755,664
Expenses:
Investment adviser fee (Note 4)		$16,356,823
Administrative personnel and services fee (Note 4)		6,380,598
Custodian fees		201,587
Transfer and dividend disbursing agent fees and expenses		88,418
Directors'/Trustees' fees		37,451
Auditing fees		10,111
Legal fees		5,247
Portfolio accounting fees		88,219
Shareholder services fee--Institutional Service Shares (Note 4)		2,268,235
Account administration fee--Institutional Service Shares		3,094,170
Share registration costs		115,048
Printing and postage		21,544
Insurance premiums		10,979
Temporary Guarantee Program Insurance		1,899,800
Miscellaneous		14,808
TOTAL EXPENSES		30,593,038
Waivers (Note 4):
Waiver of investment adviser fee	$(6,413,195)
Waiver of administrative personnel and services fee	(156,827)
TOTAL WAIVERS		(6,570,022)
Net expenses			24,023,016
Net investment income			$130,732,648

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$130,732,648	$256,696,370
Distributions to Shareholders:
Institutional Shares	(99,355,053)	(174,178,202)
Institutional Service Shares	(31,427,389)	(82,608,018)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(130,782,442)	(256,786,220)
Share Transactions:
Proceeds from sale of shares	37,996,574,828	33,114,176,516
Net asset value of shares issued to shareholders in payment of distributions declared	76,729,480	124,068,747
Cost of shares redeemed	(26,913,939,310)	(26,784,952,126)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,159,364,998	6,453,293,137
Change in net assets	11,159,315,204	6,453,203,287
Net Assets:
Beginning of period	10,664,307,880	4,211,104,593
End of period (including distributions in excess of net investment income of $(119,625) and $(69,831), respectively)	$21,823,623,084	$10,664,307,880

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of Institutional Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as Temporary Guarantee Program Insurance on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	30,927,569,599	$30,927,569,599	25,531,675,371	$25,531,675,371
Shares issued to shareholders in payment of distributions declared	65,491,520	65,491,520	107,371,675	107,371,675
Shares redeemed	(22,246,445,961)	(22,246,445,961)	(20,057,732,456)	(20,057,732,456)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,746,615,158	$8,746,615,158	5,581,314,590	$5,581,314,590

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,069,005,229	$7,069,005,229	7,582,501,145	$7,582,501,145
Shares issued to shareholders in payment of distributions declared	11,237,960	11,237,960	16,697,072	16,697,072
Shares redeemed	(4,667,493,349)	(4,667,493,349)	(6,727,219,670)	(6,727,219,670)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,412,749,840	$2,412,749,840	871,978,547	$871,978,547
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	11,159,364,998	$11,159,364,998	6,453,293,137	$6,453,293,137

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $6,413,195 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $156,827 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2009, Institutional Shares did not incur a shareholder services fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

7. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

Evaluation and Approval of Advisory
Contract - May 2008

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N849

38172 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liberty U.S. Government
Money Market Trust

Established 1980

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005		0.029	0.044	0.035	0.015	0.002
Less Distributions:
Distributions from net investment income	(0.005)		(0.029)	(0.044)	(0.035)	(0.015)	(0.002)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.49%		2.94%	4.49%	3.53%	1.47%	0.19%

Ratios to Average Net Assets:
Net expenses	0.95	% [2]	0.92%	0.92%	0.93%	0.92%	0.92%
Net investment income	0.96	% [2]	2.91%	4.40%	3.47%	1.42%	0.20%
Expense waiver/reimbursement [3]	0.22	% [2]	0.27%	0.28%	0.29%	0.22%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$258,472		$246,375	$249,100	$258,486	$270,162	$323,777

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001		0.020	0.035	0.026	0.006	0.0001
Less Distributions:
Distributions from net investment income	(0.001)		(0.020)	(0.035)	(0.026)	(0.006)	(0.0001)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.12%		2.02%	3.56%	2.61%	0.62%	0.01%

Ratios to Average Net Assets:
Net expenses	1.65	% [2]	1.82%	1.82%	1.83%	1.75%	1.10%
Net investment income	0.20	% [2]	1.96%	3.50%	2.51%	0.52%	0.02%
Expense waiver/reimbursement [3]	0.15	% [2]	0.12%	0.14%	0.14%	0.14%	0.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,198		$35,707	$30,839	$41,481	$54,502	$101,443

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,			Period Ended
	1/31/2009		2008	2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001		0.020	0.035	0.026	0.003
Less Distributions:
Distributions from net investment income	(0.001)		(0.020)	(0.035)	(0.026)	(0.003)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.13%		2.06%	3.60%	2.61%	0.33%

Ratios to Average Net Assets:
Net expenses	1.63	% [3]	1.79%	1.79%	1.82%	1.82	% [3]
Net investment income	0.18	% [3]	1.70%	3.53%	2.73%	1.46	% [3]
Expense waiver/reimbursement [4]	0.15	% [3]	0.12%	0.14%	0.14%	0.00	% [3,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$20,865		$10,390	$3,563	$3,699	$1,285

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,			Period Ended
	1/31/2009		2008	2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005		0.029	0.044	0.035	0.006
Less Distributions:
Distributions from net investment income	(0.005)		(0.029)	(0.044)	(0.035)	(0.006)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.49%		2.94%	4.49%	3.53%	0.56%

Ratios to Average Net Assets:
Net expenses	0.96	% [3]	0.92%	0.92%	0.94%	0.92	% [3]
Net investment income	0.87	% [3]	2.35%	4.43%	3.46%	3.57	% [3]
Expense waiver/reimbursement [4]	0.21	% [3]	0.20%	0.18%	0.28%	0.15	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,258		$1,365	$507	$184	$5

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions of Class B Shares, Class C Shares and Class F Shares; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,004.90	$4.80
Class B Shares	$1,000	$1,001.20	$8.32
Class C Shares	$1,000	$1,001.30	$8.22
Class F Shares	$1,000	$1,004.90	$4.85
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.42	$4.84
Class B Shares	$1,000	$1,016.89	$8.39
Class C Shares	$1,000	$1,016.99	$8.29
Class F Shares	$1,000	$1,020.37	$4.89

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.95%
Class B Shares	1.65%
Class C Shares	1.63%
Class F Shares	0.96%

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	58.9%
Repurchase Agreements	41.0%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	36.8%
8-30 Days	34.6%
31-90 Days	19.6%
91-180 Days	5.3%
181 Days or more	3.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--58.9%
$1,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.331%, 2/8/2009	$1,500,000
20,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.850% - 3.350%, 2/17/2009 - 1/11/2010	19,853,880
86,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.249% - 2.353%, 2/2/2009 - 4/30/2009	86,483,569
31,745,000		Federal Home Loan Bank System Notes, 2.250% - 5.375%, 2/2/2009 - 7/17/2009	31,773,009
5,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.600% - 2.700%, 2/19/2009 - 4/13/2009	5,486,813
13,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.329% - 0.600%, 2/2/2009 - 3/2/2009	13,496,574
19,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.290% - 3.200%, 2/2/2009 - 10/7/2009	18,949,793
13,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.470% - 2.180%, 2/2/2009 - 4/28/2009	13,496,867
7,000,000		Federal National Mortgage Association Notes, 4.200% - 7.250%, 6/8/2009 - 1/15/2010	7,255,727
		TOTAL GOVERNMENT AGENCIES	198,296,232
		REPURCHASE AGREEMENTS--41.0%
2,000,000	[3]	Interest in $1,400,000,000 joint repurchase agreement 0.15%, dated 1/6/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,400,180,833 on 2/6/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $1,435,270,485.	2,000,000
6,000,000	[3]	Interest in $1,210,000,000 joint repurchase agreement 0.28%, dated 1/27/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,210,282,333 on 2/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $1,238,575,307.	6,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$3,000,000	[3]	Interest in $975,000,000 joint repurchase agreement 0.30%, dated 1/28/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $975,381,875 on 3/16/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $1,002,725,613.	$3,000,000
15,000,000	[3]	Interest in $1,570,000,000 joint repurchase agreement 0.20%, dated 1/9/2009 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,570,270,389 on 2/12/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $1,601,586,830.	15,000,000
6,000,000		Interest in $7,700,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	6,000,000
4,000,000	[3]	Interest in $810,000,000 joint repurchase agreement 0.32%, dated 1/20/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $810,216,000 on 2/19/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2039 and the market value of those underlying securities was $828,284,668.	4,000,000
3,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.32%, dated 1/28/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $800,213,333 on 2/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2048 and the market value of those underlying securities was $819,492,114.	3,000,000
16,000,000		Interest in $3,370,000,000 joint repurchase agreement 0.30%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,370,084,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $3,437,485,935.	16,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$6,000,000	[3]	Interest in $1,550,000,000 joint repurchase agreement 0.27%, dated 1/15/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,550,383,625 on 2/7/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of those underlying securities was $1,581,213,435.	$6,000,000
13,311,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	13,311,000
5,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.27%, dated 1/14/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,217,500 on 2/13/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $1,020,115,205.	5,000,000
8,000,000		Interest in $3,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,500,084,583 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $3,570,000,682.	8,000,000
16,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.30%, dated 1/30/2009 under which J.P. Morgan Securities Inc. will repurchase securities provided as collateral for $2,000,050,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/20/2038 and the market value of those underlying securities was $2,040,827,198.	16,000,000
16,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.28%, dated 1/30/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,046,667 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/16/2044 and the market value of those underlying securities was $2,049,917,208.	16,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$3,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.35%, dated 1/15/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $500,097,222 on 2/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2038 and the market value of those underlying securities was $511,755,345.	$3,000,000
16,000,000		Interest in $150,000,000 joint repurchase agreement 0.32%, dated 1/30/2009 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,004,000 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 6/1/2040 and the market value of those underlying securities was $153,443,074.	16,000,000
		TOTAL REPURCHASE AGREEMENTS	138,311,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	336,607,232
		OTHER ASSETS AND LIABILITIES - NET--0.1% [5]	185,325
		TOTAL NET ASSETS--100%	$336,792,557

1 Floating rate notes with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Asset and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	336,607,232
Level 3--Significant Unobservable Inputs	--
TOTAL	$336,607,232

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Investments in repurchase agreements	$138,311,000
Investments in securities	198,296,232
Total investments in securities, at amortized cost and value		$336,607,232
Cash		28,340
Income receivable		680,437
Receivable for shares sold		427,860
Prepaid expenses		5,173
TOTAL ASSETS		337,749,042
Liabilities:
Payable for shares redeemed	605,665
Income distribution payable	3,388
Payable for transfer and dividend disbursing agent fees and expenses	136,656
Payable for Directors'/Trustees' fees	198
Payable for distribution services fee (Note 4)	27,965
Payable for shareholder services fee (Note 4)	182,613
TOTAL LIABILITIES		956,485
Net assets for 336,848,216 shares outstanding		$336,792,557
Net Assets Consist of:
Paid-in capital		$336,793,287
Distributions in excess of net investment income		(730)
TOTAL NET ASSETS		$336,792,557

Statement of Assets and Liabilities - continued

Net Asset Value and Offering Price Per Share
Class A Shares:
$258,472,047 ÷ 258,529,469 shares outstanding, no par value, unlimited shares authorized	$1.00
Class B Shares:
$55,198,246 ÷ 55,197,798 shares outstanding, no par value, unlimited shares authorized	$1.00
Class C Shares:
$20,864,595 ÷ 20,863,137 shares outstanding, no par value, unlimited shares authorized	$1.00
Class F Shares:
$2,257,669 ÷ 2,257,812 shares outstanding, no par value, unlimited shares authorized	$1.00
Redemption Proceeds Per Share:
Class A Shares	$1.00
Class B Shares (94.50/100 of $1.00) [1]	$0.95
Class C Shares (99.00/100 of $1.00) [1]	$0.99
Class F Shares (99.00/100 of $1.00) [1]	$0.99

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$3,101,082
Expenses:
Investment adviser fee (Note 4)		$817,958
Administrative personnel and services fee (Note 4)		136,110
Custodian fees		17,753
Transfer and dividend disbursing agent fees and expenses		342,972
Directors'/Trustees' fees		1,301
Auditing fees		9,109
Legal fees		4,075
Portfolio accounting fees		55,745
Distribution services fee--Class B Shares (Note 4)		178,800
Distribution services fee--Class C Shares (Note 4)		63,595
Shareholder services fee--Class A Shares (Note 4)		325,806
Shareholder services fee--Class B Shares (Note 4)		31,265
Shareholder services fee--Class C Shares (Note 4)		9,661
Shareholder services fee--Class F Shares (Note 4)		2,217
Share registration costs		40,160
Printing and postage		33,166
Insurance premiums		2,835
Miscellaneous		45,227
TOTAL EXPENSES		2,117,755
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(95,463)
Waiver of administrative personnel and services fee	(11,617)
Waiver of distribution services fee--Class B Shares	(20,856)
Waiver of distribution services fee--Class C Shares	(7,923)
Reimbursement of shareholder services fee--Class A Shares	(195,421)
Reimbursement of shareholder services fee--Class F Shares	(1,331)
TOTAL WAIVERS AND REIMBURSEMENTS		(332,611)
Net expenses			1,785,144
Net investment income			$1,315,938

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,315,938	$8,107,514
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,248,631)	(7,305,642)
Class B Shares	(46,461)	(668,333)
Class C Shares	(15,050)	(114,899)
Class F Shares	(7,736)	(19,014)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,317,878)	(8,107,888)
Share Transactions:
Proceeds from sale of shares	171,440,179	261,048,206
Net asset value of shares issued to shareholders in payment of distributions declared	1,241,175	7,556,410
Cost of shares redeemed	(129,724,495)	(258,776,623)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	42,956,859	9,827,993
Change in net assets	42,954,919	9,827,619
Net Assets:
Beginning of period	293,837,638	284,010,019
End of period (including undistributed (distributions in excess of) net investment income of $(730) and $1,210, respectively)	$336,792,557	$293,837,638

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in the prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	109,952,958	$109,952,958	210,589,419	$210,589,419
Shares issued to shareholders in payment of distributions declared	1,178,868	1,178,868	6,840,576	6,840,576
Shares redeemed	(99,033,077)	(99,033,077)	(220,155,400)	(220,155,400)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	12,098,749	$12,098,749	(2,725,405)	$(2,725,405)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	37,321,268	$37,321,268	31,815,719	$31,815,719
Shares issued to shareholders in payment of distributions declared	41,408	41,408	590,695	590,695
Shares redeemed	(17,871,649)	(17,871,649)	(27,537,563)	(27,537,563)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	19,491,027	$19,491,027	4,868,851	$4,868,851

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	22,462,573	$22,462,573	16,338,374	$16,338,374
Shares issued to shareholders in payment of distributions declared	13,414	13,414	107,971	107,971
Shares redeemed	(12,001,784)	(12,001,784)	(9,619,279)	(9,619,279)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	10,474,203	$10,474,203	6,827,066	$6,827,066

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,703,380	$1,703,380	2,304,694	$2,304,694
Shares issued to shareholders in payment of distributions declared	7,485	7,485	17,168	17,168
Shares redeemed	(817,985)	(817,985)	(1,464,381)	(1,464,381)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	892,880	$892,880	857,481	$857,481
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	42,956,859	$42,956,859	9,827,993	$9,827,993

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $95,463 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $11,617 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, FSC voluntarily waived $28,779 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $5,345 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $4,646 of CDSC relating to redemptions of Class C Shares and $21 relating to redemptions of Class F Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC voluntarily reimbursed $196,752 of shareholder services fees. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

7. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724
Cusip 608919817
Cusip 608919791

8110106 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Management

Established 1974

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Eagle Shares
Premier Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Eagle Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012		0.036	0.042	0.032	0.012	0.001
Net realized gain on investments	--		0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.036	0.042	0.032	0.012	0.001
Less Distributions:
Distributions from net investment income	(0.012)		(0.036)	(0.042)	(0.032)	(0.012)	(0.001)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.25%		3.64%	4.26%	3.29%	1.22%	0.06%

Ratios to Average Net Assets:
Net expenses	0.38	% [3]	0.53%	1.22%	1.22%	1.22%	1.13%
Net investment income	2.49	% [3]	3.55%	4.19%	3.22%	1.19%	0.06%
Expense waiver/reimbursement [4]	1.20	% [3]	0.78%	0.66%	0.56%	0.37%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,858		$50,576	$35,555	$36,597	$41,519	$49,683

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Premier Shares

(For a Share Outstanding Throughout the Period) 1

	Six Months Ended (unaudited) 1/31/2009
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.013
Less Distributions:
Distributions from net investment income	(0.013)
Net Asset Value, End of Period	$1.00
Total Return [2]	1.35%

Ratios to Average Net Assets:
Net expenses	0.18	% [3]
Net investment income	2.69	% [3]
Expense waiver/reimbursement [4]	1.20	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$0	[5]

1 The Fund began offering Premier Shares on July 28, 2008. At the period end of July 31, 2008, Premier Shares had $100 in assets and 100 shares, all owned by an affiliate of the Fund. No net investment income or income distributions had been recorded. Accordingly, financial highlights were not presented.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual:
Eagle Shares	$1,000	$1,012.50	$1.93
Premier Shares	$1,000	$1,013.50	$0.91
Hypothetical (assuming a 5% return before expenses):
Eagle Shares	$1,000	$1,023.29	$1.94
Premier Shares	$1,000	$1,024.30	$0.92

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Eagle Shares	0.38%
Premier Shares	0.18%

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	28.3%
Variable Rate Instruments	16.0%
Bank Instruments	43.9%
Repurchase Agreement	11.4%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	24.7	% [4]
8-30 Days	16.1%
31-90 Days	42.9%
91-180 Days	15.9%
181 Days or more	0.0%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 14.4% of the Fund's portfolio.

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.2%
		Finance - Automotive--1.2%
$425,398		Nissan Auto Receivables Owner Trust 2008-C, Class A1, 3.037%, 12/15/2009	$425,399
		CERTIFICATES OF DEPOSIT--43.9%
		Finance - Banking--43.9%
750,000		Allied Irish Banks PLC, 2.500%, 2/24/2009	750,000
700,000		Banco Santander, S.A., 2.900%, 5/22/2009	700,000
1,200,000		Bank of Ireland PLC, 2.330%, 2/25/2009	1,200,008
1,500,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.300%, 4/7/2009	1,500,000
1,700,000		Barclays Bank PLC, 2.930% - 3.160%, 3/9/2009 - 5/15/2009	1,700,539
1,000,000		Calyon, Paris, 0.800%, 4/23/2009	1,000,000
500,000		Canadian Imperial Bank of Commerce, 2.550%, 6/4/2009	500,000
1,500,000		Credit Suisse, Zurich, 1.450% - 2.750%, 5/18/2009 - 7/9/2009	1,500,000
2,000,000		Fifth Third Bank, Cincinnati, 3.250%, 2/4/2009	2,000,000
1,500,000		Lloyds TSB Bank PLC, London, 1.500%, 3/18/2009	1,500,000
1,500,000		Mizuho Corporate Bank Ltd., 2.300%, 2/13/2009	1,500,000
1,000,000		Societe Generale, Paris, 2.500%, 5/20/2009	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	14,850,547
		COLLATERALIZED LOAN AGREEMENTS--2.9%
		Finance - Banking--2.9%
1,000,000		BNP Paribas Securities Corp., 1.000%, 2/2/2009	1,000,000
		COMMERCIAL PAPER--24.2% [1]
		Finance - Automotive--4.4%
1,500,000		DRAC LLC, (A1+/P1 Series), 3.400%, 2/17/2009	1,497,733
		Finance - Banking--12.4%
500,000		Danske Bank A/S, 1.050%, 7/20/2009	497,535
1,500,000		ING (U.S.) Funding LLC, 1.080%, 4/27/2009	1,496,175
1,700,000	[2,3]	Picaros Funding LLC, (GTD by KBC Bank NV), 2.750%, 3/5/2009	1,695,845
500,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.140%, 7/13/2009	497,435
		TOTAL	4,186,990
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Finance - Retail--7.4%
$1,000,000	[2,3]	Alpine Securitization Corp., 0.370%, 4/13/2009	$999,270
1,500,000	[2,3]	Enterprise Funding Co. LLC, 0.400%, 4/14/2009	1,498,800
		TOTAL	2,498,070
		TOTAL COMMERCIAL PAPER	8,182,793
		NOTES - VARIABLE--16.0% [4]
		Finance - Banking--14.5%
2,400,000		Bank of Montreal, 1.754%, 4/14/2009	2,400,000
1,000,000		National Australia Bank Ltd., Melbourne, 2.423%, 3/6/2009	1,000,000
1,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.410%, 2/5/2009	1,000,000
500,000		Svenska Handelsbanken, Stockholm, 1.635%, 4/6/2009	500,000
		TOTAL	4,900,000
		Finance - Commercial--1.5%
500,000		General Electric Capital Corp., 0.446%, 2/9/2009	500,000
		TOTAL NOTES - VARIABLE	5,400,000
		REPURCHASE AGREEMENT--11.4%
3,877,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs & Co., will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	3,877,000
		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST) [5]	33,735,739
		OTHER ASSETS AND LIABILITIES - NET--0.4% [6]	122,112
		TOTAL NET ASSETS--100%	$33,857,851

1 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $4,193,915, which represented 12.4% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2009, these liquid restricted securities amounted to $4,193,915, which represented 12.4% of total net assets.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	33,735,739
Level 3--Significant Unobservable Inputs	--
TOTAL	$33,735,739

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Investments in repurchase agreement	$3,877,000
Investments in securities	29,858,739
Total investments in securities, at amortized cost and value		$33,735,739
Cash		33,138
Income receivable		93,779
Receivable for shares sold		65,881
Prepaid expenses		7,718
TOTAL ASSETS		33,936,255
Liabilities:
Payable for shares redeemed	37,850
Payable for shareholder services fee (Note 4)	17,202
Payable for transfer and dividend disbursing agent fees and expenses	22,237
Income distribution payable	1,115
TOTAL LIABILITIES		78,404
Net assets for 33,852,615 shares outstanding		$33,857,851
Net Assets Consist of:
Paid-in capital		$33,852,992
Undistributed net investment income		4,859
TOTAL NET ASSETS		$33,857,851
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Eagle Shares:
$33,857,751 ÷ 33,852,515 shares outstanding, no par value, unlimited shares authorized		$1.00
Premier Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$580,879
Expenses:
Investment adviser fee (Note 4)		$40,538
Administrative personnel and services fee (Note 4)		95,781
Custodian fees		5,613
Transfer and dividend disbursing agent fees and expenses		46,930
Directors'/Trustees' fees		377
Auditing fees		9,108
Legal fees		4,233
Portfolio accounting fees		26,686
Shareholder services fee--Eagle Shares (Note 4)		39,190
Share registration costs		27,447
Printing and postage		13,590
Insurance premiums		2,422
Miscellaneous		7,270
TOTAL EXPENSES		319,185
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(40,538)
Waiver of administrative personnel and services fee	(17,441)
Reimbursement of other operating expenses	(184,876)
TOTAL WAIVERS AND REIMBURSEMENT		(242,855)
Net expenses			76,330
Net investment income			$504,549

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$504,549	$1,673,262
Net realized gain on investments	--	62,698
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	504,549	1,735,960
Distributions to Shareholders:
Distributions from net investment income
Eagle Shares	(499,811)	(1,672,558)
Premier Shares	(1)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(499,812)	(1,672,558)
Share Transactions:
Proceeds from sale of shares	12,751,667	58,035,798
Net asset value of shares issued to shareholders in payment of distributions declared	425,621	1,241,566
Cost of shares redeemed	(29,899,971)	(44,319,763)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(16,722,683)	14,957,601
Change in net assets	(16,717,946)	15,021,003
Net Assets:
Beginning of period	50,575,797	35,554,794
End of period (including undistributed net investment income of $4,859 and $122, respectively)	$33,857,851	$50,575,797

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Money Market Management (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Eagle Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

Effective July 28, 2008, the Fund began offering Premier Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in the prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	12,751,669	$12,751,667	58,021,938	$58,035,698
Shares issued to shareholders in payment of distributions declared	425,621	425,621	1,241,566	1,241,566
Shares redeemed	(29,899,971)	(29,899,971)	(44,319,763)	(44,319,763)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(16,722,681)	$(16,722,683)	14,943,741	$14,957,501

	Six Months Ended 1/31/2009		Period Ended 7/31/2008 [1]
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	--	$--	100	$100
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	--	$--	100	$100
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(16,722,681)	$(16,722,683)	14,943,841	$14,957,601

1 Reflects operations for the period from July 28, 2008 (date of initial public investment) to July 31, 2008.

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). Effective October 29, 2007, the advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Prior to October 29, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee of the Fund's average daily net assets as follows: 0.500% on the first $500 million; 0.475% on the next $500 million; 0.450% on the next $500 million; 0.425% on the next $500 million and 0.400% thereafter. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $40,538 of its fee and voluntarily reimbursed $184,876 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.387% of average daily net assets of the Fund. FAS waived $17,441 of its fee. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Eagle Shares and Premier Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,660 of Service Fees for the six months ended January 31, 2009. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC received $36,451 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Premier Shares did not incur a shareholder services fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

7. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

MONEY MARKET MANAGEMENT (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that in August 2007, the Fund's contractual advisory fee was reduced by 30 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N211
Cusip 608919775

8080103 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	1/31/2009
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.011
Net realized gain (loss) on investments	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.011
Less Distributions:
Distributions from net investment income	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]
TOTAL DISTRIBUTIONS	(0.011)
Net Asset Value, End of Period	$1.00
Total Return [3]	1.11%

Ratios to Average Net Assets:
Net expenses	0.21	% [4,5]
Net investment income	2.05	% [4]
Expense waiver/reimbursement [6]	0.12	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,039,180

1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios for the six months ended January 31, 2009 and for the year ended July 31, 2008 are 0.21% and 0.18%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended July 31,
2008		2007 [1]	2006		2005	2004
$1.00		$1.00	$1.00		$1.00	$1.00

0.029		0.035	0.030		0.018	0.009
0.000	[2]	0.000 [2]	(0.000	) [2]	0.000 [2]	(0.000	) [2]
0.029		0.035	0.030		0.018	0.009

(0.029)		(0.035)	(0.030)		(0.018)	(0.009)
(0.000	) [2]	--	--		--	--
(0.029)		(0.035)	(0.030)		(0.018)	(0.009)
$1.00		$1.00	$1.00		$1.00	$1.00
2.92%		3.57%	3.01%		1.82%	0.94%

0.18	% [5]	0.18%	0.18%		0.18%	0.18%
2.94%		3.48%	2.99%		1.85%	0.94%
0.12%		0.12%	0.12%		0.13%	0.12%

$3,192,965		$4,067,288	$3,490,983		$3,040,759	$2,144,468

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,011.10	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.15	$1.07

1 Expenses are equal to the Fund's annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	83.4%
Municipal Notes	14.0%
Commercial Paper	2.8%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.7%
8-30 Days	3.0%
31-90 Days	2.0%
91-180 Days	5.9%
181 Days or more	6.6%
Other Assets and Liabilities--Net [2]	(0.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS-100.2% [1,2]
		Alabama--1.7%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	$4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Bank of America N.A.), 0.650%, 2/5/2009	7,840,000
4,235,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	4,235,000
9,870,000		Alabama HFA MFH, (Series 2004B), Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Bank of America N.A.), 0.600%, 2/5/2009	9,870,000
10,000,000		Bridgeport, AL, IDB (Series 1987), Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A.), 0.750%, 2/5/2009	10,000,000
1,085,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 1.240%, 2/4/2009	1,085,000
8,700,000		Columbia, AL, IDB (Series 1997), Weekly VRDNs (Alabama Power Co.), 0.630%, 2/4/2009	8,700,000
1,000,000		Montgomery County, AL, LT GO Warrants (Series 1999), 5.60% Bonds (United States Treasury PRF 9/1/2009@102), 9/1/2024	1,056,161
1,400,000		Montgomery, AL, IDB (Series 2001), Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.750%, 2/4/2009	1,400,000
13,160,000		Phoenix City, AL Water & Sewer System (Series 2004-B), Weekly VRDNs (Columbus Bank and Trust Co., GA LOC), 1.850%, 2/5/2009	13,160,000
7,800,000		Stevenson, AL IDB Weekly VRDNs (Jefferson Smurfit Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2009	7,800,000
7,400,000		Stevenson, AL, IDB (Series 1999A), Weekly VRDNs (Smurfit-Stone Container Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2009	7,400,000
		TOTAL	77,046,161
		Alaska--0.4%
7,500,000		Alaska International Airports System (Series 2009A), Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.600%, 2/4/2009	7,500,000
8,415,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398B), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 1.130%, 2/5/2009	8,415,000
		TOTAL	15,915,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Arizona--0.5%
$15,950,000		Coconino County, AZ Pollution Control Corp., (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank NV LOC), 0.900%, 2/2/2009	$15,950,000
3,000,000		Pima County, AZ, IDA (Series 2002B), Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.760%, 2/5/2009	3,000,000
4,000,000		Show Low, AZ, IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.620%, 2/5/2009	4,000,000
		TOTAL	22,950,000
		Arkansas--0.8%
5,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 2/5/2009	5,630,000
10,900,000		Arkansas State Development Finance Authority Solid Waste (Series 2003), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A.), 0.700%, 2/5/2009	10,900,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 0.820%, 2/5/2009	8,000,000
2,000,000		Sheridan, AR, IDA (Series A), Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	2,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.660%, 2/5/2009	7,100,000
		TOTAL	33,630,000
		California--2.0%
21,000,000		ABAG Finance Authority for Non-Profit Corporations, CA (Series 2007), Daily VRDNs (899 Charleston LLC)/(Bank of America N.A.), 0.620%, 2/2/2009	21,000,000
8,500,000		California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 1.130%, 2/5/2009	8,500,000
825,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 0.850%, 2/4/2009	825,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A.), 0.860%, 2/5/2009	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.860%, 2/5/2009	6,815,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A.), 0.860%, 2/5/2009	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		California--continued
$2,940,000		California PCFA (Series 2002), Weekly VRDNs (T&W Farms)/(Bank of America N.A.), 0.860%, 2/5/2009	$2,940,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B&B Dairy, LLC)/(Key Bank, N.A. LOC), 0.860%, 2/5/2009	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A.), 0.860%, 2/5/2009	2,000,000
2,350,000		California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Bank of America N.A.), 0.860%, 2/5/2009	2,350,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A&M Farms)/(Bank of America N.A.), 0.860%, 2/5/2009	2,000,000
3,395,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 0.850%, 2/4/2009	3,395,000
2,185,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 1.000%, 2/4/2009	2,185,000
4,625,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 1.280%, 2/5/2009	4,625,000
1,900,000		Concord, CA MFH (Series 2001A), Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank N.A. New York LOC), 0.650%, 2/5/2009	1,900,000
1,975,000		Los Angeles, CA Community Redevelopment Agency (Series 2003A: Wilshire Station Apartments), Daily VRDNs (Wilshire Vermont Housing Partners LP)/(Bank of America N.A.), 0.500%, 2/2/2009	1,975,000
5,300,000		Los Angeles, CA (Series 2003A), Weekly VRDNs (Asbury Apartments L.P.)/(Citibank N.A. New York LOC), 0.600%, 2/2/2009	5,300,000
10,000,000		Torrance, CA (Series 1992: Hospital Revenue Bonds), Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 2/5/2009	10,000,000
		TOTAL	90,360,000
		Colorado--0.8%
1,105,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007), Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.680%, 2/5/2009	1,105,000
1,280,000		Colorado Educational & Cultural Facilities Authority (Series A-8), Daily VRDNs (National Jewish Federation)/(Bank of America N.A.), 0.650%, 2/2/2009	1,280,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Colorado--continued
$2,800,000		Colorado Educational & Cultural Facilities Authority (Series A4), Daily VRDNs (National Jewish Federation)/(Bank of America N.A.), 0.650%, 2/2/2009	$2,800,000
2,000,000		Colorado HFA (Series 2007A), Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.680%, 2/5/2009	2,000,000
2,180,000		Colorado HFA (Series A), Weekly VRDNs (High Desert Properties, LLC), 0.620%, 2/5/2009	2,180,000
500,000		Colorado Springs, CO Utility System (Series 1998), Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 3.150%, 2/5/2009	500,000
1,500,000		Commerce City, CO Northern Infrastructure General Improvement District (Series 2006), Weekly VRDNs (U.S. Bank, N.A. LOC), 0.530%, 2/5/2009	1,500,000
15,000,000		Denver, CO City & County Department of Aviation (Subseries 2008C1), Weekly VRDNs (KBC Bank NV LOC), 0.700%, 2/4/2009	15,000,000
8,000,000		Denver, CO City & County Department of Aviation (Subseries 2008C2), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.700%, 2/4/2009	8,000,000
		TOTAL	34,365,000
		Connecticut--1.8%
4,600,000		Connecticut Development Authority (Series 1999), 1.10% CP (New England Power Co.), Mandatory Tender 4/7/2009	4,600,000
63,875,000		Connecticut State HEFA (Series C), Daily VRDNs (Masonicare)/(Bank of America N.A.), 0.590%, 2/2/2009	63,875,000
1,500,000		Connecticut State HEFA (Series F), Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 2/5/2009	1,500,000
10,000,000		Waterbury, CT, 4.00% BANs, 9/2/2009	10,126,103
		TOTAL	80,101,103
		Delaware--2.3%
20,000,000		Delaware EDA (Series B), Daily VRDNs (Motiva Enterprises LLC), 0.800%, 2/2/2009	20,000,000
73,000,000		Delaware EDA (Series D), Daily VRDNs (Motiva Enterprises LLC), 0.900%, 2/2/2009	73,000,000
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.840%, 2/5/2009	7,000,000
5,000,000		Sussex County, DE, IDA (Series 2000), Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.790%, 2/4/2009	5,000,000
		TOTAL	105,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		District of Columbia--1.3%
$7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York LOC), 0.700%, 2/5/2009	$7,500,000
20,000,000	[3,4]	District of Columbia HFA (PT-4575), Weekly VRDNs (Cavalier Apartments LP)/(FHLMC COL)/(FHLMC LIQ), 0.760%, 2/5/2009	20,000,000
3,795,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DBH505), Weekly VRDNs (Deutsche Bank AG LIQ), 0.510%, 2/5/2009	3,795,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.700%, 2/5/2009	26,665,000
		TOTAL	57,960,000
		Florida--5.7%
8,840,000		Capital Trust Agency, FL, Air Cargo Revenue Bonds (Series 2004A), Weekly VRDNs (Aero Miami FX, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	8,840,000
14,000,000		Citizens Property Insurance Corp. FL (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	14,089,850
1,190,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2007-49), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	1,190,000
1,285,000		Collier County, FL, HFA (Series 2005), Weekly VRDNs (George Washington Carver Apartments)/(PNC Bank, N.A. LOC), 0.690%, 2/4/2009	1,285,000
48,500,000		Florida HFA (Series 2007G-1), Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.900%, 2/4/2009	48,500,000
100,850,000		Greater Orlando, FL Aviation Authority, Airport Facilities Variable Rate Refunding Revenue Bonds (Series 2002E), Weekly VRDNs (FSA INS)/(SunTrust Bank LIQ), 2.750%, 2/4/2009	100,850,000
1,255,000		Hillsborough County, FL, HFA (Series 2005) Weekly VRDNs (Claymore Crossings Apartments)/(Citibank N.A. New York LOC), 0.600%, 2/4/2009	1,255,000
2,801,000		Lake County, FL, IDA (Series 2002), Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.600%, 2/5/2009	2,801,000
4,500,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A.), 0.700%, 2/5/2009	4,500,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2005-41), Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.630%, 2/5/2009	25,000,000
5,000,000	[3,4]	Miami-Dade County, FL, Aviation Eagles (Series 2007-0073), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 0.690%, 2/5/2009	5,000,000
7,700,000		Palm Beach County, FL Airport System (Series 2007), Weekly VRDNs (Galaxy Aviation)/(Citibank N.A. New York LOC), 0.850%, 2/4/2009	7,700,000
33,300,000		St. Lucie County, FL Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 0.720%, 2/2/2009	33,300,000
		TOTAL	254,310,850
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Georgia--5.9%
$92,930,000		Atlanta, GA Water & Wastewater (Series 2001 C), Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 2/2/2009	$92,930,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Bank of America N.A.), 0.600%, 2/5/2009	3,000,000
5,400,000		Bulloch County, GA, Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.820%, 2/5/2009	5,400,000
3,000,000		Carroll County, GA, Development Authority (Series 2007),Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 1.150%, 2/5/2009	3,000,000
4,130,000		Columbus, GA IDA Industrial & Port Development Commission (Series 1992), Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC), 1.530%, 2/5/2009	4,130,000
14,400,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 1.100%, 2/5/2009	14,400,000
25,500,000		DeKalb County, GA, Hospital Authority (Series 2003B), Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Bank of America N.A. LIQ), 0.900%, 2/5/2009	25,500,000
7,475,000		DeKalb County, GA, MFH Authority (Series 1995), Weekly VRDNs (Stone Mill Run Apartments)/(Regions Bank, Alabama LOC), 0.830%, 2/5/2009	7,475,000
4,000,000		DeKalb County, GA, MFH Authority (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A.), 0.600%, 2/5/2009	4,000,000
1,020,000		Emanuel County, GA, Development Authority (Series 2001), Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 0.840%, 2/4/2009	1,020,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Bank of America N.A.), 0.600%, 2/5/2009	16,000,000
18,000,000		Fulton County, GA, Housing Authority (Series 1999), Weekly VRDNs (Walton Falls Apartments)/(Bank of America N.A.), 0.630%, 2/5/2009	18,000,000
1,475,000		Fulton County, GA, Housing Authority (Series 2008A), Weekly VRDNs (Walton Lakes LLC)/(SunTrust Bank LOC), 0.790%, 2/4/2009	1,475,000
2,750,000		Gwinnett County, GA, Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.940%, 2/5/2009	2,750,000
16,830,000		Gwinnett County, GA, Housing Authority (Series 2002), Weekly VRDNs (Herrington Mill Apartments)/(SunTrust Bank LOC), 0.790%, 2/4/2009	16,830,000
13,430,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 1.050%, 2/5/2009	13,430,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Georgia--continued
$1,500,000		Kennesaw, GA, Development Authority (Series 2004),Weekly VRDNs (Walton Ridenour Apts)/(SunTrust Bank LOC), 0.740%, 2/4/2009	$1,500,000
4,500,000		Peach County, GA Development Authority (Series 2008), Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Bank of America N.A.), 0.530%, 2/5/2009	4,500,000
10,750,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 2.190%, 2/4/2009	10,750,000
19,000,000		Summerville, GA, Development Authority (Series 1997), Weekly VRDNs (Image Industries, Inc.)/(Bank of America N.A.), 1.510%, 2/5/2009	19,000,000
		TOTAL	265,090,000
		Idaho--0.3%
15,500,000		Idaho State, 3.00% TANs, 6/30/2009	15,579,564
		Illinois--3.0%
1,155,000		Arlington Heights, IL (Series 1997), Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 1.000%, 2/5/2009	1,155,000
5,600,000		Chicago, IL, MFH Revenue (Series 2007: Renaissance Place Apartments), Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 1.000%, 2/5/2009	5,600,000
5,800,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank N.A. New York LIQ), 1.460%, 2/5/2009	5,800,000
3,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990), Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.650%, 2/4/2009	3,000,000
1,105,000		Chicago, IL, (Series 1999 IDRB) Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 0.800%, 2/4/2009	1,105,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 1.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	10,500,000
1,440,000		Crystal Lake, IL, IDA (Series 2006), Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 1.110%, 2/5/2009	1,440,000
450,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	450,000
3,530,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.300%, 2/4/2009	3,530,000
1,200,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A.), 0.750%, 2/5/2009	1,200,000
4,490,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A.), 0.830%, 2/5/2009	4,490,000
3,140,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 1.000%, 2/5/2009	3,140,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Illinois--continued
$4,925,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A.), 0.700%, 2/5/2009	$4,925,000
3,730,000		Illinois Development Finance Authority MFH (Series 1999), Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A.), 0.830%, 2/5/2009	3,730,000
2,860,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A.), 1.770%, 2/4/2009	2,860,000
1,365,000		Illinois Finance Authority (Series 2004), Weekly VRDNs (Transparent Container Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.000%, 2/5/2009	1,365,000
3,435,000		Illinois Finance Authority (Series 2006), Weekly VRDNs (Reliable Materials LYONs LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.770%, 2/4/2009	3,435,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.660%, 2/5/2009	7,500,000
1,170,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A.), 0.700%, 2/5/2009	1,170,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Stromberg Allen & Co.)/(Bank of America N.A.), 0.650%, 2/5/2009	7,500,000
5,600,000		Illinois Finance Authority (Series 2008), Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 1.000%, 2/5/2009	5,600,000
1,000,000		Illinois Finance Authority (Series 2008B), Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.280%, 2/5/2009	1,000,000
14,500,000		Illinois Housing Development Authority (2007 Subseries H-2), 1.98% TOBs 8/1/2009	14,500,000
25,000,000		Illinois State Toll Highway Authority (2008 Series A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 2/5/2009	25,000,000
1,200,000		Lake County, IL, IDA (Series 1994), Weekly VRDNs (Northpoint Assoc LLC)/(Northern Trust Co., Chicago, IL LOC), 0.650%, 2/4/2009	1,200,000
1,110,000		Lake Villa, IL Weekly VRDNs (Allendale Assoc)/(Bank of America N.A.), 0.540%, 2/5/2009	1,110,000
3,980,000		Peoria, IL (Series 2000), Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 1.000%, 2/5/2009	3,980,000
1,055,000		Quad Cities, IL Regional EDA, Revenue Bonds Weekly VRDNs (IsoTech of Illinois, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.970%, 2/5/2009	1,055,000
1,800,000		Savanna, IL, IDA (Series A), Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2009	1,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Illinois--continued
$1,400,000		Southwestern Illinois Development Authority (Series 2002), Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	$1,400,000
1,484,000		West Chicago, IL, IDA (Series 1997), Weekly VRDNs (Bison Gear & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/5/2009	1,484,000
500,000		Woodridge, DuPage, Will and Cook Counties, IL (Series 2005), Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/5/2009	500,000
		TOTAL	132,524,000
		Indiana--4.0%
15,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2009	15,121,878
645,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust (Series 1), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/5/2009	645,000
4,100,000		Gary/Chicago, IN International Airport Authority (Series 2007), Weekly VRDNs (U.S. Bank, N.A. LOC), 1.010%, 2/5/2009	4,100,000
775,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	775,000
10,500,000		Indiana Bond Bank (Series 2008A), Weekly VRDNs (Tri-County Conservancy District)/(Huntington National Bank, Columbus, OH LOC), 2.450%, 2/5/2009	10,500,000
2,000,000		Indiana Development Finance Authority (Series 2001), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.570%, 2/2/2009	2,000,000
1,100,000		Indiana Development Finance Authority (Series 2001), Weekly VRDNs (Bhar, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	1,100,000
2,800,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002), Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 2/5/2009	2,800,000
10,000,000		Indiana Finance Authority - Solid Waste (Series 2007A), Weekly VRDNs (Allied Waste North America, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	10,000,000
6,095,000		Indiana State Finance Authority (Environmental Improvement Bonds)/(Series 2006A), Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 1.000%, 2/5/2009	6,095,000
85,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Series 2008C-1), Daily VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 1.050%, 2/2/2009	85,000,000
9,750,000		Indianapolis, IN Local Public Improvement Bond Bank (Sub-Series 2008C- 4), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 3.500%, 2/4/2009	9,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Indiana--continued
$5,000,000		Indianapolis, IN, MFH (Series 2004A), Weekly VRDNs (Nora Commons LP)/(Bank of America N.A.), 0.700%, 2/5/2009	$5,000,000
1,300,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Roth Companies Inc.)/(Comerica Bank LOC), 0.750%, 2/4/2009	1,300,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T&M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	6,500,000
6,000,000		Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.630%, 2/5/2009	6,000,000
1,800,000		St. Joseph County, IN, EDRB (Series 2002), Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 2/5/2009	1,800,000
1,600,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	1,600,000
		TOTAL	179,121,878
		Iowa--0.3%
5,300,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.980%, 2/5/2009	5,300,000
6,000,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.980%, 2/5/2009	6,000,000
2,640,000		Scott County, IA, IDA (Series 2005A), Weekly VRDNs (Ford Manufacturing Co.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	2,640,000
		TOTAL	13,940,000
		Kansas--1.0%
7,821,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	7,821,000
6,000,000		Dodge City, KS, IDA (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	6,000,000
9,285,000		Kansas State Development Finance Authority (Series 2004B), Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.660%, 2/5/2009	9,285,000
10,000,000		Lenexa, KS, MFH (Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A.), 0.660%, 2/5/2009	10,000,000
10,000,000		Olathe, KS, 2.50% BANs, 12/1/2009	10,000,000
		TOTAL	43,106,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Kentucky--0.9%
$8,500,000		Boyd County, KY (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	$8,500,000
1,480,000		Breckinridge County, KY (Series A), Daily VRDNs (KY Assoc of County Leasing Trust)/(U.S. Bank, N.A. LOC), 0.600%, 2/2/2009	1,480,000
2,245,000		Henderson, KY, IDRB (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.630%, 2/5/2009	2,245,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.050%, 2/5/2009	5,500,000
390,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.650%, 2/5/2009	390,000
3,000,000		Kentucky EDFA (Series 2001), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A.), 0.650%, 2/5/2009	3,000,000
6,075,000		Kentucky EDFA (Series 2003), Weekly VRDNs (Republic Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	6,075,000
5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.050%, 2/5/2009	5,740,000
1,450,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.050%, 2/5/2009	1,450,000
8,000,000		Shelbyville, KY (Series 2008A), Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 2/5/2009	8,000,000
		TOTAL	42,380,000
		Louisiana--3.8%
2,922,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	2,922,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A.), 0.860%, 2/5/2009	5,000,000
25,000,000		Lake Charles, LA Harbor & Terminal District (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland NV, Utrecht INV), Mandatory Tender 3/15/2009	25,000,000
4,680,000		Louisiana HFA (Series 2007), Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.550%, 2/5/2009	4,680,000
35,000,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 0.850%, 2/2/2009	35,000,000
34,300,000		Louisiana Public Facilities Authority (Series 2007A), Daily VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/2/2009	34,300,000
40,000,000		Louisiana Public Facilities Authority (Series 2008B), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	40,000,000
25,000,000		Louisiana Public Facilities Authority (Series 2008C), Daily VRDNs (Air Products & Chemicals, Inc.), 0.780%, 2/2/2009	25,000,000
		TOTAL	171,902,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Maine--0.8%
$3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/4/2009	$3,100,000
15,000,000		Maine State Housing Authority (Series 2004 C-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.980%, 2/5/2009	15,000,000
19,000,000		Maine State Housing Authority (Series 2008 I), 2.00% TOBs, Mandatory Tender 12/16/2009	19,000,000
		TOTAL	37,100,000
		Maryland--0.2%
5,850,000		Maryland IDFA (Series 1999), 1.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	5,850,000
3,500,000		Maryland State IDFA (Series 2008), Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.720%, 2/6/2009	3,500,000
		TOTAL	9,350,000
		Massachusetts--1.5%
25,000,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.650%, 2/4/2009	25,000,000
10,000,000		Massachusetts Development Finance Agency (Series 2004), 1.10% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 4/6/2009	10,000,000
7,500,000		Massachusetts IFA (Series 1992B), 0.80% CP (New England Power Co.), Mandatory Tender 3/2/2009	7,500,000
4,550,000		Massachusetts IFA (Series 1996), Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 0.680%, 2/5/2009	4,550,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 0.800%, 2/5/2009	4,500,000
1,500,000		Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Daily VRDNs (Waste Management of MA, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/2/2009	1,500,000
10,000,000		Montachusett, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/12/2009	10,015,413
4,000,000		Southeastern Massachusetts Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 9/4/2009	4,006,899
		TOTAL	67,072,312
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Michigan--0.9%
$1,500,000		Grand Rapids, MI, IDR (Series 2007), Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A.), 0.700%, 2/5/2009	$1,500,000
1,500,000		Michigan Municipal Bond Authority (Series A1), 3.00% Bonds, 8/20/2009	1,511,080
5,000,000		Michigan State Building Authority (Series 5), 0.85% CP (Bank of New York and State Street Bank and Trust Co. LOCs), Mandatory Tender 2/12/2009	5,000,000
3,280,000		Michigan State Strategic Fund (Series 2007), Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A.), 0.700%, 2/5/2009	3,280,000
7,250,000		Michigan State, 3.00% RANs, 9/30/2009	7,294,688
23,000,000		Michigan Strategic Fund (Series 2007), Daily VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/2/2009	23,000,000
		TOTAL	41,585,768
		Minnesota--1.6%
1,180,000		Blue Earth, MN (Series 2006), Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.730%, 2/5/2009	1,180,000
2,200,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	2,200,000
6,440,000	[3,4]	Dakota County & Washington County, MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Bank of America N.A. LIQ), 0.700%, 2/4/2009	6,440,000
1,010,000		Little Canada, MN Weekly VRDNs (Wellington III)/(U.S. Bank, N.A. LOC), 0.950%, 2/5/2009	1,010,000
450,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	450,000
5,375,000		Minnesota State HFA (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.640%, 2/5/2009	5,375,000
7,000,000	[3,4]	Minnesota State HFA (Series E-8), Weekly VRDNs (Wells Fargo Bank, N.A. INV)/(Royal Bank of Canada, Montreal LIQ), 0.630%, 2/5/2009	7,000,000
3,020,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A.), 0.680%, 2/6/2009	3,020,000
13,000,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A.), 0.630%, 2/6/2009	13,000,000
2,520,000		Roseville, MN Health Care Facilities, Revenue Bonds Daily VRDNs (Presbyterian Homes Care)/(U.S. Bank, N.A. LOC), 0.550%, 2/2/2009	2,520,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Minnesota--continued
$11,000,000		St. Anthony, MN (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A.), 0.630%, 2/6/2009	$11,000,000
975,000		St. Paul, MN Housing & Redevelopment Authority (Series 1997), Weekly VRDNs (Kendrick Apartments)/(U.S. Bank, N.A. LOC), 0.850%, 2/4/2009	975,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A.), 0.630%, 2/6/2009	4,820,000
720,000		St. Paul, MN Port Authority (Series 2002-11), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	720,000
3,925,000		Stillwater, MN (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.680%, 2/6/2009	3,925,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A.), 0.680%, 2/6/2009	4,000,000
		TOTAL	69,885,000
		Mississippi--2.2%
14,005,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	14,005,000
10,000,000		Mississippi Business Finance Corp. Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/5/2009	10,000,000
1,650,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 1.050%, 2/5/2009	1,650,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	2,420,000
3,010,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	3,010,000
2,725,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	2,725,000
7,000,000		Mississippi Business Finance Corp., (Series 2007), Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Mississippi--continued
$12,870,000		Mississippi Business Finance Corp., (Series 2008), Weekly VRDNs (Renaissance at Colony Park, LLC)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	$12,870,000
9,800,000		Mississippi Home Corp., (Series 1999C), Weekly VRDNs (Summer Park Apartments)/(Bank of America N.A.), 0.600%, 2/5/2009	9,800,000
7,300,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.550%, 2/5/2009	7,300,000
8,600,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Bank of America N.A.), 0.600%, 2/5/2009	8,600,000
9,790,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Bank of America N.A.), 0.600%, 2/5/2009	9,790,000
7,850,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 0.700%, 2/4/2009	7,850,000
		TOTAL	97,020,000
		Missouri--2.0%
10,000,000		Buchanan County, MO Solid Waste Disposal Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.930%, 2/5/2009	10,000,000
4,000,000		Missouri Development Finance Board (Series 2007), Weekly VRDNs (Kopytek Printing)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.510%, 2/5/2009	4,000,000
2,440,000		Missouri Development Finance Board, Infrastructure Facilities Daily VRDNs (St. Louis Convention Center)/(U.S. Bank, N.A. LOC), 0.730%, 2/2/2009	2,440,000
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000), Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/5/2009	2,000,000
935,000		Missouri State HEFA (Series 1999A), Weekly VRDNs (Drury College)/(Bank of America N.A.), 0.730%, 2/2/2009	935,000
3,000,000		Missouri State HEFA (Series 2006), Daily VRDNs (Bethesda Healthcare, Inc.)/(U.S. Bank, N.A. LOC), 0.550%, 2/2/2009	3,000,000
1,445,000		Missouri State HEFA (Series 2003), Daily VRDNs (Drury University)/(Bank of America N.A.), 0.730%, 2/2/2009	1,445,000
32,573,500		Missouri State Housing Development Commission, 0.39% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 8/1/2009	32,573,500
4,310,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 0.780%, 2/5/2009	4,310,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Missouri--continued
$26,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.930%, 2/5/2009	$26,000,000
710,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.910%, 2/5/2009	710,000
3,480,000		St. Louis, MO, IDA (Series 2005A), Weekly VRDNs (C.R. Metal Products)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.510%, 2/5/2009	3,480,000
		TOTAL	90,893,500
		Montana--1.0%
35,200,000		Montana State Board of Investments (Series 1989), 2.30% TOBs (Colstrip Energy LP)/(Union Bank of California, N.A. LOC), Optional Tender 5/29/2009	35,200,000
6,155,000	[3,4]	Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.640%, 2/5/2009	6,155,000
1,625,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 0.730%, 2/5/2009	1,625,000
		TOTAL	42,980,000
		Multi-State--9.3%
34,651,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-14), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	34,651,000
84,826,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-15), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	84,826,000
21,661,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	21,661,000
25,935,306	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-51), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	25,935,306
48,403,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.680%, 2/5/2009	48,403,000
14,406,000		FHLMC (Series M017-A), Weekly VRDNs (MFH Revenue Bonds Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.630%, 2/5/2009	14,406,000
27,854,000	[3,4]	FHLMC (Series M020-A), Weekly VRDNs (MFH Revenue Bonds Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.680%, 2/5/2009	27,854,000
76,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.780%, 2/5/2009	76,300,000
85,300,000	[3,4]	Nuveen INS Premium Income Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.780%, 2/5/2009	85,300,000
		TOTAL	419,336,306
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Nebraska--0.5%
$2,400,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	$2,400,000
600,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	600,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority (Series 2006A), Weekly VRDNs (Amberwood, LLC)/(Bank of America N.A. LIQ)/(Bank of America N.A.), 0.960%, 2/5/2009	10,720,000
5,700,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 1.200%, 2/4/2009	5,700,000
		TOTAL	21,420,000
		Nevada--3.6%
66,000,000		Clark County, NV Airport System (Series 2008F), 3.00% BANs, 7/1/2009	66,280,411
50,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-2), Weekly VRDNs (FSA INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 1.400%, 2/4/2009	50,000,000
7,140,000		Clark County, NV (Series 1997A), 1.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	7,140,000
7,535,000		Clark County, NV (Series 1998), 1.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	7,535,000
6,000,000		Clark County, NV (Series 2008A: Airport Bonds), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.700%, 2/4/2009	6,000,000
10,000,000		Director of the State of Nevada Department of Business and Industry (Series 2007), Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.650%, 2/5/2009	10,000,000
16,500,000		Nevada Housing Division (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank N.A. New York LOC), 0.650%, 2/5/2009	16,500,000
		TOTAL	163,455,411
		New Hampshire--0.7%
935,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 1.650%, 2/4/2009	935,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.10% CP (New England Power Co.), Mandatory Tender 4/7/2009	30,000,000
		TOTAL	30,935,000
		New Jersey--0.6%
6,200,000		Cliffside Park, NJ, 3.25% BANs, 11/18/2009	6,236,009
7,245,000		New Jersey EDA (Series 2001), Weekly VRDNs (Stamato Realty LLC)/(Comerica Bank LOC), 1.100%, 2/5/2009	7,245,000
15,000,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	15,049,098
		TOTAL	28,530,107
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		New Mexico--0.7%
$1,040,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	$1,040,000
3,930,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	3,930,000
3,200,000		Bernalillo County, NM, MFH (Series 2008), Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.680%, 2/5/2009	3,200,000
10,000,000		Farmington, NM, PCRBs (1994 Series C), Daily VRDNs (Arizona Public Service Co.)/(UBS AG LOC), 0.550%, 2/2/2009	10,000,000
2,150,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A.), 0.760%, 2/4/2009	2,150,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3), Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.600%, 2/4/2009	10,000,000
2,025,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 2.15% TOBs (GNMA COL)/(Bank of America N.A. LIQ), Optional Tender 2/18/2009	2,025,000
		TOTAL	32,345,000
		New York--4.6%
7,500,000		Binghamton, NY City School District, 2.75% BANs, 9/18/2009	7,520,657
5,590,000		Hempstead (town), NY, IDA MFH (Series 2006), Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/5/2009	5,590,000
10,000,000		New Rochelle, NY, IDA (Series 2006: West End Phase I Facility), Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank N.A. New York LOC), 0.780%, 2/5/2009	10,000,000
19,990,000		New York City, NY (Fiscal 2002 Series A-7), Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.700%, 2/2/2009	19,990,000
6,400,000		New York City, NY (Fiscal 2008 Subseries L-6), Daily VRDNs (Bank of America N.A. LIQ), 0.570%, 2/2/2009	6,400,000
29,000,000		New York State HFA (Series 2000A), Weekly VRDNs (1501 Associates LP)/(FNMA LOC), 0.600%, 2/4/2009	29,000,000
45,400,000		New York State HFA (Series 2004A: Archstone Westbury Housing), Weekly VRDNs (ASN Roosevelt Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/4/2009	45,400,000
6,000,000		New York State HFA (Series 2006A: Avalon Bowery Place II), Weekly VRDNs (CVP III LLC)/(Bank of America N.A.), 0.600%, 2/4/2009	6,000,000
19,500,000	[3,4]	Nuveen INS New York Dividend Advantage Municipal Fund (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.730%, 2/5/2009	19,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		New York--continued
$40,000,000		Syracuse, NY (Series 2008), 2.75% RANs, 6/30/2009	$40,112,713
4,420,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000), Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/4/2009	4,420,000
5,400,000		Yonkers, NY, 5.00% BANs, 8/14/2009	5,420,912
6,000,000		Yonkers, NY, 5.00% RANs, 6/30/2009	6,017,963
		TOTAL	205,372,245
		North Carolina--4.1%
43,700,000		Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Bank of America N.A. LIQ), 0.500%, 2/5/2009	43,700,000
7,000,000		Charlotte, NC, (Series 2005), 1.90% CP (KBC Bank NV LIQ), Mandatory Tender 2/12/2009	7,000,000
9,400,000		Davie County, NC Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Amarr Co.)/(Bank of America N.A.), 0.650%, 2/5/2009	9,400,000
13,000,000		Hertford County, NC Industrial Facilities & PCFA (Series 2000B), Weekly VRDNs (Nucor Corp.), 0.650%, 2/4/2009	13,000,000
700,000		Montgomery County, NC Industrial Facilities and PCFA (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.570%, 2/2/2009	700,000
400,000		New Hanover County, NC (Series 2008B), Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.400%, 2/4/2009	400,000
12,700,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.570%, 2/2/2009	12,700,000
61,500,000		North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2006B), Weekly VRDNs (Duke Energy Corp.)/(Bank of America N.A.), 0.600%, 2/5/2009	61,500,000
9,755,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), 2.35% TOBs (Bank of America N.A. LIQ), Optional Tender 2/25/2009	9,755,000
5,200,000		North Carolina Medical Care Commission (Series 2008B-2), Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.420%, 2/4/2009	5,200,000
16,700,000		Raleigh & Durham, NC, Airport Authority (Series 2008C), Weekly VRDNs (SunTrust Bank LOC), 0.790%, 2/5/2009	16,700,000
1,425,000		Raleigh, NC (Series 2005B-2), Weekly VRDNs (RBC Bank (USA) LOC), 0.450%, 2/4/2009	1,425,000
1,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	1,012,413
		TOTAL	182,492,413
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		North Dakota--0.3%
$520,000		Hebron, ND, IDA (Series 1998), Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.750%, 2/5/2009	$520,000
11,745,000		Richland County, ND Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 0.930%, 2/5/2009	11,745,000
		TOTAL	12,265,000
		Ohio--1.4%
8,000,000		Athens County, OH, Port Authority (Series 2000), Weekly VRDNs (Housing for Ohio, Inc.)/(Bank of America N.A.), 0.520%, 2/5/2009	8,000,000
13,860,000		Cleveland, OH, Airport System (Series A), Weekly VRDNs (Bank of America N.A.), 0.550%, 2/5/2009	13,860,000
165,000		Coshocton, OH, Revenue Bonds Weekly VRDNs (Echoing Hills Village, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.600%, 2/5/2009	165,000
16,390,000		Hancock County, OH (Series 2004), Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 2.750%, 2/5/2009	16,390,000
1,265,000		Montgomery County, OH (Series 2000), Weekly VRDNs (Community Blood Center Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 2/5/2009	1,265,000
21,870,000	[3,4]	Ohio HFA, MERLOTS (Series 2008-C45), 2.15% TOBs (GNMA COL)/(Bank of America N.A. LIQ), Optional Tender 5/27/2009	21,870,000
		TOTAL	61,550,000
		Oklahoma--0.7%
5,200,000		Blaine County, OK, IDA (Series 2000), Weekly VRDNs (Seaboard Farms)/(SunTrust Bank LOC), 0.790%, 2/4/2009	5,200,000
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	6,000,000
14,338,149	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	14,338,149
2,500,000		Oklahoma Development Finance Authority (Series 2002B), Weekly VRDNs (ConocoPhillips), 0.450%, 2/4/2009	2,500,000
1,895,000		Oklahoma State Industrial Authority (Series 2001), Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 1.000%, 2/5/2009	1,895,000
		TOTAL	29,933,149
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Oregon--2.0%
$500,000		Oregon State (Series 175), Weekly VRDNs (LD McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.850%, 2/5/2009	$500,000
30,000,000		Oregon State (Series 2008A), 3.00% TANs, 6/30/2009	30,156,450
1,900,000		Oregon State, Veterans' Welfare Bonds (Series 89B) Daily VRDNs (Dexia Credit Local LIQ), 0.650%, 2/2/2009	1,900,000
2,000,000		Port Portland, OR Special Obligation (Series 2006), Weekly VRDNs (Portland Bulk Terminal)/(Canadian Imperial Bank of Commerce LOC), 0.700%, 2/5/2009	2,000,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	10,000,000
35,000,000		Port of Portland, OR, Airport (Subseries 18B), Weekly VRDNs (Portland International Airport)/(Lloyds TSB Bank PLC, London LOC), 0.500%, 2/4/2009	35,000,000
		TOTAL	89,556,450
		Pennsylvania--1.5%
1,140,000		Allegheny County, PA, IDA Revenue Bonds (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.500%, 2/5/2009	1,140,000
28,045,000		Lehigh County, PA, General Purpose Authority (Series B of 2007), Weekly VRDNs (Good Shepherd Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.500%, 2/4/2009	28,045,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 0.735%, 2/4/2009	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 0.700%, 2/4/2009	2,500,000
5,000,000		Pennsylvania State Higher Education Facilities Authority (Series 2007 P1), 2.15% TOBs (Gwynedd-Mercy College)/(Commerce Bank, N.A., Cherry Hill, NJ LOC), Mandatory Tender 5/1/2009	5,000,000
15,000,000		Philadelphia, PA Airport System (Series 2005C), Weekly VRDNs (TD Banknorth, N.A. LOC), 0.500%, 2/4/2009	15,000,000
1,850,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 0.500%, 2/2/2009	1,850,000
1,150,000		Union County, PA, Hospital Authority (Series 2001), Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A.), 0.500%, 2/5/2009	1,150,000
1,335,000		Westmoreland County, PA, IDA (Series 2005A), Weekly VRDNs (Greensburg Thermal LLC)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	1,335,000
		TOTAL	66,020,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Rhode Island--0.4%
$3,220,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 1.280%, 2/5/2009	$3,220,000
7,000,000		Rhode Island State Student Loan Authority (Series 2008B-3), Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.650%, 2/4/2009	7,000,000
8,150,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A.), 0.500%, 2/2/2009	8,150,000
		TOTAL	18,370,000
		South Carolina--2.7%
24,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 1.200%, 2/4/2009	24,000,000
10,000,000		Berkeley County, SC IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 0.550%, 2/4/2009	10,000,000
5,600,000		Berkeley County, SC IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 1.200%, 2/4/2009	5,600,000
25,000,000		Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 0.550%, 2/4/2009	25,000,000
3,700,000		South Carolina Jobs--EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 0.740%, 2/4/2009	3,700,000
2,100,000		South Carolina Jobs--EDA (Series 1997A), Weekly VRDNs (Mohawk Industries, Inc.)/(Bank of America N.A.), 1.530%, 2/5/2009	2,100,000
3,000,000		South Carolina Jobs--EDA (Series 1997B), Weekly VRDNs (Mohawk Industries, Inc.)/(Bank of America N.A.), 1.530%, 2/5/2009	3,000,000
6,225,000		South Carolina Jobs--EDA (Series 1997C), Weekly VRDNs (Mohawk Industries, Inc.)/(Bank of America N.A.), 1.530%, 2/5/2009	6,225,000
12,000,000		South Carolina Jobs--EDA (Series 2006), Weekly VRDNs (Carolina Community Care, Inc.)/(National Bank of South Carolina LOC), 1.430%, 2/5/2009	12,000,000
15,000,000		South Carolina Jobs-EDA (Series 2008), Weekly VRDNs (Waste Management of South Carolina, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/5/2009	15,000,000
12,745,000		South Carolina State Housing Finance & Development Authority (Series 2006), Weekly VRDNs (Rocky Creek Apartments)/(Bank of America N.A.), 0.630%, 2/5/2009	12,745,000
		TOTAL	119,370,000
		South Dakota--0.3%
9,850,000		Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 0.980%, 2/5/2009	9,850,000
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.700%, 2/5/2009	4,000,000
		TOTAL	13,850,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Tennessee--1.6%
$2,000,000		Clarksville, TN Public Building Authority Daily VRDNs (Tennessee Municipal Bond Fund)/(Bank of America N.A.), 0.400%, 2/2/2009	$2,000,000
1,710,000		Clarksville, TN Public Building Authority, Revenue Bonds Daily VRDNs (Tennessee Municipal Bond Fund)/(Bank of America N.A.), 0.400%, 2/2/2009	1,710,000
5,000,000		Covington, TN, IDB (Series 1992), Weekly VRDNs (Charms Co.), 0.650%, 2/4/2009	5,000,000
1,000,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 1.280%, 2/5/2009	1,000,000
1,005,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	1,005,000
8,000,000		Jackson, TN, IDB (Series 2001), Weekly VRDNs (General Cable Corp.)/(PNC Bank, N.A. LOC), 0.720%, 2/5/2009	8,000,000
20,770,000		Johnson City, TN Health & Education Facilities Board (Series 2008A), Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 0.750%, 2/4/2009	20,770,000
10,000,000		Lewisburg, TN, IDB (Series 2003), Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.670%, 2/5/2009	10,000,000
990,000		Loudon, TN, IDB (Series 2002), Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	990,000
12,300,000		Metropolitan Nashville Tennessee Airport Authority (Series 2008B), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.800%, 2/5/2009	12,300,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.890%, 2/4/2009	845,000
7,445,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 1.050%, 2/5/2009	7,445,000
		TOTAL	71,065,000
		Texas--9.2%
9,950,000		Brazos Harbor, TX IDC Revenue Bonds (Series B), Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.650%, 2/4/2009	9,950,000
1,010,000		Brazos River Authority, TX (Series 2001 D-2), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank N.A. New York LOC), 0.950%, 2/2/2009	1,010,000
24,630,000		Brazos River Authority, TX (Series 2002A), Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank N.A. New York LOC), 0.950%, 2/2/2009	24,630,000
12,500,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 2/2/2009	12,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Texas--continued
$25,000,000		Calhoun County, TX Navigation District Environmental Facilities (Series 2001), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 0.630%, 2/5/2009	$25,000,000
13,775,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2004) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A.), 0.630%, 2/5/2009	13,775,000
10,000,000		Calhoun, TX Port Authority (Series 2008), Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A.), 0.700%, 2/5/2009	10,000,000
4,720,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Bank of America N.A.), 0.900%, 2/4/2009	4,720,000
4,000,000		Colorado River, TX Municipal Water Distribution (Series 2001), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A.), 0.730%, 2/5/2009	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	2,950,000
10,405,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080), 2.00% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/4/2009	10,405,000
70,000		Gulf Coast, TX Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.550%, 2/2/2009	70,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	7,800,000
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	12,500,000
7,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Bank of America N.A.), 0.600%, 2/5/2009	7,000,000
11,400,000		Harrison County, TX Health Facilities Development Corp., (Series 2006), Weekly VRDNs (Marshall Regional Medical Center)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	11,400,000
50,000,000		Houston, TX Airport System (Series 2005A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 1.650%, 2/4/2009	50,000,000
4,200,000		Mission, TX Economic Development Corp., (Series 2008A), Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A.), 0.700%, 2/5/2009	4,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Texas--continued
$5,000,000		Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	$5,000,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/4/2009	15,000,000
13,200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Series 2008B), Daily VRDNs (Motiva Enterprises LLC), 0.800%, 2/2/2009	13,200,000
1,755,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	1,755,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.660%, 2/5/2009	13,000,000
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), Weekly VRDNs (Christus Health System)/(Bank of America N.A.), 0.450%, 2/4/2009	1,500,000
9,970,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594), Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL)/(FHLMC LIQ), 0.760%, 2/5/2009	9,970,000
125,000,000		Texas State (Series 2008), 3.00% TRANs, 8/28/2009	125,967,342
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (SGA 146), Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 1.000%, 2/4/2009	10,000,000
1,800,000		Waco, TX IDC, (Series 1999), Weekly VRDNs (Patriot Homes of Texas, LP)/(Wells Fargo Bank, N.A. LOC), 0.660%, 2/4/2009	1,800,000
		TOTAL	411,202,342
		Utah--0.1%
1,490,000		Salt Lake County, UT Training Facilities (Series 2000), Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.570%, 2/5/2009	1,490,000
1,100,000		Utah State Housing Corp., (Series 2007), Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.680%, 2/5/2009	1,100,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 0.750%, 2/5/2009	4,000,000
300,000		West Valley City, UT (Series 1987), Daily VRDNs (Johnson Matthey, Inc.)/(HSBC Bank USA LOC), 0.700%, 2/2/2009	300,000
		TOTAL	6,890,000
		Vermont--1.3%
7,815,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A), Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 0.670%, 2/2/2009	7,815,000
40,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), 2.15% TOBs (FSA INS)/(Bank of America N.A. LIQ), Optional Tender 2/18/2009	40,000
51,050,000		Vermont State Student Assistance Corp., (Series 2008A-1), Weekly VRDNs (Key Bank, N.A. LOC), 1.050%, 2/5/2009	51,050,000
		TOTAL	58,905,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Virginia--2.1%
$1,000,000		Brunswick County, VA, IDA (Series 1996), Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A.), 2.500%, 2/5/2009	$1,000,000
35,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.75% CP (Virginia Electric & Power Co.), Mandatory Tender 2/12/2009	35,300,000
13,500,000		Metropolitan Washington, DC Airports Authority (Series 2005A), 0.65% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 9/24/2009	13,500,000
5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2040), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.460%, 2/5/2009	5,000,000
5,205,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.440%, 2/5/2009	5,205,000
16,500,000		Roanoke, VA, IDA (Series 2005A-1), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Bank of America N.A. LIQ), 0.620%, 2/2/2009	16,500,000
2,000,000		Roanoke, VA, IDA (Series 2005B-2), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.680%, 2/2/2009	2,000,000
16,575,000		Smyth County, VA, IDA (Series 2007C) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 0.750%, 2/4/2009	16,575,000
1,145,000		Suffolk, VA Redevelopment & Housing Authority (Series 1998), Weekly VRDNs (North Beach Apartments, Inc.)/(Bank of America N.A.), 0.570%, 2/5/2009	1,145,000
		TOTAL	96,225,000
		Washington--2.3%
12,450,000	[3,4]	Grant County, WA Public Utilities District No. 2: Wanapum Hydroelectric Development, Solar Eclipse (Series 2007-0096), Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.700%, 2/2/2009	12,450,000
2,500,000		Kitsap County, WA, IDC (Series 2006), Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	2,500,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A.), 1.000%, 2/5/2009	9,000,000
2,210,000		Pierce County, WA Economic Development Corp., (Series 2006: Quality Stamping Project), Weekly VRDNs (Sumner Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	2,210,000
3,440,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.700%, 2/5/2009	3,440,000
7,485,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.130%, 2/5/2009	7,485,000
100,000		Seattle, WA Housing Authority (Series 2003: Rainier Vista Project, Phase I), Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 0.600%, 2/5/2009	100,000
1,500,000		Seattle, WA Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Washington--continued
$3,355,000		Washington State EDFA (Series 2000C), Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.700%, 2/5/2009	$3,355,000
5,310,000		Washington State EDFA (Series 2000I), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A.), 0.480%, 2/4/2009	5,310,000
7,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A.), 0.930%, 2/5/2009	7,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A.), 0.930%, 2/5/2009	1,000,000
1,715,000		Washington State EDFA (Series 2002B), Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.670%, 2/5/2009	1,715,000
4,535,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.850%, 2/4/2009	4,535,000
4,720,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A.), 0.830%, 2/4/2009	4,720,000
5,730,000		Washington State EDFA (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 0.850%, 2/4/2009	5,730,000
10,000,000		Washington State EDFA (Series 2007A), Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 1.280%, 2/5/2009	10,000,000
4,500,000		Washington State EDFA (Series 2007J), Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.880%, 2/5/2009	4,500,000
3,210,000		Washington State EDFA (Series C), Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.600%, 2/5/2009	3,210,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.750%, 2/5/2009	5,350,000
3,560,000		Washington State Housing Finance Commission (Series 2007), Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.680%, 2/5/2009	3,560,000
4,900,000		Washington State Housing Finance Commission (Series A), Weekly VRDNs (Eastside Catholic School)/(Key Bank, N.A. LOC), 1.030%, 2/5/2009	4,900,000
		TOTAL	103,945,000
		West Virginia--0.3%
9,000,000		Grant County, WV County Commission, PCRBs (Series 1994), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 4/7/2009	9,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.820%, 2/5/2009	3,760,000
		TOTAL	12,760,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Wisconsin--2.1%
$5,035,000		Ashwaubenon, WI, IDA (Series 2008), Weekly VRDNs (Valley Packaging Supply Co.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.680%, 2/5/2009	$5,035,000
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A.), 0.780%, 2/5/2009	9,500,000
340,000		Chippewa Valley, WI Technical College District, UT GO Bonds (Series 2008A), 3.00% Bonds, 4/1/2009	340,404
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A.), 0.780%, 2/5/2009	4,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.800%, 2/4/2009	800,000
1,090,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/ (Marshall & Ilsley Bank, Milwaukee LOC), 1.680%, 2/5/2009	1,090,000
1,325,000		Kiel, WI, IDA (Series 2007), Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 1.110%, 2/5/2009	1,325,000
5,500,000		Lancaster, WI, IDRB (Series 2007), Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 1.000%, 2/5/2009	5,500,000
1,580,000		Manitowoc, WI, (Series 2006) Weekly VRDNs (Cher-Make Sausage Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.110%, 2/5/2009	1,580,000
1,280,000		Middleton-Cross Plains, WI Area School District, UT GO Bonds, 3.00% Bonds, 4/1/2009	1,282,033
2,300,000		Milwaukee, WI (Series 1997), 1.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	2,300,000
810,000		Onalaska, WI, UT GO Refunding Bonds, 3.00% Bonds, 10/1/2009	815,553
15,000,000		University of Wisconsin Hospital and Clinics Authority (Series 2002A), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.250%, 2/4/2009	15,000,000
8,000,000		Verona, WI IDA Weekly VRDNs (Coating Place, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.680%, 2/5/2009	8,000,000
1,700,000		West Bend, WI, IDA (Series 2006), Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 1.110%, 2/5/2009	1,700,000
1,800,000		Whitehall, WI, IDRB (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	1,800,000
15,000,000	[3,4]	Wisconsin HEFA, P-Floats (MT-630), Weekly VRDNs (Aurora Health Care, Inc.)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.490%, 2/5/2009	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS-continued [1,2]
		Wisconsin--continued
$13,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.650%, 2/4/2009	$13,000,000
4,900,000		Wisconsin State HEFA (Series 2008), Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.170%, 2/5/2009	4,900,000
		TOTAL	92,967,990
		Wyoming--1.1%
19,200,000		Sweetwater County, WY Environmental Improvement (Series 1995), Daily VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.850%, 2/2/2009	19,200,000
29,000,000		Wyoming Student Loan Corp., Student Loan Refunding Revenue Bonds (Series 2008A-1), Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.600%, 2/5/2009	29,000,000
		TOTAL	48,200,000
		TOTAL MUNICIPAL INVESTMENTS--100.2% (AT AMORTIZED COST) [5]	4,488,129,549
		OTHER ASSETS AND LIABILITIES - NET--(0.2)% [6]	(7,242,776)
		TOTAL NET ASSETS--100%	$4,480,886,773
Securities that are subject to the federal alternative minimum tax (AMT) represent 76.1% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2009, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
95.8%	4.2%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $737,686,455, which represented 16.5% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2009, these liquid restricted securities amounted to $737,686,455, which represented 16.5% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	4,488,129,549
Level 3--Significant Unobservable Inputs	--
TOTAL	$4,488,129,549

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IDFA	--Industrial Development Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
LYONs	--Liquid Yield Option Notes
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Tax-Exempt Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$4,488,129,549
Cash		64,137
Income receivable		10,327,357
Receivable for investments sold		9,008,889
Receivable for shares sold		1,331,939
Prepaid expenses		218,130
TOTAL ASSETS		4,509,080,001
Liabilities:
Payable for investments purchased	$25,014,719
Payable for shares redeemed	2,016,506
Payable for Directors'/Trustees' fees	10,220
Payable for shareholder services fee (Note 4)	322,143
Income distribution payable	829,640
TOTAL LIABILITIES		28,193,228
Net assets for 4,481,117,699 shares outstanding		$4,480,886,773
Net Assets Consist of:
Paid-in capital		$4,481,108,924
Accumulated net realized loss on investments		(217,902)
Distributions in excess of net investment income		(4,249)
TOTAL NET ASSETS		$4,480,886,773
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$2,039,179,573 ÷ 2,038,272,803 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$1,167,692,935 ÷ 1,168,253,145 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$1,274,014,265 ÷ 1,274,591,751 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$51,106,666
Expenses:
Investment adviser fee (Note 4)		$4,540,214
Administrative personnel and services fee (Note 4)		1,772,126
Custodian fees		89,603
Transfer and dividend disbursing agent fees and expenses		216,916
Directors'/Trustees' fees		23,340
Auditing fees		10,144
Legal fees		18,969
Portfolio accounting fees		94,651
Shareholder services fee--Institutional Service Shares (Note 4)		1,132,192
Shareholder services fee--Institutional Capital Shares (Note 4)		579,860
Account administration fee--Institutional Service Shares		172,192
Account administration fee--Institutional Capital Shares		5,159
Share registration costs		87,281
Printing and postage		33,841
Insurance premiums		12,614
Temporary guarantee program insurance		592,827
Miscellaneous		12,576
TOTAL EXPENSES		9,394,505
Waivers, Reimbursement and Expense Reduction:
Waiver of investment adviser fee (Note 4)	$(2,668,340)
Waiver of administrative personnel and services fee (Note 4)	(44,574)
Reimbursement of shareholder services fee--Institutional Capital Shares (Note 4)	(1,038)
Reduction of custodian fees (Note 5)	(40,721)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(2,754,673)
Net expenses			6,639,832
Net investment income			44,466,834
Net realized loss on investments			(200,388)
Change in net assets resulting from operations			$44,266,446

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$44,466,834	$165,837,404
Net realized gain (loss) on investments	(200,388)	621,229
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	44,266,446	166,458,633
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(23,696,429)	(110,310,642)
Institutional Service Shares	(9,607,358)	(20,467,274)
Institutional Capital Shares	(11,172,529)	(35,053,761)
Distributions from net realized gain on investments
Institutional Shares	(220,251)	(223,614)
Institutional Service Shares	(126,589)	(35,837)
Institutional Capital Shares	(134,422)	(69,385)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(44,957,578)	(166,160,513)
Share Transactions:
Proceeds from sale of shares	10,458,163,598	40,257,851,078
Proceeds from shares issued in connection with tax-free transfer of assets from Fifth Third Municipal Money Market Fund	562,995,263	--
Net asset value of shares issued to shareholders in payment of distributions declared	34,468,080	138,040,274
Cost of shares redeemed	(11,887,900,236)	(41,018,763,550)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(832,273,295)	(622,872,198)
Change in net assets	(832,964,427)	(622,574,078)
Net Assets:
Beginning of period	5,313,851,200	5,936,425,278
End of period (including undistributed (distributions in excess of) net investment income of $(4,249) and $5,233, respectively)	$4,480,886,773	$5,313,851,200

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 diversified portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares and Institutional Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

On November 21, 2008, Municipal Obligations Fund received assets from Fifth Third Municipal Money Market Fund as the result of a tax-free transfer of assets, as follows:

Shares of Municipal Obligations Fund Issued	Fifth Third Municipal Money Market Fund Net Assets Received	Net Assets of Municipal Obligations Fund Immediately Prior to Combination	Net Assets of Municipal Obligations Fund Immediately After Combination
562,995,263	$562,995,263	$3,722,307,869	$4,285,303,132

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration fees and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in the prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,488,161,584	$7,488,165,432	33,205,585,711	$33,205,585,711
Shares issued in connection with tax-free transfer of assets from Fifth Third Municipal Money Market Fund	360,018,125	360,018,125	--	--
Shares issued to shareholders in payment of distributions declared	17,135,042	17,135,042	88,698,136	88,698,136
Shares redeemed	(9,018,917,328)	(9,018,917,328)	(34,169,177,848)	(34,169,177,848)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,153,602,577)	$(1,153,598,729)	(874,894,001)	$(874,894,001)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,568,050,746	$1,568,038,262	2,753,478,053	$2,753,478,053
Shares issued in connection with tax-free transfer of assets from Fifth Third Municipal Money Market Fund	165,544,173	165,544,173	--	--
Shares issued to shareholders in payment of distributions declared	7,935,412	7,935,412	17,126,580	17,126,580
Shares redeemed	(1,537,650,079)	(1,537,650,079)	(2,663,115,038)	(2,663,115,038)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	203,880,252	$203,867,768	107,489,595	$107,489,595

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,401,960,044	$1,401,959,904	4,298,787,314	$4,298,787,314
Shares issued in connection with tax-free transfer of assets from Fifth Third Municipal Money Market Fund	37,432,965	37,432,965	--	--
Shares issued to shareholders in payment of distributions declared	9,397,626	9,397,626	32,215,558	32,215,558
Shares redeemed	(1,331,332,829)	(1,331,332,829)	(4,186,470,664)	(4,186,470,664)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	117,457,806	$117,457,666	144,532,208	$144,532,208
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(832,264,519)	$(832,273,295)	(622,872,198)	$(622,872,198)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $2,668,340 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $44,574 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC voluntarily reimbursed $1,038 of shareholder services fees. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,877,375,000 and $3,649,166,000, respectively.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2009, the Fund's expenses were reduced by $40,721 under these arrangements.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N658

34427 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2009		2008	2007 [1]	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011		0.040	0.052	0.042	0.022	0.010
Net realized gain on investments	--		--	--	0.000 [2]	0.000 [2]	0.000 [2]
TOTAL FROM INVESTMENT OPERATIONS	0.011		0.040	0.052	0.042	0.022	0.010
Less Distributions:
Distributions from net investment income	(0.011)		(0.040)	(0.052)	(0.042)	(0.022)	(0.010)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [3]	1.15%		4.03%	5.30%	4.33%	2.24%	0.97%

Ratios to Average Net Assets:
Net expenses	0.23	% [4]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.21	% [4]	3.90%	5.18%	4.24%	2.19%	0.96%
Expense waiver/ reimbursement [5]	0.08	% [4]	0.08%	0.09%	0.28%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,908,887		$18,430,487	$16,469,931	$15,151,070	$15,600,659	$16,519,436

1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,011.50	$1.17
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.05	$1.17

1 Expenses are equal to the Fund's annualized net expense ratios of 0.23%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary
Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	28.4%
Variable Rate Demand Instruments	20.1%
Bank Instruments	34.3%
Repurchase Agreements	16.9%
Other Assets and Liabilities - Net [2]	0.3%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	31.0	% [4]
8-30 Days	16.1%
31-90 Days	31.0%
91-180 Days	17.2%
181 Days or more	4.4%
Other Assets and Liabilities - Net [2]	0.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 21.9% of the Fund's portfolio.

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.1%
		Finance - Automotive--1.0%
$34,609,208	[1,2]	Bank of America Auto Trust 2008-1, Class A1, 2.954%, 9/21/2009	$34,609,208
8,589,998		CarMax Auto Owner Trust 2008-2, Class A1, 2.922%, 7/15/2009	8,589,998
13,227,437		Honda Auto Receivables Owner Trust 2008-2, Class A1, 3.135%, 12/21/2009	13,227,437
155,000,000		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	155,000,000
13,420,582	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	13,420,582
10,527,537		Nissan Auto Receivables Owner Trust 2008-B, Class A1, 2.786%, 6/15/2009	10,521,968
42,539,845		Nissan Auto Receivables Owner Trust 2008-C, Class A1, 3.037%, 12/15/2009	42,539,845
64,127,557		Volkswagen Auto Loan Enhanced Trust 2008-2, Class A1, 2.358%, 1/20/2010	64,127,557
7,101,999		Wachovia Auto Owner Trust 2008-A, Class A1, 2.931%, 6/22/2009	7,101,999
11,546,954		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	11,546,954
		TOTAL	360,685,548
		Finance - Equipment--0.1%
24,562,536		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	24,562,536
		TOTAL ASSET-BACKED SECURITIES	385,248,084
		CERTIFICATES OF DEPOSIT--32.5%
		Finance - Banking--32.5%
124,250,000		Allied Irish Banks PLC, 2.500%, 2/24/2009	124,250,000
672,000,000		BNP Paribas, S.A., 0.700% - 1.000%, 4/20/2009 - 5/4/2009	672,000,000
375,000,000		Banco Santander, S.A., 2.900%, 5/15/2009 - 5/22/2009	375,000,000
302,000,000		Bank of Ireland PLC, 2.330% - 3.170%, 2/17/2009 - 2/25/2009	302,001,326
125,000,000		Bank of Montreal, 3.600% - 3.650%, 6/15/2009 - 7/24/2009	125,000,000
535,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.000% - 1.300%, 4/7/2009 - 4/22/2009	535,000,000
1,303,000,000		Barclays Bank PLC, 1.330% - 3.700%, 2/10/2009 - 7/13/2009	1,303,055,558
1,278,000,000		Calyon, Paris, 0.800% - 3.150%, 2/9/2009 - 7/9/2009	1,278,170,838
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Finance - Banking--continued
$933,500,000		Canadian Imperial Bank of Commerce, 1.800% - 3.150%, 2/11/2009 - 6/15/2009	$933,500,000
150,000,000		Compass Bank, Birmingham, 1.410%, 3/23/2009	150,000,000
1,549,500,000		Credit Suisse, Zurich, 1.250% - 2.750%, 3/5/2009 - 7/21/2009	1,549,500,000
330,000,000		Fifth Third Bank, Cincinnati, 3.200% - 3.250%, 2/4/2009 - 3/4/2009	330,000,847
1,443,000,000		Lloyds TSB Bank PLC, London, 1.390% - 2.050%, 3/9/2009 - 7/8/2009	1,443,051,159
400,000,000		Mizuho Corporate Bank Ltd., 1.000% - 2.150%, 3/11/2009 - 4/9/2009	400,000,000
170,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.140%, 3/12/2009	170,000,000
272,000,000		Societe Generale, Paris, 1.000% - 2.500%, 4/22/2009 - 5/20/2009	272,000,000
322,000,000		SunTrust Bank, 3.150% - 3.170%, 2/23/2009 - 2/24/2009	322,000,000
175,000,000		Svenska Handelsbanken, Stockholm, 2.110%, 3/10/2009	175,001,789
768,000,000		Toronto Dominion Bank, 1.170% - 2.550%, 5/21/2009 - 9/30/2009	767,999,730
		TOTAL CERTIFICATES OF DEPOSIT	11,227,531,247
		COLLATERALIZED LOAN AGREEMENTS--3.3%
		Finance - Banking--3.3%
302,000,000		BNP Paribas Securities Corp., 1.000%, 2/2/2009	302,000,000
100,000,000		Barclays Capital, Inc., 0.270%, 2/2/2009	100,000,000
150,000,000		Citigroup Global Markets, Inc., 0.462%, 2/2/2009	150,000,000
285,000,000		Greenwich Capital Markets, Inc., 0.812%, 2/2/2009	285,000,000
250,000,000		RBC Capital Markets Corp., 0.913%, 2/2/2009	250,000,000
45,000,000		Wachovia Securities, Inc., 1.000%, 2/2/2009	45,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,132,000,000
		COMMERCIAL PAPER--23.1% [3]
		Finance - Automotive--2.8%
100,000,000		DRAC LLC, (A1+/P1 Series), 3.400%, 2/17/2009	99,848,889
867,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.300% - 4.500%, 4/3/2009 - 4/21/2009	860,975,917
		TOTAL	960,824,806
		Finance - Banking--11.2%
100,000,000		Australia & New Zealand Banking Group, Melbourne, 2.650%, 3/11/2009	99,720,278
150,000,000		Banco Santander, S.A., 2.520%, 6/2/2009	148,729,500
153,000,000	[1,2]	Bank of Ireland PLC, 3.110%, 2/23/2009	152,709,215
150,000,000		Calyon, Paris, 2.800%, 3/13/2009	149,533,333
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Banking--continued
$80,000,000		Citigroup Funding, Inc., 3.260%, 2/18/2009	$79,878,355
25,000,000		Danske Bank A/S, 1.050%, 7/20/2009	24,876,771
131,000,000	[1,2]	Fountain Square Commercial Funding Corp., 1.000% - 2.950%, 2/4/2009 - 2/17/2009	130,841,750
300,392,000	[1,2]	Gotham Funding Corp., 0.300% - 0.500%, 2/11/2009 - 2/26/2009	300,340,044
280,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 3.100% - 3.150%, 2/20/2009 - 3/13/2009	279,283,500
328,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 1.620% - 3.100%, 2/13/2009 - 3/2/2009	327,670,463
15,170,000		Los Angeles County, CA, Metropolitan Transportation Authority, (Bank of America, N.A. LOC), 2.600%, 2/3/2009	15,170,000
36,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank NV), 2.000%, 3/16/2009	35,914,000
91,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.160%, 2/26/2009	90,802,833
166,000,000		Sanpaolo IMI US Financial Co., 3.100% - 3.110%, 3/5/2009 - 3/10/2009	165,513,654
483,500,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.650% - 1.140%, 4/20/2009 - 7/13/2009	481,641,163
203,000,000	[1,2]	Surrey Funding Corporation, 0.400% - 0.550%, 2/18/2009 - 2/27/2009	202,951,239
341,234,000	[1,2]	Ticonderoga Funding LLC, (Bank of America, N.A. SWP), 0.650% - 1.500%, 3/2/2009 - 7/8/2009	340,448,517
835,105,000	[1,2]	Variable Funding Capital Corp., 0.250% - 0.550%, 2/6/2009 - 3/3/2009	834,941,732
		TOTAL	3,860,966,347
		Finance - Commercial--4.0%
40,000,000	[1,2]	Edison Asset Securitization LLC, 0.250%, 2/13/2009	39,996,667
193,183,000	[1,2]	Fairway Finance Co. LLC, 0.350% - 1.500%, 3/2/2009 - 3/20/2009	193,058,017
475,063,000	[1,2]	Falcon Asset Securitization Company LLC, 0.300% - 0.500%, 2/6/2009 - 3/13/2009	474,850,465
100,000,000		General Electric Capital Services, 1.700%, 2/23/2009	99,896,111
234,200,000	[1,2]	Tulip Funding Corp., 0.400% - 1.650%, 2/5/2009 - 2/13/2009	234,163,344
350,000,000	[1,2]	Versailles Commercial Paper LLC, 0.600%, 2/2/2009	349,994,167
		TOTAL	1,391,958,771
		Finance - Retail--5.1%
224,000,000	[1,2]	Alpine Securitization Corp., 0.370%, 4/13/2009	223,836,542
422,724,000	[1,2]	Barton Capital LLC, 0.481% - 0.600%, 4/3/2009 - 5/14/2009	422,196,213
142,995,000	[1,2]	Enterprise Funding Co. LLC, 0.500% - 0.700%, 4/16/2009 - 5/6/2009	142,805,742
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Retail--continued
$100,000,000	[1,2]	Salisbury Receivables Company LLC, 0.400%, 2/13/2009	$99,986,667
803,144,000	[1,2]	Sheffield Receivables Corp., 0.350% - 1.600%, 2/2/2009 - 4/9/2009	802,674,400
83,504,000	[1,2]	Yorktown Capital LLC, 0.420%, 4/14/2009	83,433,857
		TOTAL	1,774,933,421
		TOTAL COMMERCIAL PAPER	7,988,683,345
		CORPORATE BONDS--0.2%
		Finance - Banking--0.0%
15,500,000		Bank of America Corp., 5.875%, 2/15/2009	15,513,962
		Finance - Commercial--0.2%
65,000,000		General Electric Capital Corp., 3.342%, 2/2/2009	65,000,202
		TOTAL CORPORATE BONDS	80,514,164
		CORPORATE NOTES--0.3%
		Finance - Banking--0.3%
24,874,000		Royal Bank of Canada, Montreal, 3.875%, 5/4/2009	24,941,134
85,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	87,283,933
		TOTAL CORPORATE NOTES	112,225,067
		GOVERNMENT AGENCIES--0.4%
		Government Agency--0.4%
150,000,000		FHLB System, 0.780%, 1/27/2010	150,000,000
		NOTES - VARIABLE--20.1% [4]
		Consumer Staples--0.2%
63,000,000		Procter & Gamble Co., 2.216%, 3/9/2009	63,000,000
		Electrical Equipment--0.2%
1,835,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 2.000%, 2/5/2009	1,835,000
48,349,287		Northwest Airlines, Inc., (GTD by General Electric Co.), 2.310%, 2/2/2009	48,349,287
		TOTAL	50,184,287
		Electronics--0.6%
206,690,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.389%, 2/26/2009	206,690,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Automotive--1.3%
$194,985,000	[1,2]	American Honda Finance Corp., 2.109% - 2.596%, 2/9/2009 - 3/12/2009	$194,934,452
247,560,000		Toyota Motor Credit Corp., 0.369% - 0.670%, 2/2/2009 - 2/19/2009	247,560,000
		TOTAL	442,494,452
		Finance - Banking--12.7%
4,360,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 2.450%, 2/5/2009	4,360,000
74,000,000		Abbey National Treasury Services PLC, 0.606%, 2/13/2009	74,000,000
160,000		AlaTrade Foods LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	160,000
2,815,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America, N.A. LOC), 0.660%, 2/5/2009	2,815,000
36,140,000		American Municipal Power-Ohio, Inc., (Series 2008A), (Key Bank, N.A. LOC), 1.900%, 2/5/2009	36,140,000
3,115,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 2.450%, 2/5/2009	3,115,000
83,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.601%, 3/5/2009	83,000,000
40,000,000		Bank of America, N.A., 1.625%, 4/3/2009	40,000,000
40,000,000	[1,2]	Bank of Montreal, 0.936%, 2/5/2009	40,000,000
648,605,000		Bank of Montreal, 1.754% - 2.623%, 2/17/2009 - 4/14/2009	648,543,867
73,000,000	[1,2]	Bank of Nova Scotia, Toronto, 1.648%, 4/9/2009	73,000,000
375,000,000		Bank of Scotland, Edinburgh, 2.916%, 2/6/2009	375,000,000
8,830,000		Biddle Road Corp., (Series 2004), (Wachovia Bank, N.A. LOC), 2.090%, 2/5/2009	8,830,000
4,580,000		Bond Holdings LP, (Wachovia Bank, N.A. LOC), 1.500%, 2/6/2009	4,580,000
15,000,000		Buchanan County, MO, Solid Waste Disposal, Lifeline Foods, LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 1.840%, 2/5/2009	15,000,000
13,180,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 1.400%, 2/5/2009	13,180,000
135,000,000		Calyon, Paris, 2.414%, 3/11/2009	135,000,000
14,455,000		Campus Crusade for Christ, Inc., (Series 1997), (Wachovia Bank, N.A. LOC), 1.500%, 2/5/2009	14,455,000
6,675,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	6,675,000
5,600,000		Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 1.100%, 2/4/2009	5,600,000
6,835,000		Capital Markets Access Co. LC, (Series 2007), LSPB Real Estate, LLC Project, (Wachovia Bank, N.A. LOC), 1.500%, 2/5/2009	6,835,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$5,500,000		Capital Markets Access Co. LC, (Series 2008), Sunshine Professional Suites, LLC Project, (Wachovia Bank, N.A. LOC), 1.500%, 2/5/2009	$5,500,000
5,141,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	5,141,000
1,453,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	1,453,000
603,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 1.050%, 2/5/2009	603,000
1,002,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 3.050%, 2/5/2009	1,002,000
1,439,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 2.050%, 2/5/2009	1,439,000
723,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 1.350%, 2/5/2009	723,000
1,042,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 2.050%, 2/5/2009	1,042,000
3,442,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 2.050%, 2/5/2009	3,442,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 2.410%, 2/5/2009	2,350,000
8,690,000		Church at Brook Hills, (Wachovia Bank, N.A. LOC), 1.600%, 2/6/2009	8,690,000
5,825,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 3.250%, 2/5/2009	5,825,000
695,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 5.000%, 2/5/2009	695,000
730,000		Columbia County, GA, Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 1.100%, 2/4/2009	730,000
74,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 1.625% - 3.443%, 2/3/2009 - 4/3/2009	74,000,000
9,950,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 3.130%, 2/5/2009	9,950,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D), Griffin Hospital, (Wachovia Bank, N.A. LOC), 1.250%, 2/5/2009	7,425,000
6,655,000		Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wachovia Bank, N.A. LOC), 1.500%, 2/5/2009	6,655,000
62,710,000		Cook County, IL, (Series 2002 A), 5.500%, 2/4/2009	62,710,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$3,725,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 2.450%, 2/5/2009	$3,725,000
6,450,000		Cunat Capital Corp., Northfield Corp., (Series 206), (Fifth Third Bank, Cincinnati LOC), 2.730%, 2/5/2009	6,450,000
6,745,000		DJD Investments, LLC, (Series 2004), (Regions Bank, Alabama LOC), 1.000%, 2/5/2009	6,745,000
11,700,000		Decatur, AL, IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 1.250%, 2/5/2009	11,700,000
200,000,000		Depfa Bank PLC, 2.246%, 3/16/2009	200,000,000
79,000,000		Deutsche Bank AG, 1.735%, 3/23/2009	79,000,000
1,935,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank, N.A. LOC), 1.500%, 2/4/2009	1,935,000
5,970,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.350%, 2/5/2009	5,970,000
7,300,000		Fawn Ridge Limited Partnership, (Series 2006), (Fifth Third Bank, Cincinnati LOC), 2.950%, 2/5/2009	7,300,000
5,100,000		Foley City Redevelopment Authority, (RBC Bank (USA) LOC), 1.000%, 2/5/2009	5,100,000
23,300,000		Fuller Road Management Corp., (Series 2007), (Key Bank, N.A. LOC), 3.400%, 2/5/2009	23,300,000
11,690,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 2.450%, 2/5/2009	11,690,000
34,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000A), (U.S. Bank, N.A. LOC), 1.150%, 2/4/2009	34,900,000
13,010,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 1.100%, 2/4/2009	13,010,000
8,725,000		H.C. Equities LP, (Wachovia Bank, N.A. LOC), 1.250%, 2/5/2009	8,725,000
152,000,000	[1,2]	ING Bank NV, 1.716% - 2.346%, 3/16/2009 - 3/26/2009	152,000,000
3,225,000		J.P. Plymouth Properties LLC, (Series 1999), (Bank of America, N.A. LOC), 0.610%, 2/4/2009	3,225,000
2,455,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank, N.A. LOC), 1.550%, 2/4/2009	2,455,000
1,575,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank, N.A. LOC), 1.550%, 2/4/2009	1,575,000
4,435,000		Lee County, FL, IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.350%, 2/6/2009	4,435,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$24,300,000		Leeds, AL, (Series 2006-A), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	$24,300,000
97,000,000		Lloyds Banking Group PLC, 2.806%, 2/7/2009	97,000,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	5,165,000
410,000		Madison, WI, Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 0.610%, 2/5/2009	410,000
4,360,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank, N.A. LOC), 1.560%, 2/3/2009	4,360,000
4,170,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank, N.A. LOC), 1.500%, 2/6/2009	4,170,000
1,554,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 3.050%, 2/5/2009	1,554,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank, N.A. LOC), 1.750%, 2/5/2009	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	17,000,000
55,000,000		National Australia Bank Ltd., Melbourne, 2.423%, 3/6/2009	55,000,000
54,600,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 1.100%, 2/4/2009	54,600,000
900,000		Newport, KY, Industrial Building Revenue Bonds, South Beach #1, LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	900,000
100,000		North American Gulf Terminals, Inc., (Series 2002), (Regions Bank, Alabama LOC), 1.750%, 2/5/2009	100,000
11,415,000		North Oaks Partnership, (Series 1998), (Bank of America, N.A. LOC), 1.000%, 2/5/2009	11,415,000
79,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank, N.A. LOC), 1.350%, 2/4/2009	79,800,000
4,605,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 1.550%, 2/5/2009	4,605,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 1.250%, 2/4/2009	6,650,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wachovia Bank, N.A. LOC), 0.800%, 2/4/2009	17,220,000
9,705,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.500%, 2/5/2009	9,705,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$1,000,000		Red Diamond, Inc., (Series 2007), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	$1,000,000
86,000,000	[1,2]	Royal Bank of Canada, Montreal, 0.733%, 2/17/2009	86,000,000
200,000,000		Royal Bank of Canada, Montreal, 1.735%, 4/1/2009	200,000,000
220,000,000		Royal Bank of Scotland PLC, Edinburgh, 0.740% - 0.745%, 2/2/2009	220,000,000
80,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 2.396%, 3/15/2009	80,000,000
32,180,000		Rush Medical Foundation, (Series 2006), (Regions Bank, Alabama LOC), 1.250%, 2/13/2009	32,180,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.410%, 2/5/2009	19,000,000
930,000		Savannah, GA, Housing Authority, (SunTrust Bank LOC), 1.150%, 2/4/2009	930,000
7,810,000		Seeber USA LLP, (Series 2000), (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	7,810,000
18,960,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 2.470%, 2/5/2009	18,960,000
6,440,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 2.470%, 2/5/2009	6,440,000
95,000,000		Societe Generale, Paris, 2.620%, 3/4/2009	95,000,000
10,435,000		Spira Millenium LLC, (Series 2001), (Bank of America, N.A. LOC), 0.850%, 2/5/2009	10,435,000
1,680,000		Springfield Ltd. Partnership, (UBS AG LOC), 3.050%, 2/5/2009	1,680,000
80,000		St. Paul, MN, Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 2.800%, 2/5/2009	80,000
1,365,000		St. Paul, MN, Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 2.700%, 2/5/2009	1,365,000
90,300,000		Svenska Handelsbanken, Inc., 1.580%, 4/14/2009	90,300,000
71,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 1.509%, 4/27/2009	71,000,000
130,000,000		Svenska Handelsbanken, Stockholm, 1.635%, 4/6/2009	130,000,000
135,000		Valleydale Baptist Church, (Series 2003), (Regions Bank, Alabama LOC), 2.410%, 2/5/2009	135,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank, N.A. LOC), 1.250%, 2/4/2009	1,100,000
963,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 8.000%, 2/5/2009	963,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$1,065,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 5.250%, 2/2/2009	$1,065,000
309,000,000		Wachovia Bank, N.A., 0.356% - 1.845%, 2/23/2009 - 4/62009	308,998,072
55,000,000		Wells Fargo & Co., 1.668%, 3/23/2009	55,024,948
74,660,000		Wells Fargo Bank, N.A., 0.559%, 2/27/2009	74,660,000
76,700,000		Westpac Banking Corp. Ltd., Sydney, 1.460%, 4/14/2009	76,700,000
8,320,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.130%, 2/5/2009	8,320,000
4,200,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 2.500%, 2/5/2009	4,200,000
8,000,000		Yeshivas Novominsk, (Series 2008), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 1.410%, 2/5/2009	8,000,000
		TOTAL	4,388,203,887
		Finance - Brokerage--0.1%
43,075,000		Credit Suisse (USA), Inc., 0.509%, 2/9/2009	42,991,258
		Finance - Commercial--0.5%
152,000,000		General Electric Capital Corp., 0.446% - 2.096%, 2/9/2009 - 3/16/2009	152,004,935
20,000,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 4.250%, 2/5/2009	20,000,000
		TOTAL	172,004,935
		Government Agency--0.1%
11,020,000		Capital Trust Agency, FL, (FNMA LOC), 1.410%, 2/5/2009	11,020,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 1.720%, 2/5/2009	5,350,000
13,250,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 1.250%, 2/5/2009	13,250,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 1.000%, 2/5/2009	17,725,000
		TOTAL	47,345,000
		Insurance--4.0%
112,000,000		Allstate Life Global Funding II, 1.775%, 3/20/2009	112,000,000
50,000,000		Hartford Life Insurance Co., 2.503% - 3.493%, 2/2/2009 - 3/1/2009	50,000,000
80,000,000		ING USA Annuity and Life Insurance Co., 2.739%, 3/10/2009	80,000,000
74,650,000		ING USA Global Funding Trust, 2.028%, 3/19/2009	74,650,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Insurance--continued
$186,000,000	[1,2]	MetLife Global Funding I, 1.635% - 1.668%, 4/9/2009 - 4/13/2009	$186,000,000
66,000,000		MetLife Insurance Co. of Connecticut, 1.788% - 2.556%, 2/19/2009 - 3/30/2009	66,000,000
105,000,000		Metropolitan Life Insurance Co., 1.865% - 3.573%, 2/2/2009 - 4/1/2009	105,000,000
81,000,000	[1,2]	Monumental Global Funding III, 2.549%, 2/17/2009	81,000,000
120,000,000		Monumental Life Insurance Co., 0.918% - 2.623%, 2/2/2009 - 4/1/2009	120,000,000
25,000,000	[1,2]	New York Life Global Funding, 2.275%, 2/13/2009	25,000,000
205,200,000	[1,2]	PRICOA Global Funding I, 1.836% - 2.445%, 2/13/2009 - 3/25/2009	205,192,724
100,000,000	[1,2]	Pacific Life Global Funding, 2.638%, 2/9/2009	100,000,000
49,000,000		Principal Life Insurance Co., 1.648%, 4/9/2009	49,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 1.855%, 4/1/2009	125,000,000
		TOTAL	1,378,842,724
		Oil & Oil Finance--0.4%
150,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.284%, 3/11/2009	150,000,000
		TOTAL NOTES - VARIABLE	6,941,756,543
		TIME DEPOSIT--1.8%
		Finance - Banking--1.8%
600,000,000		BNP Paribas, S.A., 0.300%, 2/2/2009	600,000,000
		REPURCHASE AGREEMENTS--16.9%
283,000,000		Interest in $4,883,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,883,109,868 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2018 and the market value of those underlying securities was $4,980,772,097.	283,000,000
300,000,000		Repurchase agreement 0.25%, dated 1/30/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $300,006,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/20/2038 and the market value of those underlying securities was $306,006,375.	300,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,000,000,000		Interest in $7,700,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	$1,000,000,000
370,000,000		Interest in $3,370,000,000 joint repurchase agreement 0.30%, dated 1/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,370,084,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $3,437,485,935.	370,000,000
1,500,000,000		Repurchase agreement 0.27%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,033,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $1,887,042,458.	1,500,000,000
2,132,000,000		Interest in $4,500,000,000 joint repurchase agreement 0.29%, dated 1/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $4,500,108,750 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,590,119,101.	2,132,000,000
50,000,000		Interest in $246,000,000 joint repurchase agreement 0.11%, dated 1/30/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $246,002,255 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/15/2009 and the market value of those underlying securities was $250,921,757.	50,000,000
100,000,000		Interest in $950,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $950,021,375 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/14/2010 and the market value of those underlying securities was $969,021,821.	100,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$35,000,000		Interest in $835,000,000 joint repurchase agreement 0.28%, dated 1/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $835,019,483 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $851,719,164.	$35,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 0.22%, dated 1/30/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $100,001,833 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/27/2009 and the market value of those underlying securities was $102,004,096.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	5,820,000,000
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [5]	34,437,958,450
		OTHER ASSETS AND LIABILITIES - NET--0.3% [6]	91,270,655
		TOTAL NET ASSETS--100%	$34,529,229,105

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $7,103,825,007, which represented 20.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2009, these liquid restricted securities amounted to $7,103,825,007, which represented 20.6% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	34,437,958,450
Level 3--Significant Unobservable Inputs	--
TOTAL	$34,437,958,450

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Investments in repurchase agreements	$5,820,000,000
Investments in securities	28,617,958,450
Total investments in securities, at amortized cost and value		$34,437,958,450
Cash		59,898
Income receivable		86,446,988
Receivable for investments sold		33,370,000
Receivable for shares sold		3,938,847
Prepaid expenses		1,004,736
TOTAL ASSETS		34,562,778,919
Liabilities:
Payable for shares redeemed	11,294,610
Payable for Directors'/Trustees' fees	9,848
Payable for distribution services fee (Note 5)	146,292
Payable for shareholder services fee (Note 5)	440,575
Income distribution payable	21,658,489
TOTAL LIABILITIES		33,549,814
Net assets for 34,515,402,252 shares outstanding		$34,529,229,105
Net Assets Consist of:
Paid-in capital		$34,531,318,243
Distributions in excess of net investment income		(2,089,138)
TOTAL NET ASSETS		$34,529,229,105
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$26,908,886,826 ÷ 26,895,811,071 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$6,934,733,575 ÷ 6,933,917,836 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$685,608,704 ÷ 685,673,345 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$336,391,523
Expenses:
Investment adviser fee (Note 5)		$27,462,599
Administrative personnel and services fee (Note 5)		10,716,609
Custodian fees		517,685
Transfer and dividend disbursing agent fees and expenses		154,620
Directors'/Trustees' fees		106,634
Auditing fees		10,648
Legal fees		6,516
Portfolio accounting fees		94,717
Distribution services fee--Trust Shares (Note 5)		767,618
Shareholder services fee--Institutional Service Shares (Note 5)		3,700,311
Shareholder services fee--Trust Shares (Note 5)		289,139
Account administration fee--Institutional Service Shares		4,453,684
Account administration fee--Trust Shares		478,479
Share registration costs		64,695
Printing and postage		66,332
Insurance premiums		40,346
Temporary guarantee program insurance		3,349,943
Miscellaneous		44,569
TOTAL EXPENSES		52,325,144
Waivers (Note 5):
Waiver of investment adviser fee	$(10,867,809)
Waiver of administrative personnel and services fee	(267,090)
TOTAL WAIVERS		(11,134,899)
Net expenses			41,190,245
Net investment income			$295,201,278

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$295,201,278	$999,121,050
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(225,231,248)	(744,026,695)
Institutional Service Shares	(66,091,511)	(240,886,427)
Trust Shares	(5,396,057)	(14,648,461)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(296,718,816)	(999,561,583)
Share Transactions:
Proceeds from sale of shares	118,525,403,974	264,259,486,987
Putnam Prime Money Market Fund purchase in-kind	12,318,195,817	--
Net asset value of shares issued to shareholders in payment of distributions declared	118,282,518	352,360,612
Cost of shares redeemed	(121,980,336,085)	(262,046,038,619)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,981,546,224	2,565,808,980
Change in net assets	8,980,028,686	2,565,368,447
Net Assets:
Beginning of period	25,549,200,419	22,983,831,972
End of period (including distributions in excess of net investment income of $(2,089,138) and $(571,600), respectively)	$34,529,229,105	$25,549,200,419

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 diversified portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Financial Highlights of the Institutional Service Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in the prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	104,152,802,798	$104,152,802,798	219,638,025,923	$219,638,025,899
Putnam Prime Money Market Fund purchase in-kind	12,093,621,126	12,109,266,710	--	--
Shares issued to shareholders in payment of distributions declared	93,832,814	93,832,814	272,320,088	272,320,088
Shares redeemed	(107,876,262,992)	(107,876,262,992)	(217,948,715,083)	(217,948,715,083)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,463,993,746	$8,479,639,330	1,961,630,928	$1,961,630,904

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,420,033,489	$13,420,033,489	43,431,505,830	$43,431,505,830
Putnam Prime Money Market Fund purchase in-kind	208,659,164	208,929,107	--	--
Shares issued to shareholders in payment of distributions declared	22,261,620	22,261,620	75,927,952	75,927,952
Shares redeemed	(13,342,034,502)	(13,342,034,502)	(43,089,808,593)	(43,089,808,593)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	308,919,771	$309,189,714	417,625,189	$417,625,189
	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	952,567,687	$952,567,687	1,189,955,258	$1,189,955,258
Shares issued to shareholders in payment of distributions declared	2,188,084	2,188,084	4,112,572	4,112,572
Shares redeemed	(762,038,591)	(762,038,591)	(1,007,514,943)	(1,007,514,943)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	192,717,180	$192,717,180	186,552,887	$186,552,887
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,965,630,697	$8,981,546,224	2,565,809,004	$2,565,808,980

4. PURCHASE IN-KIND

On September 24, 2008, Prime Obligations Fund performed a purchase in-kind of securities and other assets from Putnam Prime Money Market Fund. Securities and other assets valued at $12,109,266,710 were received from Putnam Prime Money Market Fund in exchange for 12,093,621,126 shares of Prime Obligations Fund's Institutional Shares, and securities and other assets valued at $208,929,107 were received from Putnam Prime Money Market Fund in exchange for 208,659,164 shares of Prime Obligations Fund's Institutional Service Shares.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $10,867,809 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $267,090 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC received $186 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203

34428 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2009		2008		2007 [1]	2006		2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.011		0.028		0.034	0.029		0.017		0.008
Net realized gain (loss) on investments	0.000	[2]	0.000	[2]	0.000 [2]	(0.000	) [2]	(0.000	) [2]	0.000 [2]
TOTAL FROM INVESTMENT OPERATIONS	0.011		0.028		0.034	0.029		0.017		0.008
Less Distributions:
Distributions from net investment income	(0.011)		(0.028)		(0.034)	(0.029)		(0.017)		(0.008)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--	--		--		--
TOTAL DISTRIBUTIONS	(0.011)		(0.028)		(0.034)	(0.029)		(0.017)		(0.008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total Return [3]	1.14%		2.79%		3.50%	2.91%		1.75%		0.85%

Ratios to Average Net Assets:
Expenses	0.23	% [4,5]	0.20	% [4]	0.20%	0.20%		0.20%		0.20%
Net investment income	2.12	% [5]	2.67%		3.45%	2.82%		1.78%		0.85%
Expense waiver/reimbursement [6]	0.09	% [5]	0.09%		0.09%	0.29%		0.34%		0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,119,245		$10,053,590		$6,652,945	$5,941,736		$8,460,989		$6,249,045

1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios for the six months ended January 31, 2009 and for the year ended July 31, 2008 are 0.23% and 0.20%, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,011.40	$1.17
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.05	$1.17

1 Expenses are equal to the Fund's annualized net expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	85.8%
Municipal Notes	12.6%
Commercial Paper	1.2%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.2%
8-30 Days	2.1%
31-90 Days	2.0%
91-180 Days	4.0%
181 Days or more	5.3%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1,2]
		Alabama--2.7%
$6,000,000		Alabama HFA MFH, (2000 Series A: Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.500%, 2/5/2009	$6,000,000
20,965,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.460%, 2/5/2009	20,965,000
500,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 1.030%, 2/5/2009	500,000
500,000		Birmingham, AL, Airport Authority, (Series 2003A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.130%, 2/5/2009	500,000
55,500,000		Birmingham, AL, Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.540%, 2/4/2009	55,500,000
37,800,000		Birmingham, AL, Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America, N.A. LOC), 0.540%, 2/6/2009	37,800,000
23,000,000	[3,4]	Birmingham, AL, Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.700%, 2/5/2009	23,000,000
5,935,000		Boaz, AL, IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 0.800%, 2/5/2009	5,935,000
15,285,000		Chelsea Park, AL, Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.530%, 2/5/2009	15,285,000
9,000,000		Columbia, AL, IDB, PCR (1995 Series E) Daily VRDNs (Alabama Power Co.), 0.700%, 2/2/2009	9,000,000
5,347,000		Geneva County, AL, Health Care Authority, Inc., (Series 2001) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.600%, 2/6/2009	5,347,000
3,400,000		Gulf Shores, AL, Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.730%, 2/5/2009	3,400,000
15,500,000		Health Care Authority for Baptist Health, AL, (Series 2008-A) Weekly VRDNs (Regions Bank, Alabama LOC), 0.680%, 2/5/2009	15,500,000
4,360,000		Huntsville, AL, Public Park & Recreation Board, (Series 2002) Weekly VRDNs (YMCA of Metropolitan Huntsville)/(Wachovia Bank, N.A. LOC), 0.600%, 2/6/2009	4,360,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alabama--continued
$3,325,000		Huntsville, AL, Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005) Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank, N.A. LOC), 0.550%, 2/5/2009	$3,325,000
1,000,000		Jacksonville, AL, IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 0.800%, 2/5/2009	1,000,000
2,500,000		Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.600%, 2/6/2009	2,500,000
4,375,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994) Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 0.930%, 2/5/2009	4,375,000
6,360,000		Mobile, AL, Downtown Redevelopment Authority, (Series 2007) Weekly VRDNs (Lafayette Plaza Hotel)/(Regions Bank, Alabama LOC), 0.830%, 2/5/2009	6,360,000
11,700,000		Mobile, AL, IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.710%, 2/5/2009	11,700,000
26,000,000		Mobile, AL, IDB, PCR (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	26,000,000
30,000,000		Mobile, AL, Special Care Facilities Financing Authority, (Series 2008-A) Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	30,000,000
13,335,000		Ridge Improvement District (Elmore County), AL, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.150%, 2/5/2009	13,335,000
20,000,000		Tuscaloosa County, AL, IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.750%, 2/4/2009	20,000,000
4,000,000		Tuscaloosa County, AL, IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.750%, 2/4/2009	4,000,000
2,570,000		Tuscaloosa County, AL, Park & Recreation Authority, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.030%, 2/5/2009	2,570,000
30,000,000		Tuscaloosa County, AL, Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.500%, 2/5/2009	30,000,000
15,925,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.450%, 2/5/2009	15,925,000
2,000,000		Washington County, AL, IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 1.000%, 2/4/2009	2,000,000
		TOTAL	376,182,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alaska--0.5%
$62,590,000		Alaska State Housing Finance Corp., (Series 2001A) Weekly VRDNs, 0.800%, 2/5/2009	$62,590,000
		Arizona--2.2%
2,250,000		Arizona Board of Regents, (Series 2008A) Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 0.350%, 2/4/2009	2,250,000
1,200,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.680%, 2/5/2009	1,200,000
3,515,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.680%, 2/5/2009	3,515,000
20,000,000		Arizona Health Facilities Authority, (2008 Series C) Weekly VRDNs (Catholic Healthcare West)/(Bank of America, N.A. LOC), 0.450%, 2/4/2009	20,000,000
21,775,000		Arizona Health Facilities Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America, N.A. LOC), 0.450%, 2/4/2009	21,775,000
1,800,000		Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/4/2009	1,800,000
12,125,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank, N.A., New York LOC), 0.580%, 2/5/2009	12,125,000
3,550,000		Arizona Health Facilities Authority, (Series 2008) Weekly VRDNs (Royal Oaks Life Care Community)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	3,550,000
29,000,000		Arizona School District Financing Program, (Series 2008), 3.00% TANs, 7/30/2009	29,192,248
2,000,000		Arizona Sports & Tourism Authority, (Series 2008) Weekly VRDNs (Allied Irish Banks PLC LOC), 0.600%, 2/4/2009	2,000,000
5,000,000		Glendale, AZ, IDA, (Series 2008) Weekly VRDNs (Midwestern University)/(Bank of America, N.A. LOC), 0.480%, 2/5/2009	5,000,000
2,615,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 0.550%, 2/5/2009	2,615,000
35,000,000	[3,4]	Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/6/2009	35,000,000
4,675,000	[3,4]	Phoenix, AZ, Civic Improvement Corp., MACON (Series 2005L) Weekly VRDNs (Bank of America, N.A. LIQ), 1.530%, 2/5/2009	4,675,000
6,750,000		Phoenix, AZ, IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.550%, 2/4/2009	6,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Arizona--continued
$2,700,000		Phoenix, AZ, IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	$2,700,000
4,000,000		Pima County, AZ, IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 0.600%, 2/4/2009	4,000,000
9,310,000	[3,4]	Salt River Project, AZ, Agricultural Improvement & Power District, PUTTERs (Series 2045) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.460%, 2/5/2009	9,310,000
32,125,000		Scottsdale, AZ, IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank, N.A., New York LIQ), 1.500%, 2/4/2009	32,125,000
34,400,000		Scottsdale, AZ, IDA, (Series 2006D) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank, N.A., New York LIQ), 1.500%, 2/4/2009	34,400,000
13,325,000		Scottsdale, AZ, IDA, (Series 2006E) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank, N.A., New York LIQ), 1.500%, 2/4/2009	13,325,000
3,345,000		Sierra Vista, AZ, IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.560%, 2/5/2009	3,345,000
4,000,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.550%, 2/4/2009	4,000,000
8,980,000		Yavapai County, AZ, IDA Hospital Facilities, (Series 1997B) Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 2.000%, 2/5/2009	8,980,000
2,300,000		Yavapai County, AZ, IDA Hospital Facilities, (Series 2008A) Weekly VRDNs (Yavapai Regional Medical Center)/(UBS AG LOC), 0.480%, 2/5/2009	2,300,000
5,560,000		Yavapai County, AZ, Highway Construction Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.750%, 2/5/2009	5,560,000
31,500,000		Yuma, AZ IDA, (Series 2008) Weekly VRDNs (Yuma Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/4/2009	31,500,000
		TOTAL	302,992,248
		Arkansas--0.1%
20,255,000		Fayetteville, AR, Public Facilities Board, (Series 2002) Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 0.560%, 2/5/2009	20,255,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--2.9%
$33,200,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America, N.A. LOC), 0.620%, 2/2/2009	$33,200,000
69,000,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.300%, 2/5/2009	69,000,000
120,190,000		Bay Area Toll Authority, CA, (Series 2004B) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.270%, 2/5/2009	120,190,000
33,600,000		Bay Area Toll Authority, CA, (Series 2006B-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 0.240%, 2/5/2009	33,600,000
16,400,000		Bay Area Toll Authority, CA, (Series 2006C) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Lloyds TSB Bank PLC, London LIQs), 0.200%, 2/5/2009	16,400,000
10,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 1.700%, 2/5/2009	10,000,000
21,645,000		California Health Facilities Financing Authority, (2008 Series E) Weekly VRDNs (Catholic Healthcare West)/(Bank of America, N.A. LOC), 0.200%, 2/4/2009	21,645,000
26,600,000		California Health Facilities Financing Authority, (2008 Series F) Weekly VRDNs (Catholic Healthcare West)/(Bank of America, N.A. LOC), 0.200%, 2/4/2009	26,600,000
10,000,000		Long Beach, CA, Unified School District, 4.00% BANs, 6/15/2009	10,052,656
30,000,000		Los Angeles, CA, Wastewater System, 0.70% CP, Mandatory Tender 2/13/2009	30,000,000
3,475,000		Los Angeles, CA, Adjustable Rate COP (2007 Series A) Weekly VRDNs (Windward School)/(Allied Irish Banks PLC LOC), 0.330%, 2/5/2009	3,475,000
28,075,000		Stockton, CA, Public Financing Authority, Building Acquisition Financing (Series 2007A) Weekly VRDNs (Stockton, CA)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 1.500%, 2/5/2009	28,075,000
		TOTAL	402,237,656
		Colorado--0.8%
9,100,000		Aurora, CO, (Series 2008B) Weekly VRDNs (The Children's Hospital Association)/(Allied Irish Banks PLC LOC), 0.350%, 2/5/2009	9,100,000
4,835,000		Base Village, CO, Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.530%, 2/5/2009	4,835,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Colorado--continued
$6,510,000		Base Village, CO, Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.530%, 2/5/2009	$6,510,000
15,000,000		Centerra Metropolitian District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.500%, 2/4/2009	15,000,000
23,940,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	23,940,000
15,710,000		Colorado Educational & Cultural Facilities Authority, (Series 2008) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	15,710,000
2,455,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 1.000%, 2/5/2009	2,455,000
8,625,000		Commerce City, CO, Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.530%, 2/5/2009	8,625,000
12,000,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.470%, 2/5/2009	12,000,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001) Weekly VRDNs (Bank of America, N.A. LOC), 0.500%, 2/2/2009	2,800,000
7,455,000		Moffat County, CO, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.400%, 2/4/2009	7,455,000
		TOTAL	108,430,000
		Connecticut--0.3%
14,000,000		Connecticut State HEFA, (Series C) Daily VRDNs (Masonicare)/(Wachovia Bank, N.A. LOC), 0.590%, 2/2/2009	14,000,000
18,765,000		Connecticut State HEFA, (Series D) Daily VRDNs (Masonicare)/(Wachovia Bank, N.A. LOC), 0.620%, 2/2/2009	18,765,000
12,100,000		Hartford, CT, Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 0.500%, 2/5/2009	12,100,000
		TOTAL	44,865,000
		Delaware--0.1%
7,490,000		Delaware Hospital Billing & Collection Agency, (Series 2001) Weekly VRDNs (St. Anne's Episcopal School, DE)/(Wilmington Trust Co. LOC), 2.630%, 2/5/2009	7,490,000
6,900,000		Delaware Hospital Billing & Collection Agency, (Series 2007) Weekly VRDNs (Delaware Hospice Inc.)/(Wilmington Trust Co. LOC), 2.530%, 2/5/2009	6,900,000
		TOTAL	14,390,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		District of Columbia--1.3%
$27,125,000		District of Columbia, (Series 2000A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.750%, 2/4/2009	$27,125,000
92,890,000		District of Columbia, (Series 2000B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.750%, 2/4/2009	92,890,000
4,285,000		District of Columbia, (Series 2008A) Weekly VRDNs (Allied Irish Banks PLC LOC), 0.450%, 2/5/2009	4,285,000
15,610,000		District of Columbia, (Series 2008B) Weekly VRDNs (Bank of America, N.A. LOC), 0.450%, 2/5/2009	15,610,000
4,910,000		District of Columbia, Revenue Bonds, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY, LOC), 0.580%, 2/6/2009	4,910,000
11,000,000		District of Columbia, Revenue Bonds, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	11,000,000
1,700,000		District of Columbia, Revenue Bonds, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	1,700,000
15,000,000		District of Columbia, Revenue Bonds, (Series 2008) Weekly VRDNs (Washington Drama Society, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/5/2009	15,000,000
6,600,000		District of Columbia, Revenue Bonds, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	6,600,000
4,000,000		District of Columbia, Revenue Bonds, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	4,000,000
		TOTAL	183,120,000
		Florida--7.6%
30,475,000		Brevard County, FL, Health Facilities Authority Weekly VRDNs (Wuesthoff Memorial Hospital)/(Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	30,475,000
42,020,000		Broward County, FL, School District, COP (Series 2004D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.500%, 2/5/2009	42,020,000
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2007-27) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.580%, 2/5/2009	28,375,000
15,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.600%, 2/5/2009	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$21,370,000		Charlotte County, FL, (Series 2003B) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America, N.A. LIQ), 0.450%, 2/5/2009	$21,370,000
33,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	33,211,789
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2008-5) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.580%, 2/5/2009	18,000,000
7,000,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievment of South Florida, Inc.)/(Commerce Bank, N.A., Cherry Hill, NJ, LOC), 0.780%, 2/5/2009	7,000,000
10,000,000		Collier County, FL, Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/5/2009	10,000,000
17,000,000		Collier County, FL, Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/5/2009	17,000,000
13,500,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL, LOC), 0.580%, 2/4/2009	13,500,000
7,510,000		Florida Higher Educational Facilities Financing Authority, (Series 2002) Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 0.780%, 2/5/2009	7,510,000
7,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2006) Weekly VRDNs (Jacksonville University Project)/(Regions Bank, Alabama LOC), 0.750%, 2/5/2009	7,000,000
13,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	13,000,000
25,000,000		Florida Local Government Finance Commission, (Series A), 0.90% CP (Wachovia Bank, N.A. LOC), Mandatory Tender 2/9/2009	25,000,000
15,375,000	[3,4]	Florida State Board of Education, PZ-198, 1.00% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/23/2009	15,375,000
18,395,000	[3,4]	Florida State, MERLOTS (Series 2008-C07), 2.03% TOBs (Wachovia Bank, N.A. LIQ), Optional Tender 2/11/2009	18,395,000
27,500,000		Highlands County, FL, Health Facilities Authority, (Series 2000-A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.540%, 2/5/2009	27,500,000
26,500,000		Highlands County, FL, Health Facilities Authority, (Series 2000-B) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.540%, 2/5/2009	26,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$5,000,000		Highlands County, FL, Health Facilities Authority, (Series 2004A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.540%, 2/5/2009	$5,000,000
10,000,000		Highlands County, FL, Health Facilities Authority, (Series 2005E) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.520%, 2/5/2009	10,000,000
13,000,000		Highlands County, FL, Health Facilities Authority, (Series 2005F) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.540%, 2/5/2009	13,000,000
24,725,000		Highlands County, FL, Health Facilities Authority, (Series 2005H) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.470%, 2/5/2009	24,725,000
27,750,000		Highlands County, FL, Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 3.780%, 2/5/2009	27,750,000
5,160,000		Highlands County, FL, Health Facilities Authority, (Series 2006B-3) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.540%, 2/5/2009	5,160,000
25,000,000		Highlands County, FL, Health Facilities Authority, (Series 2008B-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.650%, 2/5/2009	25,000,000
50,000,000		Highlands County, FL, Health Facilities Authority, (Series 2008B-2) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 0.450%, 2/5/2009	50,000,000
2,160,000		Hillsborough County, FL, IDA, (Series 2001) Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	2,160,000
9,600,000		Hillsborough County, FL, IDA, (Series 2008B) Weekly VRDNs (University Community Hospital)/(Wachovia Bank, N.A. LOC), 1.420%, 2/5/2009	9,600,000
43,005,000	[3,4]	Hillsborough County, FL, IDA, (Series MT-008) Daily VRDNs (University Community Hospital)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.500%, 2/5/2009	43,005,000
4,260,000		Jacksonville, FL, HFDC Weekly VRDNs (River Garden Project)/(Wachovia Bank, N.A. LOC), 0.530%, 2/5/2009	4,260,000
2,500,000		Jacksonville, FL, Transportation Authority, Transportation Revenue Bonds (Series 2008B) Weekly VRDNs (Dexia Credit Local LIQ), 1.000%, 2/5/2009	2,500,000
17,825,000		Lee County, FL, IDA, (Series 2002) Weekly VRDNs (Shell Point Village, FL)/(Bank of America, N.A. LOC), 0.430%, 2/4/2009	17,825,000
5,000,000		Leesburg, FL, Hospital Authority, (Series 2008A) Weekly VRDNs (Central Florida Health Alliance)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$31,500,000		Manatee County, FL, School District, (Series 2008), 3.00% TANs, 10/7/2009	$31,774,251
690,000		Miami, FL, Health Facilities Authority, Health Facilities Refunding Revenue Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 0.470%, 2/4/2009	690,000
37,070,000		Miami, FL, Parking System Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (SunTrust Bank LOC), 0.540%, 2/5/2009	37,070,000
5,000,000		Miami-Dade County, FL, IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	5,000,000
57,440,000		Miami-Dade County, FL, School Board, (Series 2008C) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	57,440,000
17,000,000		North Broward Florida Hospital District, (Series 2008A) Weekly VRDNs (TD Banknorth, N.A. LOC), 0.420%, 2/5/2009	17,000,000
3,100,000		Orange County, FL, IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	3,100,000
5,400,000		Orange County, FL, IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	5,400,000
6,930,000		Orange County, FL, Health Facilities Authority, (Series 2006B) Weekly VRDNs (Presbyterian Retirement Communities)/(Branch Banking & Trust Co. LOC), 0.470%, 2/5/2009	6,930,000
16,500,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 0.540%, 2/4/2009	16,500,000
5,250,000		Orange County, FL, Health Facilities Authority, (Series 2008G) Weekly VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 1.000%, 2/4/2009	5,250,000
24,670,000	[3,4]	Orange County, FL, Health Facilities Authority, Stage Trust (Series 2008-64C) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.560%, 2/5/2009	24,670,000
58,235,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.750%, 2/5/2009	58,235,000
11,300,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/ (Citibank, N.A., New York LIQ), 0.560%, 2/5/2009	11,300,000
20,000,000		Orlando, FL, Utilities Commission, Refunding Revenue Bonds (Series 2004), 5.25% Bonds, 7/1/2009	20,273,061
18,465,000		Palm Beach County, FL, (Series 2003) Weekly VRDNs (Morse Obligated Group)/(Commerce Bank, N.A., Cherry Hill, NJ, LOC), 0.450%, 2/5/2009	18,465,000
6,410,000		Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 0.680%, 2/5/2009	6,410,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL, LOC), 0.540%, 2/4/2009	$4,000,000
3,445,000		Pasco County, FL, Educational Facilities Authority, (Series 1999) Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 0.780%, 2/6/2009	3,445,000
11,590,000		Santa Rosa County, FL, Health Facilities Revenue Bonds Weekly VRDNs (Baptist Hospital, Inc. (FL))/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	11,590,000
17,600,000		Sarasota County, FL, Public Hospital District, (Series 2007B) Weekly VRDNs (Sarasota Memorial Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 2/6/2009	17,600,000
12,500,000		St. Petersburg, FL, HFA, (Series 2008) Weekly VRDNs (Florida Blood Services, Inc.)/(Wachovia Bank, N.A. LOC), 0.530%, 2/5/2009	12,500,000
13,265,000	[3,4]	Tallahassee, FL, Energy System, Solar Eclipse (Series 2007-078) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.700%, 2/2/2009	13,265,000
5,195,000	[3,4]	Tampa Bay, FL, Water Utility System, Variable Rate Certificates (Series 2001-N) Weekly VRDNs (Bank of America, N.A. LIQ), 3.530%, 2/5/2009	5,195,000
16,325,000		Tampa, FL, (Series 2007) Weekly VRDNs (Dacco, Inc.)/(Wachovia Bank, N.A. LOC), 0.530%, 2/5/2009	16,325,000
12,900,000		Tohopekaliga, FL, Water Authority, (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.500%, 2/5/2009	12,900,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	10,000,000
2,125,000		Venice, FL, Health Care Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/5/2009	2,125,000
		TOTAL	1,055,669,101
		Georgia--4.5%
19,500,000		Atlanta, GA, Development Authority, (Series 2007) Weekly VRDNs (Atlanta Botanical Garden, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	19,500,000
10,000,000		Atlanta, GA, Development Authority, (Series 2009) Weekly VRDNs (Georgia Aquarium, Inc.)/(SunTrust Bank LOC), 0.570%, 2/5/2009	10,000,000
167,780,000		Atlanta, GA, Water & Wastewater, (Series 2001 B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/5/2009	167,780,000
20,000,000	[3,4]	Atlanta, GA, Water & Wastewater, EAGLES (Series 2006-0094) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank, N.A., New York LIQ), 0.560%, 2/5/2009	20,000,000
4,760,000		Augusta, GA, HFA, (Series 1999) Weekly VRDNs (Sterling Ridge Apartments)/(Regions Bank, Alabama LOC), 1.500%, 2/5/2009	4,760,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$4,800,000		Cherokee County, GA, Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.590%, 2/4/2009	$4,800,000
31,100,000		Dalton, GA, Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	31,100,000
3,430,000		De Kalb Private Hospital Authority, GA, (Series 1994B) Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 0.440%, 2/4/2009	3,430,000
5,500,000		DeKalb County, GA, Development Authority, (Series 2007) Weekly VRDNs (The Paideia School, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	5,500,000
45,480,000		DeKalb County, GA, Hospital Authority, (Series 2003B) Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 0.900%, 2/5/2009	45,480,000
12,950,000		DeKalb County, GA, MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments) /(FHLMC LOC), 0.450%, 2/5/2009	12,950,000
2,400,000		Fulton County, GA, Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank, N.A. LOC), 0.550%, 2/5/2009	2,400,000
9,870,000		Fulton County, GA, Development Authority, (Series 2001) Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	9,870,000
4,500,000		Fulton County, GA, Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	4,500,000
5,700,000		Fulton County, GA, Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	5,700,000
12,000,000		Fulton County, GA, Development Authority, (Series 2007) Weekly VRDNs (Piedmont Healthcare, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	12,000,000
25,000,000		Fulton County, GA, Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 0.470%, 2/4/2009	25,000,000
7,000,000		Gainesville & Hall County, GA, Hospital Authority, (Series 2008B) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	7,000,000
8,000,000		Gainesville & Hall County, GA, Hospital Authority, (Series 2008C) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	8,000,000
8,300,000		Gainesville & Hall County, GA, Hospital Authority, (Series 2008E) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	8,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$8,300,000		Gainesville & Hall County, GA, Hospital Authority, (Series 2008F) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	$8,300,000
6,820,000		Gainesville, GA, Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	6,820,000
6,395,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 0.540%, 2/4/2009	6,395,000
17,210,000	[3,4]	Georgia State, PUTTERs (Series 128) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.460%, 2/5/2009	17,210,000
2,184,000		Gwinnett County, GA, Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 0.550%, 2/4/2009	2,184,000
38,790,000		Gwinnett County, GA, Hospital Authority, (Series 2007B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(SunTrust Bank LIQ), 1.500%, 2/4/2009	38,790,000
7,640,000		Gwinnett County, GA, Hospital Authority, (Series A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 0.470%, 2/4/2009	7,640,000
13,350,000		Gwinnett County, GA, Hospital Authority, (Series B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 0.470%, 2/4/2009	13,350,000
13,765,000		Peach County, GA, Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank, N.A. LOC), 0.530%, 2/5/2009	13,765,000
17,100,000		Richmond County, GA, Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(UBS AG LOC), 0.350%, 2/4/2009	17,100,000
8,000,000		Richmond County, GA, Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.600%, 2/4/2009	8,000,000
18,060,000		Rockdale County, GA, Hospital Authority, (Series 2002) Weekly VRDNs (Rockdale Hospital and Health System, Inc.)/(Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	18,060,000
5,700,000		Savannah, GA, EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	5,700,000
22,975,000		Savannah, GA, EDA, (Series 2008B: Indigo Pointe) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank, N.A. LOC), 0.510%, 2/5/2009	22,975,000
28,655,000		South Regional Joint Development Authority, GA, (Series 2008B) Weekly VRDNs (VSU Auxiliary Services Real Estate Foundation, Inc.)/ (Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	28,655,000
		TOTAL	623,014,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Hawaii--0.5%
$14,960,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 834) Weekly VRDNs (Hawaii Pacific Health)/(JPMorgan Chase & Co. LIQ)/ (JPMorgan Chase & Co. LOC), 0.530%, 2/5/2009	$14,960,000
58,325,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 835) Weekly VRDNs (Hawaii Pacific Health)/(JPMorgan Chase & Co. LIQ)/ (JPMorgan Chase & Co. LOC), 0.530%, 2/5/2009	58,325,000
		TOTAL	73,285,000
		Idaho--0.2%
27,000,000		Idaho State, 3.00% TANs, 6/30/2009	27,138,595
		Illinois--7.4%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.540%, 2/5/2009	12,410,000
19,050,000		Chicago, IL, Board of Education, (Series 2000B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/5/2009	19,050,000
79,520,000		Chicago, IL, Board of Education, (Series 2000C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/5/2009	79,520,000
21,650,000		Chicago, IL, Board of Education, (Series 2000D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/5/2009	21,650,000
41,425,000	[3,4]	Chicago, IL, Board of Education, (Series 2008-C6), 2.03% TOBs (Assured Guaranty Corp. INS)/(Wachovia Bank, N.A. LIQ), Optional Tender 2/11/2009	41,425,000
17,770,000	[3,4]	Chicago, IL, Board of Education, PUTTERs (Series 2997) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.980%, 2/5/2009	17,770,000
10,500,000		Chicago, IL, Wastewater Transmission Daily VRDNs (Northern Trust Co., Chicago, IL, LOC), 0.650%, 2/2/2009	10,500,000
12,000,000		Chicago, IL, Wastewater Transmission, (Series 2008 C-1) Daily VRDNs (Harris, N.A. LOC), 0.650%, 2/2/2009	12,000,000
15,000,000		Chicago, IL, Wastewater Transmission, (Series 2008 C-2) Daily VRDNs (Bank of America, N.A. LOC), 0.650%, 2/2/2009	15,000,000
20,000,000		Chicago, IL, Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2004-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.400%, 2/5/2009	20,000,000
14,900,000		Chicago, IL, Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2004-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.400%, 2/5/2009	14,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$3,225,000		Chicago, IL, Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2004-3) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.400%, 2/5/2009	$3,225,000
9,500,000		Chicago, IL, (Series 2005) Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/5/2009	9,500,000
8,800,000	[3,4]	Chicago, IL, ROCs (Series 10275) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.070%, 2/5/2009	8,800,000
4,250,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.510%, 2/4/2009	4,250,000
7,185,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.280%, 2/5/2009	7,185,000
10,770,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.580%, 2/5/2009	10,770,000
3,900,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	3,900,000
4,815,000		Hopedale Village, IL, (Series 1998) Weekly VRDNs (Hopedale Medical Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.680%, 2/5/2009	4,815,000
2,000,000		Illinois Development Finance Authority IDB Weekly VRDNs (Burpee Museum of Natural History)/(JPMorgan Chase Bank, N.A. LOC), 1.000%, 2/5/2009	2,000,000
30,300,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(Harris, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL, LOCs), 0.350%, 2/4/2009	30,300,000
54,850,000		Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 2.010%, 2/4/2009	54,850,000
1,340,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 1.000%, 2/5/2009	1,340,000
3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.560%, 2/4/2009	3,700,000
16,700,000		Illinois Educational Facilities Authority, (Series B-2), 1.85% TOBs (University of Chicago), Mandatory Tender 7/28/2009	16,700,000
5,545,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 2/4/2009	5,545,000
22,500,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Chicago Historical Society)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/5/2009	22,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$2,100,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Elgin Academy)/(RBS Citizens Bank, N.A. LOC), 3.260%, 2/4/2009	$2,100,000
18,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	18,000,000
14,500,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Holy Cross Hospital)/(Bank of America, N.A. LOC), 0.580%, 2/5/2009	14,500,000
100,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.600%, 2/5/2009	100,425,000
36,595,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.600%, 2/4/2009	36,595,000
3,000,000		Illinois Finance Authority, (Series 2007F) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(National City Bank LIQ), 1.250%, 2/4/2009	3,000,000
11,100,000		Illinois Finance Authority, (Series 2008A) Daily VRDNs (Northwestern Memorial Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.600%, 2/2/2009	11,100,000
4,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Rush University Medical Center Obligated Group)/(Northern Trust Co., Chicago, IL, LOC), 0.250%, 2/5/2009	4,000,000
8,500,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Allied Irish Banks PLC LOC), 0.450%, 2/4/2009	8,500,000
5,700,000		Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Northwest Community Hospital)/(Wells Fargo Bank, N.A. LOC), 0.280%, 2/5/2009	5,700,000
19,000,000		Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/4/2009	19,000,000
12,000,000		Illinois Finance Authority, (Series A-2), 1.90% TOBs (Advocate Health Care Network), Mandatory Tender 2/5/2009	12,000,000
19,570,000	[3,4]	Illinois Finance Authority, (Stage Trust Series 2008-27C) Weekly VRDNs (Children's Memorial Hospital)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.530%, 2/5/2009	19,570,000
70,145,000		Illinois Finance Authority, Refunding Bonds (Series 2006A) Weekly VRDNs (Loyola University Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/4/2009	70,145,000
48,605,000		Illinois Finance Authority, Series 2005 Weekly VRDNs (Alexian Brothers Health System)/(FSA INS)/(Harris, N.A. LIQ), 0.600%, 2/5/2009	48,605,000
2,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.600%, 2/5/2009	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$41,700,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1997) Weekly VRDNs (Rehabilitation Institute of Chicago)/(Bank of America, N.A. LOC), 0.500%, 2/5/2009	$41,700,000
75,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 2/5/2009	75,000,000
12,900,000	[3,4]	Illinois State Toll Highway Authority, PUTTERs (Series 2754) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 0.980%, 2/5/2009	12,900,000
14,855,000		Lombard, IL, (Series 2000: Clover Creek Apartments) Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 0.480%, 2/5/2009	14,855,000
10,815,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, Austin (Series 2008-3008X) Weekly VRDNs (Bank of America, N.A. LIQ), 1.280%, 2/5/2009	10,815,000
6,580,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26), 2.00% TOBs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York LIQ), Optional Tender 3/11/2009	6,580,000
2,660,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.980%, 2/5/2009	2,660,000
20,985,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (Deutsche Bank AG LIQ), 0.540%, 2/5/2009	20,985,000
8,470,000		Orland Hills, IL, (Series 1985 A) Weekly VRDNs (West Haven Properties Partnership)/(Bank of America, N.A. LOC), 0.560%, 2/4/2009	8,470,000
		TOTAL	1,022,810,000
		Indiana--2.8%
14,930,000		Frankfort, IN, EDA, (Series 2004) Weekly VRDNs (Wesley Manor, Inc.)/(KBC Bank, NV, , NJ, LOC), 1.280%, 2/5/2009	14,930,000
4,500,000		Indiana Finance Authority, (Series 2008) Daily VRDNs (Floyd Memorial Hospital and Health Services)/(Branch Banking & Trust Co. LOC), 0.700%, 2/2/2009	4,500,000
78,625,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/ (FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/4/2009	78,625,000
35,300,000		Indiana Health & Educational Facility Financing Authority, (Series 2005B) Weekly VRDNs (Clarian Health Obligated Group)/ (FSA INS)/(Dexia Credit Local LIQ), 3.500%, 2/4/2009	35,300,000
8,970,000		Indiana Health & Educational Facility Financing Authority, (Series 2005D) Weekly VRDNs (Clarian Health Obligated Group)/(Branch Banking & Trust Co. LOC), 0.430%, 2/4/2009	8,970,000
5,700,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 2/5/2009	5,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$7,725,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	$7,725,000
165,000		Indiana Health Facility Financing Authority Weekly VRDNs (Crossroads Rehabilitation Center)/(JPMorgan Chase Bank, N.A. LOC), 3.000%, 2/5/2009	165,000
10,730,000		Indiana Health Facility Financing Authority, (Series 2003) Weekly VRDNs (Major Hospital Board of Trustees)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/5/2009	10,730,000
18,400,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/5/2009	18,400,000
25,985,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A) Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 1.280%, 2/5/2009	25,985,000
10,900,000		Indiana State Finance Authority (Health System Bonds), (Series 2008B) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/5/2009	10,900,000
11,500,000		Indiana State Finance Authority (Health System Bonds), (Series 2008D) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America, N.A. LOC), 0.470%, 2/4/2009	11,500,000
11,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008E) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	11,000,000
18,235,000	[3,4]	Indianapolis, IN, Local Public Improvement Bond Bank, PUTTERs (Series 2788) Weekly VRDNs (Indianapolis, IN, Waterworks Department)/ (JPMorgan Chase & Co. LIQ), 0.480%, 2/5/2009	18,235,000
29,700,000		Indianapolis, IN, MFH, (Series 2007: Lake Nora & Fox Club Projects) Weekly VRDNs (FARH-Fox Lake Affordable Housing, Inc.)/(FNMA LOC), 0.450%, 2/5/2009	29,700,000
6,530,000		Indianapolis, IN, (Series 2000, Marquette Manor Project) Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC), 0.630%, 2/5/2009	6,530,000
23,215,000		Lawrence, IN, Economic Development Revenue Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.580%, 2/5/2009	23,215,000
55,680,000		Richmond, IN, Hospital Authority, (Series 2005A) Weekly VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.750%, 2/4/2009	55,680,000
1,775,000		St. Joseph County, IN, EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 1.450%, 2/4/2009	1,775,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$4,000,000		Vigo County, IN, EDA, (Series 2001) Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC), 0.780%, 2/5/2009	$4,000,000
6,695,000		Winona Lake, IN, EDRB, (Series 2006) Weekly VRDNs (Grace Village Retirement Community) /(Fifth Third Bank, Cincinnati LOC), 2.530%, 2/5/2009	6,695,000
		TOTAL	390,260,000
		Iowa--0.9%
14,180,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America, N.A. LOC), 0.560%, 2/5/2009	14,180,000
9,100,000		Iowa Finance Authority, (Subseries 2005A-1) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(U.S. Bank, N.A. LIQ), 0.800%, 2/4/2009	9,100,000
45,425,000		Iowa Finance Authority, (Subseries 2005A-2) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.800%, 2/4/2009	45,425,000
22,000,000		Iowa Finance Authority, (Subseries 2008A-1) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 0.800%, 2/4/2009	22,000,000
37,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL, LOC), 0.480%, 2/5/2009	37,000,000
		TOTAL	127,705,000
		Kansas--0.2%
15,000,000		Olathe, KS, 2.50% BANs, 12/1/2009	15,000,000
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.560%, 2/5/2009	10,195,000
		TOTAL	25,195,000
		Kentucky--1.2%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.590%, 2/5/2009	20,080,000
4,961,000		Henderson County, KY, (Series 2003B) Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	4,961,000
28,485,000		Kentucky Turnpike Authority, (1985 Series A), 6.00% Bonds (FSA INS), 7/1/2009	28,526,542
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kentucky--continued
$74,925,000		Louisville & Jefferson County, KY, Metropolitan Sewer District, (Series 2003B) Daily VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.950%, 2/2/2009	$74,925,000
6,650,000		Madisonville, KY, Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 0.580%, 2/5/2009	6,650,000
7,675,000		Russell, KY, Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/5/2009	7,675,000
17,125,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.530%, 2/5/2009	17,125,000
5,000,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.550%, 2/6/2009	5,000,000
		TOTAL	164,942,542
		Louisiana--3.0%
80,000,000		Ascension Parish, LA, IDB, (Series 2007) Weekly VRDNs (IMTT-Geismar)/(SunTrust Bank LOC), 0.540%, 2/4/2009	80,000,000
41,410,000		Jefferson Parish, LA, Hospital Service District No. 1, (Series A), 5.85% Bonds (United States Treasury PRF 1/1/2010@100), 1/1/2034	43,152,140
100,000,000		Lake Charles, LA, Harbor & Terminal District, (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland NV, Utrecht INV), Mandatory Tender 3/15/2009	100,000,000
7,200,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001) Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 0.590%, 2/4/2009	7,200,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC), 0.800%, 2/4/2009	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC), 0.590%, 2/4/2009	3,350,000
14,900,000	[3,4]	Louisiana Local Government Environmental Facilities Community Development Authority, PUTTERs (Series 2733) Weekly VRDNs (Westlake Chemical Corp.)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/5/2009	14,900,000
10,725,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 0.730%, 2/5/2009	10,725,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Louisiana--continued
$40,000,000		Louisiana Public Facilities Authority, (Series 2004) Weekly VRDNs (Tiger Athletic Foundation)/(Regions Bank, Alabama LOC), 1.000%, 2/5/2009	$40,000,000
8,600,000		Louisiana Public Facilities Authority, (Series 2008A) Weekly VRDNs (CommCare Corporation)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/5/2009	8,600,000
7,900,000		Louisiana Public Facilities Authority, (Series 2008D-1) Weekly VRDNs (Christus Health System)/(Bank of Nova Scotia, Toronto LOC), 0.430%, 2/4/2009	7,900,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank, N.A., New York LIQ), 0.780%, 2/5/2009	81,000,000
14,200,000		St. James Parish, LA, (Series 2008) Weekly VRDNs (NuStar Logistics, LP)/(SunTrust Bank LOC), 0.540%, 2/4/2009	14,200,000
5,000,000		St. Tammany Parish Development District, LA, (Series 2008A) Weekly VRDNs (Slidell Development Company, LLC)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	5,000,000
		TOTAL	420,027,140
		Maine--0.1%
5,645,000		Maine Finance Authority, (Series 2008) Weekly VRDNs (Council of International Study Programs, Inc.)/(RBS Citizens Bank, N.A. LOC), 0.600%, 2/5/2009	5,645,000
3,400,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.450%, 2/5/2009	3,400,000
		TOTAL	9,045,000
		Maryland--1.8%
14,055,000		Baltimore County, MD, IDA, Variable Rate Demand Acquisition Program, (Series 1986) Weekly VRDNs (Baltimore Capital Acquisition)/(GTD by Bayerische Landesbank LOC), 0.550%, 2/4/2009	14,055,000
2,265,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY, LOC), 0.530%, 2/6/2009	2,265,000
8,510,000		Carroll County, MD, Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	8,510,000
5,775,000		Easton, MD, Revenue Bonds, (Series 2008A) Weekly VRDNs (William Hill Manor, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	5,775,000
4,240,000		Howard County, MD, Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY, LOC), 0.560%, 2/3/2009	4,240,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$940,000		Howard County, MD, Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY, LOC), 0.630%, 2/6/2009	$940,000
2,770,000		Maryland IDFA, (Series 2002A) Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC), 0.470%, 2/4/2009	2,770,000
900,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	900,000
1,950,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	1,950,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B) Weekly VRDNs (eMerge, Inc.)/(PNC Bank, N.A. LOC), 0.470%, 2/6/2009	2,185,000
4,160,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/ (Bank of America, N.A. LOC), 0.450%, 2/5/2009	4,160,000
1,482,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY, LOC), 0.560%, 2/3/2009	1,482,000
6,050,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY, LOC), 0.580%, 2/4/2009	6,050,000
280,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998) Weekly VRDNs (Woodbourne Center, Inc.)/(PNC Bank, N.A. LOC), 0.490%, 2/3/2009	280,000
7,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.470%, 2/4/2009	7,300,000
735,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	735,000
23,555,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY, LOC), 0.460%, 2/6/2009	23,555,000
6,935,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004A) Weekly VRDNs (Shore Health System)/(SunTrust Bank LOC), 0.540%, 2/5/2009	6,935,000
16,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006) Weekly VRDNs (Gilman School, Inc.)/(SunTrust Bank LOC), 0.470%, 2/4/2009	16,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$10,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/ (SunTrust Bank LOC), 0.540%, 2/4/2009	$10,000,000
2,620,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Gaudenzia Foundation, Inc.)/(PNC Bank, N.A. LOC), 0.470%, 2/6/2009	2,620,000
6,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Boys' Latin School of Maryland, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	6,000,000
1,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Suburban Hospital Healthcare System, Inc.)/ (SunTrust Bank LOC), 0.540%, 2/4/2009	1,500,000
34,675,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008G) Daily VRDNs (University of Maryland Medical System Corporation)/(Wachovia Bank, N.A. LOC), 0.620%, 2/2/2009	34,675,000
2,615,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005) Weekly VRDNs (Yeshivat Rambam Issue)/(PNC Bank, N.A. LOC), 0.470%, 2/6/2009	2,615,000
3,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997) Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY, LOC), 0.560%, 2/4/2009	3,000,000
10,635,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY, LOC), 0.530%, 2/6/2009	10,635,000
3,985,000	[3,4]	Maryland State Transportation Authority, (BB&T Series 2008-37) Weekly VRDNs (FSA INS)/(Branch Banking & Trust Co. LIQ), 0.450%, 2/5/2009	3,985,000
16,995,000		Montgomery County, MD, EDA, (Series 2002) Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	16,995,000
17,000,000		Montgomery County, MD, EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	17,000,000
1,814,000		Montgomery County, MD, Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY, LOC), 0.610%, 2/3/2009	1,814,000
3,335,000		Montgomery County, MD, Housing Opportunities Commission, (Series 2008-A) Weekly VRDNs (PNC Bank, N.A. LOC), 0.470%, 2/5/2009	3,335,000
18,650,000		Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series A) Daily VRDNs (Dexia Credit Local LIQ), 0.600%, 2/2/2009	18,650,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$950,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY, LOC), 0.580%, 2/6/2009	$950,000
8,000,000		Westminster, MD, Educational Facilities, (Series 2000) Weekly VRDNs (Western Maryland College, Inc.)/(Wachovia Bank, N.A. LOC), 0.510%, 2/5/2009	8,000,000
		TOTAL	252,661,000
		Massachusetts--2.5%
5,000,000		Beverly, MA, 1.50% BANs, 10/21/2009	5,032,198
5,355,000		Commonwealth of Massachusetts, (Series A), 5.50% Bonds, 2/1/2009	5,355,000
28,500,000		Commonwealth of Massachusetts, (Series B), 4.00% RANs, 4/30/2009	28,622,107
40,000,000		Commonwealth of Massachusetts, 3.00% BANs, 3/5/2009	40,077,621
4,600,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A) Daily VRDNs (Dexia Credit Local LIQ), 2.000%, 2/2/2009	4,600,000
29,390,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America, N.A. LIQ), 0.580%, 2/5/2009	29,390,000
15,170,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America, N.A. LOC), 0.500%, 2/4/2009	15,170,000
2,690,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America, N.A. LOC), 0.500%, 2/4/2009	2,690,000
22,810,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.580%, 2/5/2009	22,810,000
20,000,000		Massachusetts HEFA, (Series A) Weekly VRDNs (Suffolk University)/(RBS Citizens Bank, N.A. LOC), 0.680%, 2/5/2009	20,000,000
7,500,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/(JPMorgan Chase Bank, N.A. LOC), 0.520%, 2/5/2009	7,500,000
5,320,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Bank of America, N.A. LOC), 0.550%, 2/5/2009	5,320,000
19,200,000		Massachusetts School Building Authority, (Series A), 0.40% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 5/5/2009	19,200,000
6,290,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(RBS Citizens Bank, N.A. LOC), 0.680%, 2/5/2009	6,290,000
4,280,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(RBS Citizens Bank, N.A. LOC), 0.680%, 2/4/2009	4,280,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$20,200,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 0.800%, 2/4/2009	$20,200,000
2,305,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.520%, 2/5/2009	2,305,000
26,320,000		Massachusetts State Development Finance Agency, (Series B) Weekly VRDNs (Linden Ponds, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.050%, 2/5/2009	26,320,000
20,500,000	[3,4]	Massachusetts State Development Finance Agency, AUSTIN (Series 2007-344) Weekly VRDNs (Newbridge on the Charles)/(Bank of America, N.A. LIQ)/(Bank of America, N.A. LOC), 0.640%, 2/5/2009	20,500,000
46,500,000		Quincy, MA, 1.50% BANs, 1/29/2010	46,889,379
15,000,000		Weston, MA, 3.00% BANs, 2/6/2009	15,000,999
		TOTAL	347,552,304
		Michigan--3.6%
2,700,000		Board of Trustees of Grand Valley State University, MI, (Series 2008-B) Weekly VRDNs (RBS Citizens Bank, N.A. LOC), 0.400%, 2/5/2009	2,700,000
15,000,000	[3,4]	Detroit, MI, Sewage Disposal System, Eagles (Series 2006-0127) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank, N.A., New York LIQ), 0.570%, 2/5/2009	15,000,000
4,995,000	[3,4]	Detroit, MI, Water Supply System, (PT-3903) Weekly VRDNs (Assured Guaranty Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 1.090%, 2/5/2009	4,995,000
10,705,000	[3,4]	Grand Rapids & Kent County, MI, Joint Building Authority, (Series 2001-JPMC7) Weekly VRDNs (Kent County, MI)/(JPMorgan Chase & Co. LIQ), 0.500%, 2/4/2009	10,705,000
10,000,000		Jackson County, MI, Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.530%, 2/5/2009	10,000,000
10,500,000		Jackson County, MI, Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.530%, 2/5/2009	10,500,000
7,000,000		Jackson County, MI, Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.700%, 2/5/2009	7,000,000
63,120,000		Kalamazoo, MI, Hospital Finance Authority, (Series 2006) Weekly VRDNs (Bronson Methodist Hospital)/(FSA INS)/(National City Bank LOC), 1.500%, 2/4/2009	63,120,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$12,000,000		Livonia, MI, Economic Development Corp., (Series 2007) Weekly VRDNs (Madonna University)/(RBS Citizens Bank, N.A. LOC), 0.680%, 2/6/2009	$12,000,000
17,585,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/5/2009	17,585,000
3,600,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	3,600,000
38,300,000		Michigan Higher Education Facilities Authority, (Series 2008A) Weekly VRDNs (Thomas M Cooley Law School)/(Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	38,300,000
14,000,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(RBS Citizens Bank, N.A. LOC), 0.500%, 2/5/2009	14,000,000
10,000,000		Michigan Municipal Bond Authority Clean Water Revolving Fund, 3.00% BANs, 7/15/2009	10,095,104
3,500,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	3,500,000
1,105,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.800%, 2/2/2009	1,105,000
98,450,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/4/2009	98,450,000
17,100,000		Michigan State Hospital Finance Authority, (Series 2008B) Weekly VRDNs (McLaren Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/4/2009	17,100,000
12,360,000		Michigan State Hospital Financial Authority, (Series 2006C) Weekly VRDNs (Henry Ford Health System, MI)/(RBS Citizens Bank, N.A. LOC), 0.440%, 2/4/2009	12,360,000
9,380,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/ (FNMA LOC), 0.550%, 2/5/2009	9,380,000
11,300,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/(Comerica Bank LOC), 0.700%, 2/2/2009	11,300,000
1,580,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 1.030%, 2/5/2009	1,580,000
75,000,000		Michigan State, 3.00% RANs, 9/30/2009	75,462,292
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$20,775,000	[3,4]	Michigan State, Grant Anticipation Bonds PUTTERs (Series 2097) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 0.980%, 2/5/2009	$20,775,000
6,500,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.350%, 2/4/2009	6,500,000
17,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America, N.A. LOC), 0.450%, 2/4/2009	17,000,000
		TOTAL	494,112,396
		Minnesota--1.6%
1,975,000		Apple Valley, MN, IDRB (Series 1995) Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 1.030%, 2/5/2009	1,975,000
5,000,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.550%, 2/5/2009	5,000,000
15,735,000	[3,4]	Bloomington, MN, (Series 2008-52C) Weekly VRDNs (Minnesota Masonic Home Care Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), 0.530%, 2/5/2009	15,735,000
7,000,000		Center City, MN, (Series 2000) Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 0.780%, 2/5/2009	7,000,000
2,500,000		Center City, MN, (Series 2002) Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 0.780%, 2/5/2009	2,500,000
4,550,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	4,550,000
4,300,000		Mendota Heights, MN, (Series 1999) Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC), 0.620%, 2/5/2009	4,300,000
5,800,000		Minneapolis, MN, Health Care System, (Series 2008C) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/4/2009	5,800,000
2,300,000		Minneapolis, MN, Health Care System, (Series 2008D) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.450%, 2/4/2009	2,300,000
3,386,000		Minneapolis, MN, (Series 2001) Daily VRDNs (Minnehaha Academy)/(U.S. Bank, N.A. LOC), 0.550%, 2/2/2009	3,386,000
16,710,000		Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.550%, 2/5/2009	16,710,000
7,630,000		Minneapolis, MN, Library Bonds (Series 2003) Weekly VRDNs (Dexia Credit Local LIQ), 0.670%, 2/5/2009	7,630,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$11,700,000		Minneapolis/St. Paul, MN, Housing & Redevelopment Authority, (Series 2007A - Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(FSA INS)/(U.S. Bank, N.A. LIQ), 0.650%, 2/2/2009	$11,700,000
7,320,000		Minnesota Agricultural and Economic Development Board, (Series 1996) Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC), 0.780%, 2/5/2009	7,320,000
4,000,000	[3,4]	Minnesota State HFA, (Series E-9) Weekly VRDNs (Wells Fargo Bank, N.A. INV)/(Royal Bank of Canada, Montreal LIQ), 0.580%, 2/5/2009	4,000,000
1,600,000		Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 0.600%, 2/4/2009	1,600,000
1,935,000		Minnesota State Higher Education Facility Authority, (Series Six E-1) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.480%, 2/5/2009	1,935,000
1,745,000		Minnesota State Higher Education Facility Authority, (Series Six-E2) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.480%, 2/5/2009	1,745,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(Bank of New York LOC), 0.470%, 2/5/2009	4,100,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.550%, 2/5/2009	4,560,000
3,575,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America, N.A. LOC), 0.580%, 2/6/2009	3,575,000
5,085,000		Robbinsdale, MN, (Series 2008A-1) Weekly VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 0.550%, 2/5/2009	5,085,000
10,000,000		Rochester, MN, Health Care Facility Authority, (Series D), 1.68% TOBs (Mayo Foundation), Mandatory Tender 3/30/2009	10,000,000
10,000,000		Rochester, MN, Health Care Facility Authority, (Series E), 1.68% TOBs (Mayo Foundation), Mandatory Tender 3/7/2009	10,000,000
13,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank, N.A. LOC), 0.530%, 2/5/2009	13,000,000
28,500,000		Southern Minnesota Municipal Power Agency, 0.450% CP, Mandatory Tender 3/5/2009	28,500,000
3,000,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.480%, 2/5/2009	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$13,220,000		St. Cloud, MN, (Series 2008B) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.480%, 2/5/2009	$13,220,000
3,335,000		St. Cloud, MN, (Series 2008C) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.510%, 2/5/2009	3,335,000
5,565,000		St. Louis Park, MN, (Series 2003) Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 0.550%, 2/5/2009	5,565,000
4,250,000		St. Paul, MN, Housing & Redevelopment Authority, (Series 2001) Daily VRDNs (Cretin-Derham Hall)/(Allied Irish Banks PLC LOC), 0.620%, 2/5/2009	4,250,000
4,100,000		St. Paul, MN, Port Authority, (Series 1991) Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 0.700%, 2/4/2009	4,100,000
2,115,000		St. Paul, MN, Port Authority, District Heating Revenue Bonds (Series 2003-4 H) Weekly VRDNs (Dexia Credit Local LOC), 4.000%, 2/4/2009	2,115,000
4,700,000		University of Minnesota, (Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2009	4,700,000
		TOTAL	224,291,000
		Mississippi--0.6%
30,745,000		Mississippi Business Finance Corp., (Series 2006) Weekly VRDNs (Rush Medical Foundation)/(Regions Bank, Alabama LOC), 0.900%, 2/6/2009	30,745,000
14,250,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Gulf Ship, LLC)/(Regions Bank, Alabama LOC), 0.730%, 2/5/2009	14,250,000
11,850,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	11,850,000
7,765,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.780%, 2/5/2009	7,765,000
7,200,000		Mississippi Development Bank, (Series 2008) Weekly VRDNs (Mississippi Convention Center)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	7,200,000
6,235,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.450%, 2/5/2009	6,235,000
		TOTAL	78,045,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--1.7%
$11,650,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Bank of America, N.A. LOC), 0.460%, 2/4/2009	$11,650,000
20,350,000		Missouri State HEFA, (Series 2005C-1) Daily VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 0.900%, 2/2/2009	20,350,000
7,500,000		Missouri State HEFA, (Series 2005C-2) Weekly VRDNs (SSM Healthcare)/(Bank of America, N.A. LOC), 0.460%, 2/4/2009	7,500,000
47,565,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Citibank, N.A., New York LIQ), 1.500%, 2/4/2009	47,565,000
6,500,000		Missouri State HEFA, (Series 2005D-1) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/4/2009	6,500,000
12,400,000		Missouri State HEFA, (Series 2005D-2) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/4/2009	12,400,000
55,000,000		Missouri State HEFA, (Series 2008-D) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Royal Bank of Canada, Montreal LIQ), 0.450%, 2/5/2009	55,000,000
16,700,000		Missouri State HEFA, (Series 2008-F) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(JPMorgan Chase Bank, N.A. LIQ), 0.480%, 2/4/2009	16,700,000
16,700,000		Missouri State HEFA, (Series 2008-H) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Northern Trust Co., Chicago, IL, LIQ), 0.460%, 2/4/2009	16,700,000
9,000,000		Missouri State HEFA, (Series C-4), 3.50% TOBs (Ascension Health Credit Group), Mandatory Tender 11/15/2009	9,186,541
20,000,000		Missouri State HEFA, (Subseries 2005A-2) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/4/2009	20,000,000
7,400,000		Missouri State HEFA, 2008 A Weekly VRDNs (Children's Mercy Hospital)/(UBS AG LOC), 0.550%, 2/4/2009	7,400,000
		TOTAL	230,951,541
		Montana--0.1%
16,000,000		Richland County, MT, (Series 2006) Weekly VRDNs (Sidney Health Center)/(Allied Irish Banks PLC LOC), 0.580%, 2/5/2009	16,000,000
		Multi State--0.1%
11,610,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT)/ (Series 2007-50) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.580%, 2/5/2009	11,610,000
3,485,000		Dallas County, AL, Housing Development Corp., (Series 1999: Jim Manor Garden Homes) Weekly VRDNs (Dallas County, AL)/(Wachovia Bank, N.A. LOC), 0.600%, 2/6/2009	3,485,000
2,845,000	[3,4]	Delaware River Port Authority Revenue, (SGA 89) Daily VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.950%, 2/2/2009	2,845,000
		TOTAL	17,940,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Nevada--1.1%
$6,500,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	$6,500,000
26,700,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	26,700,000
14,350,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.550%, 2/4/2009	14,350,000
49,455,000		Clark County, NV, School District, (Series 2001B) Daily VRDNs (FSA INS)/(GTD by Bayerische Landesbank LIQ), 0.690%, 2/2/2009	49,455,000
28,500,000	[3,4]	Henderson, NV, Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.700%, 2/5/2009	28,500,000
21,400,000		Reno, NV, Hospital Revenue Bonds, (Series 2008B) Weekly VRDNs (Renown Regional Medical Center)/(Union Bank of California, N.A. LOC), 0.500%, 2/5/2009	21,400,000
5,500,000		Reno, NV, Hospital Revenue Bonds, (Series 2009A) Weekly VRDNs (Renown Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.400%, 2/4/2009	5,500,000
6,000,000		Reno, NV, Hospital Revenue Bonds, (Series 2009B) Weekly VRDNs (Renown Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.500%, 2/5/2009	6,000,000
		TOTAL	158,405,000
		New Jersey--2.2%
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/ (Series 2007-20) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.580%, 2/5/2009	21,000,000
10,985,000		East Brunswick Township, NJ, 2.00% BANs, 2/19/2009	10,986,913
4,200,000		Mercer County, NJ, 2.25% BANs, 1/14/2010	4,254,613
10,000,000		Monroe Township (Middlesex County), NJ, 2.25% BANs, 2/12/2009	10,001,326
10,537,000		Montclair Township, NJ, 2.50% BANs, 12/18/2009	10,632,520
4,600,000		Montclair Township, NJ, Temporary Notes, 2.50% BANs, 12/18/2009	4,641,700
11,925,000		New Jersey EDA, (2008 Series X) Weekly VRDNs (New Jersey State)/(Bank of America, N.A. LOC), 0.250%, 2/4/2009	11,925,000
1,800,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America, N.A. LOC), 0.200%, 2/5/2009	1,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$108,600,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 12004) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.060%, 2/5/2009	$108,600,000
3,000,000		New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/4/2009	3,000,000
13,642,000		Passaic County, NJ, 2.25% BANs, 5/13/2009	13,651,236
38,000,000		Readington Township, NJ, 2.00% BANs, 2/5/2009	38,000,814
8,886,113		Roxbury Township, NJ, 2.50% BANs, 12/4/2009	8,922,568
5,000,000		Sea Isle City, NJ, 2.50% BANs, 12/10/2009	5,016,711
13,010,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 0.440%, 2/5/2009	13,010,000
35,000,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	35,114,562
		TOTAL	300,557,963
		New York--2.7%
12,350,000	[3,4]	Erie County, NY, IDA, (Putters Series 2090) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.930%, 2/5/2009	12,350,000
3,875,000		Islip, NY, Union Free School District, 2.50% TANs, 6/26/2009	3,887,144
40,000,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wuerttemberg LOCs), 0.400%, 2/4/2009	40,000,000
10,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 2.90% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 2/12/2009	10,000,000
10,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 2.90% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 3/10/2009	10,000,000
26,300,000		Nassau County, NY, Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008D) Weekly VRDNs (Dexia Credit Local LIQ), 1.750%, 2/4/2009	26,300,000
23,025,000		Nassau, NY, Health Care Corp., (Series 2004C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.150%, 2/5/2009	23,025,000
8,490,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America, N.A. and Citibank, N.A., New York LOCs), 0.400%, 2/4/2009	8,490,000
4,000,000		New York City, NY, Municipal Water Finance Authority, (Fiscal 2006 Series AA-2) Daily VRDNs (Dexia Credit Local LIQ), 1.000%, 2/2/2009	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$7,350,000		New York City, NY, Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 1.000%, 2/2/2009	$7,350,000
350,000		New York City, NY, Transitional Finance Authority, (Fiscal 2001 Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2009	350,000
6,850,000		New York City, NY, Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-B) Daily VRDNs (Citibank, N.A., New York LIQ), 0.600%, 2/2/2009	6,850,000
6,500,000		New York City, NY, (Fiscal 1994 Series H-2) Daily VRDNs (Wachovia Bank, N.A. LIQ), 0.550%, 2/2/2009	6,500,000
12,200,000		New York City, NY, (Fiscal 1994 Series H-3) Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.600%, 2/2/2009	12,200,000
1,695,000		New York City, NY, (Fiscal 2006 Series H-1) Daily VRDNs (Dexia Credit Local LOC), 1.000%, 2/2/2009	1,695,000
28,000,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.820%, 2/5/2009	28,000,000
8,000,000		New York State Dormitory Authority, (Series 2006A) Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 0.200%, 2/4/2009	8,000,000
40,000,000		New York State Dormitory Authority, (Series 2006A-1) Weekly VRDNs (University of Rochester, NY)/(Bank of America, N.A. LOC), 0.390%, 2/4/2009	40,000,000
65,500,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C) Weekly VRDNs (City University of New York)/(Bank of America, N.A. LOC), 0.350%, 2/5/2009	65,500,000
10,000,000		New York State Local Government Assistance Corp., (Senior Series 2008B-BV2) Weekly VRDNs (Dexia Credit Local LIQ), 1.250%, 2/4/2009	10,000,000
14,400,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.350%, 2/5/2009	14,400,000
14,000,000		Oswego, NY, City School District, 2.50% BANs, 8/14/2009	14,047,455
8,700,000		Tonawanda Town, NY, 2.50% BANs, 9/9/2009	8,738,647
15,000,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 1.650%, 2/4/2009	15,000,000
		TOTAL	376,683,246
		North Carolina--2.0%
70,000,000		Charlotte, NC, Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank, N.A. LIQ), 0.500%, 2/5/2009	70,000,000
7,523,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 0.65% CP (Wachovia Bank, N.A. LOC), Mandatory Tender 4/20/2009	7,523,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$28,000,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 0.75% CP (Wachovia Bank, N.A. LOC), Mandatory Tender 4/20/2009	$28,000,000
49,525,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007F) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/5/2009	49,525,000
38,135,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007J) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/5/2009	38,135,000
10,100,000		Mecklenburg County, NC, (2006 Mecklenburg County) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.440%, 2/5/2009	10,100,000
6,595,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank, N.A. LOC), 0.470%, 2/4/2009	6,595,000
20,710,000		North Carolina Medical Care Commission, (Series 1992B) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank, N.A. LIQ), 0.550%, 2/5/2009	20,710,000
5,000,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	5,000,000
4,905,000		North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	4,905,000
2,100,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America, N.A. LOC), 0.450%, 2/5/2009	2,100,000
7,400,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (North Carolina Baptist)/(RBC Bank (USA) LIQ), 0.550%, 2/5/2009	7,400,000
6,700,000		North Carolina Medical Care Commission, (Series 2009C) Weekly VRDNs (North Carolina Baptist)/(Branch Banking & Trust Co. LIQ), 0.550%, 2/5/2009	6,700,000
12,320,000		North Carolina Medical Care Commission, Revenue Bonds (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)/(Branch Banking & Trust Co. LIQ), 0.400%, 2/5/2009	12,320,000
4,000,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	4,000,000
5,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	5,062,067
		TOTAL	278,075,067
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--6.0%
$3,125,000		Akron, Bath & Copley, OH, Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank NV LOC), 0.650%, 2/5/2009	$3,125,000
9,650,000		Ashland County, OH, (Series 2005) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 2.030%, 2/5/2009	9,650,000
16,500,000		Athens County, OH, Port Authority, (Series 2000) Weekly VRDNs (Housing for Ohio, Inc.)/(Wachovia Bank, N.A. LOC), 0.520%, 2/5/2009	16,500,000
46,050,000		Butler County, OH, Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 2/6/2009	46,050,000
8,000,000		Butler County, OH, 2.25% BANs, 8/6/2009	8,020,031
10,685,000	[3,4]	Cleveland, OH, Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 1.000%, 2/4/2009	10,685,000
1,925,000		Cleveland, OH, Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.480%, 2/5/2009	1,925,000
8,500,000		Cleveland, OH, Waterworks, (Series Q) Weekly VRDNs (Bank of America, N.A. LOC), 0.420%, 2/5/2009	8,500,000
7,480,000		Cleveland-Cuyahoga County, OH, Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC), 1.500%, 2/5/2009	7,480,000
8,000,000		Cleveland-Cuyahoga County, OH, Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/5/2009	8,000,000
3,905,000		Cuyahoga County, OH, Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 0.550%, 2/5/2009	3,905,000
5,000,000		Cuyahoga County, OH, IDA, (Series A-1 Remarketing) Weekly VRDNs (University School)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	5,000,000
3,900,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	3,900,000
4,860,000		Darke County, OH, Weekly VRDNs (Brethren Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 1.280%, 2/5/2009	4,860,000
21,830,000		Delaware County, OH, Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	21,830,000
6,000,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America, N.A. LOC), 1.000% 2/5/2009	6,000,000
2,425,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 2/5/2009	2,425,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$9,480,000		Franklin County, OH, Health Care Facilities, (Series 2004) Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	$9,480,000
6,165,000		Franklin County, OH, Health Care Facilities, (Series 2004) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 2.350%, 2/5/2009	6,165,000
14,705,000		Franklin County, OH, Health Care Facilities, (Series 2005) Weekly VRDNs (First Community Village)/(KBC Bank NV LOC), 0.480%, 2/5/2009	14,705,000
8,520,000		Franklin County, OH, Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.550%, 2/5/2009	8,520,000
17,790,000		Franklin County, OH, Hospital Facility Authority, (Series 2008C) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 2/5/2009	17,790,000
26,050,000		Franklin County, OH, Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 2/5/2009	26,050,000
13,065,000		Franklin County, OH, Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 2/5/2009	13,065,000
5,505,000		Hamilton County, OH, Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.470%, 2/5/2009	5,505,000
1,550,000		Hamilton County, OH, Hospital Facilities Authority, (Series 2007M) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 2/5/2009	1,550,000
4,615,000		Hamilton County, OH, Hospital Facilities Authority, (Series 2007N) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 2/5/2009	4,615,000
28,245,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 0.550%, 2/5/2009	28,245,000
20,500,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 0.700%, 2/5/2009	20,500,000
12,468,000		Hamilton, OH, 2.00% BANs, 9/10/2009	12,468,000
41,020,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 2.750%, 2/5/2009	41,020,000
8,820,000		Highland County, OH, Joint Hospital District, (Series 2007) Weekly VRDNs (Key Bank, N.A. LOC), 0.850%, 2/5/2009	8,820,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$3,800,000		Hilliard, OH, (Series 2008), 2.25% BANs, 8/27/2009	$3,810,589
15,000,000		Huber Heights, OH, City School District, 2.00% BANs, 8/18/2009	15,068,550
10,625,000		Kent State University, OH, Weekly VRDNs (Key Bank, N.A. LOC), 0.850%, 2/5/2009	10,625,000
15,555,000		Lake County, OH, Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	15,555,000
31,740,000		Lancaster, OH, Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.470%, 2/5/2009	31,740,000
3,975,000		Louisville, OH, (Series 1999A) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 0.730%, 2/5/2009	3,975,000
4,330,000		Louisville, OH, (Series 1999B) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 0.730%, 2/5/2009	4,330,000
7,000,000		Lucas County, OH, HDA, (Series A) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 0.650%, 2/4/2009	7,000,000
7,400,000		Lucas County, OH, IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.630%, 2/5/2009	7,400,000
9,925,000		Lucas County, OH, Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 2.550%, 2/5/2009	9,925,000
8,315,000		Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	8,315,000
19,036,771		Maple Heights, OH, City School District, 3.50% BANs, 11/5/2009	19,163,472
2,245,000		Middletown, OH, Weekly VRDNs (Bishop Fenwick High School)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2009	2,245,000
33,895,000	[3,4]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank PLC, London LOC), 0.540%, 2/5/2009	33,895,000
15,000,000		Middletown, OH, (Series 2008A) Weekly VRDNs (Atrium Medical Center Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2009	15,000,000
18,500,000		Middletown, OH, (Series 2008B) Weekly VRDNs (Atrium Medical Center Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2009	18,500,000
49,700,000	[3,4]	Montgomery County, OH, Hospital Authority, (MT-567) Daily VRDNs (Kettering Medical Center)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.490%, 2/5/2009	49,700,000
10,200,000		New Albany, OH, Community Authority, (Series C) Weekly VRDNs (Key Bank, N.A. LOC), 1.300%, 2/5/2009	10,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$46,500,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 0.800%, 2/4/2009	$46,500,000
4,800,000		Ohio State Higher Educational Facilities Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 1.900%, 2/5/2009	4,800,000
10,700,000		Ohio State Higher Educational Facilities, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 2/5/2009	10,700,000
6,255,000		Ohio State Higher Educational Facilities, Pooled Financing (Series 2003A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.500%, 2/5/2009	6,255,000
2,650,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/ (Barclays Bank PLC LOC), 0.400%, 2/4/2009	2,650,000
4,030,000		Pike County, OH, Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America, N.A. LOC), 0.560%, 2/5/2009	4,030,000
16,020,000		Port of Greater Cincinnati, OH, Development Authority, (Series 2003A) Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/ (Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 0.400%, 2/4/2009	16,020,000
3,000,000		Port of Greater Cincinnati, OH, Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(Bank of America, N.A. LOC), 0.470%, 2/5/2009	3,000,000
15,020,000		Portage County, OH, Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	15,020,000
5,070,000		Seneca County, OH, Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 1.280%, 2/5/2009	5,070,000
1,735,000		Summit County, OH, (Series 1996) Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC), 0.750%, 2/5/2009	1,735,000
5,030,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	5,030,000
5,000,000		University of Cincinnati, OH, (Series B) Weekly VRDNs (Bayerische Landesbank LOC), 0.500%, 2/5/2009	5,000,000
9,205,000		University of Cincinnati, OH, (Series E), 2.75% BANs, 7/21/2009	9,248,377
17,475,000		Vandalia Butler, OH, City School District, 2.125% BANs, 6/4/2009	17,526,586
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$595,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995) Weekly VRDNs (D & M Realty)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 2/5/2009	$595,000
4,200,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank, N.A. LOC), 0.700%, 2/5/2009	4,200,000
20,000,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	20,000,000
6,325,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 2/5/2009	6,325,000
		TOTAL	836,505,605
		Oklahoma--0.1%
1,400,000		Oklahoma Development Finance Authority, (Series 2001) Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America, N.A. LOC), 0.630%, 2/5/2009	1,400,000
7,575,000		Oklahoma Industries Authority, (Series 2005) Weekly VRDNs (Oklahoma Christian University)/(Bank of America, N.A. LOC), 0.560%, 2/5/2009	7,575,000
6,500,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America, N.A. LOC), 0.500%, 2/5/2009	6,500,000
		TOTAL	15,475,000
		Oregon--0.6%
70,000,000		Oregon State, (Series 2008A), 3.00% TANs, 6/30/2009	70,365,050
5,000,000		Oregon State, Veteran's Welfare Bonds (Series 73G) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/4/2009	5,000,000
7,825,000		Oregon State, Veterans' Welfare Bonds (Series 85) Daily VRDNs (Dexia Credit Local LIQ), 0.650%, 2/2/2009	7,825,000
		TOTAL	83,190,050
		Pennsylvania--7.4%
7,780,000		Adams County, PA, IDA, (Series 2007) Weekly VRDNs (Cross Keys Village - Brethren Home Community)/(PNC Bank, N.A. LOC), 0.500%, 2/5/2009	7,780,000
7,480,000		Allegheny County, PA, Hospital Development, (Series 2005A) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.820%, 2/5/2009	7,480,000
55,995,000	[3,4]	Allegheny County, PA, Hospital Development, (Series MT-506) Daily VRDNs (University of Pittsburgh Medical Center)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.490%, 2/5/2009	55,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$9,810,000	[3,4]	Allegheny County, PA, Hospital Development, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(JPMorgan Chase & Co. LIQ)/ (JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/5/2009	$9,810,000
3,300,000		Allegheny County, PA, IDA, (Series B) Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	3,300,000
2,430,000		Allegheny County, PA, IDA, Revenue Bonds (Series 2002) Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.500%, 2/5/2009	2,430,000
13,150,000		Allentown, PA, Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank, N.A. LOC), 0.600%, 2/2/2009	13,150,000
3,200,000		Beaver County, PA, IDA, (Series 2006-A) Daily VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.400%, 2/2/2009	3,200,000
24,235,000		Beaver County, PA, IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.550%, 2/4/2009	24,235,000
83,185,000		Beaver County, PA, IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank, N.A. LOC), 0.500%, 2/4/2009	83,185,000
6,100,000		Berks County, PA, Municipal Authority, (Series A of 2008) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 0.450%, 2/5/2009	6,100,000
13,000,000		Bethlehem, PA, Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.250%, 2/5/2009	13,000,000
8,965,000		Bucks County, PA, IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Banknorth N.A. LOC), 0.450%, 2/5/2009	8,965,000
8,850,000		Bucks County, PA, IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	8,850,000
8,000,000		Chester County, PA, IDA, (Series 2008A) Weekly VRDNs (University Student Housing LLC)/(Citizens Bank of Pennsylvania LOC), 0.450%, 2/5/2009	8,000,000
3,220,000		Chester County, PA, IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 0.630%, 2/4/2009	3,220,000
8,200,000		Clearfield County, PA, IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	8,200,000
2,500,000		Cumberland County, PA, Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank NV LOC), 0.650%, 2/5/2009	2,500,000
13,400,000		Cumberland County, PA, Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America, N.A. LOC), 0.500%, 2/5/2009	13,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$2,805,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 2.000%, 2/5/2009	$2,805,000
10,630,000		Dauphin County, PA, IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.820%, 2/6/2009	10,630,000
4,500,000		Dauphin County, PA, (Series of 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.470%, 2/5/2009	4,500,000
13,295,000	[3,4]	Delaware Valley, PA, Regional Finance Authority, BB&T Floater Certificates (Series 2028) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.440%, 2/5/2009	13,295,000
18,550,000		Downingtown Area School District, PA, (Series of 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.750%, 2/4/2009	18,550,000
8,255,000		Erie County, PA, Hospital Authority Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY, LOC), 0.600%, 2/5/2009	8,255,000
8,870,000		Franklin County, PA, IDA, (Series of 2006) Weekly VRDNs (Menno-Haven, Inc.)/(Wachovia Bank, N.A. LOC), 0.600%, 2/5/2009	8,870,000
10,680,000		Harveys Lake, PA, General Municipal Authority, (Series 2008) Weekly VRDNs (Misericordia University)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	10,680,000
4,000,000		Haverford Twp, PA, School District, (Series 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.470%, 2/5/2009	4,000,000
6,000,000		Indiana County, PA, IDA, (Series 2006) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/4/2009	6,000,000
2,375,000		Lancaster, PA, Municipal Authority, (Series C of 2006) Weekly VRDNs (Garden Spot Village)/(Fulton Bank LOC), 0.750%, 2/4/2009	2,375,000
13,025,000		Lawrence County, PA, IDA, (Series 2003) Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC), 0.600%, 2/5/2009	13,025,000
1,055,000		Lebanon County, PA, Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank, N.A. LOC), 0.510%, 2/5/2009	1,055,000
50,800,000		Lehigh County, PA, General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 0.450%, 2/5/2009	50,800,000
8,220,000		Luzerne County, PA, Convention Center, (Series A of 1998) Weekly VRDNs (PNC Bank, N.A. LOC), 0.470%, 2/5/2009	8,220,000
6,600,000		Montgomery County, PA, IDA, PCR (2002 Series A) Weekly VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank, N.A. LOC), 0.600%, 2/4/2009	6,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$2,270,000		North Penn, PA, Water Authority, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.250%, 2/5/2009	$2,270,000
1,200,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.600%, 2/4/2009	1,200,000
400,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	400,000
4,000,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(Bank of America, N.A. LOC), 0.480%, 2/5/2009	4,000,000
12,815,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America, N.A. LIQ), 0.450%, 2/4/2009	12,815,000
7,230,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America, N.A. LIQ), 0.450%, 2/4/2009	7,230,000
75,450,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.500%, 2/5/2009	75,450,000
30,000,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008B) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.500%, 2/5/2009	30,000,000
3,440,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank, N.A., Cherry Hill, NJ LOC), 0.560%, 2/5/2009	3,440,000
3,700,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank, N.A., Cherry Hill, NJ LOC), 0.560%, 2/5/2009	3,700,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thueringen LOC), 0.520%, 2/5/2009	3,000,000
11,500,000		Pennsylvania State Higher Education Facilities Authority, (Series B of 2008) Weekly VRDNs (St. Joseph's University)/(Citizens Bank of Pennsylvania LOC), 0.400%, 2/4/2009	11,500,000
7,700,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3) Weekly VRDNs (Messiah College)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 2/5/2009	7,700,000
5,520,000		Pennsylvania State Higher Education Facilities Authority, (Series J1) Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY, LOC), 0.720%, 2/5/2009	5,520,000
9,700,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY, LOC), 0.540%, 2/5/2009	9,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$10,705,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA, School District)/(FSA INS)/(Dexia Credit Local LIQ), 3.770%, 2/5/2009	$10,705,000
20,000,000		Pennsylvania State Turnpike Commission, (Series B-4 of 2008) Weekly VRDNs (Bank of America, N.A. LOC), 0.450%, 2/5/2009	20,000,000
4,750,000		Pennsylvania State University, (Series 2002) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.470%, 2/5/2009	4,750,000
5,800,000		Philadelphia, PA, Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 0.500%, 2/2/2009	5,800,000
2,900,000		Philadelphia, PA, Authority for Industrial Development, (Series 1998) Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank, N.A. LOC), 0.620%, 2/5/2009	2,900,000
5,000,000		Philadelphia, PA, Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.470%, 2/5/2009	5,000,000
23,880,000		Philadelphia, PA, Authority for Industrial Development, (Series 2008) Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America, N.A. LOC), 0.470%, 2/5/2009	23,880,000
2,430,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2003) Daily VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank, N.A., Cherry Hill, NJ, LOC), 0.560%, 2/5/2009	2,430,000
7,600,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily VRDNs (Children's Hospital of Philadelphia)/(Bank of America, N.A. LIQ), 0.550%, 2/2/2009	7,600,000
5,700,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series A of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/ (Wachovia Bank, N.A. LIQ), 0.550%, 2/2/2009	5,700,000
21,800,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series B of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/ (Wachovia Bank, N.A. LIQ), 0.550%, 2/2/2009	21,800,000
15,000,000		Philadelphia, PA, School District, (Series 2008 A-2) Weekly VRDNs (Bank of America, N.A. LOC), 0.450%, 2/5/2009	15,000,000
3,500,000		Philadelphia, PA, School District, (Series 2008 B-1) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	3,500,000
35,000,000		Philadelphia, PA, School District, (Series 2008 B-2) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	35,000,000
29,900,000		Philadelphia, PA, School District, (Series 2008 B-3) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	29,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$54,500,000		Philadelphia, PA, School District, (Series 2008 B-4) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	$54,500,000
7,795,000		Philadelphia, PA, School District, (Series 2008 D-1) Weekly VRDNs (PNC Bank, N.A. LOC), 0.470%, 2/5/2009	7,795,000
40,450,000		Philadelphia, PA, Water & Wastewater System, (Series 2003) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.450%, 2/4/2009	40,450,000
5,300,000		Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 1.320%, 2/5/2009	5,300,000
28,740,000		Pittsburgh, PA, Water & Sewer Authority, (Series C-1 of 2008) (Subordinate Bonds) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.000%, 2/5/2009	28,740,000
18,100,000		South Fork Municipal Authority, PA, (Series B) Weekly VRDNs (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS)/(PNC Bank, N.A. LIQ), 0.450%, 2/4/2009	18,100,000
2,500,000		Southcentral PA General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY, LOC), 0.530%, 2/6/2009	2,500,000
6,200,000		Southcentral PA General Authority, (Series 2008B) Weekly VRDNs (Wellspan Health Obligated Group)/(Citizens Bank of Pennsylvania LOC), 0.500%, 2/4/2009	6,200,000
14,200,000		Southcentral PA General Authority, (Series 2008C) Weekly VRDNs (Wellspan Health Obligated Group)/(Manufacturers & Traders Trust Co., Buffalo, NY, LOC), 0.540%, 2/4/2009	14,200,000
9,300,000		Southcentral PA General Authority, (Series 2008D) Weekly VRDNs (Wellspan Health Obligated Group)/(SunTrust Bank LOC), 0.470%, 2/4/2009	9,300,000
4,000,000		Union County, PA, Hospital Authority, (Series 2001) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America, N.A. LOC), 0.500%, 2/5/2009	4,000,000
5,500,000		Wallingford Swarthmore, PA, School District, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.250%, 2/5/2009	5,500,000
10,000,000		Washington County, PA, Hospital Authority, (Series 2008A) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	10,000,000
		TOTAL	1,030,935,000
		Puerto Rico--0.2%
30,465,000		Commonwealth of Puerto Rico, (Series 2009 A1), 3.00% TRANs (Bank of Nova Scotia, Toronto LOC), 7/30/2009	30,665,375
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Rhode Island--0.5%
$63,000,000		Rhode Island State and Providence Plantations, (Fiscal Year 2009 #R-1), 3.50% TANs, 6/30/2009	$63,331,260
10,120,000		Tiverton, RI, (Series 2), 2.75% BANs, 7/2/2009	10,146,649
		TOTAL	73,477,909
		South Carolina--1.8%
19,595,000		Greenville, SC, Hospital System, (Series 2008B) Weekly VRDNs (SunTrust Bank LOC), 0.470%, 2/5/2009	19,595,000
9,000,000		Greenville, SC, Hospital System, (Series 2008C) Weekly VRDNs (Bank of America, N.A. LOC), 0.450%, 2/5/2009	9,000,000
10,000,000		Lexington, SC, Waterworks and Sewer System, (Series 2008), 2.25% BANs, 12/15/2009	10,006,427
19,625,000		Piedmont Municipal Power Agency, SC, (Series 2008D) Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.250%, 2/5/2009	19,625,000
38,100,000		South Carolina Jobs-EDA, (Series 2001) Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	38,100,000
4,700,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America, N.A. LOC), 0.500%, 2/5/2009	4,700,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wachovia Bank, N.A. LOC), 0.500%, 2/5/2009	9,110,000
8,410,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.540%, 2/4/2009	8,410,000
4,300,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	4,300,000
13,000,000		South Carolina Jobs-EDA, (Series 2008A) Weekly VRDNs (Palmetto Health Alliance)/(Bank of America, N.A. LOC), 0.450%, 2/4/2009	13,000,000
14,460,000		South Carolina Jobs-EDA, (Series 2008B) Weekly VRDNs (Palmetto Health Alliance)/(Bank of America, N.A. LOC), 0.450%, 2/4/2009	14,460,000
4,700,000		South Carolina Jobs-EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	4,700,000
24,000,000	[3,4]	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2009 AA), 2.25% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 7/15/2009	24,027,182
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--continued
$13,470,000		South Carolina Transportation Infrastructure Bank, Refunding Revenue Bonds (Series 2003B-1) Weekly VRDNs (Bank of America, N.A. LOC), 0.450%, 2/4/2009	$13,470,000
20,000,000		South Carolina Transportation Infrastructure Bank, Refunding Revenue Bonds (Series 2003B-3) Weekly VRDNs (Wachovia Bank, N.A. LOC), 0.500%, 2/4/2009	20,000,000
35,250,000		Spartanburg County, SC, Health Services District, Inc., (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America, N.A. LIQ), 0.450%, 2/4/2009	35,250,000
		TOTAL	247,753,609
		South Dakota--0.1%
10,000,000		South Dakota Housing Development Authority, (2008 Series H), 2.50% Bonds, 1/4/2010	10,123,221
		Tennessee--2.6%
45,555,000		Blount County, TN, Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	45,555,000
6,100,000		Chattanooga, TN, HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America, N.A. LOC), 0.960%, 2/5/2009	6,100,000
4,100,000		Chattanooga, TN, IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 0.540%, 2/4/2009	4,100,000
11,340,000	[3,4]	Chattanooga, TN, IDB, PUTTERs (Series 2055) Weekly VRDNs (Southside Redevelopment Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.980%, 2/5/2009	11,340,000
6,150,000		Hendersonville, TN, IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	6,150,000
18,795,000		Jackson, TN, Energy Authority, (Series 2002) Weekly VRDNs (Jackson, TN, Water System)/(FSA INS)/(SunTrust Bank LIQ), 0.940%, 2/4/2009	18,795,000
99,320,000		Johnson City, TN, Health & Education Facilities Board, (Series 2007A) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 0.750%, 2/4/2009	99,320,000
7,890,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2000) Weekly VRDNs (Johnson Bible College)/(Regions Bank, Alabama LOC), 0.780%, 2/5/2009	7,890,000
10,000,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.720%, 2/2/2009	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Tennessee--continued
$4,300,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 0.490%, 2/4/2009	$4,300,000
8,000,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2008B) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	8,000,000
8,450,000		Memphis, TN, Center City Revenue Finance Corp., (Series 1996A) Weekly VRDNs (South Bluffs)/(SunTrust Bank LOC), 0.680%, 2/5/2009	8,450,000
11,000,000		Metropolitan Government Nashville & Davidson County, TN, IDB, (Series 2006) Weekly VRDNs (Lipscomb University)/(SunTrust Bank LOC), 0.540%, 2/4/2009	11,000,000
6,400,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.540%, 2/4/2009	6,400,000
9,500,000		Sevier County, TN, Public Building Authority, Local Government Public Improvement (Series VII-B-2) Weekly VRDNs (Cumberland County, TN)/(Allied Irish Banks PLC LOC), 0.600%, 2/4/2009	9,500,000
10,000,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2007) Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/ (SunTrust Bank LOC), 0.540%, 2/4/2009	10,000,000
7,225,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America, N.A. LOC), 0.530%, 2/5/2009	7,225,000
13,200,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2008) Weekly VRDNs (Briarcrest Christian School)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	13,200,000
9,500,000		Springfield, TN, Health & Educational Facilities Board, (Series 2008) Weekly VRDNs (NorthCrest Medical Center)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	9,500,000
34,995,000	[3,4]	Tennessee Energy Acquisition Corp. Gas Project 2006A, (PT-3907) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.460%, 2/5/2009	34,995,000
22,300,000		Wilson County, TN, Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.470%, 2/5/2009	22,300,000
		TOTAL	354,120,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--11.9%
$9,680,000	[3,4]	Austin, TX, Electric Utility System, Municipal Securities Trust Receipts (SGA 122) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 1.000%, 2/4/2009	$9,680,000
6,415,000	[3,4]	Austin, TX, Water and Wastewater System, MERLOTS (Series 2001-A63) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 0.600%, 2/4/2009	6,415,000
3,500,000		Bexar County, TX, Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.580%, 2/5/2009	3,500,000
61,540,000	[3,4]	Brazos County, TX, Health Facilities Development Corp., (Series MT-483) Daily VRDNs (Franciscan Services Corporation)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.490%, 2/5/2009	61,540,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America, N.A. LOC), 0.550%, 2/5/2009	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT)/(Series 2007-36) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.560%, 2/5/2009	24,150,000
8,650,000		Crawford, TX, Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 1.250%, 2/5/2009	8,650,000
41,500,000		Dallas, TX, ISD, (Series 2008), 3.00% TANs, 2/13/2009	41,514,056
4,465,000	[3,4]	El Paso County, TX, Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.680%, 2/5/2009	4,465,000
11,500,000		El Paso, TX, HFDC, (Series 2007) Weekly VRDNs (Bienvivir Senior Health Services)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 2/5/2009	11,500,000
400,000		Grapevine, TX, IDC, (Series 1993) Weekly VRDNs (Southern Air Transport, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/5/2009	400,000
11,000,000		Harris County, TX, Education Facilities Finance Corp., (Series 2008B) Weekly VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Allied Irish Banks PLC LOC), 0.450%, 2/4/2009	11,000,000
20,000,000		Harris County, TX, Education Facilities Finance Corp., (Series 2008C) Weekly VRDNs (Memorial Hermann Healthcare System)/(Wachovia Bank, N.A. LOC), 0.450%, 2/5/2009	20,000,000
7,500,000		Harris County, TX, Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/5/2009	7,500,000
6,000,000		Harris County, TX, Education Facilities Finance Corp., (Series 2008D-2) Weekly VRDNs (Memorial Hermann Healthcare System)/(Allied Irish Banks PLC LOC), 0.650%, 2/5/2009	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$3,625,000		Harris County, TX, Education Facilities Finance Corp., (Series 2008D-3) Weekly VRDNs (Memorial Hermann Healthcare System)/(Compass Bank, Birmingham LOC), 0.350%, 2/4/2009	$3,625,000
8,950,000		Harris County, TX, HFDC, (Series 2000) Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC), 0.580%, 2/5/2009	8,950,000
6,800,000		Harris County, TX, HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/5/2009	6,800,000
35,800,000		Harris County, TX, HFDC, (Series 2005 A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.700%, 2/2/2009	35,800,000
32,175,000		Harris County, TX, HFDC, (Series 2006C) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.700%, 2/2/2009	32,175,000
25,000,000		Harris County, TX, HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., JPMorgan Chase Bank, N.A. and Wachovia Bank, N.A. LIQs), 0.500%, 2/5/2009	25,000,000
12,300,000		Harris County, TX, HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Bayerische Landesbank, JPMorgan Chase & Co., Northern Trust Co., Chicago, IL, and St. Luke's Episcopal Hospital LIQs), 0.600%, 2/2/2009	12,300,000
37,500,000		Harris County, TX, HFDC, (Subseries 2005 A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.700%, 2/2/2009	37,500,000
30,000,000		Harris County, TX, HFDC, (Subseries 2007A-1) Daily VRDNs (Baylor College of Medicine)/(Wachovia Bank, N.A. LOC), 0.620%, 2/2/2009	30,000,000
6,200,000		Houston, TX, Combined Utility System, (Series 2008A-2) Weekly VRDNs (Bank of America, N.A. LOC), 0.450%, 2/5/2009	6,200,000
23,500,000		Houston, TX, Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-1) Weekly VRDNs (Bank of America, N.A., Bank of New York, Dexia Credit Local and State Street Bank and Trust Co. LOCs), 1.100%, 2/5/2009	23,500,000
9,880,000		Houston, TX, Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank, N.A. LOC), 1.250%, 2/5/2009	9,880,000
4,795,000		Houston, TX, Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 1.250%, 2/1/2009	4,795,000
8,950,000	[3,4]	Irving, TX, ISD, (PT-3954) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.530%, 2/5/2009	8,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$4,890,000		Kendall County, TX, Health Facilities Development Corp., (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(Allied Irish Banks PLC LOC), 0.460%, 2/5/2009	$4,890,000
5,130,000	[3,4]	Lamar, TX, Consolidated ISD, Rocs (Series 10276) Weekly VRDNs (GTD by Texas PSFG Program)/(Citigroup Financial Products, Inc. LIQ), 0.700%, 2/5/2009	5,130,000
18,965,000	[3,4]	Longview, TX, ISD, STAGE (Series 2008-45C) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.530%, 2/5/2009	18,965,000
8,560,000	[3,4]	McKinney, TX, ISD, (PT-1180) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 0.530%, 2/5/2009	8,560,000
1,620,000	[3,4]	North East, TX, ISD, (PT-3958) Weekly VRDNs (GTD by Texas PSFG Program)/(Dexia Credit Local LIQ), 3.090%, 2/5/2009	1,620,000
19,255,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.480%, 2/5/2009	19,255,000
6,000,000		Northside, TX, ISD, (Series A), 2.00% TOBs (GTD by Texas PSFG Program)/(Dexia Credit Local LIQ), Mandatory Tender 8/1/2009	6,000,000
5,400,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A12) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank, N.A. LIQ), 0.650%, 2/4/2009	5,400,000
28,000,000		San Antonio, TX, Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America, N.A. LIQ), 0.450%, 2/4/2009	28,000,000
5,850,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2001 A10) Weekly VRDNs (Wachovia Bank, N.A. LIQ), 0.600%, 2/4/2009	5,850,000
88,995,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A53), 2.10% TOBs (Wachovia Bank, N.A. LIQ), Optional Tender 2/18/2009	88,995,000
7,935,000	[3,4]	San Antonio, TX, ISD, (PT-1184) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 0.530%, 2/5/2009	7,935,000
25,000,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., (Series 2008C-1) Weekly VRDNs (Christus Health System)/(Bank of America, N.A. LOC), 0.460%, 2/4/2009	25,000,000
23,675,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., (Series 2008C-2) Weekly VRDNs (Christus Health System)/(Bank of America, N.A. LOC), 0.460%, 2/4/2009	23,675,000
37,000,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., (Series 2008C-3) Weekly VRDNs (Christus Health System)/(Bank of America, N.A. LOC), 0.450%, 2/4/2009	37,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$13,465,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., (Series 2008C-5) Weekly VRDNs (Christus Health System)/(Compass Bank, Birmingham LOC), 0.450%, 2/4/2009	$13,465,000
4,525,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., (Series 2008E) Weekly VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/4/2009	4,525,000
10,775,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., (Series 2008F) Weekly VRDNs (Texas Health Resources System)/(Compass Bank, Birmingham LIQ), 0.300%, 2/4/2009	10,775,000
93,750,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.180%, 2/5/2009	93,750,000
79,500,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.180%, 2/5/2009	79,500,000
104,500,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4282) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.180%, 2/5/2009	104,500,000
36,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.770%, 2/5/2009	36,000,000
160,405,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.), 0.770%, 2/5/2009	160,405,000
26,265,000		Texas Small Business IDC, (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(Bank of America, N.A. LOC), 0.500%, 2/4/2009	26,265,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank, N.A., New York LIQ), 0.500%, 2/5/2009	8,685,000
4,250,000	[3,4]	Texas State Transportation Commission, PUTTERs (Series 2492) Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 0.460%, 2/5/2009	4,250,000
300,000,000		Texas State, (Series 2008), 3.00% TRANs, 8/28/2009	302,321,622
1,815,000	[3,4]	Texas State, PUTTERs (Series 2816) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.460%, 2/5/2009	1,815,000
10,480,000	[3,4]	Texas Water Development Board, (Series 2008-C51), 2.00% TOBs (Wachovia Bank, N.A. LIQ), Optional Tender 7/15/2009	10,480,000
33,000,000		Travis County, TX, Health Facilities Development Corp., (Series 2008) Weekly VRDNs (Longhorn Village)/(Bank of Scotland, Edinburgh LOC), 0.400%, 2/5/2009	33,000,000
		TOTAL	1,650,800,678
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Utah--0.7%
$1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.400%, 2/4/2009	$1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.530%, 2/4/2009	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.500%, 2/4/2009	22,350,000
47,500,000	[3,4]	Riverton, UT, Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase & Co. LIQ), 0.460%, 2/5/2009	47,500,000
9,195,000	[3,4]	Utah State Transit Authority, PUTTERs (Series 2833) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase & Co. LIQ), 0.680%, 2/5/2009	9,195,000
6,900,000		Weber County, UT, (Series 2000B) Daily VRDNs (IHC Health Services, Inc.)/(GTD by WestLB AG LIQ), 0.650%, 2/2/2009	6,900,000
		TOTAL	97,810,000
		Vermont--0.1%
8,555,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	8,555,000
		Virginia--2.5%
21,910,000		Alexandria, VA, IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.530%, 2/5/2009	21,910,000
1,000,000		Chesapeake Bay Bridge & Tunnel District, VA, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.450%, 2/5/2009	1,000,000
15,040,000		Chesterfield County, VA, EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/4/2009	15,040,000
4,300,000		Fairfax County, VA, EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 0.540%, 2/5/2009	4,300,000
8,755,000		Fairfax County, VA, EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	8,755,000
5,500,000		Fairfax County, VA, IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 0.430%, 2/4/2009	5,500,000
7,000,000		Fairfax County, VA, IDA, (Series 2005C-1) Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 0.320%, 2/4/2009	7,000,000
4,250,000		Fauquier County, VA, IDA, (Series 2008) Weekly VRDNs (Highland School, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	4,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$4,700,000		Hanover County, VA, EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	$4,700,000
1,880,000		Hanover County, VA, EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.420%, 2/4/2009	1,880,000
4,375,000		Henrico County, VA, EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC), 0.590%, 2/4/2009	4,375,000
8,700,000		Henrico County, VA, EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 0.480%, 2/5/2009	8,700,000
6,830,000		Henrico County, VA, EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	6,830,000
8,900,000		Lynchburg, VA, IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.450%, 2/5/2009	8,900,000
3,950,000		Lynchburg, VA, IDA, (Series 2004 F) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.450%, 2/5/2009	3,950,000
6,485,000		Newport News, VA, EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 0.540%, 2/4/2009	6,485,000
6,215,000		Norfolk, VA, EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	6,215,000
4,750,000		Norfolk, VA, EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(Bank of America, N.A. LOC), 0.420%, 2/4/2009	4,750,000
13,700,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.700%, 2/4/2009	13,700,000
7,850,000		Richmond, VA, IDA, (Series 2005) Daily VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 0.620%, 2/2/2009	7,850,000
26,020,000		Roanoke, VA, IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 0.700%, 2/2/2009	26,020,000
23,485,000		Roanoke, VA, IDA, (Series 2005-C-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 0.620%, 2/2/2009	23,485,000
3,500,000		Roanoke, VA, IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 0.620%, 2/2/2009	3,500,000
44,975,000		Roanoke, VA, IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank, N.A. LIQ), 0.620%, 2/2/2009	44,975,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$37,875,000		Roanoke, VA, IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.680%, 2/2/2009	$37,875,000
42,200,000		Roanoke, VA, IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.680%, 2/2/2009	42,200,000
5,295,000		Rockingham County, VA, IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	5,295,000
3,545,000		Virginia Beach, VA, Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	3,545,000
5,270,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.590%, 2/4/2009	5,270,000
10,345,000		Virginia Resources Authority, Water and Sewer (Series 1997) Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 0.540%, 2/5/2009	10,345,000
		TOTAL	348,600,000
		Washington--1.3%
27,450,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-D-3-1: Project No. 3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/4/2009	27,450,000
5,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America, N.A. LOC), 0.500%, 2/5/2009	5,000,000
12,580,000	[3,4]	King County, WA, Sewer System, ROCs (Series 10279) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.580%, 2/5/2009	12,580,000
3,400,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.450%, 2/5/2009	3,400,000
20,580,000	[3,4]	Seattle, WA, Municipal Light & Power, MERLOTS (Series 2001 A56) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 1.100%, 2/4/2009	20,580,000
10,000,000		Snohomish County, WA, Public Utility District No. 001, (Series 2008A), 3.75% BANs, 8/5/2009	10,072,441
30,000,000		Washington State Health Care Facilities Authority, (Series 2008A) Weekly VRDNs (Multicare Health System)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.450%, 2/4/2009	30,000,000
4,800,000		Washington State Health Care Facilities Authority, (Series 2008A) Weekly VRDNs (Southwest Washington Medical Center)/(Allied Irish Banks PLC LOC), 1.250%, 2/5/2009	4,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$21,000,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (Multicare Health System)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.550%, 2/4/2009	$21,000,000
5,400,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (PeaceHealth)/(Wells Fargo Bank, N.A. LOC), 0.300%, 2/5/2009	5,400,000
7,000,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (Southwest Washington Medical Center)/(Bank of America, N.A. LOC), 0.400%, 2/5/2009	7,000,000
17,700,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	17,700,000
6,225,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	6,225,000
16,000,000		Washington State Housing Finance Commission, (Series 2008) Weekly VRDNs Panorama)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	16,000,000
		TOTAL	187,207,441
		West Virginia--0.3%
27,245,000		Cabell County, WV, (Series 2007A) Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	27,245,000
10,000,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.450%, 2/5/2009	10,000,000
		TOTAL	37,245,000
		Wisconsin--4.1%
15,000,000		Appleton, WI, Redevelopment Authority, (Series 2001B) Weekly VRDNs (Fox Cities Performing Arts Center)/(JPMorgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs), 4.000%, 2/4/2009	15,000,000
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT)/ (Series 2004-4) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.630%, 2/5/2009	22,000,000
3,400,000		Glendale River Hills School District, WI, 2.50% TRANs, 8/19/2009	3,409,988
18,000,000		Oak Creek, WI, (Series 2004) Weekly VRDNs (Wisconsin Electric Power Co.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 2/4/2009	18,000,000
9,100,000		Pleasant Prairie, WI, (Series 2004) Weekly VRDNs (Wisconsin Electric Power Co.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 2/4/2009	9,100,000
38,000,000		Racine County, WI, School District, 2.25% TRANs, 7/10/2009	38,089,742
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$7,000,000	[3,4]	University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR) Weekly VRDNs (FSA INS)/(Wachovia Bank, N.A. LIQ), 0.600%, 2/4/2009	$7,000,000
28,600,000		University of Wisconsin Hospital and Clinics Authority, (Series 2002A) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.250%, 2/4/2009	28,600,000
22,925,000		University of Wisconsin Hospital and Clinics Authority, (Series 2005) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 1.350%, 2/5/2009	22,925,000
13,800,000		Wisconsin Health & Educational Facilities Authority, (Series 2008), 1.68% TOBs (Luther Hospital)/(GTD by Mayo Foundation), Mandatory Tender 4/15/2009	13,800,000
40,000,000	[3,4]	Wisconsin Health & Educational Facilities Authority, P-Floats (MT-630) Weekly VRDNs (Aurora Health Care, Inc.)/(GTD by BH Finance LLC)/ (Merrill Lynch & Co., Inc. LIQ), 0.490%, 2/5/2009	40,000,000
20,000,000		Wisconsin School Districts, 3.00% TRANs, 10/30/2009	20,190,413
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.070%, 2/5/2009	23,165,000
10,075,000	[3,4]	Wisconsin State HEFA, (MT-318) Weekly VRDNs (Aurora Medical Group)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.490%, 2/5/2009	10,075,000
22,350,000		Wisconsin State HEFA, (Series 2002) Daily VRDNs (Meritoer Hospital, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.450%, 2/2/2009	22,350,000
21,000,000		Wisconsin State HEFA, (Series 2005) Daily VRDNs (National Regency of New Berlin, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.450%, 2/2/2009	21,000,000
495,000		Wisconsin State HEFA, (Series 2005) Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.270%, 2/5/2009	495,000
6,185,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/4/2009	6,185,000
17,675,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (Attic Angel Obligated Group)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.550%, 2/5/2009	17,675,000
49,500,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Marshfield Clinic, WI)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.550%, 2/5/2009	49,500,000
51,000,000		Wisconsin State HEFA, (Series 2007B-1) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(Harris, N.A. LIQ), 0.600%, 2/5/2009	51,000,000
26,500,000		Wisconsin State HEFA, (Series 2008A) Daily VRDNs (ProHealth Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.450%, 2/2/2009	26,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank NV LOC), 0.600%, 2/5/2009	$3,770,000
33,250,000		Wisconsin State HEFA, (Series 2008B) Daily VRDNs (ProHealth Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.450%, 2/2/2009	33,250,000
6,490,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.600%, 2/5/2009	6,490,000
4,100,000		Wisconsin State HEFA, (Series 2008B-3) Weekly VRDNs (Marquette University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/5/2009	4,100,000
20,000,000		Wisconsin State HEFA, (Series B), 1.60% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Mandatory Tender 11/13/2009	20,000,000
39,400,000		Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.600%, 2/5/2009	39,400,000
		TOTAL	573,070,143
		Wyoming--0.1%
9,000,000		Cheyenne, WY, Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	9,000,000
3,760,000		Sweetwater County, WY, PCRB, (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.500%, 2/4/2009	3,760,000
		TOTAL	12,760,000
		TOTAL MUNICIPAL INVESTMENTS--99.6% [5] (AT AMORTIZED COST)	13,827,721,830
		OTHER ASSETS AND LIABILITIES - NET--0.4% [6]	54,555,129
		TOTAL NET ASSETS--100%	$13,882,276,959
At January 31, 2009, the Fund holds no securities that are subject to the federal AMT.

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier Securities. The Fund follows applicable regulations in determining whether a security rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security or Second Tier security. At January 31, 2009, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $2,187,407,182, which represented 15.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At January 31, 2009, these liquid restricted securities amounted to $2,187,407,182, which represented 15.8% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	13,827,721,830
Level 3--Significant Unobservable Inputs	--
TOTAL	$13,827,721,830

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COP	--Certificates of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multi Family Housing
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$13,827,721,830
Income receivable		32,483,739
Receivable for shares sold		56,394,831
Prepaid expenses		646,106
TOTAL ASSETS		13,917,246,506
Liabilities:
Payable for investments purchased	$27,068,550
Payable for shares redeemed	1,756,969
Bank overdraft	566,007
Payable for Directors'/Trustees' fees	13,231
Payable for shareholder services fee (Note 4)	145,598
Income distribution payable	5,419,192
TOTAL LIABILITIES		34,969,547
Net assets for 13,882,347,393 shares outstanding		$13,882,276,959
Net Assets Consist of:
Paid-in capital		$13,882,327,910
Accumulated net realized loss on investments		(45,253)
Distributions in excess of net investment income		(5,698)
TOTAL NET ASSETS		$13,882,276,959
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$11,119,245,130 ÷ 11,119,629,568 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$2,763,031,829 ÷2,762,717,825 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$155,741,154
Expenses:
Investment adviser fee (Note 4)		$13,270,219
Administrative personnel and services fee (Note 4)		5,179,098
Custodian fees		243,082
Transfer and dividend disbursing agent fees and expenses		132,083
Directors'/Trustees' fees		47,709
Auditing fees		10,110
Legal fees		28,478
Portfolio accounting fees		88,606
Shareholder services fee--Institutional Service Shares (Note 4)		1,897,216
Account administration fee--Institutional Service Shares		1,341,413
Share registration costs		58,212
Printing and postage		63,701
Insurance premiums		19,896
Temporary guarantee program insurance		1,696,781
Miscellaneous		22,840
TOTAL EXPENSES		24,099,444
Waivers and Expense Reduction:
Waiver of investment adviser fee (Note 4)	$(5,433,158)
Waiver of administrative personnel and services fee (Note 4)	(129,779)
Reduction of custodian fees (Note 5)	(231,278)
TOTAL WAIVERS AND EXPENSE REDUCTION		(5,794,215)
Net expenses			18,305,229
Net investment income			137,435,925
Net realized gain on investments			87,146
Change in net assets resulting from operations			$137,523,071

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$137,435,925	$318,621,278
Net realized gain on investments	87,146	2,721,077
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	137,523,071	321,342,355
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(113,171,447)	(247,419,999)
Institutional Service Shares	(24,384,264)	(71,101,829)
Distributions from net realized gain on investments
Institutional Shares	(1,996,665)	(458,685)
Institutional Service Shares	(491,342)	(170,666)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(140,043,718)	(319,151,179)
Share Transactions:
Proceeds from sale of shares	30,449,363,268	67,050,546,287
Net asset value of shares issued to shareholders in payment of distributions declared	60,064,309	152,863,503
Cost of shares redeemed	(29,301,888,821)	(63,826,908,665)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,207,538,756	3,376,501,125
Change in net assets	1,205,018,109	3,378,692,301
Net Assets:
Beginning of period	12,677,258,850	9,298,566,549
End of period (including undistributed (distributions in excess of) net investment income of $(5,698) and $114,088, respectively	$13,882,276,959	$12,677,258,850

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements include herein are only those of Tax-Free Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The Financial Highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund investments normally will not be subject to the federal AMT for individuals and corporations, and may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in the prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,067,298,326	$26,067,298,326	56,628,314,819	$56,628,314,819
Shares issued to shareholders in payment of distributions declared	50,381,363	50,381,363	129,086,127	129,086,127
Shares redeemed	(25,049,972,081)	(25,049,972,081)	(53,358,530,426)	(53,358,530,426)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,067,707,608	$1,067,707,608	3,398,870,520	$3,398,870,520

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,382,064,942	$4,382,064,942	10,422,231,468	$10,422,231,468
Shares issued to shareholders in payment of distributions declared	9,682,946	9,682,946	23,777,376	23,777,376
Shares redeemed	(4,251,916,740)	(4,251,916,740)	(10,468,378,239)	(10,468,378,239)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	139,831,148	$139,831,148	(22,369,395)	$(22,369,395)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,207,538,756	$1,207,538,756	3,376,501,125	$3,376,501,125

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $5,433,158 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $129,779 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC received $3,273 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended January 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,328,465,000 and $3,714,465,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce fund expenses. For the six months ended January 31, 2009, the Fund's expenses were reduced by $231,278 under these arrangements.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory Contract - May 2008

TAX-FREE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N401

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2009		2008	2007		2006		2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.003		0.028	0.048		0.039		0.018		0.006
Net realized gain on investments	0.000	[1]	--	--		--		--		0.000	[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003		0.028	0.048		0.039		0.018		0.006
Less Distributions:
Distributions from net investment income	(0.003)		(0.028)	(0.048)		(0.039)		(0.018)		(0.006)
Distributions from net realized gain on investments	(0.000	) [1]	--	--		--		--		(0.000	) [1]
TOTAL DISTRIBUTIONS	(0.003)		(0.028)	(0.048)		(0.039)		(0.018)		(0.006)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total Return [2]	0.29%		2.85%	4.91%		3.93%		1.86%		0.62%

Ratios to Average Net Assets:
Net expenses	0.49	% [3]	0.46%	0.46%		0.45%		0.45%		0.45%
Net investment income	0.53	% [3]	2.84%	4.79%		3.83%		1.82%		0.60%
Expense waiver/reimbursement [4]	0.08	% [3]	0.07%	0.07	% [5]	0.27	% [5]	0.32	% [5]	0.32	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$400,678		$428,344	$522,294		$524,802		$520,178		$651,852

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,002.90	$2.47
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.74	$2.50

1 Expenses are equal to the Fund's annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	77.3%
U.S. Treasury Securities	21.7%
Other Assets and Liabilities--Net [2]	1.0%
TOTAL	100.0%

At January 31, 2009, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	74.3%
8-30 Days	3.0%
31-90 Days	8.2%
91-180 Days	9.1%
181 Days or more	4.4%
Other Assets and Liabilities--Net [2]	1.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--77.3%
$41,000,000		Interest in $4,883,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,883,109,868 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2018 and the market value of those underlying securities was $4,980,772,097.	$41,000,000
41,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.26%, dated 1/30/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $2,000,043,333 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $2,040,044,262.	41,000,000
22,000,000	[1]	Interest in $825,000,000 joint repurchase agreement 0.15%, dated 1/2/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $825,106,563 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $841,608,812.	22,000,000
10,000,000	[1]	Interest in $920,000,000 joint repurchase agreement 0.19%, dated 1/27/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $920,145,667 on 2/26/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $938,429,728.	10,000,000
29,742,000		Interest in $7,700,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $7,700,173,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $7,854,176,760.	29,742,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$2,000,000	[1]	Interest in $100,000,000 joint repurchase agreement 2.10%, dated 8/13/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $101,044,167 on 2/9/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $103,023,411.	$2,000,000
41,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $2,500,056,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $2,550,009,328.	41,000,000
41,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,056,250 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2018 and the market value of those underlying securities was $2,550,057,453.	41,000,000
41,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.27%, dated 1/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,022,500 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/23/2009 and the market value of those underlying securities was $1,020,004,422.	41,000,000
41,000,000		Interest in $4,500,000,000 joint repurchase agreement 0.26%, dated 1/30/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $4,500,097,500 on 2/2/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2018 and the market value of those underlying securities was $4,590,002,090.	41,000,000
		TOTAL REPURCHASE AGREEMENTS	309,742,000
Principal Amount			Value
		U.S. TREASURY--21.7%
$17,000,000	[2]	United States Treasury Bills, 0.250% - 2.295%, 7/2/2009	$16,911,623
4,300,000	[2]	United States Treasury Bills, 0.990%, 5/15/2009	4,287,820
4,300,000	[2]	United States Treasury Bills, 1.000%, 10/22/2009	4,268,586
27,000,000	[2]	United States Treasury Bills, 1.100%, 4/16/2009	26,938,950
12,000,000	[2]	United States Treasury Bills, 1.600% - 2.425%, 6/4/2009	11,925,944
4,500,000		United States Treasury Notes, 4.000%, 8/31/2009	4,564,413
6,000,000		United States Treasury Notes, 4.500%, 3/31/2009	6,025,141
1,250,000		United States Treasury Notes, 4.875%, 5/15/2009	1,258,902
2,000,000		United States Treasury Notes, 4.875%, 5/31/2009	2,017,150
8,500,000		United States Treasury Notes, 4.875%, 8/15/2009	8,704,442
		TOTAL U.S. TREASURY	86,902,971
		TOTAL INVESTMENTS--99.0% (AT AMORTIZED COST) [3]	396,644,971
		OTHER ASSETS AND LIABILITIES - NET--1.0% [4]	4,033,055
		TOTAL NET ASSETS--100%	$400,678,026

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	396,644,971
Level 3--Significant Unobservable Inputs	--
TOTAL	$396,644,971

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Investments in repurchase agreements	$309,742,000
Investments in securities	86,902,971
Total investments in securities, at amortized cost and value		$396,644,971
Cash		890
Income receivable		502,348
Receivable for investments sold		3,500,000
Receivable for shares sold		21,196
Prepaid expenses		20,212
TOTAL ASSETS		400,689,617
Liabilities:
Payable for shares redeemed	3,286
Income distribution payable	7,711
Payable for Directors'/Trustees' fees	594
TOTAL LIABILITIES		11,591
Net assets for 400,677,994 shares outstanding		$400,678,026
Net Assets Consist of:
Paid-in capital		$400,677,994
Accumulated net realized gain on investments		2,576
Distributions in excess of net investment income		(2,544)
TOTAL NET ASSETS		$400,678,026
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$400,678,026 ÷ 400,677,994 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Interest			$2,237,254
Expenses:
Investment adviser fee (Note 4)		$882,757
Administrative personnel and services fee (Note 4)		172,294
Custodian fees		18,010
Transfer and dividend disbursing agent fees and expenses		12,246
Directors'/Trustees' fees		2,263
Auditing fees		9,109
Legal fees		4,221
Portfolio accounting fees		47,489
Share registration costs		20,555
Printing and postage		7,673
Insurance premiums		3,199
Temporary guarantee program insurance		64,963
Miscellaneous		9,562
TOTAL EXPENSES		1,254,341
Waivers (Note 4):
Waiver of investment adviser fee	$(179,610)
Waiver of administrative personnel and services fee	(4,350)
TOTAL WAIVERS		(183,960)
Net expenses			1,070,381
Net investment income			1,166,873
Net realized gain on investments			54,896
Change in net assets resulting from operations			$1,221,769

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,166,873	$14,539,405
Net realized gain on investments	54,896	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,221,769	14,539,405
Distributions to Shareholders:
Distributions from net investment income	(1,167,359)	(14,542,005)
Distributions from net realized gain on investments	(52,320)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,219,679)	(14,542,005)
Share Transactions:
Proceeds from sale of shares	890,380,476	2,049,234,317
Net asset value of shares issued to shareholders in payment of distributions declared	327,982	3,988,806
Cost of shares redeemed	(918,376,396)	(2,147,170,470)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(27,667,938)	(93,947,347)
Change in net assets	(27,665,848)	(93,949,947)
Net Assets:
Beginning of period	428,343,874	522,293,821
End of period (including distributions in excess of net investment income of $(2,544) and $(2,058), respectively)	$400,678,026	$428,343,874

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expired on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is recorded as temporary guarantee program insurance on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in the prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2009	Year Ended 7/31/2008
Shares sold	890,380,476	2,049,234,317
Shares issued to shareholders in payment of distributions declared	327,982	3,988,806
Shares redeemed	(918,376,396)	(2,147,170,470)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(27,667,938)	(93,947,347)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser waived $179,610 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,350 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, the Fund did not incur a shareholder services fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

7. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

TRUST FOR U.S. TREASURY OBLIGATIONS (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N799

8042508 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	March 23, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	March 23, 2009